UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, NY 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: March 1, 2007 through February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT  FEBRUARY 29, 2008

JPMorgan Funds

Money

Market

Funds

JPMorgan Prime Money Market Fund
JPMorgan Liquid Assets Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Tax Free Money Market Fund
JPMorgan Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Prime Money Market Fund	2
JPMorgan Liquid Assets Money Market Fund	3
JPMorgan U.S. Government Money Market Fund	4
JPMorgan U.S. Treasury Plus Money Market Fund	5
JPMorgan Federal Money Market Fund	6
JPMorgan 100% U.S. Treasury Securities Money Market Fund	7
JPMorgan Tax Free Money Market Fund	8
JPMorgan Municipal Money Market Fund	9
Schedules of Portfolio Investments	10
Financial Statements	78
Financial Highlights	100
Notes to Financial Statements	134
Report of Independent Registered Public Accounting Firm	144
Trustees	145
Officers	147
Schedule of Shareholder Expenses	148
Tax Letter	153

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Money Market Funds for the 12-month period ended February 29, 2008. Inside, you’ll find in-depth information on certain of the Funds.

“Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned –3.60%.

The risk aversion in U.S. markets was absent from the foreign stage, as emerging-market bonds continued to perform well. In addition, fixed income returns in developed markets offered strong returns in the period. In general, government bond markets continued to make progress due to the weakening outlook for equities in the face of an economic slowdown. Despite the decelerating economy, there was a spike in headline consumer price index inflation data, caused by strong commodity prices (particularly food and oil), which was most notable in the United States and euro zone.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector (non-Treasury segments) yields began increasing due to unease about credit quality in the leveraged and sub-investment-grade mortgage loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Liquidity concerns in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, and the credit ratings of several monoline insurers suffered, further depressing market sentiment.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Federal Reserve (Fed) adopted an easing campaign, while the federal government announced a stimulus plan that would send rebate checks to millions of U.S. homes.

The Fed’s actions cut interest rates by 225 basis points (bps) during the period and pushed money market yields lower throughout the year. The fed funds target ended the 12-month period at 3.00%.

The Fed’s rate cuts resulted from a shift in sentiment regarding economic growth and inflation, with the central bank’s latest policy statements indicating a greater concern about a slowing economy than the potential for rising inflation. Previously, the Fed had stated that inflation was the greater threat and the reason it kept the fed funds target unchanged at 5.25% from June 29, 2006, through September 18, 2007.

Treasury yields

As the period progressed, the government segments of the fixed income market provided more stability for investors than the volatile stock market and spread sectors (non-Treasury segments) of the bond market. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield securities were the worst, as investors scaled back their appetites for risk.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan Prime Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and preserving capital
Primary Investments	High quality, short-term, U.S. dollar-denominated money market instruments
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Cash Management and Capital Shares
Net Assets as of 2/29/2008	$100.7 Billion
Average Maturity	48 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	5.0%
2–7 days	25.5
8–30 days	19.4
31–60 days	19.1
61–90 days	15.8
91–180 days	12.4
181+ days	2.8

7-DAY SEC YIELD (1)

Morgan Shares	3.41%
Premier Shares	3.47
Agency Shares	3.66
Class B Shares	2.93
Class C Shares	2.93
Institutional Class Shares	3.73
Reserve Shares	3.21
Cash Management Shares	2.94
Capital Shares	3.77

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Cash Management Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.41%, 3.46%, 3.61%, 2.74%, 2.74%, 3,67%, 3.20%, 2.94% and 3.72% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Cash Management Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Liquid Assets Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments
High quality, short-term instruments including corporate notes, U.S. government securities, asset-backed securities, repurchase agreements, commercial paper, funding agreements, certificates of deposit, municipal obligations and bank obligations

Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Investor, Capital and Service Shares
Net Assets as of 2/29/2008	$11.6 Billion
Average Maturity	53 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	6.6%
2–7 days	18.2
8–30 days	24.2
31–60 days	17.1
61–90 days	16.2
91–180 days	14.8
181+ days	2.9

7-DAY SEC YIELD (1)

Morgan Shares	3.26%
Premier Shares	3.41
Agency Shares	3.60
Class B Shares	2.87
Class C Shares	2.87
Institutional Class Shares	3.67
Reserve Shares	3.15
Investor Shares	3.35
Capital Shares	3.71
Service Shares	2.79

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 3.24%, 3.40%, 3.55%, 2.68%, 2.68%, 3.61%, 3.14%, 3.35%, 3.66% and 2.78% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares, Investor Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan U.S. Government Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Seeks high current income with liquidity and stability of principal
Primary Investments	High quality, short-term securities issued or guaranteed by the U.S. government or by U.S. government agencies or instrumentalities and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve, Capital and Service Shares
Net Assets as of 2/29/2008	$33.3 Billion
Average Maturity	34 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	18.8%
2–7 days	35.9
8–30 days	12.4
31–60 days	11.9
61–90 days	13.1
91–180 days	4.9
181+ days	3.0

7-DAY SEC YIELD (1)

Morgan Shares	3.00%
Premier Shares	3.14
Agency Shares	3.34
Institutional Class Shares	3.40
Reserve Shares	2.89
Capital Shares	3.45
Service Shares	2.53

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Capital Shares and Service Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.99%, 3.14%, 3.30%, 3.35%, 2.89%, 3.41% and 2.53% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Capital Shares and Service Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan U.S. Treasury Plus Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Seeks current income with liquidity and stability of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds, and other obligations issued or guaranteed by the U.S. Treasury and repurchase agreements collateralized by such obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve and Investor Shares
Net Assets as of 2/29/2008	$12.9 Billion
Average Maturity	10 days
S&P rating*	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	79.9
8–30 days	15.6
31–60 days	0.0
61–90 days	0.7
91–180 days	3.8
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	1.63%
Premier Shares	1.77
Agency Shares	1.96
Class B Shares	1.24
Class C Shares	1.24
Institutional Class Shares	2.02
Reserve Shares	1.52
Investor Shares	1.71

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares and Investor Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 1.61%, 1.76%, 1.91%, 1.05%, 1.05%, 1.96%, 1.51% and 1.71% for Morgan Shares, Premier Shares, Agency Shares, Class B Shares, Class C Shares, Institutional Class Shares, Reserve Shares and Investor Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Treasury Plus Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan Federal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Current income while still preserving capital and maintaining liquidity
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes as well as debt obligations issued or guaranteed by U.S. government agencies or instrumentalities
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class and Reserve Shares
Net Assets as of 2/29/2008	$15.6 Billion
Average Maturity	34 days
S&P rating *	AAAm
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	20.8%
2–7 days	10.6
8–30 days	31.7
31–60 days	13.5
61–90 days	18.7
91–180 days	3.5
181+ days	1.2

7-DAY SEC YIELD (1)

Morgan Shares	2.82%
Premier Shares	2.96
Agency Shares	3.16
Institutional Class Shares	3.22
Reserve Shares	2.71

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.80%, 2.95%, 3.11%, 3.16% and 2.70% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

6   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan 100% U.S. Treasury Securities Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income while still maintaining liquidity and providing maximum safety of principal
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve and Capital Shares
Net Assets as of 2/29/2008	$30.6 Billion
Average Maturity	46 days
S&P rating*	AAAm-G
Moody’s rating*	Aaa
NAIC rating*	Class 1

*	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The ‘G’ designation in the S&P rating means that the Fund’s portfolio consists primarily of U.S. Government securities. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE**

1 day	0.0%
2–7 days	13.7
8–30 days	32.6
31–60 days	15.7
61–90 days	29.3
91–180 days	8.7
181+ days	0.0

7-DAY SEC YIELD (1)

Morgan Shares	2.14%
Premier Shares	2.28
Agency Shares	2.48
Institutional Class Shares	2.54
Reserve Shares	2.03
Capital Shares	2.58

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares and Capital Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.12%, 2.27%, 2.43%, 2.48%, 2.02% and 2.53% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares and Capital Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan Tax Free Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Highest possible level of current income which is excluded from gross income, while preserving capital and maintaining liquidity*
Primary Investments	Direct obligations of the U.S. Treasury including Treasury bills, bonds and notes
Suggested investment time frame	Short-term municipal obligations
Share classes offered	Morgan, Premier, Agency, Institutional Class and Reserve Shares
Net Assets as of 2/29/2008	$25.1 Billion
Average Maturity	22 days
S&P rating**	AAAm
Moody’s rating**	Aaa
NAIC rating**	Class 1

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

**	This rating is historical and is based upon the Fund’s credit quality, market price exposure and management.

The S&P and Moody’s ratings are historical and signify that the Fund’s safety is excellent, with superior capacity to maintain a net asset value of $1.00 per share. The National Association of Insurance Commissioners’ (NAIC’s) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

MATURITY SCHEDULE***

1 day	9.3%
2–7 days	76.4
8–30 days	1.7
31–60 days	1.8
61–90 days	0.3
91–180 days	7.7
181+ days	2.8

7-DAY SEC YIELD (1)

Morgan Shares	2.45%
Premier Shares	2.59
Agency Shares	2.78
Institutional Class Shares	2.85
Reserve Shares	2.34

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

***	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.43%, 2.58%, 2.73%, 2.79% and 2.33% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares and Reserve Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Tax Free Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

8   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Objective	Seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal
Primary Investments	High quality short-term municipal securities, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier, Agency, Institutional Class, Reserve, Service and E*Trade Shares
Net Assets as of 2/29/2008	$2.9 Billion
Average Maturity	24 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

MATURITY SCHEDULE**

1 day	13.5%
2–7 days	73.7
8–30 days	0.6
31–60 days	0.5
61–90 days	0.0
91–180 days	6.6
181+ days	5.1

7-DAY SEC YIELD (1)

Morgan Shares	2.46%
Premier Shares	2.61
Agency Shares	2.80
Institutional Class Shares	2.86
Reserve Shares	2.35
Service Shares	1.98
E*Trade Shares	2.05

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

**	Percentages indicated are based upon total investments as of February 29, 2008.

(1)	The yields for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Service Shares and E*Trade Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.42%, 2.58%, 2.73%, 2.78%, 2.32%, 1.95% and 1.97% for Morgan Shares, Premier Shares, Agency Shares, Institutional Class Shares, Reserve Shares, Service Shares and E*Trade Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Asset-Backed Securities — 1.0%
60,000	Aire Valley Mortgages plc (United Kingdom), Series 2007-1A, Class 1A1, FRN, 3.10%, 03/20/08 (e) (i)	60,000
175,000	Arkle Master Issuer plc (United Kingdom), Series 2007-1A, Class 1A, FRN, 3.10%, 03/17/08 (e)	175,000
57,500	Granite Master Issuer plc (United Kingdom), Series 2007-2, Class 4A1, FRN, 3.10%, 03/17/08	57,500
50,000	Parcs Master Trust, Series 2007-1, FRN, 4.93%, 03/20/08 (e) (i)	49,998
120,000	Premium Asset Trust, Series 2003-05, FRN, 3.43%, 04/01/08 (e) (i)	120,000
200,000	Pyxis Master Trust, Series 2006-4, FRN, 3.12%, 03/20/08 (e) (i)	200,000
323,460	Steers Delaware Business Trust, Series 2006-1, FRN, 3.13%, 03/27/08 (e) (i)	323,460
39,629	TIAA Retail Commercial Trust (Cayman Islands), Series 2003-1A, Class A1MM, FRN, 3.33%, 03/28/08 (e) (i)	39,629
	Total Asset-Backed Securities (Cost $1,025,587)	1,025,587
Certificates of Deposit — 30.2%
	Anglo Irish,
470,000	3.25%, 05/01/08	470,000
200,000	3.31%, 04/25/08	200,033
	ANZ National International Ltd.,
251,000	FRN, 3.35%, 04/07/08 (e)	251,000
	Bank of Ireland (Ireland),
150,000	2.98%, 07/21/08	150,000
185,000	3.05%, 08/26/08	185,000
350,000	3.19%, 05/02/08	350,000
580,000	FRN, 3.44%, 05/01/08	580,000
	Bank of Scotland plc,
440,000	2.98%, 08/21/08	440,000
285,000	3.22%, 04/30/08	285,000
380,000	3.27%, 02/23/09	380,000
275,000	3.28%, 03/06/09	275,000
250,000	4.40%, 07/08/08	250,000
654,000	4.82%, 10/03/08	654,000
225,000	5.02%, 03/20/08	225,000
525,000	FRN, 4.12%, 04/17/08	525,000
170,000	Bank of the West, 5.24%, 03/03/08	170,000
	Barclays Bank plc (United Kingdom),
986,200	3.75%, 07/18/08	986,200
64,400	4.43%, 07/07/08	64,400
778,800	5.10%, 04/17/08	778,800
	Barclays Capital, Inc.,
456,000	3.02%, 02/25/09	456,000
252,000	5.24%, 05/06/08	252,000
416,000	5.41%, 07/10/08	416,000
1,237,000	BNP Paribas (France), 3.18%, 05/01/08	1,237,000
139,000	Calyon N.A. Co., 4.90%, 06/10/08	139,529
525,000	Canadian Imperial Bank of Commerce (Canada), FRN, 3.21%, 03/17/08	525,000
570,000	Credit Agricole S.A., 4.82%, 04/01/08	570,002
	Credit Industriel et Commercial,
300,000	2.99%, 08/08/08	300,000
225,000	2.99%, 08/11/08	225,000
350,000	3.00%, 08/21/08	350,000
515,000	3.97%, 05/22/08	515,000
300,000	4.82%, 04/01/08	300,001
339,000	4.85%, 03/03/08	339,000
550,000	5.19%, 04/16/08	550,003
	Depfa Bank plc,
103,200	2.98%, 08/20/08	103,200
490,000	3.25%, 07/23/08	490,000
550,000	Deutsche Bank AG (Germany), FRN, 4.75%, 04/04/08	550,000
339,300	DZ Bank AG, 3.15%, 05/01/08	339,300
996,000	Fortis Bank N.V., 3.12%, 03/03/08	996,001
518,500	HBOS Treasury Services plc (United Kingdom), 5.40%, 03/18/08	518,500
	HSH Nordbank AG,
150,000	3.12%, 05/05/08	150,000
196,000	3.15%, 05/01/08	196,000
629,200	Landesbank Baden-Wuerttemberg (Germany), 5.04%, 04/22/08	629,200
	Landesbank Hessen,
1,000,000	3.21%, 05/01/08	1,000,000
275,000	4.29%, 05/02/08	275,000
175,000	4.48%, 05/09/08	175,003
	Mizuho Corporate Bank,
300,000	3.23%, 05/01/08	300,000
149,900	3.35%, 04/25/08	149,923
440,000	Natexis Banques Populaires U.S. Finance Co., FRN, 4.77%, 03/31/08	439,988
	National Bank of Canada,
553,500	3.25%, 04/28/08	553,500
200,000	3.28%, 07/29/08	200,000
	Natixis,
613,000	3.00%, 08/01/08	613,000
57,200	3.90%, 04/15/08	57,245
560,000	4.77%, 05/02/08	560,000

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — Continued
155,000	5.06%, 04/21/08	155,000
200,000	5.10%, 03/19/08	200,002
625,000	FRN, 3.29%, 03/25/08	625,000
540,000	Santander Central, 4.09%, 06/16/08	540,032
	Societe Generale,
255,000	3.05%, 02/27/09	255,000
529,000	3.10%, 08/08/08	529,000
546,000	3.73%, 07/22/08	546,000
160,000	4.63%, 04/07/08	160,000
100,000	4.92%, 03/17/08	100,000
460,000	5.42%, 06/12/08	460,000
	Toronto Dominion Bank,
196,000	4.94%, 03/24/08	196,000
1,700	5.08%, 03/12/08	1,700
	UBS AG,
100,000	3.00%, 08/01/08	100,000
108,000	3.90%, 07/11/08	108,252
194,965	4.29%, 06/09/08	194,965
651,350	4.66%, 08/29/08	651,350
500,000	5.49%, 03/12/08	500,001
	Ulster Bank Ireland,
640,000	3.25%, 07/29/08	640,000
550,000	3.74%, 07/22/08	550,000
385,000	4.00%, 04/30/08	385,000
385,000	4.26%, 06/11/08	385,000
200,000	4.62%, 04/07/08	200,000
	UniCredito Italiano S.p.A. (Italy),
220,000	4.46%, 05/09/08	220,000
464,700	4.67%, 04/07/08	464,702
80,000	4.78%, 04/29/08	80,000
	Westpac Trust Securities Ltd.,
136,000	FRN, 3.35%, 01/28/09 (e)	136,000
411,000	FRN, 3.38%, 10/30/08 (e)	411,000
	Total Certificates of Deposit (Cost $30,483,832)	30,483,832
Commercial Paper — 32.9% (n)
80,000	Alpine Securitization Corp., 5.37%, 03/14/08	79,847
	Amstel Funding Corp.,
122,563	3.16%, 05/06/08	121,860
139,000	3.16%, 05/09/08	138,166
85,000	3.21%, 05/08/08	84,489
85,420	3.23%, 05/05/08	84,926
83,500	3.28%, 04/24/08	83,093
97,000	3.92%, 04/21/08	96,466
10,305	4.73%, 04/03/08	10,261
430,000	5.32%, 03/19/08	428,871
231,000	5.37%, 03/17/08	230,456
225,000	5.68%, 03/14/08	224,545
125,400	Amsterdam Funding Corp., 3.14%, 05/16/08 (e)	124,574
	Anglo Irish,
100,000	4.06%, 04/02/08	99,643
207,000	4.06%, 04/18/08	205,890
	ANZ National International Ltd.,
92,100	4.96%, 03/18/08	91,887
	ASB Finance Ltd.,
250,000	2.95%, 09/22/08 (e)	245,871
43,000	2.98%, 08/19/08	42,399
144,900	3.00%, 07/21/08	143,208
160,000	3.00%, 02/23/09	155,352
	Atlantic Asset Corp.,
41,075	3.73%, 04/11/08	40,902
103,147	5.18%, 03/20/08	102,872
125,000	5.29%, 03/26/08	124,549
	Atlantis One Funding Corp.,
145,000	3.11%, 03/03/08	144,975
302,600	3.12%, 05/07/08	300,854
200,000	3.21%, 03/14/08	199,769
269,915	3.25%, 04/29/08	268,491
164,000	Bank of Ireland (Ireland), 4.33%, 05/12/08 (e)	162,599
200,645	Barton Capital Corp., 3.26%, 03/12/08	200,446
484,010	Bayerische Landesbank Hessen (Germany), 3.27%, 04/29/08	481,440
	Belmont Funding LLC,
293,000	5.41%, 04/03/08	291,568
100,000	5.58%, 03/13/08 (e)	99,817
175,000	5.97%, 03/11/08 (e)	174,718
240,000	BNZ International Funding Ltd. (United Kingdom), 2.99%, 08/21/08 (e)	236,598
	CAFCO LLC,
95,000	3.18%, 05/16/08	94,366
188,800	3.18%, 05/22/08 (e)	187,441
355,000	3.18%, 05/23/08	352,414
137,700	3.25%, 04/17/08 (e)	137,119
500,000	5.35%, 03/10/08	499,341
	Cancara Asset Securitisation LLC,
287,000	3.26%, 03/10/08	286,767
150,000	3.31%, 03/24/08 (e)	149,684
100,000	3.73%, 04/15/08 (e)	99,537
83,000	3.74%, 04/24/08 (e)	82,539
80,000	4.68%, 04/03/08	79,660
92,000	5.32%, 03/13/08	91,839

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Charta Corp.,
195,000	3.17%, 05/16/08	193,703
195,000	3.18%, 05/20/08	193,631
364,413	5.35%, 03/10/08	363,933
400,000	6.02%, 03/05/08	399,740
	Clipper Receivables Corp.,
16,500	3.31%, 03/25/08 (e)	16,464
200,000	3.35%, 04/02/08 (e)	199,406
200,740	3.94%, 04/08/08	199,914
	CRC Funding LLC,
250,000	3.19%, 05/22/08 (e)	248,201
248,000	5.34%, 03/25/08 (e)	247,132
75,000	5.35%, 03/10/08	74,901
201,500	5.59%, 03/05/08 (e)	201,377
250,000	Crown Point Capital Co. LLC, 3.26%, 05/09/08 (e)	248,452
	Curzon Funding Ltd.,
46,500	4.53%, 07/07/08	45,768
51,000	4.71%, 04/03/08	50,783
232,500	4.87%, 04/29/08	230,690
70,000	4.87%, 04/30/08	69,446
75,000	4.90%, 03/03/08	74,980
42,000	4.91%, 03/04/08	41,983
	Dakota Notes (Citibank Credit Card Issuance Trust),
171,000	3.18%, 06/06/08	169,549
390,000	3.43%, 05/23/08	386,943
153,825	3.43%, 05/29/08	152,532
260,000	3.49%, 06/19/08	257,259
40,000	3.97%, 05/02/08	39,730
101,915	3.99%, 05/02/08	101,223
213,500	4.31%, 04/16/08	212,338
490,000	Depfa Bank plc, 4.78%, 04/25/08	486,504
61,800	DnB NOR Bank ASA, 3.02%, 07/15/08	61,104
	Ebbets Funding LLC,
60,000	3.33%, 05/20/08	59,560
165,000	4.06%, 05/16/08	163,607
64,000	5.20%, 03/18/08	63,847
	Edison Asset Securitization LLC,
175,000	3.14%, 04/22/08	174,211
35,000	3.88%, 03/25/08	34,910
	Elysian Funding LLC,
109,513	5.39%, 04/25/08	108,631
100,000	5.50%, 03/25/08 (e)	99,640
100,000	5.50%, 03/31/08	99,550
	Emerald Notes Program,
200,000	3.27%, 05/12/08 (e)	198,704
228,000	3.28%, 05/05/08 (e)	226,662
45,000	4.04%, 04/14/08 (e)	44,780
243,100	4.30%, 04/02/08	242,179
	Erste Finance LLC,
168,000	3.13%, 03/07/08 (e)	167,913
137,000	3.14%, 03/03/08 (e)	136,976
570,000	Fenway Funding Corp LLC, FRN, 3.55%, 08/08/08 (e)	570,000
	Foxboro Funding Ltd.,
170,000	3.55%, 08/08/08	170,000
383,000	FRN, 3.58%, 08/04/08 (e)	383,000
	FCAR Owner Trust,
265,000	3.92%, 03/07/08	264,828
104,765	3.93%, 03/07/08	104,697
	Galleon Capital LLC,
1,500	3.17%, 05/01/08 (e)	1,492
49,000	3.33%, 04/25/08	48,753
45,000	5.37%, 03/14/08 (e)	44,914
	Gemini Securitization Corp. LLC,
225,690	3.31%, 03/27/08 (e)	225,152
121,000	5.27%, 03/17/08	120,720
128,700	5.27%, 03/18/08 (e)	128,384
	Gotham Funding Corp.,
200,000	3.19%, 03/18/08	199,700
25,000	3.28%, 04/23/08	24,880
	Grampian Funding LLC,
589,855	3.33%, 04/25/08 (e)	586,881
141,200	3.73%, 04/17/08 (e)	140,518
600,000	3.99%, 04/16/08 (e)	596,972
247,465	4.53%, 07/01/08	243,754
650,000	5.12%, 03/19/08 (e)	648,378
283,510	5.12%, 03/20/08 (e)	282,763
48,735	ING U.S. Funding LLC, 5.39%, 03/06/08	48,700
	Irish Life & Permanent plc (Ireland),
200,000	3.28%, 05/02/08 (e)	198,881
100,000	5.08%, 04/25/08	99,244
155,700	5.11%, 03/06/08	155,591
100,000	5.16%, 04/16/08	99,357
46,210	KBC Bank N.V., 4.80%, 05/12/08 (e)	45,777
295,700	KBC Financial Products International, Ltd. (Cayman Islands), 3.00%, 07/31/08	292,004
143,000	Lake Constance Funding LLC, 4.06%, 04/18/08	142,234
550,000	Landesbank Baden-Wuerttemberg (Germany), 3.28%, 04/28/08	547,120

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
47,910	LEAFs LLC, FRN, 3.16%, 03/20/08 (e) (i)	47,910
	Lexington Parker Capital Corp.,
100,000	3.26%, 05/09/08	99,381
387,290	4.55%, 04/10/08 (e)	385,354
	Liberty Funding Co.,
63,060	3.28%, 04/29/08	62,724
16,500	3.31%, 03/20/08 (e)	16,471
140,000	5.37%, 03/13/08	139,753
150,000	5.37%, 03/14/08	149,713
90,000	5.40%, 03/27/08	89,655
53,100	LMA SA, 3.94%, 04/15/08	52,841
	Macquarie Bank Ltd. (Australia),
134,735	3.25%, 04/30/08	134,011
64,500	3.94%, 04/16/08 (e)	64,179
411,830	4.30%, 07/16/08	405,248
200,000	4.96%, 03/17/08	199,564
	Market Street Funding,
129,165	4.04%, 04/07/08	128,634
116,500	5.58%, 03/12/08	116,304
329,250	Morgan Stanley & Co., Inc., 4.57%, 07/03/08	324,181
	Nationwide Building Society (United Kingdom),
200,000	2.99%, 08/29/08 (e)	197,034
200,000	4.29%, 07/09/08 (e)	196,967
200,000	4.95%, 03/31/08 (e)	199,187
	Norddeutsche Landesbank (Luxembourg),
100,000	4.49%, 04/07/08	99,544
50,000	4.49%, 04/08/08	49,766
129,000	Nordea North America, Inc., 4.96%, 03/11/08	128,824
45,965	Old Line Funding LLC, 3.26%, 04/11/08	45,795
	Picaros Funding LLC,
137,900	3.30%, 03/28/08 (e)	137,561
300,000	3.73%, 04/22/08 (e)	298,397
150,000	3.91%, 03/25/08 (e)	149,612
	Prudential plc,
95,000	3.16%, 07/28/08	93,777
100,000	4.78%, 04/24/08	99,299
	Raiffeisen Zentralbank Oesterreich AG,
34,500	3.94%, 04/10/08	34,350
32,000	3.94%, 04/14/08	31,847
170,000	Ranger Funding, 5.13%, 03/10/08 (e)	169,784
59,000	Rhein-Main Securities Ltd., 3.25%, 04/25/08	58,710
98,230	Rheingold Securities, 3.38%, 04/25/08	97,727
	Royal Bank of Scotland, New York,
324,680	4.84%, 05/21/08	321,225
105,000	4.86%, 05/21/08 (e)	103,880
	Scaldis Capital LLC,
320,000	3.56%, 03/20/08 (e)	319,402
505,000	4.73%, 03/17/08 (e)	503,950
368,000	5.16%, 03/25/08 (e)	366,756
225,000	Sheffield Receivables Co., 3.51%, 04/04/08	224,259
400,000	Skandinaviska Enskilda Banken AB, 4.76%, 04/25/08	397,160
	Societe Generale,
120,000	3.30%, 04/23/08	119,422
287,000	4.94%, 04/24/08	284,908
13,520	5.37%, 03/04/08	13,514
	Solitaire Funding LLC,
193,400	4.01%, 04/15/08 (e)	192,440
100,000	4.01%, 04/16/08 (e)	99,493
	St. George Bank Ltd. (Australia),
121,300	3.29%, 04/22/08	120,729
175,000	5.04%, 03/18/08 (e)	174,588
250,000	5.16%, 03/13/08	249,576
126,000	Svenska Handelsbanken AB, 4.64%, 04/02/08	125,486
300,000	Swedbank AB (Sweden), 5.13%, 04/17/08	298,042
	Swedbank Hypotek AB (Sweden),
50,000	3.08%, 08/19/08	49,280
200,000	3.08%, 08/22/08	197,071
113,300	4.32%, 07/09/08	111,571
250,000	4.48%, 07/07/08	246,107
150,000	4.49%, 05/07/08	148,766
132,000	4.83%, 04/24/08	131,066
300,000	4.83%, 04/25/08	297,839
	Swedish National Housing Finance,
27,293	3.29%, 04/22/08	27,164
97,500	4.01%, 04/15/08	97,016
	Tasman Funding, Inc.,
75,000	3.53%, 05/20/08 (e)	74,417
100,000	3.60%, 05/27/08	99,137
35,000	3.94%, 04/16/08	34,826
30,000	Tempo Finance Corp., 3.13%, 03/03/08	29,995
	Thames Asset Global Securitization, Inc.,
63,976	3.12%, 05/07/08 (e)	63,607
102,085	5.33%, 04/04/08	101,579
50,671	5.63%, 03/12/08 (e)	50,585
250,000	Three Pillars Funding, 5.37%, 03/14/08	249,521
103,765	Tulip Funding Corp., 5.38%, 03/06/08	103,689
	UBS Finance Delaware LLC,
574,770	5.14%, 04/03/08	572,133
586,340	5.44%, 03/10/08	585,564

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	Valcour Bay Capital Co. LLC,
257,989	5.50%, 03/04/08	257,874
299,397	5.50%, 03/07/08 (e)	299,131
	Total Commercial paper (Cost $33,032,531)	33,032,531
Corporate Notes — 13.3%
	Capital Markets — 1.1%
525,000	Citigroup Funding, Inc., FRN, 3.07%, 05/13/08	525,000
250,000	Lehman Brothers Holdings, Inc., FRN, 3.20%, 03/25/08	250,000
345,000	Merrill Lynch & Co., Inc., FRN, 3.22%, 04/04/08	345,000
		1,120,000
	Commercial Banks — 7.9%
380,200	ABN Amro Bank N.V. (Netherlands), FRN, 3.45%, 04/30/08 (e) (m)	380,200
	ANZ National International Ltd. (United Kingdom),
130,000	FRN, 3.23%, 09/05/08 (e)	130,000
85,400	FRN, 4.45%, 04/14/08 (e)	85,382
	Australia & New Zealand Banking Group Ltd. (Australia),
100,000	FRN, 3.16%, 03/25/08 (e)	100,000
274,000	FRN, 3.35%, 06/02/08 (e)	274,000
283,250	Bank of America, N.A., 5.25%, 05/05/08	283,250
419,000	Bank of Ireland (Ireland), 3.32%, 07/18/08	419,000
	Bank of Scotland plc (United Kingdom),
150,000	FRN, 3.21%, 04/07/08 (e)	150,000
570,000	FRN, 3.33%, 03/31/08 (e)	570,000
300,000	FRN, 4.95%, 03/25/08 (e)	300,000
600,000	Bayerische Landesbank Hessen (Germany), FRN, 3.20%, 03/20/08	600,000
	BNP Paribas (France),
215,000	FRN, 3.06%, 05/19/08 (e)	215,000
225,000	FRN, 3.12%, 03/26/08 (e)	225,000
412,000	FRN, 4.03%, 05/13/08	412,000
100,000	Caisse Nationale des Caisses d’Epargne et de Prevo (France), FRN, 3.07%, 05/12/08 (e)	100,000
290,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 4.04%, 04/21/08 (e)	289,998
	Credit Agricole S.A. (France),
315,000	FRN, 3.84%, 04/23/08 (e)	315,000
292,000	FRN, 4.85%, 03/25/08 (e)	292,000
200,000	Fifth Third Bancorp, FRN, 3.15%, 03/24/08 (e)	200,000
150,000	Fortis Bank N.V., FRN, 3.86%, 04/21/08 (e)	150,000
175,000	National Australia Bank Ltd. (Australia), FRN, 4.45%, 06/06/08 (e)	175,000
133,000	Royal Bank of Canada (Canada), FRN, 3.15%, 04/06/08 (e)	133,000
275,000	Royal Bank of Scotland Group plc (United Kingdom), FRN, 4.45%, 04/15/08 (e)	275,000
250,000	Royal Bank of Scotland plc, The (United Kingdom), FRN, 3.12%, 03/25/08 (e)	250,000
85,000	Societe Generale (France), FRN, 3.14%, 04/02/08 (e)	85,000
150,000	Svenska Handelsbanken AB (Sweden), FRN, 3.11%, 03/13/08 (e)	150,000
275,000	UBS AG (Switzerland), FRN, 3.09%, 03/17/08	275,000
100,000	Wachovia Bank, N.A., FRN, 4.75%, 04/04/08	100,000
	Wells Fargo & Co.,
271,000	FRN, 3.19%, 04/03/08	271,000
360,000	FRN, 3.20%, 03/18/08	360,000
	Westpac Banking Corp.,
196,000	FRN, 3.17%, 04/07/08 (e)	196,000
160,000	FRN, 5.20%, 03/11/08	160,000
		7,920,830
	Diversified Financial Services — 4.1%
	Beta Finance, Inc.,
167,900	5.37%, 06/09/08 (e) (i) (s)	167,900
40,535	CC USA, Inc., 5.37%, 06/09/08 (e) (i) (s)	40,535
100,000	Five Finance, Inc., FRN, 3.04%, 05/20/08 (e) (i) (s)	99,993
	General Electric Capital Corp.,
220,000	FRN, 3.16%, 03/24/08	220,000
200,000	FRN, 3.17%, 04/28/08	200,019
350,000	FRN, 3.28%, 04/07/08	350,000
	K2 (USA) LLC,
105,000	5.36%, 06/09/08 (e) (i) (s)	105,015
100,000	FRN, 3.03%, 04/09/08 (e) (i) (s)	99,998
260,000	FRN, 3.05%, 05/15/08 (e) (i) (s)	259,976
200,000	FRN, 3.11%, 03/25/08 (e) (i) (s)	199,992
70,000	FRN, 4.40%, 04/11/08 (e) (i) (s)	69,998
82,500	FRN, 4.95%, 03/17/08 (e) (i) (s)	82,499
	Links Finance LLC,
150,000	FRN, 3.03%, 05/15/08 (e) (i) (s)	149,997
100,000	FRN, 3.03%, 05/16/08 (e) (i) (s)	99,998
50,000	FRN, 3.05%, 08/15/08 (e) (i) (s)	49,995
150,000	FRN, 3.12%, 05/06/08 (e) (i) (s)	149,994
100,000	FRN, 3.20%, 05/01/08 (e) (i) (s)	99,998
131,000	FRN, 4.69%, 04/01/08 (e) (i) (s)	130,999

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Diversified Financial Services — Continued
116,000	FRN, 4.82%, 03/25/08 (e) (i) (s)	115,999
300,000	FRN, 4.89%, 03/20/08 (e) (i) (s)	299,999
	Sigma Finance, Inc.,
250,000	FRN, 3.05%, 05/22/08 (e) (i) (s)	249,987
300,000	FRN, 3.06%, 06/03/08 (e) (i) (s)	299,992
150,000	FRN, 3.07%, 03/20/08 (e) (i) (s)	149,995
197,000	FRN, 3.07%, 05/29/08 (e) (i) (s)	196,995
165,000	FRN, 3.12%, 05/07/08 (e) (i) (s)	164,986
50,000	Structured Asset Repackaged Trust, FRN, 3.20%, 03/17/08 (e) (i)	50,000
		4,104,859
	Insurance — 0.1%
50,000	Allstate Life Global Funding Trusts, FRN, 3.14%, 04/04/08	50,000
	Thrifts & Mortgage Finance — 0.1%
135,000	Bancaja US Debt S.A.U. (Spain), FRN, 4.10%, 04/18/08 (e)	135,000
	Total Corporate Notes (Cost $13,330,689)	13,330,689
Funding Agreements — 0.4%
	Insurance — 0.4%
200,000	Metropolitan Life Insurance Co., 5.04%, 03/17/08 (e) (i)	200,000
200,000	New York Life Insurance Co., 4.94%, 07/24/08 (e) (i)	200,000
	Total Funding Agreements (Cost $400,000)	400,000
Master Notes — 3.0%
	Citigroup Global Markets Holdings, Inc.,
550,000	FRN, 3.23%, 05/19/08	550,000
250,000	FRN, 3.23%, 05/19/08	250,000
1,180,000	Goldman Sachs Credit, FRN, 3.24%, 02/27/09	1,180,000
	Morgan Stanley & Co., Inc.,
70,000	FRN, 3.33%, 07/07/08 (i)	70,000
1,000,000	FRN, 3.33%, 07/07/08 (i)	1,000,000
	Total Master Notes (Cost $3,050,000)	3,050,000
Promissory Note — 0.1%
140,000	Goldman Sachs & Co., 5.43%, 03/07/08 (i) (Cost $140,000)	140,000
Repurchase Agreements — 11.5%
1,100,000	Bank of America Corp., 3.23%, dated 02/29/08, due 03/03/08, repurchase price $1,100,296, collateralized by Corporate Bonds and Notes with a value of $1,133,000	1,100,000
5,000,000	Barclays Capital, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $5,001,325, collateralized by U.S. Government Agency Securities with a value of $5,100,002	5,000,000
700,000	Barclays Capital, Inc., 3.21%, dated 02/29/08, due 03/03/08, repurchase price $700,187, collateralized by U.S. Government Agency Securities with a value of $721,000	700,000
1,300,000	Citigroup, Inc., 3.21%, dated 02/29/08, due 03/03/08, repurchase price $1,300,348, collateralized by Corporate Bonds and Notes with a value of $1,339,000	1,300,000
1,200,000	Citigroup, Inc., 3.25%, dated 02/29/08, due 03/03/08, repurchase price $1,200,325, collateralized by Corporate Bonds and Notes with a value of $1,236,000	1,200,000
1,150,000	Deutsche Banc Securities, Inc., 3.20%, dated 02/29/08, due 03/03/08, repurchase price $1,150,307, collateralized by Corporate Bonds and Notes with a value of $1,184,500	1,150,000
263,168	Deutsche Banc Securities, Inc., 3.25%, dated 02/29/08, due 03/03/08, repurchase price $263,239, collateralized by U.S. Government Agency Securities with a value of $268,431	263,168
850,000	Goldman Sachs & Co., 3.21%, dated 02/29/08, due 03/03/08, repurchase price $850,227, collateralized by Corporate Bonds and Notes with a value of $875,500	850,000
	Total Repurchase Agreements (Cost $11,563,168)	11,563,168
Time Deposits — 7.4%
2,000,000	Calyon N.A. Co., 3.15%, 03/03/08	2,000,000
1,120,000	Dexia Bank, 3.17%, 03/03/08	1,120,000
2,310,000	Landesbank Hessen, 3.19%, 03/03/08	2,310,000
1,500,000	Societe Generale, 3.31%, 03/03/08	1,500,000
490,185	UBS AG, 3.38%, 03/03/08	490,185
	Total Time Deposits (Cost $7,420,185)	7,420,185
U.S. Government Agency Securities — 1.3%
	Federal National Mortgage Association,
815,000	FRN, 3.25%, 03/03/08	815,000
500,000	FRN, 3.26%, 03/03/08	499,925
	Total U.S. Government Agency Securities (Cost $1,314,925)	1,314,925

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

VALUE($)
Total Investments — 101.1% (Cost $101,760,917)*	101,760,917
Liabilities in Excess of Other Assets — (1.1)%	(1,091,852)
NET ASSETS — 100.0%	$100,669,065

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Asset Backed Securities — 2.2%
50,000	Arkle Master Issuer plc (United Kingdom), Series 2007-1A, Class 1A, FRN, 3.10%, 03/17/08 (e)	50,000
50,000	Parcs Master Trust, Series 2007-1A, Class 1A, FRN, 4.93%, 03/20/08 (e) (i)	49,998
80,000	Premium Asset Trust, Series 2003-5, FRN, 3.43%, 04/01/08 (e) (i)	80,000
77,942	Steers Delaware Business Trust, Series 2006-1, FRN, 3.13%, 03/27/08 (e) (i)	77,942
	Total Asset-Backed Securities (Cost $257,940)	257,940
Certificates of Deposit — 20.2%
21,000	Bank of Ireland, 3.05%, 08/26/08	21,000
	Bank of Scotland plc,
55,000	2.98%, 08/21/08	55,000
30,000	3.22%, 04/30/08	30,000
30,000	3.38%, 03/06/09	30,000
60,000	4.40%, 07/08/08	60,000
20,000	Bank of the West, 5.24%, 03/03/08	20,000
122,000	Barclays Bank plc (United Kingdom), 3.75%, 07/18/08	122,000
	Barclays Bank plc
50,000	3.02%, 02/25/09	50,000
30,000	5.24%, 05/06/08	30,000
58,000	5.41%, 07/10/08	58,000
16,000	Calyon N.A. Co., 4.90%, 06/10/08	16,061
225,000	Canadian Imperial Bank of Commerce (Canada), FRN, 3.21%, 03/17/08	225,000
65,000	Credit Agricole S.A., 4.82%, 04/01/08	65,000
	Credit Industriel et Commercial,
60,000	2.99%, 08/12/08	60,000
60,000	3.97%, 05/22/08	60,000
90,000	4.85%, 03/03/08	90,000
55,000	Depfa Bank plc, 3.25%, 07/23/08	55,000
	DZ Bank AG,
60,000	3.15%,05/01/08	60,000
27,000	3.24%,05/01/08	27,000
70,000	HBOS Treasury Services plc (United Kingdom), 5.40%, 03/18/08	70,000
	Landesbank Hessen,
31,000	4.29%, 05/02/08	31,000
25,000	4.48%, 05/09/08	25,000
59,000	Natexis Banques Populaires U.S. Finance Co., 4.77%, 05/02/08	59,000
	National Bank of Canada,
60,000	3.25%, 04/28/08	60,000
100,000	3.28%, 07/29/08	100,000
	Societe Generale,
30,000	3.05%, 02/27/09	30,000
61,000	3.10%, 08/08/08	61,000
62,000	3.73%, 07/22/08	62,000
20,000	4.63%, 04/07/08	20,000
60,000	5.42%, 06/12/08	60,000
	UBS AG,
33,000	4.29%, 06/09/08	33,000
75,000	4.66%, 08/29/08	75,000
	Ulster Bank Ireland,
61,000	3.74%, 07/22/08	61,000
44,000	4.00%, 04/30/08	44,000
44,000	4.26%, 06/11/08	44,000
	UniCredito Italiano S.p.A. (Italy),
295,000	3.26%, 05/02/08	295,000
73,000	4.67%, 04/07/08	73,000
	Total Certificates of Deposit (Cost $2,337,061)	2,337,061
Commercial Paper — 40.5% (n)
	Amstel Funding Corp.,
28,000	3.16%, 05/07/08	27,837
10,000	3.95%, 04/21/08	9,945
75,000	5.17%, 03/28/08	74,713
25,000	Amsterdam Funding Corp., 3.14%, 05/16/08 (e)	24,835
94,000	Anglo Irish, 3.28%, 05/02/08	93,474
31,000	ANZ National International Ltd. (United Kingdom), FRN, 3.35%, 03/05/08 (e)	31,000
	ASB Finance Ltd. (New Zealand),
30,000	2.94%, 10/07/08 (e)	29,470
23,000	3.00%, 02/23/09	22,332
	Atlantis One Funding Corp.,
60,000	3.10%, 05/08/08	59,651
50,000	3.21%, 03/14/08	49,942
30,000	3.25%, 04/29/08	29,842
	Belmont Funding LLC,
31,000	5.41%, 04/03/08	30,849
100,000	5.97%, 03/11/08 (e)	99,839
60,000	BNZ International Funding Ltd., 2.98%, 08/20/08	59,159
108,000	Cancara Asset Securitisation LLC, 3.35%, 04/22/08	107,482
135,000	Cedar Springs Capital Co., LLC, 5.37%, 03/14/08	134,744
	Charta Corp.
82,000	3.19%, 05/29/08 (e)	81,359
41,000	5.34%, 03/25/08	40,857

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
106,000	5.35%, 03/10/08	105,860
	CIESCO LLC,
130,000	2.94%, 08/13/08	128,272
25,000	2.96%, 08/11/08	24,669
25,000	Corporate Asset Funding Co., Inc., 3.18%, 05/23/08	24,818
40,000	CRC Funding LLC, 6.02%, 03/05/08 (e)	39,974
	Curzon Funding Ltd.,
10,000	4.53%, 07/07/08	9,843
19,000	4.71%, 04/04/08	18,917
34,000	4.87%, 04/30/08	33,731
10,000	5.17%, 03/26/08	9,965
	Dakota Notes (Citibank Credit Card Issuance Trust),
25,000	3.43%, 05/29/08	24,790
15,000	3.97%, 05/02/08	14,899
12,000	3.99%, 05/02/08	11,919
54,000	4.31%, 04/16/08	53,706
	Depfa Bank plc,
70,900	4.31%, 07/07/08	69,836
50,000	4.45%, 05/05/08	49,604
20,000	DnB NOR Bank ASA, 3.02%, 07/15/08	19,775
	Ebbets Funding LLC,
5,000	4.04%, 04/25/08 (e)	4,969
23,000	4.06%, 05/15/08	22,808
22,500	4.54%, 05/09/08	22,307
54,000	Emerald Notes, 3.28%, 05/05/08 (e)	53,683
25,000	Eureka Securitization Inc., 3.22%, 04/24/08	24,880
72,712	FCAR Owner Trust, 3.50%, 03/03/08	72,698
65,000	Fenway Funding Corp LLC, 3.60%, 08/08/08	65,000
	Foxboro Funding Ltd.,
15,000	3.60%, 08/08/08	15,000
46,000	3.63%, 08/04/08	46,000
50,000	Galleon Capital LLC, 3.33%, 04/25/09	49,748
300,000	Gemini Securitization Corp. LLC, 3.20%, 03/03/08	299,947
17,000	Gotham Funding Corp., 3.28%, 04/24/08	16,917
	Grampian Funding LLC,
30,000	4.53%, 07/01/08	29,550
27,000	5.12%, 03/20/08 (e)	26,929
	Irish Life & Permanent plc,
100,000	4.82%, 04/30/08	99,217
43,000	4.96%, 03/25/08	42,860
79,000	5.08%, 04/22/08	78,435
20,000	5.14%, 04/01/08	19,914
50,000	5.16%, 04/18/08	49,665
5,500	KBC Financial Products, Inc. 4.80%, 05/12/08 (e)	5,448
17,000	Lake Constance Funding LLC, 4.06%, 04/18/08	16,909
	Lexington Parker Capital Corp.,
48,000	4.06%, 04/18/08	47,743
50,000	4.14%, 04/16/08	49,738
43,000	4.55%, 04/10/08 (e)	42,785
	Liberty Funding Co.,
62,705	3.28%, 04/25/08	62,394
20,000	3.28%, 04/29/08	19,893
	Macquarie Bank Ltd. (Australia),
31,000	3.23%, 04/29/08	30,837
89,000	3.25%, 04/30/08	88,522
30,000	3.94%, 04/16/08 (e)	29,850
50,000	4.04%, 04/15/08	49,750
40,000	4.54%, 04/08/08 (e)	39,810
	Morgan Stanley & Co., Inc.,
25,000	FRN, 3.24%, 04/01/08	25,000
39,000	4.57%, 07/03/08	38,400
10,000	Nationwide Building Society, 2.99%, 08/27/08	9,853
76,000	Picaros Funding LLC, 3.73%, 04/10/08	75,688
35,000	Rhein-Main Securities Ltd., 3.26%, 03/17/08	34,949
25,000	Royal Bank of Scotland, 4.84%, 05/21/08	24,734
25,000	Royal Bank of Scotland (United Kingdom), 4.86%, 05/21/08 (e)	24,733
	Scaldis Capital LLC,
100,000	3.25%, 03/17/08 (e)	99,856
30,000	3.28%, 03/20/08 (e)	29,948
60,000	Silver Tower U.S. Funding LLC, 3.51%, 04/29/08	59,658
30,000	Societe Generale, 4.94%, 04/24/08	29,781
	Solitaire Funding LLC,
40,000	4.01%, 04/15/08 (e)	39,802
100,000	4.95%, 03/06/08 (e)	99,932
	Swedbank Hypotek AB (Sweden),
100,000	3.08%, 08/20/08	98,552
60,000	4.07%, 06/16/08	59,287
16,677	4.32%, 07/08/08	16,425
168,000	4.83%, 04/24/08	166,812
	Tasman Funding, Inc.,
25,000	3.53%, 05/20/08 (e)	24,805
25,000	3.60%, 05/27/08	24,784
25,000	3.62%, 04/28/08	24,855
15,000	4.70%, 03/31/08	14,942
97,219	Thames Asset Global Securitization, Inc., 3.21%, 03/11/08 (e)	97,133

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — Continued
	UBS Finance Delaware LLC,
113,000	3.00%, 08/01/08	111,581
58,000	5.14%, 04/03/08	57,734
58,000	5.44%, 03/10/08	57,923
	Westpac Trust Securities Ltd.,
14,000	3.35%, 01/28/09	14,000
45,000	3.38%, 10/30/08	45,000
54,000	Windmill Funding Corp., 3.12%, 05/09/08 (e)	53,679
53,000	Yorktown Capital LLC, 5.14%, 03/03/08	52,985
	Total Commercial Paper (Cost $4,684,945)	4,684,945
Corporate Notes — 24.7%
	Capital Markets — 0.4%
	Merrill Lynch & Co., Inc.,
13,520	3.70%, 04/21/08	13,487
40,000	FRN, 3.22%, 04/04/08	40,000
		53,487
	Commercial Banks — 17.9%
48,000	Abbey National plc, FRN, 3.27%, 05/20/08	48,000
42,000	ABN Amro Bank N.V. (Netherlands), FRN, 3.45%, 04/30/08 (e) (m)	42,000
50,000	ANZ National International Ltd. (United Kingdom), FRN, 3.23%, 04/07/08 (e)	50,000
	Australia & New Zealand Banking Group Ltd. (Australia),
50,000	FRN, 3.16%, 03/25/08 (e)	50,000
27,000	FRN, 3.35%, 06/02/08 (e)	27,000
20,000	Bancaja US Debt S.A.U. (Spain), FRN, 4.10%, 04/18/08 (e)	20,000
30,000	Bank of America, N.A., 5.25%, 05/05/08	30,000
70,000	Bank of Ireland (Ireland), FRN, 3.11%, 03/19/08 (e)	70,000
50,000	Bank of Scotland plc, FRN, 4.12%, 04/17/08	50,000
175,000	Bank of Scotland plc (United Kingdom), FRN, 3.33%, 03/31/08 (e)	175,000
254,000	Bayerische Landesbank, FRN, 3.20%, 03/20/08	254,000
	BNP Paribas (France),
30,000	FRN, 3.12%, 03/26/08 (e)	30,000
46,000	FRN, 4.03%, 05/13/08	46,000
	Caja de Ahorros y Monte de Piedad de Madrid (Spain),
25,000	FRN, 4.04%, 04/21/08 (e)	25,000
199,000	FRN, 4.71%, 04/03/08 (e)	199,000
25,000	Citigroup Funding, Inc., FRN, 3.07%, 05/13/08	25,000
	Credit Agricole S.A. (France),
45,000	FRN, 3.84%, 04/23/08 (e)	45,000
33,000	FRN, 4.85%, 03/25/08 (e)	33,000
50,000	HSBC USA, Inc., FRN, 3.13%, 03/15/08	50,000
100,000	Kommunalkredit Austria AG (Austria), FRN, 3.15%, 03/25/08 (e)	100,000
55,000	Natexis Banques Populaires U.S. Finance Co., FRN, 4.77%, 03/31/08	54,998
	Royal Bank of Scotland plc (United Kingdom),
190,000	FRN, 3.12%, 03/25/08 (e)	190,002
30,000	FRN, 4.45%, 04/15/08 (e)	30,000
15,000	Societe Generale (France), FRN, 3.14%, 04/02/08 (e)	15,000
50,000	Svenska Handelsbanken AB (Sweden), FRN, 3.11%, 03/13/08 (e)	50,000
30,000	UBS AG (Switzerland), FRN, 3.09%, 03/16/08	30,000
90,000	Wachovia Bank, N.A., FRN, 4.75%, 04/04/08	90,000
	Wells Fargo & Co.,
75,000	FRN, 3.19%, 04/03/08	75,000
45,000	FRN, 3.20%, 03/18/08	45,000
22,000	Westpac Banking Corp., FRN, 3.17%, 04/07/08 (e)	22,000
100,000	Westpac Banking Corp. (Australia), FRN, 3.27%, 06/17/08 (e)	100,000
		2,071,000
	Diversified Financial Services — 5.9%
25,000	Beta Finance, Inc., FRN, 3.06%, 05/20/08 (e) (i) (s)	25,001
30,000	CC USA, Inc., 5.37%, 06/09/08 (e) (i) (s)	30,000
	K2 (USA) LLC,
15,000	5.36%, 06/09/08 (e) (i) (s)	15,002
25,000	FRN, 3.05%, 05/23/08 (e) (i) (s)	24,999
25,000	FRN, 3.07%, 05/06/08 (e) (i) (s)	24,999
37,000	FRN, 4.33%, 04/09/08 (e) (i) (s)	36,999
50,000	FRN, 4.95%, 03/17/08 (e) (i) (s)	50,000
50,000	Links Finance LLC, FRN, 5.11%, 03/10/08 (e) (i) (s)	50,000
150,000	General Electric Capital Corp., FRN, 3.28%, 04/07/08	150,000
50,000	Liberty Lighthouse Co. LLC, FRN, 4.94%, 03/20/08 (e)	50,001
	Sigma Finance, Inc.,
58,000	FRN, 3.06%, 03/17/08 (e) (i) (s)	58,000
90,000	FRN, 3.09%, 03/17/08 (e) (i) (s)	90,001
25,000	FRN, 3.12%, 05/07/08 (e) (i) (s)	24,998
50,000	Structured Asset Repackaged Trust, FRN, 3.20%, 03/17/08 (e) (i)	50,000
		680,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — Continued
	Insurance — 0.5%
30,000	Allstate Life Global Funding Trusts, FRN, 3.14%, 04/04/08	30,000
32,300	Hartford Life Global Funding Trusts, FRN, 3.14%, 03/17/08	32,300
		62,300
	Total Corporate Notes (Cost $2,866,787)	2,866,787
Funding Agreements — 0.9%
	Insurance — 0.9%
100,000	Metropolitan Life Insurance Co., FRN, 5.04%, 03/17/08 (e) (i) (Cost $100,000)	100,000
Master Notes — 3.7%
100,000	Citigroup Global Markets Holdings, Inc., FRN, 3.22%, 03/01/08	100,000
320,000	Goldman Sachs Credit, FRN, 3.24%, 02/27/09	320,000
	(Cost $420,000)	420,000
Promissory Note — 0.2%
18,000	Goldman Sachs & Co., 5.43%, 03/07/08 (i) (Cost $18,000)	18,000
Repurchase Agreements — 7.4%
254,314	Bank of America Corp., 3.17%, dated 02/29/08, due 03/03/08, repurchase price $254,381, collateralized by U.S. Government Agency Securities with a value of $259,400	254,314
200,000	Citigroup, Inc., 3.25%, dated 02/29/08, due 03/03/08, repurchase price $200,054, collateralized by Corporate Bonds and Notes with a value of $206,000	200,000
400,000	Deutsche Banc Securities, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $400,106, collateralized by U.S. Government Agency Securities with a value of $408,000	400,000
	Total Repurchase Agreements (Cost $854,314)	854,314
U.S. Government Agency Securities — 0.8%
90,000	Federal National Mortgage Association, FRN, 3.34%, 03/05/08 (Cost $90,000)	90,000
	Total Investments — 100.6% (Cost $11,629,047)*	11,629,047
	Liabilities in Excess of Other Assets — (0.6)%	(67,271)
	NET ASSETS — 100.0%	$11,561,776

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 66.2%
	Federal Farm Credit Bank — 1.2%
150,000	FRN, 3.03%, 03/01/08	149,982
250,000	FRN, 3.09%, 03/26/08	249,968
		399,950
	Federal Home Loan Bank — 4.3%
215,571	DN, 2.43%, 03/03/08 (n)	215,542
400,000	DN, 3.69%, 04/18/08 (n)	398,048
150,000	DN, 3.90%, 04/11/08 (n)	149,341
250,000	DN, 4.25%, 05/28/08 (n)	247,456
335,000	DN, 4.31%, 04/30/08 (n)	332,638
100,000	DN, 4.34%, 03/19/08 (n)	99,785
		1,442,810
	Federal Home Loan Bank System — 43.2%
300,000	2.63%, 02/27/09	300,000
475,000	2.65%, 02/27/09	475,000
154,800	2.90%, 08/27/08	154,800
500,000	4.40%, 04/23/08	500,042
290,000	5.00%, 07/09/08	290,342
280,000	5.00%, 07/16/08	280,353
500,000	FRN, 2.95%, 05/18/08	500,000
130,000	FRN, 3.02%, 03/22/08	130,000
900,000	FRN, 3.02%, 05/20/08	900,000
500,000	FRN, 3.04%, 03/06/08	500,000
375,000	FRN, 3.05%, 03/27/08	374,889
500,000	FRN, 3.06%, 03/13/08	500,000
850,000	FRN, 3.06%, 05/22/08	850,000
500,000	FRN, 3.07%, 03/10/08	500,000
270,000	FRN, 3.07%, 05/27/08	270,000
850,000	FRN, 3.08%, 03/06/08	849,879
850,000	FRN, 3.09%, 05/07/08	849,759
1,435,000	FRN, 3.11%, 05/05/08	1,434,891
600,000	FRN, 3.13%, 05/22/08	600,000
300,000	FRN, 3.14%, 05/20/08	300,000
525,000	FRN, 4.24%, 04/12/08	525,000
1,078,600	FRN, 4.48%, 04/05/08	1,078,385
835,000	FRN, 4.79%, 03/19/08	834,768
490,000	FRN, 4.83%, 06/01/08	490,000
229,500	FRN, 4.84%, 03/17/08	229,441
465,000	FRN, 4.91%, 03/05/08	465,000
225,000	FRN, 4.92%, 03/08/08	225,000
		14,407,549
	Federal Home Loan Mortgage Corp. — 3.7%
188,500	DN, 2.81%, 05/30/08 (n)	187,190
275,000	DN, 4.34%, 03/24/08 (n)	274,246
80,164	DN, 5.01%, 03/03/08 (n)	80,142
120,062	DN, 5.27%, 05/27/08 (n)	118,610
267,867	DN, 5.29%, 04/11/08 (n)	266,321
305,000	DN, 5.29%, 04/30/08 (n)	302,432
		1,228,941
	Federal National Mortgage Association — 13.8%
102,532	3.88%, 07/15/08	102,372
85,000	5.13%, 09/02/08	86,053
300,000	6.00%, 05/15/08	300,799
100,000	DN, 2.61%, 07/23/08 (n)	98,968
150,000	DN, 4.01%, 04/09/08 (n)	149,354
366,250	DN, 4.18%, 06/26/08 (n)	361,382
385,993	DN, 4.33%, 03/19/08 (n)	385,166
174,707	DN, 4.33%, 03/20/08 (n)	174,312
500,000	DN, 4.34%, 03/12/08 (n)	499,342
309,950	DN, 4.38%, 03/03/08 (n)	309,876
288,000	DN, 4.40%, 05/30/08 (n)	284,908
59,581	DN, 5.27%, 05/12/08 (n)	58,983
75,000	DN, 5.31%, 06/12/08 (n)	73,918
963,000	FRN, 3.17%, 04/28/08	962,614
735,000	FRN, 3.30%, 03/03/08	735,000
		4,583,047
	Total U.S. Government Agency Securities (Cost $22,062,297)	22,062,297
Repurchase Agreements — 35.8%
4,000,000	Barclays Capital, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $4,001,060, collateralized by U.S. Government Agency Mortgages with a value of $4,075,949	4,000,000
500,000	Barclays Capital, Inc., 2.80%, dated 02/29/08, due 05/20/08, repurchase price $503,150, collateralized by U.S. Government Agency Mortgages with a value of $510,000 (i)	500,000
175,000	Credit Suisse First Boston USA, Inc., 1.75%, dated 02/29/08, due 03/03/08, repurchase price $175,026, collateralized by U.S. Government Agency Mortgages with a value of $178,504	175,000
400,000	Credit Suisse First Boston USA, Inc., 3.10%, dated 02/29/08, due 03/03/08, repurchase price $400,103, collateralized by U.S. Government Agency Mortgages with a value of $408,000	400,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Repurchase Agreements — Continued
4,750,000	Deutsche Bank Securities, Inc., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $4,751,259, collateralized by U.S. Government Agency Mortgages with a value of $4,832,241	4,750,000
236,832	Deutsche Bank Securities, Inc., 3.25%, dated 02/29/08, due 03/03/08, repurchase price $236,896, collateralized by U.S. Government Agency Mortgages with a value of $254,328	236,832
712,687	Merrill Lynch & Co., 3.18%, dated 02/29/08, due 03/03/08, repurchase price $712,876, collateralized by U.S. Government Agency Mortgages with a value of $726,944	712,687
500,000	UBS Warburg LLC, 4.18%, dated 02/29/08, due 03/10/08, repurchase price $500,581, collateralized by U.S. Government Agency Mortgages with a value of $510,003 (i)	500,000
500,000	UBS Warburg LLC, 2.95%, dated 02/29/08, due 05/01/08, repurchase price $502,540 collateralized by U.S. Government Agency Mortgages with a value of $510,001 (i)	500,000
150,000	UBS Warburg LLC, 2.82%, dated 02/29/08, due 05/28/08, repurchase price $151,046 collateralized by U.S. Government Agency Mortgages with a value of $153,003 (i)	150,000
	Total Repurchase Agreements (Cost $11,924,519)	11,924,519
	Total Investments — 102.0% (Cost $33,986,816)*	33,986,816
	Liabilities in Excess of Other Assets — (2.0)%	(656,892)
	NET ASSETS — 100.0%	$33,329,924

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 24.1%
	U.S. Treasury Bills — 19.6%
510,000	2.06%, 03/06/08 (n)	509,854
2,010,000	2.27%, 03/17/08 (n)	2,007,971
319	2.34%, 03/20/08 (n)	319
497	3.98%, 03/27/08 (n)	496
		2,518,640
	U.S. Treasury Notes — 4.5%
100,000	4.13%, 08/15/08	99,987
90,000	4.88%, 04/30/08	90,108
384,000	5.00%, 07/31/08	388,242
		578,337
	Total U.S. Treasury Obligations (Cost $3,096,977)	3,096,977
Repurchase Agreements — 76.0%
2,300,000	Barclays Capital, Inc., 1.80%, dated 02/29/08, due 03/03/08, repurchase price $2,300,345, collateralized by U.S. Treasury Securities with a value of $2,346,000 (m)	2,300,000
425,000	Credit Suisse First Boston LLC, 1.75%, dated 02/29/08, due 03/03/08, repurchase price $425,062, collateralized by U.S. Treasury Securities with a value of $433,505	425,000
2,252,062	Deutsche Bank Securities, Inc., 1.80%, dated 02/29/08, due 03/03/08, repurchase price $2,252,400, collateralized by U.S. Treasury Securities with a value of $2,297,104	2,252,062
700,000	Greenwich Capital Markets, Inc., 1.85%, dated 02/29/08, due 03/03/08, repurchase price $700,108, collateralized by U.S. Treasury Securities with a value of $714,002	700,000
2,100,000	HSBC Securities (USA), Inc., 1.85%, dated 02/29/08, due 03/03/08, repurchase price $2,100,324, collateralized by U.S. Treasury Securities with a value of $2,142,003	2,100,000
500,000	Lehman Brothers, Inc., 1.50%, dated 02/29/08, due 03/03/08, repurchase price $500,063, collateralized by U.S. Treasury Securities with a value of $510,004	500,000
1,000,000	Merrill Lynch & Co., Inc., 1.80%, dated 02/29/08, due 03/03/08, repurchase price $1,000,150, collateralized by U.S. Treasury Securities with a value of $1,020,002	1,000,000
500,000	UBS Warburg LLC, 1.81%, dated 02/29/08, due 03/03/08, repurchase price $500,075, collateralized by U.S. Treasury Securities with a value of $510,002	500,000
	Total Repurchase Agreements (Cost $9,777,062)	9,777,062
	Total Investments — 100.1% (Cost $12,874,039)*	12,874,039
	Liabilities in Excess of Other Assets — (0.1)%	(11,216)
	NET ASSETS — 100.0%	$12,862,823

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 101.3%
	Federal Farm Credit Bank — 19.4%
250,000	FRN, 2.95%, 05/10/08	249,966
100,000	FRN, 2.96%, 03/19/08	99,995
75,000	FRN, 2.96%, 04/03/08	74,996
100,000	FRN, 2.96%, 04/13/08	99,984
62,500	FRN, 2.96%, 04/20/08	62,494
100,000	FRN, 2.96%, 04/20/08	99,989
350,000	FRN, 2.97%, 03/18/08	349,986
50,000	FRN, 2.98%, 03/16/08	49,997
100,000	FRN, 2.98%, 03/18/08	99,999
90,000	FRN, 2.98%, 03/26/08	89,999
60,000	FRN, 2.98%, 04/01/08	59,993
85,000	FRN, 2.99%, 04/02/08	84,996
100,000	FRN, 2.99%, 05/18/08	99,990
75,000	FRN, 3.00%, 03/23/03	74,985
80,000	FRN, 3.03%, 03/01/08	79,990
280,000	FRN, 3.03%, 04/30/08	280,000
330,000	FRN, 3.04%, 03/24/08	330,000
324,150	FRN, 3.07%, 04/22/08	324,150
11,000	FRN, 3.08%, 03/12/08 (m)	11,005
146,000	FRN, 3.09%, 03/03/08	146,000
250,000	FRN, 3.09%, 03/26/08	249,968
		3,018,482
	Federal Home Loan Bank — 53.3%
311,396	DN, 2.08%, 03/03/08 (n)	311,360
243,961	DN, 2.72%, 03/05/08 (n)	243,887
499,000	DN, 2.73%, 05/14/08 (n)	496,223
135,101	DN, 2.74%, 05/09/08 (n)	134,397
170,000	DN, 2.74%, 05/16/08 (n)	169,022
200,000	DN, 2.74%, 05/21/08 (n)	198,776
500,000	DN, 2.80%, 03/12/08 (n)	499,573
600,000	DN, 2.82%, 03/14/08 (n)	599,391
19,425	DN, 2.85%, 07/16/08 (n)	19,217
223,000	DN, 2.85%, 07/18/08 (n)	220,581
510,000	DN, 2.89%, 03/26/08 (n)	508,977
200,000	DN, 2.89%, 04/30/08 (n)	199,043
700,129	DN, 2.90%, 03/24/08 (n)	698,834
572,000	DN, 3.01%, 05/23/08 (n)	568,068
900,000	DN, 3.56%, 03/07/08 (n)	899,470
100,000	DN, 3.65%, 04/04/08 (n)	99,658
1,200,000	DN, 3.69%, 03/19/08 (n)	1,197,799
215,000	DN, 3.69%, 04/18/08 (n)	213,951
188,000	DN, 3.84%, 04/02/08 (n)	187,363
100,000	DN, 3.89%, 04/11/08 (n)	99,562
442,367	DN, 3.92%, 04/09/08 (n)	440,506
150,000	DN, 4.07%, 03/28/08 (n)	149,547
52,000	DN, 4.17%, 06/13/08 (n)	51,387
62,000	DN, 4.25%, 05/28/08 (n)	61,369
24,000	DN, 4.26%, 06/18/08 (n)	23,697
		8,291,658
	Federal Home Loan Bank System — 27.1%
11,730	2.63%, 07/15/08	11,655
134,000	2.65%, 02/27/09	134,000
50,000	2.75%, 03/14/08	49,966
25,000	3.88%, 08/22/08	25,148
46,650	4.10%, 06/13/08	46,498
100,000	4.13%, 04/18/08	99,930
125,000	4.25%, 05/16/08	124,958
26,000	4.40%, 04/23/08	26,002
55,975	4.50%, 10/14/08	56,277
89,425	5.13%, 05/21/08	89,402
32,530	5.13%, 07/30/08	32,593
94,815	5.25%, 06/06/08	94,807
26,915	5.32%, 06/18/08	26,914
362,050	FRN, 2.91%, 05/14/08	361,975
295,630	FRN, 2.95%, 05/18/08	295,630
250,750	FRN, 2.98%, 05/11/08	250,750
25,000	FRN, 3.02%, 03/17/08	25,000
65,000	FRN, 3.02%, 03/22/08	65,000
100,000	FRN, 3.02%, 05/20/08	100,000
100,000	FRN, 3.03%, 05/20/08	100,000
130,000	FRN, 3.04%, 03/06/08	130,000
90,000	FRN, 3.06%, 05/22/08	90,000
130,000	FRN, 3.08%, 03/06/08	129,982
130,000	FRN, 3.09%, 05/07/08	129,963
110,000	FRN, 3.12%, 05/15/08	110,000
105,000	FRN, 3.14%, 05/20/08	105,000
265,000	FRN, 3.91%, 04/16/08	264,952
262,000	FRN, 4.24%, 04/12/08	262,000
434,600	FRN, 4.48%, 04/05/08	434,614
540,000	FRN, 4.77%, 03/20/08	539,990
		4,213,006

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — Continued
	Tennessee Valley Authority — 1.0%
157,314	DN, 4.14%, 03/13/08	157,099
	U.S. Treasury Bill — 0.5%
78,890	Zero Coupon, 03/17/08	78,812
	Total Investments — 101.3% (Cost $15,759,057)*	15,759,057
	Liabilities in Excess of Other Assets — (1.3)%	(198,818)
	NET ASSETS — 100.0%	$15,560,239

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.7%
	U.S. Treasury Bills — 98.6% (n)
450,000	2.08%, 07/31/08	446,084
200,000	2.10%, 08/14/08	198,086
560,490	2.13%, 03/17/08 (c)	559,966
413,410	2.15%, 08/07/08	409,529
326,358	2.16%, 07/17/08	323,682
152,569	2.17%, 06/12/08	151,626
1,603,560	2.18%, 05/08/08	1,597,002
2,000,000	2.21%, 05/22/08	1,989,967
1,875,000	2.25%, 05/15/08	1,866,259
1,200,000	2.28%, 05/01/08	1,195,384
2,300,000	2.29%, 05/29/08 (c)	2,287,071
750,000	2.35%, 04/24/08	747,371
320,229	2.39%, 04/15/08	319,274
2,050,000	2.43%, 03/27/08	2,046,407
250,000	2.44%, 07/24/08 (c)	247,573
3,333,960	2.67%, 03/20/08	3,329,289
658,657	2.69%, 07/03/08	652,626
4,200,000	2.75%, 03/06/08 (c) (m)	4,198,407
3,925,314	2.79%, 03/13/08 (c)	3,921,679
798,813	2.99%, 04/17/08	795,715
1,250,000	3.21%, 04/10/08 (c)	1,245,572
1,350,000	3.32%, 04/03/08 (c)	1,345,929
250,000	3.51%, 06/26/08	247,196
		30,121,694
	U.S. Treasury Note — 1.1%
350,000	4.63%, 03/31/08	350,123
	Total Investments — 99.7% (Cost $30,471,817)	30,471,817
	Other Assets in Excess of Liabilities — 0.3%	78,865
	NET ASSETS — 100.0%	$30,550,682

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Commercial Paper — 6.5% (n)
	California — 0.2%
20,000	California Department of Water Resources, 3.05%, 03/04/08	20,000
30,000	State of California 1.01%, 03/13/08	30,000
		50,000
	District of Columbia — 0.5%
	Metropolitan Washington Airports Authority,
93,500	1.60%, 06/05/08	93,500
36,100	3.45%, 04/09/08	36,100
		129,600
	Florida — 0.5%
23,126	City of Cape Coral, 2.70%, 09/25/08	23,126
	Florida Local Government Finance Commission,
15,000	0.90%, 06/02/08	15,000
12,235	1.05%, 04/01/08	12,235
23,137	1.20%, 03/10/08	23,137
19,000	2.73%, 03/06/08	19,000
22,769	2.90%, 03/06/08	22,769
22,232	Florida Municipal Power Authority, 2.90%, 03/04/08	22,232
		137,499
	Georgia — 0.1%
15,000	City of Atlanta, Series A-1, 3.50%, 03/07/08	15,000
	Illinois — 0.0% (g)
9,000	Illinois Finance Authority, 1.50%, 04/03/08	9,000
	Maryland — 0.2%
	Johns Hopkins University,
16,500	1.00%, 04/03/08	16,500
25,000	1.40%, 07/09/08	25,000
		41,500
	Massachusetts — 0.5%
	Commonwealth of Massachusetts,
39,000	3.28%, 04/08/08	39,000
78,300	3.33%, 03/10/08	78,300
20,800	Massachusetts State Building Authority, 1.80%, 06/11/08	20,800
		138,100
	Minnesota — 0.1%
15,845	Regents of the University of Minnesota, 3.30%, 03/05/08	15,845
10,000	Rochester, Minnesota Health Care Facilities, 3.05%, 03/13/08	10,000
		25,845
	North Carolina — 0.6%
	City of Charlotte,
12,430	3.40%, 05/06/08	12,430
11,641	3.55%, 06/11/08	11,641
9,000	3.68%, 05/06/08	9,000
3,313	3.70%, 04/08/08	3,313
14,545	3.75%, 03/05/08	14,545
10,351	3.75%, 04/08/08	10,351
	City of Charlotte, Water & Sewer,
14,363	1.10%, 08/06/08	14,363
13,060	2.65%, 07/24/08	13,060
12,546	3.25%, 07/09/08	12,546
18,075	3.40%, 05/06/08	18,075
11,788	3.55%, 07/09/08	11,788
19,236	3.62%, 06/03/08	19,236
		150,348
	Ohio — 0.4%
23,200	Cuyahoga County, 3.15%, 03/05/08	23,200
31,500	Hamilton County, 1.50%, 04/03/08	31,500
45,000	Ohio State University, 2.70%, 03/06/08	45,000
		99,700
	Oregon — 0.1%
18,000	Salem Oregon, 2.78%, 07/01/08	18,000
	Tennessee — 0.6%
	Metropolitan Government Nashville & Davidson County,
35,000	1.00%, 03/10/08	35,000
22,000	2.70%, 03/06/08	22,000
25,000	3.17%, 03/13/08	25,000
	State of Tennessee,
30,000	1.10%, 06/02/08	30,000
30,000	3.17%, 03/13/08	30,000
		142,000
	Texas — 1.3%
21,700	City of San Antonio, 0.85%, 03/03/08	21,700
25,000	Dallas Water & Sewer, 2.85%, 04/23/08	25,000
	Harris County,
100	1.60%, 03/28/08	100
385	2.20%, 03/28/08	385
325	2.78%, 03/08/08	325
100	2.90%, 03/28/08	100
19,235	3.40%, 03/28/08	19,235
30,000	Texas Department of Transportation Municipal Paper, 2.73%, 03/07/08	30,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   27

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Commercial Paper — Continued
	Texas — Continued
	Texas Municipal Power Agency,
46,700	1.55%, 04/02/08	46,700
28,105	2.65%, 04/07/08	28,105
34,500	2.30%, 03/03/08	34,500
800	3.00%, 03/05/08	800
20,000	3.32%, 03/05/08	20,000
14,050	3.40%, 03/04/08	14,050
42,645	Texas Housing Agency, 2.25%, 03/10/08	42,645
11,500	Texas Public Finance Authority, 2.85%, 06/05/08	11,500
14,220	University of Texas, 2.57%, 06/06/08	14,220
10,000	University of Texas Permanent University Fund, 1.40%, 04/03/08	10,000
		319,365
	Utah — 0.6%
	Intermountain Power Agency,
48,900	1.30%, 03/13/08	48,900
89,500	1.55%, 08/06/08	89,500
		138,400
	Virginia — 0.4%
75,890	Stafford Township Board of Education, 2.00%, 03/03/08	75,890
27,725	University of Virginia, 1.20%, 06/23/08	27,725
		103,615
	Washington — 0.2%
	Port of Tacoma Washington,
10,700	2.05%, 04/07/08	10,700
51,000	2.10%, 04/07/08	51,000
		61,700
	Wisconsin — 0.2%
	State of Wisconsin,
23,375	1.30%, 03/13/08	23,375
26,255	3.30%, 03/05/08	26,255
		49,630
	Total Municipal Commercial Paper (Cost $1,629,302)	1,629,302
Municipal Bonds — 92.8%
	Alabama — 2.3%
14,810	ABN AMRO Munitops Certificate Trust, Special Tax, Series 2001-16, VRDO, MBIA, 3.96%, 03/06/08	14,810
	Austin Trust Various States,
11,035	Series 2007-1001, Rev., VRDO, MBIA-IBC, LIQ: Bank of America N.A., 3.96%, 03/06/08	11,035
9,375	Series 2007-1002, Rev., VRDO, AMBAC-TCRS-Bank of New York, LIQ: Bank of America N.A., 4.00%, 03/06/08	9,375
7,500	Birmingham Medical Clinic Board, University of Alabama Health Services Foundation, Rev., VRDO, LOC: Suntrust Bank, 3.25%, 03/05/08	7,500
2,700	Birmingham Public Educational Building Authority, University of Alabama-Birmingham Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.16%, 03/03/08	2,700
13,500	Columbia IDB, PCR, Alabama Power Co. Project, Series C, Rev., VRDO, 3.50%, 03/03/08	13,500
19,915	Cullman Medical Clinic Board-Medical Park South, Series 121, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.20%, 03/31/08	19,915
15,000	DCH Health Care Authority, Alabama Healthcare Facilities, Rev., VRDO, LOC: Regions Bank, 3.16%, 03/03/08	15,000
10,000	Eclipse Funding Trust, Series 2007-0108, Rev., VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	10,000
17,795	Jefferson County, Sewer, Series 352, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08 (p)	17,795
	Lehman Municipal Trust Receipts, Various States,
91,860	Series F7W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	91,860
37,860	Series F92W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	37,860
55,650	Lower Alabama Gas District, Series A, Rev., VRDO, LIQ: Societe Generale, 3.16%, 03/03/08	55,650
3,410	Mobile County IDA, PCR, ExxonMobil Project, Rev., VRDO, 3.75%, 03/03/08	3,410
4,000	Selma IDB, Specialty Minerals Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.00%, 03/03/08	4,000
271,200	Southeast Alabama Gas District, Supply Project, Series A, Rev., VRDO, 3.66%, 03/03/08	271,200
4,425	Tuscaloosa County Board of Education, Special Tax, TAW, VRDO, LOC: Regions Bank, 3.18%, 03/03/08	4,425
		590,035
	Alaska — 0.0% (g)
8,500	City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 3.65%, 03/03/08	8,500

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Arizona — 1.2%
	Apache County IDA, Tucson Electric Power Co.,
24,200	Series 83-A, Rev., VRDO, LOC: ABN AMRO Bank N.V., 3.10%, 03/05/08	24,200
57,600	Series 83-B, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/05/08	57,600
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Series 1999-6, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.10%, 03/05/08	7,700
36,600	Arizona Health Facilities Authority, Series 1782, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.16%, 03/06/08	36,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.20%, 03/06/08	7,160
24,390	Phoenix Civic Improvement Corp., Series 2898, Rev., VRDO, MBIA, 3.33%, 07/01/15	24,390
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, 3.05%, 03/03/08	2,000
	Phoenix IDA, Paradise Lakes Apartments,
17,500	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.04%, 03/03/08	17,500
16,000	Series B, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.10%, 03/03/08	16,000
43,300	Pima County IDA, Tucson Electric Irvington,
	Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.90%, 03/05/08	43,300
	Salt River Project Agricultural Improvement & Power District, Electric Systems,
6,850	Series 1430, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.16%, 03/06/08	6,850
6,025	Series ROCS-RR-II-R-12029, Rev., VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	6,025
	Scottsdale IDA, Scottsdale Healthcare,
10,475	Series C, Rev., VRDO, FSA, LIQ: Citibank N.A., 2.95%, 03/03/08	10,475
14,525	Series E, Rev., VRDO, FSA, LIQ: Citibank N.A., 2.95%, 03/03/08	14,525
7,960	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.10%, 03/03/08	7,960
17,630	Yavapai County IDA, Series ROCS-RR-II-R-10242CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.30%, 03/06/08	17,630
		299,915
	Arkansas — 0.0% (g)
3,830	City of Lowell, IDR, Arkansas Democrat-Gazette Project, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/03/08	3,830
	California — 5.8%
2,385	ABAG Financial Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., VRDO, 2.95%, 03/06/08	2,385
	Access to Loans for Learning Student Loan Corp.,
23,700	Series II-A-3, Rev., VRDO, 4.50%, 03/03/08	23,700
78,100	Series II-A-10, Rev., VRDO, 4.50%, 03/03/08	78,100
45,000	Series II-A-11, Rev., VRDO, 3.30%, 03/03/08	45,000
2,000	Alvord Unified School District, Food Services Bridge Funding Program, COP, VRDO, FSA, 2.85%, 03/03/08	2,000
2,100	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: Mellon Bank N.A., 3.05%, 03/03/08	2,100
22,800	California Housing Finance Agency, Series A, Rev., VRDO, 2.90%, 03/05/08	22,800
	California Housing Finance Agency, Home Mortgage,
350	Series B, Rev., VRDO, FSA, 3.87%, 03/03/08	350
5,000	Series C, Rev., VRDO, AMT, 3.15%, 03/03/08	5,000
10,635	Series F, Rev., VRDO, FSA, 2.94%, 03/05/08	10,635
10,820	Series M, Rev., VRDO, AMT, 3.13%, 03/03/08	10,820
	California Housing Finance Agency, Multi-Family Housing,
6,120	Series III-A, Rev., VRDO, 3.87%, 03/03/08	6,120
2,360	Series III-D, Rev., VRDO, AMT, 3.87%, 03/03/08	2,360
56,605	Series III-E, Rev., VRDO, 2.77%, 08/01/37	56,605
1,125	Series III-G, Rev., VRDO, 3.26%, 03/05/08	1,125
2,650	Series C, Rev., VRDO, 3.26%, 03/06/08	2,650
2,840	Series C, Rev., VRDO, AMT, 3.87%, 03/03/08	2,840
5,620	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 2.95%, 03/03/08	5,620
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.05%, 03/03/08	1,610
33,900	California Municipal Finance Authority, Allied Waste North America, Series A, Rev., VRDO, LOC: Bank of America N.A., 2.95%, 03/06/08	33,900

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   29

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
	California State Department of Water Resources, Power Supply,
6,200	Series B-2, Rev., VRDO, LOC: BNP Paribas, 3.65%, 03/03/08	6,200
500	Series C-13, Rev., VRDO, FSA, 2.88%, 03/03/08	500
15,105	California State Public Works Board, Series 814, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.40%, 09/01/08	15,105
21,000	California State University, Series ROCS-RR-II-R-12063, Rev., VRDO, AMBAC, FSA-CR, LIQ: Citigroup Financial Products, 3.21%, 03/06/08	21,000
14,600	California Statewide Communities Development Authority, Series ROCS-RR-II-R-774CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.33%, 03/06/08	14,600
	California Statewide Communities Development Authority, Multi-Family Housing,
17,820	Series ROCS-RR-II-R-10005CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.33%, 03/06/08	17,820
6,300	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	6,300
18,905	Series ROCS-RR-II-R-10254CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.33%, 03/06/08	18,905
26,730	Series ROCS-RR-II-R-10256CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	26,730
28,215	Series ROCS-RR-II-R-13000CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.33%, 03/06/08	28,215
22,770	Series ROCS-RR-II-R-13007CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.48%, 03/06/08	22,770
4,400	California Statewide Communities Development Authority, Multi-Family Housing, Arbor Ridge Apartments, Series X, Rev., VRDO, FNMA, LIQ: FNMA, 2.90%, 03/03/08	4,400
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 3.06%, 03/06/08	3,420
9,750	California Statewide Communities Development Authority, Multi-Family Housing, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/03/08	9,750
13,555	Chico Redevelopment Agency, Public Financing Authority, Merged Redevelop, Tax Allocation, Series DB-192, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.18%, 04/01/16	13,555
	Chino Basin Regional Financing Authority,
4,365	Series 2366, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	4,365
10,345	Series 2367, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.63%, 03/06/08	10,345
5,405	City of Calabasas, Series 1541, COP, VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.63%, 03/06/08	5,405
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.90%, 03/06/08	3,950
8,110	City of Glendale, Hospital, Series 2415, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	8,110
100	City of Irvine, Improvement Bond Act of 1915, Limited Obligation Assessment District No. 93-14, Special Assessment, VRDO, LOC: Bank of America N.A., 2.87%, 03/03/08	100
49,215	City of Los Angeles, Multi-Family Housing, Channel Gateway Apartments, Series B, Rev., VRDO, 2.97%, 03/03/08	49,215
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	4,800
15,750	Deutsche Bank Spears/Lifers Trust Various States, Series 362, GO, VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.19%, 06/01/22	15,750
	DFA Municipal Trust,
21,450	Series 2008-02, Rev., VRDO, LOC: Depfa Bank plc, LIQ: Depfa Bank plc, 3.46%, 03/06/08	21,450
29,000	Series 2008-3, Rev., VRDO, LOC: Depfa Bank plc, LIQ: Depfa Bank plc, 3.46%, 03/06/08	29,000
20,100	Series 2008-4, Rev., VRDO, LOC: Depfa Bank plc, LIQ: Depfa Bank plc, 3.46%, 03/06/08	20,100
11,715	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LOC: U.S. Bank N.A., AMBAC, LIQ: U.S. Bank N.A., 3.26%, 03/06/08	11,715
13,475	Eclipse Funding Trust, Solar Eclipse, Sacramento, Tax Allocation, Series 2006-0079, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/03/08	13,475
13,875	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	13,875

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	California — Continued
22,500	Educational Funding Services, Inc., Series 2221, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	22,500
5,345	Golden State Tobacco Securitization Corp., Series F, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.43%, 03/05/08	5,345
6,360	Huntington Beach Union High School District, School Facilities Bridge Funding Program, COP, VRDO, FSA, 2.85%, 03/03/08	6,360
	Lehman Municipal Trust Receipts, Various States,
19,975	Series 07-F1, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 2.95%, 03/05/08	19,975
37,760	Series P7W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.38%, 03/05/08	37,760
43,000	Long Beach Bond Finance Authority, Series 2143, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.30%, 03/06/08	43,000
5,570	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 3.72%, 03/06/08	5,570
7,657	Los Angeles Unified School District, Series 2006, GO, VRDO, FSA, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 03/03/08	7,657
17,000	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 3.22%, 03/06/08	17,000
300	Metropolitan Water District of Southern California, Series C-2, Rev., VRDO, 3.75%, 03/03/08	300
	Municipal Securities Trust Certificates,
450	Series 2000-96, Class A, GO, VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 5.00%, 03/06/08 (e)	450
11,665	Series 281, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 4.36%, 03/06/08	11,665
1,200	Orange County Sanitation District, Series A, COP, VRDO, 2.90%, 03/03/08	1,200
	Puttable Floating Option Tax-Exempt Receipts,
54,350	Series 1068, GO, VRDO, AMBAC-TCRS-Bank of New York, 3.18%, 02/01/17	54,350
9,995	Series 4174, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.20%, 10/01/17	9,995
20,065	Series PT-4025, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.26%, 02/01/17	20,065
20,065	Series PT-4026, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.26%, 02/01/17	20,065
14,980	Series PT-4028, GO, VRDO, FSA, LIQ: Dexia Credit Local, 3.18%, 08/01/32	14,980
34,905	Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 3.18%, 08/01/32	34,905
31,210	Series PT-4155, Rev., VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 3.26%, 12/01/33	31,210
13,985	Puttable Floating Option Tax-Exempt Receipts, Contra Costa, Series PT-3943, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.30%, 06/01/17	13,985
1,200	Riverside Unified School District, School Facility Bridge Program, COP, VRDO, FSA, 2.85%, 03/03/08	1,200
1,210	San Francisco City & County Unified School District, MERLOTS, Series D24, GO, VRDO, FSA, 3.33%, 03/05/08	1,210
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/06/08	1,800
	Southern California Home Financing Authority, Single Family Mortgage,
3,260	Series A, Rev., VRDO, AMT, 2.77%, 08/01/33	3,260
10,000	Series A, Rev., VRDO, AMT, 4.02%, 08/01/35	10,000
	State of California,
301,375	RAN, 4.00%, 06/30/08	302,101
2,225	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.26%, 10/01/12	2,225
4,155	State of California, Municipal Securities Trust Receipts, Series 54, GO, VRDO, AMBAC, 4.25%, 03/05/08	4,155
		1,440,933
	Colorado — 2.7%
13,325	ABN AMRO Munitops Certificate Trust, Series 2007-26, Rev., VRDO, AMBAC, 3.61%, 03/06/08 (e)	13,325
5,055	Adams & Weld Counties School District No. 27J, MERLOTS, Series D29, GO, VRDO, MBIA, 3.90%, 03/05/08	5,055
11,310	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 3.04%, 03/03/08	11,310
2,355	City of Arvada, Rev., VRDO, FSA, 2.65%, 03/03/08	2,355
3,150	City of Colorado Springs, The Colorado College, Rev., VRDO, 3.38%, 03/03/08	3,150
51,675	City of Colorado Springs, Utilities, Series B, Rev., VRDO, 2.95%, 03/03/08	51,675

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   31

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Colorado — Continued
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 2.95%, 03/03/08	1,000
6,865	City of Thornton, Series ROCS-RR II-R-1052, COP, VRDO, AMBAC, LIQ: Citigroup Financial Products, 4.40%, 03/06/08	6,865
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 3.60%, 03/03/08	19,400
	Colorado Housing & Finance Authority,
40,000	Series A-2, Class I, Rev., VRDO, AMT, LIQ: Depfa Bank plc, 3.35%, 03/03/08	40,000
30,000	Series A-3, Class 1, Rev., VRDO, AMT, 3.35%, 03/03/08	30,000
12,330	Series AA-3, Class I, Rev., VRDO, 3.25%, 03/05/08	12,330
1,885	Colorado Housing & Finance Authority, Multi-Family Project, Series A-4, Class I, Rev., VRDO, 3.25%, 03/03/08	1,885
	Colorado Housing & Finance Authority, Single Family Mortgage,
42,700	Series A2, Class I, Rev., VRDO, AMT, 3.35%, 03/03/08	42,700
7,200	Series C-2, Class I, Rev., VRDO, AMT, 3.35%, 03/03/08	7,200
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Series I, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/05/08	1,600
21,500	Colorado State Education Loan Program, Rev., TRAN, 4.00%, 08/05/08	21,520
9,620	Dawson Ridge Metropolitan District No. 1, Series 2378, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	9,620
	Denver City & County, Airport,
4,985	Series ROC-II-R-98, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.32%, 03/06/08	4,985
15,000	Sub Series G-1, Rev., VRDO, 2.87%, 03/03/08	15,000
25,000	Sub Series G-2, Rev., VRDO, 3.50%, 03/03/08	25,000
14,750	Denver City & County, Convention Center Project, Series B, Rev., VRDO, FSA, 3.35%, 03/03/08	14,750
6,025	Jefferson County School District R-001, Series ROCS-RR-II-R-6516, GO, VRDO, FSA, LIQ: Citibank Financial Products, 3.22%, 03/06/08	6,025
	Lehman Municipal Trust Receipts, Various States,
95,400	Series F9, Regulation D, Tax Allocation, VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	95,400
10,100	Series F9W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.65%, 03/05/08	10,100
19,125	Series K4W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.37%, 03/05/08	19,125
9,830	Series K72W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.37%, 03/05/08	9,830
12,060	Series P65W, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 5.03%, 03/05/08	12,060
23,900	Puttable Floating Option Tax-Exempt Receipts, Series PZ-264, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.21%, 10/01/22	23,900
16,990	Regional Transportation District, Series 2184, Rev., VRDO, AMBAC, 3.20%, 11/01/21	16,990
50,740	Sheridan Redevelopment Agency, Tax Allocation, Series ROCS-RR-II-R-819CE, VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	50,740
90,000	State of Colorado, General Fund, Series A, Rev., RAN, 4.25%, 06/27/08	90,154
		675,049
	Connecticut — 0.2%
1,000	Connecticut State Health & Educational Facilities Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 3.00%, 03/05/08	1,000
25,950	Lehman Municipal Trust Receipts, Various States, Series 07-P12, Regulation D, Rev., VRDO, AMBAC, MBIA, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	25,950
18,050	New London Housing Authority, Series ROCS-RR-II-R-13013CE, Rev., VRDO, 3.49%, 03/06/08	18,050
		45,000
	Delaware — 0.2%
22,700	Delaware River & Bay Authority, MERLOTS, Series B08, Rev., VRDO, AMBAC, 4.15%, 03/05/08	22,700
7,035	Delaware State Housing Authority, Series 1671, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.73%, 03/06/08	7,035
3,245	GS Pool Trust, Series 77, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.31%, 03/06/08	3,245
15,000	New Castle County, Rev., VRDO, 3.40%, 03/03/08	15,000
	University of Delaware,
7,000	Rev., VRDO, 4.00%, 03/03/08	7,000
300	Series B, Rev., VRDO, 4.00%, 03/03/08	300
		55,280

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	District of Columbia — 2.1%
50,198	Bank of New York Municipal Certificates Trust, Series 5, Rev., VRDO, 3.05%, 03/06/08	50,198
	District of Columbia,
100,000	GO, TRAN, 4.00%, 09/30/08	100,493
600	Series D-1, GO, VRDO, FSA, 2.95%, 03/03/08	600
2,300	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 3.02%, 03/06/08	2,300
15,000	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	15,000
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/03/08	7,500
	District of Columbia Housing Finance Agency,
17,000	Series B, Rev., AMT, FHLMC, FNMA, GNMA, 3.55%, 11/03/08	17,000
14,745	Series ROCS-RR-II-R-10236, Rev., VRDO, LIQ: Citigroup Financial Products, 3.27%, 03/06/08	14,745
3,070	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	3,070
10,935	District of Columbia, MERLOTS, Series B-33, GO, VRDO, AMBAC, 4.15%, 03/05/08	10,935
	District of Columbia, Multimodal,
26,720	Series A, GO, VRDO, FSA, 3.25%, 03/03/08	26,720
52,945	Series B, GO, VRDO, FSA, 3.25%, 03/03/08	52,945
15,650	District of Columbia, Multimodal, American University, Rev., VRDO, 3.00%, 03/03/08	15,650
1,875	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America, 3.00%, 03/06/08	1,875
18,770	District of Columbia, National Geographic Society, Rev., VRDO, 3.00%, 03/03/08	18,770
2,000	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	2,000
26,040	District of Columbia Water & Sewer Authority, Series 1125, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	26,040
6,155	Eagle Tax Exempt Trust, Weekly Option Mode, Water & Sewer, Series 98-5202, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.23%, 03/06/08	6,155
27,910	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LOC: U.S. Bank N.A., FGIC, LIQ: U.S. Bank N.A., 3.26%, 03/06/08	27,910
31,530	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0021, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 3.80%, 03/06/08	31,530
15,320	Eclipse Funding Trust, Solar Eclipse, Distribution, Series 2006-0110, Rev., VRDO, LOC: U.S. Bank N.A., AMBAC, LIQ: U.S. Bank N.A., 3.26%, 03/06/08	15,320
9,490	Lehman Municipal Trust Receipts, Various States, Series KL4, Regulation D, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 4.33%, 06/01/21	9,490
14,000	Municipal Security Trust, Series A, Rev., VRDO, FGIC, FSA-CR, LIQ: Bear Stearns Capital Markets (y), 3.26%, 03/06/08 (e)	14,000
	Puttable Floating Option Tax-Exempt Receipts,
16,160	Series 447, GO, VRDO, AMBAC, LIQ: Bayerische Landesbank, 3.20%, 06/01/21	16,160
40,605	Series 4154, GO, VRDO, FGIC, LIQ: Merrill Lynch Capital Services, 4.52%, 06/01/17	40,605
		527,011
	Florida — 5.3%
	ABN AMRO Munitops Certificate Trust,
42,105	Series 2002-24, Rev., VRDO, AMBAC, 4.00%, 03/06/08	42,105
9,345	Series 2003-6, Rev., VRDO, MBIA, 3.51%, 03/06/08	9,345
11,150	Alachua County, Florida Rock Industry, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	11,150
26,310	Austin Trust Various States, Series 2007-152, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 3.19%, 03/06/08	26,310
15,520	Austin Trust Various States, Special Assessment, Series 2007-340, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 3.20%, 03/06/08	15,520
10,125	Brevard County Health Facilities Authority, Wuesthoff Memorial Hospital Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.35%, 03/03/08	10,125
10,000	City of Leesburg, The Villages Regular Hospital Project, Rev., VRDO, LOC: Scotia Bank, 3.16%, 03/03/08	10,000
12,122	Clipper Tax-Exempt Certificate Trust, Multi-State, Series 2005-30, Rev., VRDO, 3.31%, 03/06/08	12,122
669	Clipper Tax-Exempt Trust, Series 1999-2, COP, VRDO, AMT, 3.31%, 03/06/08	669

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   33

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
6,510	Collier County, Health Facilities Authority, The Moorings, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 2.98%, 03/05/08	6,510
	Eclipse Funding Trust, Solar Eclipse,
8,475	Series 2006-0043, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08 (e)	8,475
8,720	Series 2006-0135, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.65%, 07/01/14	8,720
19,115	Series 2006-0144, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 06/21/08	19,115
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,300	Series 2006-0049, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	11,300
10,000	Series 2007-0045, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.25%, 03/03/08	10,000
35,835	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.82%, 03/06/08	35,835
42,045	Enhanced Return Puttable Floating Option, Series EC-1028, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.38%, 07/01/11	42,045
62,825	Enhanced Return Puttable Floating Option, Florida State Bridge, Series EC-1002, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.38%, 07/01/16	62,825
	Florida Gas Utility,
118,175	Rev., VRDO, 3.00%, 03/03/08	118,175
133,300	Rev., VRDO, 3.14%, 03/03/08	133,300
138,535	Florida Gas Utility, Gas Supply Project No. 2, Series A-4, Rev., VRDO, 3.10%, 03/03/08	138,535
6,000	Florida Gulf Coast University Financing Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.23%, 03/03/08	6,000
21,075	Florida Housing Finance Agency, Series 125G, Rev., VRDO, LIQ: Goldman Sachs, 3.22%, 03/06/08	21,075
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	6,350
21,495	Florida Housing Finance Corp., Homeowner Mortgage, Series 53G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.22%, 03/06/08	21,495
32,680	Florida State Board of Public Education, Public Education, Municipal Securities Trust Receipts, Series SGA-102, GO, VRDO, LIQ: Societe Generale, 3.25%, 03/03/08	32,680
40,010	Florida State Department of Environmental Protection, Series 3335, Rev., VRDO, MBIA, 4.29%, 07/01/15	40,010
11,280	Hillsborough County Port District, Series 101, Rev., VRDO, MBIA, LIQ: Landesbank Hessen-Thueringen, 3.22%, 06/01/15	11,280
720	Jacksonville Health Facilities Authority, River Garden Project, Rev., VRDO, LOC: First Union National Bank, 3.38%, 03/03/08	720
11,100	JEA, Electric Systems, Series 3-A, Rev., VRDO, 3.28%, 03/03/08	11,100
7,500	JEA, Energy System, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.97%, 03/03/08	7,500
15,000	JEA, Water & Sewer, Series A-2, Rev., VRDO, 3.00%, 03/03/08	15,000
3,070	Lee County, Water & Sewer, Series ROCS-RR-II-R-4021, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	3,070
	Lehman Municipal Trust Receipts, Various States,
15,215	Series F15W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.65%, 03/05/08	15,215
24,165	Series FC14, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	24,165
31,380	Series K98W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.42%, 03/05/08	31,380
11,700	Series P48W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.50%, 03/05/08	11,700
15,845	Miami-Dade County, Series 3268, Rev., VRDO, MBIA, 4.26%, 04/01/14	15,845
2,020	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 2.98%, 03/05/08	2,020
2,700	Municipal Securities Trust Certificates, Series 2001-131, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets (y), 3.25%, 03/03/08 (e)	2,700
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/03/08	6,700
22,285	Orange County, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Company, 3.31%, 03/06/08	22,285

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Florida — Continued
27,345	Orange County Health Facilities Authority, Series 2396, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	27,345
7,245	Orange County Housing Finance Authority, Falcon Trace Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/03/08	7,245
5,600	Orange County Housing Finance Authority, Club Eustis, Series B, Rev., VRDO, LOC: Compass Bank, 4.00%, 03/15/08	5,600
9,801	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, LOC: Nationsbank N.A., FHLMC, LIQ: FHLMC, 3.30%, 03/03/08	9,801
3,820	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/15/08	3,820
	Orange County Housing Finance Authority, Spring Lake Cove,
8,000	Series N, Rev., VRDO, LOC: Compass Bank, 3.95%, 03/03/08	8,000
4,200	Series O, Rev., VRDO, LOC: Compass Bank, 3.95%, 03/03/08	4,200
	Orlando & Orange County Expressway Authority,
7,295	Series 2425, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	7,295
16,900	Series C-2, Rev., VRDO, FSA, 3.10%, 03/03/08	16,900
8,425	Series C-4, Rev., VRDO, FSA, 3.10%, 03/03/08	8,425
10,000	Series D, Rev., VRDO, FSA, 3.20%, 03/03/08	10,000
4,960	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/03/08	4,960
2,500	Pinellas County Health Facility Authority, Healthcare Systems, Baycare, Series B-1, Rev., VRDO, FSA, 3.15%, 03/03/08	2,500
	Puttable Floating Option Tax-Exempt Receipts,
24,980	Series 1171, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.38%, 10/01/17	24,980
29,640	Series 3966, COP, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.32%, 08/01/17	29,640
32,225	Series 4092, COP, VRDO, MBIA, 3.33%, 07/01/17	32,225
6,675	Series 4187, COP, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.18%, 07/01/16	6,675
10,900	Series 4411, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.50%, 10/01/17	10,900
13,155	Series 4442, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.43%, 04/01/17	13,155
32,345	State of Florida, MERLOTS, Series C07, GO, VRDO, 2.03%, 02/11/09	32,345
3,600	West Orange Healthcare District, Series B, Rev., VRDO, LOC: Suntrust Bank Center, 3.00%, 03/03/08	3,600
		1,310,082
	Georgia — 2.5%
51,785	Albany-Dougherty County Hospital Authority, Phoebe Hospital, Rev., VRDO, AMBAC, 4.25%, 03/03/08	51,785
5,235	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 3.10%, 03/03/08	5,235
8,690	BB&T Municipal Trust, Various States, Series 2045, GO, VRDO, LIQ: Branch Banking & Trust, 3.28%, 03/06/08	8,690
42,695	Camden County Public Service Authority, Marys Project, Rev., VRDO, Assured GTY, 3.00%, 03/03/08	42,695
13,405	City of Atlanta, Airport, Series 2083, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.24%, 03/06/08	13,405
	City of Atlanta, Water & Waste,
3,545	Series B, Rev., VRDO, FSA, 3.05%, 03/03/08	3,545
5,900	Series C, Rev., VRDO, FSA, 3.25%, 03/03/08	5,900
17,700	City of Atlanta, Westside Project, Tax Allocation, Series A, VRDO, LOC: Wachovia Bank N.A., 3.35%, 03/03/08	17,700
7,160	Clayton County Housing Authority, Multi-Family Housing, Chateau Forest Apartments, Series E, Rev., VRDO, FSA, 3.04%, 03/05/08	7,160
14,600	Cobb County Development Authority, Whitefield Academy, Inc. Project, Rev., VRDO, LOC: RBC Centura Bank, 3.00%, 03/03/08	14,600
32,670	Cobb County Housing Authority, Series ROCS-RR-II-R-10257CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.31%, 03/06/08	32,670
3,400	Cobb County Housing Authority, Multi-Family Housing, Greenhouse Frey Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	3,400
9,550	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	9,550

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   35

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Georgia — Continued
28,710	De Kalb County Housing Authority, Multi-Family Housing, Series ROCS-RR-II-R-13002CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.34%, 03/06/08	28,710
8,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.36%, 03/06/08	8,860
11,945	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.36%, 03/06/08	11,945
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.00%, 03/03/08	10,735
19,145	Douglasville-Douglas County Water & Sewer Authority, Series ROCS-RR-II-R-9188, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	19,145
15,255	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	15,255
21,525	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	21,525
10,000	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	10,000
10,480	Forsyth County, School District, Series 2750, GO, VRDO, MBIA, 3.33%, 02/01/15	10,480
700	Fulton County Development Authority, Arthritis Foundation, Inc. Project, Rev., VRDO, LOC: Suntrust Bank, 3.25%, 03/03/08	700
1,435	Fulton County Development Authority, Morehouse College Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.40%, 03/03/08	1,435
51,780	Fulton County Development Authority, Robert W. Woodruff Arts Center, Rev., VRDO, LIQ: Bank of America N.A., 3.16%, 03/03/08	51,780
5,330	Griffin-Spalding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 3.10%, 03/06/08	5,330
5,800	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 2.97%, 03/05/08	5,800
9,450	Gwinnett County Water & Sewer Authority, Series A, Rev., GTD, VRDO, 2.97%, 03/05/08	9,450
	Lehman Municipal Trust Receipts, Various States,
10,000	Series F31W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.65%, 03/05/08	10,000
11,275	Series F86W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	11,275
14,660	Series K12W, Regulation D, COP, VRDO, MBIA, LIQ: Lehman Liquidity Co., 3.84%, 03/06/08	14,660
13,340	Series P2W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.47%, 03/05/08	13,340
700	Marietta Housing Authority, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/03/08	700
7,060	Municipal Electric Authority of Georgia, Project One, Sub Series E, Rev., VRDO, FSA, 3.25%, 03/03/08	7,060
	Private Colleges & Universities Authority, Emory University,
67,730	Series B, Rev., VRDO, 2.90%, 03/03/08 (p)	67,730
38,630	Series B-1, Rev., VRDO, 2.90%, 03/03/08	38,630
7,200	Series B-2, Rev., VRDO, 2.99%, 03/03/08	7,200
14,345	Puttable Floating Option Tax-Exempt Receipts, Series 4156, Rev., VRDO, FGIC, FSA-CR, LIQ: Merrill Lynch Capital Services, 3.22%, 01/01/14	14,345
10,055	State of Georgia, Series D, GO, 6.00%, 10/01/08	10,285
		622,710
	Hawaii — 0.2%
20,825	ABN-AMRO Munitops Certificate Trust, Series 2004-1, Rev., VRDO, FGIC, 4.00%, 03/06/08	20,825
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,950	Series 2006-0096, Rev., VRDO, LOC: U.S. Bank N.A., MBIA, LIQ: U.S. Bank NA, 3.22%, 03/06/08	13,950
9,420	Series 2006-0123, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	9,420
985	Enhanced Return Puttable Floating Option, Hawaii Street, Series 1016, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.27%, 04/01/17	985
12,972	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California, 3.06%, 03/03/08	12,972
		58,152

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Idaho — 0.5%
	Idaho Housing & Finance Association, Single Family Mortgage,
12,450	Series A, Class I, Rev., VRDO, 3.35%, 03/05/08	12,450
15,000	Series B, Class 1, Rev., VRDO, 3.35%, 03/05/08	15,000
10,305	Series C, Class 1, Rev., VRDO, 3.35%, 03/05/08	10,305
2,000	Series D, Class I, Rev., VRDO, 3.35%, 03/05/08	2,000
15,000	Series D-1, Class I, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.35%, 03/05/08	15,000
17,555	Series F, Class I, Rev., VRDO, 3.35%, 03/05/08	17,555
2,595	Series F-1, Class 1, Rev., VRDO, 3.35%, 03/05/08	2,595
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.35%, 03/05/08	22,000
10,760	Puttable Floating Option Tax-Exempt Receipts, Series 461, Rev., VRDO, LIQ: Bayerische Hypo-Und Ver, 3.22%, 01/01/16	10,760
25,000	State of Idaho, GO, TAN, 4.50%, 06/30/08	25,061
		132,726
	Illinois — 4.5%
	ABN AMRO Munitops Certificate Trust,
9,850	Series 2001-10, GO, VRDO, MBIA, 4.00%, 03/06/08	9,850
15,010	Series 2001-21, GO, VRDO, MBIA, 3.51%, 03/06/08	15,010
9,995	Series 2002-3, Rev., VRDO, GNMA COLL, 3.19%, 03/06/08	9,995
22,345	Series 2002-30, GO, VRDO, MBIA-IBC, 3.51%, 03/06/08	22,345
4,740	Series 2002-37, Rev., VRDO, AMT, FHA, GNMA COLL, 3.22%, 03/06/08	4,740
17,150	Series 2005-4, Rev., VRDO, AMT, FGIC, 4.00%, 03/06/08	17,150
6,195	Series 2005-23, Rev., VRDO, FSA, 3.19%, 03/06/08 (e)	6,195
7,905	Series 2005-57, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	7,905
6,535	Series 2005-64, Rev., VRDO, AMT, AMBAC, 4.00%, 03/06/08	6,535
36,005	Series 2006-13, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	36,005
10,000	Series 2006-44, Rev., VRDO, FSA, 3.19%, 03/06/08	10,000
12,500	Series 2006-63, GO, VRDO, FSA, 3.19%, 03/06/08	12,500
8,375	Centerpoint Intermodal Center Program Trust, Centerpoint Energy, Inc., Tax Allocation, Series F3, Regulation D, VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	8,375
	Chicago Board of Education,
61,660	Series B, GO, VRDO, FSA, 3.00%, 03/03/08	61,660
9,180	Series 2315, GO, VRDO, FGIC, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	9,180
5,405	Series 2446, GO, VRDO, MBIA, 3.20%, 12/01/14	5,405
55,000	Chicago Metropolitan Water Reclamation District, Great Chicago, UBS Municipal Certificates, GO, VRDO, 3.22%, 03/06/08	55,000
	Chicago O’Hare International Airport,
15,385	Series 1002, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.60%, 03/31/08	15,385
6,245	Series 994X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.69%, 03/06/08	6,245
5,000	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 2.87%, 03/03/08	5,000
2,500	Chicago O’Hare International Airport, Special Facilities, Compagnie Natle Air France, Rev., VRDO, LOC: Societe Generale, 3.07%, 03/05/08	2,500
11,660	Chicago Park District, Series ROCS-RR-II-R-12129, GO, VRDO, FGIC, FSA-CR, LIQ: Bayerische Landesbank, 3.33%, 03/06/08	11,660
5,875	City of Chicago, Multi-Family Housing, Barbara Jean Wright Apartments, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 3.10%, 03/03/08	5,875
12,500	City of Chicago, Tender Notes, GO, VRDO, LOC: Harris N.A., 3.20%, 10/02/08	12,500
10,900	City of Schaumburg, Multi-Family Housing, Treehouse II Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	10,900
	Cook County,
4,503	Series 403, GO, VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 4.16%, 03/06/08	4,503
13,135	Series 1521, GO, VRDO, AMBAC, 4.33%, 11/15/21	13,135
	Cook County, Capital Improvement,
23,500	Series E, GO, VRDO, 3.25%, 03/03/08	23,500
	Deutsche Bank Spears/Lifers Trust Various States,
10,570	Series DB-261, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.20%, 03/01/17	10,570
18,710	Series DB-300, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.33%, 12/15/33	18,710
14,675	Series DB-322, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.33%, 06/15/32	14,675

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   37

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
5,235	Series DB-400, GO, VRDO, FSA, LIQ: Deutsche Bank A.G., 3.21%, 01/01/27	5,235
4,710	Du Page County Community Unit School District No. 200 Wheaton, Series ROCS-RR-II-R-4013, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	4,710
	Deutsche Bank Spears/Lifers Trust Various States,
8,445	Series DB-295, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.20%, 06/15/35	8,445
47,460	Series DB-331, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.33%, 12/15/34	47,460
	Eclipse Funding Trust, Solar Eclipse, Chicago,
3,110	Series 2006-0003, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.80%, 07/01/15	3,110
10,380	Series 2006-0131, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	10,380
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,545	Series 2006-0098, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	27,545
41,595	Series 2006-0104, GO, VRDO, AMBAC-TCRS-Bank of New York, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.25%, 03/03/08 (e)	41,595
52,025	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/03/08	52,025
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: LaSalle National Bank, 3.00%, 03/03/08	4,300
4,485	Illinois Development Finance Authority, IDR, CHS Acquisition Corp. Project, Rev., VRDO, LOC: Fifth Third Bank, 3.16%, 03/03/08	4,485
3,286	Illinois Development Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	3,286
3,290	Illinois Development Finance Authority, IDR, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: LaSalle National Bank, 3.00%, 03/03/08	3,290
6,895	Illinois Educational Facilities Authority, Series PA-896, Rev., VRDO, 3.20%, 07/01/08	6,895
4,100	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 3.00%, 03/03/08	4,100
11,380	Illinois Finance Authority, Clare Oaks, Series C, Rev., VRDO, LOC: Sovereign Bank FSB, 3.01%, 03/03/08	11,380
24,625	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-1, Rev., VRDO, 2.88%, 03/03/08	24,625
23,225	Illinois Finance Authority, Northwestern University, Sub Series A, Rev., VRDO, 2.90%, 03/03/08	23,225
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.10%, 03/03/08	10,000
8,555	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 3.16%, 03/03/08	8,555
23,740	Illinois Finance Authority, Vincent De Paul Project, Series A, Rev., VRDO, 2.85%, 03/03/08	23,740
11,200	Illinois Health Facilities Authority, Gottlieb Health Resources, Inc., Rev., VRDO, LOC: Harris Trust & Savings Bank, 2.91%, 03/03/08	11,200
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.15%, 03/03/08	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 3.07%, 03/05/08	10,175
7,500	Series C-3, Rev., VRDO, AMT, 3.00%, 03/03/08	7,500
10,430	Sub Series H-2, Rev., VRDO, AMT, 3.48%, 03/17/08	10,430
7,710	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, FSA, 3.15%, 03/03/08	7,710
	Illinois State Toll Highway Authority, Senior Priority,
30,000	Series A-1, Rev., VRDO, FSA, 3.01%, 03/03/08	30,000
30,000	Series A-2, Rev., VRDO, FSA, 3.25%, 03/03/08	30,000
2,105	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Series A, Rev., VRDO, LOC: Harris Trust & Savings Bank, 3.15%, 03/03/08	2,105
	Lehman Municipal Trust Receipts, Various States,
13,295	Series F16W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	13,295
11,025	Series F20W, Regulation D, Rev., VRDO, MBIA, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	11,025
	Metropolitan Pier & Exposition Authority,
11,200	Series ROCS-RR-II-R-10300, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	11,200

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Illinois — Continued
10,375	Series ROCS-RR-II-R-12031, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.50%, 03/06/08	10,375
	Municipal Securities Trust Certificates,
13,000	Series 2000-93, Class A, Rev., VRDO, AMBAC, LOC: Bear Stearns Capital Markets (y), 3.40%, 03/03/08 (e)	13,000
12,495	Series 2001-124, Class A, GO, VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.40%, 03/03/08 (e)	12,495
5,500	Series 2001-9021, Class A, GO, VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	5,500
12,985	Series 2004-218, Class A, Rev., VRDO, FSA-CR, MBIA, LIQ: Bear Stearns Capital Markets (y), 4.98%, 03/06/08	12,985
11,385	Series 2006-253, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.89%, 03/06/08	11,385
10,000	Series 7017, Class A, GO, VRDO, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	10,000
	Puttable Floating Option Tax-Exempt Receipts,
23,965	Series 3947, GO, VRDO, AMBAC, Assured GTY, 3.20%, 01/01/17	23,965
12,380	Series 4123, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.53%, 01/01/17	12,380
15,585	Series MT-444, GO, VRDO, AMBAC, LIQ: Bayerische Hypo-Und Ver, 3.20%, 01/01/17	15,585
18,405	Regional Transportation Authority, Series B, Rev., VRDO, 2.90%, 03/03/08	18,405
10,000	State of Illinois, Series B, GO, VRDO, 3.28%, 03/03/08	10,000
16,855	State of Illinois, MERLOTS, Series B04, GO, VRDO, FSA, 3.45%, 03/05/08	16,855
3,255	State of Illinois, Sales Tax, Municipal Securities Trust Certificates, Series SG-9, VRDO, FSA, LIQ: Societe Generale, 3.26%, 06/15/19	3,255
19,000	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.90%, 03/03/08	19,000
750	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 3.95%, 03/03/08	750
		1,136,969
	Indiana — 2.2%
	ABN AMRO Munitops Certificate Trust,
9,995	Series 2004-50, Rev., VRDO, MBIA, 3.51%, 03/06/08	9,995
10,000	Series 2006-34, Rev., VRDO, AMT, AMBAC, 4.00%, 03/06/08 (e)	10,000
13,055	Series 2006-46, Rev., VRDO, AMBAC, 4.00%, 03/06/08	13,055
5,950	Carmel School Building Corp., Series RR-II-R-S014, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	5,950
8,535	City of Indianapolis, Local Public Improvement Bond Bank, Series PT-1408, Rev., VRDO, MBIA, 3.20%, 07/01/19	8,535
7,600	City of Whiting, Industrial Sewer & Solid Waste, AMOCO Oil Co. Project, Rev., VRDO, 3.70%, 03/03/08	7,600
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 3.12%, 03/03/08	5,000
23,720	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.20%, 02/01/23	23,720
9,595	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	9,595
3,775	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	3,775
25,980	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.82%, 03/06/08	25,980
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,445	Series 2006-0092, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	17,445
14,575	Series 2006-0100, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	14,575
21,575	Series 2006-0138, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.20%, 05/01/13	21,575
7,400	Hammond School Building Corp., Series ROCS-RR-II-R-6515, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.49%, 03/06/08	7,400
10,000	Indiana Bond Bank, Advance Funding Program Notes, Series A, Rev., 3.00%, 01/30/09	10,081
24,000	Indiana Development Finance Authority, Psi Energy, Inc. Projects, Series A, Rev., VRDO, LOC: Barclays Bank plc, 3.10%, 03/03/08	24,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   39

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Indiana — Continued
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
40,000	Series A-1, Rev., VRDO, 2.85%, 03/03/08	40,000
90,025	Series A-2, Rev., VRDO, 3.00%, 03/03/08	90,025
2,485	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	2,485
26,900	Indiana Housing & Community Development Authority, Series C-3, Rev., VRDO, GNMA/FNMA, 3.05%, 03/06/08	26,900
12,280	Indiana Municipal Power Agency Supply System, Series 1412, Rev., VRDO, AMBAC, 4.50%, 01/01/10	12,280
6,900	Indiana State Finance Authority Revenue, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 3.10%, 03/03/08	6,900
20,000	Indiana State Office Building Commission, Miami Correctional Facility, Series II-A, Rev., VRDO, 2.90%, 03/03/08	20,000
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 3.25%, 03/03/08 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 2.82%, 03/05/08	18,600
	Lehman Municipal Trust Receipts, Various States,
20,250	Series 90W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.40%, 03/05/08	20,250
14,800	Series K103W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.32%, 03/05/08	14,800
18,850	Municipal Securities Trust Certificates, Series 1997-19, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e) (p)	18,850
48,650	Purdue University, Student Facility Systems, Series C, Rev., VRDO, 2.45%, 03/03/08	48,650
14,295	Vinton-Tecumseh School Building Corp., Series 2244, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	14,295
		555,216
	Iowa — 0.3%
18,645	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	18,645
	Iowa Finance Authority, Single Family Mortgage,
7,500	Series D, Rev., VRDO, GNMA/FNMA, 3.05%, 03/03/08	7,500
5,900	Series F, Rev., VRDO, GNMA/FNMA/FHA/VA PRIV MTGS, LIQ: Wells Fargo Bank N.A., 3.05%, 03/03/08	5,900
14,235	Municipal Securities Trust Certificates, Series 7024, Class A, Rev., VRDO, CIFG, LIQ: Bear Stearns Capital Markets (y), 5.25%, 03/06/08 (e)	14,235
40,000	State of Iowa, Rev., TRAN, 4.00%, 06/30/08	40,097
		86,377
	Kansas — 0.7%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 3.22%, 03/06/08	9,780
77,880	City of Wichita, Renewal & Improvement, GO, 3.25%, 08/19/08	78,064
	Kansas State Department of Transportation, Highway,
31,415	Series C-2, Rev., VRDO, 2.94%, 03/03/08	31,415
50,000	Series C-2, Rev., VRDO, 3.07%, 03/03/08	50,000
8,950	Series C-4, Rev., VRDO, 2.97%, 03/03/08	8,950
2,000	Series ROCS-RR-II-R-10084, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	2,000
		180,209
	Kentucky — 3.1%
12,605	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 3.10%, 03/03/08	12,605
9,305	Clipper Tax-Exempt Certificate Trust, Series 2005-35, Rev., VRDO, AMT, 3.28%, 03/06/08	9,305
13,880	Kentucky Asset Liability Commission, Series, ROCS-RR-RR-R-10309CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	13,880
11,150	Kentucky Asset Liability Commission, MERLOTS, Series D23, Rev., VRDO, MBIA, 3.45%, 03/05/08	11,150
27,520	Kentucky Economic Development Finance Authority, Hospital, PT-Series 509, Rev., VRDO, FSA, 5.26%, 03/31/08	27,520
16,600	Kentucky Housing Corp., Series H, Rev., VRDO, AMT, 3.31%, 03/03/08	16,600
26,085	Kentucky Municipal Power Agency, Series ROCS-RR-II-R-10202, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.53%, 03/06/08	26,085

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Kentucky — Continued
	Kentucky Public Energy Authority,
448,838	Series A, Rev., VRDO, 3.66%, 03/03/08	448,838
116,535	Series A-1, Rev., VRDO, 3.16%, 03/03/08	116,535
50,000	Series A-2, Rev., VRDO, 3.16%, 03/03/08	50,000
	Puttable Floating Option Tax-Exempt Receipts,
15,750	Rev., VRDO, LIQ: Merrill Lynch, 3.31%, 01/01/09	15,750
24,795	Series 4157, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 3.20%, 08/01/20	24,795
		773,063
	Louisiana — 0.9%
12,000	ABN AMRO Munitops Certificate Trust, Series 2002-17, Rev., VRDO, AMBAC, 3.61%, 03/06/08	12,000
13,256	Bank of New York Municipal Certificates Trust, Series 2, Rev., VRDO, 3.05%, 03/06/08	13,256
3,365	BB&T Municipal Trust, Series 4000, Rev., VRDO, LOC: Branch Banking & Trust, LIQ: Branch Banking & Trust, 3.29%, 03/06/08	3,365
9,135	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.20%, 11/01/17	9,135
665	Iberia Parish IDB, IDR, Cuming Insulation Corp. Project, Rev., VRDO, LOC: Regions Bank, 3.28%, 03/06/08	665
28,150	Louisiana Housing Finance Agency, Single-Family Mortgage, Series 2374, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	28,150
8,365	Louisiana Local Government, Environmental Facilities & Community Development Authority, Series A, Rev., VRDO, LOC: Regions Bank, 3.16%, 03/06/08	8,365
23,790	Louisiana Public Facilities Authority, Series ROCS-RR-II-R-11279, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 3.22%, 03/06/08	23,790
300	Louisiana Public Facilities Authority, Tiger Athletic Foundation Project, Rev., VRDO, LOC: Regions Bank, 3.15%, 03/03/08	300
56,660	Louisiana State Citizens Property Insurance Corp., Series 233, Rev., VRDO, AMBAC, LIQ: Svenska Handelsbanken, 4.24%, 06/01/16	56,660
3,000	Parish of East Baton Rouge, Exxon Corp. Project, Rev., VRDO, 3.09%, 03/03/08	3,000
8,350	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Corp. Project, Rev., VRDO, 3.95%, 03/03/08	8,350
4,950	South Louisiana Port Commission, Marine Terminal Facilities, Occidental Petroleum, Rev., VRDO, LOC: Bayerische Landesbank, 2.90%, 03/03/08	4,950
42,625	State of Louisiana, Series 158, GO, VRDO, AMBAC, LIQ: BNP Paribas, 4.25%, 10/15/14	42,625
		214,611
	Maine — 0.6%
8,900	Finance Authority of Maine, Jackson Lab Issue, Series 2002, Rev., VRDO, LOC: Bank of America N.A., 3.17%, 03/03/08	8,900
17,320	Finance Authority of Maine, Solid Waste, Series ROCS-RR-II-R-10239CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.30%, 03/06/08	17,320
	Maine State Housing Authority, Mortgage,
8,500	Series B, Rev., VRDO, AMT, 3.75%, 03/31/08	8,500
9,000	Series B-3, Rev., VRDO, AMT, 3.20%, 03/06/08	9,000
12,100	Series C-3, Rev., VRDO, AMT, 3.05%, 03/06/08	12,100
15,000	Series D, Rev., VRDO, AMT, 3.82%, 07/18/08	15,000
15,500	Series D-3, Rev., VRDO, AMT, 3.20%, 03/06/08	15,500
17,240	Series G, Rev., VRDO, AMT, 3.20%, 03/06/08	17,240
	State of Maine,
26,530	GO, BAN, 4.00%, 06/10/08	26,573
9,500	GO, BAN, 4.25%, 06/10/08	9,514
		139,647
	Maryland — 1.1%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 2.90%, 03/03/08	23,825
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.87%, 03/05/08	3,135
3,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.03%, 03/06/08	3,700
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.90%, 03/05/08	6,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   41

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Maryland — Continued
	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential,
16,900	Series C, Rev., VRDO, AMT, 3.00%, 03/03/08	16,900
20,000	Series C, Rev., VRDO, AMT, 3.12%, 03/03/08	20,000
1,000	Series I, Rev., VRDO, AMT, 3.03%, 03/03/08	1,000
57,600	Series J, Rev., VRDO, AMT, 3.00%, 03/03/08	57,600
3,310	Maryland State EDC, Series L9-J, Regulation D, Rev., VRDO, FSA, 3.45%, 03/05/08	3,310
14,545	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	14,545
22,510	Maryland State Stadium Authority, Sports Facilities Lease, Rev., VRDO, LIQ: Bank of America N.A., 3.00%, 03/05/08	22,510
26,775	Maryland State Transportation Authority, Passenger Facility Charge, Baltimore/Washington Airport, Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.89%, 03/03/08	26,775
	Montgomery County Housing Opportunities Commission Housing Revenue,
6,090	Series 2433, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	6,090
15,190	Series C, Rev., VRDO, LIQ: Depfa Banking plc, 3.08%, 03/03/08	15,190
12,165	Montgomery County Housing Opportunities Commission Housing Revenue, Multiple Purpose, Series C, Rev., VRDO, 3.08%, 03/03/08	12,165
5,100	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 2.84%, 06/01/30	5,100
	Municipal Security Trust,
4,000	Series 7057, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.50%, 03/06/08 (e)	4,000
10,000	State of Maryland, Capital Improvements, State & Local Facilities, Series A, GO, 5.25%, 03/01/09	10,291
	Washington Suburban Sanitation District,
5,700	Series A, BAN, GO, VRDO, 3.15%, 03/03/08	5,700
8,100	Series A, BAN, GO, VRDO, 3.15%, 03/03/08	8,100
8,900	Series A, BAN, GO, VRDO, 3.25%, 03/05/08	8,900
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 3.15%, 03/05/08	5,100
		280,336
	Massachusetts — 3.7%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/05/08	6,030
49,190	Clipper Tax-Exempt Certificate Trust, Series 2007-48, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.46%, 03/06/08	49,190
	Commonwealth of Massachusetts,
7,825	Series 1576, GO, VRDO, MBIA, 3.26%, 11/01/20	7,825
27,700	Series 2031, GO, VRDO, FSA AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.16%, 03/06/08	27,700
44,738	Series 716D, GO, VRDO, MBIA-IBC, LIQ: Morgan Stanley Municipal Funding, 3.40%, 03/06/08	44,738
26,945	Series A, GO, VRDO, 2.97%, 03/03/08	26,945
22,890	Series A, GO, VRDO, 4.02%, 03/03/08	22,890
5,600	Series B, GO, VRDO, 2.86%, 03/03/08	5,600
21,300	Series B, GO, VRDO, 3.25%, 03/03/08	21,300
15,000	Series B, GO, VRDO, 4.02%, 03/03/08	15,000
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,800	Series 2007-0010, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	13,800
31,120	Series 2007-0032, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	31,120
	Lehman Municipal Trust Receipts, Various States,
10,130	Series 07-P16, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 4.12%, 03/03/08	10,130
19,955	Series F4W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	19,955
31,800	Series F10W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.52%, 03/05/08	31,800
10,500	Series FC16, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.52%, 03/05/08	10,500
16,956	Series P96, Regulation D, Rev., VRDO, FSA, MBIA, LIQ: Bank of New York, 4.15%, 03/03/08	16,956
33,910	Series P133, Regulation D, Rev., VRDO, MBIA, LIQ: Bank of New York, 3.24%, 03/05/08	33,910

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Massachusetts — Continued
100,000	Macon Trust, Various States, Series 2007, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 3.27%, 03/06/08	100,000
4,970	Massachusetts Bay Transportation Authority, EAGLE, Series ROCS-RR-II-R-10160, Rev., VRDO, LIQ: Citigroup Financial Products, 3.18%, 03/06/08	4,970
5,750	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Special Assessment, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 2.82%, 03/05/08	5,750
44,550	Massachusetts Development Finance Agency, Series 923, Rev., VRDO, FHLMC, LIQ: FHLMC, 4.21%, 08/24/29	44,550
10,000	Massachusetts Development Finance Agency, Brimmer & May School, Rev., VRDO, LOC: Sovereign Bank FSB, 3.16%, 03/03/08	10,000
3,500	Massachusetts Development Finance Agency, Dana Hall School, Rev., VRDO, LOC: Sovereign Bank FSB, 3.18%, 03/03/08	3,500
	Massachusetts Development Finance Agency, Higher Education, Smith College,
29,570	Rev., VRDO, 3.00%, 03/03/08	29,570
5,800	Massachusetts Development Finance Agency, ISO New England, Inc., Rev., VRDO, LOC: Keybank N.A., 3.04%, 03/03/08	5,800
4,050	Massachusetts Development Financing Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	4,050
7,400	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 3.90%, 03/03/08	7,400
32,500	Massachusetts Health & Educational Facilities Authority, Fairview Extended, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/06/08	32,500
25,815	Massachusetts Health & Educational Facilities Authority, Mount Ida College, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	25,815
	Massachusetts Health & Educational Facilities Authority, Partners Healthcare System,
5,445	Series D-4, Rev., VRDO, 3.06%, 03/03/08	5,445
54,635	Series F-3, Rev., VRDO, 3.06%, 03/03/08	54,635
2,200	Massachusetts Health & Educational Facilities Authority, University of Massachusetts, Series A, Rev., VRDO, LOC: Dexia Credit Local, 2.80%, 03/03/08	2,200
	Massachusetts Housing Finance Agency,
41,650	Series F, Rev., VRDO, FSA, 2.89%, 03/03/08	41,650
37,165	Series PA-1333, Rev., VRDO, FSA, 3.21%, 07/01/13	37,165
4,725	Massachusetts Housing Finance Agency, Single Family, Rev., VRDO, FSA, 3.04%, 03/03/08	4,725
56,999	Massachusetts Water Resources Authority, Series 742D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.20%, 03/06/08	56,999
8,900	Massachusetts Water Resources Authority, Multimodal, Sub Series B, Rev., VRDO, LOC: Helaba, 2.86%, 03/03/08	8,900
	Puttable Floating Option Tax-Exempt Receipts,
18,820	Series 4303, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 3.19%, 08/01/30	18,820
17,985	Series PT-4299, Rev., VRDO, LIQ: Dexia Credit Local, 3.19%, 07/01/32	17,985
		917,818
	Michigan — 2.8%
	ABN AMRO Munitops Certificate Trust,
11,320	Series 2004-44, GO, VRDO, MBIA, 3.51%, 03/06/08	11,320
15,050	Series 2005-12, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	15,050
1,500	Series 2006-45, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	1,500
2,000	City of Detroit, Sewer Disposal, Series 370, Rev., VRDO, MBIA, LIQ: Depfa Bank plc, 3.33%, 07/01/17	2,000
3,345	City of Detroit, Sewer Disposal, Senior Lien, Series C-1, Rev., VRDO, FSA, 3.05%, 03/03/08	3,345
13,440	City of Detroit, Water Supply System, Series 3579, Rev., VRDO, LIQ: Merrill Lynch & Co., FSA, 3.19%, 07/01/16	13,440
2,300	City of Detroit, Water Supply System, MERLOTS, Series B24, Rev., VRDO, MBIA, 3.90%, 03/05/08	2,300
13,300	City of Detroit, Water Supply System, Second Lien, Series B, Rev., VRDO, FSA, 3.25%, 03/03/08	13,300
	City of Detroit School District,
8,495	GO, VRDO, FSA, Q-SBLF, 3.19%, 05/01/32	8,495
13,010	Series 3556, GO, VRDO, LIQ: Dexia Credit Local, FGIC, Q-SBLF, 3.19%, 05/01/25	13,010
5,245	East Lansing School District, Series ROCS-RR-II-R-2188, GO, VRDO, MBIA, Q-SBLF, LIQ: Citigroup Global Markets, 3.49%, 03/06/08	5,245

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   43

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
14,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0021, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.19%, 10/15/15	14,000
20,645	Holt Public Schools, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 2.95%, 03/03/08	20,645
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thueringen, 2.95%, 03/03/08	12,500
	Lehman Municipal Trust Receipts, Various States,
13,425	Series F25W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	13,425
28,575	Series F43W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.50%, 03/05/08	28,575
16,270	Series P136, Regulation D, Rev., VRDO, AMBAC, LIQ: Bank of New York, 4.09%, 03/03/08	16,270
66,905	Series P25W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.43%, 03/05/08	66,905
53,000	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	53,197
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley, 3.21%, 03/06/08	2,000
	Michigan State Hospital Finance Authority, Ascension Health Credit,
29,500	Series B, Rev., VRDO, 2.85%, 03/05/08	29,500
32,600	Series B3, Rev., VRDO, 3.00%, 03/03/08	32,600
1,000	Michigan State Hospital Finance Authority, MERLOTS, Series K, Rev., VRDO, MBIA, 3.40%, 03/05/08	1,000
	Michigan State Hospital Finance Authority, Trinity Health Credit,
870	Series E, Rev., VRDO, LIQ: Bank of Nova Scotia, 3.15%, 03/03/08	870
1,875	Series F, Rev., VRDO, LIQ: Bank of Nova Scotia, 3.50%, 03/03/08	1,875
3,000	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, 3.38%, 03/03/08	3,000
6,265	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.29%, 03/15/08	6,265
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	1,700
	Michigan State Housing Development Authority, Rental Housing,
4,030	Series 267, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.22%, 07/01/15	4,030
1,600	Series A, Rev., VRDO, AMT, FSA, 4.04%, 04/01/42	1,600
2,890	Series C, Rev., VRDO, AMT, FSA, 4.04%, 03/03/08	2,890
	Michigan State Housing Development Authority, River Park Senior Apartments,
5,000	Series B, Rev., VRDO, LOC: National City Bank, 3.12%, 03/03/08	5,000
2,780	Michigan State Trunk Line, MERLOTS, Series B-02, Rev., VRDO, FSA, 3.45%, 03/05/08	2,780
	Michigan State University,
2,400	Rev., VRDO, 2.93%, 03/03/08	2,400
1,600	Series 1803, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.16%, 03/06/08	1,600
22,825	Series 2000-A, Rev., VRDO, 3.23%, 03/05/08	22,825
18,510	Series A, Rev., VRDO, 2.93%, 03/03/08	18,510
3,005	Series A, Rev., VRDO, 3.23%, 03/03/08	3,005
7,175	Series B, Rev., VRDO, 2.93%, 03/03/08	7,175
2,880	Michigan Strategic Fund, Henry Ford Museum Project, Rev., VRDO, LOC: Comerica Bank, 3.15%, 03/03/08	2,880
985	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VRDO, LOC: Sovereign Bank FSB, 3.01%, 03/03/08	985
3,705	Michigan Strategic Fund, Ritz-Craft Corp., Michigan Project, Rev., VRDO, LOC: Old Kent Bank, 3.16%, 03/03/08	3,705
9,110	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 2.95%, 03/03/08	9,110
14,055	Municipal Security Trust Certificates, Series 2007-294, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	14,055
6,500	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 3.22%, 03/06/08 (e)	6,500
38,415	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba, 2.95%, 03/03/08	38,415
5,220	South Redford School District, MERLOTS, Series D20, GO, VRDO, MBIA, Q-SBLF, 3.50%, 03/05/08	5,220
	State of Michigan,
2,670	Series 2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 3.26%, 05/15/23	2,670

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Michigan — Continued
4,720	Series 3760, GO, VRDO, LIQ: Dexia Credit Local, 3.26%, 11/01/12	4,720
42,000	Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	42,255
	UBS Municipal Certificates, Various States,
9,950	Rev., VRDO, FSA, LIQ: Landesbank Hessen-Thueringen, 3.18%, 03/06/08	9,950
500	Series 07-1018, GO, VRDO, MBIA, Q-SBLF, 3.22%, 03/06/08	500
11,480	University of Michigan, Rev., VRDO, 3.10%, 03/03/08	11,480
	University of Michigan, Hospital,
9,745	Series A, Rev., VRDO, 4.00%, 03/03/08	9,745
2,520	Series A-2, Rev., VRDO, 4.00%, 03/03/08	2,520
2,145	Series B, Rev., VRDO, 3.10%, 03/03/08	2,145
	University of Michigan, Medical Services Plan,
38,150	Series A, Rev., VRDO, 3.10%, 03/03/08	38,150
830	Series A-1, Rev., VRDO, 4.00%, 03/03/08	830
13,700	Wayne Charter County, Floating Rate Receipts, Series SG-122, Rev., VRDO, LIQ: Societe Generale, 3.19%, 12/01/28	13,700
	Wayne Country Airport Authority,
2,500	MT-Series 115, Rev., VRDO, MBIA, LIQ: Svenska Handelsbanken, 3.22%, 12/01/15	2,500
18,270	PT-Series 2667, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.60%, 12/01/15	18,270
1,600	Whitmore Lake Public School District, Series ROCS-RR-II-R-4515, GO, VRDO, Q-SBLF, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	1,600
		707,052
	Minnesota — 0.8%
3,615	City of St. Louis Park, Catholic Finance Corp., St. Benilde, Rev., VRDO, LOC: Allied Irish Bank plc, 3.19%, 03/03/08	3,615
	Lehman Municipal Trust Receipts, Various States,
43,975	Series F8, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	43,975
39,625	Series P92W, Regulation D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Lehman Liquidity Co., 3.47%, 03/03/08	39,625
17,530	Minneapolis & St. Paul Housing Finance Board, Series ROCS-RR-R-10226, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citigroup Financial Products, 3.27%, 03/06/08	17,530
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 3.00%, 03/03/08	5,000
23,000	Series G, Rev., VRDO, AMT, 3.73%, 05/29/08	23,000
5,225	Series J, Rev., VRDO, AMT, 3.00%, 03/03/08	5,225
30,000	Series K, Rev., VRDO, AMT, 3.78%, 08/11/08	30,000
11,800	Series O, Rev., VRDO, AMT, 3.35%, 12/18/08	11,800
18,975	Series S, Rev., VRDO, AMT, 3.00%, 03/03/08	18,975
4,995	Minnesota Public Facilities Authority, PCR, Water, Series ROC-II-R-31, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/03/08	4,995
11,110	Puttable Floating Option Tax-Exempt Receipts, Series 4245, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 3.22%, 08/01/38	11,110
		214,850
	Mississippi — 1.0%
	Clipper Tax-Exempt Certificate Trust,
3,665	Series 2005-16, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.28%, 03/06/08	3,665
15,960	Series 2007-32, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.26%, 03/06/08 (e)	15,960
	Jackson County, PCR, Chevron USA, Inc. Project,
4,075	Rev., VRDO, 3.25%, 03/03/08	4,075
16,750	Rev., VRDO, 3.65%, 03/03/08	16,750
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
33,000	Series A, Rev., VRDO, 2.85%, 03/03/08	33,000
13,000	Series B, Rev., VRDO, 2.90%, 03/03/08	13,000
86,271	Mississippi Development Bank Special Obligation, Municipal Gas Authority, Gas Project, Series PT-1494, Rev., VRDO, 3.16%, 03/03/08	86,271
44,650	Puttable Floating Option Tax-Exempt Receipts, Series 514, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 01/01/30	44,650
20,515	State of Mississippi, MERLOTS, Series B08, GO, VRDO, FSA-CR, 3.45%, 03/05/08	20,515
		237,886
	Missouri — 0.6%
11,005	Bi-State Development Agency, Missouri-Illinois Metropolitan District, Series PT-1593, Rev., VRDO, FSA, 3.20%, 10/01/17	11,005
5,000	City of St. Louis, Rev., TRAN, 4.50%, 06/30/08	5,012

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   45

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Missouri — Continued
11,990	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	11,990
2,450	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 3.12%, 03/03/08	2,450
14,185	Lehman Municipal Trust Receipts, Various States, Series 06, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.47%, 03/05/08	14,185
3,000	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, GTD, LOC: Bank of America N.A., 3.10%, 03/05/08	3,000
930	Missouri Housing Development Commission, Series PT-1286, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.36%, 09/01/32	930
20,605	Missouri Joint Municipal Electric Utility Commission, Series 2121, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	20,605
27,310	Missouri Joint Municipal Electric Utility Commission, MERLOTS, Series D27, Rev., VRDO, AMBAC, 5.40%, 03/05/08	27,310
2,510	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-10293, Rev., VRDO, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	2,510
10,400	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	10,400
	Missouri State Health & Educational Facilities Authority, SSM Health Care Services,
14,405	Series C-1, Rev., VRDO, FSA, 3.25%, 03/03/08	14,405
20,935	Series C-4, Rev., VRDO, FSA, 2.95%, 03/03/08	20,935
7,295	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	7,295
		152,032
	Montana — 0.2%
35,000	Montana Higher Education Student Assistance Corp.,, Series B, Rev., VRDO, AMT, GTD, 3.00%, 03/03/08	35,000
7,870	UBS Municipal Certificates, Various States, Rev., VRDO, 3.27%, 03/06/08	7,870
		42,870
	Nebraska — 1.1%
31,622	American Public Energy Agency Gas Supply, Series A, Rev., VRDO, 3.16%, 03/03/08	31,622
69,935	Central Plains Energy Project, Series ROCS-RR-II-R-848, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	69,935
19,235	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.80%, 03/06/08 (e)	19,235
	Lehman Municipal Trust Receipts, Various States,
7,500	Series K44, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.52%, 03/03/08	7,500
14,125	Series P88W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	14,125
	Nebraska Investment Finance Authority, Single Family Housing,
36,000	Series B, Rev., VRDO, 3.35%, 03/03/08	36,000
4,375	Series E, Rev., VRDO, 3.35%, 03/03/08	4,375
34,500	Series F, Rev., VRDO, AMT, FNMA, GNMA, FHLMC, 3.35%, 03/03/08	34,500
42,200	Series J, Rev., VRDO, AMT, 3.35%, 03/05/08	42,200
3,390	Series N-7, Regulation D, Rev., VRDO, 3.52%, 03/05/08	3,390
10,180	Nebraska Public Power District, Series 2426, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	10,180
		273,062
	Nevada — 1.1%
	ABN AMRO Munitops Certificate Trust,
24,560	Series 2004-28, Rev., VRDO, FGIC, 4.00%, 03/06/08	24,560
22,780	Series 2004-43, GO, VRDO, FGIC, 4.00%, 03/06/08	22,780
16,860	Clark County, Series 138, GO, VRDO, AMBAC, LIQ: Wells Fargo Bank N.A., 4.44%, 11/01/16	16,860
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 3.15%, 03/03/08	13,100
12,855	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	12,855
9,820	Nevada Housing Division, Series ROCS-RR-II-R-852, Rev., VRDO, FNMA COLL, LIQ: Citibank N.A., 3.27%, 03/06/08	9,820
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.20%, 03/06/08	8,750

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Nevada — Continued
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.20%, 03/06/08	10,900
3,295	Series M, Rev., VRDO, LOC: East West Bank, 3.20%, 03/06/08	3,295
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 4.00%, 03/05/08 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank., 4.00%, 03/05/08	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.20%, 03/06/08	3,430
4,750	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: East West Bank, 3.20%, 03/03/08	4,750
5,520	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: East West Bank, 3.20%, 03/03/08	5,520
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.20%, 03/06/08	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.20%, 03/06/08	12,710
5,285	Nevada Housing Division, Multi-Unit Housing, Sundance Village, Rev., VRDO, LOC: Citibank N.A., 3.20%, 03/03/08	5,285
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.05%, 03/06/08	21,000
11,000	Nevada Housing Division, Vintage At Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.05%, 03/06/08	11,000
7,510	Nevada System of Higher Education, Series DB-185Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.31%, 01/01/16	7,510
9,705	Puttable Floating Option Tax-Exempt Receipts, Series 4108, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 4.47%, 07/01/17	9,705
	State of Nevada,
4,800	Series PT-403, GO, VRDO, 3.17%, 05/15/08	4,800
8,815	Series RR-II-R-4054, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	8,815
9,745	Washoe County, Series 1241, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.41%, 03/06/08 (e)	9,745
		262,340
	New Hampshire — 0.1%
9,075	New Hampshire Health & Education Facilities Authority, Dartmouth College Issue, Rev., VRDO, 3.18%, 03/03/08	9,075
	New Hampshire Housing Finance Authority,
12,940	Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 3.30%, 03/06/08	12,940
9,750	Series 2434, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	9,750
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/05/08	5,200
1,375	New Hampshire Municipal Bond Bank, Educational Institutions, Pinkerton Academy Project, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.12%, 03/03/08	1,375
		38,340
	New Jersey — 3.0%
10,000	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 3.17%, 03/06/08	10,000
	Clipper Tax-Exempt Certificate Trust,
19,720	Series 2007-20, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.46%, 03/06/08	19,720
32,725	Series 2007-42, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.21%, 03/06/08	32,725
24,565	DFA Municipal Trust, Series 2007-04, Rev., VRDO, LIQ: Depfa Bank plc, 3.46%, 03/06/08	24,565
10,000	Lehman Municipal Trust Receipts, Various States, Series F19W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.15%, 03/05/08	10,000
2,800	Moorestown Township School District, MERLOTS, Series D13, GO, VRDO, MBIA, 3.45%, 03/05/08	2,800
	New Jersey EDA,
7,090	Series 2420, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	7,090
5,180	Series 2421, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	5,180
53,975	Series 2805, Rev., VRDO, AMBAC, FGIC, LIQ: Dexia Credit Local, 3.20%, 09/01/29	53,975
4,995	Series A, GO, VRDO, AMBAC, LIQ: Citibank N.A., 5.72%, 03/06/08	4,995
6,000	New Jersey EDA, Kenwood USA Corporate Project, Rev., VRDO, LOC: Bank of New York, 2.30%, 03/03/08	6,000
14,485	New Jersey EDA, MERLOTS, Series B-14, Rev., VRDO, AMBAC, 3.50%, 03/05/08	14,485

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   47

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New Jersey — Continued
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Fleet National Bank, 2.92%, 03/03/08	1,500
10,170	New Jersey State Educational Facilities Authority, Series SG-148, Rev., VRDO, LIQ: Societe Generale, 3.19%, 03/06/08	10,170
30,000	New Jersey State Housing & Mortgage Finance Agency, Series V, Rev., VRDO, AMT, 3.05%, 03/03/08	30,000
	New Jersey State Turnpike Authority,
14,610	Series 2493, Rev., VRDO, AMBAC, 3.20%, 01/01/25	14,610
16,550	Series ROCS-RR-II-R-10162, Rev., VRDO, MBIA, LIQ: Citibank N.A., 4.39%, 03/06/08	16,550
	New Jersey Transportation Trust Fund Authority,
22,890	Series 963-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 6.98%, 03/06/08	22,890
8,748	Series 2427, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	8,748
18,430	Series 2494, Rev., VRDO, AMBAC, 3.20%, 12/15/23	18,430
14,855	Series 3472, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.20%, 12/15/21	14,855
8,381	Series 941-D, Rev., VRDO, FSA-CR, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	8,381
	New Jersey Transportation Trust Fund Authority, MERLOTS,
5,655	Series B-04, Rev., VRDO, MBIA, 3.40%, 03/05/08	5,655
10,635	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 3.50%, 03/05/08	10,635
	Puttable Floating Option Tax-Exempt Receipts,
39,145	Series 3987, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.20%, 12/15/22	39,145
13,550	Series 4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.20%, 09/01/24	13,550
10,035	Series 4426, Rev., VRDO, AMBAC, LIQ: Merrill Lynch, 3.30%, 12/15/17	10,035
318,200	State of New Jersey, TRAN, 4.50%, 06/24/08	319,089
23,000	Tobacco Settlement Financing Corp., Series 2153, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	23,000
		758,778
	New Mexico — 0.5%
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 3.25%, 03/03/08	1,000
10,248	Clipper Tax-Exempt Certificate Trust, Series 2005-15, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.28%, 03/06/08	10,248
6,375	New Mexico Finance Authority, Series RR-II-R-2118, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.74%, 03/06/08	6,375
	New Mexico Mortgage Finance Authority,
1,945	Series 1378, Rev., VRDO, GNMA/FNMA/FHLMC, 3.36%, 03/01/33	1,945
52,046	Series 56TP, Rev., VRDO, LIQ: Goldman Sachs, 3.25%, 03/06/08	52,046
75,000	State of New Mexico, TRAN, 4.50%, 06/30/08	75,186
		146,800
	New York — 9.6%
	ABN AMRO Munitops Certificate Trust,
24,795	Series 2002-19, Rev., VRDO, MBIA-IBC, 3.51%, 03/06/08	24,795
13,300	Series 2004-46, Rev., VRDO, FSA, 3.17%, 03/06/08	13,300
	Bank of New York Municipal Certificates Trust,
4,345	Rev., VRDO, 3.00%, 03/06/08	4,345
4,345	Rev., VRDO, 3.05%, 03/06/08	4,345
100,185	Rev., VRDO, LIQ: Bank of New York, 3.05%, 04/01/08	100,185
1,200	City of New York, Sub Series H-3, GO, VRDO, FSA, 3.10%, 03/03/08	1,200
14,850	Eagle Tax-Exempt Trust, Series 2000-3208, Class A, Rev., VRDO, MBIA, LIQ: Citibank N.A., 5.24%, 03/06/08	14,850
24,400	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	24,400
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
14,210	Series 2005-0002, Rev., VRDO, AMBAC, LOC: U.S. BANK N.A., LIQ: U.S. Bank N.A., 3.22%, 05/15/13	14,210
10,655	Series 2006-2028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/03/08	10,655
	Eclipse Funding Trust, Solar Eclipse, New York,
19,205	Series 2005-0005, Rev., VRDO, AMBAC, FSA, LIQ: U.S. Bank N.A., 3.79%, 03/03/08	19,205
11,500	Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	11,500
11,460	Series 2006-0112, Rev., VRDO, FSA-CR, LIQ: U.S. Bank N.A., 3.22%, 03/06/08 (e)	11,460

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
21,080	Series 2006-0159, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.70%, 06/05/08	21,080
	Lehman Municipal Trust Receipts, Various States,
15,000	Series F21W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.49%, 03/05/08	15,000
49,075	Series F33W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	49,075
10,450	Series F90W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.49%, 03/05/08	10,450
24,705	Series P29W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.34%, 03/05/08	24,705
23,095	Series P44W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.31%, 03/05/08	23,095
	Long Island Power Authority, Electric Systems,
14,200	Series 822-D, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 4.64%, 03/06/08	14,200
900	Series D, Rev., VRDO, FSA, 3.20%, 03/03/08	900
300	Sub Series 2B, Rev., VRDO, LOC: Bayerische Landesbank, 3.10%, 03/03/08	300
	Metropolitan Transportation Authority,
34,154	Series 823-D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	34,154
54,485	Series 848-D, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 10.66%, 03/06/08 (e)	54,485
10,015	Series A, Rev., FSA, 6.00%, 07/01/08 (p)	10,120
7,400	Series D-2, Rev., VRDO, FSA, 3.08%, 03/03/08	7,400
4,090	Series G, Rev., VRDO, LOC: BNP Paribas, 3.75%, 03/03/08	4,090
8,415	Series ROCS-RR-II-R-12131, Rev., VRDO, AMBAC, FSA-CR, LIQ: Bank of New York, 3.32%, 03/06/08	8,415
15,400	Sub Series E-1, Rev., VRDO, LOC: Fortis Bank N.V., 2.94%, 03/03/08	15,400
12,705	Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.95%, 03/03/08	12,705
59,405	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VRDO, FSA, 3.10%, 03/03/08	59,405
	Municipal Assistance Corp. for the City of New York,
5,000	Series O, Rev., 5.25%, 07/01/08	5,040
5,000	Series P, Rev., 5.00%, 07/01/08	5,036
	Municipal Security Trust Certificates,
14,245	Series 337, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08 (e)	14,245
1,300	Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.25%, 03/03/08 (e)	1,300
17,055	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	17,055
8,600	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	8,600
10,925	Series 2006-262, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	10,925
21,950	Series 2006-267, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	21,950
6,150	Series 9066, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	6,150
	Nassau Health Care Corp.,
8,100	Sub Series 2004-C1, Rev., VRDO, GTD, FSA, 3.08%, 03/03/08	8,100
6,800	Sub Series 2004-C3, Rev., VRDO, GTD, FSA, 2.99%, 03/03/08	6,800
	New York City,
50	Series PA-878, GO, VRDO, MBIA-IBC, 3.00%, 08/01/13	50
30,300	Sub Series A-2, GO, VRDO, LOC: Bank of American N.A., 2.85%, 03/03/08	30,300
15,950	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 2.82%, 03/03/08	15,950
11,000	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/03/08	11,000
100	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 3.05%, 03/03/08	100
3,010	Sub Series A-6, GO, VRDO, FSA, 3.05%, 03/03/08	3,010
5,100	Sub Series A-6, GO, VRDO, LOC: Helaba, 2.85%, 03/05/08	5,100
4,500	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden Wurttm, 2.88%, 03/03/08	4,500
15,750	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 2.82%, 03/05/08	15,750
15,000	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 3.00%, 03/05/08	15,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   49

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
12,050	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 2.85%, 03/05/08	12,050
7,200	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 2.88%, 03/05/08	7,200
17,550	Sub Series D-3, GO, VRDO, 2.95%, 12/01/32	17,550
150	Sub Series E-2, GO, VRDO, LOC: Bank of America N.A., 3.55%, 03/03/08	150
10,750	Sub Series E-3, GO, VRDO, LOC: Bank of America N.A., 3.32%, 03/06/08	10,750
30,000	Sub Series E-4, GO, VRDO, LOC: Bank of America N.A., 3.06%, 03/06/08	30,000
9,400	Sub Series G-2, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/05/08	9,400
31,110	Sub Series H-2, GO, VRDO, LOC: Bank of New York, 2.89%, 03/05/08	31,110
3,515	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/05/08	3,515
25,535	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.00%, 03/05/08	25,535
3,625	Sub Series H-4, GO, VRDO, LOC: Bank of New York, 3.10%, 03/03/08	3,625
8,705	Sub Series H-5, GO, VRDO, LOC: Dexia Credit Local, 2.82%, 03/05/08	8,705
3,785	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 3.10%, 03/03/08	3,785
2,550	Sub Series I-5, GO, VRDO, LOC: C.A. Public Employees Retirement, 3.40%, 03/03/08	2,550
22,400	New York City Capital Resources Corp., Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/03/08	22,400
7,825	New York City Municipal Water Finance Authority, Fiscal Year 2003, Sub Series C-1, Rev., VRDO, 3.05%, 03/03/08	7,825
2,700	New York City Housing Development Corp., 55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 2.87%, 03/03/08	2,700
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	10,300
17,810	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	17,810
12,800	New York City Housing Development Corp., La Casa De Sol, Series VA, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/03/08	12,800
25,000	New York City Housing Development Corp., Markham Gardens Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.10%, 03/03/08	25,000
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/05/08	4,300
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/03/08	3,070
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.15%, 03/05/08	15,000
3,320	New York City Housing Development Corp., Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 2.90%, 03/03/08	3,320
10,480	New York City Housing Development Corp., Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/03/08	10,480
12,930	New York City Housing Development Corp., West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 2.95%, 03/05/08	12,930
9,250	New York City Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	9,250
20,000	New York City IDA, Liberty Bonds, F.C. Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 2.85%, 03/06/08	20,000
18,550	New York City IDA, Liberty Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 03/03/08	18,550
400	New York City IDA, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 2.75%, 03/05/08	400
	New York City Municipal Finance Authority,
40,000	Series 1501, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	40,000
11,347	Series 1694, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	11,347
1,300	Sub Series F-1, Rev., VRDO, 3.00%, 03/15/08	1,300
240	Sub Series F-2, Rev., VRDO, 3.78%, 03/17/08	240
	New York City Municipal Water Finance Authority, 2nd Generation,
200	Class AA-3, Rev., VRDO, 3.12%, 03/06/08	200
1,400	Class CC-1, Rev., VRDO, 3.55%, 03/03/08	1,400
20,030	Series AA-1, Rev., VRDO, 3.40%, 03/03/08	20,030
10,500	Series AA-2, Rev., VRDO, 3.55%, 03/03/08	10,500

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
5,885	New York City Municipal Water Finance Authority, Water & Sewer Systems, Series 1076, Rev., VRDO, 3.26%, 06/15/32	5,885
18,555	New York City Municipal Water Finance Authority, Water & Sewer Systems, Fiscal Year 2003, Sub Series C-3, Rev., VRDO, 3.10%, 03/03/08	18,555
30,575	New York City Transitional Finance Authority, Sub Series 2-E, Rev., VRDO, LIQ: NYS Common Return Fund, 2.55%, 11/01/22	30,575
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 3.05%, 03/03/08	100
1,000	Series C, Rev., 5.00%, 05/01/08 (p)	1,014
4,450	Series C-5, Rev., VRDO, 4.00%, 03/03/08	4,450
	New York City Transitional Finance Authority, New York City Recovery,
3,960	Sub Series 1-A, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.82%, 03/05/08	3,960
140	Sub Series 3-B, Rev., VRDO, 3.91%, 03/03/08	140
10,760	Sub Series 3-C, Rev., VRDO, 2.55%, 11/01/22	10,760
14,535	Sub Series 3-D, Rev., VRDO, 2.55%, 11/01/22	14,535
1,200	Sub Series 3-H, Rev., VRDO, 4.00%, 03/03/08	1,200
1,100	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 4.65%, 03/03/08	1,100
	New York Local Government Assistance Corp.,
1,600	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 3.00%, 03/03/08	1,600
10,529	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.00%, 03/03/08	10,529
16,400	Series F, Rev., VRDO, LOC: Societe Generale, 2.86%, 03/03/08	16,400
7,600	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 2.88%, 03/03/08	7,600
10,300	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 3.19%, 04/01/08	10,300
12,350	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 3.00%, 03/03/08	12,350
	New York Liberty Development Corp.,
53,060	Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	53,060
50,000	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	50,000
	New York Mortgage Agency, Homeowner Mortgage,
30,275	Series 122, Rev., VRDO, AMT, 2.95%, 03/03/08	30,275
32,700	Series 125, Rev., VRDO, AMT, 3.32%, 03/03/08	32,700
10,400	Series 132, Rev., VRDO, AMT, 3.15%, 03/05/08	10,400
2,000	Series 135, Rev., VRDO, AMT, 3.10%, 03/03/08	2,000
7,300	Series 139, Rev., VRDO, AMT, 3.97%, 03/03/08	7,300
10,150	Series 144, Rev., VRDO, AMT, 3.10%, 03/03/08	10,150
12,100	Series 150, Rev., VRDO, AMT, 3.60%, 03/03/08	12,100
	New York State Dormitory Authority,
10,232	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	10,232
28,037	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	28,037
17,140	Series 3675, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.17%, 03/15/28	17,140
5,000	Series PA-449, Rev., VRDO, FSA, 4.50%, 01/15/09	5,000
	New York State Dormitory Authority, Mental Health Services,
25,980	Sub Series D-2B, Rev., VRDO, FSA, 3.15%, 03/03/08	25,980
22,845	Sub Series D-2E, Rev., VRDO, 3.08%, 03/03/08	22,845
16,500	Sub Series D-2H, Rev., VRDO, 3.08%, 03/03/08	16,500
6,000	New York State Energy Research & Development Authority, Series C-1, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/03/08	6,000
4,995	New York State Environmental Facilities Corp., Series 174, Rev., VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 4.50%, 06/15/11	4,995
31,054	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	31,054
	New York State Housing Finance Agency,
35,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	35,800
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.90%, 03/03/08	1,800
11,100	Series C, Rev., VRDO, LOC: Dexia Credit Local, 2.82%, 03/03/08	11,100
13,800	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.82%, 03/03/08	13,800
900	Sub Series H-3, GO, VRDO, FSA, 3.10%, 03/03/08	900
36,100	New York State Housing Finance Agency, 10 Liberty, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.85%, 03/03/08	36,100

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   51

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	New York — Continued
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/03/08	8,000
12,500	New York State Housing Finance Agency, 125 West 31st Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/05/08	12,500
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/03/08	4,100
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 3.10%, 03/03/08	4,200
12,500	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.97%, 03/03/08	12,500
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.97%, 03/03/08	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	3,200
5,900	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	5,900
28,700	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	28,700
16,800	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	16,800
33,170	New York State Housing Finance Agency, Kew Gardens Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	33,170
23,230	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.25%, 03/05/08	23,230
23,300	New York State Housing Finance Agency, Prospect Plaza Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 2.90%, 03/03/08	23,300
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 3.03%, 03/03/08	6,680
11,300	New York State Housing Finance Agency, Theater Row, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.90%, 03/03/08	11,300
13,250	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	13,250
	New York State Housing Finance Agency, Victory Housing,
15,005	Series 2000-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.90%, 03/05/08	15,005
10,000	Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.90%, 03/03/08	10,000
	New York State Housing Finance Agency, West 38 Street,
18,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/05/08	18,000
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	5,500
	New York State Thruway Authority,
64,835	Series 1611, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.14%, 03/06/08	64,835
35,980	Series ROCS-RR-II-R-12114, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.21%, 03/06/08	35,980
	New York State Urban Development Corp.,
4,453	Series 1703, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	4,453
15,200	Series ROCS-RR-II-R10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 3.23%, 03/06/08	15,200
26,335	New York State Urban Development Corp., Correctional Facilities Service Contract, Series C, Rev., AMBAC, 6.00%, 01/01/09 (p)	27,225
10,000	Niagara Falls City School District, High School Facility, COP, MBIA-IBC, 5.38%, 06/15/08 (p)	10,172
	Onondaga County IDA, Reference Solvay Paperboard Project,
4,000	Rev., VRDO, LOC: Citibank N.A., 2.95%, 03/03/08	4,000
13,400	Port Authority of New York & New Jersey, Series 1928, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	13,400
10,310	Tobacco Settlement Financing Authority, Series 1992, Rev., VRDO, AMBAC, 3.19%, 06/01/21	10,310
12,080	Triborough Bridge & Tunnel Authority, Series PA-1090, Rev., VRDO, MBIA-IBC, 3.26%, 01/01/12	12,080
10,000	Troy IDA, Rensselaer Polytechnic, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	10,000
25,893	Westchester County IDA, Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs, 3.24%, 03/06/08	25,893
		2,394,871

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	North Carolina — 2.5%
35,855	Charlotte-Mechlenburg, Hospital Authority, Series F, Rev., VRDO, FSA, 3.00%, 03/03/08	35,855
25,570	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 2.92%, 03/03/08	25,570
9,595	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 3.00%, 03/06/08	9,595
6,235	City of Charlotte, Transit Projects, Phase II-F, COP, VRDO, 2.92%, 03/03/08	6,235
8,405	City of Charlotte, Water & Sewer Systems, Series B, Rev., VRDO, 3.00%, 03/03/08	8,405
1,300	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 3.25%, 03/05/08	1,300
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VRDO, 2.90%, 03/05/08	22,690
5,000	City of Winston-Salem, Water & Sewer Systems, Series B, Rev., VRDO, 2.98%, 03/05/08	5,000
	Fayetteville Public Works Commission,
8,505	Rev., VRDO, FSA, 2.95%, 03/03/08	8,505
4,400	Series A, Rev., VRDO, FSA, 2.95%, 03/03/08	4,400
	Guilford County,
20,000	GO, VRDO, 2.85%, 03/03/08	20,000
33,780	Series B, GO, VRDO, 3.00%, 03/03/08	33,780
30,000	Series C, GO, VRDO, GTD, 2.85%, 03/05/08	30,000
	Mecklenburg County,
38,860	Series B, GO, VRDO, 3.33%, 03/03/08	38,860
5,000	Series C, GO, VRDO, LIQ: Bank of America N.A., 2.90%, 03/03/08	5,000
8,205	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	8,205
10,255	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.38%, 03/03/08	10,255
7,550	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/05/08	7,550
2,505	North Carolina Housing Finance Agency, Series 03-L44J, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity LLC, 3.55%, 03/05/08	2,505
4,950	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.05%, 03/03/08	4,950
	North Carolina Housing Finance Agency, Home Ownership,
12,470	Series 16-C, Rev., VRDO, LIQ: Bank of America N.A., 3.00%, 03/03/08	12,470
1,000	Series 17-C, Rev., VRDO, LIQ: Bank of America N.A., 3.00%, 03/03/08	1,000
2,500	Series TR-18C, Rev., VRDO, LIQ: Bank of America N.A., 3.00%, 03/03/08	2,500
5,705	North Carolina Medical Care Commission, Baptist Hospitals Project, Rev., VRDO, 2.65%, 03/05/08	5,705
	North Carolina Medical Care Commission, Duke University Health System,
48,550	Series B, Rev., VRDO, 2.97%, 03/03/08	48,550
30,650	Series C, Rev., VRDO, 2.97%, 03/03/08	30,650
7,100	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 2.98%, 03/05/08	7,100
23,815	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 03/03/08	23,815
2,200	North Carolina Medical Care Commission, Lincoln Health Systems Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.02%, 03/03/08	2,200
	North Carolina Medical Care Commission, Moses H. Cone Memorial Hospital Project,
10,200	Rev., VRDO, 2.95%, 03/03/08	10,200
42,300	Series A, Rev., VRDO, 3.16%, 03/03/08	42,300
15,000	North Carolina Medical Care Commission, Union Regulation Medical Center Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.00%, 03/03/08	15,000
14,800	North Carolina State University at Raleigh, Series B, Rev., VRDO, 2.92%, 03/03/08	14,800
5,560	State of North Carolina, Series D, GO, VRDO, 2.85%, 03/03/08	5,560
29,380	Town of Cary, Public Improvements, GO, VRDO, 2.96%, 03/03/08	29,380
	Union County,
16,500	Series A, GO, VRDO, 3.00%, 03/03/08	16,500
13,810	Series B, GO, VRDO, 3.32%, 03/03/08	13,810
19,280	University of North Carolina, Series C, Rev., VRDO, 2.90%, 03/03/08	19,280

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   53

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	University of North Carolina at Chapel Hill, University Hospital,
28,440	Series A, Rev., VRDO, 3.00%, 03/03/08	28,440
6,290	Series B, Rev., VRDO, 3.65%, 03/03/08	6,290
6,500	Wake County Industrial Facilities & Pollution Control Financing Authority, Rev., VRDO, LOC: Wachovia Bank N.A., 3.43%, 03/06/08	6,500
		630,710
	North Dakota — 0.2%
3,325	North Dakota State Housing Finance Agency, Series ROC-II-R-140, Rev., VRDO, LIQ: Citibank N.A., 3.27%, 03/06/08	3,325
	North Dakota State Housing Finance Agency, Home Mortgage,
9,490	Series A, Rev., VRDO, 3.06%, 03/05/08	9,490
9,205	Series B, Rev., VRDO, 3.06%, 03/05/08	9,205
21,280	Series C, Rev., VRDO, 3.06%, 03/05/08	21,280
		43,300
	Ohio — 1.9%
7,229	Bank of New York Municipal Certificates Trust, Rev., VRDO, GNMA COLL, 3.00%, 03/06/08	7,229
	Buckeye Tobacco Settlement Financing Authority,
29,933	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.26%, 03/06/08	29,933
37,625	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.26%, 03/06/08	37,625
6,245	Cincinnati City School District, Series ROCS-RR-II-R-4049, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	6,245
1,750	City of Cleveland, Series M, Rev., VRDO, FSA, 3.10%, 03/03/08	1,750
540	City of Westlake, Health Care Facilities Lutheran Home Project, Rev., VRDO, LOC: National City Bank, 3.12%, 03/03/08	540
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VRDO, LOC: Fifth Third Bank, 3.06%, 03/03/08	1,500
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 3.15%, 03/03/08	1,375
87,750	Cuyahoga County, Hospital, Series 263, Rev., VRDO, MBIA, LIQ: Bayerische Landesbank, 3.19%, 03/31/08	87,750
11,460	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	11,460
12,005	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.78%, 06/04/08	12,005
	Lehman Brothers Pooled Municipal Trust Receipts,
13,415	Series F8W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	13,415
22,550	Series F22W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	22,550
16,300	Montgomery County, Catholic Health, Series B-2, Rev., VRDO, 2.98%, 03/03/08	16,300
	Montgomery County, Kettering Health,
50,000	Series A, Rev., VRDO, FSA, 3.14%, 03/03/08	50,000
50,000	Series B, Rev., VRDO, FSA, 3.14%, 03/03/08	50,000
20,000	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VRDO, LOC: Keybank N.A., 3.00%, 03/03/08	20,000
2,135	Ohio Air Quality Development Authority, PCR, Ohio Edison Co., Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 4.15%, 03/03/08	2,135
	Ohio Housing Finance Agency, Residential Mortgage Backed,
14,500	Series B, Rev., VRDO, AMT, 3.05%, 03/03/08	14,500
20,000	Series F, Rev., VRDO, FNMA, GNMA, 2.91%, 03/03/08	20,000
95	Ohio Housing Finance Agency, Single Family Housing, Series ROCS-RR-II-R-812, Rev., VRDO, LIQ: Bayerische Landesbank, 3.27%, 03/03/08	95
3,400	Ohio State Water Development Authority, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 3.15%, 03/06/08	3,400
20,300	Ohio State Water Development Authority, First Energy Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 3.20%, 03/03/08	20,300
10,200	Ohio State Water Development Authority, Multimodal, Water Development Timken, Rev., VRDO, LOC: Northern Trust Co., 3.10%, 03/03/08	10,200
28,265	Puttable Floating Option Tax-Exempt Receipts, Series 513, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 4.06%, 10/01/30	28,265
7,755	State of Ohio, GO, VRDO, FSA, LIQ: Citibank N.A., 3.22%, 03/06/08	7,755

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Ohio — Continued
1,120	State of Ohio, BP Chemical, Inc. Project, Series 2002-BP, Rev., VRDO, 3.65%, 03/03/08	1,120
1,430	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 3.65%, 03/03/08	1,430
1,800	State of Ohio, Solid Waste, BP Products North America, Rev., VRDO, 3.65%, 03/03/08	1,800
		480,677
	Oklahoma — 0.2%
22,468	Clipper Tax-Exempt Trust, Series 2002-9, COP, VRDO, LIQ: State Street Bank & Trust Co., 3.31%, 03/06/08	22,468
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	10,490
6,500	Tulsa Industrial Authority, Justin Industries Project, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/06/08	6,500
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	14,665
		54,123
	Oregon — 1.2%
15,000	City of Portland, GO, TAN, 4.25%, 06/26/08	15,047
24,995	DFA Municipal Trust, Series 2008-1, Rev., VRDO, XLCA, LOC: Depfa Bank plc, 3.46%, 03/06/08	24,995
5,900	Oregon Health & Science University, OHSU Medical Group Project, Series A, Rev., VRDO, LOC: Bank of New York, 2.95%, 03/03/08	5,900
5,125	Oregon State Department of Administrative Services, State Lottery, Series PT-1394, Rev., VRDO, FSA, 3.31%, 04/01/18	5,125
	Oregon State Department of Transportation, Sub Lien,
40,000	Series B-2, Rev., VRDO, 3.00%, 03/03/08	40,000
33,600	Series B-2, Rev., VRDO, LIQ: Dexia Credit Local, 3.16%, 03/03/08	33,600
	Oregon State Housing & Community Services Department,
10,000	Series C, Rev., VRDO, AMT, 3.20%, 03/06/08	10,000
15,000	Series I, Rev., VRDO, AMT, 3.00%, 03/05/08	15,000
7,465	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 3.10%, 03/03/08	7,465
5,000	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series L, Rev., VRDO, 3.00%, 03/05/08	5,000
12,445	Portland Housing Authority, Housing Authority, Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, LOC: Wells Fargo Bank N.A., 3.14%, 03/03/08	12,445
	State of Oregon,
16,200	Series 73F, GO, VRDO, 3.00%, 03/03/08	16,200
80,000	Series A, GO, TAN, 4.50%, 06/30/08	80,223
4,195	Series MT-229, Rev., VRDO, 3.20%, 03/03/08	4,195
21,600	State of Oregon, Veterans Welfare, Series 83, GO, VRDO, 2.87%, 03/05/08	21,600
		296,795
	Other Territories — 2.1%
37,032	Clipper Tax-Exempt Certificate Trust, Multi-State, Series 2007-40, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.31%, 03/06/08	37,032
14,915	Deutsche Bank Spears/Lifers Trust Various States, Series DB-292, Rev., VRDO, LIQ: Deutsche Bank A.G., 3.20%, 02/15/27	14,915
	Lehman Municipal Trust Receipts, Various States,
9,760	Series 07-P13, Regulation D, Rev., VRDO, AMBAC, LIQ: Lehman Liquidity Co., 4.00%, 03/03/08	9,760
55,000	Series 119W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	55,000
30,975	Series F14W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	30,975
25,000	Series F17W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	25,000
24,170	Series P85W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	24,170
8,415	Series P112, Regulation D, Rev., VRDO, AMBAC, FSA, LIQ: Bank of New York, 4.10%, 03/03/08	8,415
13,500	Series P121, Regulation D, Rev., VRDO, FSA, MBIA, LIQ: Bank of New York, 4.15%, 03/03/08	13,500
17,910	Series P132, Regulation D, Rev., VRDO, AMBAC, FSA, LIQ: Bank of New York, 4.10%, 03/03/08	17,910
14,050	Series P134, Regulation D, Rev., VRDO, AMBAC, MBIA, LIQ: Bank of New York, 4.10%, 03/03/08	14,050

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   55

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Other Territories — Continued
134,220	Series P84W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	134,220
23,405	Series P89W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.10%, 03/03/08	23,405
8,045	Municipal Securities Pool Trust, Series SG-P-18, Rev., VRDO, LIQ: Societe Generale, 3.20%, 01/01/35	8,045
	Puttable Floating Option Tax-Exempt Receipts,
38,620	Series PPT-34, FHLMC, LIQ: FHLMC, 3.46%, 12/01/29	38,620
28,190	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 3.38%, 12/01/31	28,190
9,100	Sun America Trust, Various States, Series 2, Class A, Rev., VRDO, LIQ: FHLMC, 3.41%, 03/06/08	9,100
14,145	UBS Municipal Certificates, Various States, GO, VRDO, LIQ: BNP Paribas, 3.26%, 03/06/08	14,145
31,720	Wachovia Bank MERLOTS/Bruts Trust, Series ON1, Rev., VRDO, 3.36%, 03/06/08	31,720
		538,172
	Pennsylvania — 4.1%
21,210	ABN AMRO Munitops Certificate Trust, Series 2001-12, GO, VRDO, MBIA, 3.96%, 03/06/08	21,210
21,084	Allegheny County Hospital Development Authority, Pittsburgh Medical Center, Series B-1, Rev., VRDO, 3.30%, 03/03/08	21,084
4,040	Berks County IDA, Kutztown University Foundation Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.38%, 03/03/08	4,040
12,890	Bucks County IDA, Law School Admission Council, Rev., VRDO, LOC: Allied Irish Bank plc, 3.00%, 03/03/08	12,890
4,150	Chester County Health & Educational Facilities Authority, Barclay Friends Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.98%, 03/05/08	4,150
75,000	City of Philadelphia, Multimodal, Series B, GO, VRDO, FSA, 3.16%, 03/06/08	75,000
	City of Philadelphia, Water & Wastewater Systems,
10,000	Class A, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.25%, 03/06/08	10,000
36,775	Rev., VRDO, FSA, 2.95%, 03/03/08	36,775
57,520	Series B, Rev., VRDO, FSA, 2.95%, 03/03/08	57,520
50,000	Clipper Tax-Exempt Certificate Trust, Series 2007-30, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.26%, 03/06/08	50,000
13,885	Commonwealth of Pennsylvania, Series 2235, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	13,885
	Delaware Valley Regional Financial Authority,
18,300	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 2.85%, 03/03/08	18,300
17,375	Series B, Rev., VRDO, LOC: Bayerische Landesbank, 2.95%, 03/05/08	17,375
23,070	Easton Area School District, Series 1824, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	23,070
11,600	Emmaus General Authority, Loan Project, Series A, Rev., VRDO, FSA, 3.19%, 03/06/08	11,600
	Lehman Municipal Trust Receipts, Various States,
60,000	Series F2W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	60,000
11,525	Series F5W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	11,525
3,700	Series FC17, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.60%, 03/05/08	3,700
5,510	Series FC18, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.60%, 03/05/08	5,510
13,330	Montgomery County IDA, PCR, Exelon Corp., Rev., VRDO, LOC: Wachovia Bank N.A., 2.96%, 03/03/08	13,330
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manor Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.94%, 03/06/08	4,710
1,900	Series T-2, Rev., VRDO, LIQ: FNMA, 2.94%, 03/06/08	1,900
10,000	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.94%, 03/06/08	10,000
13,750	Municipal Securities Trust Certificates, Series 7031, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	13,750
6,110	New Garden General Authority, Series II, Rev., VRDO, FSA, 3.10%, 03/03/08	6,110
6,400	North Wales Water Authority, Rev., VRDO, FSA, 3.10%, 03/03/08	6,400
2,500	Norwin School District, MERLOTS, Series D25, GO, VRDO, FSA, 3.35%, 03/05/08	2,500
36,215	Octorara Area School District, GO, VRDO, FSA, 3.18%, 03/03/08	36,215

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Pennsylvania — Continued
7,165	Pennsylvania Convention Center Authority, Series ROCS-RR-II-R-10189, Rev., VRDO, FGIC, LIQ: Citibank N.A., 5.35%, 03/06/08	7,165
45,325	Pennsylvania Economic Development Financing Authority, Series ROCS-RR-II-R-10049CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	45,325
11,510	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.80%, 03/03/08	11,510
2,470	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.04%, 03/05/08	2,470
21,325	Pennsylvania Higher Educational Facilities Authority, Series MT-042, Rev., VRDO, 3.36%, 07/01/09	21,325
3,700	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 2.94%, 03/03/08	3,700
28,880	Pennsylvania Housing Finance Agency, Rev., VRDO, AMT, 3.00%, 03/03/08	28,880
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
15,300	Series 83-B, Rev., VRDO, AMT, 3.00%, 03/03/08	15,300
13,045	Series 85-B, Rev., VRDO, 3.00%, 03/03/08	13,045
17,000	Series 85-C, Rev., VRDO, 3.00%, 03/03/08	17,000
12,700	Series 86-B, Rev., VRDO, 3.00%, 03/03/08	12,700
40,495	Series 87-B, Rev., VRDO, AMT, 3.04%, 03/03/08	40,495
2,000	Series 87-C, Rev., VRDO, AMT, 3.04%, 03/03/08	2,000
1,820	Series 90-C, Rev., VRDO, AMT, 3.02%, 03/03/08	1,820
26,600	Series 91-B, Rev., VRDO, AMT, 3.00%, 03/03/08	26,600
	Pennsylvania Turnpike Commission,
12,300	Series A-3, Rev., VRDO, 3.20%, 03/03/08	12,300
4,100	Series B, Rev., VRDO, 3.16%, 03/03/08	4,100
39,000	Philadelphia School District, Series A, TRAN, GO, LOC: Bank of America N.A., 4.50%, 06/27/08	39,095
20,000	Pittsburgh & Allegheny County Sports & Exhibition Authority, Series A, Rev., VRDO, FSA, 3.08%, 03/03/08	20,000
19,005	Pittsburgh Urban Redevelopment Authority, Series 996, Rev., VRDO, 3.31%, 04/01/08	19,005
	Puttable Floating Option Tax-Exempt Receipts,
20,000	Series 548, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 3.19%, 11/15/10	20,000
16,770	Series 4117, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.19%, 11/01/17	16,770
20,000	RBC Municipal Products, Inc. Trust, Series C-5, Rev., VRDO, LIQ: Royal Bank of Canada, 3.22%, 03/03/08	20,000
30,000	UBS Municipal Certificates, Various States, Rev., VRDO, LIQ: Landesbank Hessen-Thueringen, 2.15%, 03/06/08	30,000
	University of Pittsburgh, University Capital Project,
16,000	Series B, Rev., VRDO, 2.85%, 03/03/08	16,000
6,000	Series C, Rev., VRDO, 2.92%, 03/03/08	6,000
6,500	Series C, Rev., VRDO, 3.23%, 03/03/08	6,500
	University of Pittsburgh, University Capital Project, Commonwealth System of Higher Education,
15,000	Series B, Rev., VRDO, 2.85%, 03/03/08	15,000
10,000	Washington County Hospital Authority, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.18%, 03/03/08	10,000
3,700	York General Authority, Pooled Financing, Harrisburg Parking Facilities Improvements, Sub Series 96-C, Rev., VRDO, FSA, 3.38%, 03/03/08	3,700
		1,040,354
	Puerto Rico — 1.3%
19,000	Commonwealth of Puerto Rico, TRAN, VRDO, 4.25%, 07/30/08	19,065
116,600	Government Development Bank for Puerto Rico, Rev., VRDO, MBIA, 3.75%, 04/01/08	116,600
	Lehman Municipal Trust Receipts, Various States,
14,850	Series 07, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.31%, 03/06/08	14,850
20,000	Series FC8, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	20,000
4,600	Series P8W, Regulation D, GO, VRDO, Assured GTY, LIQ: Lehman Liquidity Co., 3.40%, 03/05/08	4,600
36,000	Puerto Rico Aqueduct & Sewer Authority, Series ROCS-RR-II-R-10001CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	36,000
20,000	Puerto Rico Electric Power Authority, Series ROCS RR II R-11001CE, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	20,000

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   57

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Puerto Rico — Continued
44,360	Puerto Rico Public Finance Corp., Commonwealth App, Series 705 D, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.17%, 03/06/08	44,360
	Puerto Rico Sales Tax Financing Corp.,
25,750	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	25,750
13,880	Series 2339, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 4.62%, 03/06/08	13,880
14,665	Puttable Floating Option Tax-Exempt Receipts, Series 269, Rev., VRDO, AMBAC, LIQ: Merrill Lynch, 4.70%, 08/01/54	14,665
		329,770
	Rhode Island — 0.5%
4,745	Rhode Island Clean Water Finance Agency, PCR, Series PT-1535, Rev., VRDO, 3.31%, 10/01/22	4,745
6,600	Rhode Island Health & Educational Building Corp., Health Facilities, Home & Hospice, Rev., VRDO, LOC: Citizens Bank, 3.10%, 03/03/08	6,600
37,740	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 3.10%, 03/03/08	37,740
5,600	Rhode Island Health & Educational Building Corp., Hospital Financing, Newport Hospital, Rev., VRDO, LOC: Fleet National Bank, 3.00%, 03/03/08	5,600
2,270	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 3.00%, 03/03/08	2,270
4,550	Rhode Island Industrial Facilities Corp., Marine Terminal, Exxon-Mobil Project, Rev., VRDO, 3.75%, 03/03/08	4,550
	Rhode Island State & Providence Plantations,
45,000	GO, 3.75%, 06/30/08	45,113
9,000	Series 720, GO, VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	9,000
3,330	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series B, GO, VRDO, 2.96%, 03/03/08	3,330
		118,948
	South Carolina — 1.0%
29,285	Charleston County School District Development Corp., GO, VRDO, 4.25%, 03/01/08	29,285
3,000	Cherokee County, IDB, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 3.02%, 03/03/08	3,000
14,950	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.81%, 12/01/14	14,950
	Greenville County School District,
24,860	Series 982, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08 (p)	24,860
26,205	Series A, GO, 4.00%, 06/02/08	26,316
14,445	Series C, GO, 4.00%, 06/02/08	14,470
20,425	Lehman Municipal Trust Receipts, Various States, Series F24W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	20,425
15,805	Puttable Floating Option Tax-Exempt Receipts, Series 4462, Rev., VRDO, LIQ: Merrill Lynch, 3.31%, 11/01/09	15,805
1,100	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 3.05%, 03/03/08	1,100
600	South Carolina Jobs & EDA, Concept Packaging Group Project, Rev., VRDO, LOC: Bank of America N.A., 3.15%, 03/03/08	600
2,290	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 3.05%, 03/03/08	2,290
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/03/08	4,600
4,875	South Carolina Jobs & EDA, Thompson Steel Co., Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	4,875
1,450	South Carolina Jobs & EDA, Valley Proteins, Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 3.45%, 03/06/08	1,450
5,175	South Carolina State Public Service Authority, Series PT-1525, Rev., VRDO, FSA, 3.20%, 01/01/17	5,175
	South Carolina Transportation Infrastructure Bank,
14,715	Series 1821, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	14,715

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	South Carolina — Continued
25,925	Series 2419, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	25,925
12,620	Series 2304, Rev., VRDO, AMBAC, 4.36%, 04/01/12	12,620
15,350	Series 2306, Rev., VRDO, AMBAC, 4.50%, 10/01/24	15,350
12,915	Series 2419, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	12,915
		250,726
	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, 3.10%, 03/03/08	19,200
5,000	Series F, Rev., VRDO, 3.20%, 03/03/08	5,000
5,000	Series G, Rev., VRDO, 3.05%, 03/03/08	5,000
		29,200
	Tennessee — 1.8%
5,000	ABN AMRO Munitops Certificate Trust, Series 2002-25, GO, VRDO, MBIA, 3.51%, 03/06/08	5,000
	Blount County Public Building Authority, Local Government Public Improvement,
16,550	Series A-4-A, Rev., VRDO, 3.55%, 03/03/08	16,550
74,800	Series D-3-A, Rev., VRDO, GTD, 3.55%, 03/03/08	74,800
8,860	City of Memphis, Series RR-II-6033, GO, VRDO, MBIA, LIQ: Citibank Financial Products, 4.55%, 03/06/08	8,860
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund,
6,345	Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	6,345
23,925	Rev., VRDO, LOC: Bank of America N.A., 3.65%, 03/03/08	23,925
13,280	Jackson Energy Authority, Rev., VRDO, FSA, 3.00%, 03/03/08	13,280
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/06/08	3,000
	Lehman Municipal Trust Receipts, Various States,
31,000	Series F6, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	31,000
45,995	Series P10, Regulation D, Rev., VRDO, MBIA-IBC, LIQ: Lehman Liquidity Co., 4.32%, 03/05/08	45,995
18,990	Memphis Center City Revenue Finance Corp., Series PT-1220, Rev., VRDO, 3.33%, 11/06/29 (e)	18,990
14,475	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Project,, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.00%, 03/03/08	14,475
35,000	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health & Educational Facilities Board, Rev., VRDO, 3.00%, 03/03/08	35,000
7,600	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Belmont University Project, Rev., VRDO, LOC: Suntrust Bank, 3.24%, 03/03/08	7,600
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
21,005	Series A-2, Rev., VRDO, 2.90%, 03/03/08	21,005
13,810	Series B, Rev., VRDO, 3.15%, 03/03/08	13,810
2,895	Metropolitan Government Nashville & Davidson County, IDB, L&S LLC Project, Rev., VRDO, LOC: Bank of New York, 3.05%, 03/06/08	2,895
15,000	Metropolitan Government Nashville & Davidson County, IDB, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/06/08	15,000
11,500	Metropolitan Government Nashville & Davidson County, Multifamily Housing, Retreat Dry, Rev., VRDO, LOC: Citibank N.A., 3.10%, 03/03/08	11,500
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
9,625	Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	9,625
44,630	Rev., VRDO, LOC: Bank of America N.A., 3.65%, 03/03/08	44,630
12,275	Sevier County Public Building Authority, Local Government Public Improvement, Series VI-B-1, Rev., VRDO, 3.55%, 03/03/08	12,275
4,905	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Series PA-1277, Rev., VRDO, LOC: Bank of America N.A., 3.16%, 03/03/08	4,905
		440,465

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   59

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — 9.4%
	ABN AMRO Munitops Certificate Trust,
13,280	Series 2000-10, VRDO, MBIA, 3.51%, 03/06/08 (e)	13,280
5,500	Series 2002-16, GO, VRDO, PSF-GTD, 3.19%, 03/06/08 (e)	5,500
17,180	Series 2003-25, GO, VRDO, AMBAC, 3.61%, 03/06/08	17,180
17,990	Series 2005-45, Rev., VRDO, 3.19%, 03/06/08	17,990
9,945	Series 2006-54, GO, VRDO, PSF-GTD, 3.19%, 03/06/08	9,945
6,192	Series 2006-77, GO, VRDO, PSF-GTD, 3.19%, 03/06/08	6,192
19,010	Series 2007-14, GO, VRDO, MBIA, 3.51%, 03/06/08	19,010
10,535	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank A.G., 3.20%, 09/01/32	10,535
37,480	Aldine Independent School District, School Buildings, GO, VRDO, PSF-GTD, 3.75%, 06/16/08	37,480
28,495	Austin Trust Various States, Series 2007-334, Rev., VRDO, LIQ: Bank of America N.A., 3.19%, 03/06/08	28,495
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/05/08	9,100
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 3.06%, 03/05/08	1,200
12,900	Capital Area Housing Finance Corp., Series ROCS-RR-II-R-773CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.34%, 03/06/08	12,900
24,440	City of Austin, Water & Wastewater, MERLOTS, Series LLL, Rev., VRDO, MBIA, 3.40%, 03/05/08	24,440
20,000	City of Dallas, Refinancing & Improvement, GO, 4.00%, 02/15/09	20,301
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, FSA, LIQ: Societe Generale, 3.22%, 03/06/08	17,500
35,000	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, 3.05%, 03/03/08	35,000
78,900	City of Katy, Independent School District, CSH Building, Series C, GO, VRDO, PSF-GTD, 3.16%, 03/03/08	78,900
11,100	City of Richardson, Refinancing & Improvement, GO, VRDO, 3.78%, 06/16/08	11,100
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 3.20%, 02/01/19 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 3.20%, 02/01/19 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 3.28%, 03/03/08	11,000
3,000	City of San Antonio, Municipal Drainage Utilities, Series 1089, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.66%, 03/06/08	3,000
6,435	City of San Antonio, Water, Series SG-159, Rev., VRDO, FSA, 3.22%, 03/06/08	6,435
8,719	Collin County Housing Finance Corp., Multi-Family Housing, Preston Bend Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	8,719
19,040	Crawford Education Facilities Corp., Higher Education, Southwestern University Project, Series B, Rev., VRDO, 2.92%, 03/03/08	19,040
14,480	Cypress-Fairbanks Independent School District, Series PZ-203, GO, VRDO, MBIA, PSF-GTD, LIQ: Wells Fargo Bank N.A., 3.20%, 02/15/15	14,480
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Flight Safety Project, Rev., VRDO, 3.40%, 03/03/08	5,000
25,105	Deutsche Bank Spears/Lifers Trust Various States, Series DB-456, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 3.26%, 03/06/08	25,105
26,740	Eclipse Funding Trust, Solar Eclipse, Browns, Series 2006-0068, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.20%, 09/01/15	26,740
11,105	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	11,105
11,805	Eclipse Funding Trust, Solar Eclipse, Harris, Series 2006-0040, Rev., VRDO, FGIC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	11,805
16,050	Eclipse Funding Trust, Solar Eclipse, Houston Series 2007-0033, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.26%, 03/06/08	16,050
9,940	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	9,940

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
5,610	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, MBIA-IBC, PSF-GTD, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	5,610
10,500	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	10,500
24,419	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	24,419
19,805	Goose Creek Consolidated Independent School District, Series 3426, GO, VRDO, PSF-GTD, 3.20%, 02/15/16	19,805
5,000	Greater East Texas Higher Education Authority, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.35%, 03/03/08	5,000
	Greater Texas Student Loan Corp.,
39,350	Series A, Rev., VRDO, LOC: State Street Bank & Trust Co., 3.35%, 03/03/08	39,350
	Gulf Coast Waste Disposal Authority, ExxonMobil Project,
12,600	Rev., VRDO, 3.65%, 03/03/08	12,600
100	Rev., VRDO, 3.95%, 03/03/08	100
1,700	Series B, Rev., VRDO, 3.95%, 03/03/08	1,700
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 2.82%, 03/05/08	5,000
	Harris County,
10,500	Series 2007-0078, Class A, Rev., VRDO, MBIA, LIQ: Banco Bilboa Vizcaya, 5.23%, 03/06/08	10,500
11,150	Series 2423, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	11,150
2,885	Series ROCS-RR-II-R-1029, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.24%, 03/06/08	2,885
9,555	Harris County Health Facilities Development Authority, Series PT-2350, Rev., VRDO, 3.17%, 07/01/27	9,555
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	13,600
12,800	Harris County Housing Finance Corp., Multi-Family Housing, Floating Rate Trust Receipts, Series 3-D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	12,800
3,400	Harris County IDC, ExxonMobil Project, Rev., VRDO, 3.19%, 03/03/08	3,400
4,600	Hays Memorial Health Facilities Development Corp., Central Texas Medical Center Project, Series A, Rev., VRDO, LOC: Suntrust Bank N.A., 3.00%, 03/06/08	4,600
29,245	Houston Higher Education Finance Corp., Floating Rate Receipts, Series SG-139, Rev., VRDO, 3.20%, 11/15/09	29,245
28,620	Houston Independent School District, Series ROCS-RR-II-R-408, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 3.19%, 03/06/08	28,620
22,775	Lamar Consolidated Independent School District, School House, GO, VRDO, PSF-GTD, 3.75%, 09/08/08	22,775
5,675	Leander Independent School District, Series ROCS-RR-II-R-2143, GO, VRDO, PSF-GTD, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	5,675
	Lehman Municipal Trust Receipts
15,750	Series F-18W, Regulation D, GO, VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	15,750
37,075	Series F-44W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	37,075
17,000	Lewisville Independent School District, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 2.82%, 03/05/08 (e)	17,000
29,625	Lower Colorado River Authority, Series PA-590, Rev., VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.20%, 05/15/09	29,625
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
4,500	Series A, Rev., VRDO, 3.75%, 03/03/08	4,500
300	Series A-2, Rev., VRDO, 3.75%, 03/03/08	300
4,500	Series B, Rev., VRDO, 3.95%, 03/03/08	4,500
3,455	Sub Series B-4, Rev., VRDO, 3.95%, 03/03/08	3,455
20,070	Lufkin Health Facilities Development Corp., Memorial Health System East Texas, Rev., VRDO, LOC: Wachovia Bank N.A., 3.45%, 03/03/08	20,070
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 2.82%, 03/05/08 (e)	5,455
5,290	Mission Consolidated Independent School District, Municipal Securities Trust Receipts, Series SGA-105, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 2.82%, 03/05/08	5,290

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   61

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
	Municipal Securities Trust Certificates,
210	Series 272, Class A, GO, VRDO, PSF-GTD, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	210
6,665	Series 7053, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08 (e)	6,665
7,500	Series 7062, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08 (e)	7,500
27,625	Munitops II, Series 2007-33, GO, VRDO, MBIA, 3.51%, 03/06/08	27,625
17,050	New Caney Independent School District, Floating Rate Certificates, Series SG-142, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.22%, 03/06/08	17,050
7,790	North Central Texas Health Facility Development Corp., Series PT-1411, Rev., VRDO, AMBAC, 3.31%, 08/15/19	7,790
20,000	North East Independent School District, Floater Certificates, Series SG-143, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 3.22%, 03/06/08	20,000
	North Texas Higher Education Authority,
15,680	Series A, Rev., VRDO, LOC: Bank of America N.A., GTD, 3.10%, 03/03/08	15,680
10,000	Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 3.10%, 03/03/08	10,000
14,185	Odessa, MERLOTS, Series D-50, GO, VRDO, MBIA, 3.40%, 03/05/08	14,185
17,600	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 3.16%, 03/03/08	17,600
11,735	Pharr San Juan Alamo Independent School District, Municipal Securities Trust Receipts, Series SGA-101, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 2.82%, 03/05/08	11,735
	Puttable Floating Option Tax-Exempt Receipts,
11,190	Series PA-1500, Rev., VRDO, GNMA COLL, LIQ: Merrill Lynch Capital Services, 3.31%, 10/20/16	11,190
9,320	Series PT- 3974, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 3.20%, 03/03/08	9,320
10,080	Round Rock Independent School District, Series ROCS-RR-II-R-10145, GO, VRDO, PSF-GTD, LIQ: Citibank N.A., 3.19%, 03/06/08	10,080
13,115	San Antonio Housing Finance Corp., Series ROCS-RR-II-R-13022CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	13,115
9,300	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.05%, 03/05/08	9,300
	State of Texas,
17,080	Series PT-3670, GO, VRDO, FGIC, 3.33%, 04/01/17	17,080
374,500	GO, TAN, 4.50%, 08/28/08	375,946
	State of Texas, College Student Loan,
2,460	GO, VRDO, 3.75%, 08/01/08	2,475
36,545	GO, VRDO, 3.75%, 08/01/08	36,545
	State of Texas, EAGLE,
20,000	Series 2007-0082, Class A, GO, VRDO, LIQ: Bayerische Landesbank, 3.18%, 03/06/08	20,000
50,000	Series 2007-0090, Class A, GO, VRDO, LIQ: DZ Bank AG Deutsche, 3.18%, 03/06/08	50,000
	State of Texas, Veterans Housing Assistance Fund,
19,770	Series II-A, GO, VRDO, 3.00%, 03/03/08	19,770
7,735	Series II-A, GO, VRDO, 3.05%, 03/03/08	7,735
29,940	Series II-A, GO, VRDO, LIQ: Dexia Credit Local, 2.84%, 04/01/08	29,940
13,555	Series II-B, GO, VRDO, 3.00%, 03/03/08	13,555
19,690	Series II-B, GO, VRDO, VA GTD, 3.00%, 03/03/08	19,690
7,400	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 3.38%, 03/03/08	7,400
14,030	Strategic Housing Finance Corp., Series ROCS-RR-II-R-700CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.31%, 03/06/08	14,030
8,065	Tarrant County Housing Finance Corp., Series ROCS RR II R-11204, Rev., VRDO, GNMA COLL, LIQ: Citibank N.A., 3.27%, 03/06/08	8,065
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 2.99%, 03/05/08	8,700
14,250	Texas Department of Housing & Community Affairs, Lancaster Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	14,250
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	5,000
10,150	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.10%, 03/03/08	10,150

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Texas — Continued
1,060	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.06%, 03/03/08	1,060
50,000	Texas Department of Housing & Community Affairs, Single Family Housing, Series A, Rev., AMT, GNMA/FNMA/FHLMC, VRDO, 3.20%, 03/03/08	50,000
10,100	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series B, Rev., VRDO, AMT, FSA, 3.15%, 03/03/08	10,100
8,000	Texas Department of Housing & Community Affairs, Terraces Cibolo, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	8,000
	Texas Municipal Gas Acquisition & Supply Corp. I,
304,000	Series 2131, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.33%, 03/06/08	304,000
29,995	Series PT-3785, Rev., VRDO, 3.86%, 12/15/26	29,995
31,965	Texas Municipal Gas Acquisition & Supply Corp. II, Series 2130, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.33%, 03/06/08	31,965
26,265	Texas Small Business Industrial Development Corp., Public Facilities Capital Access Rev., VRDO, LOC: Bank of America N.A., 3.28%, 03/05/08	26,265
7,875	Texas State Affordable Housing Corp., Series ROCS RR II R-10234, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citigroup Financial Products, 3.27%, 03/06/08	7,875
5,465	Trinity River Authority, Series ROCS-RR-II-R-2006, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.49%, 03/06/08	5,465
23,650	Tyler Health Facilities Development Corp., Mother Frances Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	23,650
		2,362,522
	Utah — 0.6%
15,000	Municipal Security Trust Certificates, Series 2007-340, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	15,000
	Utah Housing Corp., Single Family Mortgage,
31,560	Series 2, Rev., VRDO, 3.38%, 03/03/08	31,560
12,000	Series B-1, Rev., VRDO, LIQ: Depfa Bank plc, 3.35%, 03/05/08	12,000
12,490	Series E, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.35%, 03/05/08	12,490
6,840	Series E-1, Class I, Rev., VRDO, 3.35%, 03/05/08	6,840
7,355	Series F, Class I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.35%, 03/05/08	7,355
14,000	Series G-1, Class I, Rev., VRDO, 3.35%, 03/05/08	14,000
13,830	Series I, Rev., VRDO, LIQ: Bayerische Landesbank, 3.35%, 03/05/08	13,830
	Utah Housing Finance Agency, Single Family Mortgage,
4,300	Series C-1, Class I, Rev., VRDO, AMBAC, 3.35%, 03/05/08	4,300
6,510	Series D-1, Rev., VRDO, 3.35%, 03/05/08	6,510
6,705	Series E-1, Rev., VRDO, AMT, LIQ: Bayerische Landesbank, 3.35%, 03/05/08	6,705
4,935	Series F-2, Class I, Rev., VRDO, 3.35%, 03/05/08	4,935
14,760	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	14,760
6,000	Weber County, IHC Health Services, Series A, Rev., VRDO, 3.15%, 03/03/08	6,000
		156,285
	Vermont — 0.2%
6,805	Vermont Educational & Health Buildings Financing Agency, St Johnsbury Academy Project, Rev., VRDO, LOC: Allied Irish Bank plc, 2.90%, 03/06/08	6,805
	Vermont Housing Finance Agency, Single Family,
11,200	Series 22, Rev., VRDO, AMT, FSA, 3.10%, 03/03/08	11,200
10,010	Series 21A, Rev., VRDO, AMT, FSA, 3.10%, 03/03/08	10,010
12,945	Series 25A, Rev., VRDO, AMT, FSA, 3.10%, 03/03/08	12,945
		40,960
	Virginia — 1.2%
8,000	Chesapeake Hospital Authority, Hospital Facilities, Chesapeake General Hospital, Series A, Rev., VRDO, LOC: Suntrust Bank, 3.25%, 03/03/08	8,000
7,545	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/03/08	7,545
17,955	Clipper Tax-Exempt Certificate Trust, Series 2005-38, Rev., VRDO, 3.18%, 03/06/08	17,955

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   63

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Virginia — Continued
8,000	Eagle Tax Exempt Trust, Weekly Options Mode, Series 984601, Rev., VRDO, MBIA, LIQ: Citibank N.A., 6.25%, 03/06/08	8,000
	Fairfax County IDA, Inova Health System Project,
20,800	Series A-1, Rev., VRDO, 2.85%, 03/03/08	20,800
46,810	Series C-2, Rev., VRDO, 2.85%, 03/03/08	46,810
9,000	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	9,000
	Lehman Municipal Trust Receipts, Various States,
10,325	Series F-4, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	10,325
13,375	Series F-89W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	13,375
	Loudoun County IDA, Howard Hughes Medical,
31,405	Series C, Rev., VRDO, 3.25%, 03/03/08	31,405
21,905	Series D, Rev., VRDO, 3.25%, 03/03/08	21,905
11,060	Municipal Securities Trust Certificates, Series 2001-130, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 3.40%, 03/05/08 (e)	11,060
41,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-446, Rev., VRDO, LIQ: Bayerische Landesbank, 3.21%, 07/01/15	41,995
5,000	University of Virginia, Series 2006-0017, Class A, Rev., VRDO, LIQ: Citibank N.A., 3.20%, 03/06/08	5,000
5,591	Virginia Commonwealth Transportation Board, Series 727, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.16%, 03/06/08 (e)	5,590
23,590	Virginia Commonwealth Transportation Board, Floating Rate Receipts, Series SG-137, Rev., VRDO, LIQ: Societe Generale, 3.18%, 05/15/09	23,590
13,300	Virginia Public Building Authority, Series D, Rev., VRDO, 3.00%, 03/03/08	13,300
4,860	Virginia Public School Authority, Series ROCS-RR-II-R-4050, Rev., VRDO, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	4,860
5,415	Virginia Resources Authority, Infrastructure, Series ROCS-RR-II-R-249, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	5,415
		305,930
	Washington — 2.0%
	ABN AMRO Munitops Certificate Trust,
10,750	Series 2004-8, GO, VRDO, AMBAC, 3.61%, 03/06/08	10,750
28,555	Series 2004-13, GO, VRDO, AMBAC, 3.61%, 03/06/08	28,555
12,810	Series 2006-52, Rev., VRDO, FGIC, 4.00%, 03/06/08	12,810
19,885	City of Seattle, Drain & Wastewater Utilities, Municipal Securities Trust Receipts, Series SG-135, Rev., VRDO, MBIA, LIQ: Societe Generale, 3.20%, 11/01/09	19,885
11,720	City of Seattle, Municipal Light & Power, Series PT-1421, Rev., VRDO, FSA, 3.20%, 03/01/17	11,720
13,200	City of Seattle, Municipal Light & Power, Municipal Securities Trust Receipts, Series SGA-96, Rev., VRDO, MBIA, LIQ: Societe Generale, 3.40%, 03/03/08	13,200
4,000	City of Seattle, Municipal Light & Power Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 2.82%, 03/05/08	4,000
18,825	City of Tacoma, Water Supply Systems, MERLOTS, Series 2003-B05, Rev., VRDO, MBIA, 3.40%, 03/05/08	18,825
11,385	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.20%, 03/01/15	11,385
	Eclipse Funding Trust, Solar Eclipse, Washington,
15,545	Series 2005-0001, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.65%, 09/20/08	15,545
11,000	Series 2006-0009, GO, VRDO, FSA, LIQ: U.S. Bank N.A., 3.20%, 03/06/08	11,000
6,995	Energy Northwest Electric, Series PT-734, Rev., VRDO, MBIA, 3.20%, 07/01/17	6,995
8,380	Grant County Public Utility District No. 2 Priest Rapids, Series ROCS-RR-II-R-4088, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	8,380
	King County, Sewer,
12,000	Series 1200, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	12,000
5,235	Series ROCS-RR-II-R-1028, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	5,235
	Lehman Municipal Trust Receipts, Various States,
12,125	Series F-26W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 4.27%, 03/03/08	12,125
31,250	Series K-102W, Regulation D, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.32%, 03/05/08	31,250

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Washington — Continued
21,690	Series P-98W, Regulation D, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Lehman Liquidity Co., 3.47%, 06/01/17	21,690
15,365	Port of Seattle, Series 2311, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	15,365
8,000	Port of Seattle, Sub Lien, Rev., VRDO, AMT, LOC: Fortis Bank N.V.., 3.10%, 03/05/08	8,000
10,000	Puttable Floating Option Tax-Exempt Receipts, Series MT-453, Rev., VRDO, MBIA, LIQ: KBC Bank N.V., 3.33%, 12/01/19	10,000
945	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 3.25%, 03/05/08	945
9,790	Skagit County Public Hospital District No. 1, Series ROCS-RR-II-R-2126, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	9,790
6,015	Skagit County Public Hospital District No. 2, Series PT-2410, GO, VRDO, MBIA, 4.31%, 12/01/14	6,015
11,800	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America, 2.90%, 03/05/08	11,800
3,900	Snohomish County Public Utility District No 1, Series A-2, Rev., VRDO, FSA, 2.95%, 03/03/08	3,900
16,600	Snohomish County Public Utility District No.1, Generation Systems, Series A, Rev., VRDO, FSA, 2.95%, 03/03/08	16,600
2,700	State of Washington, MERLOTS, Series D-31, GO, VRDO, 3.35%, 03/05/08	2,700
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Series C, Rev., VRDO, LOC: U.S. Bank N.A., 3.17%, 03/03/08	5,000
4,000	Washington Health Care Facilities Authority, Swedish Health Services, Rev., VRDO, LOC: Citibank N.A., 3.08%, 03/03/08	4,000
	Washington State Housing Finance Commission,
26,730	Series ROCS-RR-II-R-13023CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	26,730
44,695	Series ROCS-RR-II-R-13024CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.49%, 03/06/08	44,695
13,600	Washington State Housing Finance Commission, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	13,600
29,240	Washington State Housing Finance Commission, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/06/08	29,240
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A, 2.53%, 03/03/08	2,545
2,780	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 2.25%, 03/03/08	2,780
4,440	Washington State Housing Finance Commission, Woodland Retirement Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.94%, 03/03/08	4,440
	Washington State Housing Finance Commission, YMCA Snohomish County Project,
25,000	Rev., VRDO, LOC: Bank of America N.A., 3.04%, 03/03/08	25,000
15,850	Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	15,850
		514,345
	West Virginia — 0.3%
30,995	ABN AMRO Munitops Certificate Trust, Series 2004-45, Rev., VRDO, FGIC, 4.00%, 03/06/08	30,995
19,575	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	19,575
15,370	Lehman Municipal Trust Receipts, Various States, Series F11W, Regulation D, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.55%, 03/05/08	15,370
3,000	Municipal Securities Trust Certificates, Series 9026, Class A, Rev., VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 4.76%, 03/06/08	3,000
2,405	West Virginia EDA, IDR, Gemark Services, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/03/08	2,405
		71,345
	Wisconsin — 0.8%
21,000	City of Milwaukee, Series V8, GO, VRDO, 2.85%, 03/03/08	21,000
	Dane County,
6,825	Series ROCS-RR-II-R-2003, GO, VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	6,825

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   65

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — Continued
5,705	Series ROCS-RR-II-R-4504, GO, VRDO, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	5,705
	Municipal Securities Trust Certificates,
14,455	Series 1999-70, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08 (e)	14,455
36,000	State of Wisconsin, Operating Notes, Rev., 4.50%, 06/16/08	36,077
	Wisconsin Housing & EDA,
56,020	Series A, Rev., VRDO, 3.20%, 03/03/08	56,020
4,000	Series A, Rev., VRDO, 3.27%, 03/03/08	4,000
22,575	Series C, Rev., VRDO, 3.00%, 03/03/08	22,575
5,675	Series E, Rev., VRDO, 3.00%, 03/03/08	5,675
3,405	Series E, Rev., VRDO, FSA, 2.90%, 03/03/08	3,405
27,015	Wisconsin Health & Educational Facilities Authority, Series PT-856, Rev., VRDO, MBIA, 3.33%, 03/31/08	27,015
		202,752
	Wyoming — 0.5%
91,000	Campbell County IDR, Two Elk Partners Project, Rev., VRDO, 3.65%, 03/06/08	91,000
	Lincoln County, PCR, Exxon Project,
900	Series A, Rev., VRDO, 3.19%, 03/03/08	900
3,700	Series C, Rev., VRDO, 3.19%, 03/03/08	3,700
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Finance, 4.00%, 03/03/08	10,600
	Sublette County, PCR, Exxon Project,
2,100	Series A, Rev., VRDO, 3.95%, 03/03/08	2,100
6,200	Series B, Rev., VRDO, 3.95%, 03/03/08	6,200
3,565	Uinta County, PCR, Chevron USA, Inc., Project, Rev., VRDO, 3.25%, 03/03/08	3,565
		118,065
	Total Municipal Bonds (Cost $23,307,794)	23,307,794
U.S. Government Agency Securities — 0.1%
15,364	Federal Home Loan Bank, DN, 2.50% 03/03/08 (m) (n) (Cost $15,362)	15,362
	Total Investments — 99.4% (Cost $24,952,458)*	24,952,458
	Other Assets in Excess of Liabilities — 0.6%	160,907
	NET ASSETS — 100.0%	$25,113,365

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
	Commercial Paper — 5.5% (n)
	District of Columbia — 0.7%
20,000	Metropolitan Washington Airports Authority, LOC: Bank of America N.A., 1.50%, 08/05/08	20,000
	Indiana — 1.2%
34,000	Indiana Development Finance Authority, Pure Air Project, AMT, LOC: Landesbank Hessen-Thueringen, 1.34%, 06/02/08	34,000
	Michigan — 0.6%
	Michigan State Housing Development Authority,
10,000	2.05%, 04/04/08	10,000
6,100	2.15%, 04/04/08	6,100
3,000	2.73%, 03/03/08	3,000
		19,100
	Minnesota — 1.2%
35,500	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, LIQ: Wells Fargo Bank N.A., 2.90%, 03/06/08	35,500
	Ohio — 1.1%
21,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.15%, 03/05/08	21,000
11,000	Ohio State Water Development Authority, Quality Limited Funding, LIQ: Calsters and State Street Bank & Trust Co., 2.70%, 03/12/08	11,000
		32,000
	Texas — 0.3%
7,500	University of Texas Permanent University Fund, 1.43%, 03/05/08	7,500
	Utah — 0.4%
	Intermountain Power Agency,
6,000	1.20%, 03/10/08	6,000
6,000	1.95%, 03/06/08	6,000
		12,000
	Total Commercial Paper (Cost $160,100)	160,100
Daily Demand Notes — 13.3%
	Alabama — 2.4%
750	Decatur IDB, Amoco Chemical Co. Project, Rev., VRDO, AMT, 3.70%, 03/03/08	750
67,600	Southeast Alabama Gas District, Supply Project Series A, Rev., VRDO, 3.66%, 03/03/08	67,600
3,800	Walker County Economic & IDA, Power Co. Plant Project, Rev., VRDO, 3.77%, 03/03/08	3,800
		72,150
	Alaska — 0.2%
5,155	City of Valdez, Exxon Pipeline Co. Project, Rev., VRDO, 3.65%, 03/03/08	5,155
	California — 1.8%
	California Housing Finance Agency, Home Mortgage,
11,760	Series C, Rev., VRDO, AMT, LIQ: Bank of New York, 3.50%, 03/03/08	11,760
750	Series H, Rev., VRDO, AMT, 4.02%, 03/03/08	750
1,500	California Housing Finance Agency , Multi-Family Housing, Series A, Rev., VRDO, AMT, LIQ: Helaba 4.02%, 03/03/08	1,500
24,800	California Pollution Control Financing Authority, Atlantic Richfield Co. Project, Series A, Rev., VRDO, AMT, 3.55%, 03/03/08	24,800
14,000	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VRDO, LOC: Societe Generale, 4.06%, 03/03/08	14,000
		52,810
	Georgia — 0.7%
3,000	Bartow County Development Authority, Georgia Power Co. Plant, Bowen, Second Series, Rev., VRDO, 3.75%, 03/03/08	3,000
17,800	Heard County Development Authority, Georgia Power Co. Plant, Wansley, Rev., VRDO, AMT, 3.75%, 03/03/08	17,800
		20,800
	Illinois — 1.7%
19,245	Illinois Finance Authority, OSF Healthcare Systems, Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 3.95%, 03/03/08	19,245
22,985	Will County, ExxonMobil Project, Rev., VRDO, 3.95%, 03/03/08	22,985
9,000	Will County, Solid Waste Disposal, BASF Corp. Project, Rev., VRDO, AMT, 3.28%, 03/03/08	9,000
		51,230
	Indiana — 0.2%
5,125	City of Whiting, Industrial Sewer & Solid Waste Disposal, AMOCO Oil Project, Rev., VRDO, AMT, 3.70%, 03/03/08	5,125
	Kentucky — 1.6%
390	Kentucky Public Energy Authority, Series A, Rev., VRDO, 3.66%, 03/03/08	390
39,700	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VRDO, 4.04%, 03/03/08	39,700
7,550	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding, Series A, Rev., VRDO, AMT, 3.65%, 03/03/08	7,550
		47,640

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   67

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — Continued
	Louisiana — 1.1%
15,700	Louisiana Public Facilities Authority, Air Products & Chemical Project, Series A, Rev., VRDO, 3.80%, 03/03/08	15,700
15,600	Plaquemines Parish, BP Exploration & Oil, Rev., VRDO, AMT, 3.70%, 03/03/08	15,600
		31,300
	Michigan — 0.1%
60	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, FSA, 4.04%, 03/03/08	60
3,615	University of Michigan, Hospital, Series A, Rev., VRDO, 4.00%, 03/03/08	3,615
490	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 4.00%, 03/03/08	490
		4,165
	North Carolina — 0.4%
10,535	University of North Carolina at Chapel Hill, Series B, Rev., VRDO, 3.65%, 03/03/08	10,535
	Ohio — 1.0%
3,015	Ohio State Water Development Authority, Ohio Edison Co. Project, Series 1998-BP, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.65%, 03/03/08	3,015
2,000	State of Ohio, BP Chemical, Inc. Project, Series 2002-BP, Rev., VRDO, AMT, 3.65%, 03/03/08	2,000
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
1,385	Rev., VRDO, AMT, 3.65%, 03/03/08	1,385
4,630	Rev., VRDO, AMT, GTY: BP North America, 3.65%, 03/03/08	4,630
10,665	Rev., VRDO, AMT, GTY: BP North America, 3.65%, 03/03/08	10,665
	State of Ohio, Solid Waste, BP Products North America,
1,880	Rev., VRDO, AMT, GTY: BP North America, 3.65%, 03/03/08	1,880
5,180	Series 2002B-BP, Rev., VRDO, AMT, GTY: BP North America, 3.65%, 03/03/08	5,180
		28,755
	Texas — 1.8%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 3.70%, 03/03/08	8,000
1,400	Gulf Coast IDA, BP Global Power Corp. Project, Rev., VRDO, AMT, 3.70%, 03/03/08	1,400
300	Gulf Coast IDA, Citgo Petroleum Corp. Project, Rev., VRDO, AMT, LOC: Royal Bank of Scotland, 3.70%, 03/03/08	300
11,800	Gulf Coast Waste Disposal Authority, BP AMOCO Chemical Project, Series B, Rev., VRDO, AMT, 3.70%, 03/03/08	11,800
15,430	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VRDO, AMT, 3.70%, 03/03/08	15,430
6,750	Gulf Coast Waste Disposal Authority, ExxonMobil Project, Series B, Rev., VRDO, 3.95%, 03/03/08	6,750
9,650	West Side Calhoun County Naval District, BP Chemicals Inc. Project, Rev., VRDO, 3.70%, 03/03/08	9,650
		53,330
	Washington — 0.0% (g)
550	Port Bellingham Industrial Development Corp., Atlantic Richfield Project, Rev., VRDO, AMT, 3.70%, 03/03/08	550
	Wyoming — 0.3%
8,900	Sublette County, Exxon Project, Series A, Rev., VRDO, 3.95%, 03/03/08	8,900
	Total Daily Demand Notes (Cost $392,445)	392,445
Municipal Bonds — 9.9%
	California — 0.9%
25,000	State of California, Rev., RAN, 4.00%, 06/30/08	25,051
	Colorado — 1.4%
40,000	State of Colorado, State Generated Fund, Series A, Rev., RAN, 4.25%, 06/27/08	40,070
	Indiana — 0.3%
10,122	Highland School Town, TAW, 4.00%, 12/31/08	10,235
	Iowa — 0.5%
15,000	State of Iowa, Rev., TRAN, 4.00%, 06/30/08	15,037
	Michigan — 0.7%
20,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	20,122
	Oregon — 0.7%
20,000	State of Oregon, Series A, GO, TAN, 4.50%, 06/30/08	20,056
	Texas — 1.7%
50,000	State of Texas, GO, TRAN, 4.50%, 08/28/08	50,192

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — Continued
	Wisconsin — 3.7%
11,400	Elmbrook School District, Promissory Notes, GO, TRAN, 4.50%, 08/25/08	11,441
70,000	Madison Metropolitan School District, Promissory Notes, Rev., TRAN, 4.00%, 09/05/08	70,158
27,000	Waukesha School District, Rev., TRAN, 4.00%, 08/21/08	27,040
		108,639
	Total Municipal Bonds (Cost $289,402)	289,402
Weekly Demand Notes — 71.1%
	Alabama — 0.2%
7,095	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Rev., VRDO, AMT, LIQ: Lehman Brothers Special Financing, 3.65%, 03/05/08	7,095
	Arizona — 0.5%
13,995	Maricopa County IDA, Multi-Family Housing, Series 116, Rev., VRDO, AMT, LIQ: Bank of America N.A., 3.22%, 03/06/08	13,995
	California — 3.3%
21,000	California Statewide Communities Development Authority, Series ROCS-RR-II-R-10248, Rev., VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	21,000
	Puttable Floating Option Tax-Exempt Receipts,
30,105	Series PT-4024, GO, VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	30,105
9,185	Series PT-4033, GO, VRDO, FSA, LIQ: Dexia Credit Local, 3.18%, 03/07/08	9,185
23,530	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Rev., VRDO, LIQ: FHLMC, 3.33%, 03/04/08	23,530
13,320	State of California, Series PZ-151, GO, VRDO, AMBAC, 3.26%, 03/07/08	13,320
		97,140
	Colorado — 3.6%
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project, Series A, Rev., VRDO, LIQ: FNMA, 3.10%, 03/06/08	6,750
4,745	City of Erie, Rev., VRDO, COP, LOC: Keybank N.A., 3.05%, 03/05/08	4,745
13,250	Colorado Housing & Finance Authority, Multi-Family Housing, Greentree Village Apartments, Rev., VRDO, LOC: U.S. Bank N.A., 3.10%, 03/06/08	13,250
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 3.35%, 03/05/08	23,200
10,000	Series A3, Rev., VRDO, AMT, LIQ: Dexia Public Finance Bank, 3.35%, 03/05/08	10,000
5,535	Crystal Valley Metropolitan District No. 1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	5,535
	Denver City & County Airport,
8,800	Series C, Rev., VRDO, AMT, LOC: Lloyds TSB Bank plc, 3.10%, 03/05/08	8,800
6,825	Series F, Rev., VRDO, LOC: Lloyds TSB Bank plc, 3.10%, 03/05/08	6,825
4,190	Deutsche Bank Spears/Lifers Trust Various States, Series 510, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.25%, 03/06/08	4,190
3,500	Harvest JCT Metropolitan District, GO, VRDO, LOC: U.S. Bank N.A., 3.02%, 03/06/08	3,500
5,520	Mesa County, Goodwill Industries, Colorado Springs, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	5,520
6,640	Moffat County School District No. 1, Series 2228, GO, VRDO, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	6,640
5,690	Westminster EDA, Mandalay Gardens Urban, Tax & Allocation Bonds, Rev., VRDO, LOC: Depfa Bank plc, 3.00%, 03/06/08	5,690
		104,645
	Delaware — 0.2%
5,600	New Castle County, Fairfield English Village Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 3.10%, 03/06/08	5,600
	District of Columbia — 0.6%
5,260	Deutsche Bank Spears/Lifers Trust Various States, Series 249, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.20%, 03/07/08	5,260
11,165	Washington D.C. Convention Center Authority, Series 1606, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.31%, 03/06/08	11,165
		16,425
	Florida — 3.0%
32,645	Clipper Tax-Exempt Certificate Trust, Series 2005-40, Rev., VRDO, AMT, 3.28%, 03/06/08	32,645
17,800	Collier County IDA, Allete, Inc., Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.18%, 03/06/08	17,800

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   69

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Florida — Continued
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	8,000
4,100	Miami-Dade County, Aviation, Series 1415, Rev., VRDO, CIFG, LIQ: Morgan Stanley Municipal Funding, 4.69%, 03/06/08	4,100
5,725	Miami-Dade County IDA, Lawson Industries, Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 3.15%, 03/06/08	5,725
4,655	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VRDO, AMT, FNMA COLL, LIQ: FNMA, 3.10%, 03/06/08	4,655
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev., VRDO, AMT, LOC: Northern Trust Co., 3.05%, 03/06/08	5,500
11,270	Sumter County IDA, Armern Cement Co. Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/06/08	11,270
		89,695
	Idaho — 0.3%
8,430	Idaho Housing & Finance Association, Series ROCS-R-II-R-907CE, Rev., VRDO, LIQ: Citibank N.A., 3.34%, 03/06/08	8,430
	Illinois — 2.2%
2,671	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VRDO, AMT, LOC: Societe Generale, 3.10%, 03/05/08	2,671
7,390	City of Aurora, Single Family Mortgage, MERLOTS, Series E-04, Rev., VRDO, GNMA/FNMA/FHLMC, 3.40%, 03/05/08	7,390
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VRDO, FNMA, LIQ: FNMA, 3.08%, 03/07/08	5,000
9,985	Deutsche Bank Spears/Lifers Trust Various States, Series DB-288, Rev., VRDO, MBIA, LIQ: Deutsche Bank A.G., 3.33%, 03/07/08	9,985
10,000	Illinois Finance Authority, Hickory Hills LLC, Series 700, Rev., VRDO, LOC: Bank of America N.A., 3.55%, 03/06/08	10,000
14,310	Illinois Finance Authority, MERLOTS, Series D06, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.35%, 03/05/08	14,310
5,000	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., VRDO, FSA, 3.25%, 03/06/08	5,000
7,285	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VRDO, AMT, LOC: LaSalle Bank N.A., 3.10%, 03/06/08	7,285
1,930	Will & Kankakee County Regional Development Authority, JRS Realty Association LLC, Series A, Rev., VRDO, LOC: PNC Bank N.A., 3.16%, 03/06/08	1,930
		63,571
	Indiana — 1.2%
1,500	City of Indianapolis, EDR, Roth Cos. Inc., Project, Series 1999, Rev., VRDO, AMT, LOC: Comerica Bank, 2.45%, 03/05/08	1,500
5,000	City of Michigan, Palatek Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/06/08	5,000
4,100	Indiana Finance Authority, Four Leaf Clover Dairy LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 3.12%, 03/06/08	4,100
5,300	Indiana Finance Authority, Treslong Dairy Leasing LLC, Rev., VRDO, LOC: Lasalle Bank N.A., 3.12%, 03/06/08	5,300
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VRDO, GNMA/FNMA COLL, 3.15%, 03/06/08	10,000
9,415	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 3.10%, 03/06/08	9,415
		35,315
	Iowa — 0.7%
6,455	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	6,455
15,300	Iowa Finance Authority, Private School Facilities-Regis Schools, Rev., VRDO, LOC: Allied Irish Bank plc, 3.23%, 03/06/08	15,300
		21,755
	Kansas — 0.7%
3,250	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	3,250
18,900	City of Wichita, Flight Safety International Inc., Rev., VRDO, AMT, LOC: Berkshire Hathaway, 3.41%, 03/06/08	18,900
		22,150
	Kentucky — 0.7%
5,325	Kentucky Housing Corp., Series H, Rev., VRDO, AMT, 3.31%, 03/07/08	5,325
14,775	Kentucky Turnpike Authority, Series PT-2702, Rev., VRDO, AMBAC, 3.33%, 03/07/08	14,775
		20,100

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VRDO, 3.15%, 03/05/08	6,250
	Maryland — 0.4%
7,850	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 3.22%, 03/06/08	7,850
4,005	Carroll County, Fairhaven & Copper Series A, Rev., VRDO, LOC: Branch Banking & Trust, 3.00%, 03/06/08	4,005
		11,855
	Michigan — 4.2%
	ABN AMRO Munitops Certificate Trust,
7,460	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, LIQ: Bank of America N.A., 3.22%, 03/06/08	7,460
11,685	Series 2006-45, Rev., VRDO, GNMA COLL, 3.22%, 03/06/08 (m)	11,685
2,865	Dearborn EDC, Henry Ford, Rev., VRDO, LOC: Comerica Bank, 3.21%, 03/06/08	2,865
4,380	Deutsche Bank Spears/Lifers Trust Various States, Series 516, GO, VRDO, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	4,380
1,810	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VRDO, LOC: Fifth Third Bank, 3.29%, 03/07/08	1,810
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	3,000
2,965	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VRDO, LOC: Fifth Third Bank, 3.16%, 03/06/08	2,965
8,400	Michigan State Housing Development Authority, Series B, Rev., VRDO, AMT, LIQ: Hypo Real Estate Bank, 3.38%, 03/05/08	8,400
2,000	Michigan State Housing Development Authority, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	2,000
5,495	Michigan State Housing Development Authority, Sand Creek II Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	5,495
6,350	Michigan State Housing Development Authority, Teal Run, Series A, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	6,350
7,840	Michigan Strategic Fund, Series ROCS-RR-II-R-10240, Rev., VRDO, LIQ: Citigroup Financial Products, 3.30%, 03/06/08	7,840
2,860	Michigan Strategic Fund, Artinian, Inc., Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	2,860
3,305	Michigan Strategic Fund, Grand River, Inc., Rev., VRDO, AMT, LOC: Fifth Third Bank, 3.29%, 03/07/08	3,305
2,260	Michigan Strategic Fund, JEB Property LLC Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	2,260
1,580	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, AMT, LOC: Lasalle Bank N.A., 3.10%, 03/06/08	1,580
2,800	Michigan Strategic Fund, MANS Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	2,800
7,430	Michigan Strategic Fund, Millennium Steering LLC Project, Rev., VRDO, LOC: Comercia Bank, 3.31%, 03/06/08	7,430
3,310	Michigan Strategic Fund, Scoclan II LLC Project, Series 1999, Rev., VRDO, AMT, LOC: Standard Federal Bank, 3.20%, 03/06/08	3,310
2,355	Michigan Strategic Fund, Sterling Die & Engineering, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	2,355
500	University of Michigan, Medical Services Plan, Series A, Rev., VRDO, 3.10%, 03/05/08	500
30,350	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VRDO, AMT, FSA, LOC: Bayerische Landesbank, 3.36%, 03/07/08	30,350
2,815	Wyoming Industrial Development, Ace-HI Displays, Inc. Project, Rev., VRDO, AMT, LOC: Standard Federal Bank , 3.10%, 03/06/08	2,815
		123,815
	Minnesota — 0.9%
17,175	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 3.16%, 03/06/08	17,175
9,000	Midwest Consortium of Municipal Utilities, Minnesota Municipal Utilities Association, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 3.16%, 03/06/08	9,000
		26,175

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   71

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Missouri — 0.1%
4,110	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VRDO, AMT, GNMA/FNMA, LIQ: Bank of America N.A., 3.22%, 03/06/08	4,110
	Montana — 1.4%
2,655	Montana Board of Housing, Single Family Mortgage, Macon Trust, Series 2002-L, Rev., VRDO, AMT, LOC: Bank of America N.A., 3.22%, 03/06/08	2,655
10,940	Montana Board of Housing, Single Family Mortgage, MERLOTS, Series C-41, Rev., VRDO, AMT, LIQ: Bank of New York, 3.40%, 03/05/08	10,940
26,700	Montana Higher Education Student Assistance Corp., Series A, Rev., VRDO, AMT, 3.05%, 03/05/08	26,700
		40,295
	Nebraska — 0.7%
2,100	Deutsche Bank Spears/Lifers Trust Various States, Series DB-543, Rev., VRDO, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	2,100
17,185	Nebraska Investment Finance Authority, Single Family Housing, Series B, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: FHLB of Topeka, 3.35%, 03/05/08	17,185
		19,285
	Nevada — 0.8%
6,700	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Bank, 3.15%, 03/06/08	6,700
18,000	Nevada Housing Division, Multi-Unit, Southwest Village, Rev., VRDO, AMT, LIQ: FNMA, 3.20%, 03/06/08	18,000
		24,700
	New Jersey — 0.3%
8,000	New Jersey EDA, Series 1253, Rev., VRDO, AMBAC, 4.48%, 03/07/08	8,000
	New Mexico — 1.7%
18,535	Eclipse Funding Trust, Solar Eclipse, Series 2006-0114, Rev., VRDO, AMBAC, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 3.20%, 03/07/08	18,535
	New Mexico Mortgage Finance Authority,
20,514	Series 56TP, Rev., VRDO, AMT, GIC:AIG, LIQ: Goldman Sachs Special Situations, 3.25%, 03/06/08	20,514
12,155	Series 1948, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	12,155
		51,204
	New York — 2.8%
44,995	Nassau County IDA, Series 75G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 3.24%, 03/06/08	44,995
26,575	New York State Thruway Authority, Series 3538, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	26,575
11,500	Seneca County Industrial Development Agency, BOA-Macon Trust, Series W, Rev., VRDO, AMT, LIQ: Bank of America N.A., 3.24%, 03/06/08	11,500
		83,070
	North Carolina — 1.8%
10,000	Durham County, Industrial Facilities & Pollution Control Financing Authority, Research Triangle, Rev., VRDO, LOC: Suntrust Bank, 3.16%, 03/06/08	10,000
9,100	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Ferguson Supply Box Manufacturing, Rev., VRDO, LOC: Bank of America N.A., 3.12%, 03/06/08	9,100
17,100	North Carolina Capital Facilities Finance Agency, Duke Energy Carolinas Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.10%, 03/06/08	17,100
6,800	North Carolina Housing Finance Agency, Series 1784, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.28%, 03/06/08	6,800
9,800	Rowan County Industrial Facilities & Pollution Control Financing Authority, Clay Products Inc., Series A, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.45%, 03/06/08	9,800
		52,800
	North Dakota — 0.9%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VRDO, AMT, LIQ: Lloyds TSB Bank plc, 3.06%, 03/05/08	27,210

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — 9.0%
	Buckeye Tobacco Settlement Financing Authority,
14,966	Series 2125, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.26%, 03/06/08	14,966
36,075	Series 2149, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.26%, 03/06/08	36,075
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, Rev., VRDO, LOC: National City Bank, 3.12%, 03/06/08	9,495
21,875	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., COP, VAR, LIQ: State Street Bank & Trust, 3.46%, 03/06/08	21,875
9,450	Columbus Regional Airport Authority, Series 242, Rev., VRDO, 5.36%, 03/07/08	9,450
3,455	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev., VRDO, LOC: National City Bank, 3.08%, 03/06/08	3,455
3,920	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 3.10%, 03/06/08	3,920
2,340	Hamilton County, Series 356, Rev., VRDO, MBIA, LIQ: Morgan Stanley, 3.21%, 03/06/08	2,340
3,515	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.08%, 03/06/08	3,515
4,060	Miami County, Hospital Authority, Series PT-575, Rev., VRDO, LOC: National Australia Bank, 5.26%, 03/07/08	4,060
10,000	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 5.26%, 03/07/08	10,000
3,380	Montgomery County, Dayton Art Institute Project, Rev., VRDO, LOC: National City Bank, 3.17%, 03/06/08	3,380
	Montgomery County, Kettering Health,
10,000	Series A, Rev., VRDO, FSA, 3.14%, 03/07/08	10,000
29,040	Series B, Rev., VRDO, FSA, 3.14%, 03/07/08	29,040
3,200	Montgomery County, Multi-Family Housing, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: Federal Home Loan Bank, 3.10%, 03/06/08	3,200
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VRDO, AMT, LOC: Citibank N.A., 3.05%, 03/05/08	7,500
35,105	Series F, Rev., VRDO, AMT, GNMA/FNMA, LOC: Citibank N.A., 2.91%, 03/07/08	35,105
9,985	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, LOC: Citibank N.A., 2.87%, 03/07/08	9,985
26,000	Ohio State Water Development Authority, First Energy Nuclear, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 3.10%, 03/05/08	26,000
2,335	Ohio State Water Development Authority, First Energy Project, Series 2005-B, Rev., VRDO, AMT, LOC: Barclays Bank plc, 3.20%, 03/06/08	2,335
9,990	Puttable Floating Option Tax-Exempt Receipts, Series 4180, Rev., VRDO, AMBAC, LIQ: Merrill Lynch Capital Services, 3.20%, 03/07/08	9,990
5,260	Sharonville, Edgcomb Metals Co. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	5,260
2,890	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VRDO, LOC: Fifth Third Bank, 3.22%, 03/07/08	2,890
		263,836
	Oregon — 1.6%
46,800	Port of Portland, Portland Bulk Terminal Rev., VRDO, AMT, LOC: Canadian Imperial Bank, 3.36%, 03/07/08	46,800
	Other Territories — 4.3%
29,631	Clipper Tax-Exempt Certificate Trust, Series 2002-9, Weekly, COP, VAR, AMT, LIQ: State Street Bank & Trust Co., 3.31%, 03/06/08	29,631
8,000	Series 2007-19, Rev., VRDO, AMT, LIQ: State Street Bank & Trust Co., 3.31%, 03/06/08	8,000
37,000	Series 2007-26, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.46%, 03/06/08	37,000
1,722	Morgan Stanley Co., Inc. Trust, Series 1865, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	1,722
	Puttable Floating Option Tax-Exempt Receipts,
9,740	Series 386, Rev., VRDO, 4.47%, 03/07/08	9,740
9,285	Series 4316, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch, 3.23%, 03/07/08	9,285
300	Puttable Floating Option Tax-Exempt Receipts, Series EC-002, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.26%, 03/07/08	300
29,500	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A Certificates, Rev., VRDO, LIQ: FHLMC, 3.38%, 03/07/08	29,500
		125,178

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   73

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Pennsylvania — 2.2%
28,695	Allegheny County Hospital Development Authority, Series 878, Rev., FGIC, VRDO, 4.37%, 03/07/08	28,695
14,905	Lancaster County Hospital Authority, Quarryville Presbyterian, Rev., VRDO, LOC: Manufacturers & Traders, 3.00%, 03/06/08	14,905
2,400	Pennsylvania Economic Development Financing Authority, Fabtech Inc., Project, Series D, Rev., VRDO, AMT, LOC: PNC Bank N.A., 3.12%, 03/06/08	2,400
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VRDO, AMT, LOC: PNC Bank N.A., 2.94%, 03/05/08	6,000
14,200	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 3.22%, 03/06/08 (e)	14,200
		66,200
	Puerto Rico — 1.0%
28,230	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	28,230
	South Carolina — 1.0%
13,895	Austin Trust, Various States, Series 2007-304, Rev., VRDO, LIQ: Bank of America N.A., 3.20%, 03/06/08	13,895
5,700	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 3.02%, 03/05/08	5,700
10,420	South Carolina State Ports Authority, Series 2291, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.24%, 03/06/08	10,420
		30,015
	South Dakota — 1.1%
33,900	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VRDO, AMT, LIQ: Landesbank Hessen-Thueringen, 3.27%, 03/07/08	33,900
	Tennessee — 1.2%
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.46%, 03/06/08	12,795
10,000	Lehman Municipal Trust Receipts, Series F6, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.55%, 03/05/08	10,000
12,435	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 3.00%, 03/06/08	12,435
		35,230
	Texas — 7.1%
37,300	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, AMT, LOC: Bank of America N.A., 3.06%, 03/05/08	37,300
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VRDO, AMT, FSA, LIQ: Bank of America N.A., 3.05%, 03/05/08	19,900
	Deutsche Bank Spears/Lifers Trust Various States,
1,315	Series DB-498, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	1,315
10,000	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	10,000
1,430	Series DB-540, Rev., VRDO, FSA, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	1,430
2,030	Series DB-541, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank A.G., 3.22%, 03/06/08	2,030
4,980	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, GO, VRDO, MBIA, PSF-GTD, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 3.22%, 03/06/08	4,980
7,235	El Paso County, Series 2230, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.41%, 03/06/08	7,235
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Rev., VRDO, LIQ: Lehman Liquidity LLC, 3.55%, 03/05/08	3,805
7,600	Municipal Securities Trust Certificates, Series 272, Class A, GO, VRDO, PSF-GTD, LIQ: Bear Stearns Capital Markets (y), 3.23%, 03/06/08	7,600
18,000	San Antonio Empowerment Zone Development Corp., Drury Southwest Hotel Project, Rev., VRDO, AMT, LOC: U.S. Bank N.A., 3.10%, 03/06/08	18,000
	State of Texas, Vets Housing Assist Fund,
9,800	Series II-A, GO, VRDO, LIQ: Dexia Credit, 2.84%, 03/07/08	9,800
12,925	Series II-A, GO, VRDO, AMT, 3.05%, 03/05/08	12,925
28,005	Texas Department of Housing & Community Affairs, Series A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 3.20%, 03/06/08	28,005
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VRDO, LOC: Wachovia Bank N.A., 3.10%, 03/06/08	15,000
14,250	Texas State Department Of Housing & Community Affairs, Idlewile Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	14,250

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Texas — Continued
6,610	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 3.06%, 03/07/08	6,610
8,330	Trinity River Authority, Community Waste Disposal Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 3.18%, 03/06/08	8,330
		208,515
	Utah — 1.0%
10,080	City of Park City, Ski & Snowboard Assistance, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	10,080
6,897	Jordanelle Special Service District, Tuhaye Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	6,897
12,485	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.16%, 03/06/08	12,485
		29,462
	Virginia — 2.0%
25,145	Southeastern Public Service Authority, Series A, Rev., VAR, AMT, LOC: Wells Fargo Bank N.A., 3.40%, 03/06/08	25,145
	Virginia Housing Development Authority, MERLOTS,
7,365	Series C-03, Rev., VRDO, 3.40%, 03/05/08	7,365
7,400	Series C-07, Rev., VRDO, 3.40%, 03/05/08	7,400
17,690	Series C-42, Rev., VRDO, 3.40%, 03/05/08	17,690
		57,600
	Washington — 2.3%
2,000	Port of Seattle, MERLOTS, Series B-04, Rev., VRDO, AMT, LOC: Fortis Bank, 3.10%, 03/05/08	2,000
	State of Washington,
4,235	Series 4, Rev., GO, VRDO, LIQ: Goldman Sachs Special Situations, 3.22%, 03/06/08	4,235
16,235	Series 3596, Rev., GO, VRDO, AMBAC, 3.17%, 03/07/08	16,235
7,200	Washington Economic Development Finance Authority, Specialty Chemical Products, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/06/08	7,200
16,340	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VRDO, AMT, LIQ: FNMA, 3.10%, 03/06/08	16,340
20,830	Wells Fargo Stage Trust, Series 2007-1C, Rev., VRDO, FSA, LIQ: Wells Fargo & Co., 3.22%, 03/06/08 (e)	20,830
		66,840
	West Virginia — 0.3%
7,555	Marshall County IDR, Warren Distribution, Inc., Rev., VRDO, AMT, LOC: Bank of America N.A., 3.10%, 03/06/08	7,555
	Wisconsin — 3.1%
	Wisconsin Housing & EDA,
68,130	Series A, Rev., VRDO, AMT, LIQ: Lloyds TSB Bank plc, 3.24%, 03/07/08	68,130
10,920	Series A, Rev., VRDO, AMT, LIQ; Lloyds TSB Bank plc, 3.27%, 03/07/08	10,920
	Wisconsin Housing & EDA,
5,545	Series B, Rev., VRDO, AMT, 3.00%, 03/05/08	5,545
5,690	Series C, Rev., VRDO, AMT, 3.00%, 03/05/08	5,690
		90,285
	Wyoming — 0.5%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.41%, 03/06/08	8,600
5,000	Wyoming Community Development Authority, Series 11, Rev., VRDO, AMT, 3.33%, 03/07/08	5,000
		13,600
	Total Weekly Demand Notes (Cost $2,087,931)	2,087,931
	Total Investments — 99.8% (Cost $2,929,878)*	2,929,878
	Other Assets in Excess of Liabilities — 0.2%	6,805
	NET ASSETS — 100.0%	$2,936,683

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   75

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

ABBREVIATIONS AND DEFINITIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(c)—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(s)—	These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(y)—	Subsequent to February 29, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co. (See Note 9)

ACES—	Automatically Convertible Securities

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BAN—	Bond Anticipation Notes

CIFG—	CDC IXIS Financial Guaranty

COLL—	Collateral

COP—	Certificates of Participation

CR—	Custodial Receipts

DN—	Discount Notes

EAGLE—	Earnings of accrual generated on local tax-securities.

EDA—	Economic Development Authority

EDC—	Economic Development Corporation

EDR—	Economic Development Revenue

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Authority

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation.

GTD—	Guaranteed

GTY—	Guaranty

IBC—	Insured Bond Certificates

IDA—	Industrial Development Authority

IDB—	Industrial Development Board

IDR—	Industrial Development Revenue

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

MERLOTS—	Municipal Exempt Receipts Liquidity Optional Tender

MTGS—	Mortgages

PCR—	Pollution Control Revenue

PRIV—	Private

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Board Loan Fund

RAN—	Revenue Anticipation Notes

Rev.—	Revenue Bond

SCAGO—	South Carolina Association of Governmental Organizations

TAN—	Tax Anticipation Notes

TAW—	Tax Anticipation Warrants

TCRS—	Transferable Custodial Receipts

TRAN—	Tax & Revenue Anticipation Note

VA—	Veterans Administration

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

VRDO—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 29, 2008.

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   77

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008

(Amounts in thousands, except per share amounts)

	Prime Money Market Fund		Liquid Assets Money Market Fund		U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
ASSETS:
Investments at value	$90,197,749		$10,774,733		$22,062,297		$3,096,977
Repurchase agreements, at value	11,563,168		854,314		11,924,519		9,777,062
Total investment securities, at value	101,760,917		11,629,047		33,986,816		12,874,039
Cash	274		1		—	(a)	—	(a)
Receivables:
Fund shares sold	29,440		1,767		26,055		—
Interest and dividends	329,850		35,377		84,533		3,711
Prepaid expenses and other assets	—	(a)	4		4		2
Total Assets	102,120,481		11,666,196		34,097,408		12,877,752

LIABILITIES:
Payables:
Dividends	112,032		9,276		24,893		10,566
Investment securities purchased	1,314,925		90,000		735,000		—
Fund shares redeemed	1		—	(a)	—		2
Accrued liabilities:
Investment advisory fees	6,724		782		2,046		789
Administration fees	6,013		642		1,649		680
Shareholder servicing fees	6,371		1,774		2,384		1,790
Distribution fees	512		1,018		335		456
Custodian and accounting fees	1,211		118		214		117
Trustees’ and Chief Compliance Officer’s fees	601		31		263		99
Other	3,026		779		700		430
Total Liabilities	1,451,416		104,420		767,484		14,929
Net Assets	$100,669,065		$11,561,776		$33,329,924		$12,862,823

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
NET ASSETS:
Paid in capital	$100,668,626	$11,561,748	$33,329,881	$12,862,767
Accumulated undistributed (distributions in excess of) net investment income	(971)	(529)	(450)	(271)
Accumulated net realized gains (losses)	1,410	557	493	327
Total Net Assets	$100,669,065	$11,561,776	$33,329,924	$12,862,823
Net Assets:
Morgan	$7,199,661	$3,322,087	$3,356,978	$1,939,331
Premier	9,105,808	754,089	1,856,533	1,132,622
Agency	10,640,542	499,591	5,168,268	1,019,655
Class B	7,903	19,010	—	1,542
Class C	5,887	616,746	—	93,532
Institutional Class	28,355,614	1,211,750	7,023,964	6,073,940
Reserve	1,901,561	1,951,990	280,327	1,231,644
Investor	—	745,382	—	1,370,557
Cash Management	323,442	—	—	—
Capital	43,128,647	2,441,114	15,643,602	—
Service	—	17	252	—
Total	$100,669,065	$11,561,776	$33,329,924	$12,862,823
Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Morgan	7,199,303	3,321,955	3,357,078	1,939,377
Premier	9,105,655	754,064	1,856,520	1,132,694
Agency	10,640,450	499,586	5,168,298	1,019,501
Class B	7,904	19,011	—	1,543
Class C	5,887	616,717	—	93,531
Institutional Class	28,356,244	1,211,727	7,023,927	6,073,837
Reserve	1,901,547	1,952,090	280,329	1,231,625
Investor	—	745,379	—	1,370,597
Cash Management	323,442	—	—	—
Capital	43,128,051	2,441,033	15,643,448	—
Service	—	17	252	—

Net asset value offering and redemption price per share (all classes)*	$1.00	$1.00	$1.00	$1.00
Cost of investments	$101,760,917	$11,629,047	$33,986,816	$12,874,039

*	Redemption price for Class B and Class C Shares may be reduced by contingent deferred sales charges.

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   79

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except per share amounts)

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund		Tax Free Money Market Fund	Municipal Money Market Fund
ASSETS:
Investments at value	$15,759,057	$30,471,817		$24,952,458	$2,929,878
Cash	1	99,902		—	71
Receivables:
Investment securities sold	—	—		28,170	1,750
Fund shares sold	25	283		28,050	880
Interest and dividends	34,652	7,714		137,673	16,841
Prepaid expenses and other assets	—	—	(a)	—	1
Total Assets	15,793,735	30,579,716		25,146,351	2,949,421

LIABILITIES:
Payables:
Due to custodian	—	—		61	—
Dividends	5,577	20,916		23,904	361
Investment securities purchased	224,812	—		—	10,303
Accrued liabilities:
Investment advisory fees	919	1,855		1,662	184
Administration fees	769	1,377		1,419	114
Shareholder servicing fees	759	2,710		3,313	486
Distribution fees	28	931		1,529	830
Custodian and accounting fees	118	148		287	46
Trustees’ and Chief Compliance Officer’s fees	51	140		87	1
Other	463	957		724	413
Total Liabilities	233,496	29,034		32,986	12,738
Net Assets	$15,560,239	$30,550,682		$25,113,365	$2,936,683

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Federal Money Market Fund	100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
NET ASSETS:
Paid in capital	$15,559,983	$30,550,503	$25,112,006	$2,936,272
Accumulated undistributed (distributions in excess of) net investment income	(80)	96	1,359	210
Accumulated net realized gains (losses)	336	83	—	201
Total Net Assets	$15,560,239	$30,550,682	$25,113,365	$2,936,683

Net Assets:
Morgan	$295,739	$2,359,306	$758,385	$313,132
Premier	1,128,873	2,352,252	4,079,130	126,250
Agency	570,445	1,306,725	535,484	19,577
Institutional Class	13,536,697	13,006,895	12,493,562	647,885
Reserve	28,485	3,763,803	7,246,804	225,916
Capital	—	7,761,701	—	—
Service	—	—	—	16
E*Trade	—	—	—	1,603,907
Total	$15,560,239	$30,550,682	$25,113,365	$2,936,683

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Morgan	295,740	2,359,428	758,616	313,073
Premier	1,129,326	2,352,207	4,079,018	126,251
Agency	570,423	1,306,579	535,728	19,575
Institutional Class	13,536,415	13,006,784	12,492,390	647,752
Reserve	28,484	3,763,769	7,245,799	225,874
Capital	—	7,761,755	—	—
Service	—	—	—	15
E*Trade	—	—	—	1,603,722
Net asset value offering and redemption price per share (all classes)	$1.00	$1.00	$1.00	$1.00

Cost of investments	$15,759,057	$30,471,817	$24,952,458	$2,929,878
Market value of securities on loan	—	6,625,930	—	—

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   81

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008

(Amounts in thousands)

	Prime Money Market Fund	Liquid Assets Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Plus Money Market Fund
INVESTMENT INCOME:
Interest income	$5,098,284	$582,758	$1,013,055	$462,233
Income from interfund lending (net)	—	324	—	—
Income from securities lending (net)	—	—	2	—
Total investment income	5,098,284	583,082	1,013,057	462,233

EXPENSES:
Investment advisory fees	79,427	9,044	16,709	8,414
Administration fees	74,827	8,539	15,625	7,881
Distribution fees	6,894	11,577	4,219	5,885
Shareholder servicing fees	121,807	26,112	32,012	25,396
Custodian and accounting fees	2,776	355	521	292
Interest expense	31	466	54	—	(a)
Professional fees	1,795	272	422	250
Trustees’ and Chief Compliance Officer’s fees	1,114	128	281	128
Printing and mailing costs	838	452	126	175
Registration and filing fees	581	161	—	26
Transfer agent fees	1,560	720	212	194
Other	918	244	397	230
Total expenses	292,568	58,070	70,578	48,871
Less amounts waived	(48,902)	(5,865)	(9,752)	(3,956)
Less earnings credits	(146)	(27)	(3)	—	(a)
Less expense reimbursements for legal matters	(3)	(1)	(1)	(1)
Net expenses	243,517	52,177	60,822	44,914
Net investment income (loss)	4,854,767	530,905	952,235	417,319

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	202	138	112	60
Payment by affiliate (See Note 3)	1,230	423	382	267
Net realized gain (loss)	1,432	561	494	327
Change in net assets resulting from operations	$4,856,199	$531,466	$952,729	$417,646

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund	Tax Free Money Market Fund	Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$509,481		$708,560	$724,350	$131,659
Income from securities lending (net)	—		7,996	—	—
Total investment income	509,481		716,556	724,350	131,659

EXPENSES:
Investment advisory fees	8,444		14,255	16,784	2,957
Administration fees	7,897		13,223	15,726	2,810
Distribution fees	270		8,439	14,958	11,545
Shareholder servicing fees	12,924		30,640	39,839	9,465
Custodian and accounting fees	275		363	727	145
Interest expense	—	(a)	2	59	7
Professional fees	253		384	360	117
Trustees’ and Chief Compliance Officer’s fees	127		173	237	42
Printing and mailing costs	64		97	130	643
Registration and filing fees	207		523	322	109
Transfer agent fees	176		334	210	48
Other	135		152	223	110
Total expenses	30,772		68,585	89,575	27,998
Less amounts waived	(6,488)		(8,142)	(9,028)	(2,773)
Less earnings credits	—	(a)	(124)	(190)	(22)
Less expense reimbursements for legal matters	—		— (a)	—	— (a)
Net expenses	24,284		60,319	80,357	25,203
Net investment income (loss)	485,197		656,237	643,993	106,456

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	359		30	3,646	472
Payment by affiliate (See Note 3)	—		125	—	64
Net realized gain (loss)	359		155	3,646	536
Change in net assets resulting from operations	$485,556		$656,392	$647,639	$106,992

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   83

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,854,767	$4,104,044	$530,905	$473,913
Net realized gain (loss)	1,432	1	561	(2)
Change in net assets resulting from operations	4,856,199	4,104,045	531,466	473,911

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(311,576)	(230,812)	(132,934)	(107,309)
Premier
From net investment income	(446,083)	(359,208)	(25,659)	(21,516)
Agency
From net investment income	(487,141)	(484,533)	(17,183)	(10,822)
Class B
From net investment income	(272)	(261)	(723)	(906)
Class C
From net investment income	(149)	(118)	(19,897)	(18,477)
Institutional Class
From net investment income	(1,241,343)	(1,107,375)	(77,087)	(84,431)
Reserve
From net investment income	(81,063)	(18,448)	(88,548)	(79,387)
Investor
From net investment income	—	—	(51,701)	(81,392)
Cash Management
From net investment income	(19,238)	(2,140)	—	—
Capital
From net investment income	(2,268,060)	(1,901,133)	(117,172)	(69,639)
Service
From net investment income	—	—	(1)	(1)
Total distributions to shareholders	(4,854,925)	(4,104,028)	(530,905)	(473,880)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	11,683,663	17,409,707	898,031	(77,556)

NET ASSETS:
Change in net assets	11,684,937	17,409,724	898,592	(77,525)
Beginning of period	88,984,128	71,574,404	10,663,184	10,740,709
End of period	$100,669,065	$88,984,128	$11,561,776	$10,663,184
Accumulated undistributed (distributions in excess of) net investment income	$(971)	$(813)	$(529)	$(529)

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$952,235	$875,439	$417,319	$450,056
Net realized gain (loss)	494	— (a)	327	9
Change in net assets resulting from operations	952,729	875,439	417,646	450,065

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(147,373)	(131,004)	(75,875)	(65,687)
Premier
From net investment income	(85,520)	(79,979)	(57,117)	(59,351)
Agency
From net investment income	(185,587)	(186,005)	(32,493)	(44,055)
Class B
From net investment income	—	—	(52)	(73)
Class C
From net investment income	—	—	(1,999)	(1,142)
Institutional Class
From net investment income	(168,452)	(113,258)	(131,180)	(144,174)
Reserve
From net investment income	(14,465)	(22,397)	(53,473)	(49,590)
Investor
From net investment income	—	—	(65,165)	(86,048)
Capital
From net investment income	(350,801)	(342,789)	—	—
Service
From net investment income	(22)	(1)	—	—
Total distributions to shareholders	(952,220)	(875,433)	(417,354)	(450,120)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	15,174,915	(4,333,093)	4,861,592	(2,601,187)

NET ASSETS:
Change in net assets	15,175,424	(4,333,087)	4,861,884	(2,601,242)
Beginning of period	18,154,500	22,487,587	8,000,939	10,602,181
End of period	$33,329,924	$18,154,500	$12,862,823	$8,000,939
Accumulated undistributed (distributions in excess of) net investment income	$(450)	$(465)	$(271)	$(236)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   85

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$485,197	$237,630	$656,237	$375,854
Net realized gain (loss)	359	(14)	155	191
Change in net assets resulting from operations	485,556	237,616	656,392	376,045

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(9,749)	(9,883)	(82,605)	(77,627)
From net realized gains	—	—	—	(44)
Premier
From net investment income	(35,904)	(27,063)	(69,197)	(71,987)
From net realized gains	—	—	—	(37)
Agency
From net investment income	(12,185)	(7,376)	(35,906)	(48,005)
From net realized gains	—	—	—	(23)
Institutional Class
From net investment income	(426,666)	(193,248)	(242,290)	(100,264)
From net realized gains	—	—	—	(41)
Reserve
From net investment income	(693)	(60)	(82,186)	(3,989)
From net realized gains	—	—	—	— (a)
Capital
From net investment income	—	—	(143,929)	(74,027)
From net realized gains	—	—	—	(32)
Total distributions to shareholders	(485,197)	(237,630)	(656,113)	(376,076)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	8,853,805	3,273,932	21,855,429	1,212,243

NET ASSETS:
Change in net assets	8,854,164	3,273,918	21,855,708	1,212,212
Beginning of period	6,706,075	3,432,157	8,694,974	7,482,762
End of period	$15,560,239	$6,706,075	$30,550,682	$8,694,974
Accumulated undistributed (distributions in excess of) net investment income	$(80)	$(86)	$96	$(28)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$643,993	$485,091	$106,456	$85,163
Net realized gain (loss)	3,646	2,225	536	445
Change in net assets resulting from operations	647,639	487,316	106,992	85,608

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(23,884)	(11,927)	(8,724)	(9,346)
From net realized gains	—	—	(27)	(30)
Premier
From net investment income	(78,289)	(178,541)	(15,728)	(32,552)
From net realized gains	—	—	(33)	(100)
Agency
From net investment income	(13,503)	(13,170)	(720)	(792)
From net realized gains	—	—	(2)	(1)
Institutional Class
From net investment income	(373,394)	(266,628)	(29,195)	(7,498)
From net realized gains	—	—	(62)	(23)
Reserve
From net investment income	(155,430)	(14,491)	(7,120)	(4,178)
From net realized gains	—	—	(19)	(12)
Service
From net investment income	—	—	— (a)	— (a)
From net realized gains	—	—	— (a)	— (a)
E*Trade
From net investment income	—	—	(44,966)	(30,798)
From net realized gains	—	—	(139)	(148)
Total distributions to shareholders	(644,500)	(484,757)	(106,735)	(85,478)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	9,285,556	(677,339)	(505,788)	1,511,052

NET ASSETS:
Change in net assets	9,288,695	(674,780)	(505,531)	1,511,182
Beginning of period	15,824,670	16,499,450	3,442,214	1,931,032
End of period	$25,113,365	$15,824,670	$2,936,683	$3,442,214
Accumulated undistributed (distributions in excess of) net investment income	$1,359	$(691)	$210	$207

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   87

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$625,349,291	$242,893,000	$4,755,006	$3,864,634
Dividends and distributions reinvested	171,873	149,704	130,528	105,401
Cost of shares redeemed	(624,283,245)	(241,076,252)	(4,347,456)	(3,076,080)
Change in net assets from Morgan capital transactions	$1,237,919	$1,966,452	$538,078	$893,955
Premier
Proceeds from shares issued	$606,832,392	$382,767,174	$2,533,479	$2,286,918
Dividends and distributions reinvested	210,021	138,694	16,766	8,498
Cost of shares redeemed	(605,781,643)	(382,511,304)	(2,342,095)	(2,065,902)
Change in net assets from Premier capital transactions	$1,260,770	$394,564	$208,150	$229,514
Agency
Proceeds from shares issued	$241,638,474	$138,881,614	$4,499,319	$2,877,596
Dividends and distributions reinvested	391,963	391,298	15,936	8,912
Cost of shares redeemed	(242,016,105)	(138,003,978)	(4,199,078)	(2,909,214)
Change in net assets from Agency capital transactions	$14,332	$1,268,934	$316,177	$(22,706)
Class B
Proceeds from shares issued	$9,769	$11,242	$12,676	$13,552
Dividends and distributions reinvested	241	231	688	862
Cost of shares redeemed	(8,268)	(11,219)	(13,071)	(16,147)
Change in net assets from Class B capital transactions	$1,742	$254	$293	$(1,733)
Class C
Proceeds from shares issued	$9,757	$7,101	$615,455	$564,463
Dividends and distributions reinvested	126	87	19,872	18,453
Cost of shares redeemed	(5,493)	(6,301)	(513,572)	(631,020)
Change in net assets from Class C capital transactions	$4,390	$887	$121,755	$(48,104)

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$296,065,849	$237,553,985	$7,830,825	$7,368,275
Dividends and distributions reinvested	735,073	529,426	68,410	70,477
Cost of shares redeemed	(293,854,229)	(233,774,190)	(8,357,560)	(7,651,647)
Change in net assets from Institutional Class capital transactions	$2,946,693	$4,309,221	$(458,325)	$(212,895)
Reserve
Proceeds from shares issued	$426,062,650	$57,801,715	$472,466,344	$420,949,560
Dividends and distributions reinvested	4,802	6,518	3,939	4,327
Cost of shares redeemed	(424,627,710)	(57,791,554)	(471,979,685)	(422,056,777)
Change in net assets from Reserve capital transactions	$1,439,742	$16,679	$490,598	$(1,102,890)
Investor
Proceeds from shares issued	$—	$—	$2,320,265	$2,317,378
Dividends and distributions reinvested	—	—	9,749	4,600
Cost of shares redeemed	—	—	(3,426,089)	(2,166,481)
Change in net assets from Select capital transactions	$—	$—	$(1,096,075)	$155,497
Cash Management
Proceeds from shares issued	$2,717,056	$421,996	$—	$—
Dividends and distributions reinvested	4,212	1,910	—	—
Cost of shares redeemed	(2,426,293)	(478,372)	—	—
Change in net assets from Cash Management capital transactions	$294,975	$(54,466)	$—	$—
Capital
Proceeds from shares issued	$668,115,229	$644,829,243	$33,744,387	$17,606,861
Dividends and distributions reinvested	1,430,816	755,680	89,729	56,455
Cost of shares redeemed	(665,062,945)	(636,077,741)	(33,056,737)	(17,631,511)
Change in net assets from Capital capital transactions	$4,483,100	$9,507,182	$777,379	$31,805
Service
Proceeds from shares issued	$—	$—	$— (a)	$— (a)
Dividends and distributions reinvested	—	—	1	1
Cost of shares redeemed	—	—	— (a)	— (a)
Change in net assets from Service capital transactions	$—	$—	$1	$1

Total change in net assets from capital transactions	$11,683,663	$17,409,707	$898,031	$(77,556)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   89

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	625,349,291	242,893,000	4,755,006	3,864,634
Reinvested	171,873	149,704	130,528	105,401
Redeemed	(624,283,245)	(241,076,252)	(4,347,456)	(3,076,080)
Change in Morgan Shares	1,237,919	1,966,452	538,078	893,955
Premier
Issued	606,832,392	382,767,174	2,533,479	2,286,918
Reinvested	210,021	138,694	16,766	8,498
Redeemed	(605,781,643)	(382,511,304)	(2,342,095)	(2,065,902)
Change in Premier Shares	1,260,770	394,564	208,150	229,514
Agency
Issued	241,638,474	138,881,614	4,499,319	2,877,596
Reinvested	391,963	391,298	15,936	8,912
Redeemed	(242,016,105)	(138,003,978)	(4,199,078)	(2,909,214)
Change in Agency Shares	14,332	1,268,934	316,177	(22,706)
Class B
Issued	9,769	11,242	12,676	13,550
Reinvested	241	231	688	862
Redeemed	(8,268)	(11,219)	(13,071)	(16,145)
Change in Class B Shares	1,742	254	293	(1,733)
Class C
Issued	9,757	7,101	615,455	564,463
Reinvested	126	87	19,872	18,453
Redeemed	(5,493)	(6,301)	(513,572)	(631,020)
Change in Class C Shares	4,390	887	121,755	(48,104)

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Prime Money Market Fund		Liquid Assets Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Institutional Class
Issued	296,065,849	237,553,985	7,830,825	7,368,275
Reinvested	735,073	529,426	68,410	70,477
Redeemed	(293,854,229)	(233,774,190)	(8,357,560)	(7,651,647)
Change in Institutional Class Shares	2,946,693	4,309,221	(458,325)	(212,895)
Reserve
Issued	426,062,650	57,801,715	472,466,344	420,949,560
Reinvested	4,802	6,518	3,939	4,327
Redeemed	(424,627,710)	(57,791,554)	(471,979,685)	(422,056,777)
Change in Reserve Shares	1,439,742	16,679	490,598	(1,102,890)
Investor
Issued	—	—	2,320,265	2,317,378
Reinvested	—	—	9,749	4,600
Redeemed	—	—	(3,426,089)	(2,166,481)
Change in Investor Shares	—	—	(1,096,075)	155,497
Cash Management
Issued	2,717,056	421,996	—	—
Reinvested	4,212	1,910	—	—
Redeemed	(2,426,293)	(478,372)	—	—
Change in Cash Management Shares	294,975	(54,466)	—	—
Capital
Issued	668,115,229	644,829,243	33,744,387	17,606,861
Reinvested	1,430,816	755,680	89,729	56,455
Redeemed	(665,062,945)	(636,077,741)	(33,056,737)	(17,631,511)
Change in Capital Shares	4,483,100	9,507,182	777,379	31,805
Service
Issued	—	—	— (a)	— (a)
Reinvested	—	—	1	1
Redeemed	—	—	— (a)	— (a)
Change in Service Shares	—	—	1	1

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   91

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$464,674,127	$320,733,869	$284,592,007	$122,096,434
Dividends and distributions reinvested	38,993	38,130	18,898	24,010
Cost of shares redeemed	(464,601,322)	(320,175,175)	(284,581,530)	(121,086,120)
Change in net assets from Morgan capital transactions	$111,798	$596,824	$29,375	$1,034,324
Premier
Proceeds from shares issued	$167,128,837	$168,917,097	$26,019,652	$10,775,455
Dividends and distributions reinvested	41,992	30,396	18,082	15,339
Cost of shares redeemed	(166,938,340)	(169,281,296)	(26,329,341)	(10,531,544)
Change in net assets from Premier capital transactions	$232,489	$(333,803)	$(291,607)	$259,250
Agency
Proceeds from shares issued	$112,355,236	$86,001,530	$14,950,152	$11,241,927
Dividends and distributions reinvested	153,419	127,447	20,067	27,698
Cost of shares redeemed	(111,230,939)	(85,755,462)	(14,847,557)	(11,267,534)
Change in net assets from Agency capital transactions	$1,277,716	$373,515	$122,662	$2,091
Class B
Proceeds from shares issued	$—	$—	$822	$774
Dividends and distributions reinvested	—	—	50	69
Cost of shares redeemed	—	—	(858)	(1,133)
Change in net assets from Class B capital transactions	$—	$—	$14	$(290)
Class C
Proceeds from shares issued	$—	$—	$211,503	$51,726
Dividends and distributions reinvested	—	—	1,999	1,142
Cost of shares redeemed	—	—	(147,997)	(45,990)
Change in net assets from Class C capital transactions	$—	$—	$65,505	$6,878

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares issued	$34,635,374	$16,664,731	$26,923,520	$12,603,553
Dividends and distributions reinvested	126,900	70,177	86,992	33,824
Cost of shares redeemed	(29,804,411)	(16,983,287)	(21,946,445)	(15,779,030)
Change in net assets from Institutional Class capital transactions	$4,957,863	$(248,379)	$5,064,067	$(3,141,653)
Reserve
Proceeds from shares issued	$82,039,901	$128,632,377	$324,670,266	$247,302,603
Dividends and distributions reinvested	416	69	3,269	6,047
Cost of shares redeemed	(82,103,588)	(129,008,689)	(324,318,141)	(247,937,378)
Change in net assets from Reserve capital transactions	$(63,271)	$(376,243)	$355,394	$(628,728)
Investor
Proceeds from shares issued	$—	$—	$4,523,934	$3,620,956
Dividends and distributions reinvested	—	—	6,381	4,023
Cost of shares redeemed	—	—	(5,014,133)	(3,758,038)
Change in net assets from Investor capital transactions	$—	$—	$(483,818)	$(133,059)
Capital
Proceeds from shares issued	$74,703,799	$45,274,162	$—	$—
Dividends and distributions reinvested	197,389	93,461	—	—
Cost of shares redeemed	(66,243,104)	(49,712,631)	—	—
Change in net assets from Capital capital transactions	$8,658,084	$(4,345,008)	$—	$—
Service
Proceeds from shares issued	$249,987	$20	$—	$—
Dividends and distributions reinvested	22	1	—	—
Cost of shares redeemed	(249,773)	(20)	—	—
Change in net assets from Service capital transactions	$236	$1	$—	$—

Total change in net assets from capital transactions	$15,174,915	$(4,333,093)	$4,861,592	$(2,601,187)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	464,674,127	320,733,869	284,592,007	122,096,434
Reinvested	38,993	38,130	18,898	24,010
Redeemed	(464,601,322)	(320,175,175)	(284,581,530)	(121,086,120)
Change in Morgan Shares	111,798	596,824	29,375	1,034,324
Premier
Issued	167,128,837	168,917,097	26,019,652	10,775,455
Reinvested	41,992	30,396	18,082	15,339
Redeemed	(166,938,340)	(169,281,296)	(26,329,341)	(10,531,544)
Change in Premier Shares	232,489	(333,803)	(291,607)	259,250
Agency
Issued	112,355,236	86,001,530	14,950,152	11,241,927
Reinvested	153,419	127,447	20,067	27,698
Redeemed	(111,230,939)	(85,755,462)	(14,847,557)	(11,267,534)
Change in Agency Shares	1,277,716	373,515	122,662	2,091
Class B
Issued	—	—	822	774
Reinvested	—	—	50	69
Redeemed	—	—	(858)	(1,133)
Change in Class B Shares	—	—	14	(290)
Class C
Issued	—	—	211,503	51,726
Reinvested	—	—	1,999	1,142
Redeemed	—	—	(147,997)	(45,990)
Change in Class C Shares	—	—	65,505	6,878

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	U.S. Government Money Market Fund		U.S. Treasury Plus Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Institutional Class
Issued	34,635,374	16,664,731	26,923,520	12,603,553
Reinvested	126,900	70,177	86,992	33,824
Redeemed	(29,804,411)	(16,983,287)	(21,946,445)	(15,779,030)
Change in Institutional Class Shares	4,957,863	(248,379)	5,064,067	(3,141,653)
Reserve
Issued	82,039,901	128,632,377	324,670,266	247,302,603
Reinvested	416	69	3,269	6,047
Redeemed	(82,103,588)	(129,008,689)	(324,318,141)	(247,937,378)
Change in Reserve Shares	(63,271)	(376,243)	355,394	(628,728)
Investor
Issued	—	—	4,523,934	3,620,956
Reinvested	—	—	6,381	4,023
Redeemed	—	—	(5,014,133)	(3,758,038)
Change in Investor Shares	—	—	(483,818)	(133,059)
Capital
Issued	74,703,799	45,274,162	—	—
Reinvested	197,389	93,461	—	—
Redeemed	(66,243,104)	(49,712,631)	—	—
Change in Capital Shares	8,658,084	(4,345,008)	—	—
Service
Issued	249,987	20	—	—
Reinvested	22	1	—	—
Redeemed	(249,773)	(20)	—	—
Change in Service Shares	236	1	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$7,925,705	$4,363,188	$89,097,576	$13,075,840
Dividends and distributions reinvested	6,417	5,913	55,875	51,687
Cost of shares redeemed	(7,871,768)	(4,340,649)	(88,687,512)	(13,147,712)
Change in net assets from Morgan capital transactions	$60,354	$28,452	$465,939	$(20,185)
Premier
Proceeds from shares issued	$3,635,129	$2,661,541	$203,393,487	$107,525,040
Dividends and distributions reinvested	27,179	14,946	20,914	16,165
Cost of shares redeemed	(3,138,318)	(2,828,389)	(202,353,656)	(107,757,670)
Change in net assets from Premier capital transactions	$523,990	$(151,902)	$1,060,745	$(216,465)
Agency
Proceeds from shares issued	$1,541,398	$1,188,597	$11,240,964	$4,683,954
Dividends and distributions reinvested	6,909	3,374	31,192	42,991
Cost of shares redeemed	(1,150,197)	(1,220,469)	(10,521,991)	(5,269,280)
Change in net assets from Agency capital transactions	$398,110	$(28,498)	$750,165	$(542,335)
Institutional Class
Proceeds from shares issued	$34,040,122	$17,625,865	$46,389,524	$14,119,865
Dividends and distributions reinvested	352,147	115,435	134,137	51,119
Cost of shares redeemed	(26,548,151)	(14,315,911)	(36,301,779)	(12,965,567)
Change in net assets from Institutional Class capital transactions	$7,844,118	$3,425,389	$10,221,882	$1,205,417
Reserve
Proceeds from shares issued	$62,876	$18,724	$15,561,788	$1,456,924
Dividends and distributions reinvested	661	60	33,529	312
Cost of shares redeemed	(36,304)	(18,293)	(12,617,505)	(673,942)
Change in net assets from Reserve capital transactions	$27,233	$491	$2,977,812	$783,294
Capital
Proceeds from shares issued	$—	$—	$28,181,961	$7,857,276
Dividends and distributions reinvested	—	—	82,855	22,793
Cost of shares redeemed	—	—	(21,885,930)	(7,877,552)
Change in net assets from Capital capital transactions	$—	$—	$6,378,886	$2,517

Total change in net assets from capital transactions	$8,853,805	$3,273,932	$21,855,429	$1,212,243

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Federal Money Market Fund		100% U.S. Treasury Securities Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	7,925,705	4,363,188	89,097,576	13,075,840
Reinvested	6,417	5,913	55,875	51,687
Redeemed	(7,871,768)	(4,340,649)	(88,687,512)	(13,147,712)
Change in Morgan Shares	60,354	28,452	465,939	(20,185)
Premier
Issued	3,635,129	2,661,541	203,393,487	107,525,040
Reinvested	27,179	14,946	20,914	16,165
Redeemed	(3,138,318)	(2,828,389)	(202,353,656)	(107,757,670)
Change in Premier Shares	523,990	(151,902)	1,060,745	(216,465)
Agency
Issued	1,541,398	1,188,597	11,240,964	4,683,954
Reinvested	6,909	3,374	31,192	42,991
Redeemed	(1,150,197)	(1,220,469)	(10,521,991)	(5,269,280)
Change in Agency Shares	398,110	(28,498)	750,165	(542,335)
Institutional Class
Issued	34,040,122	17,625,865	46,389,524	14,119,865
Reinvested	352,147	115,435	134,137	51,119
Redeemed	(26,548,151)	(14,315,911)	(36,301,779)	(12,965,567)
Change in Institutional Class Shares	7,844,118	3,425,389	10,221,882	1,205,417
Reserve
Issued	62,876	18,724	15,561,788	1,456,924
Reinvested	661	60	33,529	312
Redeemed	(36,304)	(18,293)	(12,617,505)	(673,942)
Change in Reserve Shares	27,233	491	2,977,812	783,294
Capital
Issued	—	—	28,181,961	7,857,276
Reinvested	—	—	82,855	22,793
Redeemed	—	—	(21,885,930)	(7,877,552)
Change in Capital Shares	—	—	6,378,886	2,517

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$85,575,701	$20,898,989	$1,201,980	$1,140,564
Dividends and distributions reinvested	11,471	6,219	8,641	9,256
Cost of shares redeemed	(85,399,846)	(20,800,377)	(1,212,555)	(1,082,925)
Change in net assets from Morgan capital transactions	$187,326	$104,831	$(1,934)	$66,895
Premier
Proceeds from shares issued	$11,010,623	$27,707,596	$927,144	$1,327,555
Dividends and distributions reinvested	17,077	12,570	3,028	2,274
Cost of shares redeemed	(9,027,807)	(31,762,508)	(1,841,156)	(1,199,580)
Change in net assets from Premier capital transactions	$1,999,893	$(4,042,342)	$(910,984)	$130,249
Agency
Proceeds from shares issued	$2,531,641	$2,720,547	$280,924	$164,706
Dividends and distributions reinvested	12,295	11,210	705	789
Cost of shares redeemed	(2,296,572)	(2,888,261)	(278,479)	(194,606)
Change in net assets from Agency capital transactions	$247,364	$(156,504)	$3,150	$(29,111)
Institutional Class
Proceeds from shares issued	$67,235,434	$52,326,990	$5,504,536	$1,706,229
Dividends and distributions reinvested	198,095	155,174	21,880	1,723
Cost of shares redeemed	(63,197,014)	(53,693,999)	(5,115,034)	(1,721,295)
Change in net assets from Institutional Class capital transactions	$4,236,515	$(1,211,835)	$411,382	$(13,343)
Reserve
Proceeds from shares issued	$30,756,453	$7,413,784	$55,519,720	$30,717,550
Dividends and distributions reinvested	8,290	36	256	208
Cost of shares redeemed	(28,150,285)	(2,785,309)	(55,407,731)	(30,777,487)
Change in net assets from Reserve capital transactions	$2,614,458	$4,628,511	$112,245	$(59,729)
Service
Proceeds from shares issued	$—	$—	$— (a)	$— (a)
Dividends and distributions reinvested	—	—	— (a)	— (a)
Cost of shares redeemed	—	—	— (a)	— (a)
Change in net assets from Service capital transactions	$—	$—	$— (a)	$— (a)
E*Trade
Proceeds from shares issued	$—	$—	$890,267	$1,960,200
Dividends and distributions reinvested	—	—	45,105	30,946
Cost of shares redeemed	—	—	(1,055,019)	(575,055)
Change in net assets from E*Trade capital transactions	$—	$—	$(119,647)	$1,416,091
Total change in net assets from capital transactions	$9,285,556	$(677,339)	$(505,788)	$1,511,052

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Tax Free Money Market Fund		Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Morgan
Issued	85,575,701	20,898,989	1,201,969	1,140,564
Reinvested	11,471	6,219	8,641	9,256
Redeemed	(85,399,846)	(20,800,377)	(1,212,555)	(1,082,925)
Change in Morgan Shares	187,326	104,831	(1,945)	66,895
Premier
Issued	11,010,623	27,707,596	927,144	1,327,555
Reinvested	17,077	12,570	3,028	2,274
Redeemed	(9,027,807)	(31,762,508)	(1,840,998)	(1,199,580)
Change in Premier Shares	1,999,893	(4,042,342)	(910,826)	130,249
Agency
Issued	2,531,641	2,720,547	280,922	164,706
Reinvested	12,295	11,210	705	789
Redeemed	(2,296,572)	(2,888,261)	(278,475)	(194,606)
Change in Agency Shares	247,364	(156,504)	3,152	(29,111)
Institutional Class
Issued	67,235,434	52,326,990	5,504,488	1,706,229
Reinvested	198,095	155,174	21,880	1,723
Redeemed	(63,197,014)	(53,693,999)	(5,115,034)	(1,721,295)
Change in Institutional Class Shares	4,236,515	(1,211,835)	411,334	(13,343)
Reserve
Issued	30,756,453	7,413,784	55,519,706	30,717,550
Reinvested	8,290	36	256	208
Redeemed	(28,150,285)	(2,785,309)	(55,407,731)	(30,777,487)
Change in Reserve Shares	2,614,458	4,628,511	112,231	(59,729)
Service
Issued	—	—	— (a)	— (a)
Reinvested	—	—	— (a)	— (a)
Redeemed	—	—	— (a)	— (a)
Change in Service Shares	—	—	— (a)	— (a)
E*Trade
Issued	—	—	890,180	1,960,200
Reinvested	—	—	45,105	30,946
Redeemed	—	—	(1,055,019)	(575,055)
Change in E*Trade Shares	—	—	(119,734)	1,416,091

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.05		$—	(g)	$0.05		$(0.05)	$—		$(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05		—	(g)	0.05		(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(g)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(g)	0.04		(0.04)	—	(g)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(g)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	4.75	%(h)	$7,199,661	0.51%		4.64%	0.52%
1.00	4.79		5,961,657	0.51		4.72	0.53
1.00	1.80		3,995,204	0.51		3.61	0.53
1.00	2.08		3,771,089	0.55		2.05	0.58
1.00	0.59		3,919,246	0.59		0.59	0.63
1.00	0.87		4,627,000	0.59		0.90	0.62

1.00	4.69	(h)	3,322,087	0.60	(i)	4.57	0.63
1.00	4.69		2,783,868	0.59		4.62	0.64
1.00	2.26		1,889,908	0.59		3.56	0.64
1.00	0.84		253,991	0.59		2.36	0.64

1.00	4.48	(h)	3,356,978	0.59		4.38	0.62
1.00	4.65		3,245,121	0.59		4.58	0.63
1.00	2.24		2,648,298	0.59		3.34	0.63
1.00	0.81		2,445,422	0.59		2.26	0.63

1.00	4.02	(h)	1,939,331	0.59		3.95	0.62
1.00	4.62		1,909,921	0.59		4.59	0.63
1.00	2.16		875,609	0.59		3.20	0.64
1.00	0.78		812,795	0.59		2.20	0.62

1.00	4.42		295,739	0.59		4.29	0.62
1.00	4.61		235,377	0.59		4.53	0.63
1.00	1.72		206,926	0.59		3.44	0.64
1.00	1.88		220,885	0.64		1.85	0.72
1.00	0.41		238,643	0.70		0.40	0.79
1.00	0.70		310,996	0.70		0.72	0.79

1.00	3.79	(h)	2,359,306	0.59		3.67	0.62
1.00	4.39		1,893,320	0.59		4.29	0.63
1.00	1.59		1,913,521	0.59		3.18	0.64
1.00	1.75		2,032,558	0.59		1.75	0.66
1.00	0.45		1,868,692	0.59		0.43	0.69
1.00	0.75		2,535,204	0.59		0.77	0.69

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   101

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Morgan (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03		$—	(g)	$0.03		$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—		— (g)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03		—	(g)	0.03		(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—	(g)	(0.03)
July 1, 2005 through February 28, 2006 (e)	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	2.96%		$758,385	0.59%	2.93%	0.62%
1.00	2.97		570,935	0.59	3.00	0.62
1.00	1.15		465,810	0.59	2.37	0.63
1.00	1.43		557,839	0.59	1.43	0.66
1.00	0.48		566,501	0.59	0.48	0.68
1.00	0.69		655,098	0.59	0.72	0.69

1.00	2.99	(h)	313,132	0.59	2.94	0.64
1.00	3.01		315,046	0.59	2.97	0.63
1.00	1.49		248,123	0.59	2.33	0.64
1.00	0.63		36,495	0.59	1.79	0.63

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   103

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.05	$—	(g)	$0.05	$(0.05)	$—		$(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04	—	(g)	0.04	(0.04)	—	(g)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	4.82	%(h)	$9,105,808	0.45%	4.72%	0.47%
1.00	4.85		7,844,932	0.45	4.75	0.48
1.00	1.83		7,450,365	0.45	3.65	0.48
1.00	2.18		8,577,924	0.15	2.22	0.48
1.00	0.73		5,887,641	0.45	0.73	0.47
1.00	1.01		5,411,913	0.45	1.00	0.46

1.00	4.84	(h)	754,089	0.45	4.68	0.48
1.00	4.84		545,911	0.45	4.77	0.49
1.00	2.36		316,397	0.45	3.61	0.49
1.00	0.89		80,814	0.45	2.52	0.52

1.00	4.62	(h)	1,856,533	0.45	4.49	0.47
1.00	4.80		1,624,006	0.45	4.69	0.48
1.00	2.37		1,957,807	0.39	3.56	0.48
1.00	1.79		1,416,600	0.39	1.94	0.44
1.00	0.72		728,456	0.39	0.71	0.39
1.00	1.15		770,196	0.39	1.13	0.39

1.00	4.17	(h)	1,132,622	0.45	4.07	0.47
1.00	4.76		1,424,189	0.45	4.68	0.48
1.00	2.25		1,164,950	0.45	3.36	0.49
1.00	0.83		1,009,503	0.45	2.32	0.47

1.00	4.57		1,128,873	0.45	4.41	0.47
1.00	4.76		604,858	0.45	4.62	0.48
1.00	1.79		756,761	0.45	3.52	0.49
1.00	2.08		1,502,964	0.45	2.13	0.49
1.00	0.66		1,057,504	0.45	0.65	0.48
1.00	0.95		1,214,705	0.45	0.96	0.47

1.00	3.94	(h)	2,352,252	0.45	3.74	0.47
1.00	4.54		1,291,467	0.45	4.45	0.48
1.00	1.69		1,507,936	0.39	3.48	0.49
1.00	1.92		1,010,061	0.41	2.08	0.48
1.00	0.58		564,734	0.46	0.57	0.47
1.00	0.88		488,963	0.46	0.85	0.47

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   105

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03	$—	(g)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Municipal Money Market Fund (e)
Year Ended February 29, 2008	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
July 1, 2005 through February 28, 2006 (f)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Effective February 19, 2005, Class I was renamed as Premier Shares

(f)	The Fund changed its fiscal year end from June 30 to the last day of February.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	3.11%		$4,079,130	0.45%	2.96%	0.47%
1.00	3.10		2,078,846	0.45	3.07	0.47
1.00	1.22		6,120,346	0.45	2.47	0.48
1.00	1.58		4,686,356	0.45	1.57	0.48
1.00	0.62		4,038,922	0.45	0.62	0.47
1.00	0.83		3,429,000	0.45	0.82	0.47

1.00	3.13	(h)	126,250	0.45	3.25	0.49
1.00	3.16		1,037,219	0.45	3.11	0.48
1.00	1.58		906,870	0.45	2.36	0.48
1.00	1.42		827,335	0.45	1.39	0.51
1.00	0.61		867,509	0.45	0.60	0.53
1.00	0.96		1,085,136	0.45	0.96	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   107

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.05	$—	(g)	$0.05	$(0.05)	$—		$(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	5.02	%(h)	$10,640,542	0.26%	4.88%	0.32%
1.00	5.05		10,626,102	0.26	4.95	0.33
1.00	1.93		9,357,166	0.26	3.84	0.33
1.00	2.37		12,406,388	0.26	2.35	0.33
1.00	0.93		11,669,540	0.26	0.92	0.32
1.00	1.20		12,648,000	0.26	1.20	0.31

1.00	5.03	(h)	499,591	0.26	4.86	0.33
1.00	5.03		183,392	0.26	4.94	0.34
1.00	2.49		206,098	0.26	3.68	0.34
1.00	0.96		482,594	0.26	2.68	0.37

1.00	4.82	(h)	5,168,268	0.26	4.65	0.32
1.00	5.00		3,890,478	0.26	4.91	0.33
1.00	2.48		3,516,960	0.24	3.65	0.33
1.00	1.95		4,045,754	0.24	2.55	0.32
1.00	0.87		98,212	0.24	0.86	0.24
1.00	1.30		578,118	0.24	1.14	0.24

1.00	4.37	(h)	1,019,655	0.26	4.13	0.32
1.00	4.96		896,961	0.26	4.85	0.33
1.00	2.38		894,875	0.26	3.55	0.34
1.00	0.89		898,116	0.26	2.52	0.32

1.00	4.77		570,445	0.26	4.47	0.32
1.00	4.96		172,324	0.26	4.82	0.33
1.00	1.89		200,822	0.26	3.74	0.34
1.00	2.27		203,604	0.26	2.17	0.34
1.00	0.85		389,465	0.26	0.85	0.33
1.00	1.14		333,490	0.26	1.20	0.33

1.00	4.13	(h)	1,306,725	0.26	3.94	0.32
1.00	4.74		556,544	0.26	4.63	0.33
1.00	1.77		1,098,879	0.24	3.56	0.34
1.00	2.10		738,403	0.24	2.09	0.33
1.00	0.79		784,065	0.25	0.78	0.32
1.00	1.09		818,000	0.25	1.11	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Agency (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03	$—	(g)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	3.30%		$535,484	0.26%	3.21%	0.32%
1.00	3.31		288,068	0.26	3.26	0.32
1.00	1.31		444,492	0.26	2.63	0.33
1.00	1.77		904,664	0.26	1.74	0.33
1.00	0.81		1,173,270	0.26	0.82	0.32
1.00	1.02		724,817	0.26	1.05	0.33

1.00	3.33	(h)	19,577	0.26	3.20	0.34
1.00	3.35		16,427	0.26	3.22	0.34
1.00	1.71		45,534	0.26	2.71	0.34
1.00	0.75		17	0.26	2.34	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.04		$—	(f)	$0.04		$(0.04)	$1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (excludes sales (charge) (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
4.28	%(g)	$7,903	0.97%		4.18%	1.17%
4.31		6,161	0.97		4.26	1.18
1.57		5,907	0.97		3.16	1.18
1.52		5,690	1.11		1.58	1.23
0.12		8,247	1.06		0.12	1.28
0.25		10,093	1.21		0.27	1.27

4.29	(g)	19,010	0.98	(h)	4.20	1.18
4.30		18,717	0.97		4.23	1.19
2.01		20,450	0.97		2.97	1.19
1.27		26,999	1.01		1.17	1.44
0.15		41,540	1.02		0.15	1.54
0.33		62,581	1.33		0.32	1.55

3.63	(g)	1,542	0.97		3.60	1.17
4.22		1,528	0.97		4.15	1.18
1.90		1,819	0.97		2.82	1.19
1.25		2,358	0.87		1.18	1.42
0.24		2,860	0.82		0.24	1.52
0.31		3,096	1.17		0.31	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.04		$—	(f)	$0.04		$(0.04)	$1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended August 31, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(f)	0.04		(0.04)	1.00
Year Ended February 28, 2007	1.00	0.04		—	(f)	0.04		(0.04)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02		—	(f)	0.02		(0.02)	1.00
Year Ended June 30, 2005	1.00	0.01		—	(f)	0.01		(0.01)	1.00
Year Ended June 30, 2004	1.00	—	(f)	—		—	(f)	— (f)	1.00
Year Ended June 30, 2003	1.00	—	(f)	—		—	(f)	— (f)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (excludes sales (charge) (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
4.28	%(g)	$5,887	0.97%		4.11%	1.17%
4.31		1,497	0.97		4.33	1.17
1.57		611	0.97		3.21	1.18
1.52		387	1.11		1.54	1.23
0.12		661	1.07		0.13	1.28
0.25		564	1.21		0.25	1.27

4.29	(g)	616,746	0.98	(h)	4.17	1.18
4.29		494,963	0.97		4.20	1.19
2.01		543,064	0.97		3.04	1.19
1.27		347,285	0.97		2.06	1.23
0.15		8,284	1.02		0.15	1.52
0.33		9,267	1.33		0.31	1.55

3.63	(g)	93,532	0.97		3.21	1.17
4.22		28,026	0.97		4.18	1.18
1.90		21,148	0.97		2.82	1.19
1.25		27,589	0.96		1.90	1.21
0.24		548	0.83		0.24	1.53
0.31		869	1.19		0.30	1.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.05	$—	(g)	$0.05	$(0.05)	$—		$(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—		0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(g)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(g)	0.05	(0.05)	—	(g)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	5.08	%(h)	$28,355,614	0.20%	4.95%	0.27%
1.00	5.11		25,408,596	0.20	5.01	0.28
1.00	1.96		21,099,369	0.20	3.91	0.28
1.00	2.43		21,516,192	0.20	2.36	0.30
1.00	0.99		26,513,965	0.20	0.99	0.32
1.00	1.27		25,075,000	0.20	1.24	0.31

1.00	5.10	(h)	1,211,750	0.20	5.01	0.28
1.00	5.10		1,670,013	0.20	4.96	0.29
1.00	2.53		1,882,903	0.20	3.77	0.29
1.00	0.98		1,452,881	0.20	2.76	0.32

1.00	4.88	(h)	7,023,964	0.20	4.58	0.26
1.00	5.06		2,065,993	0.20	4.94	0.28
1.00	2.50		2,314,372	0.20	3.76	0.28
1.00	0.94		2,017,162	0.20	2.66	0.28

1.00	4.43	(h)	6,073,940	0.20	3.92	0.27
1.00	5.03		1,009,749	0.20	4.87	0.28
1.00	2.42		4,151,409	0.20	3.72	0.29
1.00	0.92		1,705,565	0.20	2.61	0.27

1.00	4.83		13,536,697	0.20	4.64	0.27
1.00	5.02		5,692,265	0.20	4.95	0.28
1.00	1.92		2,266,888	0.20	3.86	0.23
1.00	2.34		1,817,800	0.20	2.36	0.31
1.00	0.91		1,271,387	0.20	0.90	0.32
1.00	1.20		1,712,000	0.20	1.20	0.32

1.00	4.20	(h)	13,006,895	0.20	3.75	0.27
1.00	4.80		2,784,927	0.20	4.72	0.28
1.00	1.79		1,579,514	0.20	3.59	0.29
1.00	2.14		1,318,264	0.20	2.07	0.30
1.00	0.84		1,976,796	0.20	0.84	0.31
1.00	1.14		1,126,307	0.20	1.08	0.32

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03	$—	(g)	$0.03	$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)
Year Ended August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended August 31, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
Year Ended February 28, 2007	1.00	0.03	—	(g)	0.03	(0.03)	—	(g)	(0.03)
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(g)	0.02	(0.02)	—		(0.02)
February 19, 2005 (f) through June 30, 2005	1.00	0.01	—	(g)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	3.37%		$12,493,562	0.20%	3.27%	0.27%
1.00	3.37		8,255,381	0.20	3.32	0.27
1.00	1.34		9,465,973	0.20	2.69	0.28
1.00	1.83		8,973,878	0.20	1.81	0.30
1.00	0.87		8,684,334	0.20	0.87	0.31
1.00	1.09		6,332,000	0.20	1.05	0.32

1.00	3.39	(h)	647,885	0.20	3.37	0.29
1.00	3.41		236,421	0.20	3.36	0.28
1.00	1.75		249,762	0.20	2.71	0.29
1.00	0.77		84,755	0.20	2.27	0.28

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.04		$—	(h)	$0.04		$(0.04)	$—		$(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(h)	0.02		(0.02)	—		(0.02)
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended August 31, 2004	1.00	—	(h)	—		—	(h)	— (h)	—		— (h)
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Liquid Assets Money Market Fund (e)
Year Ended February 29, 2008	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (f)	1.00	0.02		—	(h)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.02		—		0.02		(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	—	(h)	—		—	(h)	— (h)	—		— (h)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (f)	1.00	0.02		—		0.02		(0.02)	—		(0.02)
February 19, 2005 (g) through June 30, 2005	1.00	0.01		—	(h)	0.01		(0.01)	—		(0.01)

U.S. Treasury Plus Money Market Fund (e)
Year Ended February 29, 2008	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
July 1, 2005 through February 28, 2006 (f)	1.00	0.02		—	(h)	0.02		(0.02)	—		(0.02)
Year Ended June 30, 2005	1.00	0.01		—	(h)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(h)	—		—	(h)	— (h)	—		— (h)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Federal Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(h)	0.02		(0.02)	—		(0.02)
February 19, 2005 (g) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04		—	(h)	0.04		(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04		—	(h)	0.04		(0.04)	—	(h)	(0.04)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(h)	0.02		(0.02)	—		(0.02)
February 19, 2005 (g) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Effective February 19, 2005, Class A was renamed as Reserve Shares

(f)	The Fund changed its fiscal year end from June 30 to the last day of February.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	4.56	%(i)	$1,901,561	0.70%		4.46%	0.72%
1.00	4.59		461,798	0.70		4.49	0.73
1.00	1.71		445,119	0.70		3.45	0.73
1.00	1.92		304,259	0.70		1.92	0.73
1.00	0.48		269,516	0.70		0.48	0.73
1.00	0.76		355,358	0.70		0.76	0.71

1.00	4.57	(i)	1,951,990	0.71	(j)	4.48	0.73
1.00	4.58		1,461,304	0.70		4.41	0.74
1.00	2.19		2,564,187	0.70		3.25	0.74
1.00	1.53		3,569,531	0.75		1.48	0.78
1.00	0.40		4,372,583	0.77		0.40	0.79
1.00	0.89		5,744,025	0.77		0.90	0.80

1.00	4.36	(i)	280,327	0.70		4.30	0.72
1.00	4.54		343,592	0.70		4.37	0.73
1.00	2.17		719,836	0.69		3.23	0.73
1.00	0.77		749,475	0.69		2.19	0.73

1.00	3.91	(i)	1,231,644	0.70		3.85	0.72
1.00	4.50		876,221	0.70		4.36	0.73
1.00	2.08		1,504,955	0.70		3.10	0.74
1.00	1.38		1,737,775	0.74		1.40	0.75
1.00	0.29		1,702,965	0.77		0.29	0.77
1.00	0.73		2,453,050	0.77		0.75	0.78

1.00	4.31		28,485	0.70		4.08	0.72
1.00	4.50		1,251	0.70		4.45	0.73
1.00	1.67		760	0.70		3.30	0.74
1.00	1.21		1,093	0.70		2.65	0.73

1.00	3.68	(i)	3,763,803	0.70		3.33	0.72
1.00	4.27		785,951	0.70		4.37	0.72
1.00	1.54		2,663	0.68		3.21	0.74
1.00	1.11		968	0.68		2.37	0.73

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve (continued)

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Tax Free Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03		$—	(h)	$0.03		$(0.03)	$—		$(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(h)	0.03		(0.03)	—		(0.03)
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(h)	0.01		(0.01)	—		(0.01)
February 19, 2005 (e) through August 31, 2005	1.00	0.01		—		0.01		(0.01)	—		(0.01)

Municipal Money Market Fund (f)
Year Ended February 29, 2008	1.00	0.03		—	(h)	0.03		(0.03)	—	(h)	(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(h)	0.03		(0.03)	—	(h)	(0.03)
July 1, 2005 through February 28, 2006 (g)	1.00	0.01		—	(h)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2005	1.00	0.01		—	(h)	0.01		(0.01)	—		(0.01)
Year Ended June 30, 2004	1.00	—	(h)	—		—	(h)	— (h)	—		— (h)
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	Effective February 19, 2005, Class A was renamed as Reserve Shares

(g)	The Fund changed its fiscal year end from June 30 to the last day of February.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$ 1.00	2.85%		$7,246,804	0.70%	2.75%	0.72%
1.00	2.86		4,631,440	0.70	2.92	0.72
1.00	1.09		2,829	0.70	2.17	0.73
1.00	0.86		2,423	0.70	1.71	0.73

1.00	2.87	(i)	225,916	0.70	2.85	0.74
1.00	2.90		113,653	0.70	2.85	0.73
1.00	1.41		173,362	0.70	2.09	0.73
1.00	1.16		373,788	0.70	1.13	0.76
1.00	0.36		375,729	0.70	0.35	0.78
1.00	0.71		486,778	0.70	0.71	0.78

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Investor

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period
Liquid Assets Money Market Fund (d)
Year Ended February 29, 2008	$1.00	$0.05	$—	(f)	$0.05	$(0.05)	$1.00
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02	—		0.02	(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	1.00

U.S. Treasury Plus Money Market Fund (d)
Year Ended February 29, 2008	1.00	0.04	—	(f)	0.04	(0.04)	1.00
Year Ended February 28, 2007	1.00	0.05	—	(f)	0.05	(0.05)	1.00
July 1, 2005 through February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)	1.00
Year Ended June 30, 2005	1.00	0.02	—	(f)	0.02	(0.02)	1.00
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	1.00
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	Effective February 19, 2005, Class I was renamed as Investor Shares

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
4.77	%(g)	$745,382	0.51%	4.74%	0.53%
4.77		1,841,427	0.51	4.69	0.54
2.32		1,685,923	0.51	3.44	0.54
1.77		1,962,817	0.52	1.58	0.55
0.65		3,898,608	0.52	0.65	0.54
1.15		4,881,506	0.52	1.14	0.55

4.11	(g)	1,370,557	0.51	4.11	0.52
4.70		1,854,344	0.51	4.60	0.53
2.21		1,987,416	0.51	3.27	0.54
1.52		2,509,650	0.52	1.56	0.52
0.55		2,920,637	0.52	0.54	0.52
0.99		3,912,526	0.52	0.99	0.53

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Cash Management

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net asset value, end of period
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.04		$—	(e)	$0.04		$(0.04)	$1.00
Year Ended February 28, 2007	1.00	0.04		—	(e)	0.04		(0.04)	1.00
September 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02		(0.02)	1.00
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	1.00
Year Ended August 31, 2004	1.00	—	(e)	—		—	(e)	— (e)	1.00
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	1.00

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

Ratios/Supplemental data
			Ratios to average net assets (a)
Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
4.28	%(f)	$323,442	0.96%	4.27%	0.97%
4.32		28,464	0.96	4.19	0.98
1.58		82,930	0.96	3.15	0.98
1.66		97,786	0.96	1.67	0.99
0.21		84,565	0.96	0.21	0.99
0.50		544,027	0.95	0.48	0.96

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   127

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Capital

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Prime Money Market Fund
Year Ended February 29, 2008	$1.00	$0.05	$—	(h)	$0.05	$(0.05)	$—		$(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(h)	0.05	(0.05)	—		(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(h)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) through August 31, 2005	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Liquid Assets Money Market Fund
Year Ended February 29, 2008	1.00	0.05	—	(h)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(h)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (f)	1.00	0.03	—	(h)	0.03	(0.03)	—		(0.03)
February 19, 2005 (e) through June 30, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

U.S. Government Money Market Fund (g)
Year Ended February 29, 2008	1.00	0.05	—	(h)	0.05	(0.05)	—		(0.05)
Year Ended February 28, 2007	1.00	0.05	—	(h)	0.05	(0.05)	—		(0.05)
July 1, 2005 through February 28, 2006 (f)	1.00	0.03	—		0.03	(0.03)	—		(0.03)
Year Ended June 30, 2005	1.00	0.02	—	(h)	0.02	(0.02)	—		(0.02)
Year Ended June 30, 2004	1.00	0.01	—		0.01	(0.01)	—		(0.01)
Year Ended June 30, 2003	1.00	0.01	—		0.01	(0.01)	—		(0.01)

100% U.S. Treasury Securities Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(h)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.05	—	(h)	0.05	(0.05)	—	(h)	(0.05)
September 1, 2005 through February 28, 2006 (d)	1.00	0.02	—	(h)	0.02	(0.02)	—		(0.02)
February 19, 2005 (e) through August 31, 2005	1.00	0.01	—		0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year end from August 31 to the last day of February.

(e)	Commencement of offering of class of shares.

(f)	The Fund changed its fiscal year end from June 30 to the last day of February.

(g)	Effective February 19, 2005, Class I was renamed as Capital Shares

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

128   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	5.12	%(i)	$43,128,647	0.16%	4.98%	0.22%
1.00	5.15		38,644,921	0.16	5.06	0.23
1.00	1.98		29,137,733	0.16	3.97	0.23
1.00	1.55		27,693,602	0.16	2.96	0.23

1.00	5.14	(i)	2,441,114	0.16	4.94	0.23
1.00	5.14		1,663,573	0.16	5.02	0.24
1.00	2.56		1,631,764	0.16	3.73	0.24
1.00	0.99		3,102,545	0.16	2.80	0.27

1.00	4.92	(i)	15,643,602	0.16	4.64	0.21
1.00	5.10		6,985,294	0.16	4.94	0.23
1.00	2.54		11,330,299	0.14	3.89	0.23
1.00	2.05		4,529,318	0.14	1.94	0.17
1.00	0.97		7,157,361	0.14	0.96	0.14
1.00	1.40		9,031,960	0.14	1.37	0.14

1.00	4.24	(i)	7,761,701	0.16	3.75	0.22
1.00	4.84		1,382,765	0.16	4.72	0.23
1.00	1.82		1,380,249	0.14	3.61	0.24
1.00	1.40		1,670,983	0.14	2.64	0.23

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   129

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Service

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains		Total distributions
Liquid Assets Money Market Fund
Year Ended February 29, 2008	$1.00	$0.04	$—	(f)	$0.04	$(0.04)	$—		$(0.04)
Year Ended February 28, 2007	1.00	0.04	—	(f)	0.04	(0.04)	—		(0.04)
July 15, 2005 (d) through February 28, 2006 (e)	1.00	0.02	—	(f)	0.02	(0.02)	—		(0.02)

U.S. Government Money Market Fund
Year Ended February 29, 2008	1.00	0.04	—	(f)	0.04	(0.04)	—		(0.04)
Year Ended February 28, 2007	1.00	0.04	—	(f)	0.04	(0.04)	—		(0.04)
July 15, 2005 (d) through February 28, 2006 (e)	1.00	0.02	—		0.02	(0.02)	—		(0.02)

Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.02	—	(f)	0.02	(0.02)	—	(f)	(0.02)
Year Ended February 28, 2007	1.00	0.03	—	(f)	0.03	(0.03)	—	(f)	(0.03)
July 15, 2005 (d) through February 28, 2006 (e)	1.00	0.01	—	(f)	0.01	(0.01)	—		(0.01)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	Commencement of offering of class of shares.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

130   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	4.23	%(g)	$17	1.04%	4.14%	1.08%
1.00	4.27		16	1.00	4.19	1.09
1.00	1.89		15	1.00	3.00	1.10

1.00	4.01	(g)	252	1.05	3.00	1.06
1.00	4.23		16	1.00	4.15	1.07
1.00	1.87		15	1.00	2.97	1.09

1.00	2.53	(g)	16	1.04	2.49	1.09
1.00	2.59		15	1.00	2.55	1.09
1.00	1.16		15	1.00	1.85	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   131

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains		Total distributions
Municipal Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03		$—	(f)	$0.03		$(0.03)	$—	(f)	$(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)	—	(f)	(0.03)
January 17, 2006 (d) through February 28, 2006 (e)	1.00	—	(f)	—		—	(f)	— (f)	—		— (f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	Commencement of offering of class of shares.

(e)	The Fund changed its fiscal year end from June 30 to the last day of February.

(f)	Amount rounds to less than $0.01.

(g)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

132   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits
$1.00	2.57	%(g)	$1,603,907	1.00%	2.55%	1.09%
1.00	2.59		1,723,433	1.00	2.60	1.08
1.00	0.25		307,366	1.00	2.11	1.09

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 8 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Prime Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Cash Management and Capital	JPM I
Liquid Assets Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve, Investor, Capital and Service	JPM II
U.S. Government Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve, Capital and Service	JPM II
U.S. Treasury Plus Money Market Fund	Morgan, Premier, Agency, Class B, Class C, Institutional Class, Reserve and Investor	JPM II
Federal Money Market Fund	Morgan, Premier, Agency, Institutional Class and Reserve	JPM I
100% U.S. Treasury Securities Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve and Capital	JPM I
Tax Free Money Market Fund	Morgan, Premier, Agency, Institutional Class and Reserve	JPM I
Municipal Money Market Fund	Morgan, Premier, Agency, Institutional Class, Reserve, Service and E*Trade	JPM II

Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Morgan Shares after eight years. No sales charges are assessed with respect to the Morgan, Premier, Agency, Institutional Class, Reserve, Cash Management, Capital, Investor, Service and E*Trade Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

Certain Funds may hold funding agreements which are contracts that obligate the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser and which may also guarantee the return of principal. Because the funding agreements are not traded, they are generally classified as illiquid securities and are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations are generally based on the creditworthiness of the funding agreement’s issuer. It is possible that the estimated values may differ from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

	Market Value	Percentage
Prime Money Market Fund	$5,785,837	5.75%
Liquid Assets Money Market Fund	805,939	6.97
U.S. Government Money Market Fund	1,650,000	4.95

134   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

C.  Repurchase Agreements — Certain Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Securities Lending — To generate additional income, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may lend up to 33 1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB, acting as agent for the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent. Liquid Assets Money Market Fund and U.S. Government Money Market Fund will simultaneously seek to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Liquid Assets Money Market Fund and U.S. Government Money Market Fund retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the 100% U.S. Treasury Securities Money Market Fund. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. For the year ended February 29, 2008, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively. Effective March 1, 2008, JPMCB voluntarily reduced its fee to (i) 0.03% for each loan of U.S. securities and (ii) 0.09% for each loan of non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 29, 2008, the following Funds had securities with the following market values on loan, received the following collateral and for the year ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Market Value of Loaned Securities	Market Value of Collateral	Lending Agent Fees Paid
U.S. Government Money Market Fund	$—	$—	$—	(b)
100% U.S. Treasury Securities Money Market Fund (a)	6,625,930	6,759,749	2,317

(a)	Collateral was received in the form of U.S. Treasury Securities, which the Fund cannot sell or repledge, and accordingly, are not reflected in the Fund’s assets and liabilities.

(b)	Amount rounds to less than $1,000.

E.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

F.  Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   135

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

G.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact on the Funds’ financial statements.

H.  Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Federal Money Market Fund	$—	$6	$(6)
Tax Free Money Market Fund	—	2,557	(2,557)

The reclassifications for the Funds relate primarily to differences in the character for tax purposes of distributions.

I.  Recent Accounting Pronouncements — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P. Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market and Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services are paid a fee. Each Advisor’s fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisors or their affiliates.

As of February 29, 2008, there were no waivers/reimbursements resulting from investments in the money market funds.

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all

136   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

money market funds in the JPMorgan Fund Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 29, 2008, the annual effective rate of each Fund’s average daily net assets was as follows:

Prime Money Market Fund	0.08%
Liquid Assets Money Market Fund	0.08
U.S. Government Money Market Fund	0.07
U.S. Treasury Plus Money Market Fund	0.08
Federal Money Market Fund	0.07
100% U.S. Treasury Securities Money Market Fund	0.07
Tax Free Money Market Fund	0.08
Municipal Money Market Fund	0.08

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan, Class B, Class C, Reserve, Cash Management, Service and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier, Agency, Institutional Class, Investor and Capital Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Class B	Class C	Reserve	Cash Management	Service	E*Trade
Prime Money Market Fund	n/a	0.75%	0.75%	0.25%	0.50%	n/a	n/a
Liquid Assets Money Market Fund	0.10%	0.75	0.75	0.25	n/a	0.60%	n/a
U.S. Government Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	n/a
U.S. Treasury Plus Money Market Fund	0.10	0.75	0.75	0.25	n/a	n/a	n/a
Federal Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Tax Free Money Market Fund	0.10	n/a	n/a	0.25	n/a	n/a	n/a
Municipal Money Market Fund	0.10	n/a	n/a	0.25	n/a	0.60	0.60%

In addition, the Distributor is entitled to receive the CDSC from redemptions of Class B and Class C Shares. For the year ended February 29, 2008, the Distributor retained the following amounts (in thousands):

CDSC
Prime Money Market Fund	$47
Liquid Assets Money Market Fund	44
U.S. Treasury Plus Money Market Fund	3

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional Class
Prime Money Market Fund	0.35%	0.30%	0.15%	0.25%	0.25%	0.10%
Liquid Assets Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
U.S. Government Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
U.S. Treasury Plus Money Market Fund	0.35	0.30	0.15	0.25	0.25	0.10
Federal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
100% U.S. Treasury Securities Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Tax Free Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10
Municipal Money Market Fund	0.35	0.30	0.15	n/a	n/a	0.10

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   137

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

	Reserve	Investor	Cash Management	Capital	Service	E*Trade
Prime Money Market Fund	0.30%	n/a	0.30%	0.05%	n/a	n/a
Liquid Assets Money Market Fund	0.30	0.35%	n/a	0.05	0.30%	n/a
U.S. Government Money Market Fund	0.30	n/a	n/a	0.05	0.30	n/a
U.S. Treasury Plus Money Market Fund	0.30	0.35	n/a	n/a	n/a	n/a
Federal Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
100% U.S. Treasury Securities Money Market Fund	0.30	n/a	n/a	0.05	n/a	n/a
Tax Free Money Market Fund	0.30	n/a	n/a	n/a	n/a	n/a
Municipal Money Market Fund	0.30	n/a	n/a	n/a	0.30	0.30%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Agency	Class B	Class C	Institutional Class
Prime Money Market Fund	0.52%	0.45%	0.26%	0.97%	0.97%	0.20%
Liquid Assets Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
U.S. Government Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
U.S. Treasury Plus Money Market Fund	0.59	0.45	0.26	0.97	0.97	0.20
Federal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
100% U.S. Treasury Securities Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Tax Free Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20
Municipal Money Market Fund	0.59	0.45	0.26	n/a	n/a	0.20

	Reserve	Investor	Cash Management	Capital	Service		E*Trade
Prime Money Market Fund	0.70%	n/a	0.96%	0.16%	n/a		n/a
Liquid Assets Money Market Fund	0.70	0.51%	n/a	0.16	1.05	%*	n/a
U.S. Government Money Market Fund	0.70	n/a	n/a	0.16	1.05	*	n/a
U.S. Treasury Plus Money Market Fund	0.70	0.51	n/a	n/a	n/a		n/a
Federal Money Market Fund	0.70	n/a	n/a	n/a	n/a		n/a
100% U.S. Treasury Securities Money Market Fund	0.70	n/a	n/a	0.16	n/a		n/a
Tax Free Money Market Fund	0.70	n/a	n/a	n/a	n/a		n/a
Municipal Money Market Fund	0.70	n/a	n/a	n/a	1.05	*	1.00%

*	Prior to July 1, 2007, the contractual expense limitation was 1.00%.

The contractual expense limitation agreements were in effect for the year ended February 29, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the year ended February 29, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

138   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Contractual Waivers
	Administration	Shareholder Servicing	Total
Prime Money Market Fund	$4,546	$44,019	$48,565
Liquid Assets Money Market Fund	1,797	4,068	5,865
U.S. Government Money Market Fund	2,938	6,814	9,752
U.S. Treasury Plus Money Market Fund	805	3,151	3,956
Federal Money Market Fund	690	5,798	6,488
100% U.S. Treasury Securities Money Market Fund	2,774	5,368	8,142
Tax Free Money Market Fund	961	8,067	9,028
Municipal Money Market Fund	1,391	1,382	2,773

	Voluntary Waivers
	Administration	Total
Prime Money Market Fund	$337	$337

The Payment by affiliate amount shown in the Statement of Operations represents a payment received by the Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Municipal Money Market Fund from their Advisor. This payment results from the resolution of a Securities and Exchange Commission (the “SEC”) inquiry relating to the relationship of Banc One Investment Advisors Corporation (BOIA) (now known as JPMIA) with The One Group Services Company (“TOGSC”), a wholly owned subsidiary of BISYS Group, Inc., in connection with TOGSC’s provision of administration services for these Funds. TOGSC served as the Funds’ or their predecessors’ Administrator until November 2000.

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the year, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party brokers/dealers. For the year ended February 29, 2008, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisors.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Class Specific Expenses

The Funds’ class specific expenses for the year ended February 29, 2008 were as follows (amounts in thousands):

	Distribution	Shareholder Servicing
Prime Money Market Fund
Morgan	$—	$23,552
Premier	—	28,430
Agency	—	14,999
Class B	49	16
Class C	27	9
Institutional Class	—	25,155
Reserve	4,559	5,471
Cash Management	2,259	1,355
Capital	—	22,820
	$6,894	$121,807

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   139

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

	Distribution		Shareholder Servicing
Liquid Assets Money Market Fund
Morgan	$2,914		$10,199
Premier	—		1,647
Agency	—		532
Class B	129		43
Class C	3,583		1,194
Institutional Class	—		1,542
Reserve	4,951		5,941
Investor	—		3,825
Capital	—		1,189
Service	—	(a)	—	(a)
	$11,577		$26,112
U.S. Government Money Market Fund
Morgan	$3,372		$11,801
Premier	—		5,721
Agency	—		5,997
Institutional Class	—		3,688
Reserve	843		1,011
Capital	—		3,792
Service	4		2
	$4,219		$32,012
U.S. Treasury Plus Money Market Fund
Morgan	$1,925		$6,737
Premier	—		4,224
Agency	—		1,184
Class B	11		4
Class C	468		156
Institutional Class	—		3,350
Reserve	3,481		4,177
Investor	—		5,564
	$5,885		$25,396
Federal Money Market Fund
Morgan	$228		$796
Premier	—		2,446
Agency	—		410
Institutional Class	—		9,221
Reserve	42		51
	$270		$12,924
100% U.S. Treasury Securities Money Market Fund
Morgan	$2,253		$7,888
Premier	—		5,560
Agency	—		1,370
Institutional Class	—		6,474
Reserve	6,186		7,423
Capital	—		1,925
	$8,439		$30,640
Tax Free Money Market Fund
Morgan	$818		$2,862
Premier	—		7,939
Agency	—		632
Institutional Class	—		11,437
Reserve	14,140		16,969
	$14,958		$39,839

140   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Distribution		Shareholder Servicing
Municipal Money Market Fund
Morgan	$298		$1,042
Premier	—		1,457
Agency	—		34
Institutional Class	—		870
Reserve	627		752
Service	—	(a)	—	(a)
E*Trade	10,620		5,310
	$11,545		$9,465

(a)	Amount rounds to less than $1,000.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
100% U.S. Treasury Securities Money Market Fund	$30,471,822	$—	$5	$(5)

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long-Term Capital Gains	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,854,925	$—	$—	$4,854,925
Liquid Assets Money Market Fund	530,905	—	—	530,905
U.S. Government Money Market Fund	952,220	—	—	952,220
U.S. Treasury Plus Money Market Fund	417,354	—	—	417,354
Federal Money Market Fund	485,197	—	—	485,197
100% U.S. Treasury Securities Money Market Fund	656,113	—	—	656,113
Tax Free Money Market Fund	8,286	1,291	634,923	644,500
Municipal Money Market Fund	554	—	106,181	106,735

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Total Distributions Paid
Prime Money Market Fund	$4,104,028	$—	$4,104,028
Liquid Assets Money Market Fund	473,880	—	473,880
U.S. Government Money Market Fund	875,433	—	875,433
U.S. Treasury Plus Money Market Fund	450,120	—	450,120
Federal Money Market Fund	237,630	—	237,630
100% U.S. Treasury Securities Money Market Fund	376,076	—	376,076
Tax Free Money Market Fund	1,560	483,197	484,757
Municipal Money Market Fund	498	84,980	85,478

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   141

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Current Distributable Tax Exempt Income	Unrealized Appreciation (Depreciation)
Prime Money Market Fund	$114,549	$—	$—	$—
Liquid Assets Money Market Fund	9,549	—	—	—
U.S. Government Money Market Fund	25,605	—	—	—
U.S. Treasury Plus Money Market Fund	10,943	—	—	—
Federal Money Market Fund	5,973	—	—	—
100% U.S. Treasury Securities Money Market Fund	21,690	—	—	(5)
Tax Free Money Market Fund	—	—	25,670	—
Municipal Money Market Fund	364	117	325	—

The cumulative timing differences primarily consist of distributions payable, deferred compensation, post October loss deferrals (100% U.S. Treasury Securities Money Market Fund) and wash sale loss deferrals (100% U.S. Treasury Securities Money Market Fund).

During the year ended February 29, 2008, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Prime Money Market Fund	$20
Liquid Assets Money Market Fund	4
U.S. Government Money Market Fund	1
Tax Free Money Market Fund	1,089

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 29, 2008, the 100% U.S. Treasury Securities Money Market Fund deferred to March 1, 2008 post October capital losses of approximately $289,000.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

As of February 29, 2008, the Liquid Assets Money Market Fund had no outstanding loans from another fund. Average loans for the year ended February 29, 2008, were as follows (amounts in thousands):

	Average Loans	Average Number of Days Outstanding	Interest Earned
Liquid Assets Money Market Fund	$3,744	2	$324

Interest earned, if any, as a result of lending money to another fund as of February 29, 2008 is included in Income from interfund lending (net) in the Statement of Operations.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2008, or at any time during the year then ended.

142   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The Municipal Money Market Fund and Tax Free Money Market Fund invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region.

The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

8. Legal Matters

On June 29, 2004, BOIA, now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the SEC Order) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Fnds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPM II, any series thereof, the JPMorgan Prime Money Market Fund and the JPMorgan 100% U.S. Treasury Securities Money Market Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   143

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders
of JPMorgan Trust I and JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Prime Money Market Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan Tax Free Money Market Fund and JPMorgan Municipal Money Market Fund (hereafter collectively referred to as the “Funds”) at February 29, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

144   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	145	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   145

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	145	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except Mr. Reid for whom it is age 78.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (145 funds).

(3)	Roland R. Eppley, Jr. retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

146   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Elizabeth A. Davin (1964),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to February 14, 2008, Ms. Davin was an Assistant Secretary.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   147

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at September 1, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Prime Money Market Fund
Morgan
Actual	$1,000.00	1,022.20	2.56	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51
Premier
Actual	1,000.00	1,022.50	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,023.50	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Class B
Actual	1,000.00	1,019.90	4.87	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Class C
Actual	1,000.00	1,019.90	4.87	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Institutional Class
Actual	1,000.00	1,023.80	1.01	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,021.20	3.52	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Cash Management
Actual	1,000.00	1,019.90	4.82	0.96
Hypothetical	1,000.00	1,020.09	4.82	0.96

148   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Beginning Account Value September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Capital
Actual	$1,000.00	$1,024.00	$0.81	0.16%
Hypothetical	1,000.00	1,024.07	0.81	0.16

Liquid Assets Money Market Fund
Morgan
Actual	1,000.00	1,021.90	2.97	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,022.60	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,023.60	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Class B
Actual	1,000.00	1,020.00	4.87	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Class C
Actual	1,000.00	1,020.00	4.87	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Institutional Class
Actual	1,000.00	1,023.90	1.01	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,021.30	3.52	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Investor
Actual	1,000.00	1,022.30	2.56	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51
Capital
Actual	1,000.00	1,024.10	0.81	0.16
Hypothetical	1,000.00	1,024.07	0.81	0.16
Service
Actual	1,000.00	1,019.50	5.32	1.06
Hypothetical	1,000.00	1,019.59	5.32	1.06

U.S. Government Money Market Fund
Morgan
Actual	1,000.00	1,020.20	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,020.90	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,021.90	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,022.20	1.01	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,019.60	3.51	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   149

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Capital
Actual	$1,000.00	$1,022.40	$0.80	0.16%
Hypothetical	1,000.00	1,024.07	0.81	0.16
Service
Actual	1,000.00	1,017.80	5.27	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05

U.S. Treasury Plus Money Market Fund
Morgan
Actual	1,000.00	1,016.70	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,017.50	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,018.40	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Class B
Actual	1,000.00	1,014.80	4.86	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Class C
Actual	1,000.00	1,014.80	4.86	0.97
Hypothetical	1,000.00	1,020.04	4.87	0.97
Institutional Class
Actual	1,000.00	1,018.70	1.00	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,016.20	3.51	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Investor
Actual	1,000.00	1,017.20	2.56	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

100% U.S. Treasury Securities Money Market
Morgan
Actual	1,000.00	1,015.40	2.96	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,016.10	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,017.10	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,017.40	1.00	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,014.80	3.51	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Capital
Actual	1,000.00	1,017.60	0.80	0.16
Hypothetical	1,000.00	1,024.07	0.81	0.16

150   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Beginning Account Value September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio

Federal Money Market Fund
Morgan
Actual	$1,000.00	$1,020.00	$2.96	0.59%
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,020.70	2.26	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,021.70	1.31	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,022.00	1.01	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,019.50	3.51	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

Tax Free Money Market Fund
Morgan
Actual	1,000.00	1,013.60	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,014.30	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,015.20	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,015.50	1.00	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,013.00	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

Municipal Money Market Fund
Morgan
Actual	1,000.00	1,013.60	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,014.30	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Agency
Actual	1,000.00	1,015.30	1.30	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Institutional Class
Actual	1,000.00	1,015.60	1.00	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20
Reserve
Actual	1,000.00	1,013.10	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   151

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Service
Actual	$1,000.00	$1,011.30	$5.30	1.06%
Hypothetical	1,000.00	1,019.59	5.32	1.06
E*Trade
Actual	1,000.00	1,011.60	5.00	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

152   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns for the calendar year ending December 31, 2008 will be received under separate cover.

For the fiscal year ended February 29, 2008, the Funds designate the following amounts of ordinary distributions paid during the Fund’s fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Prime Money Market Fund	$4,047,863
U.S. Government Money Market Fund	946,122
U.S. Treasury Plus Money Market Fund	416,167
Federal Money Market Fund	482,516
100% U.S. Treasury Securities Money Market Fund	628,668

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 29, 2008:

Exempt Distributions Paid
Tax Free Money Market Fund	98.91%
Municipal Money Market Fund	99.52

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2008:

Income From U.S. Treasury Obligations
U.S. Government Money Market Fund	34.25%
U.S. Treasury Plus Money Market Fund	8.64
Federal Money Market Fund	100.00
100% U.S. Treasury Securities Money Market Fund	98.88

For the fiscal year ended February 29, 2008, the Municipal Money Market Fund designates approximately $283,000 of ordinary distributions paid during the Fund’s fiscal year that are from qualified short-term capital gains.

Long-Term Capital Gain Designation — 15%

The Tax Free Money Market Fund hereby designates approximately $1,291,000 as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2008.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   153

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to its Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. February 2008.	AN-MMKT-208

ANNUAL REPORT FEBRUARY 29, 2008

JPMorgan Funds

Money
Market
Funds

JPMorgan California Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Municipal Money Market Fund	2
JPMorgan Michigan Municipal Money Market Fund	3
JPMorgan New York Municipal Money Market Fund	4
JPMorgan Ohio Municipal Money Market Fund	5
Schedules of Portfolio Investments	6
Financial Statements	27
Financial Highlights	34
Notes to Financial Statements	42
Report of Independent Registered Public Accounting Firm	48
Trustees	49
Officers	51
Schedule of Shareholder Expenses	52
Tax Letter	54

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although a Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted, as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Money Market Funds for the 12-month period ended February 29, 2008. Inside, you’ll find in-depth information on certain of the Funds.

“Despite market volatility, disarray
in the credit and sub-prime
mortgage markets, increased risk
aversion and decelerating economic
growth, the U.S. taxable bond
market significantly outperformed
the stock market, with higher-
quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned –3.60%.

The risk aversion in U.S. markets was absent from the foreign stage, as emerging-market bonds continued to perform well. In addition, fixed income returns in developed markets offered strong returns in the period. In general, government bond markets continued to make progress due to the weakening outlook for equities in the face of an economic slowdown. Despite the decelerating economy, there was a spike in headline consumer price index inflation data, caused by strong commodity prices (particularly food and oil), which was most notable in the United States and euro zone.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector (non-Treasury segments) yields began increasing due to unease about quality in the leveraged and sub-investment-grade mortgage loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Liquidity concerns in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, and the credit ratings of several monoline insurers suffered, further depressing market sentiment.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Federal Reserve (Fed) adopted an easing campaign, while the federal government announced a stimulus plan that would send rebate checks to millions of U.S. homes.

The Fed’s actions cut interest rates by 225 basis points (bps) during the period and pushed money market yields lower throughout the year. The fed funds target ended the 12-month period at 3.00%.

The Fed’s rate cuts resulted from a shift in sentiment regarding economic growth and inflation, with the central bank’s latest policy statements indicating a greater concern about a slowing economy than the potential for rising inflation. Previously, the Fed had stated that inflation was the greater threat and the reason it kept the fed funds target unchanged at 5.25% from June 29, 2006, through September 18, 2007.

Treasury yields

As the period progressed, the government segments of the fixed income market provided more stability for investors than the volatile stock market and spread sectors (non-Treasury segments) of the bond market. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield securities were the worst, as investors scaled back their appetites for risk.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   1

JPMorgan California Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS
Objective	Highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity*
Primary Investment	California short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan and E*Trade
Net Assets as of 2/29/2008	$995.7 Million
Average Maturity	16 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	9.0%
2–7 days	77.7
8–30 days	1.5
31–60 days	4.0
61–90 days	2.2
91–180 days	4.6
181+ days	1.0

7-DAY SEC YIELD (1)

Morgan Shares	2.39%
E*Trade Shares	1.93

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.31% and 1.85% for Morgan Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan California Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

2   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Michigan Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Michigan, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/29/2008	$132.3 Million
Average Maturity	23 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	13.4%
2–7 days	69.8
8–30 days	0.0
31–60 days	4.4
61–90 days	6.4
91–180 days	3.7
181+ days	2.3

7-DAY SEC YIELD (1)

Morgan Shares	2.45%
Premier Shares	2.59
Reserve Shares	2.33

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.31%, 2.46% and 2.20% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan Michigan Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   3

JPMorgan New York Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS
Objective
Highest possible level of current income which is excluded from gross income and exempt from New York State and New York
City personal income taxes, while still preserving capital and maintaining liquidity*

Primary Investment	New York short-term municipal obligations
Suggested investment time frame	Short-term
Share classes offered	Morgan, Reserve and E*Trade
Net Assets as of 2/29/2008	$1.9 Billion
Average Maturity	31 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	11.9%
2–7 days	72.1
8–30 days	0.6
31–60 days	0.7
61–90 days	1.1
91–180 days	10.4
181+ days	3.2

7-DAY SEC YIELD (1)

Morgan Shares	2.37%
Reserve Shares	2.26
E*Trade Shares	1.96

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Reserve Shares and E*Trade Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.35%, 2.25% and 1.90% for Morgan Shares, Reserve Shares and E*Trade Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan New York Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

4   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan Ohio Municipal Money Market Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS
Objective	Seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal*
Primary Investment	High-quality short-term municipal securities issued in Ohio, which provide tax-exempt income
Suggested investment time frame	Short-term
Share classes offered	Morgan, Premier and Reserve
Net Assets as of 2/29/2008	$81.0 Million
Average Maturity	17 days
S&P rating	Not Rated
Moody’s rating	Not Rated
NAIC rating	Not Rated

*	A portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

MATURITY SCHEDULE **

1 day	16.9%
2–7 days	75.1
8–30 days	4.9
31–60 days	0.0
61–90 days	0.0
91–180 days	0.0
181+ days	3.1

7-DAY SEC YIELD (1)

Morgan Shares	2.59%
Premier Shares	2.74
Reserve Shares	2.48

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111 (retail investors) or 1-800-766-7722 (institutional investors).

An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1)	The yield for Morgan Shares, Premier Shares and Reserve Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 2.39%, 2.55% and 2.29% for Morgan Shares, Premier Shares and Reserve Shares, respectively.

**	Percentages based on total market value of investments.

A list of prior-day portfolio holdings of the JPMorgan Ohio Municipal Money Market Fund is available upon request. Please contact your JPMorgan representative to obtain further information regarding this facility and information on holdings.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   5

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 9.1% (n)
	California — 9.1%
33,400	California State Department of Water Resources, 2.20%, 04/07/08	33,400
15,000	Chino Basin Regional Financing Authority, Inland Empire Utilities, LOC: State Street Bank & Trust Co., 2.62%, 05/05/08	15,000
5,000	Kings River Conservation, 0.85%, 03/07/08	5,000
15,000	Los Angeles County Metropolitan Transportation Authority, 3.32%, 03/13/08	15,000
6,500	Olcese Water, 1.95%, 05/06/08	6,500
8,000	Riverside County, California Transportation Authority Commission, 3.32%, 03/04/08	8,000
5,000	San Diego County Water Authority, 3.35%, 03/03/08	5,000
3,000	San Francisco City & County Public Utilities, 1.85%, 03/03/08	3,000
	Total Commercial Paper (Cost $90,900)	90,900
Annual Demand Note — 1.1%
	California — 1.1%
10,275	Eclipse Funding Trust, Solar Eclipse, Series 2007-0039, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.60%, 09/20/08 (Cost $10,275)	10,275
Daily Demand Notes — 9.0%
	California — 9.0%
	California Housing Finance Agency, Home Mortgage,
2,100	Series H, Rev. VRDO, AMT, 4.02%, 03/03/08	2,100
5,000	Series K, Rev., VRDO, AMT, 3.15%, 03/03/08	5,000
1,240	Series M, Rev., VRDO, AMT, 3.13%, 03/03/08	1,240
	California Housing Finance Agency, Multi-Family Housing,
5,500	Series III-A, Rev., VRDO, AMT, 3.87%, 03/03/08	5,500
3,500	Series A, Rev., VRDO, AMT, 4.02%, 03/03/08	3,500
1,855	Series A, Rev., VRDO, Helaba Trust GmbH, 4.02%, 03/03/08	1,855
1,510	Series B, Rev., VRDO, Helaba Trust GmbH, 3.65%, 03/03/08	1,510
1,980	Series D, Rev., VRDO, 3.65%, 03/03/08	1,980
	California Pollution Control Financing Authority, ExxonMobil Project,
200	PCR, VRDO, 3.55%, 03/03/08	200
720	PCR, VRDO, 3.55%, 03/03/08	720
4,470	California Rural Home Mortgage Finance Authority, Series A, Rev., VRDO, AMT, 4.02%, 03/03/08	4,470
	California State Department of Water Resources
9,845	Series B-2, Rev., VRDO, LOC: BNP Paribas, 3.65%, 03/03/08	9,845
6,240	Series B-3, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/03/08	6,240
5,000	Subseries F-5, Rev., VRDO, LOC: Citibank N.A., 3.65%, 03/03/08	5,000
	City of Irvine, Improvement Bond Act of 1915,
2,150	No. 97-17, Special Assessment, VRDO, LOC: State Street Bank & Trust Co., 2.89%, 03/03/08	2,150
1,500	Series A, No. 00-18, Special Assesment, VRDO, LOC: Bank of New York, 2.89%, 03/03/08	1,500
2,075	City of Los Angeles, Multi-Family Housing, Loans to Lender Program, Series A, Rev., VRDO, LOC: FHLB, 3.15%, 03/03/08	2,075
1,800	Irvine Ranch Water District, Capital Improvements Project, COP, DATES, VRDO, LOC: Landesbank Baden, 3.65%, 03/03/08	1,800
200	Irvine Ranch Water District, Consolidated Bonds, Rev., DATES, VRDO, LOC: Landesbank Hessen, 3.60%, 03/03/08	200
8,800	Los Angeles Community Redevelopment Agency, Wilshire Station Apartments, Series A, Rev., VRDO, LOC: Bank of America, N.A., 3.13%, 03/03/08	8,800
1,000	Los Angeles Department of Water & Power, Subseries B-3, Rev., VRDO, 3.00%, 03/03/08	1,000
5,000	Los Angeles Regional Airports Improvement Corp., Sublease, L.A. International Airport, Series LAX-2, Rev., VRDO, LOC: Societe Generale, 3.95%, 03/03/08	5,000
10,947	Los Angeles Unified School District Series 2006, GO, VRDO, FSA, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.50%, 03/03/08	10,947
	Orange County Sanitation District,
1,645	Series A, COP, VRDO, 2.90%, 03/03/08	1,645
1,250	Series B, COP, VRDO, 2.90%, 03/03/08	1,250
300	Southern California Home Financing Authority, Series A, Rev., VRDO, AMT, 4.02%, 03/03/08	300
	State of California, Economic Recovery,
1,450	Series C-1, GO, VRDO, State GTD, 3.63%, 03/03/08	1,450
1,595	Series C-5, GO, VRDO, State GTD, 3.68%, 03/03/08	1,595

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Daily Demand Notes — Continued
	California — Continued
100	State of California, Kindergarten/University Project, Series B-2, GO, VRDO, LOC: Citibank N.A., 2.90%, 03/03/08	100
300	State of California, Municipal Securities Trust Receipts, Series SGA 135, GO, VRDO, AMBAC TCRS, LIQ: Societe Generale, 4.65%, 03/03/08	300
	Total Daily Demand Notes (Cost $89,272)	89,272
Municipal Bonds — 4.5%
	California — 4.0%
5,000	California Communities Note Program, Series A-3, Rev., TRAN, 4.50%, 06/30/08	5,014
10,000	Los Angeles County, GO, TRAN, 4.50%, 06/30/08	10,028
	Sacramento County,
5,000	GO, TRAN, 4.00%, 07/09/08	5,006
5,000	Series A, GO, TRAN, 4.25%, 07/09/08	5,010
15,100	State of California, Rev., RAN, 4.00%, 06/30/08	15,138
		40,196
	Puerto Rico — 0.5%
5,000	Commonwealth of Puerto Rico, Rev., TRAN, 4.25%, 07/30/08	5,017
	Total Municipal Bonds (Cost $45,213)	45,213
Weekly Demand Notes — 74.9%
	California — 62.7%
1,000	Abag Finance Authority for Nonprofit Corps, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/05/08	1,000
29,995	Abag Finance Authority for Nonprofit Corps, P-FLOATS, Series MT 240, Rev., VRDO, LOC: Lloyds TSB Bank plc, LIQ: Merrill Lynch Capital Services, 3.38%, 03/07/08	29,995
10,000	ABN AMRO Munitops Certificate Trust, Non-AMT Trust Certificates, Series 2007-12, Rev., VRDO, FSA, 3.16%, 03/06/08	10,000
315	Alameda-Contra Costa Schools Financing Authority, Capital Improvement Financing Project, Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 3.21%, 03/06/08	315
8,500	Auburn Union School District, COP, VRDO, FSA, 2.85%, 03/06/08	8,500
3,470	California Educational Facilities Authority, San Francisco Conservatory Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.99%, 03/03/08	3,470
1,975	California Health Facilities Financing Authority, Series ROCS-RR-II-R-603CE, Rev., VRDO, LIQ: Citibank N.A., 3.20%, 03/06/08	1,975
10,000	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 2.82%, 03/05/08	10,000
21,000	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 2.86%, 03/05/08	21,000
5,210	California Housing Finance Agency, Multi-Family Housing III, Series G, Rev., VRDO, 3.26%, 03/05/08	5,210
7,000	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 2.96%, 03/06/08	7,000
8,900	California Pollution Control Financing Authority, New United Project, Series A, Rev., VRDO, LOC: Bank Tokyo-Mitsubishi UFJ, 2.95%, 03/06/08	8,900
1,000	California Pollution Control Financing Authority, Sierra Pacific Industries Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.80%, 03/05/08	1,000
2,380	California Pollution Control Financing Authority, U.S. Borax, Inc. Project, Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 3.23%, 03/06/08	2,380
	California State Department of Water Resources,
2,245	Series 358, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.13%, 03/06/08	2,245
2,905	Series C-10, Rev., VRDO, LOC: Landesbank Hessen, 2.90%, 03/07/08	2,905
2,950	California State Department of Water Resources, Power Supply, Series C-12, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.80%, 03/06/08	2,950
	California Statewide Communities Development Authority,
655	COP, VRDO, LOC: Union Bank of California, 2.85%, 03/07/08	655
2,800	Series J, Rev., VRDO, 2.86%, 03/05/08	2,800
8,630	Series ROCS-RR-II R-772CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.33%, 03/06/08	8,630
16,400	Series ROCS-RR-II-R-10248CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	16,400

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   7

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	California — Continued
15,770	Series ROCS-RR-II-R-13021CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.48%, 03/06/08	15,770
1,000	California Statewide Communities Development Authority, Amern Baptist Homes West, Rev., VRDO, LOC: Lasalle Bank N.A., 2.90%, 03/06/08	1,000
475	California Statewide Communities Development Authority, Biola University, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 2.85%, 03/06/08	475
2,300	California Statewide Communities Development Authority, Chabad of California, Rev., VRDO, LOC: Comerica Bank, 2.91%, 03/06/08	2,300
1,000	California Statewide Communities Development Authority, Goodwill of Santa Cruz, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.99%, 03/06/08	1,000
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, VRDO, LOC: Bank of America N.A., 3.00%, 03/05/08	650
1,350	California Statewide Communities Development Authority, IDR, Flambeau Project, VRDO, LOC: Wells Fargo Bank N.A., 3.00%, 03/05/08	1,350
1,395	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, VRDO, LOC: California State Teachers Retirement, 3.00%, 03/05/08	1,395
1,140	California Statewide Communities Development Authority, IDR, LeSaint Project, Series B, VRDO, LOC: PNC Bank N.A., 3.00%, 03/05/08	1,140
1,615	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, VRDO, LOC: Wells Fargo Bank N.A., 3.00%, 03/05/08	1,615
	California Statewide Communities Development Authority, Kaiser Permanente,
3,700	Series A, Rev., VRDO, 2.86%, 03/05/08	3,700
1,000	Series B, Rev., VRDO, 2.86%, 03/05/08	1,000
15,000	Series M, Rev., VRDO, 2.86%, 03/05/08	15,000
	California Statewide Communities Development Authority, MERLOTS,
22,295	Series C-39, Rev., VRDO, FNMA, 3.38%, 03/05/08	22,295
18,395	Series G-01, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.38%, 03/05/08	18,395
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 2.85%, 03/03/08	1,200
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank Of California N.A., 2.98%, 03/06/08	2,000
4,685	City & County of San Francisco, Series 124G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.19%, 03/06/08	4,685
495	City of Fresno, Palm Lake Apartments, Rev., VRDO, LOC: U.S. Bank N.A., 2.80%, 03/05/08	495
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 3.00%, 03/07/08	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.05%, 03/06/08	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.91%, 03/03/08	3,600
975	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.84%, 03/05/08	975
620	City of Los Angeles, Loyola High School Project, Series A, COP, VRDO, LOC: Allied Irish Bank plc, 3.10%, 03/06/08	620
4,000	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev, VRDO, FNMA, LIQ: FNMA, 3.10%, 03/06/08	4,000
3,000	City of Oceanside, Multi-Family Housing, Lakeridge Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.84%, 03/05/08	3,000
7,470	Coast Community College District, Series ROCS RR-II-R-6088, GO, VRDO, FSA, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	7,470
2,000	Colton Redevelopment Agency, Multi-Family Housing, Series 1985-A, Rev., VRDO, LOC: Coast Federal Bank, 2.15%, 03/04/08	2,000
4,610	Contra Costa Community College District, Series ROCS-RR-II-R-548X, GO, VRDO, FSA, LIQ: Citibank N.A., 3.20%, 03/06/08	4,610
8,500	DFA Municipal Trust, Various States, Floating Certificates, Series 05, Rev., VRDO, LOC: Depfa Bank plc, LIQ: Depfa Bank plc, 3.46%, 03/06/08	8,500
3,975	East Side Union High School District-Santa Clara County, MERLOTS, Series B-28, GO, VRDO, MBIA, 3.45%, 03/05/08	3,975

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	California — Continued
8,500	Eastern Municipal Water District, Series A, COP, VRDO, 2.80%, 03/03/08	8,500
8,350	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	8,350
10,700	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, Tax Allocation, VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	10,700
7,235	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-0031, Tax Allocation, VRDO, MBIA, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	7,235
2,980	Fairfield-Suisun Unified School District, Series ROCS-RR-II-R-6019, GO, VRDO, MBIA, LIQ: Citigroup Financial Products, 4.63%, 03/06/08	2,980
	Golden State Tobacco Securitization Corp.,
12,500	Series 2259, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.24%, 03/06/08	12,500
15,000	Series F-C2-Reg D, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.43%, 03/05/08	15,000
4,100	Grant Joint Union High School District, Bridge Funding Program, COP, VRDO, FSA, 2.85%, 03/06/08	4,100
2,100	Hayward Housing Authority, Multi-Family Housing, Barrington Hills, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.84%, 03/05/08	2,100
570	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 2.95%, 03/05/08	570
22,430	Lancaster Redevelopment Agency, Floating Rate Trust Receipts, Series F12J, Rev., VRDO, LIQ: Lehman Brothers Special Financing, 3.43%, 03/05/08	22,430
6,370	Lehman Municipal Trust Receipts, Various States, Series 06-K90, Rev., VRDO, FSA, LIQ: Lehman Liquidity Co., 3.25%, 03/05/08	6,370
9,455	Lehman Municipal Trust Receipts, Various States, Metropolitan Water District, Rev., VRDO, LIQ: Lehman Liquidity Co., 3.28%, 03/05/08	9,455
1,070	Los Angeles Community Redevelopment Agency, Met Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/07/08	1,070
5,440	Los Angeles County Housing Authority, Multi-Family Housing, Malibu Meadows II, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 2.91%, 03/06/08	5,440
1,675	Los Angeles County IDA, Goldberg & Solovy Foods, Rev., VRDO, LOC: Union Bank of California, 3.60%, 03/05/08	1,675
1,960	Los Angeles Department of Water & Power, Series ROCS-RR-II-R-4510, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 3.47%, 03/06/08	1,960
2,000	Los Angeles Department of Water & Power, Power System, Subseries A-8, Rev., VRDO, 2.91%, 03/03/08	2,000
	Los Angeles Unified School District,
9,111	Series 924, GO, VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.18%, 03/06/08	9,111
2,800	Series PT-1179, GO, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	2,800
22,525	Macon Trust Various States, Series 2007-336, Special Tax, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 3.22%, 03/06/08	22,525
	Municipal Securities Trust Certificates,
5,155	Series 281 Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 4.36%, 03/06/08	5,155
2,945	Series 2007-314 Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.16%, 03/06/08	2,945
2,200	Orange County, WLCO LF, Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 2.91%, 03/06/08	2,200
10,235	Puttable Floating Option Tax-Exempt Receipts, Series PT-4066, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 3.18%, 03/07/08	10,235
14,300	Puttable Floating Option Tax-Exempt Receipts, Sunamerica, Series 2001-1 Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.33%, 03/04/08	14,300
2,820	Reset Optional Certificates Trust II, San Mateo, Series ROCS-RR-II-R-647WFZ, GO, VRDO, MBIA, LIQ: Wells Fargo Bank N.A., 3.47%, 03/06/08	2,820
2,400	Riverside County, Public Facilities, Series B, COP, VRDO, ACES, LOC: State Street Bank & Trust Co., 2.80%, 03/04/08	2,400
8,065	Sacramento County Housing Authority, Series ROCS-RR-II-R-10051CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.20%, 03/06/08	8,065
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 2.91%, 03/06/08	4,000
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.91%, 03/06/08	2,200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   9

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	California — Continued
3,020	San Bernardino County Housing Authority, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 2.95%, 03/06/08	3,020
1,920	San Bernardino County IDA, W&H Voortman, Rev., VRDO, LOC: California State Teachers Retirement, 3.00%, 03/05/08	1,920
5,000	San Diego Unified School District, Series 964-D, GO, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.38%, 03/06/08	5,000
2,400	San Francisco City & County Public Utilities Commission, Series 1259-X, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.63%, 03/06/08	2,400
6,690	San Joaquin Hills Transportation Corridor Agency, Floaters, Series 2330, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.13%, 03/06/08	6,690
1,000	San Mateo County Board of Education, Series A, VRDO, COP, LOC: Allied Irish Bank plc, 2.80%, 03/06/08	1,000
300	Santa Ana Unified School District, COP, VRDO, LOC: BNP Paribas, 2.70%, 03/05/08	300
12,300	Santa Clara County, Multi-Family Housing, Series 123G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.26%, 03/06/08	12,300
250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 2.93%, 03/06/08	250
4,100	Santa Cruz County Housing Authority, Paloma Del Mar Apartments, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.17%, 03/05/08	4,100
1,700	Sequoia Union High School District, GO, Series PZ-175, VRDO, FSA, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	1,700
	State of California,
15,715	Series A, Subseries A-2, GO, VRDO, LOC: Calyon Bank, 2.75%, 03/05/08	15,715
7,170	Series A, Subseries A-3, GO, VRDO, LOC: Bank of America N.A., 2.75%, 03/05/08	7,170
9,600	Series B, Subseries B-1, GO, VRDO, LOC: Bank of America N.A., 2.82%, 03/05/08	9,600
2,665	Series B, Subseries B-2, GO, VRDO, LOC: Societe Generale, 2.35%, 03/07/08	2,665
5,400	Series C-2, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 2.80%, 03/03/08	5,400
13,300	Series C-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 2.86%, 03/03/08	13,300
3,595	Series PA-594, GO, VRDO, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	3,595
	State of California, Municipal Securities Trust Receipts,
15,000	Series GC-6 Class A, GO, VRDO, LIQ: Societe Generale, 3.22%, 03/06/08	15,000
1,175	Series SGA-7, GO, VRDO, FSA, 2.75%, 03/05/08	1,175
	State of California, UBS Municipal Certificates,
2,000	Series 2006-1005, GO, VRDO, MBIA, 5.25%, 03/06/08	2,000
10,000	Series 2007-1031, Rev., VRDO, 3.22%, 03/06/08	10,000
2,520	University of California Series 1198, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.13%, 03/06/08	2,520
		623,661

	Puerto Rico — 12.2%
20,500	Commonwealth of Puerto Rico, GO, TOCS, VRDO, FSA, LIQ: Bank of New York, 3.19%, 03/06/08	20,500
21,230	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, MBIA AMBAC, LIQ: Deutsche Bank A.G., 3.23%, 03/07/08	21,230
10,000	DFA Municipal Trust, Various States, Series 1, Rev., VRDO, LIQ: Depfa Bank plc, 3.21%, 03/06/08	10,000
11,020	Lehman Municipal Trust Receipts, Series 07-P37W, GO, VRDO, LIQ: Lehman Brothers Liquidity Co., 3.31%, 03/06/08	11,020
4,200	Municipal Securities Trust Certificates, Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 4.00%, 03/06/08	4,200
	Puerto Rico Electric Power Authority,
8,200	Series ROCS-RR-II-11001-CE, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	8,200
1,620	Series ROCS-RR-II-110047CE, Rev., VRDO LIQ: Citibank, N.A., 3.19%, 03/06/08	1,620
950	Puerto Rico Infrastructure Financing Authority, Series 1, SO, VRDO, TOCS, LIQ: Bank of New York, 3.19%, 03/06/08	950
	Puerto Rico Sales Tax Financing Corp.,
14,790	Series 1981, Rev., VRDO, FGIC, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.62%, 03/06/08	14,790

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	Puerto Rico — Continued
28,360	Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	28,360
1,300	TICS-TOCS Trust, Series 2001-2, GO, VRDO, FSA, LIQ: Bank of New York, 3.19%, 03/06/08	1,300
		122,170
	Total Weekly Demand Notes (Cost $745,831)	745,831
Quarterly Demand Note — 0.6%
	Puerto Rico — 0.6%
6,000	Puerto Rico Electric Power Authority, Series UU-SGB-69, Rev., VRDO, FSA, LIQ: Societe Generale, 3.00%, 04/01/08 (Cost $6,000)	6,000
	Total Investments — 99.2% (Cost $987,491)*	987,491
	Other Assets in Excess of Liabilities — 0.8%	8,159
	NET ASSETS — 100.0%	$995,650

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   11

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 10.9% (n)
	Michigan — 10.9%
8,600	Michigan State Building Authority, Series 5, 2.25%, 05/22/08	8,600
5,900	Michigan State Housing Development Authority, 2.15%, 04/04/08	5,900
	Total Commercial Paper (Cost $14,500)	14,500
Annual Demand Note — 1.5%
	Michigan — 1.5%
2,000	Eclipse Funding Trust, Solar Eclipse - Detroit, Series 2006-0001, GO, VRDO, FSA, Q-SBLF, LIQ: U.S. Bank N.A., 3.65%, 03/07/08 (Cost $2,000)	2,000
Daily Demand Notes — 11.7%
	Michigan — 11.7%
	Michigan State Hospital Finance Authority, Trinity Health Credit,
200	Series E, Rev., VRDO, 3.15%, 03/03/08	200
820	Series F, Rev., VRDO, 3.50%, 03/03/08	820
1,200	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, LOC: FHLB, 3.85%, 03/03/08	1,200
	Michigan State Housing Development Authority, Rental Housing,
3,405	Series A, Rev., VRDO, FSA, AMT, 4.04%, 03/03/08	3,405
370	Series C, Rev., VRDO, FSA, AMT, 4.04%, 03/03/08	370
1,000	Michigan State University, Series A, Rev., VRDO, 3.25%, 03/03/08	1,000
1,745	Michigan Strategic Fund, Henry Ford Museum Village Project, Rev., VRDO, LOC: Comerica Bank, 3.15%, 03/03/08	1,745
865	Municipal Securities Trust Certificates, Series 2001-166, Class A, Rev., VRDO, FSA, FGIC, LIQ: Bear Stearns Capital Markets (y), 5.90%, 03/03/08	865
4,000	University of Michigan, Hospital, Series A, Rev., VRDO, 4.00%, 03/03/08	4,000
1,850	University of Michigan, Medical Services Plan, Series A-1, Rev., VRDO, 4.00%, 03/03/08	1,850
	Total Daily Demand Notes (Cost $15,455)	15,455
Monthly Demand Notes — 1.8%
	Michigan — 1.8%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.50%, 03/03/08	1,900
500	Michigan State Job Development Authority, Kentwood Resident, Rev., VRDO, LOC: Wells Fargo Bank N.A., 2.00%, 03/03/08	500
	Total Monthly Demand Notes (Cost $2,400)	2,400
Municipal Notes & Bonds — 6.0%
	Michigan — 5.3%
3,900	Michigan Municipal Bond Authority, Series B-2, Rev., LOC: Scotiabank, 4.50%, 08/20/08	3,925
3,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.00%, 09/30/08	3,018
		6,943
	Puerto Rico — 0.7%
1,000	Commonwealth of Puerto Rico, TRAN, Rev., LOC: Wachovia Bank N.A., 4.25%, 07/30/08	1,003
	Total Municipal Notes & Bonds (Cost $7,946)	7,946
Weekly Demand Notes — 69.1%
	Michigan — 62.9%
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	920
3,325	Series 2006-1, Rev., VRDO, AMT, GNMA COLL, 3.22%, 03/06/08	3,325
4,000	Dearborn School District, P-FLOATS-PT-2641, GO, VRDO, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.31%, 03/07/08	4,000
1,600	Grand Rapids, EDC, Baker Knapp & Tubbs Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.40%, 03/06/08	1,600
900	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VRDO, LOC: National City Bank, 3.12%, 03/03/08	900
1,000	Grand Rapids Development, IDR, Clipper Belt Lacer Co., Project, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/03/08	1,000
410	Hartland Consolidated School District, Series 1204, GO, VRDO, Q-SBLF, LIQ: Morgan Stanley Municipal Funding, 3.16%, 03/06/08	410
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/03/08	2,555
	Michigan State Hospital Finance Authority, Ascension Health Credit,
700	Series B, Rev., VRDO, 2.85%, 03/05/08	700
700	Series B1, Rev., VRDO, 3.00%, 03/05/08	700
1,000	Series B3, Rev., VRDO, 3.00%, 03/05/08	1,000

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	Michigan — Continued
	Michigan State Housing Development Authority,
6,000	Series B, Rev., VRDO, AMT, 3.38%, 03/03/08	6,000
900	Series C, Rev., VRDO, 3.28%, 03/03/08	900
565	Series C, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 3.27%, 03/07/08	565
990	Michigan State Housing Development Authority, Multi-Family Housing, Canton Club, Series A, Rev., VRDO, LIQ: FNMA, 3.29%, 03/07/08	990
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Courtyards of Taylor, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	1,700
480	Michigan State Housing Development Authority, Multi-Family Housing, Parks of Taylor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.04%, 03/06/08	480
1,700	Michigan State Housing Development Authority, Multi-Family Housing, Sand Creek Apartments, Series I-A, Rev., VRDO, LOC: Citibank N.A., 3.05%, 03/05/08	1,700
2,000	Michigan State Housing Development Authority, Rental Housing, Series MT-267, Rev., VRDO, FSA, LIQ: Bayerische Landesbank, 3.22%, 03/07/08	2,000
1,855	Michigan State University, Series 2000-A, Rev., VRDO, 3.23%, 03/05/08	1,855
1,175	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/03/08	1,175
800	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VRDO, LOC: Standard Federal Bank, 3.02%, 03/05/08	800
915	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VRDO, LOC: Firstar Bank N.A., 3.50%, 03/05/08	915
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 3.23%, 03/06/08	4,170
375	Michigan Strategic Fund, Dennenlease LC Project, Rev., VRDO, LOC: LaSalle State Bank N.A., 3.31%, 03/03/08	375
1,545	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VRDO, AMT, LOC: First Union National Bank, 3.21%, 03/06/08	1,545
455	Michigan Strategic Fund, E & L Meat Project, Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.29%, 03/07/08	455
385	Michigan Strategic Fund, Ferris Coffee & Nut Co. Project, Rev., VRDO, LOC: Old Kent Bank, 3.50%, 03/03/08	385
1,935	Michigan Strategic Fund, Geskus Photography, Inc. Project, Rev., VRDO, LOC: Wachovia Bank N.A., 3.50%, 03/05/08	1,935
1,000	Michigan Strategic Fund, Imperial Metal Products Co. Project, Rev., VRDO, LOC: Fifth Third Bank, 3.23%, 03/03/08	1,000
160	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VRDO, LOC: First of America Bank, 3.31%, 03/03/08	160
1,200	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VRDO, LOC: LaSalle Bank N.A., 3.10%, 03/06/08	1,200
1,275	Michigan Strategic Fund, Monarch Hydraulics, Inc. Project, Rev., VRDO, LOC: Fifth Third Bank, 3.23%, 03/03/08	1,275
2,145	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VRDO, LOC: Fifth Third Bank, 3.50%, 03/03/08	2,145
345	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/03/08	345
840	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/03/08	840
1,800	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/03/08	1,800
2,355	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VRDO, LOC: Firstar Bank N.A., 3.50%, 03/06/08	2,355
925	Michigan Strategic Fund, Saginaw Products Corp. Project, Rev., VRDO, AMT, LOC: Comerica Bank, 3.31%, 03/06/08	925
2,650	Michigan Strategic Fund, Solid Waste, Series ROCS-RR-II-R-10240CE, Rev., VRDO, LIQ: Citigroup Financial Products, 3.30%, 03/06/08	2,650
942	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VRDO, AMT, LOC: Barclays Bank New York, 3.00%, 03/03/08	942
4,975	Michigan Strategic Fund, Solid Waste Disposal Trust, Floating Rate Trust Receipts, Series F-II, Rev., VRDO, AMT, LIQ: Lehman Brothers Special Financing, 3.65%, 03/05/08	4,975
1,820	Michigan Strategic Fund, Southwest Ventures Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 3.45%, 03/06/08	1,820

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   13

JPMorgan Michigan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Weekly Demand Notes — Continued
	Michigan — Continued
2,220	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VRDO, LOC: Fifth Third Bank, 3.23%, 03/06/08	2,220
1,325	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thueringen, 2.95%, 03/03/08	1,325
1,545	Munitops II, Series 2007-58, Rev., VRDO, GNMA COLL, 3.22%, 03/06/08	1,545
650	Oakland County, EDC, IBC North America, Inc. Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/06/08	650
2,500	Oakland County, EDC, V&M Corp. Project, Rev., VRDO, LOC: Standard Federal Bank, 3.03%, 03/05/08	2,500
775	Saline Area Schools, GO, VRDO, Q-SBLF, LIQ: Helaba Trust GmbH, 2.95%, 03/03/08	775
	State of Michigan,
750	Series 530, COP, VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 4.66%, 03/06/08	750
1,035	Series PT-2754, Rev., VRDO, FSA, LIQ: Dexia Credit Local, 3.26%, 03/07/08	1,035
2,750	UBS Municipal Certificates, Various States, Series 2007-1018, GO, VRDO, MBIA, Q-SBLF, 3.22%, 03/06/08	2,750
2,230	Whitmore Lake Public School District, Series ROCS-RR-II-R-4515, GO, VRDO, Q-SBLF, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	2,230
		83,267
	Puerto Rico — 6.2%
	Puerto Rico Electric Power Authority,
800	Series ROCS-RR-II-R-110046CE, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	800
2,520	Series ROCS-RR-II-R-110049CE, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	2,520
600	Series ROCS-RR-II-R-11050CE, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	600
4,190	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	4,190
		8,110
	Total Weekly Demand Notes (Cost $91,377)	91,377
	Total Investments — 101.0% (Cost $133,678)*	133,678
	Liabilities in Excess of Other Assets — (1.0)%	(1,373)
	NET ASSETS — 100.0%	$132,305

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 5.2% (n)
	New York — 5.2%
2,000	Cornell University, 1.15%, 03/07/08	2,000
	Metropolitan Transportation Authority,
25,000	1.00%, 06/02/08	25,000
10,000	2.65%, 03/06/08	10,000
20,000	2.90%, 03/07/08	20,000
25,000	3.05%, 08/12/08	25,000
20,000	New York City, 2.84%, 11/23/08	20,000
	Total Commercial Paper (Cost $102,000)	102,000
Daily Demand Notes — 11.9%
	New York — 11.9%
	Jay Street Development Corp.,
3,345	Series A, Rev., VRDO, LOC: Depfa Bank plc, 3.10%, 03/03/08	3,345
55	Series A-4, Rev., VRDO, LOC: Depfa Bank plc, 3.10%, 03/03/08	55
150	Long Island Power Authority, Series 2, Sub Series 2B, Rev., VRDO, LOC: Bayerische Landesbank, 3.10%, 03/03/08	150
600	Metropolitan Transportation Authority, Sub Series G-2, Rev., VRDO, LOC: BNP Paribas, 3.95%, 03/03/08	600
1,030	Municipal Securities Trust Certificates, Series 2000-109, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.25%, 03/03/08 (e)	1,030
	New York City,
18,820	Series E, Sub Series E-2, GO, VRDO, LOC: Bank of America N.A., 3.55%, 03/03/08	18,820
5,725	Series H, Sub Series H-3, GO, VRDO, FSA, 3.10%, 03/03/08	5,725
5,000	Series I, Sub Series I-5, GO, VRDO, LOC: CA Public Employee Retirement, 3.40%, 03/03/08	5,000
800	Sub Series A-4, GO, VRDO, LOC: Bayerische Landesbank, 3.05%, 03/03/08	800
290	Sub Series A-6, GO, VRDO, FSA, 3.05%, 03/03/08	290
930	Sub Series H-1, GO, VRDO, LOC: Bank of New York, 3.05%, 03/03/08	930
5,555	Sub Series H-1, GO, VRDO, LOC: Dexia Credit Local, 3.55%, 03/03/08	5,555
6,420	Sub Series H-2, GO, VRDO, LOC: Dexia Credit Local, 3.00%, 03/03/08	6,420
2,050	Sub Series H-4, GO, VRDO, LOC: Bank of New York, 3.10%, 03/03/08	2,050
1,635	Sub Series H-7, GO, VRDO, LOC: KBC Bank N.V., 3.10%, 03/03/08	1,635
96,080	New York City IDA, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 3.65%, 03/03/08	96,080
	New York City Municipal Water Finance Authority,
3,635	Series AA-1, Rev., VRDO, 3.40%, 03/03/08	3,635
3,850	Series AA-2, Rev., VRDO, 3.55%, 03/03/08	3,850
37,270	Series CC-1, Rev., VRDO, 3.55%, 03/03/08	37,270
4,945	Series F, Sub Series F-2, Rev., VRDO, 3.78%, 03/03/08	4,945
7,150	Sub Series C-3, Rev., VRDO, 3.10%, 03/03/08	7,150
7,300	New York City Transitional Finance Authority, Sub Series 2-A, Rev., VRDO, LIQ: Dexia Credit Local, 3.05%, 03/03/08	7,300
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 3.05%, 03/03/08	900
3,700	Series C, Rev., VRDO, 4.00%, 03/03/08	3,700
2,135	Sub Series C-5, Rev., VRDO, 4.00%, 03/03/08	2,135
	New York City Transitional Finance Authority, New York City Recovery,
100	Series 3, Sub Series 3-B, Rev., VRDO, 3.91%, 03/03/08	100
1,050	Series 3, Sub Series 3-H, Rev., VRDO, 4.00%, 03/03/08	1,050
1,055	New York City Trust for Cultural Resources, Municipal Securities Trust Receipts, Series SGA-91, Rev., VRDO, AMBAC, LIQ: Societe Generale, 4.65%, 03/03/08	1,055
	New York Mortgage Agency,
3,300	Series 144, Rev., VRDO, AMT, 3.10%, 03/03/08	3,300
4,565	Series 150, Rev., VRDO, AMT, 3.60%, 03/03/08	4,565
880	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.60%, 03/03/08	880
	Total Daily Demand Notes (Cost $230,320)	230,320
Municipal Notes & Bonds — 10.1%
	New York — 8.7%
49,995	Bank of New York Municipal Certificates Trust, Rev., 3.50%, 06/30/08	49,995
7,000	City of Haverstraw, BAN, GO, 4.00%, 03/14/08	7,001
5,000	Elmira City School District, BAN, GO, 4.00%, 03/20/08	5,001
1,000	Long Island Power Authority, Electric Systems, Series A, Rev., 5.75%, 06/01/08 (p)	1,017

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   15

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Notes & Bonds — Continued
	New York — Continued
	Metropolitan Transportation Authority,
3,640	Series A, Rev., 5.25%, 07/01/08 (p)	3,669
4,000	Series A, Rev., FGIC, 6.00%, 07/01/08 (p)	4,042
1,300	Series B-1, Rev., AMBAC, 5.50%, 07/01/08 (p)	1,312
1,600	Series C-1, Rev., 5.63%, 07/01/08 (p)	1,623
1,000	Series C-1, Rev., FGIC-TCRS, 5.50%, 07/01/08 (p)	1,014
1,000	Series O, Rev., 5.75%, 07/01/08 (p)	1,010
870	Monroe County, Public Improvement, GO, AMBAC, 6.00%, 06/01/08 (p)	885
2,000	Municipal Assistance Corp. for the City of New York, Series M, Rev., 5.50%, 07/01/08	2,018
11,730	Nassau County, Improvement, Series Z, GO, FGIC, 5.00%, 09/01/08	12,088
3,795	New York City, Series B, GO, 4.50%, 08/01/08	3,808
2,515	New York City, Capital Appreciation, Series E, GO, 6.35%, 05/15/08 (p)	2,558
	New York City Transitional Finance Authority, Future Tax Secured,
1,000	Series C, Rev., FSA, 5.00%, 08/01/08 (p)	1,009
5,745	Series C, Rev., 5.25%, 05/01/08 (p)	5,825
	New York State Dormitory Authority, City University,
1,000	Series 2, Rev., 5.00%, 07/01/08 (p)	1,017
1,340	Series 2, Rev., 5.25%, 07/01/08 (p)	1,364
	New York State Dormitory Authority, State University Educational Facilities,
10,700	Rev., 5.13%, 05/15/08 (p)	10,856
2,000	Series B, Rev., MBIA-IBC, 5.50%, 05/15/08 (p)	2,031
16,535	New York State Thruway Authority, Bridge Service Contract, Rev., 4.00%, 04/01/09	16,535
	New York State Urban Development Corp., Correctional Facilities,
2,120	Series B, Rev., 5.00%, 01/01/09 (p)	2,174
2,000	Series B, Rev., AMBAC, 5.25%, 01/01/09 (p)	2,055
8,000	Series C, Rev., AMBAC, 5.88%, 01/01/09 (p)	8,262
20,000	Suffolk County, TAN, GO, 3.50%, 08/14/08	20,063
		168,232
	Puerto Rico — 1.4%
	Commonwealth of Puerto Rico,
6,215	GO, FSA-CR, 5.00%, 07/01/08	6,321
1,500	GO, MBIA, 5.00%, 07/01/08	1,526
20,000	TRAN, 4.25%, 07/30/08	20,069
		27,916
	Total Municipal Notes & Bonds (Cost $196,148)	196,148
Quarterly Demand Note — 0.7%
	Puerto Rico — 0.7%
14,000	Puerto Rico Electric Power Authority, Series UU-SGB-99, Rev., VRDO, FSA, LIQ: Societe Generale, 3.00%, 04/01/08 (Cost $14,000)	14,000
Semi-Annual Demand Notes — 2.0%
	New York — 2.0%
23,000	New York Power Authority (The), GO, VRDO, LIQ: Bank of Nova Scotia, 3.64%, 03/03/08	23,000
16,300	State of New York, Series B, GO, VRDO, LOC: Dexia Credit Local, 2.80%, 03/03/08	16,300
	Total Semi-Annual Demand Notes (Cost $39,300)	39,300
Weekly Demand Notes — 69.7%
	New York — 67.3%
	ABN AMRO Munitops Certificate Trust,
8,985	Series 2004-33, Rev., VRDO, AMBAC, 3.61%, 03/06/08	8,985
2,445	Series 2004-46, Rev., VRDO, FSA, 3.17%, 03/07/08	2,445
6,165	Series 2006-32, GO, VRDO, MBIA-IBC, 3.51%, 03/06/08	6,165
8,320	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank of America N.A., 3.15%, 03/07/08	8,320
285	Albany Industrial Development Agency, Newkirk Productions, Inc. Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.15%, 03/06/08	285
	Dutchess County Industrial Development Agency, Civic Facilities, Marist College,
10,110	Series A, Rev., VRDO, LOC: Bank of New York, 2.85%, 03/03/08	10,110
14,215	Series A, Rev., VRDO, LOC: Keybank N.A., 2.85%, 03/06/08	14,215
3,300	EAGLE Tax-Exempt Trust, Weekly Partner Certificate, Series 2001-3202, Class A, Rev., VRDO, LIQ: Citibank N.A., 3.19%, 03/06/08	3,300
230	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, MBIA-IBC, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	230
	Eclipse Funding Trust, Solar Eclipse, Metropolitan,
2,480	Series 2006-0028, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	2,480
9,750	Series 2006-0117, Rev., VRDO, FSA, LIQ: U.S. Bank N.A., 3.22%, 03/06/08	9,750

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	Eclipse Funding Trust, Solar Eclipse, New York,
8,200	Series 2006-0029, Rev., VRDO, AMBAC, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 3.22%, 03/06/08	8,200
2,500	Erie County IDA, School Facilities, MERLOTS, Series D21, Rev., VRDO, FSA, 3.50%, 03/05/08	2,500
2,200	Franklin County IDA, Civic Facilities, Trudeau Institute, Inc., Project Rev., VRDO, LOC: Fleet National Bank, 2.90%, 03/05/08	2,200
500	Guilderland IDA, North Eastern Industrial Park, Series A, Rev., VRDO, LOC: Fleet Bank of New York, 2.90%, 03/03/08	500
1,505	Haverstraw-Stony Point Central School District, MERLOTS, Series D26, GO, VRDO, FSA, 3.50%, 03/05/08	1,505
12,425	Hempstead Town IDA, Series 2007-300, Rev., VRDO, CTFS, 3.18%, 03/06/08	12,425
4,700	Lehman Municipal Trust Receipts, Series F-90W, Rev., VRDO, Lehman Brothers, LIQ: Lehman Brothers Special Financing, 3.49%, 03/05/08	4,700
3,485	Liberty Development Corp., Series 1416, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	3,485
	Long Island Power Authority, Electric Systems,
24,795	Series 822D, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 4.64%, 03/06/08	24,795
300	Series D, Rev., VRDO, FSA, 3.20%, 03/05/08	300
3,500	Series G, Rev., VRDO, FSA, 2.87%, 03/05/08	3,500
300	Series H, Rev., VRDO, FSA, 3.00%, 03/05/08	300
7,495	Series PT-386, Rev., VRDO, 3.26%, 03/06/08	7,495
8,780	Series SG-125, Rev., VRDO, MBIA-IBC, LIQ: Societe Generale, 3.19%, 03/06/08	8,780
	Metropolitan Transportation Authority,
763	Series 823D, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	763
6,090	Series D-2, Rev., VRDO, FSA, 3.08%, 03/06/08	6,090
4,600	Series E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 2.94%, 03/06/08	4,600
5,405	Series PA-1105, Rev., VRDO, 3.26%, 03/06/08	5,405
8,320	Series ROCS-RR-II-R-10266, Rev., VRDO, MBIA, LIQ: Citigroup Financial Products, 4.58%, 03/06/08	8,320
4,060	Series ROCS-RR-II-R-10290, Rev., VRDO, FSA, LIQ: Citigroup Financial Products, 3.23%, 03/06/08	4,060
1,790	Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Rev., VRDO, FSA, 3.10%, 03/06/08	1,790
11,440	Monroe County IDA, Rochester Institute Project, Series A, Rev., VRDO, LOC: First Union National Bank, 3.00%, 03/05/08	11,440
	Municipal Securities Trust Certificates,
500	Series 2001-116, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	500
6,320	Series 2001-122, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	6,320
9,995	Series 2001-176, Class A, GO, VRDO, MBIA, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	9,995
11,810	Series 2002-203 Class A, Rev., VRDO, FSA-CR, GO of CORP, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08	11,810
9,995	Series 2002-207, Class A, Rev., VRDO, MBIA FSA-CR, LIQ: Bear Stearns Capital Markets (y), 3.65%, 03/06/08	9,995
12,750	Series 2007-307, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08	12,750
10,390	Series 2007-310, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08	10,390
12,495	Series 7001, Class A, Rev., VRDO, AMBAC, LIQ: Bear Stearns Capital Markets (y), 5.00%, 03/06/08	12,495
9,835	Series 7041, Class A, Rev., VRDO, FHA, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08	9,835
7,630	Series 9066, Class A, Rev., VRDO, LIQ: Bear Stearns Capital Markets (y), 3.21%, 03/06/08 (e)	7,630
6,800	Munitops II, Series 2007-43, Rev., VRDO, 3.17%, 03/06/08 (e)	6,800
5,000	Nassau County, Series A, GO, VRDO, LOC: Bank of America N.A., 2.90%, 03/04/08	5,000
5,345	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, FSA, 2.85%, 03/03/08	5,345
	Nassau Health Care Corp.,
13,400	Sub Series 2004-C1, Rev., VRDO, FSA, CNTY GTD, 3.08%, 03/06/08	13,400
2,200	Sub Series 2004-C3, Rev., VRDO, FSA, CNTY GTD, 2.99%, 03/06/08	2,200
	New York City,
2,200	Series F-2, GO, VRDO, LOC: Depfa Bank plc, 2.80%, 03/05/08	2,200

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   17

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 2.82%, 03/05/08	11,500
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 2.82%, 03/05/08	3,800
7,400	Sub Series A-2, GO., VRDO, LOC: Bank of America N.A., 2.85%, 03/05/08	7,400
4,600	Sub Series A-3, GO, VRDO, LOC: BNP Paribas, 2.82%, 03/05/08	4,600
6,500	Sub Series A-4, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/05/08	6,500
2,700	Sub Series A-6, GO, VRDO, LOC: Helaba Trust GmbH, 2.85%, 03/05/08	2,700
7,550	Sub Series A-6, GO, VRDO, LOC: Landesbank Baden, 2.88%, 03/05/08	7,550
3,550	Sub Series C-2, GO, VRDO, LOC: Bayerische Landesbank, 2.82%, 03/05/08	3,550
16,000	Sub Series C-3, GO, VRDO, LOC: BNP Paribas, 3.00%, 03/05/08	16,000
1,600	Sub Series C-4, GO, VRDO, LOC: BNP Paribas, 2.85%, 03/05/08	1,600
795	Sub Series C-5, GO, VRDO, LOC: Bank of New York, 2.88%, 03/05/08	795
2,000	Sub Series F-3, GO, VRDO, LOC: Royal Bank of Scotland, 2.94%, 03/06/08	2,000
4,000	Sub Series G-2, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/05/08	4,000
3,145	Sub Series H-2, GO, VRDO, LOC: Bank of Nova Scotia, 2.85%, 03/05/08	3,145
12,850	Sub Series H-3, GO, VRDO, LOC: Bank of New York, 3.00%, 03/05/08	12,850
	New York City Capital Resources Corp., Loan Enhanced Assistance,
700	Series B, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/03/08	700
6,000	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/03/08	6,000
6,900	New York City Housing Development Corp., Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.15%, 03/05/08	6,900
200	New York City Housing Development Corp., Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.15%, 03/05/08	200
5,700	New York City Housing Development Corp., Carnegie Park, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/05/08	5,700
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, LIQ: FNMA, 3.10%, 03/05/08	3,400
5,000	New York City Housing Development Corp., Multi-Family Housing, 201 Pearl Street Development, Series A, Rev., VRDO, LIQ: FNMA, 2.82%, 03/05/08	5,000
3,600	New York City Housing Development Corp., Multi-Family Housing, Brookhaven Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/05/08	3,600
3,200	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.85%, 03/05/08	3,200
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.10%, 03/05/08	200
835	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 2.89%, 03/05/08	835
1,900	New York City Housing Development Corp., Multi-Family Housing, Mortgage-55 Pierrepont Development, Series A, Rev., VRDO, LOC: Allied Irish Bank plc, 2.87%, 03/05/08	1,900
2,500	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Ogden Ave. Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/05/08	2,500
2,215	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Parkview Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 2.90%, 03/05/08	2,215
8,620	New York City Housing Development Corp., Multi-Family Housing, Mortgage-Thessalonica Court, Series A, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/05/08	8,620
7,500	New York City Housing Development Corp., Multi-Family Housing, Mortgage Urban Horizons II, Series A, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/05/08	7,500
4,900	New York City Housing Development Corp, Multi-Family Housing, Progress of Peoples Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/05/08	4,900
5,000	New York City Housing Development Corp., Multi-Family Housing, Susan’s Court, Series A, Rev., VRDO, LOC: Citibank N.A., 3.10%, 03/05/08	5,000

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
8,750	New York City Housing Development Corp., Multi-Family Housing, The Dorado Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 3.10%, 03/05/08	8,750
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 3.10%, 03/05/08	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 2.95%, 03/05/08	4,470
4,900	New York City Housing Development Corp., Multi-Family Housing, White Plains Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 3.10%, 03/05/08	4,900
300	New York City Housing Development Corp., Multi-Family Rental Housing, Tribeca Tower, Series A, Rev., AMT, VRDO, FNMA, LIQ: FNMA, 2.95%, 03/07/08	300
3,750	New York City Housing Finance Agency, Chelsea Arms, Series A, Rev, VRDO, LIQ: FNMA, 2.82%, 03/05/08	3,750
2,000	New York City Industrial Development Agency, Abraham Joshua Heschel Project, Rev., VRDO, LOC: Allied Irish Bank plc, 3.02%, 03/06/08	2,000
3,015	New York City Industrial Development Agency, Allen Steveson School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.19%, 03/06/08	3,015
850	New York City Industrial Development Agency, American Society Technion Project, Rev., VRDO, LIQ: Allied Irish Bank plc, 2.89%, 03/05/08	850
2,585	New York City Industrial Development Agency, Brooklyn United Methodist Project, Rev., VRDO, LOC: Bank of New York, 2.85%, 03/03/08	2,585
12,750	New York City Industrial Development Agency, Civic Facilities, Columbia Grammar & Prep School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.19%, 03/06/08	12,750
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 2.97%, 03/03/08	9,000
2,905	New York City Industrial Development Agency, Hewitt School Project, Rev., VRDO, LOC: Allied Irish Bank plc, 3.19%, 03/06/08	2,905
9,400	New York City Industrial Development Agency, Korean Air Lines Co., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 2.98%, 03/05/08	9,400
15,000	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series A, Rev., VRDO, LOC: Bank of America N.A., 2.90%, 03/05/08	15,000
25,800	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 2.85%, 03/06/08	25,800
580	New York City Industrial Development Agency, Municipal Securities Trust Receipts, Series SGA-110, Rev., VRDO, LIQ: Societe Generale, 2.75%, 03/05/08	580
4,800	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 2.98%, 03/06/08	4,800
735	New York City Industrial Development Agency, Plaza Packaging Project, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/03/08	735
	New York City Municipal Water Finance Authority,
2,282	Series 1694, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	2,282
6,495	Series PA-900, Rev., VRDO, 3.26%, 03/07/08	6,495
2,900	Series PA-1076, Rev., VRDO, 3.26%, 03/07/08	2,900
17,955	Series ROCS-RR-II-R-385, Rev., VRDO, MBIA, LIQ: Citibank N.A., 3.48%, 03/06/08	17,955
5,900	Sub Series C-2, Rev., VRDO, 2.80%, 03/06/08	5,900
6,700	Sub Series F-1, Rev., VRDO, 3.00%, 03/07/08	6,700
9,800	New York City Municipal Water Finance Authority, MERLOTS, Series D-28, Rev., VRDO, MBIA, 3.90%, 03/05/08	9,800
	New York City Transitional Finance Authority,
4,870	Series ROCS-RR-II-R-4052, Rev., VRDO, LIQ: Citigroup Financial Products, 3.18%, 03/06/08	4,870
5,135	Series ROCS-RR-II-4556, Rev, VRDO, MBIA, LIQ: Citigroup Financial Products, 3.48%, 03/06/08	5,135
5,415	Series ROCS-RR-II-R-10088, Rev., VRDO, LIQ: Citibank N.A., 3.18%, 03/06/08	5,415
8,670	Sub Series 2-B, Rev., VRDO, LIQ: Dexia Credit Local, 3.22%, 03/05/08	8,670
9,020	Sub Series 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 3.05%, 03/05/08	9,020
2,450	Sub Series 2-E, Rev., VRDO, 2.55%, 03/07/08	2,450
600	New York City Transitional Finance Authority, Future Tax Secured, Series A-2, Rev., VRDO, 2.82%, 03/05/08	600

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   19

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
	New York City Transitional Finance Authority, New York City Recovery,
2,600	Sub Series 3-C, Rev., VRDO, 2.55%, 03/07/08	2,600
4,500	Sub Series 3-D, Rev., VRDO, 2.55%, 03/07/08	4,500
1,600	New York City Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 2.89%, 03/05/08	1,600
	New York Local Government Assistance Corp.,
1,150	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.00%, 03/03/08	1,150
4,200	Series D, Rev., VRDO, LOC: Societe Generale, 2.80%, 03/03/08	4,200
8,150	Series F, Rev., VRDO, LOC: Societe Generale, 2.86%, 03/03/08	8,150
8,700	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 2.88%, 03/03/08	8,700
120	New York Local Government Assistance Corp., Floating Rate Receipts, Series SG-100, Rev., VRDO, MBIA-IBC, 3.19%, 03/07/08	120
13,150	New York Local Government Assistance Corp., Sub Lien, Series A-6V, Rev., VRDO, FSA, 3.00%, 03/03/08	13,150
	New York Mortgage Agency, Homeowner Mortgage,
7,450	Series 122, Rev., AMT, VRDO, 2.95%, 03/05/08	7,450
2,300	Series 125, Rev., AMT, VRDO, 3.32%, 03/05/08	2,300
4,800	Series 129, Rev., AMT, VRDO, LIQ: Dexia Credit Local, 2.97%, 03/05/08	4,800
14,000	New York State, Series A, GO, VRDO, LOC: Dexia Credit Local, 3.20%, 05/15/08	14,000
	New York State Dormitory Authority,
7,083	Series 1158, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	7,083
5,533	Series 1322, Rev., VRDO, FHA, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	5,533
2,670	Series PA-419, Rev., VRDO, MBIA, 3.17%, 03/03/08 (e)	2,670
3,545	Series PA-449, Rev., VRDO, FSA, 4.50%, 03/07/08	3,545
5,610	Series PT-1447, Rev., VRDO, MBIA, 4.50%, 03/07/08	5,610
10,785	Series PT-1621, Rev., VRDO, MBIA, 4.48%, 03/07/08	10,785
7,880	Series PT-2240, Rev., VRDO, FSA-CR, 3.26%, 03/07/08	7,880
	New York State Dormitory Authority, Mental Health Services,
9,540	Series F-2C, Rev., VRDO, FSA, 3.22%, 03/03/08	9,540
400	Sub Series D-2E, Rev., VRDO, 3.08%, 03/03/08	400
4,000	Sub Series D-2G, Rev., VRDO, 3.08%, 03/03/08	4,000
1,600	Sub Series D-2H, Rev., VRDO, 3.08%, 03/03/08	1,600
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 2.75%, 03/05/08	5,805
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev, VRDO, 3.00%, 03/06/08	7,000
	New York State Energy Research & Development Authority,
5,100	Series C-1, Rev., VRDO, LOC: Citibank N.A., 2.97%, 03/05/08	5,100
575	Series C-2, Rev., VRDO, LOC: Citibank N.A., 3.10%, 03/05/08	575
10,450	New York State Energy Research & Development Authority, PCR, Series PA-450, Rev., VRDO, AMBAC, 4.50%, 03/07/08	10,450
	New York State Environmental Facilities Corp.,
11,600	Series ROCS-RR-II-R-10070, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.26%, 03/06/08	11,600
8,280	Series ROCS-RR-II-R-10120, Rev., VRDO, FSA, LIQ: Citibank N.A., 3.26%, 03/06/08	8,280
13,244	New York State Environmental Facilities Corp., Clean Water & Drinking, Series 731, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	13,244
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.90%, 03/05/08	2,000
1,300	Series C, Rev., VRDO, LOC: Dexia Credit Local, 2.82%, 03/05/08	1,300
750	Series D, Rev., VRDO, LOC: State Street Bank & Trust Co., 2.82%, 03/05/08	750
15,000	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.19%, 03/05/08	15,000
1,300	New York State Housing Finance Agency, 10 Liberty Street, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.85%, 03/05/08	1,300
	New York State Housing Finance Agency, 101 West End,
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/05/08	8,600
1,150	Series 883, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/05/08	1,150
10,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/05/08	10,000

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
7,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, LIQ: FNMA, 2.98%, 03/03/08	7,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 3.10%, 03/05/08	2,000
5,000	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.97%, 03/05/08	5,000
13,100	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.97%, 03/03/08	13,100
6,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.15%, 03/05/08	6,800
11,050	New York State Housing Finance Agency, 360 West 43rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	11,050
10,000	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 3.17%, 03/05/08	10,000
4,400	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/05/08	4,400
17,100	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	17,100
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/03/08	1,150
8,700	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Bank of New York, 2.91%, 03/05/08	8,700
2,400	New York State Housing Finance Agency, Kew Gardens Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	2,400
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	6,800
16,900	New York State Housing Finance Agency, Multi-Family Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	16,900
4,600	New York State Housing Finance Agency, Multi-Family Housing Secured Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.10%, 03/05/08	4,600
3,300	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 2.90%, 03/05/08	3,300
5,070	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 3.25%, 03/05/08	5,070
6,300	New York State Housing Finance Agency, Service Contract, Series E, Rev., VRDO, LOC: BNP Paribas, 2.82%, 03/05/08	6,300
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, LOC: FNMA, 3.03%, 03/05/08	3,820
13,500	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.90%, 03/03/08	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., AMT, VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	3,400
9,350	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	9,350
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 2.90%, 03/05/08	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.95%, 03/05/08	6,700
8,800	New York State Housing Finance Agency, West 23rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/03/08	8,800
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 3.15%, 03/03/08	7,700
4,500	New York State Housing Finance Agency, West 38th Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.98%, 03/03/08	4,500
5,700	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 2.82%, 03/03/08	5,700
4,175	New York State Thruway Authority, Series 1194, Rev., VRDO, FSA, LIQ: Morgan Stanley Municipal Funding, 3.19%, 03/06/08	4,175
	New York State Thruway Authority, Merlots
4,935	Series D-15, Rev., VRDO, AMBAC, 3.50%, 03/05/08	4,935

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   21

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,500	Series D-22, Rev., VRDO, 3.50%, 03/05/08	2,500
	New York State Urban Development Corp.,
4,800	Series ROCS-RR-II-R-10011CE, COP, VRDO, LIQ: Citigroup Financial Products, 3.23%, 03/06/08	4,800
6,518	Series 1703, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	6,518
2,770	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 3.00%, 03/06/08	2,770
6,820	Oneida County Industrial Development Agency, Industrial Development Champion Home, Rev., VRDO, LOC: Credit Suisse First Boston, 3.06%, 03/06/08	6,820
1,675	Oneida County Industrial Development Agency, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 3.00%, 03/06/08	1,675
4,335	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 3.00%, 03/05/08	4,335
1,300	Onondaga County Industrial Development Agency, Refunding, Solvay Paperboard Project, Rev., VRDO, LOC: Citibank N.A., 2.95%, 03/06/08	1,300
3,800	Onondaga County Industrial Development Agency, Solvay Paperboard Project, Series A, Rev., VRDO, LOC: Citibank N.A., 2.95%, 03/06/08	3,800
3,340	Ontario County Industrial Development Agency, Friends Finger Lakes, Series A, Rev., VRDO, LOC: Citizens Bank N.A., 3.19%, 03/06/08	3,340
	Port Authority of New York & New Jersey,
13,090	Rev., VRDO, 2.53%, 03/03/08 (i)	13,090
1,600	Series 1928, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.14%, 03/06/08	1,600
3,410	Port Chester Industrial Development Agency, 40 Pearl Street, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/06/08	3,410
	Puttable Floating Option Tax-Exempt Receipts,
10,970	Series PT-4008, Rev., VRDO, MBIA, LIQ: Dexia Credit Local, 3.17%, 03/07/08	10,970
8,345	Series PT-4291, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 5.36%, 03/07/08	8,345
3,990	Rockland County Industrial Development Authority, Rev., VRDO, LOC: Bank of New York, 2.85%, 03/05/08	3,990
885	Rockland County Industrial Development Authority, Shock Tech, Inc. Project, Rev., VRDO, LOC: Bank of New York, 3.00%, 03/05/08	885
6,010	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 2.85%, 03/06/08	6,010
	Tobacco Settlement Financing Authority,
10,270	Series ROCS-RR-II-R-1066, Rev., VRDO, AMBAC, LIQ: Citigroup Financial Products, 3.22%, 03/06/08	10,270
7,495	Series 2003, Rev., TOCS, VRDO, 3.24%, 03/06/08	7,495
11,825	Series PT-1987, Rev., VRDO, AMBAC, 3.19%, 03/07/08	11,825
	Triborough Bridge & Tunnel Authority,
4,045	Series B, Rev., VRDO, 2.92%, 03/05/08	4,045
4,995	Series PA-665, Rev., 3.26%, 03/03/08	4,995
7,675	Series PA-1080, Rev., VRDO, 3.26%, 03/07/08	7,675
360	Series PA-1090, Rev., VRDO, MBIA-IBC, 3.26%, 03/07/08	360
700	Sub Series 4, Rev., VRDO, 2.85%, 03/06/08	700
14,845	Sub Series B-3, Rev., VRDO, 2.94%, 03/06/08	14,845
6,750	Sub Series CD-RMK, Rev., VRDO, FSA, 2.87%, 03/05/08	6,750
4,235	Ulster County Industrial Development Agency, Hunter Panels LLC Project, Series A, Rev., VRDO, LOC: Credit Lyonnaise, 3.00%, 03/05/08	4,235
	Westchester County Industrial Development Agency, Banksville Independent Fire Co.,
9,967	Series 2007-103G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 3.24%, 03/06/08	9,967
900	Series B, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/06/08	900
4,270	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 2.85%, 03/06/08	4,270
4,580	Westchester County Industrial Development Agency, Panorama Flight Service, Inc. Project, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/05/08	4,580
2,520	Westchester County Industrial Development Agency, The Masters School, Rev., VRDO, LOC: Allied Irish Bank plc, 3.19%, 03/06/08	2,520

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	New York — Continued
2,825	Westchester County Industrial Development Agency, Westhab Community Facilities, Series B, Rev., VRDO, LOC: Bank of New York, 2.90%, 03/06/08	2,825
4,035	Westchester County Industrial Development Agency, Young Women’s Christian Association, Rev., VRDO, LOC: Bank of New York, 2.85%, 03/06/08	4,035
2,570	Yonkers Industrial Development Agency, Ashburn Ave LLC, Series 104, Rev., VRDO, LOC: Keybank N.A., 2.90%, 03/03/08	2,570
		1,309,835
	Puerto Rico — 2.4%
18,480	DFA Municipal Trust, Series 03, Rev., VRDO, FSA, LIQ: Depfa Bank plc, 3.21%, 03/06/08	18,480
7,800	Municipal Securities Trust Certificates, Series 2000-107, Class A, Rev., VRDO, FSA, LIQ: Bear Stearns Capital Markets (y), 4.00%, 03/06/08	7,800
19,700	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	19,700
		45,980
	Total Weekly Demand Notes (Cost $1,355,815)	1,355,815
	Total Investments — 99.6% (Cost $1,937,583)*	1,937,583
	Other Assets in Excess of Liabilities — 0.4%	8,087
	NET ASSETS — 100.0%	$1,945,670

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   23

JPMorgan Ohio Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — 6.8% (n)
	Ohio — 6.8%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.15%, 03/05/08	4,000
1,500	State of Ohio Water Development Authority, Freshwater, LIQ: State Street Bank & Trust Co./CalSTRS, 2.70%, 03/12/08	1,500
	Total Commercial Paper (Cost $5,500)	5,500
Daily Demand Notes — 17.3%
	Ohio — 17.3%
750	Lehman Municipal Trust Receipts, Series F22W, Rev., VRDO, Lehman Brothers, LIQ: Lehman Brothers Special Financing, 4.27%, 03/03/08	750
400	Ohio Air Quality Development Authority, Pollution Control, Ohio Edison Co. Project, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 4.00%, 03/03/08	400
4,680	State of Ohio, Solid Waste, BP Chemical, Inc. Project, Rev., VRDO, 3.65%, 03/03/08	4,680
4,760	State of Ohio, Solid Waste, BP Exploration & Oil Project, Rev., VRDO, 3.65%, 03/03/08	4,760
1,570	State of Ohio, Solid Waste, BP Products North America, Series 2002B-BP, Rev., VRDO, 3.65%, 03/03/08	1,570
1,885	State of Ohio Water Development Authority, Ohio Edison Co. Project, Series PJ-B, Rev., VRDO, LOC: Wachovia Bank N.A., 3.65%, 03/03/08	1,885
	Total Daily Demand Notes (Cost $14,045)	14,045
Municipal Notes & Bonds — 6.4%
	Ohio — 6.4%
2,550	City of Mason, BAN, GO, 3.00%, 03/12/09 (w)	2,569
2,600	City of Mason, Golf Course Acquisition, BAN, GO, 4.25%, 03/13/08	2,600
	Total Municipal Notes & Bonds (Cost $5,169)	5,169
Weekly Demand Notes — 72.1%
	Ohio — 69.9%
2,000	ABN AMRO Munitops Certificate Trust, Series 2006-4, GO, VRDO, FSA, 3.19%, 03/06/08 (e)(m)	2,000
2,700	ABN AMRO Munitops Certificate Trust, Single Asset Trust, Series 2001-3, VRDO, MBIA, 3.51%, 03/06/08 (m)	2,700
883	Cincinnati City School District, Series 1511, GO, VRDO, FGIC, LIQ: Rabobank Nederland, 3.20%, 03/04/08	883
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VRDO, LOC: National City Bank, 3.12%, 03/06/08	500
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VRDO, LOC: Wachovia Bank N.A., 3.40%, 03/04/08	2,000
2,505	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VRDO, LIQ: State Street Bank & Trust Co., 3.46%, 03/06/08	2,505
1,990	Columbus Regional Airport Authority, Series MT-242, Rev., VRDO, 5.36%, 03/07/08	1,990
1,900	Cuyahoga County, EDR, Gilmore Academy Project, Rev., VRDO, LOC: Fifth Third Bank, 3.22%, 03/04/08	1,900
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VRDO, LOC: Fifth Third Bank, 3.11%, 03/04/08	2,200
800	Franklin County, Health Care Facilities, Presbyterian, Series 2002-B, Rev, VRDO, LOC: National City Bank, 3.08%, 03/06/08	800
1,630	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 3.10%, 03/06/08	1,630
3,975	Hamilton County, Ohio Sales Tax, Series 356, Rev., VRDO, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.21%, 03/06/08	3,975
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VRDO, LOC: Comerica Bank, 3.31%, 03/06/08	1,040
720	Lake County, Pressure Technology, Inc., Series 2002, Rev., VRDO, AMT, LOC: Wachovia Bank N.A., 3.50%, 03/06/08	720
310	Mahoning County, Forum Health Obligation Group, Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.08%, 03/06/08	310
3,000	Middletown Hospital Facilities, Series MT-239, Rev., VRDO, GTY: Merrill Lynch & Co., LIQ: Merrill Lynch Capital Services, LOC: Lloyds TSB Bank plc, 5.26%, 03/07/08	3,000
925	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VRDO, LOC: FHLB, 3.10%, 03/04/08	925
3,575	Montgomery County, Hospital Improvement, Kettering Health, Series A, Rev., VRDO, FSA, 3.14%, 03/04/08	3,575
	Ohio Housing Finance Agency, Merlots,
965	Series A34, Rev., VRDO, LIQ: Wachovia Bank N.A., 3.40%, 03/05/08	965
1,255	Series A78, Rev., VRDO, GNMA COLL, LIQ: Wachovia Bank N.A., 3.40%, 03/05/08	1,255

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — Continued
	Ohio — Continued
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VRDO, AMT, LIQ: Citibank N.A., 3.05%, 03/04/08	2,500
2,075	Series F, Rev., VRDO, AMT, GNMA/FNMA, 2.91%, 03/04/08	2,075
1,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 2.87%, 03/04/08	1,200
890	Ohio State Department of Administrative Services, Series 2856, COP, VRDO, MBIA, LIQ: Merrill Lynch Capital Services, 3.26%, 03/07/08	890
	Ohio State Water Development Authority, FirstEnergy Project,
3,040	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 3.20%, 03/03/08	3,040
2,000	Series B, Rev., VRDO, LOC: Barclays Bank plc, 2.97%, 03/05/08	2,000
1,165	Ohio State Water Development Authority, Pure Water, Series 1118, Rev., VRDO, LIQ: Rabobank Nederland, 3.15%, 03/06/08	1,165
2,640	State of Ohio, Series RR-II-R-6075, GO, VRDO, LIQ: Citigroup Financial Products, 3.19%, 03/06/08	2,640
825	State of Ohio, Higher Educational Facilities, Case Western University, Series A, Rev., VRDO, 3.00%, 03/03/08	825
2,780	Tuscarawas County, Hospital Facilities, Series MT-103, Rev., VRDO, LOC: Lloyds TSB Bank plc, 3.26%, 03/07/08	2,780
1,775	Warren County, Ralph J. Stolle Countryside, Series 1985, Rev., VRDO, LOC: Fifth Third Bank, 3.22%, 03/07/08	1,775
862	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VRDO, LOC: Fifth Third Bank, 3.31%, 03/06/08	862
		56,625
	Puerto Rico — 2.2%
1,770	Puerto Rico Sales Tax Financing Corp., Series 2012, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 3.25%, 03/06/08	1,770
	Total Weekly Demand Notes (Cost $58,395)	58,395
	Total Investments — 102.6% (Cost $83,109)*	83,109
	Liabilities in Excess of Other Assets — (2.6)%	(2,090)
	NET ASSETS — 100.0%	$81,019

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   25

JPMorgan Money Market Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

ABBREVIATIONS AND DEFINITIONS:

*—	The cost of securities is substantially the same for federal income tax purposes.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)—	When-issued or delayed-delivery security.

(y)—	Subsequent to February 29, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co. (See Note 8)

ACES —	Automatically Convertible Securities

AMBAC —	American Municipal Bond Assurance Corp.

AMT —	Alternative Minimum Tax

BAN —	Bond Anticipation Note

CalSTRS —	California State Teachers Retirement System

CNTY —	County

COLL —	Collateral

COP —	Certificates of Participation

CR —	Custodial Receipts

CTFS—	Certificates

DATES —	Daily Adjustable Tax-Exempt Securities

EAGLE —	Earnings of accrual generated on local tax-exempt securities

EDC —	Economic Development Corporation

EDR —	Economic Development Revenue

FGIC —	Financial Guaranty Insurance Co.

FHA —	Federal Housing Administration

FHLB —	Federal Home Loan Bank

FHLMC —	Federal Home Loan Mortgage Corporation

FNMA —	Federal National Mortgage Association

FSA —	Financial Security Assurance

GNMA —	Government National Mortgage Association

GO —	General Obligation

GTD —	Guaranteed

GTY —	Guaranty

IBC —	Insured Bond Certificates

IDA —	Industrial Development Authority

IDR —	Industrial Development Revenue

LIQ —	Liquidity Agreement

LOC —	Letter of Credit

MBIA —	Municipal Bond Insurance Association

MERLOTS —	Municipal Exempt Receipts Liquidity Optional Tender

PCR —	Pollution Control Revenue

Q-SBLF —	Qualified School Board Loan Fund

RAN —	Revenue Anticipation Note

Rev.—	Revenue Bond

SO —	Special Obligation

TAN —	Tax Anticipation Note

TCRS —	Transferable Custodial Receipts

TICS —	Tenants in Common

TOCS —	Tender Options Certificates

TRAN —	Tax & Revenue Anticipation Note

VRDO —	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of February 29, 2008.

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008
(Amounts in thousands, except per share amounts)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
ASSETS:
Investments at value	$987,491	$133,678		$1,937,583	$83,109
Cash	26	43		39	36
Receivables:
Investment securities sold	4,515	—		—	—
Fund shares sold	—	—		356	—
Interest and dividends	4,646	650		9,572	530
Prepaid expenses and other assets	—	—	(a)	—	—	(a)
Total Assets	996,678	134,371		1,947,550	83,675

LIABILITIES:
Payables:
Dividends	158	7		600	—	(a)
Investment securities purchased	—	1,963		—	2,569
Accrued liabilities:
Investment advisory fees	66	8		121	5
Administration fees	49	4		97	3
Shareholder servicing fees	204	21		477	10
Distribution fees	409	7		325	13
Custodian and accounting fees	17	4		39	6
Trustees’ and Chief Compliance Officer’s fees	3	—	(a)	49	—	(a)
Other	122	52		172	50
Total Liabilities	1,028	2,066		1,880	2,656
Net Assets	$995,650	$132,305		$1,945,670	$81,019

NET ASSETS:
Paid in capital	$995,257	$132,276		$1,944,441	$80,964
Accumulated undistributed (distributions in excess of) net investment income	392	29		1,229	54
Accumulated net realized gains (losses)	1	—		—	1
Total Net Assets	$995,650	$132,305		$1,945,670	$81,019
Net Assets:
Morgan	$183,015	$37,673		$1,214,148	$25,619
Premier	—	71,758		—	626
Reserve	—	22,874		410,594	54,774
E*Trade	812,635	—		320,928	—
Total	$995,650	$132,305		$1,945,670	$81,019
Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Morgan	182,981	37,667		1,213,258	25,610
Premier	—	71,736		—	625
Reserve	—	22,884		410,446	54,706
E*Trade	812,288	—		320,815	—
Net asset value offering and redemption price per share (all shares)	$1.00	$1.00		$1.00	$1.00

Cost of investments	$987,491	$133,678		$1,937,583	$83,109

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   27

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008
(Amounts in thousands)

	California Municipal Money Market Fund	Michigan Municipal Money Market Fund		New York Municipal Money Market Fund	Ohio Municipal Money Market Fund
INVESTMENT INCOME:
Interest income	$37,876	$6,254		$70,199	$3,842

EXPENSES:
Investment advisory fees	872	139		1,613	87
Administration fees	826	134		1,528	83
Distribution fees:
Morgan	146	41		1,195	27
Reserve	—	54		1,024	158
E*Trade	5,666	—		2,469	—
Shareholder servicing fees:
Morgan	511	144		4,182	93
Premier	—	334		—	55
Reserve	—	64		1,228	190
E*Trade	2,833	—		1,235	—
Custodian and accounting fees	48	21		69	19
Interest expense	3	—	(a)	8	1
Professional fees	62	53		74	56
Trustees’ and Chief Compliance Officer’s fees	12	2		28	1
Printing and mailing costs	172	33		125	16
Registration and filing fees	30	27		11	18
Transfer agent fees	18	19		167	22
Other	5	14		16	10
Total expenses	11,204	1,079		14,972	836
Less amounts waived	(940)	(182)		(921)	(153)
Less earnings credits	(14)	(2)		(11)	—	(a)
Less expense reimbursements for legal matters	—	—	(a)	—	—	(a)
Net expenses	10,250	895		14,040	683
Net investment income (loss)	27,626	5,359		56,159	3,159

REALIZED GAINS (LOSSES):
Realized gain (loss) on transactions from investments	301	7		418	1
Payment by affiliate (See Note 3)	—	6		—	7
Net realized gain (loss)	301	13		418	8
Change in net assets resulting from operations	$27,927	$5,372		$56,577	$3,167

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,626	$17,089	$5,359	$7,041
Net realized gain (loss)	301	120	13	14
Change in net assets resulting from operations	27,927	17,209	5,372	7,055

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(4,126)	(1,861)	(1,231)	(1,574)
Premier
From net investment income	—	—	(3,520)	(4,911)
Reserve
From net investment income	—	—	(608)	(557)
E*Trade
From net investment income	(23,500)	(15,233)	—	—
Total distributions to shareholders	(27,626)	(17,094)	(5,359)	(7,042)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(44,536)	924,534	(135,253)	81,122

NET ASSETS
Change in net assets	(44,235)	924,649	(135,240)	81,135
Beginning of period	1,039,885	115,236	267,545	186,410
End of period	$995,650	$1,039,885	$132,305	$267,545
Accumulated undistributed (distributions in excess of) net investment income	$392	$97	$29	$16

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$56,159	$46,739	$3,159	$4,029
Net realized gain (loss)	418	179	8	14
Change in net assets resulting from operations	56,577	46,918	3,167	4,043

DISTRIBUTIONS TO SHAREHOLDERS:
Morgan
From net investment income	(34,435)	(33,926)	(784)	(775)
From net realized gains	—	—	— (a)	—
Premier
From net investment income	—	—	(603)	(1,286)
From net realized gains	—	—	— (a)	—
Reserve
From net investment income	(11,383)	(5,422)	(1,782)	(1,969)
From net realized gains	—	—	(1)	—
E*Trade
From net investment income	(10,349)	(7,389)	—	—
Total distributions to shareholders	(56,167)	(46,737)	(3,170)	(4,030)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	116,929	469,842	(55,238)	(8,336)

NET ASSETS
Change in net assets	117,339	470,023	(55,241)	(8,323)
Beginning of period	1,828,331	1,358,308	136,260	144,583
End of period	$1,945,670	$1,828,331	$81,019	$136,260
Accumulated undistributed (distributions in excess of) net investment income	$1,229	$665	$54	$58

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	California Municipal Money Market Fund		Michigan Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$845,515	$401,208	$114,049	$190,820
Dividends and distributions reinvested	1,796	842	1,218	1,559
Cost of shares redeemed	(755,395)	(356,040)	(138,542)	(163,017)
Change in net assets from Morgan capital transactions	$91,916	$46,010	$(23,275)	$29,362
Premier
Proceeds from shares issued	$—	$—	$207,013	$263,823
Dividends and distributions reinvested	—	—	2,000	1,338
Cost of shares redeemed	—	—	(314,960)	(223,168)
Change in net assets from Premier capital transactions	$—	$—	$(105,947)	$41,993
Reserve
Proceeds from shares issued	$—	$—	$113,660	$120,508
Dividends and distributions reinvested	—	—	608	556
Cost of shares redeemed	—	—	(120,299)	(111,297)
Change in net assets from Reserve capital transactions	$—	$—	$(6,031)	$9,767
E*Trade
Proceeds from shares issued	$507,508	$1,087,309	$—	$—
Dividends and distributions reinvested	23,500	15,233	—	—
Cost of shares redeemed	(667,460)	(224,018)	—	—
Change in net assets from E*Trade capital transactions	$(136,452)	$878,524	$—	$—

Total change in net assets from capital transactions	$(44,536)	$924,534	$(135,253)	$81,122

SHARE TRANSACTIONS:
Morgan
Issued	845,515	401,208	114,049	190,820
Reinvested	1,796	842	1,218	1,559
Redeemed	(755,395)	(356,040)	(138,542)	(163,017)
Change in Morgan Shares	91,916	46,010	(23,275)	29,362
Premier
Issued	—	—	207,013	263,823
Reinvested	—	—	2,000	1,338
Redeemed	—	—	(314,960)	(223,168)
Change in Premier Shares	—	—	(105,947)	41,993
Reserve
Issued	—	—	113,660	120,508
Reinvested	—	—	608	556
Redeemed	—	—	(120,299)	(111,297)
Change in Reserve Shares	—	—	(6,031)	9,767
E*Trade
Issued	507,508	1,087,309	—	—
Reinvested	23,500	15,233	—	—
Redeemed	(667,460)	(224,018)	—	—
Change in E*Trade Shares	(136,452)	878,524	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	New York Municipal Money Market Fund		Ohio Municipal Money Market Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Morgan
Proceeds from shares issued	$4,641,354	$6,098,286	$71,655	$142,217
Dividends and distributions reinvested	29,817	27,598	782	775
Cost of shares redeemed	(4,661,282)	(6,019,950)	(80,236)	(136,114)
Change in net assets from Morgan capital transactions	$9,889	$105,934	$(7,799)	$6,878
Premier
Proceeds from shares issued	$—	$—	$70,350	$105,619
Dividends and distributions reinvested	—	—	113	24
Cost of shares redeemed	—	—	(102,823)	(111,422)
Change in net assets from Premier capital transactions	$—	$—	$(32,360)	$(5,779)
Reserve
Proceeds from shares issued	$95,423,503	$23,430,950	$217,306	$258,927
Dividends and distributions reinvested	767	2,531	1,783	1,970
Cost of shares redeemed	(95,208,394)	(23,416,906)	(234,168)	(270,332)
Change in net assets from Reserve capital transactions	$215,876	$16,575	$(15,079)	$(9,435)
E*Trade
Proceeds from shares issued	$326,590	$486,070	$—	$—
Dividends and distributions reinvested	10,349	7,389	—	—
Cost of shares redeemed	(445,775)	(146,126)	—	—
Change in net assets from E*Trade capital transactions	$(108,836)	$347,333	$—	$—

Total change in net assets from capital transactions	$116,929	$469,842	$(55,238)	$(8,336)

SHARE TRANSACTIONS:
Morgan
Issued	4,641,354	6,098,286	71,649	142,217
Reinvested	29,817	27,598	782	775
Redeemed	(4,661,282)	(6,019,950)	(80,236)	(136,114)
Change in Morgan Shares	9,889	105,934	(7,805)	6,878
Premier
Issued	—	—	70,350	105,619
Reinvested	—	—	113	24
Redeemed	—	—	(102,800)	(111,422)
Change in Premier Shares	—	—	(32,337)	(5,779)
Reserve
Issued	95,423,503	23,430,950	217,289	258,927
Reinvested	767	2,531	1,783	1,970
Redeemed	(95,208,394)	(23,416,906)	(234,168)	(270,332)
Change in Reserve Shares	215,876	16,575	(15,096)	(9,435)
E*Trade
Issued	326,590	486,070	—	—
Reinvested	10,349	7,389	—	—
Redeemed	(445,775)	(146,126)	—	—
Change in E*Trade Shares	(108,836)	347,333	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Morgan

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains
California Municipal Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03		$—	(g)	$0.03		$(0.03)	$—
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—
Year Ended August 31, 2004	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—

Michigan Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03		—	(g)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
July 1, 2005 through February 28, 2006 (e)	1.00	0.01		—	(g)	0.01		(0.01)	—
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—		0.01		(0.01)	—

New York Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03		—	(g)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
September 1, 2005 through February 28, 2006 (d)	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.02		—		0.02		(0.02)	—
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—

Ohio Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03	(i)	—	(g)	0.03		(0.03)	—	(g)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
July 1, 2005 through February 28, 2006 (e)	1.00	0.01		—	(g)	0.01		(0.01)	—
February 19, 2005 (f) through June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from August 31 to the last day of February.

(e)	The Fund changed its fiscal year from June 30 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(i)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Total distributions		Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits
$ (0.03)		$1.00	2.96%		$183,015	0.55%	2.83%	0.64%
(0.03)		1.00	2.99		91,046	0.55	2.96	0.65
(0.01)		1.00	1.16		45,020	0.55	2.28	0.68
(0.02)		1.00	1.47		217,166	0.55	1.49	0.70
(0.01)		1.00	0.51		154,326	0.55	0.51	0.80
(0.01)		1.00	0.72		149,147	0.55	0.72	0.73

(0.03)		1.00	3.00	(h)	37,673	0.59	3.00	0.71
(0.03)		1.00	3.02		60,944	0.59	3.00	0.67
(0.01)		1.00	1.47		31,580	0.59	2.27	0.69
(0.01)		1.00	0.64		7,803	0.59	1.81	0.70

(0.03)		1.00	2.93		1,214,148	0.59	2.89	0.63
(0.03)		1.00	2.97		1,204,017	0.59	2.93	0.65
(0.01)		1.00	1.14		1,097,957	0.59	2.27	0.64
(0.02)		1.00	1.42		1,485,743	0.59	1.40	0.67
—	(g)	1.00	0.48		1,540,274	0.59	0.48	0.70
(0.01)		1.00	0.72		1,662,000	0.59	0.72	0.69

(0.03)		1.00	2.98	(h)	25,619	0.59	2.94	0.74
(0.03)		1.00	2.99		33,418	0.59	2.95	0.70
(0.01)		1.00	1.46		26,537	0.59	2.34	0.72
(0.01)		1.00	0.63		1,891	0.59	1.80	0.72

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   35

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Premier

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains
Michigan Municipal Money Market Fund
Year Ended February 29, 2008	$1.00	$0.03		$—	(e)	$0.03	$(0.03)	$—
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03	(0.03)	—
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02	(0.02)	—
Year Ended June 30, 2005	1.00	0.01		—		0.01	(0.01)	—
Year Ended June 30, 2004	1.00	0.01		—		0.01	(0.01)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01	(0.01)	—

Ohio Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03	(g)	—	(e)	0.03	(0.03)	—	(e)
Year Ended February 28, 2007	1.00	0.03		—	(e)	0.03	(0.03)	—
July 1, 2005 through February 28, 2006 (d)	1.00	0.02		—	(e)	0.02	(0.02)	—
Year Ended June 30, 2005	1.00	0.01		—	(e)	0.01	(0.01)	—
Year Ended June 30, 2004	1.00	0.01		—		0.01	(0.01)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01	(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	The Fund changed its fiscal year from June 30 to the last day of February.

(e)	Amount rounds to less than $0.01.

(f)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(g)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
				Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursement and earnings credits
$ (0.03)	$1.00	3.14	%(f)	$71,758	0.45%	3.17%	0.55%
(0.03)	1.00	3.17		177,698	0.45	3.13	0.52
(0.02)	1.00	1.57		135,695	0.45	2.34	0.54
(0.01)	1.00	1.32		141,695	0.47	1.37	0.56
(0.01)	1.00	0.56		112,753	0.47	0.56	0.55
(0.01)	1.00	0.87		64,146	0.49	0.88	0.57

(0.03)	1.00	3.12	(f)	626	0.45	3.28	0.57
(0.03)	1.00	3.14		32,989	0.45	3.09	0.55
(0.02)	1.00	1.55		38,765	0.45	2.32	0.57
(0.01)	1.00	1.40		44,469	0.46	1.36	0.52
(0.01)	1.00	0.56		46,968	0.47	0.55	0.50
(0.01)	1.00	0.88		73,757	0.47	0.88	0.50

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Reserve

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income	Net realized gains
Michigan Municipal Money Market Fund (d)
Year Ended February 29, 2008	$1.00	$0.03		$—	(g)	$0.03		$(0.03)	$—
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
July 1, 2005 through February 28, 2006 (e)	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended June 30, 2005	1.00	0.01		—		0.01		(0.01)	—
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—

New York Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03		—	(g)	0.03		(0.03)	—
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
September 1, 2005 through February 28, 2006 (f)	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended August 31, 2005	1.00	0.01		—		0.01		(0.01)	—
Year Ended August 31, 2004	1.00	—	(g)	—		—	(g)	— (g)	—
Year Ended August 31, 2003	1.00	0.01		—		0.01		(0.01)	—

Ohio Municipal Money Market Fund (d)
Year Ended February 29, 2008	1.00	0.03	(i)	—	(g)	0.03		(0.03)	—	(g)
Year Ended February 28, 2007	1.00	0.03		—	(g)	0.03		(0.03)	—
July 1, 2005 through February 28, 2006 (e)	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended June 30, 2005	1.00	0.01		—	(g)	0.01		(0.01)	—
Year Ended June 30, 2004	1.00	—	(g)	—		—	(g)	— (g)	—
Year Ended June 30, 2003	1.00	0.01		—		0.01		(0.01)	—

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	Effective February 19, 2005, Class A was renamed Reserve.

(e)	The Fund changed its fiscal year from June 30 to the last day of February.

(f)	The Fund changed its fiscal year from August 31 to the last day of February.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(i)	Calculated based upon average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Total distributions		Net asset value, end of period	Total return (b)		Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursement and earnings credits
$ (0.03)		$1.00	2.88	%(h)	$22,874	0.70%	2.84%	0.81%
(0.03)		1.00	2.91		28,903	0.70	2.89	0.78
(0.01)		1.00	1.40		19,135	0.70	2.06	0.79
(0.01)		1.00	1.14		41,308	0.72	1.10	0.81
—	(g)	1.00	0.31		53,414	0.73	0.31	0.81
(0.01)		1.00	0.62		77,476	0.74	0.62	0.82

(0.03)		1.00	2.81		410,594	0.70	2.79	0.73
(0.03)		1.00	2.86		194,629	0.70	2.82	0.75
(0.01)		1.00	1.09		178,032	0.70	2.19	0.75
(0.01)		1.00	1.27		157,544	0.74	1.26	0.81
—	(g)	1.00	0.28		154,383	0.79	0.28	0.88
(0.01)		1.00	0.52		175,000	0.79	0.50	0.87

(0.03)		1.00	2.86	(h)	54,774	0.70	2.82	0.85
(0.03)		1.00	2.88		69,853	0.70	2.84	0.80
(0.01)		1.00	1.38		79,281	0.70	2.09	0.82
(0.01)		1.00	1.14		82,741	0.71	1.17	0.77
—	(g)	1.00	0.30		59,971	0.72	0.30	0.75
(0.01)		1.00	0.63		79,911	0.72	0.62	0.75

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

E*Trade

	Per share operating performance
		Investment operations						Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations		Net investment income
California Municipal Money Market Fund
Year Ended February 29, 2008	$1.00	$0.02		$—	(f)	$0.02		$(0.02)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
January 17, 2006 (d) through February 28, 2006 (e)	1.00	—	(f)	—	(f)	—	(f)	— (f)

New York Municipal Money Market Fund
Year Ended February 29, 2008	1.00	0.03		—	(f)	0.03		(0.03)
Year Ended February 28, 2007	1.00	0.03		—	(f)	0.03		(0.03)
January 17, 2006 (d) through February 28, 2006 (e)	1.00	—	(f)	—	(f)	—	(f)	— (f)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(d)	Commencement of offering of class of shares.

(e)	The Fund changed its fiscal year from August 31 to the last day of February.

(f)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
		Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursement and earnings credits
$1.00	2.50%	$812,635	1.00%	2.49%	1.09%
1.00	2.53	948,839	1.00	2.53	1.09
1.00	0.25	70,216	1.00	2.10	1.24

1.00	2.50	320,928	1.00	2.52	1.08
1.00	2.55	429,685	1.00	2.56	1.10
1.00	0.24	82,319	1.00	2.08	1.11

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   41

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 4 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
California Municipal Money Market Fund	Morgan and E*Trade	JPM I
Michigan Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II
New York Municipal Money Market Fund	Morgan, Reserve and E*Trade	JPM I
Ohio Municipal Money Market Fund	Morgan, Premier and Reserve	JPM II

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — The Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the security. The market value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

	Market Value	Percentage
New York Municipal Money Market Fund	$13,090	0.7%

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their when-issued or delayed delivery purchase commitments.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of a Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities

42   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact on the Funds’ financial statements.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
California Municipal Money Market Fund	$—	$295	$(295)
Michigan Municipal Money Market Fund	—	13	(13)
New York Municipal Money Market Fund	—	572	(572)
Ohio Municipal Money Market Fund	—	6	(6)

The reclassifications for the Funds relate primarily to distribution reclassifications.

G. Recent Accounting Pronouncements — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to separate Amended and Restated Investment Advisory Agreements, J.P.Morgan Investment Management Inc. (“JPMIM”) acts as the investment advisor to the California Municipal Money Market Fund and New York Municipal Money Market Fund and JPMorgan Investment Advisors Inc. (“JPMIA”, and together with JPMIM, each an “Advisor”) acts as the investment advisor to the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund. JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). JPMIA is an indirect, wholly-owned subsidiary of JPMorgan. The Advisors supervise the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is 0.08%.

The Advisor waived Investment Advisory Fees as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisors or their affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisors or their affiliates.

As of February 29, 2008, there were no waivers/reimbursements resulting from investments in the money market funds.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the first $100 billion of the average daily net assets of all money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets in excess of $100 billion of all such funds. For the year ended February 29, 2008, the annual effective rate of each Fund’s average daily net assets is 0.08%.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   43

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Morgan Shares, Reserve Shares and E*Trade Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Premier Shares do not participate in the Distribution Plan. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Morgan	Reserve	E*Trade
California Municipal Money Market Fund	0.10%	n/a	0.60%
Michigan Municipal Money Market Fund	0.10	0.25%	n/a
New York Municipal Money Market Fund	0.10	0.25	0.60
Ohio Municipal Money Market Fund	0.10	0.25	n/a

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.35%	n/a	n/a	0.30%
Michigan Municipal Money Market Fund	0.35	0.30%	0.30%	n/a
New York Municipal Money Market Fund	0.35	n/a	0.30	0.30
Ohio Municipal Money Market Fund	0.35	0.30	0.30	n/a

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisors, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Morgan	Premier	Reserve	E*Trade
California Municipal Money Market Fund	0.55%	n/a	n/a	1.00%
Michigan Municipal Money Market Fund	0.59	0.45%	0.70%	n/a
New York Municipal Money Market Fund	0.59	n/a	0.70	1.00
Ohio Municipal Money Market Fund	0.59	0.45	0.70	n/a

The contractual expense limitation agreements were in effect for the year ended February 29, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the year ended February 29, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total
California Municipal Money Market Fund	$—	$253	$687	$940
Michigan Municipal Money Market Fund	—	55	127	182
New York Municipal Money Market Fund	—	126	795	921
Ohio Municipal Money Market Fund	1	44	108	153

44   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

The Payment by affiliate amount shown in the Statement of Operations represents a payment received by the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund from their Advisor. This payment results from the resolution of a Securities and Exchange Commission (the “SEC”) inquiry relating to the relationship of Banc One Investment Advisors Corporation (“BOIA”) (now known as JPMIA) with The One Group Services Company (“TOGSC”), a wholly owned subsidiary of BISYS Group, Inc., in connection with TOGSC’s provision of administration services for these Funds. TOGSC served as the Funds’ or their predecessors’ Administrator until November 2000.

G. Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the year, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisors.

The Funds may use related party broker/dealers. For the year ended February 29, 2008, the Funds did not incur any brokerage commissions with broker/dealers affiliated with the Advisors.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P.Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Federal Income Tax Matters

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$228	$67	$27,331	$27,626
Michigan Municipal Money Market Fund	12	1	5,346	5,359
New York Municipal Money Market Fund	345	227	55,595	56,167
Ohio Municipal Money Market Fund	8	—	3,162	3,170

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Tax Exempt Income	Total Distributions Paid
California Municipal Money Market Fund	$99	$26	$16,969	$17,094
Michigan Municipal Money Market Fund	10	5	7,027	7,042
New York Municipal Money Market Fund	—	—	46,737	46,737
Ohio Municipal Money Market Fund	26	—	4,004	4,030

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Tax Exempt Income
California Municipal Money Market Fund	$559
Michigan Municipal Money Market Fund	40
New York Municipal Money Market Fund	1,908
Ohio Municipal Money Market Fund	57

For the Funds, the cumulative timing differences consist of deferred compensation and distributions payable.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   45

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

5. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2008, or at any time during the year then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

6. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. The California Municipal Money Market Fund, Michigan Municipal Money Market Fund, New York Municipal Money Market Fund and Ohio Municipal Money Market Fund primarily invest in issuers in the States of California, Michigan, New York and Ohio, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region.

7. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, BOIA, now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

46   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

The Funds will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

8. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Trust I and JPMorgan Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Municipal Money Market Fund, JPMorgan Michigan Municipal Money Market Fund, JPMorgan New York Municipal Money Market Fund and JPMorgan Ohio Municipal Money Market Fund (hereafter collectively referred to as the “Funds”) at February 29, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

48   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	145	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   49

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	145	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except Mr. Reid for whom it is age 78.
(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (145 funds).
(3)	Roland R. Eppley, Jr. retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.
*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

50   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Elizabeth A. Davin (1964),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to February 14, 2008, Ms. Davin was an Assistant Secretary.

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   51

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at September 1, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
California Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,013.50	$2.75	0.55%
Hypothetical	1,000.00	1,022.13	2.77	0.55
E*Trade
Actual	1,000.00	1,011.20	5.00	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

Michigan Municipal Money Market Fund
Morgan
Actual	1,000.00	1,013.70	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,014.40	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Reserve
Actual	1,000.00	1,013.10	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

52   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio

New York Municipal Money Market Fund
Morgan
Actual	$1,000.00	$1,013.30	$2.95	0.59%
Hypothetical	1,000.00	1,021.93	2.97	0.59
Reserve
Actual	1,000.00	1,012.80	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
E*Trade
Actual	1,000.00	1,011.20	5.00	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

Ohio Municipal Money Market Fund
Morgan
Actual	1,000.00	1,013.60	2.95	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Premier
Actual	1,000.00	1,014.30	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Reserve
Actual	1,000.00	1,013.00	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2008        JPMORGAN MONEY MARKET FUNDS   53

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns for the calendar year ending December 31, 2008 will be received under separate cover.

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 29, 2008:

Exempt Distributions Paid
California Municipal Money Market Fund	100.00%
Michigan Municipal Money Market Fund	100.00
New York Municipal Money Market Fund	100.00
Ohio Municipal Money Market Fund	100.00

Each Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2008 (amounts in thousands):

Qualified Long-Term Capital Gain — 15%
California Municipal Money Market Fund	$67
Michigan Municipal Money Market Fund	1
New York Municipal Money Market Fund	227

54   JPMORGAN MONEY MARKET FUNDS        FEBRUARY 29, 2008

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by each Fund to its Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. February 2008.	AN-MMKTST-208

ANNUAL REPORT FEBRUARY 29, 2008

JPMorgan Funds

Tax Free

Funds

JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan California Tax Free Bond Fund	2
JPMorgan Intermediate Tax Free Bond Fund	4
JPMorgan New York Tax Free Bond Fund	6
Schedules of Portfolio Investments	8
Financial Statements	36
Financial Highlights	46
Notes to Financial Statements	56
Report of Independent Registered Public Accounting Firm	63
Trustees	64
Officers	66
Schedule of Shareholder Expenses	67
Tax Letter	69

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Tax Free Funds for the 12-month period ended February 29, 2008. Inside, you’ll find in-depth information on certain of the Funds along with reports from the portfolio managers.

“Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned
–3.60%.

Although municipal securities posted solid performance in 2007, they declined late in the period after several monoline insurers disclosed exposure to sub-prime mortgage debt. The Lehman Brothers Municipal Bond Index returned –1.18% for the 12 months.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector (non-Treasury segments) yields began increasing due to unease about quality in the leveraged and sub-investment-grade mortgage loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Liquidity concerns in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility.

Monoline insurers face credit downgrades

In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, including the financial guaranty industry. Some companies providing insurance protection on municipal securities struggled. Only 28% of January’s municipal supply was insured, compared to the historical average of nearly 50%.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Federal Reserve (Fed) cut interest rates by 225 basis points (bps) during the period, which pushed money market yields lower throughout the year. For example, the yield on the benchmark three-month U.S. Treasury bill fell 320 bps, from 5.01% to 1.81%. The federal government also announced a stimulus plan that would send rebate checks to millions of U.S. homes.

Treasury yields

As the period progressed, the government segments of the fixed income market provided stability for investors. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield and municipal securities were the worst.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   1

JPMorgan California Tax Free Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	December 23, 1996
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$162,052
Primary Benchmark	Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index
Average Credit Quality	AA2/AA3
Duration	5.5 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan California Tax Free Bond Fund, which seeks to provide high after-tax total return for California residents consistent with moderate risk of capital,* returned 0.83%** (Institutional Class Shares) for the 12 months ended February 29, 2008, compared to the 1.91% return for the Lehman Brothers California Competitive Intermediate (1–17 Year) Bond Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period, as exposure to longer-term spread securities, including zero-coupon, tobacco and healthcare-related bonds, detracted from performance. A flight-to-quality environment emerged during the second half of the period, causing the yield curve to steepen and spreads to widen. As a result, the Fund’s longer-term spread securities suffered. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. On the positive side, the Fund’s duration strategy contributed favorably to relative performance, as its duration, or sensitivity to interest rate changes, extended less than that of the benchmark.

The period opened with the typical seasonal factors — an increase in new-issue supply and pressures from income-tax-related selling — pushing rates higher. These forces eventually eased but were immediately replaced by concerns regarding the strength of the U.S. economy and the growing magnitude of the sub-prime mortgage crises, which impacted the financial markets, leading to extensive spread-widening and a marked reduction in investor demand. The resulting liquidity crunch and indications of an economic slowdown led to a series of rate cuts from the Federal Reserve, beginning in September 2007. Initially, the municipal market responded favorably, with short-term rates declining, the yield curve steepening and spreads stabilizing. This climate changed quickly, though, as a large number of auctions for tax-exempt auction-rate securities began to fail in January, pushing their rates to pre-set levels. This led to the unwinding of arbitrage programs and an increase of new supply. A dramatic increase in tax-free rates and significant spread widening resulted.

During the period, tax-free rates increased, the yield curve steepened and spreads widened. Consequently, prices for municipal securities declined, with income alone accounting for positive total returns.

Q:	HOW WAS THE FUND MANAGED?

A:	Although we maintained a slightly defensive interest rate strategy relative to the benchmark, we modestly extended the Fund’s option-adjusted duration throughout the period to keep pace with the benchmark. Specifically, we extended duration from 5.1 years at the beginning of the period to 5.5 years by the end. This compared to the benchmark’s duration of 4.7 years at the beginning of the period and 5.6 years as of February 29, 2008.

We continued to favor high-quality, intermediate-term securities. Given the single-state nature of the Fund, we held investments in most market sectors. Nevertheless, we continued to avoid the corporate-backed sector, due to the still-tight yield spreads and potential credit concerns associated with a weakening economy. We also managed the Fund with the shareholder’s tax position in mind, as the number of holdings subject to the alternative minimum tax remained relatively small.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 29, 2008***

AAA	50.0%
AA	23.5
A	19.0
BAA	1.4
Not Rated	6.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

2   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		0.70%	2.48%	3.89%
With Sales Charge*		(3.04)	1.70	3.49
CLASS C SHARES	2/19/05
Without CDSC		0.17	2.11	3.70
With CDSC**		(0.83)	2.11	3.70
SELECT CLASS SHARES	4/21/97	0.65	2.44	3.86
INSTITUTIONAL CLASS SHARES	12/23/96	0.83	2.62	4.03

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class A Shares would have been different than shown because Class A Shares have different expenses than Select Shares.

Returns for Class C Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan California Tax Free Bond Fund, Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index and Lipper California Intermediate Municipal Debt Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper California Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers California Competitive Intermediate Bond (1–17 Year) Index is used as a representation of California municipal securities with maturities from 1 to 17 years. The Lipper California Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   3

JPMorgan Intermediate Tax Free Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$3,051,663
Primary Benchmark	Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AA2/AA3
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Intermediate Tax Free Bond Fund, which seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations,* returned 1.61%** (Select Class Shares) for the 12 months ended February 29, 2008. The Fund’s benchmark, the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index, returned 2.07% for the same period. For purposes of the Fund’s investment objective, “gross income” means gross income for federal tax purposes.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period, primarily due to the Fund’s exposure to zero-coupon bonds. A flight-to-quality environment emerged during the second half of the period, causing the yield curve to steepen and spreads to widen. As a result, the Fund’s longer-term spread securities, including zero-coupon bonds, suffered. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. The Fund’s tobacco bonds faced similar spread-widening, and also detracted from relative performance. On the positive side, the Fund benefited from favorable yield-curve positioning and its bias toward higher-quality securities. In addition, we increased the Fund’s exposure to pre-refunded securities, which contributed positively to performance during the period.

Q:	HOW WAS THE FUND MANAGED?

A:	We maintained a slight underweight in the long end of the yield curve, which was a positive influence on performance compared to the benchmark. We also increased the Fund’s exposure to California-issued bonds, which we believed were trading at attractive levels. Spreads on these securities tightened during the period, helping the Fund’s overall performance. We continued to add zero-coupon securities and some AA-rated hospital paper, during the market sell-off. In addition, we increased the Fund’s position in high-coupon callable bonds. These securities performed well, due to the ability of municipalities to refinance their debt at lower rates. We continued to focus our new purchases in the five- to seven-year portion of the yield curve, re-positioning the Fund for action from the Federal Reserve. As is consistent with our tax-advantaged strategy, we maintained relatively low exposure to securities subject to the alternative minimum tax.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 29, 2008***

AAA	57.5%
AA	22.3
A	13.0
BAA	3.8
Not Rated	3.4

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

4   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	12/31/03
Without Sales Charge		1.42%	2.71%	4.19%
With Sales Charge*		(2.39)	1.92	3.79
CLASS B SHARES	12/31/03
Without CDSC		0.84	1.86	3.76
With CDSC**		(4.16)	1.48	3.76
CLASS C SHARES	12/31/03
Without CDSC		0.81	1.83	3.74
With CDSC***		(0.19)	1.83	3.74
SELECT CLASS SHARES	1/1/97	1.61	2.61	4.14
INSTITUTIONAL CLASS SHARES	9/10/01	1.69	2.73	4.21

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B, Class C and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Intermediate Tax Free Bond Fund, Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers Competitive Intermediate (1–17 year) Maturities Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   5

JPMorgan New York Tax Free Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	January 1, 1997
Fiscal Year End	Last day of February
Net Assets as of 2/29/2008 (In Thousands)	$624,723
Primary Benchmark	Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index
Average Credit Quality	AA1/AA2
Duration	5.0 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan New York Tax Free Bond Fund, which seeks to provide monthly dividends that are excluded from gross income for federal income tax purposes and are exempt from New York State and New York City personal income taxes, while seeking to protect the value of your investment,* returned 1.78%** (Select Class Shares) for the 12 months ended February 29, 2008, compared to the 2.42% return for the Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period, as exposure to longer-term spread securities, including zero-coupon, tobacco and healthcare-related bonds, detracted from performance. A flight-to-quality environment emerged during the second half of the period, causing the yield curve to steepen and spreads to widen. As a result, the Fund’s longer-term spread securities suffered. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. On the positive side, the Fund’s duration strategy contributed favorably to relative performance, as its duration, or sensitivity to interest rate changes, extended less than that of the benchmark.

The period opened with the typical seasonal factors — an increase in new-issue supply and pressures from income-tax-related selling — pushing rates higher. These forces eventually eased but were immediately replaced by concerns regarding the strength of the U.S. economy and the growing magnitude of the sub-prime mortgage crises, which impacted the financial markets, leading to extensive spread-widening and a marked reduction in investor demand. The resulting liquidity crunch and indications of an economic slowdown led to a series of rate cuts from the Federal Reserve, beginning in September 2007. Initially, the municipal market responded favorably, with short-term rates declining, the yield curve steepening and spreads stabilizing. This climate changed quickly, though, as a large number of auctions for tax-exempt auction-rate securities began to fail in January, pushing their rates to pre-set levels. This led to the unwinding of arbitrage programs and an increase of new supply. A dramatic increase in tax-free rates and significant spread-widening resulted.

During the period, tax-free rates increased, the yield curve steepened and spreads widened. Consequently, prices for municipal securities declined, with income alone accounting for positive total returns.

Q:	HOW WAS THE FUND MANAGED?

A:	Although we maintained a slightly defensive interest rate strategy relative to the benchmark, we modestly extended the Fund’s option-adjusted duration throughout the period to keep pace with the benchmark. Specifically, we extended duration from 4.7 years at the beginning of the period to 5.0 years by the end. This compared to the benchmark’s duration of 4.5 years at the beginning of the period and 5.4 years as of February 29, 2008.

We continued to favor high-quality, intermediate-term securities. Given the single-state nature of the Fund, we held investments in most market sectors. Nevertheless, we continued to avoid the corporate-backed sector, due to the still-tight yield spreads and potential credit concerns associated with a weakening economy. We also managed the Fund with the shareholder’s tax position in mind, as the number of holdings subject to the alternative minimum tax remained relatively small.

CREDIT QUALITY ALLOCATIONS AT FEBRUARY 29, 2008***

AAA	62.8%
AA	20.5
A	13.2
BAA	2.4
Not Rated	1.1

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on the net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

6   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	2/16/01
Without Sales Charge		1.62%	2.34%	3.92%
With Sales Charge*		(2.13)	1.57	3.53
CLASS B SHARES	2/16/01
Without CDSC		1.01	1.60	3.38
With CDSC**		(3.99)	1.23	3.38
CLASS C SHARES	1/31/03
Without CDSC		0.94	1.60	3.36
With CDSC***		(0.06)	1.60	3.36
SELECT CLASS SHARES	1/1/97	1.78	2.40	3.96
INSTITUTIONAL CLASS SHARES	9/10/01	2.00	2.61	4.11

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

Returns for Class A, Class B and Institutional Class Shares prior to their inception dates are based on the performance of the Select Class Shares. Returns for Class C Shares prior to the inception date is based on the performance of the Class B Shares. The actual returns of Class A, Class B and Class C Shares would have been lower than shown because Class A, Class B and Class C Shares have higher expenses than Select Class Shares. The actual returns of Institutional Class Shares would have been different than shown because Institutional Class Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan New York Tax Free Bond Fund, Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index and Lipper Intermediate Municipal Debt Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Municipal Debt Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers New York Competitive Intermediate (1–17 Year) Maturities Index represents the performance of New York municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax; a portion of the Fund’s income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   7

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Long-Term Investments — 92.9%
	Municipal Bonds — 92.9%
	Alaska — 0.6%
1,000	Alaska Student Loan Corp., Series A-2, Rev., 5.00%, 06/01/10	1,032
	Arkansas — 0.6%
1,000	City of Springdale, Public Improvements, Recreational Facility, Sales & Use Tax, Rev., FSA, 4.13%, 07/01/13	997
	California — 83.1%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., MBIA, 5.25%, 10/01/14	3,327
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., FSA, Zero Coupon, 09/01/19	556
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,086
260	Burlingame Financing Authority, Rev., 4.75%, 10/15/11	274
750	California Educational Facilities Authority, Stanford University, Series P, Rev., 5.25%, 12/01/13	821
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.00%, 11/15/15	978
1,000	California Housing Finance Agency, Series B, Rev., 4.00%, 08/01/13	1,015
	California Housing Finance Agency, Home Mortgage,
1,500	Series B, Rev., 4.80%, 08/01/17	1,392
1,000	Series D, Rev., AMT, FGIC, 4.35%, 02/01/17	970
2,885	California State Department of Transportation, Federal Highway Grant, Series A, Rev., FGIC, 5.00%, 02/01/12	3,060
1,500	California State Department of Water Resources, Series A, Rev., MBIA, 5.25%, 05/01/12	1,594
540	California State Department of Water Resources, Central Valley Project, Water System, Series J-3, Rev., 7.00%, 12/01/12 (p)	626
1,460	California State Department of Water Resources, Central Valley Project, Water System, Unrefunded Balance, Series J-3, Rev., 7.00%, 12/01/12	1,695
3,135	California State Department of Water Resources, Unrefunded Balance, Series W, Rev., 5.50%, 12/01/08	3,209
2,000	California State Public Works Board, California State University, Series A, Rev., FGIC, 5.25%, 10/01/17	2,112
	California State Public Works Board, Department of Corrections & Rehabilitations,
1,675	Series A, Rev., AMBAC, 5.25%, 06/01/11	1,764
1,000	Series J, Rev., AMBAC, 5.25%, 01/01/16	1,065
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.25%, 06/01/12	106
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., 5.00%, 05/01/15	1,007
1,000	California State University, Series C, Rev., FSA, 5.00%, 11/01/19	1,046
145	California Statewide Communities Development Authority, Catholic Healthcare West, COP, 6.00%, 07/01/09 (p)	148
475	California Statewide Communities Development Authority, Catholic Healthcare West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	487
955	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/11	989
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, MBIA, 5.50%, 10/01/14	527
1,000	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	370
1,000	City of Los Angeles, Series A, GO, FGIC, 5.25%, 09/01/11	1,071
5,110	City of Los Angeles, Sonnenblick Del Rio, West Los Angeles, COP, AMBAC, 6.13%, 11/01/10	5,497
600	City of Pacifica, Street Improvement Project, COP, AMBAC, 5.75%, 11/01/09 (p)	634
35	City of Richmond, Wastewater, Rev., FGIC, 5.20%, 08/01/09 (p)	37
930	City of San Bernardino, Single Family Mortgage, Mortgage-Backed Securities, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.50%, 05/01/23 (p)	1,148
1,500	City of San Francisco, State Building Authority, Civic Center, Series A, Rev., FGIC, 5.00%, 12/01/15	1,496
1,500	City of Vallejo, Water Revenue, Rev., MBIA, 5.00%, 05/01/16	1,440
150	Coachella Valley Recreation & Park District, Improvement Bond Act of 1915, Reassessment District 1, Special Assessment, MBIA, 4.63%, 09/02/10	157

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
1,000	Colton Public Financing Authority, Tax Allocation, Series A, Rev., MBIA, 5.00%, 08/01/08	1,019
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,534
1,000	Fallbrook Union High School District, San Diego County, GO, FGIC, 5.38%, 09/01/12	1,077
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
100	Series A, Rev., MBIA, 5.50%, 07/01/10	106
	Glendale Community College District, Capital Appreciation,
1,000	Series A, GO, MBIA, Zero Coupon, 10/01/17	622
	Golden State Tobacco Securitization Corp., Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.00%, 06/01/09	1,002
1,000	Series A-1, Rev., 5.00%, 06/01/13	1,011
2,000	Series B, Rev., FGIC-TCRS, 5.50%, 06/01/13 (p)	2,156
545	Golden West Schools Financing Authority, Series A, Rev., MBIA, 5.80%, 02/01/16	610
1,000	Loma Linda University Medical Center, Series A, Rev., 5.00%, 12/01/15	960
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/20	1,419
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, FSA, 5.00%, 08/01/16	1,558
	Los Angeles County Community Facilities District No. 3, Improvement Area B,
500	Special Tax, Series A, AMBAC, 5.63%, 09/01/10	527
1,395	Special Tax, Series A, AMBAC, 5.63%, 09/01/10	1,463
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.00%, 07/01/13	2,147
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, MBIA, 5.00%, 10/01/19	1,569
	Los Angeles Department of Water & Power, Power Systems,
1,000	Series B, Rev., FSA, 5.13%, 07/01/13	1,072
1,000	Series B, Rev., FSA, 5.13%, 07/01/13	1,070
1,000	Sub Series A-1, Rev., AMBAC, 5.00%, 07/01/15	1,072
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, MBIA, 5.00%, 08/01/16	1,539
1,000	Series C, Rev., AMT, MBIA, 5.00%, 08/01/15	1,026
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.00%, 07/01/15	142
1,000	Los Angeles Unified School District, Election of 2004, Series G, GO, AMBAC, 5.00%, 07/01/16	1,042
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, MBIA, 5.00%, 08/01/17	1,118
1,580	Moreland School District, Crossover, GO, FSA, 4.25%, 08/01/15	1,481
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.25%, 08/01/13	1,463
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, MBIA, Zero Coupon, 08/01/17	703
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.00%, 07/01/11	1,559
560	Northern California Power Agency, Public Power, Unrefunded Balance, Series A, Rev., AMBAC TCRS, 5.80%, 07/01/09	583
2,000	Orange County Public Financing Authority, Waste Management Systems, Rev., AMBAC, 5.75%, 12/01/09	2,089
1,500	Palomar Pomerado Health, Capital Appreciation, GO, MBIA, Zero Coupon, 08/01/18	871
1,500	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,393
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., MBIA, 5.00%, 04/04/08	379
1,500	Port of Oakland, Inter Lien, Series A, Rev., MBIA, 5.00%, 11/01/14	1,563
360	Rancho Water District Financing Authority, Series A, Rev., FSA, 5.50%, 08/01/10	382
1,250	Riverside County Transportation Commission, Series A, Rev., FGIC, 6.00%, 06/01/09	1,298
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.25%, 09/01/17	1,611
1,240	Sacramento City Financing Authority, Capital Improvement, Community Rein Project, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,283
1,500	Sacramento County Sanitation District, Rev., FGIC, 5.00%, 06/01/16	1,534

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   9

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
	Sacramento County Sanitation District, Financing Authority,
250	Series A, Rev., 5.25%, 12/01/10	265
150	Series A, Rev., 5.75%, 12/01/10	161
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/14	771
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., FGIC, 5.00%, 05/01/14	1,052
1,000	Rev., FGIC, 5.25%, 05/01/18	1,029
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, MBIA, 6.00%, 08/01/15 (p)	1,133
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, Unrefunded Balance, Tax Allocation, MBIA, 6.00%, 08/01/15	2,237
1,990	San Marcos Public Facilities Authority, Rev., Zero Coupon, 03/01/14 (p)	1,588
585	San Mateo County Community College District, Election of 2001, Series A, GO, FGIC, 5.38%, 09/01/12	614
250	San Mateo County Joint Power Authority, Capital Projects Program, Rev., MBIA, 6.50%, 07/01/15	283
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	1,652
1,000	Santa Clara County Financing Authority, Series A, Rev., AMBAC, 5.75%, 11/15/13	1,101
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 08/01/15	1,345
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, FGIC, Zero Coupon, 08/01/12	1,267
1,565	Sierra View Local Health Care District, Rev., 5.10%, 07/01/17	1,491
1,850	South Bayside Waste Management Authority, Solid Waste System, Rev., AMBAC, 6.13%, 03/01/09	1,941
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, FGIC, 5.25%, 08/15/14	1,359
2,135	Southern California Public Power Authority, Project No. 1, Rev., Series A, 5.00%, 11/01/18	2,112
	State of California,
1,500	GO, 5.00%, 08/01/15	1,495
1,500	GO, 5.00%, 03/01/16	1,546
1,500	GO, 5.00%, 09/01/16	1,511
2,000	GO, 5.00%, 02/01/17	2,015
3,000	GO, 5.00%, 02/01/17	2,907
3,500	GO, 5.00%, 11/01/17	3,443
3,110	GO, 5.06%, 03/15/14 (i)	3,191
1,500	GO, MBIA, 4.00%, 09/01/14	1,499
120	GO, MBIA-IBC, 6.25%, 10/01/08 (p)	120
1,000	University of California, Series B, Rev., AMBAC, 5.00%, 05/15/12	1,065
1,000	University of California, Regents Medical Center, Series A, Rev., MBIA, 5.00%, 05/15/15	1,034
4,000	Walnut Valley Unified School District, Series A, GO, MBIA, 7.20%, 08/01/11	4,578
1,500	West Contra Costa Unified School District, GO, FGIC, Zero Coupon, 08/01/17	930
		134,598
	Illinois — 1.2%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.00%, 01/01/16	1,952
	Kentucky — 1.0%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/18	1,598
	Michigan — 1.9%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.13%, 12/01/10	2,074
1,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project, Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 05/01/08	1,001
		3,075
	Ohio — 0.8%
1,320	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.10%, 09/01/13	1,313

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Puerto Rico — 2.6%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., MBIA, 6.00%, 07/01/11	3,228
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., MBIA-IBC, 5.50%, 07/01/15	447
500	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 5.75%, 08/01/09 (p)	526
		4,201
	South Carolina — 0.3%
550	Charleston County, GO, MBIA-IBC, 3.00%, 09/01/14	529
	Texas — 0.7%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.00%, 04/01/16	1,056
	Virgin Islands — 0.1%
185	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	189
	Total Long-Term Investments (Cost $151,338)	150,540

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.1%
	Investment Company — 6.1%
9,919	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $9,919)	9,919
	Total Investments — 99.0% (Cost $161,257)	160,459
	Other Assets in Excess of Liabilities — 1.0%	1,593
	NET ASSETS — 100.0%	$162,052

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   11

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.0%
	Municipal Bonds — 96.0%
	Alabama — 0.6%
4,675	City of Mobile, GO, AMBAC, 5.50%, 08/15/11	5,022
1,000	Jefferson County, Water & Sewer System, Rev., FSA, 5.20%, 02/15/10	1,034
6,960	Jefferson County, Water & Sewer System, Refunded Balance, Rev., FGIC, 5.13%, 08/01/12 (p)	7,460
1,350	Jefferson County, Water & Sewer System, Unrefunded Balance, Series A, Warrant, FGIC, 5.38%, 04/04/08	1,262
4,300	University of Alabama, Birmingham, Rev., FGIC, 5.50%, 10/01/09 (p)	4,480
		19,258
	Alaska — 0.2%
	Alaska Student Loan Corp., Student Loan,
1,480	Series A, Rev., AMBAC, 5.10%, 07/01/09 (m)	1,510
1,560	Series A, Rev., AMBAC, 5.20%, 07/01/09 (m)	1,591
	City of North Slope Boro, Capital Appreciation,
1,000	Series B, GO, MBIA, Zero Coupon, 06/30/09	961
1,495	Series B, GO, MBIA, Zero Coupon, 06/30/11	1,328
		5,390
	Arizona — 1.7%
910	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	933
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., FRN, 4.16%, 03/06/08	4,664
14,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	16,052
	Arizona State Transportation Board Highway,
5,000	Rev., 5.00%, 07/01/16	5,295
4,675	Series B, Rev., 5.00%, 01/01/16	4,996
8,000	City of Phoenix, Series A, GO, 5.00%, 07/01/17	8,563
1,340	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.75%, 12/01/10	1,338
905	Maricopa County, Unified School District No. 89-Dysart, GO, FGIC, 5.25%, 07/01/20	934
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.00%, 09/15/10 (p)	3,122
1,875	Rev., AMBAC, 5.10%, 09/15/10 (p)	1,973
4,455	Tempe Union High School District No 213, GO, FSA, 5.00%, 07/01/13	4,796
		52,666
	California — 16.6%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., FGIC, 5.00%, 08/01/12	5,192
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.00%, 04/01/16	2,086
2,725	Burbank California Public Financing Authority Revenue, Golden State Redevelopment Project, Tax Allocation, Series A, FGIC, 5.00%, 12/01/17	2,786
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.00%, 12/01/12 (p)	580
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.00%, 12/01/12	2,136
	California State Department of Water Resources, Power Supply,
10,000	Series A, Rev., AMBAC, 5.50%, 05/01/12	10,735
8,000	Series A, Rev., XLCA, 5.38%, 05/01/12 (p)	8,739
	California State Public Works Board, California State University,
2,040	Series B, Rev., FSA, 5.00%, 04/01/16	2,078
2,245	Series B, Rev., FSA, 5.00%, 04/01/16	2,252
	California State Public Works Board, Department of Corrections & Rehabilitation,
3,720	Series C, Rev., 5.50%, 12/01/13	3,839
2,500	Series E, Rev., XLCA, 5.00%, 06/01/14	2,525
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., FSA, 5.00%, 04/01/16	2,809
2,105	Series C, Rev., FSA, 5.00%, 04/01/16	2,103
2,310	Series C, Rev., FSA, 5.00%, 04/01/16	2,286
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., 5.00%, 06/01/13	2,520
2,530	Series A, Rev., 5.00%, 06/01/14	2,644
3,500	Series A, Rev., 5.00%, 06/01/15	3,462
5,000	Series A, Rev., 5.00%, 06/01/15	4,873
5,160	Series A, Rev., 5.00%, 06/01/15	4,882
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., FSA, 5.00%, 04/01/16	1,309
1,415	Series D, Rev., FSA, 5.00%, 04/01/16	1,420
1,560	Series D, Rev., FSA, 5.00%, 04/01/16	1,551

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	California — Continued
	California State Public Works Board, Department of Mental Health, Coalinga State Hospital,
6,000	Series A, Rev., 5.50%, 06/01/14	6,127
2,500	Series A, Rev., 5.50%, 06/01/14	2,627
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.25%, 10/01/16	3,444
	California State University,
1,000	Series C, Rev., FSA, 5.00%, 11/01/13	1,079
1,000	Series C, Rev., FSA, 5.00%, 11/01/14	1,080
820	California Statewide Communities Development Authority, Catholic West, COP, 6.00%, 07/01/09 (p)	839
2,715	California Statewide Communities Development Authority, Catholic West, Unrefunded Balance, COP, 6.00%, 07/01/09 (p)	2,782
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.00%, 11/15/13	3,009
1,000	Rev., 5.25%, 11/15/13	963
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.00%, 09/01/12	1,057
2,070	Center Unified School District, Election of 1991, Series D, GO, MBIA, Zero Coupon, 08/01/17	767
785	City of Long Beach, Water System, Series A, Rev., MBIA, 5.75%, 05/01/15	854
4,180	City of Riverside, Riverside Electric, Rev., FSA, 5.25%, 10/01/11	4,479
	City of Vallejo,
3,010	Rev., MBIA, 5.00%, 05/01/16	2,850
3,160	Rev., MBIA, 5.00%, 05/01/16	2,953
3,320	Rev., MBIA, 5.00%, 05/01/16	3,074
3,490	Rev., MBIA, 5.00%, 05/01/16	3,220
10,435	Contra Costa Water District, Series K, Rev., FSA, 5.50%, 10/01/11	11,169
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,620
1,700	Fontana Public Finance Authority, Rev., AMBAC, 5.25%, 09/01/14	1,753
	Golden State Tobacco Securitization Corp., Enhanced Asset Backed,
10,000	Series A, Rev., AMBAC, 5.00%, 06/01/11	9,961
33,750	Series A-1, Rev., 4.50%, 06/01/17	29,167
12,970	Series A-1, Rev., 6.75%, 06/01/13 (p)	14,747
7,350	Series A-2, Rev., 7.90%, 06/01/13 (p)	8,734
3,305	Series A-4, Rev., 7.80%, 06/01/13 (p)	3,912
2,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/21	2,334
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, FGIC, Zero Coupon, 05/01/20	1,690
4,365	Series D, GO, FGIC, Zero Coupon, 05/01/21	2,102
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/22	2,374
5,265	Series D, GO, FGIC, Zero Coupon, 05/01/23	2,227
4,750	Los Altos School District, GO, AMBAC, 5.00%, 08/01/16	4,828
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., MBIA, 6.13%, 08/15/11	4,932
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, MBIA, 4.75%, 05/15/13	3,304
3,410	Series A, Rev., AMT, MBIA, 4.75%, 05/15/14	3,471
3,575	Series A, Rev., AMT, MBIA, 5.00%, 05/15/15	3,669
	Los Angeles Unified School District,
15,850	Series A, GO, MBIA, 5.00%, 07/01/16	16,518
14,750	Series B, GO, FSA, 4.75%, 07/01/16	15,008
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, MBIA, 5.13%, 07/01/12 (p)	14,479
11,755	Series F, GO, FGIC, 5.00%, 07/01/13 (p)	12,648
7,560	Los Angeles Wastewater System, Sub Series A, Rev., MBIA, 4.20%, 06/01/13	7,475
2,925	Los Rios Community College District, Election of 2002, Series B, GO, MBIA, 5.00%, 08/01/12	2,967
2,085	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	2,029
4,535	Natomas Unified School District, Election 2006, GO, FGIC, 5.00%, 08/01/14	4,325
	Palomar Pomerado Health, Capital Appreciation,
3,140	GO, MBIA, Zero Coupon, 08/01/15	2,241
3,615	GO, MBIA, Zero Coupon, 08/01/18	2,099
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,156
	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation,
1,365	Series A, MBIA, 5.00%, 04/01/16	1,372
2,480	Series A, MBIA, 5.00%, 04/01/16	2,352
1,745	Series A, MBIA, 5.00%, 04/01/16	1,733
2,045	Series A, MBIA, 5.00%, 04/01/16	2,005
2,250	Series A, MBIA, 5.00%, 04/01/16	2,178
2,365	Series A, MBIA, 5.00%, 04/01/16	2,262

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   13

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	California — Continued
2,020	Rio Hondo Community College District, Series A, GO, MBIA, 5.25%, 08/01/14 (p)	2,205
3,165	Sacramento Municipal Utility District, Series O, Rev., MBIA, 5.25%, 08/15/10	3,308
3,110	San Diego Community College District, Election of 2006, Capital Appreciation, GO, FSA, Zero Coupon, 08/01/15	2,262
5,150	San Diego Unified School District, Election of 1998, Series F-1, GO, FSA, 5.25%, 07/01/27	5,244
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, FSA, 5.00%, 06/15/12	8,964
1,000	San Luin Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., MBIA, 5.00%, 09/01/17	1,010
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, FGIC, Zero Coupon, 08/01/11	2,553
1,575	Series B, GO, FGIC, Zero Coupon, 08/01/13	1,261
545	Series B, GO, FGIC, Zero Coupon, 08/01/14	412
2,000	Series C, GO, FGIC, Zero Coupon, 08/01/14	1,512
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., FSA, 5.00%, 08/01/17	1,311
2,000	Rev., FSA, 5.00%, 08/01/17	2,073
2,000	Solano County, COP, MBIA, 5.25%, 11/01/12 (p)	2,166
5,500	Southern California Public Power Authority, San Juan Power, Power Project, Series B, Rev., VAR, FSA, 5.25%, 01/01/12 (p)	5,906
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., FSA, 5.50%, 01/01/13	5,472
	State of California,
3,000	GO, 5.00%, 02/01/09	3,071
2,350	GO, 5.00%, 02/01/10	2,438
8,545	GO, 5.00%, 08/01/13	8,548
2,065	GO, 5.00%, 02/01/14 (p)	2,216
20,000	GO, 5.00%, 03/01/14	21,102
3,250	GO, 5.00%, 08/01/15	3,149
5,000	GO, 5.13%, 04/01/14	4,854
3,000	GO, 5.25%, 02/01/13	3,091
2,885	GO, 5.75%, 05/01/10 (p)	3,092
5,000	GO, FGIC-TCRS, 5.25%, 08/01/13	5,368
	State of California, Economic Recovery,
6,000	Series A, GO, FGIC, 5.25%, 07/01/14	6,535
23,300	Series A, GO, FGIC-TCRS, 5.00%, 07/01/11	24,103
20,000	Series A, GO, MBIA, 5.00%, 07/01/14	20,989
10,000	Series B, GO, 5.00%, 07/01/11	10,546
6,580	Temple City Unified School District, GO, FGIC, 5.25%, 08/01/22	6,619
2,000	Torrance Unified School District, Election of 1998, Series B, GO, FSA, 5.00%, 08/01/11	2,099
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, FSA, 5.00%, 08/01/14	2,672
	West Valley-Mission Community College District, Election 2004,
5,695	Series A, GO, FSA, 5.00%, 08/01/16	5,662
2,615	Series A, GO, FSA, 5.00%, 08/01/16	2,624
		506,289
	Colorado — 2.0%
	Arapahoe County School District No. 5, Cherry Creek,
1,000	Series B, GO, 6.00%, 12/15/12	1,114
1,000	GO, 6.00%, 12/15/09 (p)	1,055
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., MBIA, 6.00%, 10/01/12	1,091
710	Series C, Rev., MBIA, 6.00%, 10/01/11	767
615	Series C, Rev., MBIA, 6.00%, 10/01/12	671
825	Series C, Rev., MBIA, 6.00%, 10/01/13	906
585	Series C, Rev., MBIA, 6.00%, 10/01/14	646
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.00%, 02/01/12	1,223
2,355	Colorado Health Facilities Authority, Hospital, Steamboat Springs Health, Rev., 5.75%, 09/15/08 (p)	2,417
50	Colorado Housing & Finance Authority, Rev., 5.38%, 08/01/10	51
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.00%, 09/01/10	3,665
5,250	Denver City & County, Excise, Series A, Rev., FSA, 5.38%, 09/01/09	5,405
	Denver City & County, Airport,
4,030	Series B, Rev., FGIC, AMT, 5.00%, 11/15/13	4,170
5,000	Series B, Rev., FGIC, AMT, 5.00%, 11/15/14	5,153
3,000	Series E, Rev., FGIC, 5.25%, 11/15/12	3,119
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, FGIC, 5.75%, 12/15/14	1,770

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Colorado — Continued
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, FSA, 5.75%, 12/15/12 (p)	1,867
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	3,880
2,000	El Paso County School District No. 49 Falcon, Series A, GO, FSA, 5.50%, 12/01/09 (p)	2,187
1,000	El Paso County, School District No. 11, Colorado Springs, GO, 7.10%, 04/04/08	1,206
	Jefferson County School District R-001,
4,800	GO, MBIA, 6.50%, 12/15/10	5,257
3,720	GO, MBIA, 6.50%, 12/15/11	4,161
	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation,
2,400	Series A, Rev., MBIA, Zero Coupon, 01/01/10	2,272
1,000	Series A, Rev., MBIA, Zero Coupon, 01/01/11	910
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.00%, 11/01/16 (p)	5,398
1,000	University of Colorado, Enterprise System, Series B, Rev., FGIC, 5.25%, 06/01/13 (p)	1,087
		61,448
	Connecticut — 1.5%
	City of New Haven,
5	Series A, GO, FGIC, 5.00%, 11/01/08 (p)	5
2,465	Series B, GO, FSA, 6.00%, 11/01/09 (p)	2,617
3,425	City of Ridgefield, Series A, GO, 5.00%, 09/15/10 (p)	3,628
1,155	City of Stamford, Election of 2003, Unrefunded Balance, GO, 5.00%, 07/15/08	1,166
	City of Waterbury,
1,045	Series A, GO, FSA, 5.25%, 04/01/11	1,112
3,905	Series A, GO, FSA, 5.50%, 04/01/12 (p)	4,225
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., FSA, 5.00%, 06/15/13	896
1,040	Rev., FSA, 5.00%, 06/15/15	1,114
1,200	Rev., FSA, 5.00%, 06/15/16	1,280
1,260	Rev., FSA, 5.00%, 06/15/17	1,335
1,320	Rev., FSA, 5.00%, 06/15/17	1,380
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health,
1,040	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,129
65	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	71
	State of Connecticut,
5,000	Series A, GO, 5.25%, 04/15/11	5,324
2,500	Series A, Rev., FGIC, 5.50%, 10/01/12	2,713
7,240	Series B, GO, 5.88%, 06/15/10 (p)	7,710
1,400	Series B, Rev., MBIA-IBC, 6.13%, 09/01/12	1,507
3,300	Series D, GO, 5.13%, 11/15/11 (p)	3,520
3,900	University of Connecticut, Series A, GO, FGIC, 5.75%, 03/01/10 (p)	4,152
		44,884
	District of Columbia — 1.0%
	District of Columbia,
10,305	Series A, GO, MBIA, 5.50%, 06/01/12	11,063
2,000	COP, FGIC, 5.00%, 01/01/13	2,102
2,000	COP, FGIC, 5.25%, 01/01/15	2,131
2,500	COP, FGIC, 5.25%, 01/01/16	2,655
3,605	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.25%, 05/15/11	3,608
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., FSA, 5.50%, 04/01/09	6,871
1,500	District of Columbia, George Washington University, Series A, Rev., MBIA, 6.00%, 09/15/09	1,569
		29,999
	Florida — 3.1%
5,000	Brevard County School Board, COP, AMBAC, 5.00%, 07/01/12 (p)	5,324
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.00%, 12/01/11	1,507
1,500	Series E, Rev., FGIC, 5.12%, 12/01/15	1,568
1,495	Florida State Board of Education, Capital Outlay, Series B, GO, 5.25%, 06/01/12	1,606
	Florida State Board of Education, Lottery,
2,145	Series A, Rev., AMBAC, 5.00%, 07/01/15	2,226
7,060	Series B, Rev., FGIC, 5.25%, 07/01/11	7,321
1,000	Florida State Turnpike Authority, Series C, Rev., 5.00%, 07/01/13	1,068
8,000	Highlands County Health Facilities Authority, Adventist Health, Rev., VAR, 3.95%, 09/01/12	7,981
	Indian River County Hospital District,
1,185	Rev., FSA, 5.95%, 04/04/08	1,200
1,285	Rev., FSA, 6.00%, 04/04/08	1,301
4,885	Jacksonville Electric Authority, Water & Sewer, Series A, Rev., FGIC, 5.00%, 10/01/13	5,057

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   15

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Florida — Continued
5,000	Lee County, Airport, Series B, Rev., FSA, 5.75%, 10/01/10 (p)	5,388
5,000	Lee County School Board, Series A, COP, FSA, 5.00%, 02/01/14	5,249
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.13%, 10/01/14	2,640
2,095	Series DD, GO, AMBAC, 7.75%, 10/01/18	2,657
2,750	Miami-Dade County Health Facilities Authority, Children’s Hospital, Series A, Rev., AMBAC, 5.63%, 08/15/11 (p)	2,985
3,700	Miami-Dade County, International Airport, Series D, Rev., FSA, 5.25%, 10/01/17	3,618
2,800	Miami-Dade County School Board, Series B, COP, VAR, MBIA, 5.00%, 05/01/11	2,926
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.75%, 06/01/09	4,100
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.00%, 08/01/11	10,235
5,000	Series C, COP, FSA, 5.00%, 08/01/12 (p)	5,330
5,730	Reedy Creek Improvement District, Series 2, Rev., AMBAC, 5.00%, 10/01/15	6,035
995	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,058
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., MBIA, 5.25%, 10/01/18	1,557
2,060	Rev., MBIA, 5.25%, 10/01/19	2,117
3,065	Volusia County, Gas Tax, Rev., FSA, 5.00%, 10/01/14	3,260
		95,314
	Georgia — 2.8%
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.25%, 10/01/22	5,071
8,660	Series B, Rev., 5.25%, 10/01/23	8,911
1,720	Forsyth County School District, GO, 5.00%, 07/01/11	1,837
	Fulton County School District,
2,780	GO, 6.38%, 05/01/13	3,171
2,630	GO, 6.38%, 05/01/14	3,035
	Georgia Municipal Electric Authority,
5,150	Series A, Rev., 6.50%, 01/01/12	5,483
125	Series Y, Rev., 6.40%, 01/01/09 (p)	129
55	Series Y, Rev., 10.00%, 01/01/10 (p)	62
	Georgia Municipal Electric Authority, Unrefunded Balance,
2,875	Series Y, Rev., 6.40%, 01/01/09	2,961
945	Series Y, Rev., 10.00%, 01/01/10	1,061
2,300	Gwinnett County School District, GO, 5.00%, 02/01/13	2,473
1,500	Henry County & Henry County Water & Sewerage Authority, Rev., FGIC, 5.63%, 02/01/10 (p)	1,590
	Main Street Natural Gas, Inc.,
3,980	Series A, Rev., 5.50%, 09/15/21	3,656
4,000	Series A, Rev., 5.50%, 09/15/23	3,580
5,000	Series A, Rev., 5.50%, 09/15/24	4,410
	Metropolitan Atlanta Rapid Transit Authority,
2,500	Series N, Rev., MBIA-IBC, BNY, 6.25%, 07/01/18	2,806
5,000	Series P, Rev., AMBAC, 6.25%, 07/01/11	5,315
	State of Georgia,
5	Series B, GO, 6.30%, 03/01/10 (p)	5
9,300	Series D, GO, 5.00%, 08/01/12	9,924
5,000	Series D, GO, 5.80%, 11/01/09 (p)	5,343
1,900	Series E, GO, 6.75%, 12/01/10	2,097
	State of Georgia, Unrefunded Balance,
10,695	Series B, GO, 6.30%, 03/01/10	11,437
		84,357
	Hawaii — 0.1%
2,585	State of Hawaii, Series CM, GO, FGIC, 6.00%, 12/01/10	2,792
	Illinois — 5.7%
6,915	Chicago Board of Education, Series A, GO, MBIA, 5.25%, 06/01/13	7,396
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, FGIC, Zero Coupon, 12/01/17	3,867
2,130	Chicago, Board of Education, Depriest Elementary School Project, Series H, GO, MBIA, 5.75%, 12/01/14 (p)	2,394
14,025	Chicago Metropolitan Water Reclamation District-Greater Chicago, GO, 5.50%, 12/01/09	14,674
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.50%, 12/01/12 (p)	10,737
1,000	GO, 7.25%, 12/01/12 (p)	1,168
3,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 03/06/08	3,002

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Illinois — Continued
11,955	Chicago O’Hare International Airport, Third Lien, Series A, Rev., FGIC, 5.25%, 01/01/16	11,677
990	Chicago Park District, Series B, GO, FGIC, 5.50%, 01/01/11 (p)	1,055
5,300	Chicago Public Building Commission Building, Series A, MBIA, Rev., 5.25%, 12/01/11	5,568
	Chicago Transit Authority, Federal Transit Administration,
10,000	Rev., AMBAC, 5.00%, 12/01/16	10,257
2,145	Series A, Rev., AMBAC, 5.25%, 06/01/13	2,291
	City of Chicago,
7,500	Series A, GO, FSA, 5.00%, 01/01/15	7,604
10,020	Series J, GO, AMBAC, 5.00%, 12/01/16	10,020
	City of Chicago, Emergency Telephone System,
1,170	GO, FGIC, 5.25%, 01/01/13	1,253
1,000	GO, FGIC, 5.25%, 01/01/15	1,085
3,000	Du Page County, Rev., FSA, 5.75%, 07/01/11 (p)	3,243
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.38%, 10/01/15	2,697
1,665	Illinois Health Facilities Authority, Rev., 6.63%, 02/15/10 (p)	1,790
2,070	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.75%, 11/15/10	2,173
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, FGIC, 8.00%, 01/15/15	3,694
	Regional Transportation Authority,
6,600	Series A, Rev., AMBAC, 6.40%, 06/01/12	7,086
1,000	Series B, GO, AMBAC, 6.40%, 06/01/12	1,074
7,730	Series B, Rev., FGIC, 5.38%, 06/01/12	8,236
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., MBIA, 5.25%, 10/01/16	1,027
1,500	Rev., MBIA, 5.25%, 10/01/16	1,525
	State of Illinois,
4,330	GO, 5.00%, 01/01/20	4,447
4,330	GO, 5.00%, 01/01/21	4,395
3,125	Rev., 5.00%, 06/15/13	3,347
8,885	Series A, GO, 5.00%, 03/01/14	9,078
2,400	Series P, Rev., 6.50%, 06/15/13	2,584
	Town of Cicero, Tax Increment,
5,530	Series A, GO, XLCA, 5.25%, 01/01/15	5,755
6,140	Series A, GO, XLCA, 5.25%, 01/01/15	6,256
1,025	Will County High School District No. 204, Joliet, Limited Tax, GO, FSA, 5.38%, 12/01/11 (p)	1,104
2,330	Will County, School District No. 122, Capital Appreciation, Unrefunded Balance, Series B, GO, FSA, Zero Coupon, 11/01/08	2,291
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, Rev., MBIA, 5.00%, 12/30/15	4,287
4,420	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, FSA, Zero Coupon, 01/01/13	3,661
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, MBIA, Zero Coupon, 01/01/23	963
		174,761
	Indiana — 0.9%
3,000	Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., FSA, 5.00%, 07/15/15	3,051
3,485	City of Indianapolis, Economic Development, Knob In the Woods Project, Rev., VAR, FNMA COLL, 3.45%, 12/01/09	3,509
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.35%, 04/01/11	1,751
2,000	Indiana Bond Bank, Special Program, Series A, Rev., FSA, 5.00%, 08/01/16	2,001
1,800	Indiana Municipal Power Agency, Series B, Rev., MBIA, 5.88%, 01/01/10	1,892
5,555	Indiana State Office Building Commission, Miami Correctional-Phase, Series 1-A, Rev., AMBAC, 5.50%, 07/01/09 (p)	5,803
1,500	Indiana Transportation Finance Authority Facilities, Series A, Rev., AMBAC, 6.00%, 11/01/11 (p)	1,644
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.75%, 06/01/12	2,490
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.10%, 01/15/17	2,946
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.00%, 01/10/20	1,786
500	Pike County Multi-School Building Corp., First Mortgage, Series B, Rev., AMBAC, 5.20%, 01/15/10 (p)	526
		27,399
	Iowa — 0.6%
3,000	City of Muscatine, Series A, Rev., AMBAC, 5.50%, 01/01/10	3,119
6,920	Iowa Finance Authority, Hospital Facility, Rev., 6.75%, 02/15/10 (p)	7,468

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   17

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Iowa — Continued
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.75%, 10/01/12 (p)	1,097
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset Backed, Series B, Rev., 5.50%, 06/01/11 (p)	5,333
		17,017
	Kansas — 1.0%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., MBIA, 5.25%, 10/01/10	1,446
1,600	Rev., MBIA, 5.35%, 10/01/10	1,686
	Johnson County Unified School District 232,
1,175	GO, FSA, 5.00%, 09/01/10 (p)	1,233
1,865	GO, FSA, 5.25%, 09/01/10 (p)	1,968
4,500	GO, FSA, 5.50%, 09/01/10 (p)	4,774
5,000	Series A, GO, FSA, 5.25%, 09/01/15	5,071
	Junction City KS, Public Improvements,
1,795	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,780
1,710	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,710
1,625	Series DP, GO, AMBAC, 5.00%, 09/01/17	1,641
1,140	Kansas Development Finance Authority, Comprehensive Rehab Project, Series F, Rev., AMBAC, 5.25%, 10/01/10	1,205
1,025	Sedgwick County Unified School District No. 266-Maize, GO, MBIA, 5.00%, 09/01/13	1,102
6,365	Wyandotte County School District No. 500, GO, FSA, 5.50%, 09/01/12 (p)	6,929
		30,545
	Kentucky — 1.0%
325	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 04/04/08	326
	Kentucky Area Development Districts, City of Ewing,
1,015	Series C, Rev., 5.60%, 06/01/10 (p)	1,034
745	Series C, Rev., 5.85%, 06/01/10 (p)	746
2,000	Kentucky Municipal Power Agency, Prairie Project, Series A, Rev., MBIA, 5.25%, 09/01/17	1,971
5,905	Kentucky State Property & Buildings Commission, Project No. 69, Series A, Rev., FSA, 5.00%, 08/01/11 (p)	6,251
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., MBIA, 5.13%, 10/01/13 (p)	7,054
5,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA, 5.25%, 10/01/13	5,443
1,000	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73, Rev., 5.50%, 11/01/11	1,070
4,905	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series B, Rev., FSA, 5.00%, 07/01/12	5,237
		29,132
	Louisiana — 0.5%
2,805	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	3,010
3,500	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.30%, 07/01/30	3,710
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,695	Rev., AMBAC, 5.00%, 03/01/16	3,726
3,915	Rev., AMBAC, 5.00%, 03/01/16	3,907
1,000	Port New Orleans Board of Commissioners, Sport Facilities, Rev., AMBAC, 5.50%, 04/01/08 (p)	1,003
		15,356
	Maine — 0.1%
2,765	Maine Municipal Bond Bank, Series D, Rev., 5.13%, 11/01/11 (p)	2,949
	Maryland — 1.9%
10,000	Maryland State Transportation Authority, Rev., 5.00%, 03/01/17	10,446
6,529	State of Maryland, Rev., 5.19%, 07/01/16 (i)	6,782
7,750	State of Maryland, State & Local Facilities 1st Loan, Series B, GO, 5.25%, 02/15/11	8,249
	State of Maryland, State & Local Facilities 2nd Loan,
13,280	GO, 5.00%, 08/01/11	14,139
13,045	GO, 5.00%, 08/01/15	14,125
3,900	University System of Maryland, Series A, Rev., 5.00%, 10/01/16	4,016
		57,757

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Massachusetts — 4.2%
1,365	City of Brockton, GO, FSA, 4.50%, 04/01/14	1,435
	Commonwealth of Massachusetts,
3,200	Series C, GO, 5.25%, 08/01/13 (p)	3,455
4,200	Series C, GO, 5.25%, 09/01/15 (p)	4,610
7,000	Series D, GO, 5.00%, 10/01/13	7,484
2,560	Series D, GO, MBIA, 5.25%, 11/01/11 (p)	2,722
2,915	Series D, GO, MBIA, 5.50%, 11/01/11 (p)	3,125
5,000	Series E, GO, AMBAC, 5.00%, 11/01/16 (p)	5,398
	Commonwealth of Massachusetts, Federal Highway,
3,500	Series A, Rev., GAN, 5.50%, 12/15/09	3,672
3,280	Series A, Rev., GAN, 5.75%, 06/15/09	3,411
18,545	Series A, Rev., GAN, FSA, 5.75%, 12/15/10	19,809
3,400	Series A, Rev., GAN, MBIA-IBC, 5.75%, 12/15/10	3,632
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,331
	Massachusetts Bay Transportation Authority, General Transportation Systems,
5,650	Series A, Rev., 7.00%, 03/01/08	5,651
2,045	Series A, Rev., MBIA, 5.50%, 03/01/14	2,250
1,420	Massachusetts State College Building Authority, Commonwealth Guaranteed, Series A, Rev., 7.50%, 05/01/11	1,604
11,500	Massachusetts State Turnpike Authority, Series A, Rev., 5.00%, 01/01/13 (p)	12,039
2,225	Massachusetts State Water Pollution Abatement, MWRA Program, Sub Series A, Rev., 6.00%, 08/01/09 (p)	2,346
7,275	Massachusetts State Water Pollution Abatement, MWRA Program, Unrefunded Balance, Sub Series A, Rev., 6.00%, 08/01/09	7,633
	Massachusetts Water Resources Authority,
2,000	Series A, Rev., FSA, GO, 5.50%, 08/01/13 (p)	2,203
5,130	Series A, Rev., MBIA, GO, 5.25%, 08/01/16	5,571
3,000	Series C, Rev., FGIC-TCRS, GO, 5.25%, 12/01/15	3,197
	University of Massachusetts Building Authority Project,
11,395	Series 04-1, Rev., AMBAC, 5.38%, 11/01/14 (p)	12,542
11,645	Series 4-A, Rev., MBIA, 5.13%, 11/01/14 (p)	12,689
		127,809
	Michigan — 3.5%
	City of Detroit, Michigan Sewer Systems, Senior Lien,
4,150	Series C, Rev., FGIC, 5.00%, 07/01/16	4,258
1,900	Series C, Rev., FGIC, 5.25%, 07/01/16	2,031
3,910	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	4,130
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.38%, 10/01/12	3,177
10,400	Rev., 5.50%, 10/01/14	11,547
2,500	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.50%, 10/15/11	2,671
13,050	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	13,858
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.00%, 09/01/11 (p)	1,830
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.00%, 12/01/10	4,463
4,405	Series A, Rev., 6.00%, 12/01/10	4,746
670	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.80%, 08/20/12	693
10,750	Michigan State Trunk Line, Series A, Rev., 5.25%, 11/01/13	11,679
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.65%, 04/01/11	16,465
3,000	Rochester Community School District, Series I, GO, Q-SBLF, 5.50%, 05/01/09	3,102
	Royal Oak Hospital Finance Authority, William Beaumont Hospital,
3,000	Rev., 6.25%, 01/01/09	3,080
5,445	Rev., 6.25%, 01/01/11	5,841
1,000	Sturgis Public School District, School Building & Site, GO, Q-SBLF, 5.63%, 05/01/10 (p)	1,055
1,500	Wayne County, COP, AMBAC, 5.63%, 05/01/11	1,546
	Wyoming Public Schools,
1,770	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,861
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,970
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,950
1,895	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,931
1,900	GO, FSA, Q-SBLF, 5.00%, 05/01/15	1,924
		105,808
	Minnesota — 1.1%
1,000	Minnesota State Municipal Power Agency, Electric, Series A, Rev., 5.25%, 10/01/14	1,019
8,730	State of Minnesota, GO, 5.50%, 06/01/09	9,057

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   19

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Minnesota — Continued
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., MBIA, 5.00%, 06/01/15	3,665
	University of Minnesota,
5,000	Series A, Rev., GO, 5.75%, 07/01/10 (p)	5,315
6,000	Series A, Rev., GO, 5.75%, 07/01/11 (p)	6,486
8,000	Series A, Rev., GO, 5.75%, 07/01/15 (p)	9,018
		34,560
	Mississippi — 0.1%
1,190	Mississippi Higher Education Assistance Corp., Series B-3, Rev., GTD Student Loan, 5.30%, 09/01/08	1,201
2,000	State of Mississippi, GO, 5.75%, 12/01/12	2,205
		3,406
	Missouri — 1.0%
4,785	Clay County Public School District No. 53 Liberty, GO, FSA, 5.25%, 03/01/14	5,204
	Clay County Public School District No. 53 Liberty, Unrefunded Balance,
515	GO, FSA, 5.25%, 03/01/14	524
400	GO, FSA, 5.25%, 03/01/14	405
5,595	Missouri Housing Development Commission, Homeowner Loan Program, Series B-1, Rev., AMT, VAR, GNMA/FNMA COLL, 5.38%, 03/01/13	5,736
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.70%, 12/01/11	109
115	Series III, Rev., FHA, 4.80%, 12/01/11	120
7,875	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage, Series C-1, Rev., AMT, VAR, GNMA/FNMA, 4.80%, 03/01/12	7,956
1,105	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.50%, 07/01/12	1,205
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.75%, 05/15/12 (p)	4,526
2,600	Missouri State Health & Educational Facilities Authority, Park Lane Medical Center, Series A, Rev., MBIA, 5.60%, 01/01/15 (p)	2,758
		28,543
	Montana — 0.1%
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., MBIA, 5.75%, 05/15/10	2,978
5	Montana State Housing Board, Single Family Mortgage, Series A-2, Rev., AMT, 5.10%, 06/01/09	5
		2,983
	Nebraska — 0.2%
2,885	NEBHELP, Inc., Sub Series A-5B, Rev., MBIA, GTD Student Loans, 6.20%, 06/01/13	2,957
2,500	Nebraska Public Power District, Series C, Rev., FGIC, 5.00%, 01/01/16	2,567
		5,524
	Nevada — 0.4%
	Clark County School District,
910	Series A, GO, MBIA, 7.00%, 06/01/10	990
8,200	Series A, GO, MBIA, 7.00%, 06/01/11	9,163
2,750	Series D, GO, MBIA, 5.00%, 12/15/13	2,892
		13,045
	New Hampshire — 0.1%
1,375	New Hampshire Health & Education Facilities Authority, University System, Rev., AMBAC, 5.50%, 07/01/11 (p)	1,488
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/01/11	750
		2,238
	New Jersey — 6.2%
	City of Harrison,
2,770	Series A, GO, FSA, Zero Coupon, 06/01/15	2,030
2,700	Series A, GO, FSA, Zero Coupon, 06/01/16	1,859
2,430	City of Jersey City, Public Improvement, Series A, GO, MBIA, 5.25%, 09/01/14	2,585
890	Freehold Regional High School District, GO, FGIC, 5.00%, 03/01/19	917
	Garden State Preservation Trust,
6,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	6,698
10,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	10,802
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	8,587
8,000	2005 Series A, Rev., FSA, 5.80%, 11/01/15	8,457
1,730	Hudson County Improvement Authority, Capital Appreciation, Series A-1, Rev., MBIA, Zero Coupon, 12/15/21	802
145	Lindenwold Boro School District, GO, MBIA, 5.00%, 06/01/14	156

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New Jersey — Continued
	New Jersey EDA, Cigarette Tax,
4,140	Rev., 5.63%, 04/04/08	4,140
4,500	Rev., FGIC, 5.00%, 06/15/09	4,582
1,850	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.38%, 05/15/14 (p)	2,118
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	15,655
	New Jersey EDA, School Facilities Constructions,
4,000	Series O, Rev., 5.00%, 03/01/15	4,144
10,000	Series O, Rev., 5.25%, 03/01/15	10,300
5,000	Series O, Rev., 5.25%, 03/01/15	5,112
7,750	Series P, Rev., 5.25%, 09/01/15	7,930
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.25%, 07/01/17	5,432
7,825	New Jersey State Transit Corp., Federal Transportation Administration Grants, Series B, COP, AMBAC, 5.50%, 09/15/11	8,325
	New Jersey State Turnpike Authority,
2,335	Rev., 5.70%, 04/04/08 (p)	2,485
3,875	Series C-1, Rev., AMBAC, 5.00%, 01/01/10	3,704
1,495	Series G, Rev., 5.75%, 04/04/08 (p)	1,524
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.75%, 06/15/15 (p)	5,142
1,780	Series A, Rev., 5.75%, 06/15/16	1,972
10,000	Series B, Rev., FGIC, 5.25%, 12/15/14	10,838
5,020	Series C, Rev., 5.00%, 06/15/10 (p)	5,249
11,085	Series C, Rev., 5.50%, 06/15/13 (p)	12,153
7,500	Series C, Rev., FGIC, 5.25%, 06/15/15 (p)	8,212
5,330	Series D, Rev., FSA, 5.00%, 06/15/15 (p)	5,752
	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance,
2,395	Series B, Rev., MBIA, 6.00%, 12/15/11 (p)	2,637
6,670	Series D, Rev., FSA, 5.00%, 06/15/15	6,850
4,520	State of New Jersey, Series E, GO, 6.00%, 07/15/09	4,722
6,920	Tobacco Settlement Financing Corp., Series 1A, Rev., 4.50%, 06/01/17	6,126
		187,997
	New Mexico — 1.3%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.00%, 08/01/14 (m)	4,490
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., MBIA, 5.25%, 06/15/14	6,198
1,385	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., VAR, AMT, GNMA/FNMA/FHLMC COLL, 6.12%, 09/01/12	1,442
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.00%, 07/01/12	14,526
11,925	Series A, Rev., 4.00%, 07/01/12	11,976
	University of New Mexico, Capital Appreciation, Sub Lien,
1,000	Series B, Rev., MBIA, Zero Coupon, 06/01/08	993
1,115	Series B, Rev., MBIA, Zero Coupon, 06/01/09	1,077
		40,702
	New York — 10.9%
12,405	Battery Park City Authority, Series A, Rev., 5.25%, 11/01/13	13,436
100	Brockport Central School District, GO, FGIC, 5.75%, 06/15/18	110
8,000	City of New York, Series H, GO, MBIA-IBC, 5.00%, 08/01/14	8,313
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, 5.00%, 05/01/13	4,087
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.38%, 07/15/10 (p)	1,221
1,005	Class A, Rev., 5.50%, 07/15/10 (p)	1,072
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	4,578
1,500	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	1,644
6,000	Series E, Rev., FGIC, 5.00%, 12/01/16	6,219
22,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.50%, 07/01/17	24,672
	New York City,
4,055	Series B, GO, 5.50%, 12/01/11 (p)	4,387
650	Series D, GO, 5.25%, 08/01/08	658
4,000	Series D, GO, MBIA-IBC, 6.50%, 11/01/09 (p)	4,245
1,300	Series E, GO, 5.75%, 08/01/12	1,416
2,000	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,189
5,000	Series G, GO, 5.00%, 08/01/14	5,309
540	Series G, GO, 5.25%, 08/01/08 (p)	546
11,500	Series G, GO, 5.50%, 08/01/09	11,963
10,000	Series H, GO, XLCA-ICR, 5.25%, 03/15/11	10,525
5,000	Series J, GO, 5.00%, 06/01/16	4,974
4,460	New York City, Unrefunded Balance, Series G, GO, 5.25%, 08/01/08	4,512

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   21

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.00%, 06/15/12	2,633
	New York City Transitional Finance Authority,
1,500	Series A-1, Rev., 5.00%, 11/01/15	1,523
10,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	10,491
7,000	Series S-1, Rev., FGIC, 5.00%, 01/15/17	7,253
	New York City Transitional Finance Authority, Future Tax Secured,
4,000	Series A, Rev., FGIC, 6.00%, 08/15/09 (p)	4,222
23,700	Series A, Rev., VAR, 5.50%, 11/01/11	25,210
5,525	Series C, Rev., AMBAC, 5.25%, 08/01/12	5,830
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.25%, 07/01/13	5,476
10,000	New York State Dormitory Authority, Education, Series D, Rev., 5.00%, 09/15/16	10,621
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., FSA, 5.00%, 08/15/15	3,193
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., MBIA, 5.50%, 11/01/14	1,648
	New York State Dormitory Authority, Siena College,
1,825	Rev., MBIA, 5.00%, 07/01/16	1,832
1,000	Rev., MBIA, 5.00%, 07/01/16	990
2,370	New York State Dormitory Authority, St. Johns University, Series C, Rev., MBIA, 5.25%, 07/01/20	2,421
	New York State Dormitory Authority, Student University Educational Facilities,
3,590	Rev., 5.38%, 07/01/12 (p)	3,880
3,925	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	4,214
1,500	Series A, Rev., FSA-CR, 5.50%, 05/15/13	1,617
5,000	Series F, Rev., FSA, 5.00%, 03/15/14	5,377
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.25%, 12/15/19	7,808
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.00%, 06/15/14	2,211
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.38%, 06/15/12	5,394
7,745	Series D, Rev., 5.38%, 06/15/12	8,302
8,325	Series D, Rev., 5.38%, 06/15/12	8,823
3,345	Sub Series E, Rev., 5.38%, 06/15/12	3,595
6,600	Sub Series E, Rev., 5.38%, 06/15/12	7,091
8,055	Sub Series E, Rev., 5.38%, 06/15/12	8,512
	New York State Thruway Authority,
2,050	Series A, Rev., 5.00%, 03/15/17	2,183
2,950	Series A, Rev., 5.00%, 09/15/17	3,111
3,850	New York State Thruway Authority, Highway & Bridge Trust Fund, Series A, Rev., FGIC, 5.25%, 04/01/10 (p)	4,031
10,000	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., 5.20%, 04/01/08	10,124
5,100	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 6.50%, 01/01/10	5,434
5,000	New York State Urban Development Corp., Personal Income Tax, Series A1, Rev., 5.00%, 12/15/17	5,200
1,000	New York State Urban Development Corp., State Facilities, Rev., 5.60%, 04/01/15	1,087
	Sales Tax Asset Receivables Corp.,
3,000	Series A, Rev., MBIA, 5.00%, 10/15/14	2,957
6,650	Series A, Rev., MBIA, 5.25%, 10/15/14	6,925
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.70%, 04/04/08	4,851
	Tobacco Settlement Financing Authority,
4,000	Series B-1C, Rev., 5.50%, 06/01/12	4,155
4,000	Series B-1C, Rev., 5.50%, 06/01/13	4,170
10,000	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., GO, 5.25%, 11/15/12	10,635
		331,106
	North Carolina — 0.6%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.75%, 04/01/11	1,073
2,000	COP, 5.75%, 04/01/11	2,167
3,015	Durham County, Public Improvement, Series B, GO, 5.00%, 04/01/12	3,077
	Gaston County,
575	GO, FSA, 4.00%, 04/01/16	571
1,750	GO, FSA, 5.00%, 04/01/15	1,886
	Johnston County,
1,250	GO, MBIA, 5.00%, 02/01/16	1,300
1,500	GO, MBIA, 5.00%, 02/01/16	1,575

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	North Carolina — Continued
435	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.13%, 07/01/08	442
5,900	State of North Carolina, Highway, GO, 5.00%, 05/01/14	6,320
		18,411
	North Dakota — 0.0% (g)
1,260	North Dakota State Housing Finance Agency, Housing Finance Program, Series C, Rev., 5.55%, 07/01/10	1,268
	Ohio — 4.3%
7,000	American Municipal Power, Inc., Prepayment, Series A, Rev., 5.00%, 02/01/09	7,109
40,000	Buckeye Tobacco Settlement Financing Authority, Asset Backed, Series A-2, Rev., 5.13%, 06/01/17	37,060
1,250	City of Cincinnati, GO, 5.38%, 12/01/10 (p)	1,329
3,000	City of Cleveland, Rev., FSA, 5.25%, 09/15/21	3,137
	City of Columbus,
1,800	Series 1, GO, 5.50%, 11/15/10 (p)	1,934
7,235	Series A, GO, 5.00%, 12/15/16	7,548
720	Cleveland-Cuyahoga County Port Authority, Development, Port Cleveland Bond Fund, Series A, Rev., 5.60%, 05/15/12	732
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.00%, 12/01/12	1,601
3,225	Dublin City School District, Capital Appreciation Bonds, GO, FGIC, Zero Coupon, 12/01/15	2,265
	Franklin County, Economic Development, Capitol South Community Urban,
1,465	Rev., 5.25%, 06/01/08	1,469
1,115	Rev., 5.50%, 06/01/09	1,129
1,565	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/08	1,570
5,510	Montgomery County, Catholic Health, Rev., 5.50%, 09/01/11 (p)	5,927
4,000	Montgomery County, Solid Waste, Rev., MBIA, 5.50%, 04/04/08	4,008
355	Ohio Capital Corp. Housing Mortgage, Section 8 Housing Assisted, Series M, Rev., FHA, 5.90%, 04/04/08	356
7,445	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.00%, 03/01/14	7,543
	Ohio State Building Authority, Adult Correctional Facilities,
5,000	Series A, Rev., FSA, 5.50%, 10/01/11	5,353
4,000	Series A, Rev., 5.75%, 04/01/10 (p)	4,266
590	Ohio State Water Development Authority, Rev., 9.38%, 06/01/08 (p)	638
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.00%, 06/01/11	1,623
	RiverSouth Authority, RiverFront Area Redevelopment,
500	Series A, Rev., 5.25%, 06/01/14	523
2,490	Series A, Rev., 5.25%, 06/01/14	2,579
2,245	Series A, Rev., 5.25%, 06/01/14	2,369
3,295	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	3,395
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.00%, 05/01/12	9,685
	State of Ohio, Infrastructure Improvement,
3,200	Series D, GO, 5.00%, 03/01/14	3,379
3,360	Series D, GO, 5.00%, 03/01/14	3,491
1,530	Series D, GO, 5.00%, 03/01/14	1,572
2,060	Toledo-Lucas County Port Authority, Development, Northwest, Woodsage Project, Series B, Rev., 6.25%, 11/15/14	2,013
	Warrensville Height City School District, School Improvement,
1,000	GO, FGIC, 7.00%, 12/01/11	1,134
1,000	GO, FGIC, 7.00%, 12/01/12	1,157
1,075	GO, FGIC, 7.00%, 12/01/13	1,267
1,150	GO, FGIC, 7.00%, 12/01/14	1,373
		130,534
	Oregon — 0.6%
3,000	Clackamas County Hospital Facility Authority, Legacy Health System, Rev., 5.38%, 08/15/09	3,104
5,405	Lane County School District No. 40, Creswell, GO, School Board GTY, 6.00%, 06/15/10 (p)	5,771
1,305	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., MBIA, 5.30%, 01/01/09	1,351
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.50%, 11/15/12 (p)	3,278
2,405	Polk Marion & Benton School District No. 13J, GO, FSA, 5.75%, 06/15/10 (p)	2,554
1,845	Washington County, GO, 5.50%, 06/01/11 (p)	1,978
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., FGIC, 5.75%, 10/01/11	1,129
		19,165

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   23

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Pennsylvania — 1.3%
8,070	Allegheny County, Series C-57, GO, FGIC, 5.25%, 11/01/13 (m)	8,625
5,000	Allegheny County Sanitation Authority, Sewer, Rev., MBIA, 5.38%, 12/01/11	5,322
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.00%, 07/01/13	3,986
4,800	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.50%, 08/01/28	4,800
3,025	Delaware Valley School District, GO, FSA, 4.00%, 11/15/11	3,137
210	Parkland School District, GO, FGIC, 5.38%, 09/01/15	229
5,258	Pennsylvania Higher Education Assistance Agency, Rev., 4.64%, 04/30/09 (i)	5,286
1,550	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 67-A, Rev., AMT, 5.50%, 09/01/09	1,576
175	Peters Township School District Washington County, Series B, GO, FSA, 5.00%, 12/01/13	189
3,000	Philadelphia Authority for Industrial Development, Academy National Sciences, Rev., 4.90%, 01/01/18 (i)	3,015
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 4.21%, 12/01/17	4,089
		40,254
	Puerto Rico — 0.9%
3,500	Children’s Trust Fund, Tobacco Settlement, Rev., 5.75%, 07/01/10 (p)	3,715
	Commonwealth of Puerto Rico,
4,800	GO, AMBAC-TCRS, 7.00%, 07/01/10	5,217
5,500	GO, MBIA-IBC, 5.50%, 07/01/09	5,680
1,000	Puerto Rico Electric Power Authority, Series LL, Rev., MBIA, 5.50%, 07/01/17	1,071
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, 5.50%, 07/01/18	3,136
3,000	Series AA, Rev., VAR, FSA, 5.00%, 07/01/10	3,084
1,935	Series G, Rev., 5.00%, 07/01/13 (p)	2,082
3,000	Puerto Rico Municipal Finance Agency, Series C, GO, CIFG, 5.25%, 08/01/20	3,006
		26,991
	South Carolina — 2.0%
2,810	Charleston County, Public Improvement, GO, 6.13%, 09/01/09	2,959
2,395	Charleston County, Transition Sales Tax, GO, 5.00%, 11/01/15	2,434
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.00%, 12/01/14	4,312
5,500	Rev., 5.00%, 12/01/14	5,646
3,000	Rev., 5.00%, 12/01/14	3,049
2,500	Rev., 5.00%, 12/01/14	2,517
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.00%, 01/01/16	4,590
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	9,478
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.50%, 11/01/09	1,264
825	Rev., RADIAN, 5.25%, 02/01/11	850
	South Carolina Jobs & EDA, Hospital Facilities Improvement, Palmetto Health Alliance,
5,500	Series A, Rev., 7.00%, 12/15/10 (p)	5,845
3,000	Series A, Rev., 7.13%, 12/15/10 (p)	3,377
4,795	State of South Carolina Public Service Authority, Series A, Rev., AMBAC, 5.00%, 01/01/14	4,790
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.25%, 01/01/10	10,469
		61,580
	South Dakota — 0.1%
1,173	Heartland Consumers Power District, Rev., 6.38%, 01/01/16 (p)	1,306
	Tennessee — 1.3%
1,910	City of Lawrenceburg, Electric, Rev., MBIA, 6.63%, 07/01/18	2,229
	City of Memphis, General Improvement,
4,825	GO, MBIA-IBC, 5.25%, 11/01/13	5,219
4,125	Series A, GO, MBIA, 5.00%, 11/01/15	4,294
6,820	Knox County, Public Improvement, GO, 6.00%, 05/01/08 (p)	6,929
1,195	Municipal Energy Acquisition Corp., Gas, Rev., FSA, 4.13%, 03/01/09	1,214
7,285	Tennergy Corp., Gas, Rev., MBIA, 5.00%, 06/01/09 (p)	7,477
12,000	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/13	12,237
		39,599

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Texas — 7.2%
2,100	Allen Independent School District, GO, PSF-GTD, 5.00%, 02/15/15	2,075
	Alvin Independent School District,
3,205	Rev., 3.60%, 02/15/22 (i)	3,238
3,375	Rev., 3.60%, 02/15/23 (i)	3,410
440	Carroll Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 04/04/08	324
440	Cedar Hill Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	353
405	Cedar Hill Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	322
70	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA, 8.20%, 04/01/22	73
1,285	City of Austin, Capital Appreciation, Rev., FGIC, Zero Coupon, 05/15/17	808
4,500	City of Austin, Electric Utilities, Rev., MBIA, 5.25%, 05/15/13	4,764
3,595	City of Dallas, Waterworks & Sewer System, Rev., FSA, 5.38%, 04/01/13 (p)	3,921
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., FSA, 5.38%, 04/01/13	1,488
3,000	City of Houston, Series A, Rev., MBIA, 5.25%, 05/15/14	3,218
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,016
1,000	Series A, Rev., FSA, 5.00%, 11/15/17	1,027
6,140	Series A, Rev., MBIA, 5.25%, 05/15/14	6,038
	City of Southlake,
2,740	GO, AMBAC, 5.00%, 02/15/13	2,761
2,340	GO, AMBAC, 5.00%, 02/15/13	2,349
2,050	GO, AMBAC, 5.00%, 02/15/13	2,090
1,695	GO, AMBAC, 5.00%, 02/15/13	1,719
700	GO, AMBAC, Zero Coupon, 02/15/09 (p)	607
1,000	GO, AMBAC, Zero Coupon, 02/15/09 (p)	763
5,000	Coastal Bend Health Facilities Development Corp., Rev., AMBAC, 5.93%, 11/15/13 (p)	5,616
3,645	Coppell Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/09 (p)	2,347
1,560	Coppell Independent School District, Capital Appreciation, Unrefunded Balance, GO, PSF-GTD, Zero Coupon, 08/15/09	994
1,305	Dallas County Flood Control District, GO, 9.25%, 04/01/08 (p)	1,312
	El Paso County Community College District,
4,265	Rev., MBIA, 5.00%, 04/01/17	4,389
3,380	Rev., MBIA, 5.00%, 04/01/17	3,441
2,000	Granbury Independent School District, GO, PSF-GTD, 5.00%, 08/01/15	1,987
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,331
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,238
7,545	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14 (p)	8,248
4,115	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	3,258
5,000	Harris County Hospital District, Rev., MBIA, 6.00%, 08/15/10 (p)	5,347
1,250	Harris County Toll Road, Sub Lien, Series A, GO, MBIA, 6.50%, 08/15/13	1,433
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	935
10,000	Houston Independent School District, Capital Appreciation, Series A, GO, PSF-GTD, Zero Coupon, 02/15/09 (p)	7,979
3,885	Houston Independent School District, Public Facilities Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,270
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.25%, 02/15/13	2,160
2,000	GO, PSF-GTD, 5.25%, 02/15/14	2,169
1,520	Katy Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/11	1,602
1,900	La Joya Independent School District, GO, PSF-GTD, 5.00%, 02/15/16	1,974
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 08/15/09	5,061
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., MBIA, 5.00%, 05/15/16	4,285
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.75%, 12/01/10 (p)	4,394
5,875	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Rev., 5.25%, 07/01/08	5,972

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   25

JPMorgan Intermediate Tax Free Bond Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	6,393
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,055
8,100	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	5,883
1,105	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/17	1,168
	Pearland Texas Independent School District,
7,500	Series 2001 B, 4.27%, 02/15/24 (i)	7,551
7,500	Series 2001 B, 4.27%, 02/15/25 (i)	7,551
2,505	Richardson Independent School District, GO, PSF-GTD, 5.00%, 02/15/14	2,506
1,750	Port Arthur Independent School District, GO, Assured GTY, 4.75%, 02/15/18 (w)	1,575
7,500	State of Texas, Series A, GO, 6.00%, 10/01/09	7,880
	State of Texas, Public Finance Authority,
3,000	GO, 5.50%, 10/01/08	3,055
3,900	GO, 5.00%, 10/01/12	4,077
1,000	Series A, GO, 5.50%, 10/01/11	1,071
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.00%, 02/15/17	3,559
2,690	Series A, Rev., 5.00%, 02/15/17	2,701
5,000	Tarrant Regional Water District, Rev., FSA, 5.38%, 03/01/13	5,388
5,200	Texas Municipal Power Agency, Rev., MBIA, 5.50%, 09/01/10	5,471
4,900	Texas State Turnpike Authority, Rev., FGIC, 5.50%, 04/04/08	5,006
1,700	Texas Tech University Revenues, Improvements, Financing System, Series 6, Unrefunded Balance, Rev., AMBAC, 5.25%, 02/15/09	1,730
840	Texas Tech University Revenues, Improvements, Financing System, Series 6, Rev., AMBAC, 5.25%, 02/15/09 (p)	862
	Texas Water Development Board, State Revolving Fund, Senior Lien,
3,000	Series A, Rev., 5.25%, 07/15/08	3,027
1,000	Series A, Rev., 5.63%, 07/15/09	1,032
3,750	Series A, Rev., 5.63%, 07/15/10	3,944
3,390	University of North Texas, Financing System, Series A, Rev., FGIC, 5.00%, 04/15/12	3,353
5,000	University of Texas, Series B, Rev., 5.00%, 07/01/14 (p)	5,379
		219,323
	Utah — 0.4%
	Intermountain Power Agency, Utah Power Supply,
3,145	Series A, Rev., MBIA-IBC, 6.15%, 03/31/08 (p)	3,269
3,800	Series B, Rev., MBIA, 6.50%, 07/01/10	4,070
2,840	Salt Lake City, GO, 5.50%, 06/15/10 (p)	3,001
1,700	Salt Lake City Municipal Building Authority, Series B, Rev., AMBAC, 5.50%, 10/15/09 (p)	1,782
10	Salt Lake City, Unrefunded Balance, GO, 5.50%, 06/15/10	11
		12,133
	Vermont — 0.1%
4,100	City of Burlington, Electric, Series A, Rev., MBIA, 6.38%, 07/01/09	4,250
	Virgin Islands — 0.1%
1,350	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.63%, 10/01/10	1,382
	Virginia — 1.0%
2,425	Loudoun County, Public Improvements, Series B, GO, 5.00%, 12/01/15	2,633
6,000	Virginia Commonwealth Transportation Board, Federal Highway, Rev., RAN, 5.50%, 10/01/09	6,264
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.00%, 05/15/16	1,555
1,495	Series A, Rev., 5.00%, 05/15/16	1,569
1,835	Series A, Rev., 5.00%, 05/15/16	1,907
1,520	Series A, Rev., 5.00%, 05/15/16	1,564
2,015	Series A, Rev., 5.00%, 05/15/16	2,055
	Virginia Commonwealth Transportation Board, Transition District Program,
1,305	Series B, Rev., 5.00%, 05/15/16	1,370
2,060	Series B, Rev., 5.00%, 05/15/16	2,140
	Virginia Public School Authority,
5,210	Series A, Rev., 5.50%, 08/01/10 (p)	5,570
5,265	Series B, Rev., 5.00%, 08/01/13	5,683
		32,310
	Washington — 3.8%
10,000	City of Seattle, Improvements, Rev., FSA, 5.50%, 03/01/11	10,588
4,590	City of Seattle, Power, Rev., 5.63%, 12/01/10	4,859
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.00%, 09/01/10 (p)	1,159

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	Washington — Continued
490	Rev., AMBAC, 5.00%, 09/01/11 (p)	519
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.00%, 09/01/10	1,284
765	Rev., AMBAC, 5.00%, 09/01/11	798
41,000	Energy Northwest Electric, Washington Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	42,564
	Grant County Public Utility District No. 2, Priest Rapids,
1,230	Series G, Rev., MBIA, 5.25%, 01/01/09 (p)	1,302
13,995	Series H, Rev., FSA, 5.38%, 01/01/12	14,898
3,000	Kitsap County School District No. 400, North Kitsap, GO, 5.00%, 06/01/11 (p)	3,169
1,300	Port Grays Harbor, Rev., 6.38%, 12/01/09	1,336
5,140	Snohomish County School District No. 6, Mukilteo, GO, FGIC, 5.70%, 12/01/12	5,643
3,525	Spokane & Whitman Counties School District No. 360-316, Cheney, GO, School Board GTY, 5.60%, 12/01/10	3,733
	State of Washington,
4,500	Series B & AT-7, GO, 6.40%, 06/01/17	5,158
4,000	Series C, GO, 5.50%, 07/01/09	4,149
4,845	Washington Public Power Supply System, Nuclear Project No. 1, Series A, Rev., AMBAC, 6.00%, 07/01/08	4,900
3,800	Washington Public Power Supply System, Nuclear Project No. 2, Series A, Rev., 5.75%, 07/01/09	3,945
	Washington Public Power Supply System, Nuclear Project No. 3, Capital Appreciation,
3,000	Series B, Rev., MBIA-IBC, 5.65%, 07/01/08	3,031
5,000	Series B, Rev., Zero Coupon, 07/01/09	4,817
		117,852
	West Virginia — 0.1%
1,905	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	2,000
90	Monongalia County, Single Family, Rev., 7.20%, 09/01/08 (p)	95
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., FGIC, 5.25%, 05/01/11	1,292
2,020	Series A, Rev., FGIC, 5.25%, 05/01/11	2,111
		5,498
	Wisconsin — 1.8%
3,000	Fond Du Lac School District, GO, FGIC, 5.75%, 04/01/10 (p)	3,165
5,350	Milwaukee County, Corporate Purpose, Series A, GO, 5.63%, 09/01/09 (p)	5,573
	State of Wisconsin,
1,000	GO, 6.25%, 05/01/11	1,093
1,000	GO, 6.25%, 05/01/12	1,112
6,275	Series 1, GO, 5.50%, 11/01/11	6,791
7,905	Series 1, GO, MBIA, 5.25%, 05/01/14	8,593
5,000	Series 1, GO, MBIA, 5.25%, 05/01/15	5,433
4,450	Series 3, GO, 5.20%, 11/01/09	4,629
	State of Wisconsin, Clean Water,
3,200	Series 1, Rev., 5.10%, 06/01/12	3,233
3,000	Series 1, Rev., 6.88%, 06/01/11	3,233
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
6,250	Rev., 5.70%, 05/01/14 (i)	6,616
6,250	Rev., 5.95%, 05/01/19 (i)	6,544
		56,015
	Total Long-Term Investments (Cost $2,913,740)	2,928,905

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
103,280	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $103,280)	103,280
	Total Investments — 99.4% (Cost $3,017,020)	3,032,185
	Other Assets in Excess of Liabilities — 0.6%	19,478
	NET ASSETS — 100.0%	$3,051,663

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   27

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.6%
	Municipal Bonds — 96.6%
	Arizona — 0.3%
1,610	Arizona Health Facilities Authority, Catholic Healthcare West, Unrefunded Balance, Series A, Rev., 6.13%, 07/01/09 (p)	1,652
	California — 0.6%
2,000	Pasadena Area Community College District, Election 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,778
2,500	Santa Monica Community College District, Election 2007, Series C, GO, FGIC, Zero Coupon, 08/01/13	2,002
		3,780
	Colorado — 0.5%
3,000	Denver City & County Apartments, Series B, Rev., AMT, FGIC, 5.00%, 11/15/11	3,101
	District of Columbia — 0.3%
1,500	District of Columbia, COP, FGIC, 5.00%, 01/01/16	1,532
	Florida — 0.2%
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.50%, 10/01/15	1,047
	Georgia — 0.3%
1,965	Main Street Natural Gas, Inc., Series A, Rev., 5.50%, 09/15/22	1,784
	Hawaii — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	820
	Illinois — 0.4%
77	Illinois Development Finance Authority, 5.20%, 08/01/28 (i)	76
2,535	Illinois Development Finance Authority, Riverside Health & Fitness Center Project, Series 1998-C, Rev., 5.20%, 08/01/28 (i)	2,559
		2,635
	Louisiana — 0.3%
1,500	City of Shreveport, Series B, GO, MBIA, 5.25%, 03/01/17	1,585
	Massachusetts — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	952
	Michigan — 0.4%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.25%, 12/01/11	2,163
	New Jersey — 0.8%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., MBIA, Zero Coupon, 12/15/17	683
1,435	Series A-1, Rev., MBIA, Zero Coupon, 12/15/18	828
3,500	New Jersey Economic Development Authority, Motor Vehicles, Series A, Rev., MBIA, 5.25%, 07/01/14	3,713
		5,224
	New York — 86.9%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., MBIA, 5.25%, 08/01/08	1,048
	Amherst Industrial Development Agency, Civic Facilities, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.50%, 08/01/11	1,263
1,000	Series B, Rev., AMBAC, 5.50%, 11/01/11	1,075
1,290	Series B, Rev., AMBAC, 5.75%, 08/01/10	1,378
150	Arkport Central School District, GO, FSA, 5.20%, 06/15/09	155
500	Attica Central School District, GO, FSA, 5.00%, 06/15/10	523
6,695	Babylon Industrial Development Agency, Civic Facilities, Winthrop S. Nassau University East, Inc. Project, Series A, Rev., AMBAC, 6.63%, 08/01/09	7,043
1,040	Beacon City School District, GO, MBIA, 5.50%, 07/15/09	1,088
650	Brentwood Union Free School District, GO, FSA, 5.63%, 06/15/09	680
	Brockport Central School District,
1,660	GO, FGIC, 5.50%, 06/15/13	1,837
1,100	GO, FGIC, 5.50%, 06/15/14	1,223
1,660	GO, FGIC, 5.50%, 06/15/15	1,851
685	GO, FGIC, 5.75%, 06/15/17	775
450	Bronxville Union Free School District, GO, 5.25%, 10/15/10	476
	Burnt Hills-Ballston Lake Central School District,
590	GO, FGIC, 5.40%, 07/15/09	610
305	GO, FGIC, 5.50%, 07/15/09	316
375	GO, FGIC, 5.50%, 07/15/09	388
1,450	Byram Hills Central School District, GO, 5.00%, 11/15/10 (p)	1,540
1,000	Canandaigua City School District, Series A, GO, FSA, 5.38%, 04/01/12	1,078
	Chenango Forks Central School District,
250	GO, FGIC, 5.63%, 06/15/09	261

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN TAX FREE FUNDS         FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
850	GO, FGIC, 5.70%, 06/15/09	890
	Clarkstown Central School District,
605	GO, FSA, 5.00%, 04/15/13	655
255	GO, FSA, 5.25%, 04/15/14	277
3,155	Cleveland Hill Union Free School District, Cheektowaga, GO, FGIC, 5.50%, 10/15/09	3,281
1,650	Erie County, Public Improvement, Series A, GO, FGIC, 5.00%, 09/01/12	1,698
	Erie County Industrial Development Agency, City of Buffalo Project,
2,490	Rev., FSA, 5.00%, 05/01/13	2,654
2,500	Series A, Rev., FSA, 5.75%, 05/01/18	2,705
275	Erie County Water Authority, Improvement & Extension, Rev., 5.75%, 12/01/08 (p)	281
285	Fayetteville-Manlius Central School District, GO, FGIC, 5.00%, 06/15/12	304
	Goshen Central School District,
1,050	GO, FGIC, 5.00%, 06/15/16	1,134
1,050	GO, FGIC, 5.00%, 06/15/17	1,101
1,000	GO, FGIC, 5.00%, 06/15/19	1,031
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.00%, 06/15/18	1,298
1,000	Ilion Central School District, Series B, GO, FGIC, 5.00%, 06/15/12	1,057
70	Irvington Union Free School District, GO, FSA, 5.00%, 04/01/11	74
2,790	Lindenhurst Union Free School District, GO, FGIC, 5.25%, 07/15/09	2,909
745	Lindenhurst Union Free School District, Unrefunded Balance GO, FGIC, 5.25%, 07/15/09 (p)	777
	Long Island Power Authority, Electric Systems
2,500	Series A, Rev., FGIC, 5.00%, 06/01/16	2,531
5,250	Series A, Rev., FSA, 5.50%, 12/01/12 (p)	5,690
1,875	Series A, Rev., FSA, 5.50%, 12/01/13 (p)	2,056
1,000	Series D, Rev., MBIA, 5.00%, 09/01/16	1,036
1,000	Series E, Rev., FGIC, 5.00%, 12/01/16	1,024
110	Longwood Central School District at Middle Island, GO, FSA, 4.80%, 06/15/08	113
805	Mahopac Central School District, Series B, GO, MBIA, 5.60%, 06/15/10	849
	Massapequa Union Free School District,
1,090	Series A, GO, FSA, 5.38%, 06/15/09	1,126
2,180	Series A, GO, FSA, 5.38%, 06/15/10	2,318
2,485	Series A, GO, FSA, 5.40%, 06/15/10	2,643
3,135	Series A, GO, FSA, 5.70%, 06/15/10	3,355
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.75%, 10/01/15 (p)	11,567
1,000	Series A, Rev., FGIC, 5.25%, 11/15/17	1,078
5,400	Series A, Rev., MBIA, 6.25%, 04/01/11 (p)	5,889
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.75%, 07/01/16	18,673
4,750	Series A, Rev., FSA-CR, 5.75%, 01/01/18	5,277
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.00%, 11/15/15	1,055
	Monroe County, Public Improvement
1,050	GO, 6.00%, 03/01/13	1,158
65	GO, AMBAC, 5.88%, 06/01/08	65
1,130	GO, FGIC, 5.00%, 03/01/12	1,172
335	GO, MBIA-IBC, 6.00%, 03/01/15	381
1,000	GO, MBIA-IBC, 6.00%, 03/01/18	1,128
1,000	GO, MBIA-IBC, 6.00%, 03/01/19	1,128
1,065	Series P, GO, AMBAC, 5.88%, 06/01/08 (p)	1,074
280	Monroe Woodbury Central School District, GO, FSA, 5.00%, 04/15/14	302
2,500	Nassau County, Series A, GO, FGIC, 6.00%, 07/01/08	2,527
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., MBIA, 5.00%, 10/01/14	873
700	Series B, Rev., MBIA, 5.00%, 10/01/14	694
450	New Rochelle City School District, Series A, GO, FSA, 5.00%, 12/15/10	476
	New York City,
4,000	Series A-1, GO, 5.00%, 08/01/17	4,113
4,000	Series B, GO, FGIC-TCRS, 5.75%, 08/01/12	4,353
3,000	Series C, GO, 5.00%, 01/01/17	3,017
5,000	Series D, GO, 5.00%, 02/01/17	5,199
5,000	Series E, GO, FSA, 5.00%, 11/01/14	5,260
2,640	Series E, GO, MBIA-IBC, 5.75%, 08/01/12	2,889
2,500	Series G, GO, 5.00%, 12/01/14	2,530
3,000	Series G, GO, 5.00%, 02/01/16	3,014
3,000	Series H, GO, 5.00%, 08/01/14	3,119
5,000	Series J, GO, MBIA, 5.25%, 05/15/14	5,242
1,000	Series J, Sub Series J-1, GO, FSA, 5.00%, 06/01/16	1,023
2,500	Series P, GO, MBIA, 5.00%, 08/01/15	2,635

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS    29

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
2,000	New York City Housing Development Corp., Capital Funding, Series A, Rev., FGIC, 5.00%, 07/01/15	2,036
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center,
1,640	Series A, Rev., FSA, 5.00%, 05/15/13	1,725
750	Series A, Rev., FSA, 5.00%, 05/15/13	767
	New York City Municipal Water Finance Authority,
1,500	Series B, Rev., 5.00%, 06/15/14	1,555
7,355	Series B, Rev., 5.00%, 06/15/14	7,546
5,330	New York City Municipal Water Finance Authority, 2nd Generation Resolution, Series BB, Rev., 5.00%, 06/15/16	5,511
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., FGIC, 5.75%, 06/15/09 (p)	3,142
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.63%, 01/01/10	1,046
	New York City Transitional Finance Authority, Future Tax Secured,
4,700	Series A, Rev., VAR, 5.50%, 11/01/11	4,999
1,000	Series B, Rev., 5.00%, 05/01/17	1,050
3,000	Series B, Rev., 5.00%, 05/01/17	3,082
3,380	Series B, Rev., 5.50%, 02/01/11 (p)	3,635
4,000	Series B, Rev., 6.13%, 05/15/10 (p)	4,309
3,305	Series B, Rev., 6.13%, 05/15/10 (p)	3,561
9,000	Series C, Rev., 5.88%, 05/01/10 (p)	9,640
5,000	Sub Series C-1, Rev., 5.00%, 11/01/17	5,200
	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance,
475	Series B, Rev., 5.50%, 02/01/11	507
695	Series B, Rev., 6.13%, 05/15/10 (p)	749
2,000	New York Local Government Assistance Corp., Series E, Rev., FSA-CR, 6.00%, 04/01/14	2,198
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.00%, 04/01/17	3,156
2,500	Series A, Rev., 5.00%, 04/01/18	2,567
1,000	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, 4.75%, 04/01/17	928
2,500	New York Power Authority, Series C, Rev., MBIA, 5.00%, 11/15/17	2,562
225	New York State Dormitory Authority, Series C, Rev., 7.38%, 05/15/09 (p)	237
115	New York State Dormitory Authority, Canisius College, Rev., MBIA, 4.95%, 07/01/11	120
	New York State Dormitory Authority, City University System, CONS,
13,000	Series A, Rev., AMBAC-TCRS, 5.75%, 07/01/13	13,839
3,565	Series A, Rev., FSA-CR, 5.75%, 07/01/13	3,788
2,160	Series A, Rev., MBIA-IBC-BNY, 6.00%, 07/01/20	2,400
3,415	Series B, Rev., 6.00%, 07/01/14	3,694
2,500	Rev., MBIA-IBC, 5.00%, 07/01/16	2,562
	New York State Dormitory Authority, Columbia University,
6,770	Series A, Rev., 5.25%, 07/01/11 (p)	7,278
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.00%, 02/01/18	3,031
430	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., MBIA, 5.50%, 08/01/10	445
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.00%, 07/01/14	1,064
	New York State Dormitory Authority, Long Island University,
5	Rev., RADIAN, 5.00%, 09/01/09 (p)	5
2,305	Series A, Rev., 5.00%, 11/01/16	2,315
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.00%, 09/01/09	97
	New York State Dormitory Authority, Manhattan College,
1,895	Rev., RADIAN, 5.50%, 07/01/09	1,935
1,770	Rev., RADIAN, 5.50%, 07/01/10	1,829
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., FSA, 5.00%, 08/15/11	1,378
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Rev., MBIA, 5.50%, 07/01/09	1,037
1,000	Rev., MBIA, 5.50%, 07/01/23	1,024
370	Rev., MBIA, 5.75%, 07/01/19	402
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.00%, 08/15/16 (p)	6
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.00%, 08/15/16	2,570

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN TAX FREE FUNDS         FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.50%, 07/01/14	551
1,455	Series 1, Rev., AMBAC, 5.50%, 07/01/18	1,559
1,730	Series 1, Rev., AMBAC, 5.50%, 07/01/21	1,801
1,000	Series 1, Rev., AMBAC, 5.50%, 07/01/22	1,030
2,900	Series 1, Rev., AMBAC, 5.50%, 07/01/23	2,969
1,570	Series 1, Rev., AMBAC, 5.50%, 07/01/24	1,599
2,280	Series 1, Rev., AMBAC, 5.50%, 07/01/25	2,323
8,360	Series A, Rev., AMBAC, 5.75%, 07/01/13	9,290
1,750	Series A, Rev., MBIA, 5.75%, 07/01/09	1,823
1,200	Series A, Rev., MBIA, 5.75%, 07/01/11	1,300
1,000	Series A, Rev., MBIA, 5.75%, 07/01/15	1,120
3,500	Series A, Rev., MBIA, 5.75%, 07/01/16	3,928
3,450	New York State Dormitory Authority, Pratt Institute, Rev., RADIAN, 6.25%, 07/01/09	3,640
1,020	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., MBIA, 6.50%, 10/01/20	1,147
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., 5.38%, 04/01/12	1,619
1,235	New York State Dormitory Authority, Siena College, Rev., MBIA, 5.00%, 07/01/11	1,310
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., MBIA, 5.30%, 07/01/09	626
340	New York State Dormitory Authority, State Service Contract, Albany County, Rev., 5.50%, 04/01/08	341
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., FSA, 5.75%, 05/15/17	2,039
	New York State Dormitory Authority, State University Dormitory Facilities,
1,830	Rev., 5.00%, 07/01/17	1,905
1,230	Series A, Rev., FGIC, 5.00%, 07/01/13	1,286
2,730	Series B, Rev., MBIA, 5.00%, 07/01/15	2,900
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., MBIA, 6.00%, 05/15/10	2,389
6,725	Series A, Rev., FGIC-TCRS, 5.50%, 05/15/13	7,220
5,000	Series A, Rev., MBIA-IBC, 5.25%, 05/15/15	5,373
4,800	Series A, Rev., MBIA-IBC, 5.50%, 05/15/10	5,069
1,050	Series A, Rev., MBIA-IBC-BNY, 5.25%, 05/15/21	1,082
840	New York State Dormitory Authority, Unrefunded Balance, Series C, Rev., 7.38%, 05/15/10	883
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.00%, 12/15/16	1,830
1,000	Series A, Rev., 5.25%, 12/15/17	1,086
2,000	Series A, Rev., 5.25%, 12/15/18	2,163
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.75%, 06/15/11 (p)	1,719
1,000	Series A, Rev., 5.75%, 06/15/12 (p)	1,096
2,950	Series NYC-02, Rev., 5.75%, 06/15/11 (p)	3,188
4,100	Series NYC-02, Rev., 5.75%, 06/15/12 (p)	4,492
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.20%, 05/15/14	452
460	Series NYC-02, Rev., 5.75%, 06/15/11	499
700	Series NYC-02, Rev., 5.75%, 06/15/12	769
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.38%, 06/15/12	2,144
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds,
420	Series B, Rev., 5.63%, 07/15/09 (p)	440
450	Series B, Rev., 5.70%, 07/15/09 (p)	472
	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution,
2,205	Series I, Rev., 5.00%, 06/15/13	2,374
3,125	Series I, Rev., 5.00%, 06/15/13	3,331
	New York State Environmental Facilities Corp., State Water Revolving Fund,
460	Series B, Rev., 5.70%, 07/15/09 (p)	483
5,315	Series E, Rev., MBIA, 6.00%, 06/15/12	5,883
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.63%, 07/15/09	4,609
9,140	Series B, Rev., 5.70%, 07/15/09	9,531
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.00%, 04/01/17	2,564
2,500	Series A, Rev., AMBAC, 5.00%, 04/01/16	2,533
1,000	Series A, Rev., MBIA, 5.00%, 04/01/15	1,012

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS    31

JPMorgan New York Tax Free Bond Fund

Schedule of Portfolio Investments
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
2,500	Series B, Rev., 5.00%, 10/01/17	2,515
2,875	Series B, Rev., FGIC, 5.00%, 10/01/15	3,053
5,000	Series B, Rev., FGIC, 5.00%, 10/01/15	5,250
2,000	Series H, Rev., MBIA, 5.00%, 01/01/18	2,058
585	New York State Thruway Authority, Service Contract, Local Highway & Bridge, Rev., MBIA, 5.50%, 04/01/10	617
1,345	New York State Urban Development Corp., Correctional & Youth Facilities Services, Unrefunded Balance, Series A, Rev., 5.50%, 01/01/11	1,418
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., FSA, 5.25%, 01/01/14	3,240
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., AMBAC-TCRS, 5.50%, 01/01/14	2,131
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.38%, 03/15/12 (p)	5,918
2,850	Series A-1, Rev., 5.00%, 12/15/17	2,932
5,045	Series A-1, Rev., 5.00%, 12/15/17	5,139
1,500	Series A-2, Rev., MBIA, 5.50%, 03/15/19	1,623
3,500	New York State Urban Development Corp., Service Contract, Series A, Rev., FSA, 5.00%, 01/01/18	3,698
	New York State Urban Development Corp., State Facilities,
1,000	Rev., 5.60%, 04/01/15	1,087
5,450	Rev., MBIA-IBC, 5.75%, 04/01/11	5,878
45	New York State Urban Development Corp., Youth Facilities Services Contract, Series B, Rev., 5.88%, 04/01/10 (p)	48
440	Niagara County, Public Improvement, GO, MBIA, 5.75%, 07/15/14	496
1,940	Niagara Falls Bridge Commission, Tolls, Series B, Rev., FGIC, 5.25%, 10/01/15	2,032
545	Ogdensburg Enlarged City School District, GO, MBIA, 4.50%, 06/15/11	569
1,010	Oneida County, GO, FGIC, 5.50%, 03/15/11	1,077
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., FSA, 5.50%, 04/01/11	1,065
	Onondaga County,
4,630	GO, 5.25%, 05/15/11	4,932
1,175	Series A, GO, 5.00%, 05/01/11	1,249
2,350	Series A, GO, 5.00%, 05/01/12	2,506
700	Series A, GO, 5.00%, 05/01/12	751
	Onondaga County, Unrefunded Balance,
890	Series A, GO, 5.25%, 05/15/11	948
515	Series A, GO, 5.25%, 05/15/11	544
160	Series A, GO, 5.25%, 05/15/11	170
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., FGIC, 5.00%, 04/15/17	2,914
1,500	149th Series, Rev., 5.00%, 11/15/17	1,567
775	Red Creek Central School District, GO, FSA, 5.50%, 06/15/12	842
	Rondout Valley Central School District,
195	GO, FSA, 5.13%, 03/01/10	205
1,795	GO, FSA, 5.25%, 03/01/10	1,893
	Scotia Glenville Central School District,
1,050	GO, FGIC, 5.40%, 06/15/09	1,095
2,075	GO, FGIC, 5.50%, 06/15/09	2,166
275	Shenendehowa Central School District, Clifton Park, GO, FSA, 5.50%, 07/15/11	295
4,000	State of New York, Series C, GO, 5.00%, 04/15/15	4,227
500	Stillwater Central School District, GO, MBIA, 5.20%, 06/15/09	516
1,250	Suffolk County Judicial Facilities Agency, John P. Cohalan Complex, Rev., AMBAC, 5.50%, 04/15/09	1,292
	Suffolk County, Public Improvement,
1,870	Series C, GO, MBIA, 5.00%, 07/15/11	1,992
1,550	Series C, GO, MBIA, 5.25%, 07/15/12	1,654
1,215	Series C, GO, MBIA, 5.25%, 07/15/12	1,288
5,000	Tobacco Settlement Financing Authority, Enhanced Asset Backed, Series A-1, Rev., AMBAC, 5.25%, 06/01/13	5,108
1,000	Town of Brookhaven, Public Improvement, GO, AMBAC, 5.30%, 11/15/10 (p)	1,070
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.75%, 01/01/16 (p)	105
2,035	Series Q, Rev., 6.75%, 01/01/09 (p)	2,098
6,030	Series SR, Rev., 5.50%, 01/01/12 (p)	6,348
3,595	Series X, Rev., 6.63%, 01/01/12 (p)	3,984
7,125	Series Y, Rev., 6.00%, 01/01/12 (p)	7,608
1,715	TSASC, Inc. Series 1, Rev., 4.75%, 06/01/16	1,600
565	Warwick Valley Central School District, GO, FSA, 5.50%, 01/15/10	597
3,210	Watertown City School District, GO, FSA, 5.63%, 06/15/09	3,356

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN TAX FREE FUNDS         FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	Value($)
Long-Term Investments — Continued
	New York — Continued
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.20%, 11/01/10	2,997
8,115	Sub Series B, Rev., 5.25%, 11/01/10	8,487
1,700	Westchester County Industrial Development Authority, Civic Facilities, Children’s Village Project, Series A, Rev., 5.30%, 03/15/09	1,710
2,820	Windsor Central School District, GO, FGIC, 5.50%, 06/15/09	2,945
		542,608
	Ohio — 0.6%
3,000	Buckeye Tobacco Settlement Financing Authority, Asset Backed, Series A-2, Rev., 5.13%, 06/01/17	2,780
1,500	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	1,460
		4,240
	Puerto Rico — 3.0%
	Commonwealth of Puerto Rico,
4,000	GO, MBIA, 5.75%, 07/01/11	4,273
210	Series A, GO, 5.50%, 07/01/18	215
1,120	Commonwealth of Puerto Rico, Public Improvement, GO, FSA-CR, 5.50%, 07/01/12	1,208
	Puerto Rico Electric Power Authority,
5,000	Series AA, Rev., MBIA, 5.50%, 07/01/09	5,168
475	Series KK, Rev., FSA, 5.25%, 07/01/13	510
	Puerto Rico Highway & Transportation Authority,
3,000	Series AA, Rev., MBIA, FSA, 5.50%, 07/01/18	3,136
1,105	Series Z, Rev., FSA, 6.25%, 07/01/16	1,265
1,400	Puerto Rico Municipal Finance Agency, Series A, GO, FSA, 6.00%, 08/01/09 (p)	1,476
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.50%, 07/01/12	1,547
		18,798
	Texas — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,145
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,175
		3,320
	Virgin Islands — 0.6%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.38%, 10/01/10	4,242
	Wisconsin — 0.6%
	State of Wisconsin,
1,250	Rev., 4.78%, 05/01/29 (i)	1,256
2,500	Series 1, GO, MBIA, 5.00%, 05/01/15	2,648
		3,904
	Total Long-Term Investments (Cost $594,162)	603,387

SHARES
Short-Term Investment — 1.1%
	Investment Company — 1.1%
6,840	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $6,840)	6,840
	Total Investments — 97.7% (Cost $601,002)	610,227
	Other Assets in Excess of Liabilities — 2.3%	14,496
	NET ASSETS — 100.0%	$624,723

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS    33

JPMorgan Tax Free Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

ABBREVIATIONS AND DEFINITIONS:

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)—	Amount rounds to less than 0.1%.

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

(w)—	When-issued security.

ACA—	Insured by American Capital Access

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

BNY—	Bank of New York

CIFG—	CDC IXIS Financial Guarantee

COLL—	Collateral

CONS—	Consolidated Bonds

COP—	Certificates of Participation

CR—	Custodial Receipts

EDA—	Economic Development Authority

FGIC—	Financial Guaranty Insurance Co.

FHA—	Federal Housing Administration

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

FSA—	Financial Security Assurance

GAN—	Grant Anticipation Note

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

GTY—	Guaranty

IBC—	Insured Bond Certificates

ICR—	Insured Custodial Receipts

IDA—	Industrial Development Authority

LIQ—	Liquidity Agreement

LOC—	Letter of Credit

MBIA—	Municipal Bond Insurance Association

MTGS—	Mortgages

PCR—	Pollution Control Revenue

PSF—	Permanent School Fund

Q-SBLF—	Qualified School Board Loan Fund

RADIAN—	Radian Asset Assurance

RAN—	Revenue Anticipation Note

Rev.—	Revenue Bond

SO—	Special Obligation

TCRS—	Transferable Custodial Receipts

VA—	Veterans Administration

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

XLCA—	XL Capital Assurance

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   35

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008

(Amounts in thousands, except per share amounts)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund		New York Tax Free Bond Fund
ASSETS:
Investments in non-affiliates, at value	$150,540		$2,928,905		$603,387
Investments in affiliates, at value	9,919		103,280		6,840
Total investment securities, at value	160,459		3,032,185		610,227
Cash	—	(b)	2		—	(b)
Receivables:
Investment securities sold	—		3,161		—
Fund shares sold	205		3,297		9,316
Interest and dividends	1,907		37,283		7,199
Prepaid expenses and other assets	—		—	(b)	—
Total Assets	162,571		3,075,928		626,742

LIABILITIES:
Payables:
Dividends	343		7,676		1,245
Investment securities purchased	—		12,540		—
Fund shares redeemed	53		2,334		306
Accrued liabilities:
Investment advisory fees	31		744		150
Administration fees	5		231		52
Shareholder servicing fees	16		353		99
Distribution fees	2		22		28
Custodian and accounting fees	18		132		31
Trustees’ and Chief Compliance Officer’s fees	1		20		10
Other	50		213		98
Total Liabilities	519		24,265		2,019
Net Assets	$162,052		$3,051,663		$624,723

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
NET ASSETS:
Paid in capital	$163,317	$3,033,790	$618,148
Accumulated undistributed (distributions in excess of) net investment income	(6)	953	13
Accumulated net realized gains (losses)	(461)	1,755	(2,663)
Net unrealized appreciation (depreciation)	(798)	15,165	9,225
Total Net Assets	$162,052	$3,051,663	$624,723

Net Assets:
Class A	$10,493	$68,249	$100,067
Class B	—	6,091	8,889
Class C	1,211	8,199	7,609
Select Class	105,137	2,429,113	447,877
Institutional Class	45,211	540,011	60,281
Total	$162,052	$3,051,663	$624,723

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	1,042	6,475	14,508
Class B	—	587	1,285
Class C	121	792	1,103
Select Class	10,440	233,419	64,734
Institutional Class	4,559	51,922	8,713

Net Asset Value:
Class A — Redemption price per share	$10.07	$10.54	$6.90
Class B — Offering price per share (a)	—	10.38	6.92
Class C — Offering price per share (a)	10.02	10.36	6.90
Select Class — Offering and redemption price per share	10.07	10.41	6.92
Institutional Class — Offering and redemption price per share	9.92	10.40	6.92
Class A maximum sales charge	3.75%	3.75%	3.75%
Class A maximum public offering price per share [(net asset value per share/(100% – maximum sales charge)]	$10.46	$10.95	$7.17

Cost of investments in non-affiliates	$151,338	$2,913,740	$594,162
Cost of investments in affiliates	9,919	103,280	6,840

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   37

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008

(Amounts in thousands)

	California Tax Free Bond Fund	Intermediate Tax Free Bond Fund	New York Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$6,517	$128,575	$27,736
Dividend income from affiliates (a)	96	1,205	120
Total investment income	6,613	129,780	27,856

EXPENSES:
Investment advisory fees	465	8,929	1,871
Administration fees	154	2,958	620
Distribution fees:
Class A	23	160	186
Class B	—	51	73
Class C	4	42	22
Shareholder servicing fees:
Class A	23	160	186
Class B	—	17	24
Class C	1	14	7
Select Class	272	6,038	1,130
Institutional Class	37	484	85
Custodian and accounting fees	44	300	74
Interest expense	3	—	24
Professional fees	43	110	56
Trustees’ and Chief Compliance Officer’s fees	2	34	7
Printing and mailing costs	11	131	32
Registration and filing fees	39	106	43
Transfer agent fees	31	212	83
Other	3	40	6
Total expenses	1,155	19,786	4,529
Less amounts waived	(275)	(2,446)	(187)
Less earnings credits	— (b)	(10)	(1)
Less reimbursements for legal matters	—	— (b)	—
Net expenses	880	17,330	4,341
Net investment income (loss)	5,733	112,450	23,515

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(95)	2,156	(173)
Payment by affiliate (See Note 3)	—	26	—
Net realized gain (loss)	(95)	2,182	(173)
Change in net unrealized appreciation (depreciation) of investments	(4,918)	(69,682)	(13,333)
Net realized/unrealized gains (losses)	(5,013)	(67,500)	(13,506)
Change in net assets resulting from operations	$720	$44,950	$10,009

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,733	$5,250	$112,450	$108,382
Net realized gain (loss)	(95)	(314)	2,182	(1,291)
Change in net unrealized appreciation (depreciation)	(4,918)	309	(69,682)	1,692
Change in net assets resulting from operations	720	5,245	44,950	108,783

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(334)	(389)	(2,301)	(1,977)
From net realized gains	—	—	—	(7)
Class B
From net investment income	—	—	(195)	(260)
From net realized gains	—	—	—	(1)
Class C
From net investment income	(18)	(5)	(171)	(100)
From net realized gains	—	—	—	— (a)
Select Class
From net investment income	(3,957)	(3,515)	(91,033)	(92,842)
From net realized gains	—	—	—	(294)
Institutional Class
From net investment income	(1,421)	(1,352)	(18,797)	(13,694)
From net realized gains	—	—	—	(60)
Total distributions to shareholders	(5,730)	(5,261)	(112,497)	(109,235)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	17,680	9,149	206,698	232,866

NET ASSETS:
Change in net assets	12,670	9,133	139,151	232,414
Beginning of period	149,382	140,249	2,912,512	2,680,098
End of period	$162,052	$149,382	$3,051,663	$2,912,512
Accumulated undistributed (distributions in excess of) net investment income	$(6)	$(9)	$953	$1,000

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   39

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$23,515	$25,318
Net realized gain (loss)	(173)	(2,208)
Change in net unrealized appreciation (depreciation)	(13,333)	(1,545)
Change in net assets resulting from operations	10,009	21,565

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,883)	(2,050)
Class B
From net investment income	(290)	(383)
Class C
From net investment income	(96)	(59)
Select Class
From net investment income	(16,948)	(19,274)
Institutional Class
From net investment income	(3,294)	(3,559)
Total distributions to shareholders	(23,511)	(25,325)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	6,789	(121,033)

NET ASSETS:
Change in net assets	(6,713)	(124,793)
Beginning of period	631,436	756,229
End of period	$624,723	$631,436
Accumulated undistributed (distributions in excess of) net investment income	$13	$9

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,688	$448	$30,445	$19,280
Dividends and distributions reinvested	206	188	1,684	1,273
Cost of shares redeemed	(4,048)	(6,022)	(17,060)	(23,085)
Change in net assets from Class A capital transactions	$2,846	$(5,386)	$15,069	$(2,532)
Class B
Proceeds from shares issued	$—	$—	$81	$308
Dividends and distributions reinvested	—	—	94	138
Cost of shares redeemed	—	—	(1,498)	(2,901)
Change in net assets from Class B capital transactions	$—	$—	$(1,323)	$(2,455)
Class C
Proceeds from shares issued	$1,136	$17	$5,518	$2,648
Dividends and distributions reinvested	16	3	104	56
Cost of shares redeemed	(54)	(20)	(1,194)	(1,267)
Change in net assets from Class C capital transactions	$1,098	$— (a)	$4,428	$1,437
Select Class
Proceeds from shares issued	$32,110	$53,144	$632,360	$891,604
Dividends and distributions reinvested	738	584	9,200	9,247
Cost of shares redeemed	(33,231)	(33,643)	(533,496)	(829,554)
Change in net assets from Class Select capital transactions	$(383)	$20,085	$108,064	$71,297
Institutional Class
Proceeds from shares issued	$23,871	$12,874	$207,527	$351,499
Dividends and distributions reinvested	545	467	6,278	4,966
Cost of shares redeemed	(10,297)	(18,891)	(133,345)	(191,346)
Change in net assets from Institutional Class capital transactions	$14,119	$(5,550)	$80,460	$165,119

Total change in net assets from capital transactions	$17,680	$9,149	$206,698	$232,866

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   41

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	California Tax Free Bond Fund		Intermediate Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Class A
Issued	649	44	2,828	1,798
Reinvested	20	18	158	119
Redeemed	(395)	(582)	(1,596)	(2,156)
Change in Class A Shares	274	(520)	1,390	(239)
Class B
Issued	—	—	8	29
Reinvested	—	—	9	13
Redeemed	—	—	(142)	(274)
Change in Class B Shares	—	—	(125)	(232)
Class C
Issued	110	2	523	251
Reinvested	2	— (a)	10	5
Redeemed	(5)	(2)	(113)	(120)
Change in Class C Shares	107	— (a)	420	136
Select Class
Issued	3,103	5,133	59,705	84,283
Reinvested	72	56	872	873
Redeemed	(3,217)	(3,251)	(50,377)	(78,190)
Change in Select Class Shares	(42)	1,938	10,200	6,966
Institutional Class
Issued	2,345	1,257	19,549	33,074
Reinvested	54	46	595	469
Redeemed	(1,016)	(1,846)	(12,644)	(18,080)
Change in Institutional Class Shares	1,383	(543)	7,500	15,463

(a)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

	New York Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$71,241	$5,158
Dividends and distributions reinvested	2,357	1,590
Cost of shares redeemed	(23,180)	(14,147)
Change in net assets from Class A capital transactions	$50,418	$(7,399)
Class B
Proceeds from shares issued	$391	$237
Dividends and distributions reinvested	207	274
Cost of shares redeemed	(2,783)	(5,289)
Change in net assets from Class B capital transactions	$(2,185)	$(4,778)
Class C
Proceeds from shares issued	$6,274	$290
Dividends and distributions reinvested	71	46
Cost of shares redeemed	(403)	(669)
Change in net assets from Class C capital transactions	$5,942	$(333)
Select Class
Proceeds from shares issued	$77,415	$87,146
Dividends and distributions reinvested	2,522	2,807
Cost of shares redeemed	(96,961)	(178,123)
Change in net assets from Select Class capital transactions	$(17,024)	$(88,170)
Institutional Class
Proceeds from shares issued	$10,650	$38,115
Dividends and distributions reinvested	2,021	2,036
Cost of shares redeemed	(43,033)	(60,504)
Change in net assets from Institutional Class capital transactions	$(30,362)	$(20,353)

Total change in net assets from capital transactions	$6,789	$(121,033)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	New York Tax Free Bond Fund
	Year Ended 2/29/2008	Year Ended 2/28/2007
SHARE TRANSACTIONS:
Class A
Issued	10,131	733
Reinvested	337	226
Redeemed	(3,305)	(2,012)
Change in Class A Shares	7,163	(1,053)
Class B
Issued	55	33
Reinvested	30	39
Redeemed	(397)	(749)
Change in Class B Shares	(312)	(677)
Class C
Issued	887	41
Reinvested	10	7
Redeemed	(57)	(95)
Change in Class C Shares	840	(47)
Select Class
Issued	10,984	12,347
Reinvested	359	399
Redeemed	(13,805)	(25,290)
Change in Select Class Shares	(2,462)	(12,544)
Institutional Class
Issued	1,515	5,389
Reinvested	288	289
Redeemed	(6,107)	(8,582)
Change in Institutional Class Shares	(4,304)	(2,904)

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Year Ended February 29, 2008	$10.38	$0.38	(g)	$(0.32)	$0.06	$(0.37)	$—	$(0.37)
Year Ended February 28, 2007	10.38	0.39		(0.02)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (e)	10.48	0.18		(0.08)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.77	0.37		(0.14)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.37		0.22	0.59	(0.38)	(0.24)	(0.62)
Year Ended August 31, 2003	11.07	0.39		(0.22)	0.17	(0.40)	(0.04)	(0.44)

Intermediate Tax Free Bond Fund
Year Ended February 29, 2008	10.77	0.39	(g)	(0.24)	0.15	(0.38)	—	(0.38)
Year Ended February 28, 2007	10.77	0.39	(g)	— (h)	0.39	(0.39)	— (h)	(0.39)
September 1, 2005 to February 28, 2006 (e)	10.94	0.20		(0.14)	0.06	(0.19)	(0.04)	(0.23)
Year Ended August 31, 2005	11.11	0.39		(0.13)	0.26	(0.39)	(0.04)	(0.43)
December 31, 2003 (f) to August 31, 2004	11.10	0.27	(g)	0.01	0.28	(0.27)	—	(0.27)

New York Tax Free Bond Fund
Year Ended February 29, 2008	7.05	0.26	(g)	(0.15)	0.11	(0.26)	—	(0.26)
Year Ended February 28, 2007	7.08	0.26	(g)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (e)	7.19	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.40	0.25		(0.12)	0.13	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.35	0.25		0.15	0.40	(0.24)	(0.11)	(0.35)
Year Ended August 31, 2003	7.45	0.26	(g)	(0.10)	0.16	(0.26)	— (h)	(0.26)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(j)	Includes interest expense of 0.01%.

(k)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.07	0.60%		$10,493	0.60%		3.67%	1.02%		19%
10.38	3.68		7,968	0.60		3.65	1.02		22
10.38	0.91		13,372	0.60		3.50	1.09		4
10.48	2.21		14,547	0.60		3.47	1.12		40
10.77	5.62		17,070	0.60		3.47	1.19		43
10.80	1.51		22,000	0.60		3.56	1.16		49

10.54	1.42	(i)	68,249	0.75		3.62	0.93		18
10.77	3.73		54,750	0.75		3.67	0.93		19
10.77	0.53		57,348	0.75		3.62	0.94		6
10.94	2.35		60,474	0.75		3.56	0.97		28
11.11	2.55		726	0.75		3.52	9.03	(k)	65

6.90	1.62		100,067	0.76	(j)	3.72	0.95		17
7.05	3.34		51,749	0.76	(j)	3.65	0.95		11
7.08	0.24		59,428	0.75		3.34	0.97		5
7.19	1.84		64,005	0.75		3.18	1.04		25
7.40	5.57		84,997	0.75		3.32	1.12		30
7.35	2.15		88,000	0.75		3.45	1.07		38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Intermediate Tax Free Bond Fund
Year Ended February 29, 2008	$10.61	$0.31	(g)	$(0.23)	$0.08	$(0.31)	$—	$(0.31)
Year Ended February 28, 2007	10.62	0.32	(g)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 to February 28, 2006 (e)	10.79	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	10.98	0.31		(0.15)	0.16	(0.31)	(0.04)	(0.35)
December 31, 2003 (f) to August 31, 2004	11.10	0.21	(g)	(0.12)	0.09	(0.21)	—	(0.21)

New York Tax Free Bond Fund
Year Ended February 29, 2008	7.06	0.21	(g)	(0.14)	0.07	(0.21)	—	(0.21)
Year Ended February 28, 2007	7.09	0.21	(g)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (e)	7.20	0.10		(0.10)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.19		(0.12)	0.07	(0.17)	(0.11)	(0.28)
Year Ended August 31, 2004	7.36	0.20		0.15	0.35	(0.19)	(0.11)	(0.30)
Year Ended August 31, 2003	7.46	0.20	(g)	(0.10)	0.10	(0.20)	— (h)	(0.20)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(j)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.38	0.74%(i)	$6,091	1.43%	2.94%	1.43%		18%
10.61	2.99	7,550	1.43	3.02	1.43		19
10.62	0.20	10,023	1.43	3.01	1.44		6
10.79	1.47	10,845	1.43	2.95	1.43		28
10.98	0.85	22	1.50	2.86	13.40	(j)	65

6.92	1.01	8,889	1.45	3.02	1.45		17
7.06	2.60	11,273	1.45	2.95	1.45		11
7.09	(0.10)	16,125	1.47	2.62	1.47		5
7.20	1.08	18,416	1.50	2.42	1.53		25
7.41	4.73	22,699	1.55	2.52	1.62		30
7.36	1.34	25,037	1.55	2.64	1.57		38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Year Ended February 29, 2008	$10.34	$0.33	(g)	$(0.32)	$0.01	$(0.33)	$—	$(0.33)
Year Ended February 28, 2007	10.34	0.32		0.01	0.33	(0.33)	—	(0.33)
September 1, 2005 to February 28, 2006 (e)	10.44	0.16		(0.09)	0.07	(0.15)	(0.02)	(0.17)
February 19, 2005 (f) to August 31, 2005	10.55	0.17		(0.09)	0.08	(0.19)	—	(0.19)

Intermediate Tax Free Bond Fund
Year Ended February 29, 2008	10.59	0.31	(g)	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended February 28, 2007	10.60	0.32	(g)	(0.01)	0.31	(0.32)	— (h)	(0.32)
September 1, 2005 to February 28, 2006 (e)	10.77	0.16		(0.13)	0.03	(0.16)	(0.04)	(0.20)
Year Ended August 31, 2005	11.01	0.31		(0.19)	0.12	(0.32)	(0.04)	(0.36)
December 31, 2003 (f) to August 31, 2004	11.10	0.21	(g)	(0.09)	0.12	(0.21)	—	(0.21)

New York Tax Free Bond Fund
Year Ended February 29, 2008	7.05	0.21	(g)	(0.14)	0.07	(0.22)	—	(0.22)
Year Ended February 28, 2007	7.08	0.21	(g)	(0.03)	0.18	(0.21)	—	(0.21)
September 1, 2005 to February 28, 2006 (e)	7.19	0.09		(0.09)	—	(0.10)	(0.01)	(0.11)
Year Ended August 31, 2005	7.41	0.18		(0.11)	0.07	(0.18)	(0.11)	(0.29)
Year Ended August 31, 2004	7.36	0.19		0.16	0.35	(0.19)	(0.11)	(0.30)
January 31, 2003 (f) to August 31, 2003	7.46	0.10	(g)	(0.09)	0.01	(0.11)	— (h)	(0.11)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based upon average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(j)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate (b)
$10.02	0.07%	$1,211	1.10%	3.16%	1.52%		19%
10.34	3.22	147	1.10	3.16	1.51		22
10.34	0.68	147	1.10	2.99	1.59		4
10.44	0.76	107	1.10	2.89	1.53		40

10.36	0.81 (i)	8,199	1.43	2.93	1.43		18
10.59	3.01	3,939	1.43	3.00	1.43		19
10.60	0.23	2,508	1.43	3.00	1.44		6
10.77	1.05	1,774	1.45	2.82	2.21		28
11.01	1.13	82	1.50	2.83	14.81	(j)	65

6.90	0.94	7,609	1.46	3.01	1.46		17
7.05	2.62	1,854	1.45	2.96	1.45		11
7.08	(0.10)	2,197	1.47	2.61	1.47		5
7.19	1.00	2,032	1.50	2.42	1.53		25
7.41	4.73	1,922	1.55	2.52	1.61		30
7.36	0.17	2,000	1.55	2.40	1.57		38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   51

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Year Ended February 29, 2008	$10.38	$0.38	(f)	$(0.31)	$0.07	$(0.38)	$—	$(0.38)
Year Ended February 28, 2007	10.38	0.37		— (g)	0.37	(0.37)	—	(0.37)
September 1, 2005 to February 28, 2006 (e)	10.48	0.18		(0.09)	0.09	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2005	10.77	0.36		(0.13)	0.23	(0.36)	(0.16)	(0.52)
Year Ended August 31, 2004	10.80	0.36		0.22	0.58	(0.37)	(0.24)	(0.61)
Year Ended August 31, 2003	11.07	0.39		(0.23)	0.16	(0.39)	(0.04)	(0.43)

Intermediate Tax Free Bond Fund
Year Ended February 29, 2008	10.64	0.40	(f)	(0.23)	0.17	(0.40)	—	(0.40)
Year Ended February 28, 2007	10.65	0.41	(f)	(0.01)	0.40	(0.41)	— (g)	(0.41)
September 1, 2005 to February 28, 2006 (e)	10.82	0.20		(0.13)	0.07	(0.20)	(0.04)	(0.24)
Year Ended August 31, 2005	11.00	0.40		(0.14)	0.26	(0.40)	(0.04)	(0.44)
Year Ended August 31, 2004	10.93	0.41	(f)	0.15	0.56	(0.41)	(0.08)	(0.49)
Year Ended August 31, 2003	11.15	0.42		(0.15)	0.27	(0.42)	(0.07)	(0.49)

New York Tax Free Bond Fund
Year Ended February 29, 2008	7.06	0.27	(f)	(0.14)	0.13	(0.27)	—	(0.27)
Year Ended February 28, 2007	7.09	0.26	(f)	(0.03)	0.23	(0.26)	—	(0.26)
September 1, 2005 to February 28, 2006 (e)	7.20	0.12		(0.10)	0.02	(0.12)	(0.01)	(0.13)
Year Ended August 31, 2005	7.42	0.23		(0.11)	0.12	(0.23)	(0.11)	(0.34)
Year Ended August 31, 2004	7.37	0.25		0.16	0.41	(0.25)	(0.11)	(0.36)
Year Ended August 31, 2003	7.46	0.26	(f)	(0.09)	0.17	(0.26)	— (g)	(0.26)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$10.07	0.65%		$105,137	0.59%	3.69%	0.77%	19%
10.38	3.65		108,793	0.65	3.60	0.76	22
10.38	0.90		88,688	0.65	3.45	0.85	4
10.48	2.18		80,959	0.65	3.42	0.81	40
10.77	5.57		40,234	0.65	3.42	0.88	43
10.80	1.45		36,000	0.65	3.51	0.84	49

10.41	1.61	(h)	2,429,113	0.59	3.78	0.68	18
10.64	3.84		2,374,148	0.59	3.85	0.68	19
10.65	0.63		2,302,094	0.59	3.84	0.69	6
10.82	2.42		1,668,674	0.62	3.74	0.70	28
11.00	5.19		1,103,996	0.66	3.71	0.73	65
10.93	2.44		1,159,000	0.66	3.73	0.74	56

6.92	1.78		447,877	0.70	3.77	0.70	17
7.06	3.36		474,620	0.70	3.70	0.70	11
7.09	0.25		565,582	0.72	3.38	0.73	5
7.20	1.76		429,803	0.71	3.21	0.72	25
7.42	5.60		394,144	0.72	3.35	0.76	30
7.37	2.32		410,000	0.72	3.48	0.75	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
California Tax Free Bond Fund
Year Ended February 29, 2008	$10.22	$0.38	(f)	$(0.29)	$0.09	$(0.39)	$—	$(0.39)
Year Ended February 28, 2007	10.23	0.39		(0.02)	0.37	(0.38)	—	(0.38)
September 1, 2005 to February 28, 2006 (e)	10.33	0.17		(0.07)	0.10	(0.18)	(0.02)	(0.20)
Year Ended August 31, 2005	10.61	0.42		(0.17)	0.25	(0.37)	(0.16)	(0.53)
Year Ended August 31, 2004	10.64	0.39		0.21	0.60	(0.39)	(0.24)	(0.63)
Year Ended August 31, 2003	10.90	0.41		(0.23)	0.18	(0.40)	(0.04)	(0.44)

Intermediate Tax Free Bond Fund
Year Ended February 29, 2008	10.63	0.41	(f)	(0.23)	0.18	(0.41)	—	(0.41)
Year Ended February 28, 2007	10.64	0.42	(f)	(0.01)	0.41	(0.42)	— (g)	(0.42)
September 1, 2005 to February 28, 2006 (e)	10.81	0.20		(0.12)	0.08	(0.21)	(0.04)	(0.25)
Year Ended August 31, 2005	10.99	0.43		(0.16)	0.27	(0.41)	(0.04)	(0.45)
Year Ended August 31, 2004	10.93	0.43	(f)	0.14	0.57	(0.43)	(0.08)	(0.51)
Year Ended August 31, 2003	11.15	0.43		(0.15)	0.28	(0.43)	(0.07)	(0.50)

New York Tax Free Bond Fund
Year Ended February 29, 2008	7.06	0.28	(f)	(0.14)	0.14	(0.28)	—	(0.28)
Year Ended February 28, 2007	7.09	0.27	(f)	(0.02)	0.25	(0.28)	—	(0.28)
September 1, 2005 to February 28, 2006 (e)	7.20	0.13		(0.10)	0.03	(0.13)	(0.01)	(0.14)
Year Ended August 31, 2005	7.41	0.26		(0.10)	0.16	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2004	7.36	0.26		0.16	0.42	(0.26)	(0.11)	(0.37)
Year Ended August 31, 2003	7.46	0.28	(f)	(0.10)	0.18	(0.28)	— (g)	(0.28)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day of February.

(f)	Calculated based upon average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes a gain incurred resulting from a payment by affiliate. The effect is less than 0.01% on total return.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
				Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$9.92	0.83%		$45,211	0.50%		3.78%	0.62%	19%
10.22	3.75		32,474	0.50		3.77	0.62	22
10.23	0.97		38,042	0.50		3.66	0.71	4
10.33	2.42		26,100	0.50		3.62	0.67	40
10.61	5.76		71,759	0.50		3.62	0.70	43
10.64	1.67		107,000	0.50		3.72	0.66	49

10.40	1.69	(h)	540,011	0.50		3.87	0.53	18
10.63	3.94		472,125	0.50		3.92	0.53	19
10.64	0.67		308,125	0.50		3.93	0.54	6
10.81	2.52		247,373	0.50		3.85	0.56	28
10.99	5.26		384,851	0.50		3.87	0.59	65
10.93	2.60		484,000	0.50		3.89	0.59	56

6.92	2.00		60,281	0.50		3.98	0.55	17
7.06	3.55		91,940	0.51	(i)	3.90	0.55	11
7.09	0.35		112,897	0.50		3.58	0.57	5
7.20	2.11		132,939	0.50		3.42	0.58	25
7.41	5.82		174,207	0.50		3.57	0.61	30
7.36	2.40		229,000	0.50		3.70	0.60	38

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   55

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are 3 separate funds of the Trust (collectively, the “Funds”) covered by this report:

Classes offered
California Tax Free Bond Fund	Class A, Class C, Select Class and Institutional Class
Intermediate Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class
New York Tax Free Bond Fund	Class A, Class B, Class C, Select Class and Institutional Class

Class A Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Select Class and Institutional Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives shall generally be valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ OMX Group, Inc. shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

	Market Value	Percentage
California Tax Free Bond Fund	$3,191	2.0%
Intermediate Tax Free Bond Fund	50,029	1.6
New York Tax Free Bond Fund	3,891	0.6

C. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis

56   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of to be announced (“TBA”), when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

D. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

E. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact on the Funds’ financial statements.

F. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
Intermediate Tax Free Bond Fund	$—		$—	(a)	$—	(a)
New York Tax Free Bond Fund	—	(a)	—		—	(a)

(a) Amount rounds to less than $1,000.

G. Recent Accounting Pronouncements — In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund’s respective average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the year ended February 29, 2008 were as follows (amounts in thousands):

California Tax Free Bond Fund	$6
Intermediate Tax Free Bond Fund	68
New York Tax Free Bond Fund	7

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2008, the annual effective rate was 0.10% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B and Class C Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C
California Tax Free Bond Fund	0.25%	n/a	0.75%
Intermediate Tax Free Bond Fund	0.25	0.75%	0.75
New York Tax Free Bond Fund	0.25	0.75	0.75

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2008, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge	CDSC
California Tax Free Bond Fund	$1	$—
Intermediate Tax Free Bond Fund	12	8
New York Tax Free Bond Fund	21	27

The Distributor waived Distribution fees as outlined in Note 3.F.

D. Shareholder Servicing Fees — The Trust, on behalf of the Funds, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class	Institutional Class
California Tax Free Bond Fund	0.25%	n/a	0.25%	0.25%	0.10%
Intermediate Tax Free Bond Fund	0.25	0.25%	0.25	0.25	0.10
New York Tax Free Bond Fund	0.25	0.25	0.25	0.25	0.10

58   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Select Class		Institutional Class
California Tax Free Bond Fund	0.60%	n/a	1.10%	0.55	%*	0.50%
Intermediate Tax Free Bond Fund	0.75	1.43%	1.43	0.59		0.50
New York Tax Free Bond Fund	0.75	1.55	1.55	0.72		0.50

*	Prior to July 1, 2007 the contractual expense limitation was 0.65%.

The contractual expense limitation agreements were in effect for the year ended February 29, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2008.

For the year ended February 29, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Distribution	Total
California Tax Free Bond Fund	$93	$80	$97	$5	$275
Intermediate Tax Free Bond Fund	—	80	2,366	—	2,446
New York Tax Free Bond Fund	—	—	187	—	187

The Payment by affiliate amount shown in the Statement of Operations represents a payment received by the Intermediate Tax Free Bond Fund from its Advisor. This payment results from the resolution of a Securities Exchange Commission (“SEC”) inquiry relating to the relationship of Banc One Investment Advisors Corporation (“BOIA”) (now known as JPMorgan Investment Advisors Inc. (“JPMIA”)) with The One Group Services Company (“TOGSC”), a wholly owned subsidiary of BISYS Group, Inc., in connection with TOGSC’s provision of administration services for the Fund. TOGSC served as the Intermediate Tax Free Bond Fund’s or its predecessor’s Administrator until November 2000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the year, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the year ended February 29, 2008, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
California Tax Free Bond Fund	$39,253	$29,027
Intermediate Tax Free Bond Fund	625,344	511,396
New York Tax Free Bond Fund	103,944	108,467

During the year ended February 29, 2008, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$161,257	$2,356	$3,154	$(798)
Intermediate Tax Free Bond Fund	3,015,508	58,770	42,093	16,677
New York Tax Free Bond Fund	600,895	15,083	5,751	9,332

For the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to income recognition for securities acquired in transfer-in-kind.

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
California Tax Free Bond Fund	$24	$—	$24	$5,706	$5,730
Intermediate Tax Free Bond Fund	247	—	—	112,250	112,497
New York Tax Free Bond Fund	—	—	—	23,511	23,511

The tax character of distributions paid during the fiscal year ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
California Tax Free Bond Fund	$—	$—	$—	$5,261	$5,261
Intermediate Tax Free Bond Fund	388	361	749	108,486	109,235
New York Tax Free Bond Fund	—	—	—	25,325	25,325

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Tax Exempt Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
California Tax Free Bond Fund	$341	$(462)	$(798)
Intermediate Tax Free Bond Fund	7,821	1,114	16,677
New York Tax Free Bond Fund	1,280	(2,769)	9,332

For the Funds, the cumulative timing differences primarily consist of distributions payable and income recognition for securities acquired in transfer-in-kind.

60   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

As of February 29, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	2015	2016	Total
California Tax Free Bond Fund	$367	$95	$462
New York Tax Free Bond Fund	2,291	478	2,769

During the year ended February 29, 2008, the Intermediate Tax Free Bond Fund utilized capital loss carryforwards of approximately $1,095,000.

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II (“JPM II”) and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility as of February 29, 2008. Average borrowings from the Facility for the year ended February 29, 2008 were as follows (amounts in thousands):

	Average Borrowings	Number of Days Used	Interest Paid
California Tax Free Bond Fund	$1,270	9	$2
New York Tax Free Bond Fund	3,242	40	17

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statements of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. California Tax Free Bond Fund and New York Tax Free Bond Fund primarily invest in issuers in the States of California and New York, respectively. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. Issuances backed by bond insurers may be impacted by changes to bond insurers’ ratings.

8. Legal Matters

Prior to becoming an affiliate of JPMorgan, on June 29, 2004, BOIA, now known as JPMIA, entered into agreements with the SEC and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA which were series of One Group Mutual Funds, possible late trading of certain of these funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which is being distributed to certain current and former shareholders of certain funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds which were series of One Group Mutual Funds (now known as JPM II) in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   61

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (the former distributor of One Group Mutual Funds), certain officers of One Group Mutual Funds and BOIA, and certain current and former Trustees of One Group Mutual Funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against One Group Mutual Funds and current and former trustees were dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

JPMorgan Intermediate Tax Free Bond Fund will be reimbursed for all costs associated with these matters to ensure that they incur no expense as it relates to the matters described above. A portion of these reimbursements may be from related parties.

9. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

62   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of JPMorgan Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Tax Free Bond Fund, JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (each a portfolio of JPMorgan Trust I, hereafter collectively referred to as the “Funds”) at February 29, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   63

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	145	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

64   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	145	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except Mr. Reid for whom it is age 78.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (145 funds).

(3)	Roland R. Eppley, Jr. retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   65

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Elizabeth A. Davin (1964),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to February 14, 2008, Ms. Davin was an Assistant Secretary.

66   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
California Tax Free Bond Fund
Class A
Actual	$1,000.00	$1,004.20	$2.99	0.60%
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class C
Actual	1,000.00	1,001.10	5.47	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Select Class
Actual	1,000.00	1,004.60	2.74	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
Institutional Class
Actual	1,000.00	1,004.90	2.49	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Intermediate Tax Free Bond Fund
Class A
Actual	1,000.00	1,010.90	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class B
Actual	1,000.00	1,006.70	7.13	1.43
Hypothetical	1,000.00	1,017.75	7.17	1.43
Class C
Actual	1,000.00	1,008.00	7.14	1.43
Hypothetical	1,000.00	1,017.75	7.17	1.43

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   67

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Select Class
Actual	$1,000.00	$1,011.90	$2.95	0.59%
Hypothetical	1,000.00	1,021.93	2.97	0.59
Institutional Class
Actual	1,000.00	1,012.30	2.50	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

New York Tax Free Bond Fund
Class A
Actual	1,000.00	1,011.30	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class B
Actual	1,000.00	1,009.00	7.24	1.45
Hypothetical	1,000.00	1,017.65	7.27	1.45
Class C
Actual	1,000.00	1,008.20	7.29	1.46
Hypothetical	1,000.00	1,017.60	7.32	1.46
Select Class
Actual	1,000.00	1,011.40	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Institutional Class
Actual	1,000.00	1,012.60	2.50	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

68   JPMORGAN TAX FREE FUNDS        FEBRUARY 29, 2008

TAX LETTER
(Unaudited)

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns for the calendar year ending December 31, 2008 will be received under separate cover.

The following represents the percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 29, 2008:

Exempt Distributions Paid
California Tax Free Bond Fund	99.58%
Intermediate Tax Free Bond Fund	100.00
New York Tax Free Bond Fund	100.00

FEBRUARY 29, 2008        JPMORGAN TAX FREE FUNDS   69

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JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

ANNUAL REPORT FEBRUARY 29, 2008

JPMorgan Funds

Income

Funds

JPMorgan Bond Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Enhanced Income Fund
JPMorgan Real Return Fund
JPMorgan Short Term Bond Fund
JPMorgan Short Term Bond Fund II
JPMorgan Strategic Income Fund

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Bond Fund	2
JPMorgan Emerging Markets Debt Fund	4
JPMorgan Enhanced Income Fund	6
JPMorgan Real Return Fund	8
JPMorgan Short Term Bond Fund	10
JPMorgan Short Term Bond Fund II	12
JPMorgan Strategic Income Fund	14
Schedules of Portfolio Investments	16
Financial Statements	88
Financial Highlights	110
Notes to Financial Statements	128
Report of Independent Registered Public Accounting Firm	140
Trustees	141
Officers	143
Schedule of Shareholder Expenses	144
Tax Letter	147

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Income Funds for the 12-month period ended February 29, 2008. Inside, you’ll find in-depth information on certain of the Funds along with reports from the portfolio managers.

“Despite market volatility, disarray
in the credit and sub-prime
mortgage markets, increased risk
aversion and decelerating economic
growth, the U.S. taxable bond
market significantly outperformed
the stock market, with higher-
quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned –3.60%.

The risk aversion in U.S. markets was absent from the foreign stage, as emerging-market bonds continued to perform well. In addition, fixed income returns in developed markets offered strong returns in the period. In general, government bond markets continued to make progress due to the weakening outlook for equities in the face of an economic slowdown. Despite the decelerating economy, there was a spike in headline consumer price index inflation data, caused by strong commodity prices (particularly food and oil), which was most notable in the United States and euro zone.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector (non-treasury segments) yields began increasing due to unease about credit quality in the leveraged and sub-investment-grade loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Reduced liquidity in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility. In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, and the credit ratings of several monoline insurers suffered, further depressing market sentiment.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Federal Reserve (Fed) adopted an easing campaign, while the federal government announced a stimulus plan that would send rebate checks to millions of U.S. homes.

The Fed’s actions cut interest rates by 225 basis points during the period and pushed money market yields lower throughout the year. The fed funds target ended the 12-month period at 3.00%.

The Fed’s rate cuts resulted from a shift in sentiment regarding economic growth and inflation, with the central bank’s latest policy statements indicating a greater concern about a slowing economy than the potential for rising inflation. Previously, the Fed had stated that inflation was the greater threat and the reason it kept the fed funds target unchanged at 5.25% from June 29, 2006, through September 18, 2007.

U.S. Treasury yields

As the period progressed, the government segments of the fixed income market provided more stability for investors than the volatile stock market and spread sectors (non-Treasury segments) of the bond market. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield securities were the worst, as investors scaled back their appetites for risk.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   1

JPMorgan Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	July 26, 1993
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$1,679,550
Primary Benchmark	Lehman Brothers U.S. Aggregate Index
Average Credit Quality	AA–
Duration	4.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Bond Fund, which seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity,* returned –0.46%** (Institutional Class Shares) for the 12 months ended February 29, 2008, compared to the 7.30% return for the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in asset-backed securities (ABS). Concerns surrounding sub-prime write-downs, questionable monoline insurance and negative ratings actions caused spreads across the entire ABS sector to widen dramatically. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The specific ABS we selected, which were slightly more volatile than those represented in the benchmark, combined with an overweight in the ABS sector detracted from relative performance. An overweight in mortgage-backed securities also detracted from performance, as spreads throughout the mortgage market widened due to liquidity concerns, higher volatility and general risk aversion. Similarly, the Fund’s investment-grade corporate and high-yield allocations hurt returns. Spreads on investment-grade corporate bonds, in general, widened. As concerns about the credit market increased and the market’s flight to quality intensified, the high-yield bond market struggled.

On the positive side, the Fund’s yield-curve and duration positioning contributed to performance. These strategies benefited from the yield-curve steepening that occurred as the Federal Reserve continued to cut rates aggressively. The Fund’s performance also benefited from its modest position in Treasuries and agencies, which rallied in the flight-to-quality environment.

Q:	HOW WAS THE FUND MANAGED?

A:	The portfolio management team balanced top-down macroeconomic themes with bottom-up security selection and interest rate management. The Fund also allocated its investments to extended sectors, such as emerging market and high-yield debt.

LONG POSITIONS PORTFOLIO COMPOSITION***

Corporate Bonds	32.3%
Collateralized Mortgage Obligations	24.9
Mortgage Pass-Through Securities	19.6
Asset-Backed Securities	8.3
Foreign Government Securities	4.7
Commercial Mortgage-Backed Securities	3.3
Options Purchased	2.0
U.S. Treasury Obligations	1.3
Others (each less than 1.0%)	2.0
Short-Term Investments	1.6

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total long investments as of February 29, 2008. The Fund’s composition is subject to change.

2   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		(0.60)%	3.05%	4.86%
With Sales Charge*		(4.37)	2.27	4.46
CLASS B SHARES	9/10/01
Without CDSC		(1.36)	2.27	4.30
With CDSC**		(6.36)	1.90	4.30
CLASS C SHARES	3/31/03
Without CDSC		(1.33)	2.37	4.36
With CDSC***		(2.33)	2.37	4.36
SELECT CLASS SHARES	9/10/01	(0.60)	3.07	4.85
INSTITUTIONAL CLASS SHARES	7/26/93	(0.46)	3.24	5.03
ULTRA SHARES	9/10/01	(0.34)	3.34	5.14

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on July 26, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the U.S. Fixed Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class, Class A and Class B Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A and Class B Shares (during this period, therefore, the performance of Class A and Class B Shares would have been lower). The returns for the Ultra Shares prior to their inception date reflect the performance of the Ultra feeder. The historical expenses of the Ultra feeder were similar to those of the Ultra Shares. The returns for Class C Shares prior to inception reflect the historical performance of Class B Shares which has expenses substantially similar to those of Class C Shares.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Bond Fund, the Lehman Brothers U.S. Aggregate Index and the Lipper Intermediate Investment Grade Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Intermediate Investment Grade Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC registered, taxable and dollar denominated. The Lipper Intermediate Investment Grade Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   3

JPMorgan Emerging Markets Debt Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	April 17, 1997
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$300,722
Primary Benchmark	JPMorgan Emerging Markets Bond Index Global
Average Credit Quality	BB+
Duration	6.9 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Emerging Markets Debt Fund, which seeks to provide high total return from a portfolio of fixed income securities of emerging markets issuers,* returned 4.48%** (Select Class Shares) for the 12 months ended February 29, 2008, compared to the 5.51% return for the JPMorgan Emerging Markets Bond Index Global for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period, as spreads widened in the Fund’s emerging markets holdings. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. Concerns about recession in the U.S. economy and the health of the financial sector continued to weigh on these markets. In particular, the Fund’s positions in Venezuela, Argentina and the Ukraine detracted from performance. In Venezuela, continued high oil prices couldn’t offset the effects of political volatility ahead of a constitutional referendum, leading to a sell-off in the bond market. The Fund’s overweight in Venezuela compounded the impact. Overall, higher-volatility credits, including our Argentinean position, underperformed the market as a whole. On the positive side, the Fund’s underweight in Turkey contributed to performance. In addition, security selection in Brazil and Uruguay helped returns. Although unrest in the U.S. credit markets had an influence on emerging market debt, it did not alter the emerging market’s fundamentals. In particular, commodity prices continued to reach new highs, supporting the trade balance of most emerging market economies.

Q:	HOW WAS THE FUND MANAGED?

A:	Although we remained optimistic toward the long-term outlook of emerging markets countries, we pursued our fundamental investment process with caution, given the volatility in the market. We continued to rely on our sector-specialist teams to identify relative-value security selection opportunities in an effort to overweight undervalued issues and underweight overvalued issues. Throughout the one-year period, we positioned the Fund with a bias toward countries with the potential to be strongly insulated from a higher-rate environment, including those we believed unlikely to require current financing. We also favored commodity-exporting countries and those with trade surpluses.

PORTFOLIO COMPOSITION***

Foreign Government Securities	73.6%
Corporate Bonds	20.1
U.S. Treasury Obligations	2.2
Others (each less than 1.0%)	0.8
Short-Term Investment	3.3

SUMMARY OF INVESTMENTS BY COUNTRY***

Russia	14.4%
Brazil	13.0
Venezuela	10.4
Argentina	10.0
Ukraine	7.1
United States	5.5
Turkey	5.4
Philippines	3.8
Colombia	3.4
Mexico	3.3
Dominican Republic	3.0
Guatemala	2.9
Indonesia	2.7
Peru	2.4
Egypt	1.8
Costa Rica	1.4
Chile	1.4
Uruguay	1.2
El Salvador	1.1
Trinidad & Tobago	1.1
Ghana	1.1
Others (each less than 1.0%)	3.6

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

4   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	6/30/06
Without Sales Charge		4.22%	13.84%	10.80%
With Sales Charge*		0.31	12.98	10.39
CLASS C SHARES	6/30/06
Without CDSC		3.63	13.65	10.71
With CDSC**		2.63	13.65	10.71
CLASS R5 SHARES***	5/15/06	4.67	14.03	10.90
SELECT CLASS SHARES	4/17/97	4.48	13.95	10.86

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

***	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The returns for the Class A and Class C Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of the Class A and Class C Shares would have been lower than shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R5 Shares prior to their inception date are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Emerging Markets Debt Fund, the JPMorgan Emerging Markets Bond Index Global and the Lipper Emerging Markets Debt Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the JPMorgan Emerging Markets Bond Index Global does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Emerging Markets Debt Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The JPMorgan Emerging Markets Bond Index Global is a broad-based, unmanaged index which tracks total return for external currency denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The index is administered by JPMorgan Securities Inc., an affiliate of the advisor. The Lipper Emerging Markets Debt Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations. The Fund is also subject to the additional risk of nondiversified “regional” fund investing.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   5

JPMorgan Enhanced Income Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	November 30, 2001
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$103,178
Primary Benchmark	Merrill Lynch USD LIBOR 3 Month Constant Maturity Index
Average Credit Quality	AA
Duration	0.1 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Enhanced Income Fund, which seeks to provide high current income consistent with principal preservation,* returned –2.53%** (Institutional Class Shares) for the 12 months ended February 29, 2008, compared to the 5.74% return for the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in asset-backed securities (ABS). Concerns surrounding sub-prime writedowns, questionable monoline insurance and negative ratings actions caused spreads on all ABS to widen dramatically. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The Fund’s exposure to certain sub-prime ABS securities performed poorly even though most had quality ratings of AAA and AA. An overweight in mortgage-backed securities also detracted from performance, as spreads widened throughout the sector due to liquidity concerns, higher volatility and general risk aversion. Similarly, the Fund’s investment-grade corporate allocation also hindered performance, as spreads generally widened. On the positive side, the Fund’s performance benefited from hedging strategies we implemented to manage the risks associated with spread-widening in the mortgage-backed securities and collateralized mortgage obligation markets.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection, using interest rate management. We also attempted to utilize allocations in a broad range of sectors and tactically manage duration. The Fund typically maintained a duration of 1.5 years or less.

LONG POSITIONS PORTFOLIO COMPOSITION***

Corporate Bonds	24.8%
Asset-Backed Securities	18.7
Collateralized Mortgage Obligations	14.1
Mortgage Pass-Through Securities	5.2
Commercial Mortgage-Backed Securities	1.7
Others (each less than 1.0%)	1.5
Short-Term Investments	34.0

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total long investments as of February 29, 2008. The Fund’s composition is subject to change.

6   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
INSTITUTIONAL CLASS SHARES	11/30/01	(2.53)%	1.78%	1.81%

LIFE OF FUND PERFORMANCE (11/30/01 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2001.

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Enhanced Income Fund and the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index from November 30, 2001 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch USD LIBOR 3 Month Constant Maturity Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of securities included in the benchmark. The Merrill Lynch USD LIBOR 3 Month Constant Maturity Index is an unmanaged index of 3 month constant maturity dollar-denominated deposits derived from interest rates on the most recent available dollar denominated deposits. LIBOR is an abbreviation for the “London Interbank Offered Rate”. Similar to the Fed Funds Rate, it represents the rate at which banks are willing to loan each other reserves. The LIBOR is an average of the rate charged on dollar-denominated deposits traded between banks in London. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   7

JPMorgan Real Return Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	September 1, 2005
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$77,695
Primary Benchmark	Lehman Brothers U.S. TIPS Index
Average Credit Quality	AAA
Duration	7.7 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Real Return Fund, which seeks to maximize inflation protected return,* returned 12.16%** (Select Class Shares) for the 12 months ended February 29, 2008, compared to the 14.88% return for the Lehman Brothers U.S. TIPS Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its exposure to mortgage-backed securities (MBS) and asset-backed securities (ABS). In particular, an overweight in MBS detracted from performance, as spreads throughout the mortgage market widened in the wake of liquidity concerns, higher volatility and general risk aversion. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. Spreads also widened dramatically for the Fund’s ABS, which hurt returns as the ABS market responded to news of sub-prime write-downs, questionable monoline insurance and ratings downgrades. The specific ABS we selected, which were slightly more volatile than those represented in the benchmark, combined with an overweight in the ABS sector detracted from relative performance.

On the positive side, an overweight in Treasury Inflation-Protected Securities (TIPS) contributed to performance. TIPS outperformed on expectations of rising inflation. Increased commodity and food prices, and strong demand for government securities stemming from recession fears and waning liquidity fueled inflation fears. In addition, the Fund’s yield-curve and duration positioning were beneficial to performance. These strategies benefited from the yield-curve steepening that occurred as the Federal Reserve continued to cut rates aggressively.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to seek opportunistic, relative-value investments in inflation-linked (TIPS) and non-inflation linked securities, domestically and globally. We balanced top-down macroeconomic themes with bottom-up security selection. In addition, we employed interest rate management as part of our investment and risk management strategy.

LONG POSITIONS PORTFOLIO COMPOSITION***

U.S. Treasury Obligations	72.3%
Mortgage Pass-Through Securities	13.0
Collateralized Mortgage Obligations	5.1
Options Purchased	1.7
Corporate Bonds	1.6
Asset-Backed Securities	1.5
Others (each less than 1.0%)	0.6
Short-Term Investments	4.2

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total long investments as of February 29, 2008. The Fund’s composition is subject to change.

8   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	SINCE INCEPTION
CLASS A SHARES	9/1/05
Without Sales Charge		11.83%	5.00%
With Sales Charge*		7.67	3.40
CLASS C SHARES	9/1/05
Without CDSC		11.24	4.45
With CDSC**		10.24	4.45
SELECT CLASS SHARES	9/1/05	12.15	5.28
INSTITUTIONAL CLASS SHARES	9/1/05	12.32	5.44

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/1/05 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 1, 2005.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Real Return Fund, Lehman Brothers U.S. TIPS Index and Lipper Treasury Inflation Protected Securities Funds Index from September 1, 2005 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month preceding the Fund’s inception. The performance of the Lehman Brothers U.S. TIPS Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Treasury Inflation Protected Securities Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. TIPS Index represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity, and, as a portion of the index, total a minimum amount outstanding of 100 million U.S. dollars. The Lipper Treasury Inflation Protected Securities Funds Index is an index based on total returns of the 30 largest mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Class Shares have a minimum investment of $1,000,000 and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   9

JPMorgan Short Term Bond Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	September 13, 1993
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$1,071,994
Primary Benchmark	Merrill Lynch 1–3 Year Treasury Index
Average Credit Quality	AA
Duration	1.8 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund, which seeks to provide high total return, consistent with low volatility of principal,* returned 1.73%** (Institutional Class Shares) for the 12 months ended February 29, 2008, compared to the 9.17% return for the Merrill Lynch 1–3 Year Treasury Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in asset-backed securities (ABS). Concerns surrounding sub-prime writedowns, questionable monoline insurance and negative ratings actions caused spreads on all ABS to widen dramatically. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The Fund’s exposure to certain sub-prime ABS securities performed poorly, even though most had quality ratings of AAA and AA. The Fund’s allocation to investment-grade corporate bonds also detracted from performance, as spreads on these securities generally widened. The Fund’s position in commercial mortgage-backed securities also suffered from sector-wide spread-widening, stemming from continued economic uncertainty and general risk aversion.

On the positive side, the Fund’s performance benefited from hedging strategies we implemented to manage the risks associated with corporate spread-widening. The Fund also benefited from favorable yield-curve and duration positioning, as the yield curve steepened during the period due to the Federal Reserve’s aggressive rate cuts.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection. In addition, we employed interest rate management as part of our investment and risk management strategies.

LONG POSITIONS PORTFOLIO COMPOSITION***

Corporate Bonds	28.7%
Asset-Backed Securities	17.5
U.S. Treasury Obligations	13.4
Mortgage Pass-Through Securities	12.2
U.S. Government Agency Securities	9.0
Collateralized Mortgage Obligations	7.8
Commercial Mortgage-Backed Securities	7.3
Options Purchased	1.0
Others (each less than 1.0%)	0.2
Short-Term Investments	2.9

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total long investments as of February 29, 2008. The Fund’s composition is subject to change.

10   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		1.37%	1.99%	3.82%
With Sales Charge*		(0.92)	1.53	3.58
SELECT CLASS SHARES	9/10/01	1.58	2.19	3.96
INSTITUTIONAL CLASS SHARES	9/13/93	1.73	2.42	4.22

*	Sales Charge for Class A Shares is 2.25%

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 13, 1993 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Short Term Bond Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Short Term Bond Fund, the Merrill Lynch 1–3 Year Treasury Index and the Lipper Short Investment Grade Bond Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Merrill Lynch 1–3 Year Treasury Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Merrill Lynch 1–3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. The Lipper Short Investment Grade Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   11

JPMorgan Short Term Bond Fund II

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	November 30, 1990
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$249,797
Primary Benchmark	Lehman Brothers 1–3 Year U.S. Government Bond Index
Average Credit Quality	AA
Duration	1.6 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Short Term Bond Fund II, which seeks a high level of income, consistent with preservation of capital,* returned 3.14%** (Select Class Shares) for the 12 months ended February 29, 2008, compared to the 8.86% return for the Lehman Brothers 1–3 Year U.S. Government Bond Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocation in asset-backed securities (ABS). Concerns surrounding sub-prime writedowns, questionable monoline insurance and negative ratings actions caused spreads on all ABS to widen dramatically. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The Fund’s exposure to certain sub-prime ABS securities performed poorly, even though most had quality ratings of AAA and AA. The Fund’s allocation in investment-grade corporate bonds also experienced spread-widening, as the entire sector fell victim to worries surrounding monoline insurers, commercial real estate and macroeconomic weakness. In addition, the Fund’s holdings in commercial mortgage-backed securities (CMBS) detracted from performance. Continued economic uncertainty and general risk aversion led to spread widening throughout the CMBS market.

On the positive side, the Fund benefited from its yield-curve and duration strategies, which responded favorably to the period’s yield-curve steepening stemming from the Federal Reserve’s aggressive rate cuts. The Fund also realized positive results from hedging strategies we implemented to protect against the risks associated with spread widening in the collateralized mortgage obligations market.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. We also employed interest rate management as part of our investment and risk management strategies. In addition, we utilized allocations in a broad range of sectors, including emerging market debt, while tactically managing duration.

PORTFOLIO COMPOSITION***

Corporate Bonds	31.1%
Asset-Backed Securities	18.5
Commercial Mortgage-Backed Securities	11.8
Collateralized Mortgage Obligations	10.5
Mortgage Pass-Through Securities	7.6
U.S. Government Agency Securities	7.1
Foreign Government Securities	1.9
Others (each less than 1.0%)	1.6
Short-Term Investments	9.9

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

12   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	5/6/96
Without Sales Charge		2.88%	2.11%	3.74%
With Sales Charge*		0.53	1.64	3.50
CLASS M SHARES	7/1/99
Without Sales Charge		2.53	1.85	3.52
With Sales Charge**		0.99	1.54	3.36
SELECT CLASS SHARES	11/30/90	3.13	2.39	4.04

*	Sales Charge for Class A Shares is 2.25%.

**	Sales Charge for Class M Shares is 1.50%.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class M Shares prior to their inception date are based on the performance of the Class A Shares. The actual returns of the Class M Shares would have been lower than shown because Class M Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of the JPMorgan Short Term Bond Fund II, the Lehman Brothers 1–3 Year U.S. Government Bond Index and the Lipper Short Investment Grade Bond Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestments of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers 1–3 Year U.S. Government Bond Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Short Investment Grade Bond Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers 1–3 Year U.S. Government Bond Index is an unmanaged index composed of all bonds covered by the Government Bond Index with maturities of one to three years. The Lipper Short Investment Grade Bond Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   13

JPMorgan Strategic Income Fund

FUND COMMENTARY
AS OF FEBRUARY 29, 2008 (Unaudited)

FUND FACTS

Fund Inception	March 17, 1997
Fiscal Year End	Last Day of February
Net Assets as of 2/29/2008 (In Thousands)	$15,274
Primary Benchmark	Lehman Brothers U.S. Aggregate Index
Average Credit Quality	AA–
Duration	4.4 Years

Q:	HOW DID THE FUND PERFORM?

A:	The JPMorgan Strategic Income Fund, which seeks to provide high total return primarily from a portfolio of fixed income investments of foreign and domestic issuers and counterparties,* returned 0.53%** (Institutional Class Shares) for the 12 months ended February 29, 2008, compared to the 7.30% return for the Lehman Brothers U.S. Aggregate Index for the same period.

Q:	WHY DID THE FUND PERFORM THIS WAY?

A:	The Fund underperformed its benchmark for the period due primarily to its allocations in asset-backed securities (ABS) and mortgage-backed securities (MBS).

Concerns surrounding sub-prime write-downs, questionable monoline insurance and ratings downgrades caused spreads to widen dramatically across the entire ABS sector. Generally, when spreads of a particular group of securities widen, prices fall, yields increase and total returns decline relative to comparable-duration U.S. Treasuries. The specific ABS we selected, which were slightly more volatile than those represented in the benchmark, combined with an overweight in the ABS sector detracted from relative performance. An overweight in MBS also detracted from performance, as spreads throughout the mortgage market widened due to liquidity concerns, higher volatility and general risk aversion. Similarly, the Fund’s investment-grade corporate bond allocation hurt returns, as spreads on investment-grade corporate bonds, in general, widened.

On the positive side, our yield-curve and duration positioning contributed to performance. These strategies benefited from the yield-curve steepening that occurred as the Federal Reserve continued to cut rates aggressively. The Fund’s performance also gained from its modest position in U.S. Treasuries and agencies, which rallied in the flight-to-quality environment.

Q:	HOW WAS THE FUND MANAGED?

A:	We continued to balance top-down macroeconomic themes with bottom-up security selection across a global set of opportunities. In addition, we employed interest-rate-management strategies, including allocations to actively managed higher-volatility sectors.

LONG POSITIONS PORTFOLIO COMPOSITION***

Mortgage Pass-Through Securities	26.0%
Corporate Bonds	24.3
Foreign Government Securities	11.3
Collateralized Mortgage Obligations	6.5
Private Placements	6.1
U.S. Treasury Obligations	5.4
Asset-Backed Securities	2.8
Commercial Mortgage Backed Securities	2.0
Others (each less than 1.0%)	0.8
Short-Term Investments	14.8

LONG POSITIONS SUMMARY OF
INVESTMENTS BY COUNTRY***

United States	78.4%
Russia	2.5
Mexico	2.0
Dominican Republic	1.9
Luxembourg	1.9
United Kingdom	1.8
Iceland	1.7
Ghana	1.6
Cayman Islands	1.0
Others (each less than 1.0%)	7.2

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights which reflect adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.

***	Percentages indicated are based upon total long investments as of February 29, 2008. The Fund’s composition is subject to change.

14   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2008

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	9/10/01
Without Sales Charge		0.02%	4.78%	4.30%
With Sales Charge*		(3.73)	3.98	3.91
CLASS B SHARES	2/19/05
Without CDSC		(0.41)	4.47	4.15
With CDSC**		(5.41)	4.13	4.15
CLASS C SHARES	2/19/05
Without CDSC		(0.39)	4.48	4.15
With CDSC***		(1.39)	4.48	4.15
SELECT CLASS SHARES	9/10/01	0.38	5.04	4.50
INSTITUTIONAL CLASS SHARES	3/17/97	0.53	5.33	4.82

*	Sales Charge for Class A Shares is 3.75%.

**	Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 2% CDSC for the five year period and 0% CDSC thereafter.

***	Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (2/28/98 TO 2/29/08)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111. Effective June 16, 2006, the Fund’s investment objective and strategies changed. The Fund’s past performance would have been different if the Fund was managed using the current objective and strategies.

The Fund commenced operations on March 17, 1997 and prior to September 7, 2001 operated in a master feeder structure. The returns for the Institutional Class Shares prior to September 7, 2001 reflect the performance of the institutional feeder of the Global Strategic Income Portfolio, whose historical expenses were substantially similar to those of the Institutional Class Shares. The returns for the Select Class and Class A Shares prior to their inception date reflect the performance of the retail feeder. The historical expenses of the retail feeder are substantially similar to those of the Select Class Shares and lower than the expenses of the Class A Shares (during this period, therefore, the performance of Class A Shares would have been lower). Returns for Class B and Class C Shares prior to inception dates are based on the performance of Class A Shares which has lower expenses to those of Class B and Class C Shares (during this period, therefore, the performance of Class B and Class C Shares would have been lower).

The graph illustrates comparative performance for $3,000,000 invested in the Institutional Class Shares of the JPMorgan Strategic Income Fund, the Lehman Brothers U.S. Aggregate Index and the Lipper Multi-Sector Income Funds Index from February 28, 1998 to February 29, 2008. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the Lehman Brothers U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Multi-Sector Income Funds Index includes expenses associated with mutual funds, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Lehman Brothers U.S. Aggregate Index is an unmanaged index that represents securities that are SEC registered, taxable and dollar denominated. The Lipper Multi-Sector Income Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   15

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 118.3%
	Asset-Backed Securities — 10.2%
5,000	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, FRN, 3.32%, 04/25/36 (m)	4,386
923	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.62%, 02/15/12 (e) (m)	921
1,450	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 3.35%, 11/15/11 (m)	1,390
	Capital One Auto Finance Trust,
1,243	Series 2004-A, Class A4, FRN, 3.22%, 03/15/11 (m)	1,240
8,000	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	7,799
	Capital One Prime Auto Receivables Trust,
1,500	Series 2005-1, Class A4, FRN, 3.14%, 04/15/11 (m)	1,493
4,963	Series 2007-1, Class A2, 5.43%, 02/15/10 (m)	5,004
	Carmax Auto Owner Trust,
5,000	Series 2006-1, Class A4, 5.41%, 06/15/11 (m)	5,165
5,000	Series 2007-1, Class A4, 5.24%, 06/15/12 (m)	5,176
	Citibank Credit Card Issuance Trust,
1,555	Series 2004-A8, Class A8, 4.90%, 12/12/16 (m)	1,560
1,145	Series 2005-A9, Class A9, 5.10%, 11/20/17 (m)	1,147
9,950	Series 2006-C4, Class C4, FRN, 4.44%, 01/09/12 (m)	9,319
	Citigroup Mortgage Loan Trust, Inc.,
1,300	Series 2003-HE3, Class A, FRN, 3.52%, 12/25/33 (m)	1,075
5,122	Series 2007-AHL2, Class A3A, FRN, 3.21%, 05/25/37 (m)	4,903
600	CNH Equipment Trust, Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	601
	Countrywide Asset Backed Certificates,
4,133	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	3,854
18	Series 2004-1, Class 3A, FRN, 3.42%, 04/25/34 (m)	16
1,320	Series 2004-1, Class M1, FRN, 3.64%, 03/25/34 (m)	1,162
1,080	Series 2004-1, Class M2, FRN, 3.69%, 03/25/34 (m)	937
511	Series 2005-3, Class AF3, VAR, 4.82%, 09/25/31 (m)	511
940	Series 2005-11, Class AF3, VAR, 4.78%, 02/25/36 (m)	889
	Countrywide Home Equity Loan Trust,
282	Series 2004-I, Class A, FRN, 3.41%, 05/15/29 (m)	257
336	Series 2004-K, Class 2A, FRN, 3.42%, 11/15/29 (m)	298
49	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, SUB, 5.46%, 01/25/36 (m)	49
	Ford Credit Auto Owner Trust,
1,210	Series 2006-B, Class A2A, 5.42%, 07/15/09 (m)	1,213
5,000	Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	5,110
4,000	Series 2007-A, Class A2A, 5.42%, 04/15/10 (m)	4,045
728	GE Equipment Small Ticket LLC, Series 2005-1A, Class A3, 4.38%, 07/22/09 (e) (m)	731
	GSAMP Trust,
17	Series 2004-OPT, Class A1, FRN, 3.48%, 11/25/34 (m)	15
1,194	Series 2005-WMC2, Class A2B, FRN, 3.40%, 11/25/35 (m)	1,172
10,000	Harley-Davidson Motorcycle Trust, Series 2007-1, Class A3, 5.22%, 03/15/12 (m)	10,230
6,412	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 3.82%, 10/20/14 (e) (i)	5,817
1,465	Home Equity Asset Trust, Series 2005-8, Class M2, FRN, 3.59%, 02/25/36 (m)	1,129
5,000	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 3.33%, 01/25/36 (m)	4,156
	K2 (USA) LLC,
8,000	Series 2, VAR, 5.61%, 02/15/11 (f) (i) (s) (v)	1,786
9,000	Series 2007-2D, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	2,009
8,500	Series 2007-2I, VAR, 5.81%, 02/15/10 (f) (i) (s) (v)	1,897
9,000	Series 2007-2J, VAR, 5.81%, 02/15/11 (f) (i) (s) (v)	2,009
2,500	VAR, 5.62%, 02/15/10 (f) (i) (s) (v)	558
1,074	Lehman XS Trust, Series 2005-7N, Class 1A1A, FRN, 3.41%, 11/25/35 (m)	923
3,100	Links Finance LLC, FRN, 5.24%, 09/15/08 (e) (f) (i) (s)	930
	Long Beach Mortgage Loan Trust,
2,000	Series 2003-4, Class M1, FRN, 3.82%, 08/25/33 (m)	1,723
2,030	Series 2004-1, Class M1, FRN, 3.64%, 02/25/34 (m)	1,831
1,360	Series 2004-1, Class M2, FRN, 3.69%, 02/25/34 (m)	1,202
1,500	Series 2004-3, Class M1, FRN, 3.71%, 07/25/34 (m)	1,316
	MASTR Asset Backed Securities Trust,
3,041	Series 2006-AB1, Class A1, FRN, 3.28%, 02/25/36 (m)	2,980

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Asset-Backed Securities — Continued
5,000	Series 2006-NC1, Class A3, FRN, 3.33%, 01/25/36 (m)	4,585
3,000	MBNA Credit Card Master Note Trust, Series 2001-C2, Class C2, FRN, 4.27%, 12/15/10 (e) (m)	3,000
5,000	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 3.34%, 01/25/37 (m)	4,691
8,000	Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, FRN, 3.27%, 06/25/37 (m)	7,165
	New Century Home Equity Loan Trust,
1,350	Series 2005-1, Class M1, FRN, 3.59%, 03/25/35 (m)	1,223
320	Series 2005-B, Class A2B, FRN, 3.32%, 10/25/35 (m)	318
4,000	Newcastle Mortgage Securities Trust, Series 2006-1, Class A2, FRN, 3.26%, 03/25/36 (m)	3,922
	Option One Mortgage Loan Trust,
507	Series 2003-1, Class A2, FRN, 3.98%, 02/25/33 (m)	470
311	Series 2003-5, Class A2, FRN, 3.46%, 08/25/33 (m)	288
5,307	Series 2007-4, Class 2A1, FRN, 3.23%, 04/25/37 (m)	5,021
2,000	Peco Energy Transition Trust, Series 2000-A, Class A3, 7.63%, 03/01/10 (m)	2,081
2,650	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15 (m)	2,932
	Residential Asset Mortgage Products, Inc.,
3,550	Series 2005-EFC5, Class M1, FRN, 3.54%, 10/01/35 (m)	3,089
1,838	Series 2006-RS1, Class AI2, FRN, 3.37%, 01/25/36 (m)	1,706
	Residential Asset Securities Corp.,
297	Series 2002-KS4, Class AIIB, FRN, 3.64%, 07/25/32 (m)	270
478	Series 2003-KS5, Class AIIB, FRN, 3.72%, 07/25/33 (m)	409
4,870	Series 2005-KS10, Class M1, FRN, 3.55%, 11/25/35 (m)	4,362
540	Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B, FRN, 3.39%, 06/25/36 (m)	538
6,365	Structured Asset Securities Corp., Series 2006-WF2, Class M2, FRN, 3.43%, 07/25/36 (m)	3,020
7,855	Triad Auto Receivables Owner Trust, Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	7,805
	Wachovia Asset Securitization, Inc.,
658	Series 2002-HE2, Class A, FRN, 3.57%, 12/25/32 (m)	621
412	Series 2003-HE3, Class A, FRN, 3.39%, 11/25/33 (m)	370
918	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A2, 5.28%, 04/20/10 (e) (m)	920
	Total Asset-Backed Securities (Cost $212,498)	170,740
	Collateralized Mortgage Obligations — 30.6%
	Agency CMO — 5.7%
	Federal Home Loan Mortgage Corp., REMICS,
392	Series 2508, Class PE, 5.50%, 05/15/28 (m)	394
7,122	Series 2564, Class LS, IF, IO, 4.53%, 01/15/17 (m)	507
3,220	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	268
10,486	Series 2701, Class ST, IF, IO, 3.88%, 08/15/21 (m)	727
1,839	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	36
2,557	Series 2772 Class GI, IO, 5.00%, 11/15/22 (m)	80
6,407	Series 2779, Class SM, IF, IO, 4.03%, 10/15/18 (m)	554
1,916	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	51
24,154	Series 2791, Class SI, IF, IO, 4.03%, 12/15/31 (m)	1,787
19,751	Series 2813, Class SB, IF, IO, 3.93%, 02/15/34 (m)	1,598
15,111	Series 2861, Class GS, IF, IO, 4.08%, 01/15/21 (m)	665
6,162	Series 2891, Class LI, IO, 5.00%, 06/15/24 (m)	248
7,207	Series 2894, Class S, IF, IO, 4.08%, 03/15/31 (m)	568
4,768	Series 2931, Class GA, 5.00%, 11/15/28 (m)	4,882
4,172	Series 2971, Class Pl, IO, 5.50%, 03/15/26 (m)	220
570	Series 2980, Class QB, 6.50%, 05/15/35 (m)	606
7,969	Series 3029, Class S, IF, IO, 4.08%, 08/15/35 (m)	1,011
7,551	Series 3149, Class IU, IO, 6.00%, 09/15/25 (m)	432
15,774	Series 3174, Class SA, IF, IO, 4.58%, 04/15/36 (m)	1,507
28,602	Series 3199, Class AD, 6.50%, 12/15/33 (m)	29,445
46,557	Series 3316, Class SB, IF, IO, 4.08%, 08/15/35 (m)	5,922
	Federal Home Loan Mortgage Corp., STRIPS,
17,254	Series 237, Class S22, IF, IO, 4.03%, 05/15/36 (m)	2,107
4,035	Series 248, Class IO, IO, 5.50%, 07/15/37 (m)	920

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   17

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Agency CMO — Continued
	Federal National Mortgage Association, REMICS,
5,741	Series 2004-61, Class TS, IF, IO, 3.97%, 10/25/31 (m)	342
4,442	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	364
1,590	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	1,631
6,773	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	6,942
17,245	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	17,709
3,289	Series 2007-50, Class CS, IF, 20.02%, 09/25/32 (m)	3,388
40,261	Series 2007-55, Class S, IF, IO, 3.63%, 06/25/37 (m)	3,389
	Federal National Mortgage Association, STRIPS,
2,821	Series 370, Class 2, IO, 6.00%, 06/01/36 (m)	599
5,303	Series 372, Class 2, IO, 6.00%, 08/01/36 (m)	1,121
16,194	Series 378, Class 5, IO, 5.00%, 07/01/36 (m)	3,432
	Federal National Mortgage Association Whole Loan,
156	Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	164
2,050	Series 2003-W6, Class 1A41, 5.40%, 10/25/42 (m)	2,150
	Government National Mortgage Association,
339	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	4
2,184	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	38
		95,808
	Non-Agency CMO — 24.9%
	Adjustable Rate Mortgage Trust,
296	Series 2005-4, Class 7A2, FRN, 3.37%, 08/25/35 (m)	264
1,393	Series 2005-5, Class 6A21, FRN, 3.37%, 09/25/35 (m)	1,216
244	Series 2005-6A, Class 2A1, FRN, 3.45%, 11/25/35 (m)	215
9,885	American Home Mortgage Assets, Series 2006-2, Class 2A1, FRN, 3.33%, 09/25/46 (m)	8,348
2,188	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	2,207
29,551	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.00%, 11/25/36 (m)	28,815
	Countrywide Alternative Loan Trust,
4,207	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	4,003
3,485	Series 2005-51, Class 1A1, FRN, 3.43%, 11/20/35 (m)	3,165
8,598	Series 2006-OA1, Class 2A1, FRN, 3.32%, 03/20/46 (m)	7,000
10,974	Series 2006-OA2, Class A1, FRN, 3.32%, 05/20/46 (m)	9,391
2,972	Series 2006-OA9, Class 1A1, FRN, 3.31%, 07/20/46 (m)	2,502
2,868	Series 2006-OA9, Class 2A1B, FRN, 3.31%, 07/20/46 (m)	2,415
9,360	Series 2006-OA10, Class 3A1, FRN, 3.33%, 08/25/46 (m)	8,106
4,337	Series 2006-OA12, Class A2, FRN, 3.32%, 09/20/46 (m)	3,474
8,899	Series 2006-OA19, Class A1, FRN, 3.29%, 02/20/47 (m)	7,541
23,689	Series 2007-18CB, Class 2A25, 6.00%, 08/25/37 (m)	20,136
11,889	Series 2007-OH1, Class A1D, FRN, 3.35%, 04/25/47 (m)	10,018
7,955	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	7,937
	CS First Boston Mortgage Securities Corp.,
385	Series 2003-29, Class 7A1, 6.50%, 12/25/33 (m)	380
1,825	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	1,845
6,000	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR1, Class 1A2, FRN, 3.35%, 02/25/36 (m)	5,606
8,768	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 3.41%, 10/19/45 (m)	8,090
3,000	Granite Master Issuer plc (United Kingdom), Series 2006-2, Class A4, FRN, 3.93%, 12/20/54 (m)	2,844
	Greenpoint Mortgage Funding Trust,
951	Series 2005-AR4, Class 4A1A, FRN, 3.45%, 10/25/45 (m)	866
12,179	Series 2006-OH1, Class A1, FRN, 3.32%, 01/25/37 (m)	10,781
	Harborview Mortgage Loan Trust,
3,664	Series 2005-3, Class 2A1A, FRN, 3.36%, 06/19/35 (m)	3,442
963	Series 2005-8, Class 1A2A, FRN, 3.45%, 09/19/35 (m)	862
5,068	Series 2005-13, Class 2A11, FRN, 3.40%, 02/19/36 (m)	4,652
2,263	Series 2006-8, Class 2A1A, FRN, 3.30%, 07/21/36 (m)	1,931

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Indymac Index Mortgage Loan Trust,
746	Series 2004-AR7, Class A1, FRN, 3.58%, 09/25/34 (m)	684
735	Series 2005-AR14, Class 2A1A, FRN, 3.44%, 08/25/35 (m)	664
9,419	Series 2006-AR2, Class 1A1A, FRN, 3.36%, 04/25/46 (m)	8,175
23,105	Series 2006-AR2, Class 4A1, VAR, 5.94%, 09/25/36 (m)	23,290
13,014	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.50%, 09/25/37 (m)	13,514
904	Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 3.22%, 05/25/35 (m)	810
4,125	Permanent Master Issuer plc (United Kingdom), Series 2006-1, Class 2A, FRN, 4.30%, 10/17/15 (m)	4,111
	RESI Finance LP (Cayman Islands),
6,325	Series 2003-C, Class B3, FRN, 4.57%, 09/10/35 (e) (m)	5,817
1,211	Series 2003-C, Class B4, FRN, 4.77%, 09/10/35 (e) (m)	1,146
1,342	Series 2003-D, Class B3, FRN, 4.47%, 12/10/35 (e) (m)	1,216
1,942	Series 2003-D, Class B4, FRN, 4.67%, 12/10/35 (e) (m)	1,782
2,298	Series 2005-A, Class B3, FRN, 3.75%, 03/10/37 (e) (m)	1,769
769	Series 2005-A, Class B4, FRN, 3.85%, 03/10/37 (e) (m)	556
	Residential Accredit Loans, Inc.,
849	Series 2005-QO4, Class 2A1, FRN, 3.42%, 12/25/45 (m)	769
6,555	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	6,659
41,059	Residential Funding Mortgage Securities I, Series 2007-S8, Class 1A1, 6.00%, 09/25/37 (m)	40,354
197	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	198
	Structured Asset Mortgage Investments, Inc.,
1,120	Series 2005-AR2, Class 2A1, FRN, 3.37%, 05/25/45 (m)	1,029
7,420	Series 2006-AR1, Class 3A1, FRN, 3.37%, 02/25/36 (m)	6,094
	WaMu Mortgage Pass Through Certificates,
692	Series 2005-AR2, Class 2A21, FRN, 3.47%, 01/25/45 (m)	626
1,081	Series 2005-AR9, Class A1A, FRN, 3.46%, 07/25/45 (m)	1,006
1,161	Series 2005-AR15, Class A1A1, FRN, 3.40%, 11/25/45 (m)	1,054
695	Series 2005-AR17, Class A1A1, FRN, 3.41%, 12/25/45 (m)	632
6,067	Series 2007-HY4, Class 5A1, VAR, 5.67%, 11/25/36 (m)	6,120
1,331	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 1A, FRN, 3.33%, 07/25/46 (m)	1,148
	Wells Fargo Mortgage Backed Securities Trust,
1,727	Series 2003-2, Class A6, 5.25%, 03/25/18 (m)	1,762
18,769	Series 2003-M, Class A1, FRN, 4.71%, 12/25/33 (m)	18,319
3,076	Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	3,093
34,685	Series 2007-10, Class 1A1, 6.00%, 07/25/37 (m)	34,783
31,012	Series 2007-11, Class A96, 6.00%, 08/25/37 (m)	30,983
32,035	Series 2007-AR4, Class A1, VAR, 6.01%, 08/25/37 (m)	32,179
		418,394
	Total Collateralized Mortgage Obligations (Cost $529,873)	514,202
	Commercial Mortgage-Backed Securities — 4.1%
	Bear Stearns Commercial Mortgage Securities,
4,655	Series 2005-PWR9, Class A4A, 4.87%, 09/11/42 (m) (y)	4,374
4,155	Series 2005-T18, Class A4, VAR, 4.93%, 02/13/42 (m) (y)	3,920
2,515	Series 2005-T20, Class A4A, VAR, 5.15%, 10/12/42 (m) (y)	2,415
5,000	Series 2006-PW12, Class A4, VAR, 5.71%, 09/11/38 (m) (y)	4,901
10,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, VAR, 5.77%, 06/10/46 (m)	9,834
17,235	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	16,532
	Greenwich Capital Commercial Funding Corp.,
5,405	Series 2005-GG3, Class A4, VAR, 4.80%, 08/10/42 (m)	5,100
5,405	Series 2005-GG3, Class AJ, VAR, 4.86%, 08/10/42 (m)	4,470
	LB-UBS Commercial Mortgage Trust,
105	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	104
2,170	Series 2006-C1, Class A4, 5.16%, 02/15/31 (m)	2,044

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   19

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
4,060	Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38 (m)	4,020
6,106	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 3.24%, 09/15/21 (e) (m)	5,856
2,610	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.66%, 05/12/39 (m)	2,552
1,755	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	1,680
370	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.08%, 03/15/42 (m)	353
	Total Commercial Mortgage-Backed Securities (Cost $71,612)	68,155
	Corporate Bonds — 39.7%
	Aerospace & Defense — 0.3%
1,145	L-3 Communications Corp., 5.88%, 01/15/15 (m)	1,114
3,500	United Technologies Corp., FRN, 3.15%, 06/01/09 (m)	3,484
		4,598
	Auto Components — 0.2%
13	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	14
1,295	Tenneco, Inc., 8.13%, 11/15/15 (e) (m)	1,298
	TRW Automotive, Inc.,
800	7.00%, 03/15/14 (e) (m)	738
825	7.25%, 03/15/17 (e) (m)	751
		2,801
	Automobiles — 0.8%
	Daimler Finance North America LLC,
10,280	5.88%, 03/15/11 (m)	10,729
3,425	FRN, 5.54%, 03/13/09 (m)	3,400
		14,129
	Beverages — 0.1%
1,850	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	1,790
	Capital Markets — 4.7%
1,900	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	1,872
7,070	Bear Stearns Cos., Inc. (The), FRN, 3.19%, 05/18/10 (m) (y)	6,485
	Credit Suisse USA, Inc.,
1,845	5.50%, 08/16/11 (m)	1,935
2,000	FRN, 3.09%, 06/05/09 (m)	1,993
	Goldman Sachs Group, Inc. (The),
3,865	5.95%, 01/15/27 (m)	3,443
4,125	6.75%, 10/01/37 (m)	3,851
3,525	FRN, 4.97%, 06/23/09 (m)	3,470
560	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Co., PIK, 8.88%, 04/01/15 (m)	571
6,375	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	4,781
	Lehman Brothers Holdings, Inc.,
4,665	5.25%, 02/06/12 (m)	4,631
3,835	5.75%, 01/03/17 (m)	3,605
7,000	FRN, 3.17%, 08/21/09 (m)	6,794
3,500	FRN, 3.23%, 05/25/10 (m)	3,311
2,360	LVB Acquisition Merger Sub, Inc., PIK, 10.38%, 10/15/17 (e) (m)	2,407
	Merrill Lynch & Co., Inc.,
3,015	6.05%, 08/15/12 (m)	3,140
1,845	6.11%, 01/29/37 (m)	1,544
820	6.22%, 09/15/26 (m)	733
1,900	FRN, 3.40%, 02/06/09 (m)	1,890
4,750	FRN, 3.44%, 11/01/11 (m)	4,422
	Morgan Stanley,
5,850	5.45%, 01/09/17 (m)	5,750
1,800	5.63%, 01/09/12 (m)	1,862
7,000	FRN, 3.21%, 02/09/09 (m)	6,951
3,500	FRN, 3.26%, 05/07/10 (m)	3,382
		78,823
	Chemicals — 0.4%
1,060	Huntsman LLC, 11.50%, 07/15/12 (m)	1,129
1,300	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	975
	Nalco Co.,
1,210	7.75%, 11/15/11 (m)	1,222
1,000	8.88%, 11/15/13 (m)	1,020
765	PolyOne Corp., 8.88%, 05/01/12 (m)	771
1,100	Terra Capital, Inc., 7.00%, 02/01/17 (m)	1,081
		6,198
	Commercial Banks — 7.2%
7,000	Banco de Sabadell S.A. (Spain), FRN, 3.95%, 04/23/10 (e) (m)	6,700
7,855	Bank of Scotland plc (United Kingdom), 5.25%, 02/21/17 (e) (m)	8,275
4,035	Barclays Bank plc (United Kingdom), 5.93%, 12/15/16 (e) (m) (x)	3,673
620	BB&T Capital Trust I, 5.85%, 08/18/35 (m)	516

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Commercial Banks — Continued
4,300	BNP Paribas (France), 7.20%, 06/25/37 (e) (m) (x)	3,950
6,195	Commonwealth Bank of Australia (Australia), 6.02%, 03/15/16 (e) (m) (x)	5,728
5,045	Credit Agricole S.A. (France), 6.64%, 05/31/17 (e) (m) (x)	4,313
4,770	DBS Capital Funding Corp. (Cayman Islands), 7.66%, 03/15/11 (e) (m) (x)	5,207
5,300	Deutsche Bank AG (Germany), 5.38%, 10/12/12 (m)	5,562
	Glitnir Banki HF (Iceland),
2,375	FRN, 4.15%, 04/20/10 (e) (m)	2,192
6,675	FRN, 4.33%, 01/21/11 (e) (m)	5,804
1,500	FRN, 4.42%, 10/15/08 (e) (m)	1,501
	HBOS plc (United Kingdom),
5,000	5.92%, 10/01/15 (e) (m) (x)	4,258
2,015	6.66%, 05/21/37 (e) (m) (x)	1,605
2,675	ICICI Bank Ltd. (India), FRN, 4.92%, 01/12/10 (e) (m)	2,575
1,720	Industrial Bank of Korea (South Korea), VAR, 4.00%, 05/19/14 (e) (m)	1,713
7,500	Korea Development Bank (South Korea), FRN, 4.84%, 04/03/10 (m)	7,489
4,250	Landsbanki Islands HF (Iceland), 6.10%, 08/25/11 (e) (m)	4,165
3,400	Royal Bank of Scotland Group plc (United Kingdom), 7.64%, 09/29/17 (m) (x)	3,380
5,665	Shinsei Finance II (Cayman Islands), 7.16%, 07/25/16 (e) (m) (x)	4,240
5,140	Societe Generale (France), 5.92%, 04/05/17 (e) (m) (x)	4,634
2,200	Standard Chartered plc (United Kingdom), 6.41%, 01/30/17 (e) (m) (x)	1,944
4,500	VTB 24 Capital plc for Bank VTB 24 OJSC (Ireland), FRN, 3.83%, 12/07/09	4,337
8,525	VTB Capital S.A. for Vneshtorgbank (Russia), FRN, 3.84%, 08/01/08 (e) (m)	8,461
6,600	Wachovia Capital Trust III, 5.80%, 03/15/11 (m) (x)	5,198
5,000	Wachovia Corp., 7.98%, 03/15/18 (m) (x)	5,192
2,070	Wells Fargo Bank N.A., 6.45%, 02/01/11 (m)	2,216
	Woori Bank (South Korea),
2,335	VAR, 5.75%, 03/13/14 (e) (m)	2,333
4,615	VAR, 6.21%, 05/02/37 (e) (m)	3,627
		120,788
	Commercial Services & Supplies — 0.2%
1,320	ACCO Brands Corp., 7.63%, 08/15/15 (m)	1,148
	Allied Waste North America, Inc.,
1,065	7.25%, 03/15/15 (m)	1,058
495	7.38%, 04/15/14 (m)	476
415	Corrections Corp. of America, 6.25%, 03/15/13 (m)	414
830	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (d) (m)	403
		3,499
	Communications Equipment — 0.2%
4,000	Cisco Systems, Inc., FRN, 3.16%, 02/20/09 (m)	3,996
	Consumer Finance — 1.0%
6,000	Discover Financial Services, FRN, 5.66%, 06/11/10 (e) (m)	5,351
2,830	Ford Motor Credit Co. LLC, 7.80%, 06/01/12 (m)	2,440
2,250	General Electric Capital Corp., FRN, 3.27%, 10/26/09 (m)	2,243
1,335	GMAC LLC, 6.88%, 08/28/12 (m)	1,066
2,000	HSBC Finance Corp., FRN, 5.12%, 09/15/08 (m)	1,985
2,000	International Lease Finance Corp., FRN, 3.31%, 05/24/10 (m)	1,910
1,655	SLM Corp., 3.63%, 03/17/08 (m)	1,651
		16,646
	Containers & Packaging — 0.1%
615	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	637
1,130	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12 (m)	1,062
		1,699
	Diversified Consumer Services — 0.1%
780	Service Corp. International, 7.38%, 10/01/14 (m)	796
985	Stewart Enterprises, Inc., 6.25%, 02/15/13 (m)	923
		1,719
	Diversified Financial Services — 4.5%
3,250	Caterpillar Financial Services Corp., FRN, 3.13%, 05/18/09 (m)	3,234
	CIT Group, Inc.,
3,500	FRN, 3.19%, 08/17/09 (m)	3,208
3,100	FRN, 3.40%, 01/30/09 (m)	2,907
	Citigroup, Inc.,
4,870	6.00%, 08/15/17 (m)	4,991
3,890	6.13%, 11/21/17 (m)	3,993
8,035	Goldman Sachs Capital II, 5.79%, 06/01/12 (m) (x)	6,004

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   21

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Diversified Financial Services — Continued
3,750	IBM International Group Capital LLC, 5.05%, 10/22/12 (m)	3,949
	Kaupthing Bank HF (Iceland),
6,650	5.75%, 10/04/11 (e) (m)	5,881
5,275	FRN, 5.96%, 01/15/10 (e) (m)	4,745
1,815	Mizuho JGB Investment LLC, 9.87%, 06/30/08 (e) (m) (x)	1,834
7,073	Mizuho Preferred Capital Co. LLC, 8.79%, 06/30/08 (e) (m) (x)	7,147
3,275	MUFG Capital Finance 1 Ltd. (Cayman Islands), 6.35%, 07/25/16 (x)	2,870
6,425	Pemex Finance Ltd. (Cayman Islands), FRN, 7.04%, 10/15/09	6,521
7,650	QBE Capital Funding II LP (United Kingdom), 6.80%, 06/01/17 (e) (m) (x)	7,019
3,475	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08%, 01/25/17 (e) (m) (x)	3,020
1,250	TIAA Global Markets, Inc., FRN, 4.48%, 01/12/11 (e) (m)	1,253
2,960	TRAINS, Series HY1-2006, VAR, 7.12%, 05/01/16 (e) (m)	2,893
1,105	Visant Corp., 7.63%, 10/01/12 (m)	1,066
3,020	ZFS Finance USA Trust II, VAR, 6.45%, 12/15/65 (e) (m)	2,743
		75,278
	Diversified Telecommunication Services — 1.7%
1,220	Consolidated Communications Illinois/Texas Holdings, Inc., 9.75%, 04/01/12 (m)	1,280
1,475	Nordic Telephone Co. Holdings (Denmark), 8.88%, 05/01/16 (e) (m)	1,453
94	Qwest Communications International, Inc., FRN, 6.57%, 02/15/09 (m)	93
340	Qwest Corp., 8.88%, 03/15/12 (m)	355
5,395	Sprint Capital Corp., 6.13%, 11/15/08 (m)	5,260
	Telefonica Emisiones S.A.U. (Spain),
9,610	5.86%, 02/04/13 (m)	10,010
6,000	FRN, 5.23%, 06/19/09 (m)	5,926
4,065	Verizon Communications, Inc., 6.40%, 02/15/38 (m)	4,064
725	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e) (m)	734
		29,175
	Electrical Equipment — 0.0% (g)
495	Baldor Electric Co., 8.63%, 2/15/17 (m)	485
	Electric Utilities — 0.8%
10,525	Abu Dhabi National Energy Co. (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	10,760
600	Mirant Americas Generation LLC, 8.30%, 05/01/11 (m)	604
525	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (m)	512
1,635	Virginia Electric and Power Co., 6.35%, 11/30/37 (m)	1,693
		13,569
	Electronic Equipment & Instruments — 0.1%
1,185	NXP BV/NXP Funding LLC (Netherlands), 9.50%, 10/15/15 (m)	983
	Food & Staples Retailing — 1.4%
5,500	CVS/Caremark Corp., FRN, 3.38%, 06/01/10 (m)	5,317
3,068	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	2,959
3,070	Kroger Co. (The), 6.40%, 08/15/17 (m)	3,260
3,030	Safeway, Inc., 6.35%, 08/15/17 (m)	3,211
	Wal-Mart Stores, Inc.,
2,785	5.25%, 09/01/35 (m)	2,475
4,960	5.38%, 04/05/17 (m)	5,169
1,500	6.50%, 08/15/37 (m)	1,601
		23,992
	Food Products — 0.0% (g)
520	Del Monte Corp., 6.75%, 02/15/15 (m)	494
	Gas Utilities — 0.3%
3,520	Nakilat, Inc. (Qatar), 6.07%, 12/31/33 (e) (m)	3,072
1,710	Sonat, Inc., 7.63%, 07/15/11 (m)	1,775
		4,847
	Health Care Equipment & Supplies — 0.1%
1,645	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	1,563
	Health Care Providers & Services — 0.6%
2,225	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	2,183
	HCA, Inc.,
1,145	9.25%, 11/15/16 (m)	1,174
2,500	PIK, 9.63%, 11/15/16 (m)	2,581
5,000	UnitedHealth Group, Inc., FRN, 5.09%, 06/21/10 (m)	4,882
		10,820
	Hotels, Restaurants & Leisure — 0.2%
1,860	McDonald’s Corp., 6.30%, 10/15/37 (m)	1,903

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — Continued
	MGM Mirage, Inc.,
1,225	5.88%, 02/27/14 (m)	1,078
830	6.75%, 04/01/13 (m)	780
		3,761
	Household Durables — 0.3%
	Beazer Homes USA, Inc.,
465	6.50%, 11/15/13 (m)	335
200	6.88%, 07/15/15 (m)	144
1,610	Jarden Corp., 7.50%, 05/01/17 (m)	1,411
165	K. Hovnanian Enterprises, Inc., 8.63%, 01/15/17 (m)	131
1,795	Sealy Mattress Co., 8.25%, 06/15/14 (m)	1,634
1,620	Simmons Co., SUB, 10.00%, 12/15/14 (m)	1,081
		4,736
	Household Products — 0.1%
585	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	382
	Visant Holding Corp.,
435	8.75%, 12/01/13 (m)	412
350	SUB, 10.25%, 12/01/13	320
		1,114
	Independent Power Producers & Energy Traders — 0.2%
12	AES Corp. (The), 8.75%, 05/15/13 (e) (m)	13
565	Energy Future Holdings Corp., 10.88%, 11/01/17 (e) (m)	557
2,255	NRG Energy, Inc., 7.38%, 02/01/16 (m)	2,173
		2,743
	Insurance — 2.5%
1,765	American International Group, Inc., 6.25%, 05/01/36 (m)	1,663
3,750	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	3,639
4,195	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	4,060
4,000	Metropolitan Life Global Funding I, FRN, 3.11%, 05/17/10 (e) (m)	3,972
1,855	Nationwide Financial Services, 6.75%, 05/15/37 (m)	1,539
4,000	Nationwide Life Global Funding I, FRN, 4.59%, 10/09/09 (e) (m)	4,000
4,505	Protective Life Secured Trusts, 3.70%, 11/24/08 (m)	4,503
6,000	Stancorp Financial Group, Inc., VAR, 6.90%, 05/29/67 (m)	5,295
7,630	Stingray Pass-Through Trust (Cayman Islands), 5.90%, 01/12/15 (e) (m)	2,594
6,145	Swiss RE Capital I LP (United Kingdom), 6.85%, 05/25/16 (e) (m) (x)	5,803
6,645	XL Capital Ltd. (Cayman Islands), 6.50%, 04/15/17 (m) (x)	4,972
		42,040
	IT Services — 0.3%
2,275	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	2,167
	SunGard Data Systems, Inc.,
830	9.13%, 08/15/13 (m)	836
1,330	10.25%, 08/15/15 (m)	1,324
		4,327
	Leisure Equipment & Products — 0.0% (g)
1,000	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	880
	Machinery — 0.1%
1,995	Terex Corp., 8.00%, 11/15/17 (m)	1,985
	Media — 3.0%
1,285	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13 (m)	1,128
485	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	451
	Comcast Corp.,
6,400	6.95%, 08/15/37 (m)	6,479
4,200	FRN, 4.68%, 07/14/09 (m)	4,138
1,950	Dex Media, Inc., SUB, 0.00%, 11/15/13 (m)	1,404
3,000	Dex Media West LLC/Dex Media Finance Co., 9.88%, 08/15/13 (m)	2,520
2,030	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	1,883
2,030	Echostar DBS Corp., 7.13%, 02/01/16 (m)	1,994
1,390	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16 (e) (m)	1,275
	Time Warner, Inc.,
13,365	5.50%, 11/15/11 (m)	13,528
4,050	FRN, 3.30%, 11/13/09 (m)	3,916
1,820	Time Warner Cable, Inc., 6.55%, 05/01/37 (m)	1,755
1,295	Time Warner Entertainment Co. LP, 8.38%, 07/15/33 (m)	1,494
3,400	Viacom, Inc., FRN, 5.34%, 06/16/09 (m)	3,321
4,650	Walt Disney Co. (The), FRN, 5.25%, 09/10/09 (m)	4,637
740	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	585
		50,508

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   23

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Metals & Mining — 0.9%
15,000	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.42%, 11/13/09 (e) (m)	14,560
	Multi-Utilities — 0.6%
	Dominion Resources, Inc.,
1,220	5.00%, 03/15/13 (m)	1,261
5,010	5.15%, 07/15/15 (m)	5,001
2,620	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (m)	2,718
1,135	Mirant North America LLC, 7.38%, 12/31/13 (m)	1,139
		10,119
	Multiline Retail — 0.3%
2,725	Kohl’s Corp., 6.88%, 12/15/37 (m)	2,504
700	Neiman-Marcus Group, Inc., PIK, 9.00%, 10/15/15 (m)	697
2,010	Target Corp., 6.50%, 10/15/37 (m)	1,974
		5,175
	Oil, Gas & Consumable Fuels — 3.8%
5,000	Anadarko Petroleum Corp., FRN, 5.39%, 09/15/09 (m)	4,891
1,980	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	1,885
	Chesapeake Energy Corp.,
960	6.50%, 08/15/17 (m)	922
610	7.00%, 08/15/14 (m)	612
5,458	Citic Resources Finance Ltd. (Bermuda), 6.75%, 05/15/14 (e) (m)	5,076
1,650	EnCana Corp. (Canada), 6.63%, 08/15/37 (m)	1,717
5,220	Enterprise Products Operating LP, 6.30%, 09/15/17 (m)	5,455
	Gaz Capital S.A. for Gazprom (Russia),
1,350	6.51%, 03/07/22 (e)	1,230
6,110	7.29%, 08/16/37 (e) (m)	5,690
3,887	Gazprom International S.A. (Russia), 7.20%, 02/01/20	3,989
	Kinder Morgan Energy Partners LP,
3,420	5.85%, 09/15/12 (m)	3,573
1,605	6.50%, 02/01/37 (m)	1,542
3,115	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	3,014
3,415	ONEOK Partners LP, 5.90%, 04/01/12 (m)	3,566
15,970	Petroleos de Venezuela S.A. (Venezuela), 5.50%, 04/12/37	9,406
4,830	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	5,016
2,995	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar), 5.83%, 09/30/16 (e) (m)	3,046
3,385	Valero Energy Corp., 6.63%, 06/15/37 (m)	3,335
		63,965
	Paper & Forest Products — 0.1%
	Georgia Pacific LLC,
765	7.00%, 01/15/15 (e) (m)	717
1,200	7.70%, 06/15/15 (m)	1,134
		1,851
	Real Estate — 0.1%
1,090	Host Hotels & Resorts LP, 7.13%, 11/01/13 (m)	1,074
	Real Estate Investment Trusts (REITs) — 0.4%
6,600	iStar Financial, Inc., FRN, 5.51%, 03/03/08 (m)	6,597
	Road & Rail — 0.0% (g)
425	RSC Equipment Rental, Inc., 9.50%, 12/01/14 (m)	348
7	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	6
		354
	Semiconductors & Semiconductor Equipment — 0.1%
585	Freescale Semiconductor, Inc., PIK, 9.13%, 12/15/14 (m)	445
1,750	Sensata Technologies BV (Netherlands), 8.00%, 05/01/14 (m)	1,531
		1,976
	Software — 0.0% (g)
700	Open Solutions, Inc., 9.75%, 02/01/15 (e) (m)	553
	Specialty Retail — 0.2%
3,575	Home Depot, Inc., 5.88%, 12/16/36 (m)	2,943
	Textiles, Apparel & Luxury Goods — 0.1%
1,010	Hanesbrands, Inc., FRN, 8.20%, 12/15/14 (m)	889
	Thrifts & Mortgage Finance — 0.9%
5,800	Bancaja U.S. Debt S.A.U. (Spain), FRN, 4.66%, 07/10/09 (e) (m)	5,649
4,000	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 3.39%, 02/01/10 (e) (m)	3,846
405	Countrywide Financial Corp., FRN, 5.10%, 03/24/09 (m)	363
1,250	Sovereign Bancorp, Inc., FRN, 3.29%, 03/01/09 (m)	1,216
2,500	Washington Mutual Bank, FRN, 3.33%, 05/01/09 (m)	2,342
2,700	Washington Mutual Preferred Funding LLC, 6.67%, 12/15/16 (e) (m) (x)	1,755
		15,171
	Wireless Telecommunication Services — 0.7%
5,100	America Movil S.A.B. de C.V. (Mexico), FRN, 4.96%, 06/27/08 (m)	5,036
635	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	565

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
		Wireless Telecommunication Services — Continued
530		Intelsat Jackson Holdings Ltd. (Bermuda), 9.25%, 06/15/16 (m)	530
1,260		MetroPCS Wireless, Inc., 9.25%, 11/01/14 (m)	1,109
6,300		Sprint Nextel Corp., 6.00%, 12/01/16 (m)	4,599
			11,839
		Total Corporate Bonds (Cost $703,153)	667,052
		Foreign Government Securities — 5.7%
6,130		Barclays Bank plc, 0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 04/07/10) (e) (i)	6,039
5,250		Citigroup Funding, Inc., 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	4,797
EGP 17,500		Credit Suisse First Boston, 0.00%, 05/06/08 (linked to Egypt Treasury Bill, 0.00%, 05/06/08) (e) (i)	3,159
TRY 3,600		Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	2,760
2,715		Federal Republic of Brazil (Brazil), 12.25%, 03/06/30	4,534
CAD 11,695		Government of Canada (Canada), 3.75%, 06/01/12	12,157
3,220		Government of Ukraine (Ukraine), 6.58%, 11/21/16 (e)	3,184
5,590		IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	6,261
2,000		National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14	2,040
		Republic of Argentina (Argentina),
4,504		FRN, 3.00%, 04/30/13 (m)	2,889
8,263		FRN, 3.09%, 08/03/12 (m)	4,503
		Republic of Guatemala (Guatemala),
3,860		9.25%, 08/01/13	4,449
4,000		10.25%, 11/08/11	4,620
4,430		Republic of Venezuela (Venezuela), 9.38%, 01/13/34	4,341
		Russian Federation (Russia),
840		12.75%, 06/24/28	1,513
1,341		SUB, 7.50%, 03/31/30	1,534
GBP 4,010		United Kingdom Treasury Gilt,
		4.50%, 12/07/42	8,153
		United Mexican States (Mexico),
6,860		8.00%, 09/24/22	8,618
MXN 22,500		9.50%, 12/18/14	2,362
8,550		FRN, 5.08%, 01/13/09 (m)	8,567
		Total Foreign Government Securities (Cost $95,759)	96,480
		Loan Assignments & Participations — 0.2%
		Auto Components — 0.0% (g)
		Allison Transmission, Term Loan B,
643		5.92%, 08/07/14 (m)	565
355		7.90%, 08/07/14 (m)	312
			877
		Electric Utilities — 0.1%
		Texas Competitive Electric Holdings Co. LLC, Term Loan, Tranche B-2,
143		6.48%, 08/07/14 (m)	130
855		6.60%, 08/07/14 (m)	778
			908
		IT Services — 0.1%
		First Data Corp., Term Loan B1,
69		7.58%, 09/24/14 (m)	62
929		7.63%, 09/24/14 (m)	842
			904
		Total Loan Assignments & Participations (Cost $2,939)	2,689
		Mortgage Pass-Through Securities — 24.0%
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
49,500		5.00%, 03/15/37	48,727
42,745		TBA, 5.50%, 03/15/37	42,985
		Federal Home Loan Mortgage Corp., Gold Pools, 15 Year, Single Family,
231		6.00%, 02/01/11-04/01/11 (m)	238
		30 Year, Single Family,
186		6.00%, 01/01/35 (m)	190
61		7.00%, 12/01/25-02/01/26 (m)	66
136		7.50%, 10/01/26-02/01/27 (m)	148
114		8.00%, 04/01/26-07/01/26 (m)	125
—	(h)	9.75%, 11/01/08 (m)	—	(h)
		Federal National Mortgage Association, 15 Year, Single Family,
20,895		TBA, 5.00%, 03/25/22	21,124
31,000		TBA, 5.50%, 03/25/22-04/25/22	31,675
13,300		TBA, 6.00%, 03/25/22	13,736
		30 Year, Single Family,
14,885		5.00%, 12/01/36	14,696
6,774		6.00%, 10/01/23-03/01/35 (m)	6,949
1,928		6.50%, 04/01/29-03/01/35 (m)	2,003
46,395		7.00%, 02/01/35-05/01/37 (m)	48,847

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   25

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
		Mortgage Pass-Through Securities — Continued
752		7.50%, 03/01/35-01/01/36 (m)	798
701		8.00%, 08/01/22-01/01/36 (m)	750
—	(h)	8.50%, 10/01/25 (m)	—	(h)
13,285		TBA, 5.00%, 03/25/38	13,082
24,085		TBA, 5.50%, 03/25/37	24,220
8,300		TBA, 6.00%, 04/25/37	8,463
64,300		TBA, 7.00%, 03/25/38	67,656
		Other,
1,123		4.96%, 11/01/08 (m)	1,125
		Government National Mortgage Association, 30 Year, Single Family,
1,053		7.00%, 09/15/31 (m)	1,130
7		9.00%, 02/15/10-04/15/11 (m)	7
53,000		TBA, 6.00%, 03/15/37	54,822
		Total Mortgage Pass-Through Securities (Cost $400,129)	403,562
		Private Placements — 0.9%
2,887		81 Irving Place, Irving Tenants Corp., Secured by First Mortgage and Agreement on Co-op Apartment Building in New York City, 6.95%, 01/01/29 (f) (i)	3,096
10,335		200 East 57th St., 200 East Tenants Corp., Secured by First Mortgage Agreement on Co-op Apartment Building in New York City, 6.50%, 01/01/14 (f) (i)	11,069
715		200 East 57th St., 200 East Tenants Corp., Secured by Second Mortgage Agreement and Apartment on Co-op Apartment Building in New York City, 6.72%, 01/01/13 (f) (i)	764
		Total Private Placements (Cost $13,937)	14,929
		Supranational — 0.3%
5,000		European Investment Bank, 4.88%, 02/16/16(m) (Cost $4,994)	5,373
		U.S. Government Agency Securities — 0.4%
2,315		Federal Home Loan Mortgage Corp., 6.75%, 03/15/31 (m)	2,865
		Federal National Mortgage Association,
15		7.13%, 01/15/30 (m)	19
1,005		7.25%, 05/15/30 (m)	1,306
1,600		Tennessee Valley Authority, 6.79%, 05/23/12 (m)	1,828
		Total U.S. Government Agency Securities (Cost $5,835)	6,018
		U.S. Treasury Obligations — 1.6%
		U.S. Treasury Bonds,
1,515		4.75%, 02/15/37 (m)	1,597
3,400		5.00%, 05/15/37 (m)	3,727
350		7.25%, 05/15/16 (k) (m)	446
		U.S. Treasury Notes,
1,500		2.13%, 01/31/10 (k) (m)	1,514
1,500		3.38%, 10/15/09 (k) (m)	1,543
2,220		3.50%, 02/15/10 (k) (m)	2,299
1,075		3.88%, 05/15/09 (k) (m)	1,104
495		4.00%, 02/15/15 (k) (m)	525
2,795		4.13%, 08/15/08 (k) (m)	2,824
1,830		4.25%, 09/30/12 (m)	1,974
1,125		4.38%, 11/15/08 (k) (m)	1,145
1,275		4.50%, 09/30/11 (k) (m)	1,381
250		4.50%, 02/15/16 (m)	271
3,465		4.63%, 07/31/09 (k) (m)	3,613
1,320		4.88%, 08/15/09 (k) (m)	1,383
1,000		5.00%, 07/31/08 (k) (m)	1,013
		Total U.S. Treasury Obligations (Cost $25,266)	26,359

SHARES
	Preferred Stocks — 0.6%
	Insurance — 0.6%
200	Aspen Insurance Holdings Ltd. (Bermuda), 7.40%, 01/01/17 (m) (x)	4,414
67	Axis Capital Holdings Ltd. (Bermuda), 7.50%, 12/01/15 (m) (x)	6,503
	Total Preferred Stocks (Cost $12,150)	10,917
	Total Long-Term Investments (Cost $2,078,145)	1,986,476

NUMBER OF CONTRACTS
Options Purchased — 2.5%
	Call Options Purchased — 0.7%
310	90 Day Eurodollar Futures, Expiring 03/17/08 @ $95.75, American Style	1,116
754	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	566
35	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.63, American Style	21
684	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	846
684	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	1,009
288	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $112.50, American Style	554

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — Continued
	Call Options Purchased — Continued
650	10 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $118.00, American Style	508
166	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	451
249	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $118.00, American Style	416
3,380	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $119.50, American Style	3,803

NOTIONAL AMOUNT
118,000	FNMA, 30 Year, TBA, 5.50%, Expiring 05/06/08 @ $98.00, European Style	2,966
		12,256
	Interest Rate Caps & Floors — 0.2%
224,054	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	121
224,054	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	2,876
	Total Interest Rate Caps & Floors	2,997
	Receiver/Payer Straddles on Interest Rate Swaps — 1.1%
46,550	Expiring 01/31/13. If exercised the Fund pays/receives semi-annually 5.36% and receives/pays quarterly floating 3 month LIBOR expiring 02/04/23, European Style. Counterparty: Credit Suisse International (r)	5,414
42,777	Expiring 02/13/13. If exercised the Fund pays/receives semi-annually 5.62% and receives/pays quarterly floating 3 month LIBOR expiring 02/15/23, European Style. Counterparty: Barclays Bank plc (r)	4,937
33,348	Expiring 02/20/13. If exercised the Fund pays/receives semi-annually 5.82% and receives/pays quarterly floating 3 month LIBOR expiring 02/22/23, European Style. Counterparty: Barclays Bank plc (r)	3,867
42,780	Expiring 02/21/13. If exercised the Fund pays/receives semi-annually 5.60% and receives/pays quarterly floating 3 month LIBOR expiring 02/23/23, European Style. Counterparty: Barclays Bank plc (r)	4,937
		19,155

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE

	Put Options Purchased — 0.5%
500	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.50, American Style	3
1,000	90 Day Eurodollar Futures, Expiring 03/17/08 @ $94.63, American Style	—
754	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	302
90	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $111.50, American Style	6
346	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $111.00, American Style	103
1,014	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $110.00, American Style	206
166	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	241
275	20 Year U.S. Treasury Bond Futures, Expiring 03/20/08 @ $115.00, American Style	120

NOTIONAL AMOUNT
57,000	FNMA, 30 Year, TBA, 5.00%, Expiring 04/07/08 @ $97.56, European Style	435
66,000	FNMA, 30 Year, TBA, 5.00%, Expiring 04/07/08 @ $99.34, European Style	1,074
79,000	FNMA, 30 Year, TBA, 5.00%, Expiring 05/06/08 @ $96.59, European Style	651
133,500	FNMA, 30 Year, TBA, 6.00%, Expiring 04/07/08 @ $100.44, European Style	174
	Payer Options Purchased on Interest Rate Swaps:
41,390	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly floating 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	1,525
64,438	Expiring 07/23/08. If exercised the Fund pays semi-annually 5.03% and receives quarterly floating 3 month LIBOR expiring 07/25/38, European Style. Counterparty: Lehman Brothers Special Financing (r)	2,844
		7,684
	Total Options Purchased (Cost $36,949)	42,092

SHARES
Short-Term Investments — 2.0%
Investment Company — 1.1%
18,180	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $18,180)	18,180

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   27

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Short-Term Investments — Continued
	U.S. Treasury Obligation — 0.9%
15,210	U.S. Treasury Bill, 7.77%, 04/03/08 (k) (n) (Cost $15,173)	15,183
	Total Short-Term Investments (Cost $33,353)	33,363
	Total Investments — 122.8% (Cost $2,148,447)	2,061,931
	Liabilities in Excess of Other Assets — (22.8)%	(382,381)
	NET ASSETS — 100.0%	$1,679,550

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
93	10 Year Australia Bond	March, 2008	8,123	3
108	10 Year Swap	March, 2008	12,349	618
7	10 Year U.S. Treasury Note	March, 2008	831	59
194	Euro-Bobl	March, 2008	32,793	770
219	Euro-Bund	March, 2008	38,920	478
254	2 Year U.S. Treasury Note	June, 2008	54,590	425
3,075	5 Year U.S. Treasury Note	June, 2008	351,319	4,770
2,065	10 Year U.S. Treasury Note	June, 2008	242,186	4,806
684	Eurodollar	June, 2008	166,964	1,824
604	U.S. Treasury Bond	June, 2008	71,650	1,874
290	90 Day Sterling	December, 2008	68,710	46
807	3 Month EURIBOR	December, 2008	295,567	104
4	Eurodollar	December, 2008	978	5
33	Eurodollar	March, 2009	8,063	40

	Short Futures Outstanding
(251)	3 Year Australia Bond	March, 2008	(21,832)	(22)
(310)	Eurodollar	March, 2008	(75,322)	(248)
(526)	30 Day Federal Funds	April, 2008	(214,077)	(250)
(1,067)	2 Year U.S. Treasury Note	June, 2008	(229,322)	(1,770)
(2,726)	5 Year U.S. Treasury Note	June, 2008	(311,446)	(5,229)
(61)	10 Year Canadian Bond	June, 2008	(7,307)	(123)
(951)	10 Year U.S. Treasury Note	June, 2008	(111,534)	(2,200)
(100)	Eurodollar	June, 2008	(24,410)	(267)
(143)	U.K. Treasury Gilt	June, 2008	(31,344)	(522)
(197)	U.S. Treasury Bond	June, 2008	(23,369)	(586)
(93)	Eurodollar	September, 2008	(22,735)	(472)
(54)	Eurodollar	December, 2008	(13,202)	(199)
(54)	Eurodollar	March, 2009	(13,194)	(191)
(738)	Eurodollar	June, 2009	(180,044)	(576)
(54)	Eurodollar	September, 2009	(13,146)	(83)
(47)	Eurodollar	December, 2009	(11,413)	(146)
				2,938

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
12,005 CAD	03/14/08	11,932	12,195	(263)
1,400 EUR	03/14/08	2,026	2,124	(98)
4,250 GBP	03/14/08	8,310	8,439	(129)
				(490)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   29

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(1,590)	FHLMC Gold, 30 Year, Single Family, TBA, 6.00%, 03/25/37	(1,624)
(33,400)	FNMA, 30 Year, Single Family, TBA, 5.00%, 04/25/38	(32,826)
(1,900)	FNMA, 30 Year, Single Family, TBA, 5.50%, 04/25/38	(1,907)
(56,710)	FNMA, 30 Year, Single Family, TBA, 6.00%, 03/25/38	(57,933)
(48,335)	FNMA, 30 Year, Single Family, TBA, 6.50%, 03/15/34	(50,087)
(5,865)	FNMA, 30 Year, Single Family, TBA, 6.50%, 04/25/38	(6,064)
(3,900)	GNMA, 30 Year, Single Family, TBA, 6.50%, 03/25/38	(4,072)
	(Proceeds received of $154,289.)	(154,513)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.75	06/16/08	2,010	(892)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	1,368	(838)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	1,368	(1,137)
1 Year Eurodollar Mid-Curve, American Style	97.63	06/13/08	35	(31)
5 Year U.S. Treasury Notes Futures, American Style	113.50	03/20/08	288	(342)
10 Year U.S. Treasury Notes Futures, American Style	116.50	05/23/08	2,774	(6,761)
10 Year U.S. Treasury Notes Futures, American Style	114.50	05/23/08	644	(2,385)
10 Year U.S. Treasury Notes Futures, American Style	120.00	05/23/08	650	(640)
(Premiums received of $8,455.)				(13,026)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year, TBA, 5.50%, European Style	99.66	05/06/08	236,000	(3,033)
(Premiums received of $1,844.)

Receiver/Payer Straddles on Interest Rate Swaps***

COUNTERPARTY	EXERCISE RATE*(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	4.86% semi-annually	02/17/09	02/19/19	28,459	(2,344)
Lehman Brothers Special Financing	4.80% semi-annually	02/23/09	02/25/19	31,178	(2,550)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	184,845	(2,347)
(Premiums received of $5,861.)					(7,241)

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.25	06/16/08	2,010	(389)
5 Year U.S. Treasury Note Futures, American Style	110.00	03/20/08	90	(1)
10 Year U.S. Treasury Note Futures, American Style	115.00	05/23/08	47	(51)
10 Year U.S. Treasury Note Futures, American Style	115.50	05/23/08	507	(634)
20 Year U.S. Treasury Note Futures, American Style	112.00	03/20/08	275	(34)
(Premiums received of $1,752.)				(1,109)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year, TBA, 5.00%, European Style	93.84	05/06/08	158,000	(419)
FNMA, 30 Year, TBA, 5.00%, European Style	95.72	04/07/08	114,000	(327)
FNMA, 30 Year, TBA, 5.00%, European Style	97.69	04/07/08	132,000	(1,068)
(Premiums received of $2,881.)				(1,814)

Payer Options Written on Interest Rate Swaps***

COUNTERPARTY	EXERCISE RATE**(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	113,295	(1,168)
Credit Suisse International	4.08% semi-annually	04/07/08	04/09/13	103,952	(153)
Lehman Brothers Special Financing	3.73% semi-annually	07/23/08	07/25/13	170,697	(2,349)
(Premiums received of $4,347.)					(3,670)

*	The Fund would pay/receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	European Style

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   31

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	47,700	(4,492)
Barclays Bank plc	5.10% semi-annually	3 month LIBOR quarterly	07/18/12	41,680	(3,196)
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	87,390	4,328
Barclays Bank plc	4.44% semi-annually	3 month LIBOR quarterly	05/18/16	23,640	(717)
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	24,805	(610)
Credit Suisse International	3 month LIBOR quarterly	3.73% semi-annually	02/25/13	21,000	329
Credit Suisse International	3.94% semi-annually	3 month LIBOR quarterly	04/09/13	41,500	(991)
Credit Suisse International	4.48% semi-annually	3 month LIBOR quarterly	02/25/18	11,700	(229)
Deutsche Bank AG, New York	3.50% semi-annually	3 month LIBOR quarterly	08/31/12	117,455	(977)
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	44,150	276
Deutsche Bank AG, New York	4.42% semi-annually	3 month LIBOR quarterly	03/03/18	26,000	(372)
Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	24,240	49
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	41,625	(3,200)
Lehman Brothers Special Financing	3 month LIBOR quarterly	3.69% semi-annually	08/31/12	112,470	1,756
Lehman Brothers Special Financing	3 month LIBOR quarterly	4.20% semi-annually	12/05/13	60,920	1,304
Lehman Brothers Special Financing	4.19% semi-annually	3 month LIBOR quarterly	02/15/15	49,804	(918)
Lehman Brothers Special Financing	4.38% semi-annually	3 month LIBOR quarterly	08/15/16	20,985	(408)
Lehman Brothers Special Financing	4.65% semi-annually	3 month LIBOR quarterly	12/05/18	34,312	(479)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	5,085	(424)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	9,710	(1,164)
					(10,135)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
ArcelorMittal, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	10,900	(25)
Banca Italease S.p.A., 4.66%, 10/15/09	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	23,500	(259)
Chubb Corp., 6.60%, 08/15/18	Goldman Sachs Capital Management	Buy	130 BPS quarterly	03/20/13	7,000	(115)
Countrywide Financial Corp., 0.00%, 03/22/11	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	11,300	(24)
Countrywide Financial Corp., 0.00%, 03/22/11	Union Bank of Switzerland AG	Sell	615 BPS quarterly	09/20/08	10,000	65
CDX.EM.8	Bear Stearns Credit Products, Inc. [1]	Buy	175 BPS semi-annually	12/20/12	9,630	252
CDX.EM.8	Citibank, N.A. [2]	Buy	175 BPS semi-annually	12/20/12	10,690	292
CDX.EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12	24,170	659
CDX.EM.8	Deutsche Bank AG, New York [4]	Buy	175 BPS semi-annually	12/20/12	3,810	100
CDX.EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12	19,130	552
CDX.EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12	7,600	223
CDX.EM.8	Lehman Brothers Special Financing [7]	Buy	175 BPS semi-annually	12/20/12	20,270	553
CDX.EM.8	Lehman Brothers Special Financing [8]	Buy	175 BPS semi-annually	12/20/12	23,420	639
CDX.EM.8	Lehman Brothers Special Financing [9]	Buy	175 BPS semi-annually	12/20/12	9,570	277
CDX.EM.8	Merrill Lynch International [10]	Buy	175 BPS semi-annually	12/20/12	4,460	117
CDX.EM.8	Union Bank of Switzerland AG [11]	Buy	175 BPS semi-annually	12/20/12	640	17
CDX.NA.HY.9	Barclays Bank plc [12]	Sell	375 BPS quarterly	12/20/12	12,000	(1,257)
CDX.NA.HY.9	Lehman Brothers Special Financing [13]	Sell	375 BPS quarterly	12/20/12	19,130	(2,239)
CDX.NA.HY.9	Lehman Brothers Special Financing [14]	Sell	375 BPS quarterly	12/20/12	7,600	(860)
CDX.NA.HY.9	Lehman Brothers Special Financing [15]	Sell	375 BPS quarterly	12/20/12	20,000	(2,251)

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.HY.9	Lehman Brothers Special Financing [16]	Sell	375 BPS quarterly	12/20/12	9,570	(1,121)
Gannett Co., Inc., 6.38%, 04/01/12	Bank of America	Buy	67 BPS quarterly	03/20/17	7,200	681
Gaz Capital S.A. for Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	14,560	(12)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc. (y)	Buy	341 BPS semi-annually	07/20/17	3,430	472
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products, Inc. (y)	Buy	397 BPS semi-annually	08/20/17	910	94
Government of Ukraine, 7.65%, 06/11/13	Lehman Brothers Special Financing	Sell	169 BPS semi-annually	11/20/11	1,500	(38)
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	8,000	(3)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	9,050	(162)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	1,810	234
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	100 BPS quarterly	09/20/14	4,000	18
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Bank of America	Buy	101 BPS quarterly	09/20/14	4,000	15
MetLife, Inc., 5.00%, 06/15/15	Goldman Sachs Capital Management	Sell	220 BPS quarterly	03/20/13	7,000	144
Petroleos de Venezuela S.A., 5.38%, 04/12/27	Deutsche Bank AG, New York	Sell	258.5 BPS semi-annually	05/20/12	2,790	(313)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc. (y)	Sell	341 BPS semi-annually	07/20/17	3,430	(543)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products, Inc. (y)	Sell	407 BPS semi-annually	08/20/17	910	(112)
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc. (y)	Buy	103 BPS semi-annually	12/20/11	4,545	25
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit Products, Inc. (y)	Sell	100 BPS semi-annually	09/20/12	5,500	(63)
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	108.5 BPS semi-annually	12/20/11	845	3
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	10,880	26
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12	6,350	(120)
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	9,705	56
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	9,090	49
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,330	(243)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	5,150	(325)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	8,800	(580)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	3,710	(233)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	9,160	(678)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	4,340	(312)
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	4,400	(63)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	1,720	45
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	11,940	305
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	4,130	24
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	1,875	(28)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	18,385	(281)
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products, Inc. (y)	Sell	45.5 BPS semi-annually	12/20/11	9,090	(241)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	1,875	7
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	105 BPS semi-annually	06/20/10	8,000	14
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101 BPS semi-annually	07/20/10	6,000	19

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   33

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,690	(41)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	21,760	(521)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	140 BPS semi-annually	04/20/10	3,930	41
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	18,385	57
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	19,410	(515)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	18,180	(479)
Southwest Airlines, 6.50%, 03/01/12	Bank of America	Buy	58 BPS quarterly	06/20/14	6,900	322
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	106 BPS semi-annually	06/20/10	8,000	(91)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	6,000	(66)
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	112 BPS semi-annually	04/20/10	3,930	(52)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	9,550	11
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	4,700	(413)
						(8,271)

[1]	Premiums paid of $191.

[2]	Premium received of $59.

[3]	Premium received of $275.

[4]	Premiums paid of $37.

[5]	Premiums paid of $590.

[6]	Premiums paid of $136.

[7]	Premium received of $321.

[8]	Premium received of $336.

[9]	Premiums paid of $208.

[10]	Premiums paid of $30.

[11]	Premium received of $336.

[12]	Premium received of $323.

[13]	Premium received of $1,893.

[14]	Premium received of $621.

[15]	Premium received of $494.

[16]	Premium received of $766.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	106.55	03/12/08	47,700	332
Bank of America (b)	Northern Rock plc, 5.63% 06/22/17	102.58	03/19/08	14,795	12
Barclays Bank plc (b)	FHLB, 5.38%, 05/18/16	106.07	03/13/08	23,290	768
Barclays Bank plc (b)	Nationwide Building Society, 5.50%, 07/18/12	106.02	04/16/08	41,410	207
BNP Paribas (a)	U.S. Treasury Note, 4.75%, 08/15/17	106.76	03/27/08	13,575	(382)
BNP Paribas (b)	U.S. Treasury Inflation Index Note, 2.63%, 07/15/17	110.43	03/27/08	12,295	433
Citibank, N.A. (a)	FNMA, 30 Year, TBA, 5.00%	99.21	03/05/08	28,150	218
Citibank, N.A. (a)	U.S. Treasury Note, 4.25%, 11/15/17	103.20	03/14/08	88,000	(2,249)
Citibank, N.A. (a)	FNMA, 30 Year, TBA, 5.50%	100.15	04/07/08	97,000	—
Citibank, N.A. (a)	FNMA, 30 Year, TBA, 5.50%	100.15	04/07/08	73,330	—
Citibank, N.A. (a)	FNMA, 30 Year, TBA, 6.50%	103.22	04/07/08	12,500	(19)
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 6.00%	100.84	04/07/08	4,800	53
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 6.00%	100.84	04/07/08	15,600	173
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 6.50%	103.22	04/07/08	135,000	205

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International (a)	U.S. Treasury Note, 2.13%, 01/31/10	100.47	03/27/08	98,600	(493)
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.8	03/13/08	40,910	1,040
Deutsche Bank AG, New York (a)	FHLMC Gold, 30 Year, TBA, 6.00%	102.31	03/05/08	93,145	175
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 5.00%	100.00	03/05/08	38,500	611
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 6.00%	100.63	03/05/08	103,700	(1,571)
Deutsche Bank AG, New York (a)	FNMA, 15 Year, TBA, 5.50%	102.41	03/11/08	74,000	185
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 5.50%	99.05	04/07/08	30,600	(406)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 6.50%	103.72	03/05/08	49,500	8
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 4.50%	94.84	03/05/08	70,000	525
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.00%	100.00	03/05/08	40,300	(639)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.00%	100.00	03/05/08	11,000	(175)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.00%	102.38	03/05/08	148,595	(348)
Deutsche Bank AG, New York (b)	FNMA, 15 Year, TBA, 5.00%	100.78	03/11/08	8,000	22
Deutsche Bank AG, New York (b)	FNMA, 15 Year, TBA, 6.00%	103.19	03/11/08	52,000	41
Deutsche Bank AG, New York (b)	GNMA, 30 Year, TBA, 6.00%	102.94	03/13/08	12,000	56
Deutsche Bank AG, New York (b)	GNMA, 30 Year, TBA, 6.50%	104.00	03/13/08	18,000	65
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	103.19	03/26/08	10,495	139
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 4.25%, 11/15/17	103.65	03/26/08	100,000	2,064
Deutsche Bank AG, New York (b)	U.S. Treasury Note, 3.50%, 02/15/18	98.06	03/27/08	25,900	434
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 5.00%	97.35	04/07/08	77,000	664
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 5.00%	100.00	04/07/08	31,650	108
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 6.00%	100.47	04/07/08	122,000	1,763
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.50%	99.81	04/07/08	48,400	273
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	102.80	04/07/08	68,000	388
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	103.31	04/07/08	418,100	—
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	103.31	04/07/08	136,650	—
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 5.50%	101.22	03/05/08	30,915	200
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.00%	100.66	03/05/08	40,000	(593)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.50%	103.69	03/05/08	119,000	111
Lehman Brothers Special Financing (a)	GNMA, 30 Year, TBA, 6.00%	102.88	03/13/08	18,000	(95)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 5.00%	97.94	04/07/08	277,900	—
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 5.00%	97.94	04/07/08	134,985	—
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	98.34	03/05/08	80,000	1,780
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	98.38	03/05/08	160,000	3,510
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	100.23	03/05/08	43,200	148
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	101.22	03/05/08	81,400	(528)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.00%	100.73	03/05/08	59,000	834
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.00%	102.47	03/05/08	500	(2)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.50%	103.69	03/05/08	21,800	(20)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, TBA, 6.00%	103.38	03/11/08	111,000	(121)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 4.50%	94.63	04/07/08	70,000	555
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.00%	100.88	04/07/08	220,200	2,353
Morgan Stanley Capital Services (a)	FNMA, 15 Year, TBA, 6.00%	103.34	03/11/08	65,000	51
Morgan Stanley Capital Services (a)	FNMA, 30 Year, TBA, 5.00%	97.63	04/07/08	118,000	(738)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, TBA, 5.50%	100.28	04/07/08	348,000	—
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 6.00%	101.38	03/05/08	105,000	799
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 6.00%	102.31	03/05/08	272,100	(467)
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 6.50%	103.63	03/05/08	92,000	(29)
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 5.00%	97.63	04/07/08	77,000	482
Union Bank of Switzerland AG (a)	FNMA, 30 Year, TBA, 5.50%	99.56	03/05/08	110,000	(1,108)
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 5.00%	97.06	03/05/08	28,500	392
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 5.50%	101.34	03/05/08	8,300	(64)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   35

JPMorgan Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 6.00%	101.50	03/05/08	19,500	125
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 6.00%	102.38	03/05/08	82,000	(192)
Union Bank of Switzerland AG (b)	FHLMC Gold, 30 Year, TBA, 6.00%	100.47	04/07/08	81,100	1,172
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 4.50%	95.22	04/07/08	67,000	—
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 6.50%	103.13	04/07/08	48,000	117
					13,352

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 486,200	769
Morgan Stanley Capital Services	OGK/ Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/ Rushydro’s, 12/13/13 quarterly	12/25/10	RUB 99,840	129
						898

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 95.3%
	Corporate Bonds — 19.8%
	Brazil — 2.2%
BRL 1,730	Citibank N.A., Brazilian Real Notes, 15.00%, 07/02/10 (i)	1,110
	Morgan Stanley & Co., Inc., Brazil Linked Notes,
3,600	12.15%, 01/05/22 (e) (m)	4,170
1,000	14.40%, 08/04/16 (e) (m)	1,316
		6,596
	China — 0.2%
715	Citic Resources Finance Ltd., 6.75%, 05/15/14 (e) (m)	665
	Mexico — 0.7%
MXN 40,000	Depfa Bank plc, Zero Coupon, 06/15/15	1,989
	Russia — 7.9%
1,945	ALROSA Finance S.A., 8.88%, 11/17/14 (e) (m)	2,105
	Gaz Capital S.A. for Gazprom,
1,590	6.21%, 11/22/16 (e) (m)	1,493
885	6.51%, 03/07/22 (e) (m)	806
5,230	7.29%, 08/16/37 (e) (m)	4,871
1,620	8.63%, 04/28/34 (e) (m)	1,875
	Gazprom International S.A.,
1,965	7.20%, 02/01/20	2,016
	Gazstream S.A. for OAO Gazprom,
3,034	5.63%, 07/22/13 (e) (m)	3,027
2,338	5.63%, 07/22/13	2,330
720	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 7.18%, 05/16/13 (m)	737
2,980	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 03/05/14 (e) (m)	2,895
1,600	VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	1,504
		23,659
	Singapore — 0.2%
640	BW Group Ltd., 6.63%, 06/28/17 (e) (m)	572
	Trinidad & Tobago — 1.1%
3,452	National Gas Co. of Trinidad and Tobago Ltd., 6.05%, 01/15/36 (m)	3,265
	Ukraine — 3.9%
	Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
320	6.80%, 10/04/12	311
7,855	7.65%, 09/07/11	7,933
1,840	CS International for City of Kiev Ukraine, 8.25%, 11/26/12 (e) (m)	1,862
1,695	Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine, 7.75%, 09/23/09	1,721
		11,827
	Venezuela — 3.6%
970	Petrobras International Finance Co., 5.88%, 03/01/18 (m)	958
	Petroleos de Venezuela S.A.,
8,409	5.25%, 04/12/17	5,844
6,995	5.38%, 04/12/27	4,153
		10,955
	Total Corporate Bonds (Cost $59,984)	59,528
	Foreign Government Securities — 72.5%
	Argentina — 9.1%
	Republic of Argentina,
2,120	7.00%, 10/03/15 (m)	1,771
ARS 11,300	VAR, 0.00%, 09/30/14 (m)	3,661
ARS 5,505	VAR, 0.00%, 01/03/16 (m)	2,445
ARS 34,971	VAR, 0.00%, 02/04/18 (m)	14,197
ARS 9,812	VAR, 0.00%, 12/31/33 (m)	3,517
5,654	VAR, 0.63%, 12/15/35 (m)	752
ARS 8,480	VAR, 0.63%, 12/31/38 (m)	1,087
		27,430
	Barbados — 0.2%
	Government of Barbados,
239	6.63%, 12/05/35 (m)	229
390	6.63%, 12/05/35 (e) (m)	374
		603
	Brazil — 10.6%
300	Banco Nacional de Desenvolvimento Economico e Social, VAR, 5.33%, 06/16/08 (m)	298
	Federal Republic of Brazil,
5,605	7.13%, 01/20/37 (m)	6,053
2,980	7.88%, 03/07/15 (m)	3,412
1,600	8.75%, 02/04/25 (m)	1,980
800	8.88%, 10/14/19 (m)	996
1,197	10.13%, 05/15/27 (m)	1,679
7,188	12.25%, 03/06/30 (m)	12,004
BRL 10,055	Lehman Brothers Holdings, Inc., 10.00%, 01/03/12 (linked to Brazilian Real Notes, 10.00%, 01/03/12) (e) (i)	5,485
		31,907
	Chile — 1.4%
3,650	Government of Chile, 7.13%, 01/11/12 (m)	4,079
	Colombia — 3.3%
COP 3,692,000	Bogota Distrio Capital, 9.75%, 07/26/28 (e) (m)	1,743
	Republic of Colombia,
1,030	7.38%, 01/27/17 (m)	1,134
1,640	7.38%, 09/18/37 (m)	1,744
575	11.75%, 02/25/20 (m)	841

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   37

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Colombia — Continued
COP 7,899,000	12.00%, 10/22/15	4,554
		10,016
	Costa Rica — 1.4%
3,268	Republic of Costa Rica, 10.00%, 08/01/20 (m)	4,273
	Dominican Republic — 3.0%
	Citigroup Funding, Inc.,
1,700	0.00%, 05/12/08 (linked to Dominican Republic Government Bond, 0.00%, 05/12/08) (e) (i)	1,718
2,615	15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	2,390
1,030	22.00%, 10/03/11 (linked to Dominican Republic Government Bond, 22.00%, 10/03/11) (e) (i)	952
2,065	VAR, 24.00%, 01/11/13 (linked to Dominican Republic Government Bond, 24.00%, 01/11/13) (e) (i) (m)	2,025
	Government of Dominican Republic,
322	9.04%, 01/23/18 (e) (m)	351
1,350	9.04%, 01/23/18 (m)	1,472
40	9.50%, 09/27/11 (m)	42
		8,950
	Egypt — 1.8%
EGP 17,700	Arab Republic of Egypt,
	8.75%, 07/18/12 (e) (m)	3,345
	Citigroup Funding, Inc.,
475	0.00%, 07/17/08 (linked to Egypt Treasury Bill, 0.00%, 07/17/08) (e) (i) (m)	477
1,010	0.00%, 10/09/08 (linked to Egypt Treasury Bill, 0.00%, 10/09/08) (e) (i)	1,088
520	0.00%, 01/08/09 (linked to Egypt Treasury Bill, 0.00%, 01/08/09) (e) (i) (m)	528
		5,438
	El Salvador — 1.1%
	Republic of El Salvador,
600	7.65%, 06/15/35 (m)	645
2,360	8.25%, 04/10/32 (e) (m)	2,690
		3,335
	Gabon — 0.9%
2,445	Republic of Gabon, 8.20%, 12/12/17 (e) (m)	2,558
	Ghana — 1.1%
1,550	Barclays Bank plc, 0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 04/07/10) (e) (i) (m)	1,527
2,000	Citigroup Funding, Inc., 15.00%, 06/20/12 (linked to Government of Ghana, 15.00%, 06/20/12) (e) (i)	1,672
		3,199
	Guatemala — 2.8%
	Republic of Guatemala,
1,521	8.13%, 10/06/34 (m)	1,780
2,930	9.25%, 08/01/13 (m)	3,377
2,910	10.25%, 11/08/11 (m)	3,361
		8,518
	Indonesia — 2.7%
3,160	Deutsche Bank Financial, Inc., 15.00%, 07/20/18 (linked to Indonesia Government Bond, 15.00%, 07/15/18) (e) (i)	4,677
3,320	Republic of Indonesia, 6.88%, 01/17/18 (e) (m)	3,453
		8,130
	Iraq — 0.3%
1,250	Republic of Iraq, 5.80%, 01/15/28 (e)	914
	Mexico — 3.3%
	United Mexican States,
MXN 9,300	8.00%, 12/19/13 (m)	889
3,700	8.30%, 08/15/31 (m)	4,778
MXN 23,000	10.00%, 12/05/24 (m)	2,629
1,085	11.38%, 09/15/16 (m)	1,562
		9,858
	Nigeria — 0.5%
1,380	Citigroup Funding, Inc., VAR, 0.00%, 12/17/10 (linked to Republic of Nigeria, VAR, 0.00%, 12/17/10) (e) (i) (m)	1,377
	Peru — 2.4%
3,420	IIRSA Norte Finance Ltd., 8.75%, 05/30/24 (m)	3,831
	Republic of Peru,
1,193	6.55%, 03/14/37 (m)	1,223
600	8.38%, 05/03/16 (m)	714
364	8.75%, 11/21/33 (m)	471
844	9.88%, 02/06/15 (m)	1,060
		7,299
	Philippines — 3.7%
	Republic of Philippines,
4,590	7.75%, 01/14/31 (m)	5,078
5,449	8.25%, 01/15/14 (m)	6,164
		11,242
	Russia — 6.4%
	Russian Federation,
1,657	8.25%, 03/31/10	1,736
1,729	12.75%, 06/24/28 (m)	3,115

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Russia — Continued
12,548	SUB, 7.50%, 03/31/30 (m)	14,352
		19,203
	Turkey — 5.2%
TRY 11,535	Credit Suisse, Nassau Branch, 14.00%, 01/19/11, (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	8,852
TRY 3,500	Credit Suisse, Nassau Branch, 14.00%, 01/19/11, (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	2,728
	Republic of Turkey,
2,150	6.88%, 03/17/36 (m)	1,983
2,000	12.38%, 06/15/09 (m)	2,210
		15,773
	Uganda — 0.4%
1,030	Citigroup Funding, Inc., 0.00%, 03/17/08 (linked to Uganda Treasury Bill, 0.00%, 03/17/08) (e) (i)	1,147
	Ukraine — 3.1%
	Government of Ukraine,
1,750	6.58%, 11/21/16	1,726
2,390	6.58%, 11/21/16 (e) (m)	2,363
2,065	7.65%, 06/11/13	2,199
3,000	FRN, 6.39%, 08/05/09	3,060
		9,348
	Uruguay — 1.2%
	Republic of Uruguay,
UYU 15,000	3.70%, 06/26/37 (m)	654
UYU 30,960	5.00%, 09/14/18 (m)	1,779
465	7.50%, 03/15/15 (m)	502
270	7.63%, 03/21/36 (m)	277
379	8.00%, 11/18/22 (m)	409
		3,621
	Venezuela — 6.6%
	Republic of Venezuela,
2,194	8.50%, 10/08/14 (m)	2,128
1,311	8.50%, 10/08/14 (m)	1,265
1,625	9.38%, 01/13/34 (m)	1,593
12,756	10.75%, 09/19/13 (m)	13,617
1,020	13.63%, 08/15/18 (m)	1,275
		19,878
	Total Foreign Government Securities (Cost $216,388)	218,096
	U.S. Treasury Obligations — 2.2%
	United States — 2.2%
	U.S. Treasury Notes,
6,000	2.88%, 01/31/13 (m)	6,106
520	4.88%, 04/30/08 (k)	522
	Total U.S. Treasury Obligations (Cost $6,545)	6,628

NUMBER OF WARRANTS
	Warrants — 0.8%
	Argentina — 0.8%
	Republic of Argentina,
ARS 43,114	Expires 12/15/35 (linked to GDP) (a) (m)	1,191
EUR 6,430	Expires 12/15/35 (linked to GDP) (a) (m)	1,089
	Total Warrants (Cost $1,973)	2,280
	Total Long-Term Investments (Cost $284,890)	286,532

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
9,742	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $9,742)	9,742
	Total Investments — 98.5% (Cost $294,632)	296,274
	Other Assets in Excess of Liabilities — 1.5%	4,448
	NET ASSETS — 100.0%	$300,722

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
226	10 Year U.S. Treasury Note	June, 2008	26,506	634
211	U.S. Treasury Bond	June, 2008	25,030	577
	Short Futures Outstanding
(73)	2 Year U.S. Treasury Note	June, 2008	(15,689)	(121)
(250)	5 Year U.S. Treasury Note	June, 2008	(28,563)	(445)
				645

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   39

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,315,000	EUR	03/31/08	(8,063)	(7,692)	(371)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Gaz Capital S.A. for Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	2,340	(2)
Gazprom International S.A., 7.20%, 02/01/20	Lehman Brothers Special Financing	Buy	112 BPS semi-annually	04/20/11	5,180	5
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	341 BPS semi-annually	07/20/17	800	110
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	397 BPS semi-annually	08/20/17	210	22
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	190 BPS semi-annually	07/20/10	500	(1)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	170 BPS semi-annually	08/20/10	750	(9)
Government of Ukraine, 7.65%, 06/11/13	Union Bank of Switzerland AG	Sell	184 BPS semi-annually	08/20/10	300	(2)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	176 BPS semi-annually	09/20/10	400	(1)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	203 BPS semi-annually	08/20/11	660	(10)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	175 BPS semi-annually	10/20/11	3,030	(62)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	189 BPS semi-annually	10/20/11	1,670	(25)
Government of Ukraine, 7.65%, 06/11/13	Morgan Stanley Capital Services	Sell	162 BPS semi-annually	11/20/11	740	(20)
Government of Ukraine, 7.65%, 06/11/13	Barclays Bank plc	Sell	156 BPS semi-annually	04/20/12	530	(19)
Government of Ukraine, 7.65%, 06/11/13	Deutsche Bank AG, New York	Sell	158 BPS semi-annually	04/20/12	350	(12)
Government of Ukraine, 7.65%, 06/11/13	Citibank, N.A.	Sell	137.75 BPS semi-annually	06/20/12	2,860	(139)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	2,100	(37)
Kazkommertzbank International BV, 7.88%, 04/07/14	Deutsche Bank AG, New York	Sell	235 BPS semi-annually	03/20/12	350	(50)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	220 BPS semi-annually	03/20/12	640	(94)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	1,670	(240)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	420	54
Kazkommertzbank International BV, 8.00%, 11/03/15	Morgan Stanley Capital Services	Sell	230 BPS semi-annually	03/20/12	750	(108)
Pemex, 9.50%, 09/15/27	Citibank, N.A.	Buy	125 BPS semi-annually	06/20/10	1,000	(13)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	278 BPS semi-annually	06/20/12	510	(55)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	344 BPS semi-annually	07/20/12	520	(41)
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	355 BPS semi-annually	07/20/12	770	(57)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products (y)	Sell	342 BPS semi-annually	07/20/12	350	(18)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Bear Stearns Credit Products (y)	Sell	361 BPS semi-annually	07/20/12	380	(27)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	07/20/12	870	(69)
Petroleos De Venezuela S.A., 5.38%, 04/12/27	Morgan Stanley Capital Services	Sell	355 BPS semi-annually	07/20/12	960	(71)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	3,100	(340)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	328 BPS semi-annually	07/20/12	190	(16)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	340 BPS semi-annually	07/20/12	870	(79)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	341 BPS semi-annually	07/20/12	870	(69)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	355 BPS semi-annually	07/20/12	170	(13)

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	343 BPS semi-annually	09/20/10	350	1
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	303.5 BPS semi-annually	10/20/10	750	(10)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	338 BPS semi-annually	10/20/10	400	— (h)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	295 BPS semi-annually	03/20/11	840	(19)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	208.5 BPS semi-annually	09/20/11	550	37
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	196 BPS semi-annually	04/20/12	230	(22)
Republic of Argentina, 8.28%, 12/31/33	Citibank, N.A.	Sell	216 BPS semi-annually	06/20/12	720	(69)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	214 BPS semi-annually	06/20/12	1,140	(110)
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Sell	216 BPS semi-annually	06/20/12	1,430	(137)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Buy	258 BPS semi-annually	07/20/12	350	30
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	208 BPS semi-annually	07/20/12	830	(86)
Republic of Argentina, 8.28%, 12/31/33	Deutsche Bank AG, New York	Sell	232.67 BPS semi-annually	07/20/12	1,450	(137)
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	258 BPS semi-annually	07/20/12	1,060	90
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Buy	263 BPS semi-annually	07/20/12	870	72
Republic of Argentina, 8.28%, 12/31/33	Morgan Stanley Capital Services	Buy	262 BPS semi-annually	07/20/12	870	73
Republic of Argentina, 8.28%, 12/31/33	Union Bank of Switzerland AG	Buy	262 BPS semi-annually	07/20/12	520	43
Republic of Argentina, 8.28%, 12/31/33	Lehman Brothers Special Financing	Sell	397 BPS semi-annually	11/20/12	6,870	(230)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	341 BPS semi-annually	07/20/17	800	(127)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	407 BPS semi-annually	08/20/17	210	(26)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	300 BPS semi-annually	09/20/10	350	(22)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	261.5 BPS semi-annually	10/20/10	750	(39)
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	290 BPS semi-annually	10/20/10	400	(24)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	142 BPS semi-annually	03/20/11	840	(15)
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	119 BPS semi-annually	09/20/11	270	2
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	120 BPS semi-annually	09/20/11	280	2
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	04/20/12	230	4
Republic of Brazil, 12.25%, 03/06/30	Citibank, N.A.	Buy	69.5 BPS semi-annually	06/20/12	720	17
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	73.21 BPS semi-annually	06/20/12	1,140	26
Republic of Brazil, 12.25%, 03/06/30	Morgan Stanley Capital Services	Buy	69 BPS semi-annually	06/20/12	1,430	35
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	71.33 BPS semi-annually	07/20/12	1,450	36
Republic of Brazil, 12.25%, 03/06/30	Deutsche Bank AG, New York	Buy	66 BPS semi-annually	07/20/12	830	23
Republic of Colombia, 10.38%, 01/28/33	Deutsche Bank AG, New York	Buy	91.42 BPS semi-annually	04/20/12	410	10
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	82.5 BPS semi-annually	06/20/12	3,990	132
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	96 BPS semi-annually	04/20/12	210	5
Republic of Colombia, 10.38%, 01/28/33	Lehman Brothers Special Financing	Buy	98 BPS semi-annually	04/20/12	3,000	73
Republic of Colombia, 10.38%, 01/28/33	Morgan Stanley Capital Services	Buy	100 BPS semi-annually	04/20/12	750	18
Republic of Indonesia, 6.75%, 03/10/14	Citibank, N.A.	Sell	185 BPS quarterly	06/20/11	300	— (h)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	185 BPS quarterly	06/20/11	730	— (h)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	205 BPS quarterly	06/20/11	365	2
Republic of Indonesia, 6.75%, 03/10/14	Morgan Stanley Capital Services	Sell	127 BPS quarterly	12/20/11	400	(11)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	101 BPS quarterly	06/20/12	690	(32)
Republic of Indonesia, 6.75%, 03/10/14	Deutsche Bank AG, New York	Sell	115 BPS quarterly	09/20/12	3,820	(174)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	63 BPS semi-annually	05/20/11	1,600	(73)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	870	(55)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	1,510	(99)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	620	(39)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	3,010	(220)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   41

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	2,210	(164)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	1,090	(78)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	62 BPS semi-annually	06/20/12	5,340	(144)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	108.5 BPS semi-annually	05/20/17	2,155	(111)
Republic of Peru, 8.75%, 11/21/33	Lehman Brothers Special Financing	Sell	90 BPS semi-annually	06/20/17	1,380	(88)
Republic of Philippines, 10.63%, 03/16/25	Citibank, N.A.	Buy	199 BPS quarterly	06/20/11	300	(2)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	199 BPS quarterly	06/20/11	730	(4)
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	221 BPS quarterly	06/20/11	365	(5)
Republic of Philippines, 10.63%, 03/16/25	Morgan Stanley Capital Services	Buy	132 BPS quarterly	12/20/11	400	10
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	103 BPS quarterly	06/20/12	690	30
Republic of Philippines, 10.63%, 03/16/25	Deutsche Bank AG, New York	Buy	116 BPS quarterly	09/20/12	3,820	165
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	370	10
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	3,850	98
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	1,000	(14)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	1,170	7
Republic of Venezuela, 9.25%, 09/15/27	Barclays Bank plc	Sell	172.1 BPS semi-annually	03/20/12	1,520	(157)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	160.42 BPS semi-annually	04/20/12	870	(97)
Republic of Venezuela, 9.25%, 09/15/27	Deutsche Bank AG, New York	Sell	162 BPS semi-annually	04/20/12	410	(46)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	160.5 BPS semi-annually	04/20/12	210	(24)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	161 BPS semi-annually	04/20/12	3,000	(335)
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	169 BPS semi-annually	04/20/12	750	(82)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	218 BPS semi-annually	06/20/12	3,990	(395)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	222 BPS semi-annually	06/20/12	860	(84)
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	203 BPS semi-annually	06/20/12	510	53
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products (y)	Buy	266 BPS semi-annually	07/20/12	380	33
Republic of Venezuela, 9.25%, 09/15/27	Bear Stearns Credit Products (y)	Sell	250.4 BPS semi-annually	07/20/12	1,550	(142)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Buy	260 BPS semi-annually	07/20/12	170	15
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Buy	257 BPS semi-annually	07/20/12	960	86
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Buy	255 BPS semi-annually	07/20/12	770	69
Republic of Venezuela, 9.25%, 09/15/27	Union Bank of Switzerland AG	Sell	251 BPS semi-annually	07/20/12	1,550	(142)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	301.3 BPS semi-annually	08/20/12	1,680	(131)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	570 BPS semi-annually	08/20/12	670	12
Republic of Venezuela, 9.25%, 09/15/27	Morgan Stanley Capital Services	Sell	340 BPS semi-annually	08/20/12	90	(6)
Republic of Venezuela, 9.25%, 09/15/27	Lehman Brothers Special Financing	Sell	312 BPS semi-annually	10/20/12	15,030	(1,007)
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	1,190	(18)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	120	(2)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	1,190	4
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	120	1
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	90 BPS semi-annually	07/20/10	500	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Sell	101 BPS semi-annually	07/20/10	2,000	6
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	77 BPS semi-annually	08/20/10	70	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	75 BPS semi-annually	08/20/10	750	4
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	90 BPS semi-annually	08/20/10	300	— (h)
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	64 BPS semi-annually	09/20/10	400	3
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	53 BPS semi-annually	08/20/11	660	13
Russian Federation, 7.50%, 03/31/30	Morgan Stanley Capital Services	Buy	50 BPS semi-annually	11/20/11	740	18
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products (y)	Sell	45.5 BPS semi-annually	12/20/11	600	(16)

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	51 BPS semi-annually	12/20/11	1,580	(39)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	1,360	(33)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	1,270	(34)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	1,200	(32)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	47.5 BPS semi-annually	04/20/12	530	15
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Buy	49.5 BPS semi-annually	04/20/12	350	10
United Mexican States, 7.50%, 04/08/33	Morgan Stanley Capital Services	Buy	96 BPS semi-annually	07/20/10	2,000	(22)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	81 BPS semi-annually	08/20/10	70	— (h)
United Mexican States, 8.30%, 08/15/31	Citibank, N.A.	Sell	105 BPS semi-annually	06/20/10	1,000	11
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	1,360	2
VTB Capital S.A. for Vneshtorgbank, 7.50%, 10/12/11	Lehman Brothers Special Financing	Sell	109 BPS semi-annually	04/20/11	5,180	257
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	790	(69)
						(5,144)

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 31,200	49
Morgan Stanley Capital Services	OGK/Rushydro’s, 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/Rushydro’s, 12/13/13 quarterly	12/25/10	RUB 99,740	192
						241

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   43

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 70.1%
	Asset-Backed Securities — 19.9%
434	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.62%, 02/15/12 (e) (m)	433
500	Ameriquest Mortgage Securities, Inc., Series 2005-R2, Class M2, FRN, 3.62%, 04/25/35 (m)	430
1,400	Arkle Master Issuer plc (United Kingdom), Series 2006-1A, Class 3A, FRN, 3.12%, 08/17/11 (e) (m)	1,390
400	Asset Backed Funding Certificates, Series 2005-HE1, Class M2, FRN, 3.58%, 03/25/35 (m)	357
279	Bear Stearns Asset Backed Securities Trust, Series 2005-HE3, Class M1, FRN, 3.57%, 03/25/35 (m) (y)	240
	Capital One Auto Finance Trust,
750	Series 2007-B, Class A3B, FRN, 3.12%, 04/15/12 (m)	714
750	Series 2007-B, Class A4, FRN, 3.15%, 04/15/14 (m)	675
366	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A3, FRN, 3.31%, 02/25/36	341
695	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, FRN, 3.52%, 12/25/33	575
	Countrywide Asset-Backed Certificates,
117	Series 2004-6, Class 2A4, FRN, 3.58%, 11/25/34 (m)	105
156	Series 2005-BC1, Class M2, FRN, 3.58%, 05/25/35 (m)	133
659	Countrywide Home Equity Loan Trust, Series 2003-C, Class A, FRN, 3.39%, 05/15/29 (m)	543
2,600	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B, FRN, 3.25%, 10/25/36 (m)	2,169
689	Equifirst Loan Securitization Trust, Series 2007-1, Class A2A, FRN, 3.20%, 04/25/37	643
2,500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2C, FRN, 3.30%, 10/25/36	2,145
514	Fleet Home Equity Loan Trust, Series 2003-1, Class A, FRN, 3.36%, 01/20/33	429
500	Helios Finance LP (Cayman Islands), Series 2001-S1, Class B1, FRN, 3.81%, 10/20/14 (e) (i)	454
800	HSI Asset Securitization Corp. Trust, Series 2006-OPT3, Class 3A3, FRN, 3.31%, 02/25/36	675
1,500	K2 (USA) LLC, Series 2007-2D, VAR, 5.81%, 02/15/09 (f) (i) (s) (v)	335
2,100	Links Finance LLC, FRN, 5.24%, 09/15/08 (e) (f) (i) (s)	630
550	MBNA Credit Card Master Note Trust, Series 2005-A5, Class A5, FRN, 3.12%, 12/15/10	549
150	Morgan Stanley ABS Capital I, Series 2005-HE2, Class M3, FRN, 3.62%, 01/25/35	126
278	Nationstar NIM Trust (Cayman Islands), Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	167
413	New Century Home Equity Loan Trust, Series 2004-3, Class M1, FRN, 3.76%, 11/25/34	367
308	Nomura Asset Acceptance Corp., Series 2006-WF1, Class A1, FRN, 3.23%, 06/25/36	304
	Option One Mortgage Loan Trust,
81	Series 2002-1, Class A, FRN, 3.71%, 02/25/32	78
300	Series 2005-2, Class M1, FRN, 3.58%, 05/25/35	263
550	Park Place Securities, Inc., Series 2004-WHQ2, Class M2, FRN, 3.76%, 02/25/35	471
350	Residential Asset Securities Corp., Series 2005-KS11, Class M2, FRN, 3.56%, 12/25/35	284
160	Residential Funding Mortgage Securities II Inc., Series 2003-HS4, Class A1B, FRN, 3.40%, 01/25/29	138
	Securitized Asset Backed Receivables LLC Trust,
500	Series 2005-OP1, Class M2, FRN, 3.58%, 01/25/35	433
781	Series 2006-OP1, Class A2B, FRN, 3.34%, 10/25/35	769
300	Sigma Finance Corp. (Cayman Islands), FRN, 5.51%, 09/15/08 (e) (f) (i) (s)	235
462	Wachovia Asset Securitization, Inc., Series 2004-HE1, Class A, FRN, 3.35%, 06/25/34	440
1,800	Wells Fargo Home Equity Trust, Series 2006-3, Class A2, FRN, 3.29%, 01/25/37	1,503
1,000	William Street Funding Corp., Series 2005-1, Class A, FRN, 4.12%, 01/23/11 (e) (i)	945
	Total Asset-Backed Securities (Cost $25,694)	20,488
	Collateralized Mortgage Obligations — 14.9%
	Agency CMO — 3.0%
	Federal Home Loan Mortgage Corp., REMICS,
1,669	Series 2638, Class KI, IO, 5.00%, 11/15/27	122
2,366	Series 2645, Class SB, IF, IO, 3.98%, 07/15/27	180
821	Series 2686, Class FL, FRN, 3.52%, 03/15/28	818
863	Series 2827, Class AS, IF, IO, 3.98%, 06/15/22	50
1,242	Series 2928, Class IN, IO, 5.00%, 10/15/24	68
1,103	Series 2975, Class IO, IO, 5.50%, 06/15/26	69
	Federal National Mortgage Association, REMICS,
224	Series 2002-36, Class FS, FRN, 3.63%, 06/25/32	226
333	Series 2002-36, Class FT, FRN, 3.63%, 06/25/32	336
4,786	Series 2002-81, Class SJ, IF, IO, 4.37%, 04/25/32	477
635	Series 2003-121, Class FC, FRN, 3.54%, 02/25/28	632
1,529	Series 2005-51, Class KI, IO, 5.50%, 01/25/25	69
1,039	Series 2005-63, Class PK, IO, 5.50%, 10/25/24	42
		3,089

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — 11.9%
	Countrywide Alternative Loan Trust,
1,164	Series 2006-OA2, Class A1, FRN, 3.32%, 05/20/46 (m)	996
2,548	Series 2006-OA19, Class A1, FRN, 3.29%, 02/20/47 (m)	2,160
825	Series 2006-OA21, Class A1, FRN, 3.30%, 03/20/47	706
	Countrywide Home Loan Mortgage Pass Through Trust,
3	Series 2002-31, Class A3, 5.75%, 01/25/33 (m)	3
1,067	Series 2005-2, Class 2A3, FRN, 3.48%, 03/25/35 (m)	998
604	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, FRN, 3.45%, 08/19/45	546
	Harborview Mortgage Loan Trust,
261	Series 2005-10, Class 2A1A, FRN, 3.43%, 11/19/35	222
1,130	Series 2006-14, Class 2A1A, FRN, 3.27%, 03/19/38	958
685	Residential Accredit Loans, Inc., Series 2006-QA9, Class A1, FRN, 3.31%, 11/25/36	550
	Thornburg Mortgage Securities Trust,
415	Series 2003-2, Class A1, FRN, 3.81%, 04/25/43	405
3,657	Series 2006-6, Class A1, FRN, 3.25%, 11/25/46	3,473
	WaMu Mortgage Pass Through Certificates,
635	Series 2005-AR9, Class A1A, FRN, 3.45%, 07/25/45	591
784	Series 2005-AR13, Class A1A1, FRN, 3.43%, 10/25/45	717
		12,325
	Total Collateralized Mortgage Obligations (Cost $16,703)	15,414
	Commercial Mortgage-Backed Securities — 1.8%
500	CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A3, 6.39%, 08/15/36	511
953	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	944
423	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 3.24%, 09/15/21 (e)	405
	Total Commercial Mortgage-Backed Securities (Cost $1,884)	1,860
	Corporate Bonds — 26.3%
	Capital Markets — 2.8%
500	Citigroup Funding, Inc., FRN, 5.30%, 03/02/09 (m)	498
1,000	Citigroup Global Markets Holdings, Inc., FRN, 5.19%, 03/07/08 (m)	1,000
850	Goldman Sachs Group, Inc. (The), FRN, 4.94%, 06/28/10	825
400	Lehman Brothers Holdings, Inc., FRN, 3.17%, 11/16/09	385
300	Lehman Brothers Holdings Capital Trust VIII, 3.92%, 05/31/12 (x)	214
		2,922
	Commercial Banks — 5.6%
1,000	BAC Capital Trust XIII, FRN, 5.39%, 03/15/43 (m) (x)	740
800	Banco Sabadell S.A. (Spain), FRN, 3.95%, 04/23/10 (e) (m)	766
1,600	Glitnir Banki HF (Iceland), FRN, 4.42%, 10/15/08 (e) (m)	1,601
200	ICICI Bank Ltd. (India), FRN, 4.92%, 01/12/10 (e)	192
600	Landsbanki Islands HF (Iceland), FRN, 3.79%, 08/25/09 (e)	581
1,900	Wells Fargo & Co., FRN, 3.67%, 01/29/10	1,904
		5,784
	Computers & Peripherals — 0.8%
800	Hewlett-Packard Co., FRN, 0.00%, 09/03/09	800
	Consumer Finance — 4.1%
1,400	Aiful Corp. (Japan), 6.00%, 12/12/11 (e) (m)	1,363
1,000	American Honda Finance Corp., FRN, 5.17%, 09/18/08 (e) (m)	1,000
350	Capital One Financial Corp., FRN, 5.43%, 09/10/09 (m)	340
1,550	International Lease Finance Corp., FRN, 3.31%, 05/24/10	1,481
		4,184
	Diversified Financial Services — 2.7%
800	General Electric Capital Corp., FRN, 5.09%, 06/15/09	799
1,400	IBM International Group Capital LLC, FRN, 3.65%, 07/29/09	1,403
600	ZFS Finance USA Trust III, FRN, 6.14%, 12/15/65 (e)	577
		2,779
	Electric Utilities — 0.5%
500	Pepco Holdings Inc., FRN, 5.75%, 06/01/10	499
	Household Products — 0.8%
850	Procter & Gamble International Funding SCA (Luxembourg), FRN, 3.29%, 08/19/09	850
	Insurance — 2.4%
500	Allstate Life Global Funding Trusts, FRN, 3.69%, 02/26/10 (m)	495
2,000	Principal Life Income Funding Trusts, FRN, 5.10%, 06/06/08 (m)	1,998
		2,493

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   45

JPMorgan Enhanced Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — 0.2%
200	Viacom, Inc., FRN, 5.34%, 06/16/09	195
	Metals & Mining — 0.5%
550	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.42%, 11/13/09 (e)	534
	Multi-Utilities — 0.7%
700	Dominion Resources Inc., FRN, 3.25%, 11/14/08 (m)	696
	Real Estate Investment Trusts (REITs) — 0.9%
	iStar Financial Inc.,
650	FRN, 5.33%, 09/15/09	569
425	FRN, 5.54%, 03/16/09 (m)	382
		951
	Thrifts & Mortgage Finance — 3.9%
900	CAM U.S. Finance S.A. Sociedad Unipersonal (Spain), FRN, 3.39%, 02/01/10 (e) (m)	865
	Countrywide Financial Corp.,
160	FRN, 5.10%, 03/24/09 (m)	144
950	FRN, 5.21%, 12/19/08 (m)	842
300	Sovereign Bancorp, Inc., FRN, 5.40%, 03/01/09 (m)	292
950	Washington Mutual Bank, FRN, 3.23%, 11/06/09	860
1,150	Washington Mutual, Inc., FRN, 3.23%, 08/24/09	1,067
		4,070
	Wireless Telecommunication Services — 0.4%
400	America Movil S.A.B. de C.V. (Mexico), FRN, 4.96%, 06/27/08 (m)	395
	Total Corporate Bonds (Cost $28,257)	27,152
	Mortgage Pass-Through Securities — 5.5%
	Federal National Mortgage Association, 15 Year, Single Family,
5,400	TBA, 6.00%, 03/25/22	5,577
	30 Year, Single Family,
100	TBA, 6.50%, 03/25/38	104
	Total Mortgage Pass-Through Securities (Cost $5,676)	5,681
	U.S. Treasury Obligation — 0.7%
659	U.S. Treasury Inflation Indexed Bond, 2.63%, 07/15/17 (k) (Cost $714)	752
	Certificate of Deposit — 1.0%
1,000	Deutsche Bank AG, (Germany) FRN, 3.57%, 02/16/10 (Cost $1,000)	1,000
	Total Long-Term Investments (Cost $79,928)	72,347
Short-Term Investments — 36.1%
	Certificates of Deposit — 5.6%
700	Bank of Ireland, (Ireland) FRN, 0.00%, 03/03/09 (m)	700
1,600	Barclays Bank plc, (United Kingdom) 3.75%, 07/18/08 (m)	1,604
1,500	National Bank of Canada, (Canada) 3.28%, 07/29/08 (m)	1,502
2,000	Societe Generale (France), 3.40%, 04/23/08 (m)	2,001
	Total Certificates of Deposit (Cost $5,800)	5,807
	Commercial Paper — 9.0% (n)
1,100	Alpine Securitization Corp., 2.96%, 08/13/08 (m)	1,084
1,000	BNZ International Funding Ltd., 2.98%, 08/20/08 (m)	986
2,000	Charta Corp., 5.34%, 03/25/08 (m)	1,995
	CRC Funding LLC,
1,100	2.96%, 08/13/08 (e) (m)	1,084
2,000	5.34%, 03/25/08 (e) (m)	1,995
2,100	St. George Bank Ltd., 3.29%, 04/22/08 (m)	2,090
	Total Commercial Paper (Cost $9,233)	9,234

SHARES
Investment Company — 21.3%
21,994	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $21,994)	21,994

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.2%
195	U.S. Treasury Bill, 3.03%, 04/03/08 (k) (n) (Cost $194)	195
	Total Short-Term Investments (Cost $37,221)	37,230
	Total Investments — 106.2% (Cost $117,149)	109,577
	Liabilities in Excess of Other Assets — (6.2)%	(6,399)
	NET ASSETS — 100.0%	$103,178

Percentages indicated are based on net assets.(Amounts in thousands, except number of contracts)

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
45	Eurodollar	March, 2008	$10,934	$131
19	2 Year U.S. Treasury Note	June, 2008	4,084	34
34	10 Year U.S. Treasury Note	June, 2008	3,988	96
9	Eurodollar	June, 2008	2,197	1
	Short Futures Outstanding
(55)	5 Year U.S. Treasury Note	June, 2008	(6,284)	(105)
(16)	10 Year U.S. Treasury Note	June, 2008	(1,877)	(44)
(3)	Eurodollar	June, 2008	(732)	(13)
(4)	Eurodollar	September, 2008	(978)	(16)
(4)	Eurodollar	December, 2008	(978)	(15)
(9)	Eurodollar	June, 2009	(2,196)	— (h)
				$69

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (100)	FNMA, 30 Year, Single Family, TBA, 6.50%, 04/25/38	$(103)
	(Proceeds received of $110.)

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Merrill Lynch Capital Services	5.12% semi-annually	3 month LIBOR quarterly	02/23/12	$1,330	$(99)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Aiful Corp., 4.45%, 02/16/10	Morgan Stanley Capital Services	Buy	52.5 BPS quarterly	12/20/11	$1,400	$115
Ambac Financial Group, Inc., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	2,400	(68)
ArcelorMittal, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,000	(2)
Banca Italease S.p.A., 4.66%, 10/15/09	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	1,800	(20)
CDX.NA.IG.9	Lehman Brothers Special Financing [1]	Buy	60 BPS quarterly	12/20/12	6,000	263
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	4,800	(6)
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	1,300	(1)
ICICI Bank, Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	700	— (h)
Merrill Lynch & Co., 6.00%, 02/17/09	Bear Stearns Credit Products, Inc. (y)	Sell	10 BPS quarterly	03/20/08	3,900	(5)
Morgan Stanley, 6.60%, 04/01/12	Royal Bank of Scotland	Sell	20 BPS quarterly	09/20/08	1,500	(17)
						$259

[1] Premiums paid of $39.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   47

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 106.5%
	Asset-Backed Securities — 1.7%
597	GSAMP Trust, Series 2005-WMC2, Class A2B, FRN, 3.40%, 11/25/35 (m)	586
587	Residential Asset Securities Corp, Series 2005-KS10, Class 1A2, FRN, 3.39%, 11/25/35 (m)	563
250	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M2, FRN, 3.68%, 12/25/35 (i)	179
	Total Asset-Backed Securities (Cost $1,434)	1,328
	Collateralized Mortgage Obligations — 5.7%
	Agency CMO — 2.4%
	Federal National Mortgage Association, REMICS,
505	Series 2003-26, Class QF, FRN, 3.54%, 10/25/17 (m)	507
412	Series 2003-90, Class FL, FRN, 3.58%, 03/25/31 (m)	410
975	Series 2006-60, Class DF, FRN, 3.56%, 04/25/35 (m)	975
		1,892
	Non-Agency CMO — 3.3%
	Adjustable Rate Mortgage Trust,
222	Series 2005-12, Class 5A1, FRN, 3.39%, 03/25/36 (m)	184
572	Series 2006-3, Class 4A11, FRN, 3.31%, 08/25/36 (m)	467
400	Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR6, Class 2A1A, FRN, 3.41%, 10/19/45 (m)	369
	Harborview Mortgage Loan Trust,
361	Series 2005-8, Class 1A2A, FRN, 3.45%, 09/19/35 (m)	323
396	Series 2005-11, Class 2A1A, FRN, 3.43%, 08/19/45 (m)	361
171	Series 2006-8, Class 2A1A, FRN, 3.30%, 08/21/36 (m)	146
412	Indymac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, FRN, 3.44%, 10/25/36 (m)	367
404	Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1, FRN, 3.32%, 04/25/46 (m)	346
		2,563
	Total Collateralized Mortgage Obligations (Cost $4,828)	4,455
	Corporate Bonds — 1.9%
	Capital Markets — 0.7%
500	Merrill Lynch & Co., Inc., FRN, 3.33%, 10/27/08 (m)	493
	Diversified Telecommunication Services — 0.3%
250	AT&T, Inc., FRN, 3.28%, 11/14/08 (m)	250
	Oil, Gas & Consumable Fuels — 0.9%
683	Gazprom International S.A. (Russia), 7.20%, 02/01/20 (i)	701
	Total Corporate Bonds (Cost $1,454)	1,444
	Foreign Government Securities — 0.7%
	Citigroup Funding, Inc.,
105	0.00%, 05/12/08 (linked to Dominican Republic Government Bond, 0.00%, 05/12/08) (e) (i)	106
50	0.00%, 05/12/08 (linked to Dominican Republic Government Bond, 0.00%, 05/12/08) (e) (i)	50
170	15.00%, 06/20/12 (linked to Government of Ghana, 15.00%, 06/20/12) (e) (i)	147
EGP 500	Credit Suisse First Boston, 0.00%, 05/06/08 (linked to Egypt Treasury Bill, 0.00%, 05/06/08) (e) (i)	90
160	IIRSA Norte Finance Ltd. (Peru), 8.75%, 05/30/24	179
	Total Foreign Government Securities (Cost $599)	572
	Mortgage Pass-Through Securities — 14.7%
	Federal National Mortgage Association, 30 Year, Single Family,
1,190	TBA, 5.00%, 04/25/37	1,170
1,385	TBA, 5.50%, 03/25/37 - 04/25/37	1,390
4,800	TBA, 6.00%, 04/25/37	4,894
3,825	TBA, 6.50%, 03/25/38	3,964
	Total Mortgage Pass-Through Securities (Cost $11,370)	11,418
	U.S. Treasury Obligations — 81.8%
	U.S. Treasury Inflation Indexed Bonds,
1,064	2.38%, 01/15/25 (m)	1,166
1,786	2.38%, 01/15/27 (m)	1,970
805	3.63%, 04/15/28 (m)	1,061
677	3.88%, 04/15/29 (m)	930
	U.S. Treasury Inflation Indexed Notes,
4,757	0.88%, 04/15/10 (m)	4,897
4,136	1.63%, 01/15/15 (m)	4,379
7,703	1.88%, 07/15/13 (m)	8,339

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
4,309	1.88%, 07/15/15 (m)	4,642
3,001	2.00%, 01/15/14 (m)	3,258
5,102	2.00%, 07/15/14 (m)	5,549
3,429	2.00%, 01/15/16	3,717
3,969	2.38%, 04/15/11	4,292
786	2.38%, 01/15/17	878
484	2.60%, 07/15/16	544
3,188	2.63%, 07/15/17	3,637
6,046	3.00%, 07/15/12 (m)	6,828
2,402	3.50%, 01/15/11 (m)	2,672
2,651	3.88%, 01/15/09 (m)	2,761
1,854	4.25%, 01/15/10 (m)	2,026
	Total U.S. Treasury Obligations (Cost $58,629)	63,546
	Total Long-Term Investments (Cost $78,314)	82,763

NUMBER OF CONTRACTS
Options Purchased — 2.0%
	Call Options Purchased — 0.5%
7	90 Day Eurodollar Futures, Expiring 03/17/08 @ $95.75, American Style	25
23	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	17
1	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.63, American Style	1
25	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	31
25	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	37
10	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $112.50, American Style	19
32	10 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $118.00, American Style	25
8	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	22
11	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $118.00, American Style	18
168	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $119.50, American Style	189

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE

	Receiver Options Purchased on Interest Rate Swaps:
AUD 7,200	Expiring 4/21/08. If exercised the Fund receives quarterly 7.00% and pays quarterly 3 month AUD-BBR-BBSW expiring 04/22/09, European Style. Counterparty: Union Bank of Switzerland AG (r)	1
	Total Call Options Purchased	385
	Interest Rate Caps & Floors — 0.2%
10,459	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	6
10,459	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	134
	Total Interest Rate Caps & Floors	140
	Receiver/Payer Straddles on Interest Rate Swaps — 1.0%
2,269	Expires 01/31/13. If exercised the Fund pays/receives semi-annually 5.36% and receives/pays quarterly floating 3 month LIBOR expiring 02/04/23, European Style. Counterparty: Credit Suisse International (r)	264
2,289	Expires 02/13/13. If exercised the Fund pays/receives semi-annually 5.62% and receives/pays quarterly floating 3 month LIBOR expiring 02/15/23, European Style. Counterparty: Barclays Bank plc (r)	264
2,316	Expires 2/21/13. If exercised the Fund pays/receives semi-annually 5.60% and receives/pays quarterly floating 3 month LIBOR expiring 02/23/23, European Style. Counterparty: Barclays Bank plc (r)	267
	Total Receiver/Payer Straddles on Interest Rate Swaps	795

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   49

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — Continued
	Put Options Purchased — 0.3%
23	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	9
3	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $111.50, American Style	—	(h)
50	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $110.00, American Style	10
16	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $111.00, American Style	5
5	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $113.00, American Style	3
8	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	12
9	20 Year U.S. Treasury Bond Futures, Expiring 03/20/08 @ $115.00, American Style	4
6	20 Year U.S. Treasury Bond Futures, Expiring 05/23/08 @ $112.00, American Style	5

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps:
AUD 6,130	Expiring 04/21/08. If exercised the Fund pays quarterly 7.50% and receives quarterly 3 month AUD-BBR-BBSW expiring 04/22/09, European Style. Counterparty: Deutsche Bank AG, New York (r)	23
1,149	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly floating 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	42
1,697	Expiring 07/23/08. If exercised the Fund pays semi-annually 5.03% and receives quarterly floating 3 month LIBOR expiring 07/25/38, European Style. Counterparty: Lehman Brothers Special Financing (r)	75
	Total Put Options Purchased	188
	Total Options Purchased (Cost $1,276)	1,508

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments — 4.7%
	Investment Company — 4.3%
3,362	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $3,362)	3,362

PRINCIPAL AMOUNT
	U.S. Treasury Obligation — 0.4%
300	U.S. Treasury Bill, 1.96%, 06/12/08 (k) (m) (n) (Cost $298)	298
	Total Short-Term Investments (Cost $3,660)	3,660
	Total Investments — 113.2% (Cost $83,250)	87,931
	Liabilities in Excess of Other Assets — (13.2)%	(10,236)
	NET ASSETS — 100.0%	$77,695

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	5 Year Swap	March, 2008	224	5
7	10 Year Australia Bond	March, 2008	611	1
5	10 Year Swap	March, 2008	572	16
3	Euro-Bobl	March, 2008	507	5
30	3 Month Euro-Swiss Franc LIFFE	June, 2008	7,012	— (h)
15	2 Year U.S. Treasury Note	June, 2008	3,224	20
72	5 Year U.S. Treasury Note	June, 2008	8,226	111
78	10 Year U.S. Treasury Note	June, 2008	9,148	168
28	Eurodollar	June, 2008	6,835	60
2	U.S. Treasury Bond	June, 2008	237	7
109	3 Month EURIBOR	December, 2008	39,922	34
3	Eurodollar	March, 2009	733	8

	Short Futures Outstanding
(29)	3 Year Australia Bond	March, 2008	(2,522)	(1)
(12)	Euro-Bund	March, 2008	(2,133)	(27)
(7)	Eurodollar	March, 2008	(1,701)	(5)
(18)	30 Day Federal Funds	April, 2008	(7,326)	(8)
(2)	30 Day Interbank	April, 2008	(426)	— (h)
(4)	2 Year U.S. Treasury Note	June, 2008	(860)	(7)
(125)	5 Year U.S. Treasury Note	June, 2008	(14,281)	(225)
(34)	10 Year U.S. Treasury Note	June, 2008	(3,988)	(83)
(1)	Eurodollar	June, 2008	(244)	— (h)
(3)	U.S. Treasury Bond	June, 2008	(356)	(9)
(11)	90 Day Bank Bill	September, 2008	(9,438)	(3)
(28)	Eurodollar	June, 2009	(6,831)	(19)
				48

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 02/29/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,346,596	AUD	05/16/08	1,199		1,242		43
5,876	CAD	05/16/08	6		6		—	(h)
3,644	CAD for
4,245	AUD	03/26/08	4	#	4	#	—	(h)
342,001	CAD for
373,267	AUD	05/16/08	344	#	347	#	3
13,279	CAD for
99,615	ZAR	03/26/08	13	#	13	#	—	(h)
994,813	CHF	05/16/08	905		955		50
100,341	CZK	05/16/08	6		6		—	(h)
12,620	EUR	03/26/08	19		19		—	(h)
263,884	EUR	05/16/08	388		400		12
7,399	EUR for
5,524	GBP	03/26/08	11	#	11	#	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   51

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 02/29/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
175,898	EUR for
132,983	GBP	05/16/08	263	#	266	#	3
20,472	EUR for
5,497,645	HUF	05/16/08	31	#	31	#	—	(h)
11,891	EUR for
1,189,621	ISK	05/16/08	18	#	18	#	—	(h)
20,223	EUR for
74,779	RON	05/16/08	30	#	31	#	1
206,052	EUR for
1,919,632	SEK	05/16/08	310	#	312	#	2
11,897	GBP	03/26/08	23		24		1
422,456	GBP	05/16/08	825		835		10
6,332	GBP for
8,431	EUR	03/26/08	13	#	13	#	—	(h)
129,420	GBP for
171,298	EUR	05/16/08	259	#	256	#	(3)
16,815,824	HUF	05/16/08	92		95		3
20,989	ILS	05/16/08	6		6		—	(h)
3,533,933	ISK	05/16/08	51		52		1
1,523,592	ISK for
15,186	EUR	05/16/08	23	#	23	#	—	(h)
46,357,236	JPY	05/16/08	433		448		15
27,409,107	JPY for
133,421	GBP	05/16/08	264	#	265	#	1
2,675,162	MXN	05/16/08	247		248		1
4,011,455	NOK	05/16/08	731		765		34
1,835,604	NOK for
345,203	CAD	05/16/08	350	#	350	#	—	(h)
312,105	NZD	05/16/08	248		247		(1)
442,909	PLN	03/26/08	183		190		7
36,743	PLN for
10,218	EUR	05/16/08	15	#	16	#	1
66,627	RON	05/16/08	26		27		1
150,706	RON for
40,790	EUR	05/16/08	62	#	60	#	(2)
4,963,495	SEK	05/16/08	774		802		28
21,465	SEK for
368,401	JPY	03/26/08	4	#	3	#	(1)
81,878	SGD	05/16/08	58		59		1
525,121	SKK	05/16/08	23		24		1

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 02/29/08		NET UNREALIZED APPRECIATION (DEPRECIATION)
169,224	SKK for
5,112	EUR	05/16/08	8	#	8	#	— (h)
182,360	TRY	05/16/08	148		146		(2)
398,194	ZAR	03/26/08	58		51		(7)
138,852	ZAR	05/16/08	18		17		(1)
132,605	ZAR for
12,682	EUR	03/26/08	19	#	17	#	(2)
			8,508		8,708		200

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
12,918	AUD	03/26/08	11	12	(1)
57,783	AUD	05/16/08	52	53	(1)
33,311	CAD	03/26/08	33	34	(1)
504,949	CAD	05/16/08	504	512	(8)
40,000	CHF	03/26/08	36	38	(2)
702,885	CHF	05/16/08	638	675	(37)
308,716	CZK	05/16/08	18	19	(1)
107,561	EUR	03/26/08	157	163	(6)
1,688,226	EUR	05/16/08	2,458	2,557	(99)
50,225	GBP	03/26/08	102	100	2
215,573	GBP	05/16/08	419	426	(7)
3,173,186	HUF	05/16/08	17	18	(1)
102,126	ILS	05/16/08	28	28	— (h)
3,161,005	JPY	03/26/08	29	30	(1)
43,807,879	JPY	05/16/08	409	424	(15)
431,351	MXN	05/16/08	40	40	— (h)
491,239	NOK	05/16/08	90	94	(4)
2,462	NZD	03/26/08	2	2	— (h)
1,022,571	NZD	05/16/08	792	808	(16)
510,355	PLN	03/26/08	209	219	(10)
14,308	PLN	05/16/08	6	6	— (h)
29,397	RON	05/16/08	12	12	— (h)
68,243	SEK	03/26/08	11	11	— (h)
589,635	SEK	05/16/08	92	95	(3)
412,068	SGD	05/16/08	292	296	(4)
2,270,983	SKK	05/16/08	100	106	(6)
35,807	TRY	05/16/08	29	29	— (h)
591,966	ZAR	03/26/08	81	75	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   53

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
160,565	ZAR	05/16/08	21	20	1
			6,688	6,902	(214)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 2/29/08 of the currency being sold, and the value at 02/29/08 is the U.S. Dollar market value of the currency being purchased.

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(1,190)	FNMA, 30 Year, Single Family, TBA, 5.00%, 03/25/38	(1,172)
(2,955)	FNMA, 30 Year, Single Family, TBA, 6.00%, 03/25/38	(3,019)
(425)	FNMA, 30 Year, Single Family, TBA, 6.50%, 04/25/38	(439)
	(Proceeds received of $4,689.)	(4,630)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.75	06/16/08	60	(27)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	50	(31)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	50	(41)
1 Year Eurodollar Mid-Curve, American Style	95.75	03/14/08	3	(15)
1 Year Eurodollar Mid-Curve, American Style	97.63	06/13/08	1	(1)
5 Year U.S. Treasury Note Futures, American Style	113.50	03/20/08	10	(12)
10 Year U.S. Treasury Note Futures, American Style	114.50	05/23/08	32	(118)
10 Year U.S. Treasury Note Futures, American Style	116.50	05/23/08	139	(339)
10 Year U.S. Treasury Note Futures, American Style	120.00	05/23/08	32	(31)
(Premiums received of $387.)				(615)

Receiver Options Written on Interest Rate Swaps*****

COUNTERPARTY	EXERCISE RATE(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually*	07/15/08	07/17/13	3,145	(32)
Lehman Brothers Special Financing	3.73% semi-annually*	07/23/08	07/25/13	4,495	(62)
Union Bank of Switzerland AG	7.20% semi-annually**	04/21/08	04/22/09	AUD 7,200	(1)
(Premiums received of $108.)					(95)

Receiver/Payer Straddles on Interest Rate Swaps*****

COUNTERPARTY	EXERCISE RATE***(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	4.86% semi-annually	02/17/09	02/19/19	1,522	(125)
Lehman Brothers Special Financing	4.80% semi-annually	02/23/09	02/25/19	1,688	(138)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	8,629	(110)
(Premiums received of $307.)					(373)

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.25	06/16/08	60	(12)
5 Year U.S. Treasury Note Futures, American Style	110.00	03/20/08	3	—
10 Year U.S. Treasury Note Futures, American Style	111.50	05/23/08	5	(2)
10 Year U.S. Treasury Note Futures, American Style	115.00	05/23/08	3	(3)
10 Year U.S. Treasury Note Futures, American Style	115.50	05/23/08	25	(31)
20 Year U.S. Treasury Bond Futures, American Style	110.00	05/23/08	6	(3)
20 Year U.S. Treasury Bond Futures, American Style	112.00	05/23/08	9	(1)
(Premiums received of $83.)				(52)

Payer Options Written on Interest Rate Swaps*****

COUNTERPARTY	EXERCISE RATE****(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	7.67% quarterly	04/21/08	04/22/09	AUD 12,260	(32)
(Premiums received of $4.)

*	The Fund would receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would receive a floating rate based on 3-month AUD-BBR-BBSW, if exercised.

***	The Fund would pay/receive a floating rate based on 3-month USD LIBOR, if exercised.

****	The Fund would pay a floating rate based on 3-month AUD-BBR-BBSW, if exercised.

*****	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	1,230	(116)
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	2,285	113
Barclays Bank plc	4.44% semi-annually	3 month LIBOR quarterly	05/18/16	580	(17)
Barclays Bank plc	Inflation-linked to GBP LIBOR annually	3.54% annually	10/04/32	GBP 290	(12)
Barclays Bank plc	Inflation-linked to GBP LIBOR annually	3.48% annually	01/07/33	GBP 340	(18)
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	645	(16)
BNP Paribas	4.34% annually	3 month STIBOR quarterly	05/27/10	SEK 23,700	5
BNP Paribas	6 month CAD-BA-CDOR semi-annually	3.85% semi-annually	01/26/11	CAD 3,290	9
BNP Paribas	6 month CAD-BA-CDOR semi-annually	3.85% semi-annually	01/30/11	CAD 2,400	6
BNP Paribas	6 month CAD-BA-CDOR semi-annually	4.39% semi-annually	01/11/12	CAD 1,500	8
BNP Paribas	3 month JIBAR quarterly	8.24% quarterly	02/21/12	ZAR 1,750	(15)
BNP Paribas	4.18% annually	6 month EURIBOR semi-annually	02/23/12	EUR 170	(3)
BNP Paribas	3 month JIBAR quarterly	8.40% quarterly	02/28/12	ZAR 2,070	(17)
BNP Paribas	4.10% annually	6 month EURIBOR semi-annually	03/02/12	EUR 200	(8)
BNP Paribas	4.25% semi-annually	6 month CAD-BA-CDOR semi-annually	01/26/14	CAD 1,400	(8)
BNP Paribas	4.22% semi-annually	6 month CAD-BA-CDOR semi-annually	01/30/14	CAD 1,030	(4)
BNP Paribas	6 month CAD-BA-CDOR semi-annually	4.28% semi-annually	02/13/14	CAD 1,600	9
BNP Paribas	4.55% semi-annually	3 month CAD-BA-CDOR quarterly	01/11/15	CAD 1,280	(8)
BNP Paribas	3 month STIBOR quarterly	4.73% annually	05/27/18	SEK 5,600	(2)
BNP Paribas	4.68% semi-annually	6 month CAD-BA-CDOR semi-annually	02/13/19	CAD 900	(9)
BNP Paribas	6 month CAD-BA-CDOR semi-annually	4.76% semi-annually	01/11/20	CAD 360	— (h)
Citibank, N.A.	0.83% at termination	3 month TIBOR quarterly	06/16/10	JPY 997,700	13
Citibank, N.A.	4.43% semi-annually	3 month LIBOR quarterly	01/11/18	340	— (h)
Citibank, N.A.	6 month TIBOR semi-annually	1.63% semi-annually	01/11/18	JPY 32,470	1

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   55

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International	3.95% semi-annually	3 month LIBOR quarterly	01/13/12	1,490	(5)
Credit Suisse International	3 month LIBOR quarterly	4.51% semi-annually	01/13/15	1,280	7
Credit Suisse International	4.96% semi-annually	3 month LIBOR quarterly	01/13/20	350	(1)
Deutsche Bank AG, New York	7.26% monthly	AUD-BBR-BBSW monthly	05/07/08	AUD 16,000	1
Deutsche Bank AG, New York	3.50% semi-annually	3 month LIBOR quarterly	08/31/12	4,270	(35)
Deutsche Bank AG, New York	9.50% quarterly	3 month JIBAR quarterly	11/12/12	ZAR 6,030	21
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	1,760	11
Deutsche Bank AG, New York	5.23% semi-annually	3 month LIBOR quarterly	10/19/17	575	(56)
Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	972	2
Deutsche Bank AG, New York	Inflation-linked to AUD-BBR-BBSW annually	3.14% annually	08/11/21	AUD 450	(17)
Goldman Sachs Capital Management	6 month BUBOR semi-annually	7.02% annually	10/03/09	HUF 332,710	(37)
Goldman Sachs Capital Management	9.82% quarterly	3 month JIBAR quarterly	11/28/12	ZAR 5,100	9
Goldman Sachs Capital Management	9.90% quarterly	3 month JIBAR quarterly	12/04/12	ZAR 16,990	21
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	1,100	(84)
HSBC Bank, N.A.	6.07% annually	6 month WIBOR semi-annually	02/21/10	PLN 5,150	6
HSBC Bank, N.A.	4.77% annually	6 month EURIBOR semi-annually	07/27/17	EUR 190	(24)
HSBC Bank, N.A.	6 month WIBOR semi-annually	5.60% annually	07/27/17	PLN 730	11
Lehman Brothers Special Financing	3 month LIBOR quarterly	3.69% semi-annually	08/31/12	3,993	62
Lehman Brothers Special Financing	3 month LIBOR quarterly	4.20% semi-annually	12/05/13	1,875	40
Lehman Brothers Special Financing	4.19% semi-annually	3 month LIBOR quarterly	02/15/15	1,713	(32)
Lehman Brothers Special Financing	4.38% semi-annually	3 month LIBOR quarterly	08/15/16	786	(15)
Lehman Brothers Special Financing	4.65% semi-annually	3 month LIBOR quarterly	12/05/18	1,056	(15)
Merrill Lynch Capital Services	6 month CAD-BA-CDOR semi-annually	3.53% semi-annually	02/19/10	CAD 4,920	11
Merrill Lynch Capital Services	6 month CAD-BA-CDOR semi-annually	3.69% semi-annually	01/23/11	CAD 3,260	— (h)
Merrill Lynch Capital Services	4.04% semi-annually	6 month CAD-BA-CDOR semi-annually	02/19/13	CAD 2,090	(17)
Merrill Lynch Capital Services	4.11% semi-annually	6 month CAD-BA-CDOR semi-annually	01/23/14	CAD 1,380	(1)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.99% annually	06/18/09	PLN 34,900	(64)
Morgan Stanley Capital Services	6 month GBP LIBOR semi-annually	4.87% semi-annually	03/20/10	GBP 2,330	3
Morgan Stanley Capital Services	9.65% quarterly	3 month JIBAR quarterly	11/21/12	ZAR 5,130	13
Morgan Stanley Capital Services	5.79% annually	6 month WIBOR semi-annually	06/18/17	PLN 4,810	14
Morgan Stanley Capital Services	4.92% annually	6 month EURIBOR semi-annually	06/26/17	EUR 190	(21)
Morgan Stanley Capital Services	6 month WIBOR semi-annually	5.68% annually	06/26/17	PLN 770	4
Morgan Stanley Capital Services	4.98% semi-annually	6 month GBP LIBOR semi-annually	03/20/18	GBP 560	2
Royal Bank of Scotland	3 month STIBOR quarterly	4.33% annually	06/03/10	SEK 22,800	—
Royal Bank of Scotland	5.51% annually	6 month NIBOR semi-annually	06/03/10	NOK 19,500	—
Royal Bank of Scotland	5.51% semi-annually	6 month GBP LIBOR semi-annually	09/10/17	GBP 570	(21)
Royal Bank of Scotland	6 month GBP LIBOR semi-annually	4.93% semi-annually	09/10/37	GBP 280	(1)
					(297)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.8	Bear Stearns Credit Products (y) [1]	Buy	175 BPS semi-annually	12/20/12	390	10
CDX.EM.8	Lehman Brothers Special Financing [2]	Buy	175 BPS semi-annually	12/20/12	190	5
CDX.EM.8	Lehman Brothers Special Financing [3]	Buy	175 BPS semi-annually	12/20/12	300	9
CDX.EM.8	Lehman Brothers Special Financing [4]	Buy	175 BPS semi-annually	12/20/12	370	11

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.NA.HY.9	Lehman Brothers Special Financing [5]	Sell	375 BPS quarterly	12/20/12	190	(22)
CDX.NA.HY.9	Lehman Brothers Special Financing [6]	Sell	375 BPS quarterly	12/20/12	300	(34)
CDX.NA.HY.9	Lehman Brothers Special Financing [7]	Sell	375 BPS quarterly	12/20/12	370	(43)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	341 BPS semi-annually	07/20/17	100	14
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	397 BPS semi-annually	08/20/17	30	3
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(5)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	8
Petroleos De Venezuela, 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi-annually	05/20/12	220	(24)
Petroleos De Venezuela, 5.50%, 04/12/37	Barclays Bank plc	Sell	397 BPS semi-annually	10/20/12	310	(21)
Petroleos De Venezuela, 5.50%, 04/12/37	Union Bank of Switzerland AG	Sell	398 BPS semi-annually	10/20/12	160	(11)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	341 BPS semi-annually	07/20/17	100	(16)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	407 BPS semi-annually	08/20/17	30	(4)
Republic of Brazil, 12.25%, 03/06/30	Bear Stearns Credit products (y)	Buy	103 BPS semi-annually	12/20/11	140	1
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	350	1
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	295	2
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	280	1
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Sell	84 BPS semi-annually	09/20/12	190	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	170	(11)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	53.51 BPS semi-annually	03/20/12	310	(20)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	320	(21)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	130	(8)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	30	(2)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	260	(19)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	120	(9)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	50	1
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	146 BPS semi-annually	07/20/12	340	9
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	130	(2)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	130	1
Russian AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	610	(9)
Russian AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	60	(1)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	610	2
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	60	— (h)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Buy	77 BPS semi-annually	10/20/10	1,000	7
Russian Federation, 7.50%, 03/31/30	Lehman Brothers Special Financing	Sell	54 BPS semi-annually	03/20/11	960	(15)
Russian Federation, 7.50%, 03/31/30	Bear Stearns Credit Products (y)	Sell	45.5 BPS semi-annually	12/20/11	280	(7)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	700	(17)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	590	(16)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	560	(15)
Russian Federation, 7.50%, 03/31/30	Barclays Bank plc	Sell	86.5 BPS semi-annually	09/20/12	570	(8)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   57

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Russian Federation, 7.50%, 03/31/30	Goldman Sachs Capital Management	Sell	75 BPS semi-annually	11/20/12	460	(8)
Russian Federation, 7.50%, 03/31/30	Goldman Sachs Capital Management	Sell	110 BPS semi-annually	12/20/12	430	(2)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Sell	99 BPS semi-annually	01/20/13	710	(8)
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Sell	129 BPS semi-annually	02/20/13	679	1
United Mexican States, 7.50%, 04/08/33	Lehman Brothers Special Financing	Buy	53 BPS semi-annually	03/20/11	960	6
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	40 BPS semi-annually	03/20/08	320	— (h)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	140	(12)
						(302)

[1]	Premiums paid of $5.

[2]	Premiums paid of $4.

[3]	Premiums paid of $5.

[4]	Premiums paid of $12.

[5]	Premiums received of $15.

[6]	Premiums received of $24.

[7]	Premiums received of $37.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	106.55	03/12/08	1,230	9
Barclays Bank plc (b)	FHLB, 5.38%, 05/18/16	106.07	03/13/08	570	19
BNP Paribas (a)	U.S. Treasury Note, 4.75%, 08/15/17	106.76	03/27/08	540	(15)
BNP Paribas (b)	U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17	110.43	03/27/08	490	17
Citibank, N.A. (a)	U.S. Treasury Note, 4.25%, 11/15/17	103.20	03/14/08	3,000	(77)
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.80	03/13/08	1,080	27
Credit Suisse International (b)	U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26	101.77	03/28/08	6,900	150
Credit Suisse International (b)	U.S. Treasury Inflation Indexed Note, 3.88%, 04/15/29	134.08	03/28/08	5,405	157
					287

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND(r)	PAYMENTS RECEIVED BY THE FUND(r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 2,600	4
Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	3 Month LIBOR + 20 BPS quarterly	Total Return on OGK/Rushydro’s 12/13/13 quarterly	12/25/10	RUB 14,320	31
						35

SEE NOTES TO FINANCIAL STATEMENTS.

58   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 110.1%
	Asset-Backed Securities — 21.8%
1,086	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.62%, 02/15/12 (e) (m)	1,083
	AmeriCredit Automobile Receivables Trust,
1,718	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	1,717
1,136	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	1,136
3,500	Bank of America Credit Card Trust, Series 2006-C4, Class C4, FRN, 3.35%, 11/15/11 (m)	3,355
	Capital One Auto Finance Trust,
3,630	Series 2006-B, Class A3A, 5.45%, 02/15/11 (m)	3,659
10,564	Series 2006-C, Class A3A, 5.07%, 07/15/11 (m)	10,374
13,750	Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	13,405
6,600	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 07/15/12 (m)	6,768
5,600	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 3.44%, 01/09/12 (m)	5,245
	Citigroup Mortgage Loan Trust Inc,
5,650	Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	5,561
10,250	Series 2006-WFH2, Class A2A, FRN, 3.29%, 08/25/36 (m)	9,199
	Countrywide Asset-Backed Certificates,
3,125	Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	3,107
3,750	Series 2006-3, Class 2A2, FRN, 3.31%, 06/25/36 (m)	3,452
9,000	Series 2006-11, Class 1AF2, VAR, 6.02%, 09/25/46 (m)	8,863
5,450	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A2, FRN, 3.32%, 03/25/36 (m)	4,824
12,000	Ford Credit Auto Owner Trust, Series 2006-C, Class A3, 5.16%, 11/15/10 (m)	12,263
9,612	GS Auto Loan Trust, Series 2006-1, Class A3, 5.37%, 12/15/10 (m)	9,733
9,000	GSAA Trust, Series 2006-11, Class 2A2, FRN, 3.30%, 07/25/36 (m)	6,512
2,100	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 3.81%, 10/20/14 (e) (i)	1,905
6,550	Home Equity Asset Trust, Series 2006-3, Class2A3, FRN, 3.31%, 07/25/36 (m)	5,645
	Household Automotive Trust,
7,166	Series 2006-2, Class A3, 5.61%, 08/17/11 (m)	7,307
6,959	Series 2006-3, Class A3, 5.28%, 09/17/11 (m)	7,051
8,650	HSI Asset Securitization Corp. Trust, Series OPT2, Class 2A3, FRN, 3.32%, 01/25/36 (m)	7,190
7,100	Hyundai Auto Receivables Trust, Series 2006-B, Class A3, 5.11%, 04/15/11 (m)	7,228
	K2 (USA) LLC,
7,500	5.61%, 02/15/10 (f) (i) (s) (v)	1,674
1,000	5.62%, 02/15/10 (f) (i) (s) (v)	223
9,446	5.81%, 02/15/09 (f) (i) (s) (v)	2,109
16,200	Links Finance LLC, FRN, 5.24%, 09/15/08 (e) (f) (i) (s)	4,860
	Long Beach Mortgage Loan Trust,
4,000	Series 2004-3, Class M1, FRN, 3.71%, 07/25/34 (m)	3,510
8,850	Series 2006-2, Class 2A3, FRN, 3.32%, 03/25/36 (m)	6,488
4,500	Series 2006-8, Class 2A3, FRN, 3.30%, 09/25/36 (m)	3,021
7,250	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 3.32%, 01/25/36 (m)	6,649
4,300	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 3.34%, 01/25/37 (m)	4,035
1,115	New Century Home Equity Loan Trust, Series 2005-A, Class A2, 4.46%, 08/25/35 (m)	1,104
4,528	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 3.34%, 02/25/36 (m)	4,056
8,000	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 3.32%, 03/25/36 (m)	7,049
5,973	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 3.31%, 12/25/35 (m)	5,777
	Sigma Finance Corp. (Cayman Islands),
11,900	FRN, 2.95%, 08/15/11 (f) (i) (s)	9,085
1,600	FRN, 5.51%, 09/15/08 (e) (f) (i) (s)	1,252
7,855	Triad Auto Receivables Owner Trust, Series 2006-C, Class A3, 5.26%, 11/14/11 (m)	7,805
6,500	Volkswagen Auto Lease Trust, Series 2006-A, Class A3, 5.50%, 09/21/09 (m)	6,567
11,500	Wachovia Auto Loan Owner Trust, Series 2006-1, Class A4, 5.08%, 04/20/12 (e)	11,806
	Total Asset-Backed Securities (Cost $275,866)	233,652

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   59

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Collateralized Mortgage Obligations — 8.9%
	Agency CMO — 4.6%
	Federal Home Loan Mortgage Corp., REMICS,
6,944	Series 2564, Class LS, IF, IO, 4.53%, 01/15/17 (m)	494
3,033	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	20
3,816	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	318
2,395	Series 2750, Class IQ, IO, 5.00%, 10/15/21 (m)	45
785	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	21
19,323	Series 2791, Class SI, IF, IO, 4.03%, 12/15/31 (m)	1,430
8,047	Series 2813, Class SB, IF, IO, 3.93%, 02/15/34 (m)	651
8,680	Series 2814, Class S, IF, IO, 3.98%, 10/15/30 (m)	448
10,840	Series 2850, Class SM, IF, IO, 4.03%, 12/15/30 (m)	643
6,770	Series 2852, Class IO, IO, 5.00%, 11/15/25 (m)	453
7,054	Series 2894, Class S, IF, IO, 4.08%, 03/15/31 (m)	556
7,198	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	326
15,894	Series 3126, Class BS, IF, IO, 4.08%, 02/15/36 (m)	1,875
2,113	Federal Home Loan Mortgage Corp., STRIPS, Series 248, Class IO, IO, 5.50%, 07/15/37 (m)	482
	Federal National Mortgage Association, REMICS,
1,836	Series 2003-3, Class HS, IF, IO, 4.52%, 09/25/16 (m)	127
9,657	Series 2004-61, Class TS, IF, IO, 3.97%, 10/25/31 (m)	575
3,057	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	138
8,665	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	8,879
3,180	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	3,262
15,335	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	15,719
8,786	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	9,005
32,866	Series 2007-55, Class S, IF, IO, 3.62%, 06/25/37 (m)	2,766
	Federal National Mortgage Association Interest, STRIPS,
1,451	Series 370, Class 2, IO, 6.00%, 05/25/36 (m)	308
2,983	Series 372, Class 2, IO, 6.00%, 08/01/36 (m)	631
	Government National Mortgage Association,
15,642	Series 2003-85, Class CS, IF, IO, 4.09%, 02/20/24 (m)	626
137	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	2
5,292	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	92
		49,892
	Non-Agency CMO — 4.3%
2,791	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	2,813
4,186	Banc of America Funding Corp. , Series 2005-6, Class 2A8, 5.50%, 10/25/35 (m)	4,233
1,651	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.50%, 09/25/35 (m)	1,681
13,403	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35 (m)	13,113
7,249	Countrywide Home Loan Mortgage Pass Through Trust , Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	7,340
3,999	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.50%, 11/25/35 (m)	4,052
5,526	Residential Funding Mortgage Securities I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	5,599
3,102	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34 (m)	3,089
	Wells Fargo Mortgage Backed Securities Trust,
2,372	Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	2,361
1,320	Series 2004-F, Class A8, FRN, 4.73%, 06/25/34	1,332
		45,613
	Total Collateralized Mortgage Obligations (Cost $92,672)	95,505
	Commercial Mortgage-Backed Securities — 8.3%
1,987	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%,11/10/41 (m)	1,956
	CS First Boston Mortgage Securities Corp. ,
7,650	Series 2001-CK6, Class A3, 6.39%,08/15/36 (m)	7,811
11,500	Series 2001-CP4, Class A4, 6.18%,12/15/35 (m)	11,670
4,800	Series 2002-CKN2, Class A3, 6.13%,04/15/37 (m)	4,866
6,200	Series 2004-C3, Class A3, 4.30%,07/15/36 (m)	6,116
	Greenwich Capital Commercial Funding Corp.,
4,500	Series 2003-C1, Class A2, 3.29%,07/05/35 (m)	4,400
4,100	Series 2005-GG3, Class A2, 4.31%,08/10/42 (m)	4,032
11,850	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%,08/10/38 (m)	11,743

SEE NOTES TO FINANCIAL STATEMENTS.

60   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
	LB-UBS Commercial Mortgage Trust,
439	Series 2003-C1, Class A2, 3.32%,03/15/27 (m)	434
7,226	Series 2003-C5, Class A2, 3.48%,07/15/27 (m)	7,158
2,300	Series 2004-C2, Class A2, 3.25%,03/15/29 (m)	2,257
11,800	Series 2004-C7, Class A2, 3.99%,10/15/29 (m)	11,569
6,129	Morgan Stanley Capital I, Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	6,125
9,152	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	9,062
	Total Commercial Mortgage-Backed Securities (Cost $90,283)	89,199
	Corporate Bonds — 31.1%
	Auto Components — 0.1%
1,492	Tenneco, Inc., 10.25%, 07/15/13 (m)	1,583
	Automobiles — 0.3%
3,000	Daimler Finance North America LLC, 5.75%, 05/18/09 (m)	3,052
	Beverages — 0.4%
4,750	Coca-Cola Enterprises, Inc., 4.25%, 09/15/10 (m)	4,875
	Capital Markets — 2.8%
	Bear Stearns Cos., Inc. (The),
5,700	4.55%, 06/23/10 (m) (y)	5,614
7,500	5.85%, 07/19/10 (m) (y)	7,572
9,350	Goldman Sachs Capital II, 5.79%, 06/01/12 (m) (x)	6,986
3,050	Goldman Sachs Group, Inc., 5.30%, 02/14/12 (m)	3,169
2,500	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	1,875
4,000	Lehman Brothers Holdings, Inc., 7.88%, 08/15/10 (m)	4,274
		29,490
	Chemicals — 0.8%
4,000	Huntsman LLC, 11.50%, 07/15/12 (m)	4,260
3,860	Nalco Co., 7.75%, 11/15/11 (m)	3,899
		8,159
	Commercial Banks — 12.4%
6,900	BAC Capital Trust XIV, 5.63%, 03/15/12 (m) (x)	5,557
3,350	Citibank Korea, Inc. (South Korea), 4.68%, 06/18/13	3,362
11,900	Commonwealth Bank of Australia (Australia), 8.50%, 06/01/10 (m)	13,225
8,100	DBS Bank Ltd. (Singapore), VAR, 5.12%, 05/16/17 (e) (m)	7,658
5,100	DBS Capital Funding Corp. (Cayman Islands), 7.66%, 03/15/11 (e) (m) (x)	5,568
2,050	Deutsche Bank Capital Funding Trust I, 7.87%, 06/30/09 (e) (m) (x)	2,119
2,800	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	2,583
1,700	Hana Bank (South Korea), 4.13%, 03/11/09	1,690
11,800	HSBC Capital Funding LP, (United Kingdom) 9.55%, 06/30/10 (e) (m) (x)	12,832
7,000	ICICI Bank Ltd. (India), 5.75%, 11/16/10 (e) (m)	7,020
2,000	KBC Bank Funding Trust III, 9.86%, 11/02/09 (e) (m) (x)	2,174
	Landsbanki Islands HF (Iceland),
2,750	6.10%, 08/25/11 (e) (m)	2,695
2,700	FRN, 3.79%, 08/25/09 (e) (m)	2,617
9,000	Mellon Capital IV, 6.24%, 06/20/12 (m) (x)	7,488
4,396	Mizuho JGB Investment LLC, 9.87%, 06/30/08 (e) (m) (x)	4,442
13,250	Mizuho Preferred Capital Co. LLC, 8.79%, 06/30/08 (e) (m) (x)	13,389
10,540	Natexis Ambs Co. LLC, 8.44%, 06/30/08 (e) (m) (x)	10,719
11,550	Royal Bank of Scotland Group plc, 9.12%, 03/31/10 (United Kingdom) (m) (x)	12,575
1,000	SunTrust Preferred Capital I, 5.85%, 12/15/11 (m) (x)	805
2,000	Unicredito Italiano Capital Trust II, 9.20%, 10/05/10 (e) (m) (x)	2,185
3,100	VTB Capital S.A. for Vneshtorgbank (Russia), FRN, 3.84%, 08/01/08 (e) (m)	3,077
9,100	Wachovia Capital Trust III, 5.80%, 03/15/11 (x)	7,166
	Woori Bank (South Korea),
800	4.88%, 07/02/13	794
1,430	VAR, 5.75%, 03/13/14 (e)	1,429
		133,169
	Commercial Services & Supplies — 0.9%
5,900	Allied Waste North America, 6.50%, 11/15/10 (m)	5,826
3,980	Corrections Corp. of America, 7.50%, 05/01/11 (m)	4,060
		9,886
	Consumer Finance — 1.4%
4,000	Ford Motor Credit Co., LLC, 7.38%, 10/28/09 (m)	3,793

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   61

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Consumer Finance — Continued
3,350	GMAC LLC, 5.85%, 01/14/09 (m)	3,233
7,400	International Lease Finance Corp., 5.35%, 03/01/12 (m)	7,570
		14,596
	Diversified Financial Services — 1.4%
1,900	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	1,693
5,100	Premium Asset Trust, 4.13%, 03/12/09 (e) (m)	4,653
1,700	Tokai Preferred Capital Co. LLC, 9.98%, 06/30/08 (e) (m) (x)	1,723
7,950	ZFS Finance USA Trust I, VAR, 5.88%, 05/09/62 (e)	7,493
		15,562
	Diversified Telecommunication Services — 1.3%
5,600	Deutsche Telekom International Finance BV (Netherlands), 8.00%, 06/15/10 (m)	6,090
500	Qwest Communications International, Inc., FRN, 6.56%, 02/15/09 (m)	496
2,500	Qwest Corp., 7.88%, 09/01/11 (m)	2,544
4,650	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11 (m)	4,860
		13,990
	Electric Utilities — 1.6%
3,000	Alabama Power Capital Trust VAR, 5.50%, 10/01/42 (m)	3,084
	Appalachian Power Co.,
1,450	5.55%, 04/01/11 (m)	1,504
3,550	5.65%, 08/15/12 (m)	3,736
8,350	MidAmerican Energy Co., 5.65%, 07/15/12 (m)	8,881
		17,205
	Food & Staples Retailing — 0.4%
4,800	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	4,827
	Food Products — 0.2%
2,400	Dean Holdings Co., 6.63%, 05/15/09 (m)	2,376
	Hotels, Restaurants & Leisure — 0.4%
4,015	MGM Mirage, Inc., 6.00%, 10/01/09 (m)	3,995
	Independent Power Producers & Energy Traders — 0.4%
4,383	AES Corp. (The), 9.50%, 06/01/09 (m)	4,536
	Insurance — 0.5%
4,378	Allstate Corp. (The), 7.20%, 12/01/09 (m)	4,649
1,600	Two-Rock Pass Through Trust (Bermuda), FRN, 4.04%, 12/31/49 (e) (i) (m) (x)	320
		4,969
	Media — 1.6%
3,200	Comcast Cable Communications, LLC 6.75%, 01/30/11 (m)	3,384
4,350	Echostar DBS Corp., 5.75%, 10/01/08 (m)	4,344
9,100	Time Warner, Inc., 5.50%, 11/15/11 (m)	9,211
		16,939
	Metals & Mining — 0.4%
4,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.42%, 11/13/09 (e)	4,174
	Multi-Utilities — 0.2%
2,000	Dominion Resources, Inc., VAR, 6.30%, 09/30/66 (m)	1,838
	Oil, Gas & Consumable Fuels — 2.4%
1,750	El Paso Corp., 7.75%, 06/15/10 (m)	1,831
11,045	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	11,469
3,600	Valero Energy Corp., 3.50%, 04/01/09 (m)	3,605
8,550	XTO Energy, Inc., 5.90%, 08/01/12	9,186
		26,091
	Real Estate Investment Trusts (REITs) — 0.7%
	iStar Financial, Inc.,
6,138	4.88%, 01/15/09 (m)	5,801
1,450	5.38%, 04/15/10 (m)	1,285
		7,086
	Thrifts & Mortgage Finance — 0.5%
4,000	Washington Mutual Bank, FRN, 3.33%, 05/01/09	3,747
2,000	Washington Mutual Preferred Funding II, 6.90%, 06/15/12 (e) (x)	1,300
		5,047
	Total Corporate Bonds (Cost $344,524)	333,445
	Foreign Government Security — 0.3%
3,170	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (Cost $3,293)	3,234
	Mortgage Pass-Through Securities — 14.0%
	Federal National Mortgage Association, Various Pools,
	15 Year, Single Family,
34,000	TBA, 6.00%, 03/25/22	35,116
	20 Year, Single Family,
87	7.00%, 9/01/15 – 06/01/17 (m)	93
	30 Year, Single Family,
3,700	TBA, 5.00%, 04/25/37	3,636

SEE NOTES TO FINANCIAL STATEMENTS.

62   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
108,500	TBA, 6.00%, 04/25/37 – 03/25/38	110,774
	Total Mortgage Pass-Through Securities (Cost $149,504)	149,619
	U.S. Government Agency Securities — 10.3%
44,650	Federal Home Loan Mortgage Corp., 4.75%, 11/03/09 (m)	46,436
	Federal National Mortgage Association,
22,600	4.75%, 03/12/10 (m)	23,652
36,400	6.63%, 11/15/10 (m)	40,109
	Total U.S. Government Agency Securities (Cost $106,433)	110,197
	U.S. Treasury Obligations — 15.4%
8,412	U.S. Treasury Inflation Indexed Bonds, 2.63%, 07/15/17 (m)	9,598
	U.S. Treasury Notes,
19,300	4.00%, 09/30/09 (m)	20,021
129,150	4.00%, 04/15/10 (m)	135,436
	Total U.S. Treasury Obligations (Cost $157,513)	165,055
	Total Long-Term Investments (Cost $1,220,088)	1,179,906

NUMBER OF CONTRACTS
Options Purchased — 1.1%
	Call Options Purchased — 0.2%
179	90 Day Eurodollar Future, Expiring 06/16/08 @ $97.50, American Style	134
166	90 Day Eurodollar Future, Expiring 09/15/08 @ $97.50, American Style	205
166	90 Day Eurodollar Future, Expiring 12/15/08 @ $97.50, American Style	245
214	10 Year U.S. Treasury Note Future, Expiring 03/20/08 @ $118.00, American Style	167
53	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $116.00, American Style	144
79	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $118.00, American Style	132
1,127	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $119.50, American Style	1,268
	Total Call Options Purchased	2,295

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Interest Rate Caps & Floors — 0.1%
80,550	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	43
80,550	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	1,034
	Total Interest Rate Caps & Floors	1,077
	Receiver/Payer Straddles on Interest Rate Swaps — 0.5%
14,784	Expiring 02/04/23. If exercised the Fund pays/receives semi-annually 5.36% and receives/pays quarterly floating 3 month LIBOR expiring 02/04/23, European Style. Counterparty: Credit Suisse International (r)	1,720
14,112	Expiring 02/13/13. If exercised the Fund pays/receives semi-annually 5.62% and receives/pays quarterly floating 3 month LIBOR expiring 02/15/23, European Style. Counterparty: Barclays Bank plc (r)	1,629
13,960	Expiring 02/21/13. If exercised the Fund pays/receives semi-annually 5.60% and receives/pays quarterly floating 3 month LIBOR expiring 02/23/23, European Style. Counterparty: Barclays Bank plc (r)	1,611
	Total Receiver/Payer Straddles on Interest Rate Swaps	4,960

NUMBER OF CONTRACTS
	Put Options Purchased — 0.3%
179	90 Day Eurodollar Future, Expiring 06/16/08 @ $97.50, American Style	72
334	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $110.00, American Style	68
112	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $111.00, American Style	33
53	10 Year U.S. Treasury Note Future, Expiring 05/23/08 @ $116.00, American Style	77

NOTIONAL AMOUNT($)
34,000	FNMA, 30 Year, TBA, 5.00%, Expiring 04/07/08 @ $97.56, European Style	259
40,000	FNMA, 30 Year, TBA, 5.00%, Expiring 04/07/08 @ $99.34, European Style	651
51,000	FNMA, 30 Year, TBA, 5.50%, Expiring 05/06/08 @ $98.00, European Style	1,282

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   63

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Payer Options Purchased on Interest Rate Swaps:
10,286	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly floating 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	379
15,759	Expiring 07/23/08. If exercised the Fund pays semi-annually 5.03% and receives quarterly floating 3 month LIBOR expiring 07/25/38, European Style. Counterparty: Lehman Brothers Special Financing (r)	696
	Total Put Options Purchased	3,517
	Total Options Purchased (Cost $9,932)	11,849

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 3.3%
	Investment Company — 2.5%
26,684	JPMorgan Prime Money Market Fund, Institutional Fund (b) (m) (Cost $26,684)	26,684

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	U.S. Treasury Obligation — 0.8%
9,145	U.S. Treasury Bill, 2.82%, 04/03/08 (k) (m) (n) (Cost $9,122)	9,129
	Total Short-Term Investments (Cost $35,806)	35,813
	Total Investments — 114.5% (Cost $1,265,826)	1,227,568
	Liabilities in Excess of Other Assets — (14.5)%	(155,574)
	NET ASSETS — 100.0%	$1,071,994

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
84	10 Year Australian Bond	March, 2008	$7,337	$2
55	10 Year Swap	March, 2008	6,289	316
133	Euro-Bobl	March, 2008	22,482	528
107	Euro-Bund	March, 2008	19,015	266
501	10 Year U.S. Treasury Note	June, 2008	58,758	1,204
120	Eurodollar	June, 2008	29,292	9
912	2 Year U.S. Treasury Note	June, 2008	196,009	1,003
122	3 Month Euro-Swiss Franc LIFFE	June, 2008	28,516	— (h)
255	5 Year U.S. Treasury Note	June, 2008	29,134	294
237	90 Day LIFFE	September, 2008	55,970	346
215	90 Day Sterling	December, 2008	50,940	178
1	Eurodollar	December, 2008	244	1
526	Euro EURIBOR	December, 2008	192,649	328
11	Eurodollar	March, 2009	2,688	10
20	Eurodollar	September, 2009	4,869	(7)
20	Eurodollar	December, 2009	4,857	(11)
	Short Futures Outstanding
(227)	3 Year Australian Bond	March, 2008	(19,744)	1
(127)	30 Day Federal Funds	April, 2008	(51,688)	(61)
(1090)	5 Year U.S. Treasury Note	June, 2008	(124,533)	(2,066)
(522)	10 Year U.S. Treasury Note	June, 2008	(61,221)	(989)

SEE NOTES TO FINANCIAL STATEMENTS.

64   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
(47)	Eurodollar	June, 2008	$(11,473)	$(181)
(71)	U.K. Treasury Gilt	June, 2008	(15,563)	(260)
(42)	Eurodollar	September, 2008	(10,267)	(162)
(34)	Eurodollar	December, 2008	(8,312)	(127)
(154)	Eurodollar	June, 2009	(37,570)	(98)
(34)	Eurodollar	March, 2009	(8,307)	(122)
				$402

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$ (500)	FNMA, 30 Year, Single Family, TBA, 5.00%, 03/25/38	$(492)
(143,570)	FNMA, 30 Year, Single Family, TBA, 5.50%, 03/25/38	(144,378)
(6,530)	FNMA, 30 Year, Single Family, TBA, 5.50%, 04/25/38	(6,554)
(25,225)	FNMA, 30 Year, Single Family, TBA, 6.50%, 03/25/38	(26,139)
(21,775)	FNMA, 30 Year, Single Family, TBA, 6.50%, 04/25/38	(22,517)
(3,000)	FNMA, 30 Year, Single Family, TBA, 7.00%, 03/25/38	(3,157)
	(Proceeds received of $205,179.)	$(203,237)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.75	06/16/08	478	$(212)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	332	(203)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	332	(276)
10 Year U.S. Treasury Note Futures, American Style	114.50	05/23/08	213	(789)
10 Year U.S. Treasury Note Futures, American Style	116.50	05/23/08	892	(2,174)
10 Year U.S. Treasury Note Futures, American Style	120.00	05/23/08	214	(211)
(Premiums received of $2,525.)				$(3,865)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year, TBA, 5.50%, European Style	$99.66	05/06/08	$102,000	$(1,311)
(Premiums received of $797.)

Receiver/Payer Straddle on Interest Rate Swaps***

COUNTERPARTY	EXERCISE RATE*(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	4.86% semi-annually	02/17/09	02/19/19	$9,397	$(774)
Lehman Brothers Special Financing	4.80% semi-annually	02/23/09	02/25/19	10,174	(832)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	66,453	(844)
(Premiums received of $1,962.)					$(2,450)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   65

JPMorgan Short Term Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.25	06/16/08	478	$(93)
10 Year U.S. Treasury Note Futures, American Style	115.00	05/23/08	6	(6)
10 Year U.S. Treasury Note Futures, American Style	115.50	05/23/08	167	(209)
(Premiums received of $472.)				$(308)

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
FNMA, 30 Year, TBA, 5.00%, European Style	$95.72	04/07/08	$68,000	$(195)
FNMA, 30 Year, TBA, 5.00%, European Style	97.69	04/07/08	80,000	(648)
(Premiums received of $871.)				$(843)

Payer Options Written on Interest Rate Swaps***

COUNTERPARTY	EXERCISE RATE**(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	$28,155	$(290)
Lehman Brothers Special Financing	3.73% semi-annually	07/23/08	07/25/13	41,746	(574)
(Premiums received of $858.)					$(864)

*	The Fund would pay/receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	European Style

Interest Rate Swaps

	RATE TYPE(r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	$19,825	$982
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	5,625	(138)
Deutsche Bank AG, New York	3.50% semi-annually	3 month LIBOR quarterly	08/31/12	28,470	(237)
Union Bank of Switzerland AG	5.23% semi-annually	3 month LIBOR quarterly	06/22/17	1,510	(126)
Union Bank of Switzerland AG	5.69% semi-annually	3 month LIBOR quarterly	06/22/17	2,885	(346)
					$135

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE(r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Ambac Financial Group, Inc., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	$20,650	$(583)
ArcelorMittal, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	9,400	(22)
Banca Italease S.p.A., 4.66%, 10/15/09	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	18,600	(205)
Berkshire Hathaway, Inc., 9.75%, 01/15/08	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	6,000	(68)
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	60 BPS quarterly	12/20/12	71,100	3,118
Corning, Inc., 6.30%, 03/01/09	Goldman Sachs Capital Management	Sell	43 BPS quarterly	06/20/11	2,000	(13)
Countrywide Financial Corp., 0.00%, 03/22/11	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	9,150	(19)
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	51,600	(67)
Gannett Co., Inc., 6.38%, 04/01/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	4,950	341
Gannett Co., Inc., 6.38%, 04/01/12	Merrill Lynch International	Buy	63 BPS quarterly	06/20/17	3,200	318
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	12,600	(12)

SEE NOTES TO FINANCIAL STATEMENTS.

66   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE(r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
ICICI Bank Ltd., 5.75%, 11/16/10	Deutsche Bank AG, New York	Sell	26 BPS quarterly	03/20/08	$7,600	$(2)
Marsh & McLennan Co., Inc. 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	4,000	15
Residential Capital Corp., 6.50%, 04/17/13	Lehman Brothers Special Financing	Sell	775 BPS quarterly	03/20/08	10,000	(85)
Southwest Airlines Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	6,500	263
						$2,979

[1]	Premiums received of $160.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	Northern Rock plc, 5.63%, 06/22/17	$102.58	03/19/08	$4,395	$4
BNP Paribas (a)	U.S. Treasury Note, 4.38%, 08/15/12	107.23	03/06/08	57,000	(754)
BNP Paribas (a)	U.S. Treasury Note, 3.63%, 12/31/12	102.82	04/07/08	24,900	(552)
BNP Paribas (b)	U.S. Treasury Note, 2.13%, 01/31/10	99.98	04/07/08	62,800	627
Citibank, N.A. (a)	FNMA, 30 Year, TBA, 6.50%	103.22	04/07/08	104,000	(158)
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 5.00%	99.21	03/05/08	18,700	(140)
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 5.50%	100.15	04/07/08	4,000	—
Citibank, N.A. (b)	FNMA, 30 Year, TBA, 6.00%	100.84	04/07/08	74,500	825
Credit Suisse International (b)	U.S. Treasury Note, 3.13%, 11/30/09	101.04	03/03/08	164,350	2,522
Credit Suisse International (b)	U.S. Treasury Note, 3.13%, 11/30/09	101.74	03/03/08	72,900	603
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 5.00%	99.45	03/05/08	25,600	258
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 5.00%	100.00	03/05/08	26,700	424
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 6.00%	102.38	03/05/08	34,100	80
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 4.50%	94.84	03/05/08	30,000	225
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.00%	97.75	03/05/08	58,500	(402)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 6.00%	100.47	04/07/08	66,000	954
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.50%	99.81	04/07/08	2,900	16
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	103.31	04/07/08	239,200	—
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.00%	100.66	03/05/08	20,000	(297)
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.50%	103.69	03/05/08	173,800	163
Lehman Brothers Special Financing (a)	FNMA, 15 Year, TBA, 6.00%	103.28	03/11/08	34,000	5
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	98.34	03/05/08	40,000	890
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	98.38	03/05/08	46,000	1,009
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.50%	101.22	03/05/08	97,500	(632)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.00%	100.73	03/05/08	27,000	381
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 6.00%	102.47	03/05/08	67,600	(222)
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 4.50%	94.63	04/07/08	30,000	238
Lehman Brothers Special Financing (b)	FNMA, 30 Year, TBA, 5.00%	97.94	04/07/08	2,700	—
Morgan Stanley Capital Services (a)	FNMA, 30 Year, TBA, 6.50%	103.63	03/05/08	7,500	2
Morgan Stanley Capital Services (a)	FNMA, 30 Year, TBA, 5.00%	97.63	04/07/08	46,000	(288)
Morgan Stanley Capital Services (a)	FNMA, 30 Year, TBA, 5.50%	100.28	04/07/08	90,000	—
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 6.00%	101.38	03/05/08	45,000	343
Morgan Stanley Capital Services (b)	FNMA, 30 Year, TBA, 6.00%	102.31	03/05/08	30,000	(51)
Union Bank of Switzerland AG (a)	FNMA, 30 Year, TBA, 5.00%	99.81	03/05/08	31,000	426
Union Bank of Switzerland AG (a)	FNMA, 30 Year, TBA, 5.50%	99.56	03/05/08	22,000	(222)
Union Bank of Switzerland AG (a)	FNMA, 30 Year, TBA, 6.00%	102.38	03/05/08	33,200	78
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 4.50%	95.22	04/07/08	28,000	—
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 6.50%	103.13	04/07/08	37,000	91
					$6,446

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   67

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 91.8%
	Asset-Backed Securities — 19.0%
642	American Express Credit Account Master Trust, Series 2004-C, Class C, FRN, 3.62%, 02/15/12 (e) (m)	640
	AmeriCredit Automobile Receivables Trust,
889	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	889
609	Series 2005-CF, Class A3, 4.47%, 05/06/10 (m)	609
2,650	Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.03%, 04/15/12 (m)	2,584
1,700	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 3.44%, 01/09/12 (m)	1,592
3,050	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.96%, 08/25/35 (m)	3,002
2,551	Countrywide Asset Backed Certificates, Series 2005-4, Class AF3, VAR, 4.46%, 10/25/35 (m)	2,536
4,550	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF4, Class A2, FRN, 3.32%, 03/25/36 (m)	4,027
3,350	GSAMP Trust, Series 2006-NC1, Class A2, FRN, 3.31%, 02/25/36 (m)	3,030
500	Helios Finance LP (Cayman Islands), Series 2007-S1, Class B1, FRN, 3.81%, 10/20/14 (e) (i)	454
3,200	Home Equity Asset Trust, Series 2006-3, Class 2A3, FRN, 3.31%, 07/25/36 (m)	2,758
4,419	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class 2A3, FRN, 3.32%, 01/25/36 (m)	3,673
4,000	K2 (USA) LLC, Series 2007-2D, VAR, 5.81%, 02/15/09 (f) (i) (s) (v)	893
3,800	Links Finance LLC, FRN, 5.24%, 09/15/08 (e) (f) (i) (s)	1,140
4,250	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, FRN, 3.32%, 03/25/36 (m)	3,116
3,550	MASTR Asset Backed Securities Trust, Series 2006-NC1, Class A3, FRN, 3.32%, 01/25/36 (m)	3,255
2,100	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2C, FRN, 3.34%, 01/25/37 (m)	1,970
555	Nationstar NIM Trust (Cayman Islands), Series 2007-C, Class A, 8.00%, 06/25/37 (e) (i)	333
699	New Century Home Equity Loan Trust, Series 2005-A, Class A2, SUB, 4.46%, 08/25/35 (m)	692
2,191	Residential Asset Mortgage Products, Inc., Series 2006-EFC1, Class A2, FRN, 3.34%, 02/25/36 (m)	1,963
3,850	Residential Asset Securities Corp., Series 2006-KS2, Class A3, FRN, 3.32%, 03/25/36 (m)	3,393
2,865	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, FRN, 3.31%, 12/25/35	2,771
2,900	Sigma Finance Corp. (Cayman Islands), FRN, 2.95%, 08/15/11 (f) (i) (s)	2,214
	Total Asset-Backed Securities (Cost $58,868)	47,534
	Collateralized Mortgage Obligations — 10.8%
	Agency CMO — 5.7%
	Federal Home Loan Mortgage Corp., REMICS,
3,739	Series 2564, Class LS, IF, IO, 4.53%, 01/15/17 (m)	266
2,114	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	14
2,146	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	179
1,175	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	31
10,869	Series 2791, Class SI, IF, IO, 4.03%, 12/15/31 (m)	804
12,088	Series 2813, Class SB, IF, IO, 3.93%, 02/15/34 (m)	978
16,260	Series 2850, Class SM, IF, IO, 4.03%, 12/15/30 (m)	964
3,817	Series 2894, Class S, IF, IO, 4.08%, 03/15/31 (m)	301
3,085	Series 2980, Series LI, IO, 5.50%, 04/15/25 (m)	140
	Federal National Mortgage Association, REMICS,
2,754	Series 2003-3, Class HS, IF, IO, 4.52%, 09/25/16 (m)	191
3,519	Series 2004-61, Class TS, IF, IO, 3.97%, 10/25/31 (m)	210
4,586	Series 2005-51, Class KI, IO, 5.50%, 01/25/25 (m)	207
2,623	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	2,687
4,313	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	4,421
2,779	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	2,849
	Government National Mortgage Association,
9	Series 2002-24, Class FA, FRN, 3.62%, 04/16/32 (m)	9
209	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	2
1,333	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	23
		14,276

SEE NOTES TO FINANCIAL STATEMENTS.

68   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — 5.1%
1,645	Banc of America Alternative Loan Trust, Series 2003-7, Class 1A1, 5.50%, 09/25/33 (m)	1,658
3,549	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A4, 5.50%, 11/25/35 (m)	3,594
1,341	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 08/25/36 (m)	1,230
2,865	Residential Funding Mortgage Section I, Series 2005-S7, Class A5, 5.50%, 11/25/35 (m)	2,903
1,852	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A1, VAR, 4.97%, 06/25/34	1,844
1,455	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A4, FRN, 4.60%, 12/25/33	1,448
		12,677
	Total Collateralized Mortgage Obligations (Cost $26,245)	26,953
	Commercial Mortgage-Backed Securities — 12.1%
1,114	Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,097
	CS First Boston Mortgage Securities Corp.,
1,800	Series 2001-CK6, Class A3, 6.39%, 08/15/36 (m)	1,838
2,300	Series 2001-CP4, Class A4, 6.18%, 12/15/35 (m)	2,334
3,700	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	3,650
1,350	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A2, 3.29%, 07/05/35 (m)	1,320
2,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	1,982
	LB-UBS Commercial Mortgage Trust,
268	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	265
3,679	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	3,644
3,400	Series 2004-C2, Class A2, 3.25%, 03/15/29 (m)	3,337
5,200	Series 2004-C7, Class A2, 3.99%, 10/15/29 (m)	5,098
3,717	Morgan Stanley Capital I, Series 1998-HF2, Class A2, VAR, 6.48%, 11/15/30 (m)	3,714
1,940	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,921
	Total Commercial Mortgage-Backed Securities (Cost $30,998)	30,200
	Corporate Bonds — 32.1%
	Automobiles — 0.5%
1,300	Daimler Finance North America LLC, 5.75%, 05/18/09 (m)	1,322
	Beverages — 1.1%
1,050	Coca-Cola Enterprises, Inc., 4.25%, 09/15/10 (m)	1,077
1,600	Miller Brewing Co., 4.25%, 08/15/08 (e) (m)	1,606
		2,683
	Capital Markets — 2.8%
	Bear Stearns Cos., Inc. (The),
1,500	4.55%, 06/23/10 (m) (y)	1,478
850	5.85%, 07/19/10 (m) (y)	858
1,800	Goldman Sachs Capital II, 5.79%, 06/01/12, (m) (x)	1,345
600	Goldman Sachs Group, Inc. (The), 5.30%, 02/14/12 (m)	623
500	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	375
2,350	Morgan Stanley, 4.25%, 05/15/10 (m)	2,364
		7,043
	Commercial Banks — 11.9%
1,600	BAC Capital Trust XIV, 5.63%, 03/15/12 (m) (x)	1,289
1,500	DBS Bank Ltd. (Singapore), VAR, 5.12%, 05/16/17 (e) (m)	1,418
1,400	DBS Capital Funding Corp. (Cayman Islands), 7.66%, 03/15/11 (e) (m) (x)	1,528
1,150	Deutsche Bank Capital Funding Trust I, 7.87%, 06/30/09 (e) (m) (x)	1,189
900	Glitnir Banki HF (Iceland), VAR, 6.69%, 06/15/16 (e) (m)	830
1,000	Hana Bank (South Korea), 4.13%, 03/11/09	994
2,300	HSBC Capital Funding LP, 9.55%, 06/30/10 (e) (m) (x)	2,501
1,350	ICICI Bank Ltd. (India), 5.75%, 11/16/10 (e) (m)	1,354
	Landsbanki Islands HF (Iceland),
850	6.10%, 08/25/11 (e) (m)	833
1,000	FRN, 3.79%, 08/25/09 (e) (m)	969
1,550	Mellon Capital IV, 6.24%, 06/20/12 (m) (x)	1,290
3,800	Mizuho JGB Investment LLC, 9.87%, 06/30/08 (e) (m) (x)	3,840
6,050	Natexis Ambs Co. LLC, 8.44%, 06/30/08 (e) (m) (x)	6,153
2,450	Royal Bank of Scotland Group plc, 9.12%, 03/31/10 (United Kingdom) (m) (x)	2,667
1,950	Wachovia Capital Trust III, 5.80%, 03/15/11 (x)	1,536

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   69

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
1,150	Woori Bank (South Korea), VAR, 4.88%, 07/02/13	1,142
		29,533
	Consumer Finance — 0.7%
1,700	International Lease Finance Corp., 5.35%, 03/01/12 (m)	1,739
	Diversified Financial Services — 1.9%
3,000	General Electric Capital Corp., 4.13%, 09/01/09 (m)	3,055
400	ILFC E-Capital Trust I, VAR, 5.90%, 12/21/65 (e) (m)	356
1,500	ZFS Finance USA Trust I, VAR, 5.88%, 05/09/32 (e)	1,414
		4,825
	Diversified Telecommunication Services — 0.8%
1,900	Telefonica Emisones SAU (Spain), 5.98%, 06/20/11	1,986
	Electric Utilities — 1.7%
1,400	Alabama Power Capital Trust V, VAR, 5.50%, 10/01/42 (m)	1,439
	Appalachian Power Co.,
1,000	3.60%, 05/15/08 (m)	1,000
650	5.55%, 04/01/11 (m)	674
200	5.65%, 08/15/12 (m)	211
1,000	PSEG Power LLC, 3.75%, 04/01/09 (m)	1,002
		4,326
	Food & Staples Retailing — 0.6%
1,400	CVS/Caremark Corp., 4.00%, 09/15/09 (m)	1,408
	Food Products — 0.3%
600	Kraft Foods, Inc., 6.00%, 02/11/13 (m)	632
	Insurance — 1.3%
900	Allstate Corp. (The), 7.20%, 12/01/09 (m)	955
2,150	Hartford Financial Services Group, Inc., 5.66%, 11/16/08 (m)	2,185
		3,140
	Media — 3.8%
	Comcast Cable Communications, Inc.,
1,200	6.20%, 11/15/08 (m)	1,217
1,000	6.75%, 01/30/11 (m)	1,057
2,850	COX Communications, Inc., 4.63%, 01/15/10 (m)	2,881
1,800	Time Warner Entertainment Co., LP, 7.25%, 09/01/08 (m)	1,829
2,500	Time Warner, Inc., 5.50%, 11/15/11	2,530
		9,514
	Metals & Mining — 0.5%
1,300	Xstrata Finance Dubai Ltd. (United Arab Emirates), FRN, 3.42%, 11/13/09 (e)	1,262
	Multi-Utilities — 1.5%
2,100	Dominion Resources, Inc., SUB, 5.69%, 05/15/08 (m)	2,108
1,450	Midamerican Energy Holdings Co., 5.65%, 07/15/12 (m)	1,542
		3,650
	Oil, Gas & Consumable Fuels — 1.7%
2,645	Qatar Petroleum (Qatar), 5.58%, 05/30/11 (e) (m)	2,746
1,450	XTO Energy, Inc., 5.90%, 08/01/12	1,558
		4,304
	Real Estate Investment Trusts (REITs) — 0.9%
	iStar Financial, Inc.,
1,750	4.88%, 01/15/09 (m)	1,654
800	5.38%, 04/15/10 (m)	709
		2,363
	Thrifts & Mortgage Finance — 0.1%
400	Washington Mutual Preferred Funding II, 6.90%, 06/15/12 (e) (x)	260
	Total Corporate Bonds (Cost $81,883)	79,990
	Foreign Government Securities — 1.9%
4,670	National Agricultural Cooperative Federation (South Korea), VAR, 5.75%, 06/18/14 (Cost $4,851)	4,764
	Mortgage Pass-Through Securities — 7.8%
	Federal National Mortgage Association, 15 Year, Single Family,
11,732	6.00%, 08/01/22 (m)	12,142
	30 Year, Single Family,
7,000	TBA, 6.50%, 04/25/38	7,239
	Government National Mortgage Association, 30 Year, Single Family,
8	8.50%, 08/15/30 (m)	8
	Total Mortgage Pass-Through Securities (Cost $19,015)	19,389
	U.S. Government Agency Securities — 7.3%
11,100	Federal Home Loan Bank System, 5.38%, 07/17/09 (m)	11,563
6,100	Federal National Mortgage Association, 6.63%, 11/15/10 (m)	6,722
	Total U.S. Government Agency Securities (Cost $17,774)	18,285

SEE NOTES TO FINANCIAL STATEMENTS.

70   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — 0.8%
1,824	U.S. Treasury Inflation Indexed Bonds, 2.63%, 07/15/17 (Cost $1,977)	2,082
	Total Long-Term Investments (Cost $241,611)	229,197

NUMBER OF CONTRACTS
Options Purchased — 0.8%
	Call Options Purchased — 0.2%
40	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	30
38	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	47
38	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	56
49	10 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $118.00, American Style	38
12	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	33
18	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $118.00, American Style	30
257	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $119.50, American Style	289
	Total Call Options Purchased	523

NOTIONAL AMOUNT($)
	Interest Rate Caps & Floors — 0.1%
16,630	Fund receives quarterly the excess of floating 3 month LIBOR above 3.50%, expiring 06/18/09. Counterparty: Royal Bank of Scotland	9
16,630	Fund receives quarterly the excess of 3.50% above floating 3 month LIBOR, expiring 06/18/09. Counterparty: Royal Bank of Scotland	213
	Total Interest Rate Caps & Floors	222

NOTIONAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Receiver/Payer Straddles on Interest Rate Swaps — 0.4%
3,351	Expiring 01/31/13. If exercised the Fund pays/receives semi-annually 5.36% and receives/pays quarterly floating 3 month LIBOR expiring 02/04/23, European Style. Counterparty: Credit Suisse International (r)	391
3,154	Expiring 02/13/13. If exercised the Fund pays/receives semi-annually 5.62% and receives/pays quarterly floating 3 month LIBOR expiring 02/15/23, European Style. Counterparty: Barclays Bank plc (r)	364
3,181	Expiring 02/21/13. If exercised the Fund pays/receives semi-annually 5.60% and receives/pays quarterly floating 3 month LIBOR expiring 02/23/23, European Style. Counterparty: Barclays Bank plc (r)	368
	Total Receiver/Payer Straddles on Interest Rate Swaps	1,123

NUMBER OF CONTRACTS
	Put Options Purchased — 0.1%
40	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	16
76	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $110.00, American Style	15
25	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $111.00, American Style	7
12	10 Year U.S. Treasury Note Futures, Expiring 05/23/08 @ $116.00, American Style	17

NOTIONAL AMOUNT($)
	Payer Options Purchased on Interest Rate Swaps:
2,344	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly 3 month LIBOR expiring 07/17/38, European Style. Counterparty: Barclays Bank plc (r)	86
3,604	Expiring 07/23/08. If exercised the Fund pays semi-annually 5.03% and receives quarterly 3 month LIBOR expiring 07/25/38, European Style. Counterparty: Lehman Brothers Special Financing (r)	159
	Total Put Options Purchased	300
	Total Options Purchased (Cost $1,860)	2,168

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   71

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 10.2%
	Investment Company — 9.4%
23,371	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $23,371)	23,371

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.8%
	U.S. Treasury Bill, 3.23%, 04/03/08 (k) (n) (Cost $1,990)	1,991
	Total Short-Term Investments (Cost $25,361)	25,362

PRINCIPAL AMOUNT($)		VALUE($)
	Total Investments — 102.8% (Cost $268,832)	256,727
	Liabilities in Excess of Other Assets — (2.8)%	(6,930)
	NET ASSETS — 100.0%	$249,797

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 2/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
502	2 Year U.S. Treasury Note	June, 2008	$107,891	$781
59	5 Year U.S. Treasury Note	June, 2008	6,741	68
164	10 Year U.S. Treasury Note	June, 2008	19,234	411
28	Eurodollar	June, 2008	6,835	2
	Short Futures Outstanding
(30)	30 Day Federal Funds	April, 2008	(12,210)	(14)
(325)	5 Year U.S. Treasury Note	June, 2008	(37,131)	(595)
(47)	10 Year U.S. Treasury Note	June, 2008	(5,512)	(110)
(17)	Eurodollar	June, 2008	(4,150)	(80)
(16)	Eurodollar	September, 2008	(3,911)	(64)
(5)	Eurodollar	December, 2008	(1,222)	(19)
(6)	Eurodollar	March, 2009	(1,466)	(22)
(34)	Eurodollar	June, 2009	(8,295)	(18)
(6)	Eurodollar	September, 2009	(1,461)	(20)
(6)	Eurodollar	December, 2009	(1,457)	(19)
				$301

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.75	06/16/08	108	$(48)
90 Day Eurodollar Futures, American Style	98.00	09/15/08	76	(47)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	76	(63)
10 Year U.S. Treasury Note Futures, American Style	114.50	05/23/08	49	(181)
10 Year U.S. Treasury Note Futures, American Style	116.50	05/23/08	205	(500)
10 Year U.S. Treasury Note Futures, American Style	120.00	05/23/08	49	(48)
(Premiums received of $579.)				$(887)

SEE NOTES TO FINANCIAL STATEMENTS.

72   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Receiver/Payer Straddles on Interest Rate Swaps***

COUNTERPARTY	EXERCISE RATE*(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	4.86% semi-annually	02/17/09	02/19/19	$2,096	$(173)
Lehman Brothers Special Financing	4.80% semi-annually	02/23/09	02/25/19	2,318	(189)
Royal Bank of Scotland	3.56% semi-annually	06/16/08	06/18/09	13,719	(174)
(Premiums received of $434.)					$(536)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	$97.25	06/16/08	108	$(21)
10 Year U.S. Treasury Note Future, American Style	115.00	05/23/08	2	(2)
10 Year U.S. Treasury Note Future, American Style	115.50	05/23/08	38	(48)
(Premiums received of $108.)				$(71)

Payer Options Written on Interest Rate Swaps***

COUNTERPARTY	Exercise Rate**(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Lehman Brothers Special Financing	3.73% quarterly	07/23/08	07/25/13	$9,547	$(131)
Barclays Bank plc	3.90% quarterly	07/15/08	07/17/13	6,415	(66)
(Premiums received of $196.)					$(197)

*	The Fund would pay/receive a floating rate based on 3-month USD LIBOR, if exercised.

**	The Fund would pay a floating rate based on 3-month USD LIBOR, if exercised.

***	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	$4,975	$246
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	1,410	(35)
Deutsche Bank AG, New York	3.50% semi-annually	3 month LIBOR quarterly	08/31/12	6,525	(54)
					$157

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
AES Corp., 8.75%, 06/15/08	Goldman Sachs Capital Management	Sell	95 BPS quarterly	06/20/11	$3,000	$(20)
Ambac Financial Group, Inc., 9.38%, 08/01/11	Deutsche Bank AG, New York	Sell	105 BPS quarterly	09/20/08	3,400	(96)
ArcelorMittal, 9.75%, 04/01/14	Morgan Stanley Capital Services	Sell	17 BPS quarterly	06/20/08	1,900	(5)
Banca Italease S.p.A., 4.66%, 10/15/09	Deutsche Bank AG, New York	Sell	85 BPS quarterly	06/20/08	3,100	(34)
Berskshire Hathaway, Inc., 9.75%, 01/15/18	Deutsche Bank AG, New York	Sell	20 BPS quarterly	03/20/10	8,800	(101)
CDX.NA.IG.9	Goldman Sachs Capital Management [1]	Buy	60 BPS quarterly	12/20/12	16,700	733
Countrywide Financial Corp., 0.00%, 03/22/11	Lehman Brothers Special Financing	Sell	500 BPS quarterly	09/20/08	1,600	(3)
FHLMC, 5.08%, 02/07/19	Deutsche Bank AG, New York	Sell	3 BPS quarterly	06/20/08	9,600	(12)
Gannett Co., Inc., 6.38%, 04/01/12	Lehman Brothers Special Financing	Buy	63 BPS quarterly	03/20/14	1,350	93

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   73

JPMorgan Short Term Bond Fund II

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except number of contracts)

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Hess Corp., 6.65%, 08/15/11	Morgan Stanley Capital Services	Sell	20 BPS quarterly	06/20/08	$2,500	$(2)
Marsh & McLennan Co., Inc., 5.38%, 07/15/14	Merrill Lynch International	Buy	101 BPS quarterly	09/20/14	750	3
Southwest Airlines, Co., 6.50%, 03/01/12	Goldman Sachs Capital Management	Buy	69 BPS quarterly	06/20/14	1,100	44
						$600

[1]	Premiums received of $25.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Credit Suisse International (a)	U.S. Treasury Note, 4.50%, 02/28/11	$105.48	03/03/08	$27,300	$600

(a)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

SEE NOTES TO FINANCIAL STATEMENTS.

74   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — 108.3%
	Asset-Backed Securities — 3.6%
65	Carmax Auto Owner Trust, Series 2006-2, Class A3, 5.15%, 02/15/11 (m)	66
125	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, FRN, 3.44%, 01/09/12 (m)	117
250	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, FRN, 3.29%, 08/25/36 (m)	224
69	Countrywide Asset-Backed Certificates, Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	65
65	Lehman XS Trust, Series 2006-12N, Class A1A1, FRN, 3.22%, 08/25/46 (m)	64
	Option One Mortgage Loan Trust,
7	Series 2003-4, Class A2, FRN, 3.45%, 07/25/33 (m)	7
2	Series 2003-5, Class A2, FRN, 3.45%, 08/25/33 (m)	2
	Residential Asset Securities Corp.,
1	Series 2002-KS4, Class AIIB, FRN, 3.63%, 07/25/32 (m)	1
1	Series 2003-KS5, Class AIIB, FRN, 3.71%, 07/25/33 (m)	1
2	Wachovia Asset Securitization, Inc., Series 2002-HE2, Class A, FRN, 3.57%, 12/25/32 (m)	2
	Total Asset-Backed Securities (Cost $586)	549
	Collateralized Mortgage Obligations — 8.4%
	Agency CMO — 1.8%
54	Federal Home Loan Mortgage Corp., REMICS, Series 2931, Class GA , 5.00%, 11/15/28 (m)	55
	Federal National Mortgage Association, REMICS,
33	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	34
38	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	39
32	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	33
38	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	39
38	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	39
40	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.36%, 06/25/42 (m)	42
		281
	Non-Agency CMO — 6.6%
73	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A1, 5.50%, 12/25/33 (m)	74
	Countrywide Alternative Loan Trust,
50	Series 2006-12CB, Class A6, 6.00%, 05/25/36 (m)	49
60	Series 2006-23CB, Class 2A1, 6.50%, 08/25/36 (m)	58
78	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	78
1,194	CS First Boston Mortgage Securities Corp., Series 1997-2, Class X, IO, VAR, 0.91%, 06/25/20 (e) (m)	—	(h)
1	DLJ Mortgage Acceptance Corp., Series 1997-D, Class CTFS, HB, VAR, 66.77%, 07/28/27 (e) (i)	1
187	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, FRN, 3.33%, 11/19/36 (m)	161
74	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 01/25/36 (m)	75
14	MASTR Alternative Loans Trust, Series 2004-13, Class 10A1, 8.00%, 01/25/35 (m)	14
	Residential Accredit Loans, Inc.,
33	Series 2006-QS6, Class 1A2, 6.00%, 06/25/36 (m)	33
66	Series 2006-QS11, Class 1A1, 6.50%, 08/25/36 (m)	67
79	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	77
51	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 01/25/46 (m)	51
187	Thornburg Mortgage Securities Trust, Series 2006-6, Class A1, FRN, 3.25%, 12/25/46 (m)	177
40	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	41
46	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR3, Class A1, FRN, 5.70%, 03/25/36 (m)	46
		1,002
	Total Collateralized Mortgage Obligations (Cost $1,459)	1,283
	Commercial Mortgage-Backed Securities — 2.5%
25	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A4, 4.52%, 11/11/41 (m) (y)	24
148	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3, 6.38%, 12/18/35 (m)	151

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   75

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
45	Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4, 4.11%, 07/05/35 (m)	42
60	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, 11/15/27 (m)	62
94	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, FRN, 3.24%, 09/15/21 (e) (m)	90
20	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.92%, 03/12/35 (m)	19
	Total Commercial Mortgage-Backed Securities (Cost $391)	388
	Corporate Bonds — 31.2%
	Aerospace & Defense — 0.1%
25	L-3 Communications Corp., 5.88%, 01/15/15 (m)	24
	Auto Components — 0.2%
1	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	1
20	Tenneco, Inc., 8.63%, 11/15/14 (m)	20
15	United Components, Inc., 9.38%, 06/15/13 (m)	14
		35
	Capital Markets — 0.6%
35	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	34
60	Lehman Brothers Holdings Capital Trust V, 5.86%, 05/31/12 (m) (x)	45
15	LVB Acquisition Merger Sub, Inc., PIK, 10.38%, 10/15/17 (e) (m)	15
		94
	Chemicals — 0.6%
15	Huntsman LLC, 11.50%, 07/15/12 (m)	16
20	Ineos Group Holdings plc (United Kingdom), 8.50%, 02/15/16 (e) (m)	15
25	Nalco Co., 7.75%, 11/15/11 (m)	25
30	PolyOne Corp., 8.88%, 05/01/12 (m)	30
		86
	Commercial Banks — 6.5%
160	Barclays Bank plc (United Kingdom), 5.93%, 12/15/16 (e) (m) (x)	146
10	Cadets Trust, 4.80%, 07/15/13 (e) (m)	10
40	Credit Agricole S.A. (France), 6.64%, 05/31/17 (e) (m) (x)	34
40	Deutsche Bank AG (Germany), 5.38%, 10/12/12 (m)	42
285	Glitnir Banki HF (Iceland), FRN, 4.33%, 01/21/11 (e) (m)	248
100	ICICI Bank Ltd. (India), FRN, 4.92%, 01/12/10 (e) (m)	96
100	Royal Bank of Scotland Group plc (United Kingdom), 6.99%, 12/31/49 (e) (m) (x)	96
100	Shinsei Finance II (Cayman Islands), 7.16%, 07/25/16 (e) (m) (x)	75
250	VTB Capital S.A. for Vneshtorgbank (Russia), FRN, 3.84%, 08/01/08 (e) (m)	248
		995
	Commercial Services & Supplies — 0.5%
25	ACCO Brands Corp., 7.63%, 08/15/15 (m)	22
25	Allied Waste North America, Inc., 7.38%, 04/15/14 (m)	24
20	Corrections Corp. of America, 6.25%, 03/15/13 (m)	20
25	Quebecor World Capital Corp. (Canada), 8.75%, 03/15/16 (d) (m)	12
		78
	Computers & Peripherals — 0.4%
55	Hewlett-Packard Co., 4.50%, 03/01/13 (m)	56
	Consumer Finance — 1.4%
	Ford Motor Credit Co. LLC,
10	7.25%, 10/25/11 (m)	9
55	FRN, 5.83%, 01/15/10 (m)	47
55	GMAC LLC, 6.88%, 08/28/12 (m)	44
125	SLM Corp., FRN, 3.47%, 07/27/09 (m)	112
		212
	Containers & Packaging — 0.3%
15	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15 (m)	15
20	Owens-Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	21
5	Packaging Dynamics Finance Corp., 10.00%, 05/01/16 (e) (m)	4
		40
	Diversified Consumer Services — 0.1%
15	Service Corp. International, 7.38%, 10/01/14 (m)	15

SEE NOTES TO FINANCIAL STATEMENTS.

76   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Diversified Financial Services — 2.4%
55	Goldman Sachs Capital II, 5.79%, 06/01/12 (m) (x)	41
100	Kaupthing Bank HF (Iceland), FRN, 4.96%, 01/15/10 (e) (m)	90
28	Mizuho Capital Investment USD1 Ltd. (Cayman Islands), 6.69%, 6/30/16 (e) (m) (x)	25
30	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands), 6.08%, 01/25/17 (e) (m) (x)	26
148	TRAINS, Series HY1-2006, 7.55%, 05/01/16 (e) (m)	145
45	Visant Corp., 7.63%, 10/01/12 (m)	43
		370
	Diversified Telecommunication Services — 0.9%
50	AT&T, Inc., 6.50%, 09/01/37 (m)	51
10	Citizens Communications Co., 6.25%, 01/15/13 (m)	9
29	Consolidated Communications Illinois/Texas Holdings, Inc., 9.75%, 04/01/12 (m)	30
10	Qwest Communications International, Inc., FRN, 6.56%, 02/15/09 (m)	10
	Qwest Corp.,
5	7.50%, 10/01/14 (m)	5
10	8.88%, 03/15/12 (m)	10
20	Wind Acquisition Finance S.A. (Luxembourg), 10.75%, 12/01/15 (e)	20
		135
	Electric Utilities — 1.5%
100	Abu Dhabi National Energy Co. (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	102
125	Ohio Power Co., FRN, 4.83%, 04/05/10 (m)	122
		224
	Energy Equipment & Services — 0.1%
15	Transocean, Inc. (Cayman Islands), 6.80%, 03/15/38 (m)	16
	Food & Staples Retailing — 1.4%
100	CVS/Caremark Corp., FRN, 5.44%, 06/01/10 (m)	97
44	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	42
25	Kroger Co. (The), 6.40%, 08/15/17 (m)	27
25	Safeway, Inc., 6.35%, 08/15/17 (m)	26
15	Wal-Mart Stores, Inc., 6.50%, 08/15/37 (m)	16
		208
	Health Care Providers & Services — 0.8%
15	Community Health Systems, Inc., 8.88%, 07/15/15 (m)	15
	HCA, Inc.,
35	9.25%, 11/15/16 (m)	36
40	PIK, 9.63%, 11/15/16 (m)	41
30	Tenet Healthcare Corp., 9.25%, 02/01/15 (m)	27
		119
	Hotels, Restaurants & Leisure — 0.5%
15	McDonald’s Corp., 6.30%, 10/15/37 (m)	15
	MGM Mirage, Inc.,
5	5.88%, 02/27/14 (m)	4
25	6.75%, 04/01/13 (m)	24
15	6.88%, 04/01/16 (m)	14
20	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	19
		76
	Household Durables — 0.6%
25	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13 (m)	22
20	Ames True Temper, FRN, 8.26%, 01/15/12 (m)	16
	Beazer Homes USA, Inc.,
10	6.50%, 11/15/13 (m)	7
10	6.88%, 07/15/15 (m)	7
10	DR Horton, Inc., 5.63%, 09/15/14 (m)	8
15	Jarden Corp., 7.50%, 05/01/17 (m)	13
25	Sealy Mattress Co., 8.25%, 06/15/14 (m)	23
		96
	Household Products — 0.0% (g)
10	Spectrum Brands, Inc., 7.38%, 02/01/15 (m)	7
	Independent Power Producers & Energy Traders — 0.3%
	AES Corp. (The),
2	8.75%, 05/15/13 (e) (m)	2
15	8.88%, 02/15/11 (m)	16
27	NRG Energy, Inc., 7.38%, 02/01/16 (m)	26
		44
	Insurance — 2.1%
36	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	35
45	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	44
30	Nationwide Financial Services, 6.75%, 05/15/67 (m)	25
40	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	35
100	Swiss RE Capital I LP (United Kingdom), VAR, 6.85%, 12/31/49 (e) (m) (x)	94

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   77

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Insurance — Continued
25	Travelers Cos, Inc., (The) VAR, 6.25%, 03/15/37 (m)	23
80	XL Capital Ltd. (Cayman Islands), 6.50%, 04/15/17 (m) (x)	60
		316
	Internet & Catalog Retail — 0.1%
20	Brookstone Co., Inc., 12.00%, 10/15/12 (m)	19
	IT Services — 0.2%
35	Iron Mountain, Inc., 7.75%, 01/15/15 (m)	35
	Leisure Equipment & Products — 0.1%
15	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e) (m)	13
	Media — 1.9%
5	Cablevision Systems Corp., 8.00%, 04/15/12 (m)	5
65	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	60
60	Comcast Corp., 6.95%, 08/15/37 (m)	61
50	DirecTV Holdings LLC/DirecTV Financing Co., 6.38%, 06/15/15 (m)	46
	Echostar DBS Corp.,
5	6.63%, 10/01/14 (m)	5
40	7.13%, 02/01/16 (m)	39
10	TCI Communications, Inc., 7.88%, 02/15/26 (m)	11
15	Time Warner Cable, Inc., 6.55%, 05/01/37 (m)	14
30	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	29
20	WMG Acquisition Corp., 7.38%, 04/15/14 (m)	16
		286
	Multi-Utilities — 0.7%
50	Dominion Resources, Inc., 6.30%, 03/15/33 (m)	50
55	MidAmerican Energy Holdings Co., 6.50%, 09/15/37 (m)	57
		107
	Oil, Gas & Consumable Fuels — 3.3%
120	ABN Amro Bank/Deutschland for OAO Gazprom (Russia), 9.63%, 03/01/13 (e)	137
25	Canadian Natural Resources Ltd. (Canada), 6.25%, 03/15/38 (m)	24
40	Chesapeake Energy Corp., 7.00%, 08/15/14 (m)	40
25	Denbury Resources, Inc., 7.50%, 04/01/13 (m)	25
34	Gaz Capital for Gazprom (Russia), 8.63%, 04/28/34	40
56	Gazprom International S.A. (Russia), 7.20%, 02/01/20	57
25	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	24
15	Newfield Exploration Co., 6.63%, 04/15/16 (m)	15
30	Nexen, Inc. (Canada), 6.40%, 05/15/37 (m)	29
40	ONEOK Partners LP, 5.90%, 04/01/12 (m)	42
75	Valero Energy Corp., 6.63%, 06/15/37 (m)	74
		507
	Paper & Forest Products — 0.5%
75	Georgia-Pacific LLC, 9.50%, 12/01/11 (m)	76
	Real Estate Investment Trusts (REITs) — 0.5%
20	Host Hotels & Resorts LP, 6.75%, 06/01/16 (m)	19
60	WEA Finance LLC/WEA Finance LLC (Australia), 5.70%, 10/01/16 (e) (m)	56
		75
	Road & Rail — 0.3%
20	Hertz Corp., (The), 8.88%, 01/01/14 (m)	19
27	United Rentals North America, Inc., 6.50%, 02/15/12 (m)	24
		43
	Specialty Retail — 0.2%
40	Home Depot, Inc., 5.88%, 12/16/36 (m)	33
	Thrifts & Mortgage Finance — 1.1%
100	CAM US Finance S.A. Sociedad Unipersonal (Spain), FRN, 3.39%, 02/01/10 (e) (m)	96
25	Countrywide Financial Corp., 5.80%, 06/07/12 (m)	23
50	Washington Mutual, Inc., FRN, 3.23%, 08/24/09 (m)	46
		165
	Wireless Telecommunication Services — 1.0%
100	America Movil S.A.B. de C.V. (Mexico), FRN, 4.96%, 06/27/08 (m)	99
15	Intelsat Jackson Holdings Ltd. (Bermuda), 9.25%, 06/15/16 (m)	15
50	Sprint Nextel Corp., 6.00%, 12/01/16 (m)	37
		151
	Total Corporate Bonds (Cost $5,202)	4,756

SEE NOTES TO FINANCIAL STATEMENTS.

78   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Foreign Government Securities — 14.5%
	Argentina — 1.0%
180	Republic of Argentina, 7.00%, 10/03/15 (m)	147
	Barbados — 0.1%
11	Government of Barbados, 7.25%, 12/15/21	12
	Brazil — 0.8%
75	Federal Republic of Brazil, 12.25%, 03/06/30 (i)	125
	Colombia — 1.0%
	Republic of Colombia,
65	8.25%, 12/22/14	75
20	10.38%, 01/28/33	29
40	10.75%, 01/15/13	49
		153
	Dominican Republic — 2.5%
250	Citigroup Funding, Inc., 15.00%, 03/12/12 (linked to Dominican Republic Government Bond, 15.00%, 03/09/12) (e) (i)	228
	Government of Dominican Republic,
101	9.04%, 01/23/18 (e)	110
34	9.50%, 09/27/11	36
		374
	Egypt — 0.6%
EGP 500	Credit Suisse First Boston, 0.00%, 05/06/08 (linked to Egypt Treasury Bill, 0.00%, 05/06/08) (e) (i)	90
	Ghana — 2.1%
320	Barclays Bank plc, 0.00%, 04/07/10 (linked to Government of Ghana, 0.00%, 04/07/10) (e) (i)	315
	Indonesia — 0.8%
119	Republic of Indonesia, 7.25%, 04/20/15	126
	Mexico — 1.9%
	United Mexican States,
40	7.50%, 01/14/12	45
25	8.00%, 09/24/22	31
35	8.30%, 08/15/31	45
MXN 1,000	9.50%, 12/18/14	105
60	FRN, 5.08%, 01/13/09 (m)	60
		286
	Peru — 0.7%
100	IIRSA Norte Finance Ltd., 8.75%, 05/30/24	112
	Philippines — 0.3%
40	Bangko Sentral Pilipinas, 8.60%, 06/15/27	47
	Russia — 0.9%
	Russian Federation,
66	8.25%, 03/31/10	69
50	11.00%, 07/24/18	72
		141
	Trinidad & Tobago — 0.4%
50	Republic of Trinidad & Tobago, 9.75%, 07/01/20	67
	Turkey — 0.6%
TRY 120	Credit Suisse, Nassau Branch, 14.00%, 01/19/11 (linked to Republic of Turkey Government Bond, 14.00%, 01/19/11) (e) (i)	92
	Venezuela — 0.8%
125	Republic of Venezuela, 9.38%, 01/13/34	123
	Total Foreign Government Securities (Cost $2,091)	2,210
	Mortgage Pass-Through Securities — 33.3%
	Federal Home Loan Mortgage Corp., Gold Pools,
15	ARM, 5.42%, 06/01/37 (m)	15
29	ARM, 5.46%, 07/01/37 (m)	30
21	ARM, 5.58%, 06/01/37 (m)	22
	15 Year, Single Family,
8	6.00%, 05/01/17 (m)	9
	30 Year, Single Family,
27	6.00%, 01/01/35 (m)	28
100	6.00%, 03/15/38	102
695	TBA, 5.00%, 03/15/37	684
600	TBA, 5.50%, 03/15/37	603
	Federal National Mortgage Association, 15 Year, Single Family,
450	TBA, 4.50%, 03/25/22	450
	30 Year, Single Family,
565	6.00%, 03/01/33 – 01/01/35 (m)	579
1,669	6.50%, 01/01/35 – 03/25/38 (m)	1,730
100	TBA, 5.00%, 04/25/37	98
115	TBA, 6.50%, 04/25/38	119
	Government National Mortgage Association, 30 Year, Single Family,
390	TBA, 6.00%, 03/15/37	403
210	TBA, 6.50%, 03/15/37	219
	Total Mortgage Pass-Through Securities (Cost $5,105)	5,091

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   79

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long-Term Investments — Continued
	Private Placement — 7.8%
1,108	270 5th Ave., Secured by First Mortgage and Agreement on Co-op Apartment Building in Brooklyn, New York, 6.93%, 08/01/18 (f) (i) (Cost $1,108)	1,197
	U.S. Treasury Obligations — 7.0%
	U.S. Treasury Bonds,
3	4.75%, 02/15/37 (m)	3
5	5.00%, 05/15/37 (m)	5
125	5.50%, 08/15/28 (k) (m)	144
	U.S. Treasury Notes,
75	3.63%, 10/31/09 (m)	77
100	3.88%, 10/31/12 (m)	106
40	4.13%, 08/15/10 (m)	42
50	4.25%, 09/30/12 (k) (m)	54
5	4.25%, 11/15/17 (m)	5
15	4.50%, 05/15/10 (m)	16
10	4.50%, 11/30/11 (m)	11
150	4.63%, 07/31/09 (m)	156
260	4.75%, 08/15/17 (m)	285
10	5.13%, 06/30/08 (m)	10
140	5.13%, 06/30/11 (m)	154
	Total U.S. Treasury Obligations (Cost $999)	1,068

NUMBER OF WARRANTS
		Warrant — 0.0% (g)
—	(h)	Startec Global Communications Corp., expires 05/15/08 (a) (e) (m) (Cost $—(h))	—	(h)
		Total Long-Term Investments (Cost $16,941)	16,542

NUMBER OF CONTRACTS
Options Purchased — 1.1%
	Call Options Purchased — 0.5%
5	90 Day Eurodollar Futures, Expiring 03/17/08 @ $95.75, American Style	18
14	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	11
14	90 Day Eurodollar Futures, Expiring 09/15/08 @ $97.50, American Style	17
14	90 Day Eurodollar Futures, Expiring 12/15/08 @ $97.50, American Style	21
2	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $112.50, American Style	4
	Total Call Options Purchased	71

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
	Put Options Purchased — 0.6%
14	90 Day Eurodollar Futures, Expiring 06/16/08 @ $97.50, American Style	6
1	5 Year U.S. Treasury Note Futures, Expiring 03/20/08 @ $111.50, American Style	—	(h)
2	20 Year U.S. Treasury Bond Futures, Expiring 03/20/08 @ $115.00, American Style	1

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps:
778	Expiring 07/15/08. If exercised the Fund pays semi-annually 4.99% and receives quarterly floating 3 month LIBOR expiring 07/17/38 , European Style. Counterparty: Barclays Bank plc (r)	29
1,205	Expiring 07/23/08. If exercised the Fund pays semi-annually 5.03% and receives quarterly floating 3 month LIBOR expiring 07/25/38 , European Style. Counterparty: Lehman Brothers Special Financing (r)	53
	Total Put Options Purchased	89
	Total Options Purchased (Cost $117)	160

PRINCIPAL AMOUNT
Short-Term Investments — 19.0%
	Commercial Paper — 9.8% (n)
500	Alpine Securitization Corp. 3.29%, 03/19/08 (m)	499
500	Cancara Asset Securitisation LLC, 3.26%, 03/17/08 (e) (m)	499
500	CRC Funding LLC, 3.26%, 04/09/08 (e) (m)	498
	Total Commercial Paper (Cost $1,496)	1,496

SHARES
	Investment Company — 9.2%
1,412	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,412)	1,412
	Total Short-Term Investments (Cost $2,908)	2,908
	Total Investments — 128.4% (Cost $19,966)	19,610
	Liabilities in Excess of Other Assets — (28.4)%	(4,336)
	NET ASSETS — 100.0%	$15,274

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

80   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/29/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	10 Year Australia Bond	March, 2008	87	— (h)
3	10 Year Swap	March, 2008	343	18
1	Euro-Bobl	March, 2008	169	4
2	Euro-Bund	March, 2008	355	3
5	2 Year U.S. Treasury Note	June, 2008	1,075	8
21	5 Year U.S. Treasury Note	June, 2008	2,399	24
4	10 Year U.S. Treasury Note	June, 2008	469	9
5	Eurodollar	June, 2008	1,221	14
3	U.S Long Bond	June, 2008	356	9
6	3 Month EURIBOR	December, 2008	2,198	1
	Short Futures Outstanding
(3)	3 Year Australia Bond	March, 2008	(261)	— (h)
(5)	Eurodollar	March, 2008	(1,215)	(4)
(10)	30 Day Federal Funds	April, 2008	(4,070)	(5)
(9)	5 Year U.S. Treasury Note	June, 2008	(1,028)	(18)
(8)	10 Year U.S. Treasury Note	June, 2008	(938)	(20)
(5)	Eurodollar	June, 2009	(1,220)	(4)
				39

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 02/29/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
50,000	EUR	3/31/2008	73	(76)	(4)

Short Positions

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(100)	FNMA, 30 Year, Single Family, TBA, 5.00%, 03/25/38	(98)
	(Proceeds received of $100.)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.75	06/16/08	38	(17)
90 Day Eurodollar Futures, American Style	98.00	06/16/08	28	(17)
90 Day Eurodollar Futures, American Style	98.00	12/15/08	28	(23)
5 Year U.S. Treasury Note Futures, American Style	113.50	09/15/08	2	(3)
(Premiums received of $44.)				(60)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   81

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	97.25	06/16/08	38	(7)
5 Year U.S. Treasury Note Futures, American Style	110.00	03/20/08	1	—	(h)
20 Year U.S. Treasury Bond Futures, American Style	112.00	03/20/08	2	—	(h)
(Premiums received of $12.)				(7)

Payer Options Written on Interest Rate Swaps**

COUNTERPARTY	EXERCISE RATE*(r)	OPTION EXPIRATION DATE	SWAP EXPIRATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.90% semi-annually	07/15/08	07/17/13	2,130	(22)
Lehman Brothers Special Financing	3.73% semi-annually	07/23/08	07/25/13	3,192	(44)
(Premiums received of $65.)					(66)

*	The Fund would pay a floating rate based on 3 month USD LIBOR, if exercised.

**	European Style

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	5.55% semi-annually	3 month LIBOR quarterly	06/14/12	920	(87)
Barclays Bank plc	3 month LIBOR quarterly	4.21% semi-annually	11/29/12	1,710	85
Barclays Bank plc	4.44% semi-annually	3 month LIBOR quarterly	05/18/16	335	(10)
Barclays Bank plc	4.95% semi-annually	3 month LIBOR quarterly	11/29/37	485	(12)
Deutsche Bank AG, New York	3.50% semi-annually	3 month LIBOR quarterly	08/31/12	2,390	(20)
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.57% semi-annually	04/30/13	305	2
Deutsche Bank AG, New York	4.25% semi-annually	3 month LIBOR quarterly	04/30/18	167	— (h)
Goldman Sachs Capital Management	4.92% semi-annually	3 month LIBOR quarterly	05/18/16	590	(45)
Lehman Brothers Special Financing	3 month LIBOR quarterly	3.69% semi-annually	08/31/12	776	12
Lehman Brothers Special Financing	3 month LIBOR quarterly	4.20% semi-annually	12/05/13	390	8
Lehman Brothers Special Financing	4.19% semi-annually	3 month LIBOR quarterly	02/15/15	343	(6)
Lehman Brothers Special Financing	4.38% semi-annually	3 month LIBOR quarterly	08/15/16	112	(2)
Lehman Brothers Special Financing	4.65% semi-annually	3 month LIBOR quarterly	12/05/18	220	(3)
					(78)

SEE NOTES TO FINANCIAL STATEMENTS.

82   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.8	Bear Stearns Credit Products (y) [1]	Buy	175 BPS semi-annually	12/20/12	600	16
CDX.EM.8	Citibank, N.A. [2]	Buy	175 BPS semi-annually	12/20/12	120	3
CDX.EM.8	Deutsche Bank AG, New York [3]	Buy	175 BPS semi-annually	12/20/12	80	2
CDX.EM.8	Lehman Brothers Special Financing [4]	Buy	175 BPS semi-annually	12/20/12	100	3
CDX.EM.8	Lehman Brothers Special Financing [5]	Buy	175 BPS semi-annually	12/20/12	120	3
CDX.EM.8	Lehman Brothers Special Financing [6]	Buy	175 BPS semi-annually	12/20/12	60	2
CDX.EM.8	Merrill Lynch International [7]	Buy	175 BPS semi-annually	12/20/12	110	3
CDX.EM.8	Union Bank of Switzerland AG [8]	Buy	175 BPS semi-annually	12/20/12	10	— (h)
CDX.NA.HY.9	Lehman Brothers Special Financing [9]	Sell	375 BPS quarterly	12/20/12	120	(15)
CDX.NA.HY.9	Lehman Brothers Special Financing [10]	Sell	375 BPS quarterly	12/20/12	60	(7)
CDX.NA.HY.9	Lehman Brothers Special Financing [11]	Sell	375 BPS quarterly	12/20/12	100	(11)
Countrywide Financial Corp., 0.00%, 03/22/11	Goldman Sachs Capital Management	Sell	400 BPS quarterly	09/20/08	200	(2)
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	341 BPS semi-annually	07/20/17	120	17
Government of Jamaica, 11.63%, 01/15/22	Bear Stearns Credit Products (y)	Buy	397 BPS semi-annually	08/20/17	30	3
Kazkommertzbank International BV, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	50	(4)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Sell	175 BPS semi-annually	08/20/08	300	(5)
Kazkommertzbank International BV, 7.88%, 04/07/14	Morgan Stanley Capital Services	Buy	300 BPS semi-annually	08/20/12	60	8
Petroleos De Venezuela S.A., 5.25%, 04/12/17	Union Bank of Switzerland AG	Sell	398 BPS semi-annually	10/20/12	100	(7)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Lehman Brothers Special Financing	Sell	265 BPS semi- annually	05/20/12	75	(8)
Petroleos De Venezuela S.A., 5.50%, 04/12/37	Barclays Bank plc	Sell	397 BPS semi-annually	10/20/12	170	(12)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	341 BPS semi-annually	07/20/17	120	(19)
Republic of Argentina, 8.28%, 12/31/33	Bear Stearns Credit Products (y)	Sell	407 BPS semi-annually	08/20/17	30	(4)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	53 BPS semi-annually	08/20/12	130	(10)
Republic of Kazakhstan, 11.13%, 05/11/07	Barclays Bank plc	Sell	68 BPS semi-annually	08/20/12	150	(11)
Republic of Kazakhstan, 11.13%, 05/11/07	Credit Suisse International	Sell	53 BPS semi-annually	08/20/12	210	(17)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	65.5 BPS semi-annually	08/20/12	310	(23)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	71 BPS semi-annually	08/20/12	150	(11)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	145 BPS semi-annually	07/20/12	70	2
Republic of Turkey, 11.88%, 01/15/30	Deutsche Bank AG, New York	Buy	239 BPS semi-annually	08/20/12	150	(2)
Republic of Turkey, 11.88%, 01/15/30	Morgan Stanley Capital Services	Buy	194 BPS semi-annually	08/20/12	120	1
						(105)

[1]	Premiums paid of $5.

[2]	Premiums received of $1.

[3]	Premiums paid of $1.

[4]	Premiums paid of $2.

[5]	Premiums paid of $3.

[6]	Premiums paid of $1.

[7]	Premiums paid of $1.

[8]	Premiums received of $5.

[9]	Premiums received of $12.

[10]	Premiums received of $5.

[11]	Premiums received of $8.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   83

JPMorgan Strategic Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America (b)	BA Covered Bond Issuer, 5.50%, 06/14/12	106.55	03/12/08	920	6
Barclays Bank plc (b)	FHLB, 5.38%, 05/18/16	106.07	03/13/08	330	11
BNP Paribas (a)	U.S. Treasury Inflation Indexed Note, 4.75%, 08/15/17	106.76	03/27/08	110	(3)
BNP Paribas (b)	U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17	110.43	03/27/08	100	4
Credit Suisse International (b)	FHLB, 5.38%, 05/18/16	106.80	03/13/08	580	15
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 5.00%	100.00	04/07/08	735	3
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 5.00%	100.00	03/05/08	325	(5)
Union Bank of Switzerland AG (b)	FNMA, 15 Year, TBA, 5.00%	101.13	03/11/08	300	—	(h)
Union Bank of Switzerland AG (b)	FNMA, 15 Year, TBA, 6.00%	103.25	03/11/08	815	—	(h)
					31

(a)	Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.

(b)	Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 5,200	8

Morgan Stanley Capital Services	OGK/Rushydro’s 12/13/13	3 month LIBOR + 20 BPS quarterly	Total Return on OGK/ Rushydro’s 12/13/13 quarterly	12/25/10	RUB 15,030	19
						27

SEE NOTES TO FINANCIAL STATEMENTS.

84   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

ABBREVIATIONS AND DEFINITIONS:

(a)—	Non-income producing security.

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)—	Defaulted Security.

(e)—	Security is exempt from registration under Rule 144A of the Investment Company Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)—	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on total investments that are fair valued (amounts in thousands):

	Market Value	Percentage
Bond Fund	$24,118	1.2%
Enhanced Income Fund	1,200	1.1
Short Term Bond Fund	19,203	1.8
Short Term Bond Fund II	4,247	1.7
Strategic Income Fund	1,197	6.1

(g)—	Amount rounds to less than 0.1%.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures established by the Board of Trustees and may be difficult to sell.

(k)—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)—	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)—	The rate shown is the effective yield at the date of purchase.

(r)—	Rates shown are per annum and payments are as described.

(s)—	These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)—	As a result of the issuer missing its most recent coupon payment, the Fund no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.

(x)—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of February 29, 2008.

(y)—	Subsequent to February 29, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co. (See Note 9)

ADR—	American Depositary Receipt

ARM—	Adjustable Rate Mortgage

ARS—	Argentine Peso

AUD —	Australian Dollar

AUD-BBR-BBSW—	Australia Bill Bank Rate

BPS—	Basis Points

BRL—	Brazilian Real

BUBOR—	Budapest Interbank Offered Rate

CAD—	Canadian Dollar

CAD-BA-CDOR—	Canadian Bank Bill Overnight Rate

CHF—	Swiss Franc

CMO—	Collateralized Mortgage Obligation

COP—	Colombian Peso

CZK—	Czech Republic Koruna

EGP—	Egyptian Pound

EUR—	Euro

EURIBOR—	Euro Interbank Offered Rate

FHLB—	Federal Home Loan Bank

FHLMC—	Federal Home Loan Mortgage Corp.

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

GBP—	British Pound

GDP—	Gross Domestic Product

GNMA—	Government National Mortgage Association

HB—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HUF—	Hungarian Forint

IF—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of February 29, 2008. The rate may be subject to a cap and floor.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   85

JPMorgan Income Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 29, 2008 (continued)

ILS—	Israeli Shekel

IO—	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

ISK—	Iceland Krona

JIBAR—	Johannesburg Interbank Accepted Rate

JPY—	Japanese Yen

LIBOR—	London Interbank Offered Rate

MXN—	Mexican Peso

NIBOR—	Norwegian Interbank Offered Rate

NIM—	Net Interest Margin

NOK—	Norwegian Krone

NZD—	New Zealand Dollar

PIK—	Payment-In-Kind

PLN—	Polish Zloty

REMICS—	Real Estate Mortgage Investment Conduits

RON—	Romanian Leu

RUB—	Russian Ruble

SEK—	Swedish Krona

SGD—	Singapore Dollar

SKK—	Slovak Koruna

STIBOR—	Stockholm Interbank Offered Rate

STRIPS—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB—	Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2008.

TBA—	To Be Announced

TIBOR—	Tokyo Interbank Offered Rate

TRAINS—	Targeted Return Index

TRY—	New Turkish Lira

USD—	United States Dollar

UYU—	Uruguayan Peso

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

WIBOR—	Warsaw Interbank Offered Rate

ZAR—	South African Rand

SEE NOTES TO FINANCIAL STATEMENTS.

86   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   87

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008

(Amounts in thousands, except per share amounts)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$2,043,751	$286,532	$87,583	$84,569
Investments in affiliates, at value	18,180	9,742	21,994	3,362
Total investment securities, at value	2,061,931	296,274	109,577	87,931
Cash	1,926	8,039	1	910
Foreign currency, at value	891	270	—	634
Deposits at broker for foreign futures contracts	182	—	—	—
Receivables:
Investment securities sold	3,173,306	6,033	30,015	55,275
Fund shares sold	4,150	1,936	—	848
Interest and dividends	14,544	5,961	353	230
Variation margin on futures contracts	10,468	818	86	325
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	228
Outstanding swap contracts, at value	38,939	2,095	378	908
Due from Advisor	—	—	6	85
Total Assets	5,306,337	321,426	140,416	147,374

LIABILITIES:
Payables:
Dividends	2,734	497	125	8
Investment securities purchased	3,362,798	11,982	36,613	61,971
Securities sold short, at value	154,513	—	103	4,630
Fund shares redeemed	24,454	51	—	9
Variation margin on futures contracts	7,709	403	90	264
Unrealized depreciation on forward foreign currency exchange contracts	490	371	—	242
Outstanding options written, at fair value	29,893	—	—	1,167
Outstanding swap contracts, at value	43,095	6,998	218	1,185
Accrued liabilities:
Investment advisory fees	256	164	—	—
Administration fees	70	24	1	—	(c)
Shareholder servicing fees	258	55	—	8
Distribution fees	12	5	—	3
Custodian and accounting fees	72	43	16	24
Trustees’ and Chief Compliance Officer’s fees	2	2	2	1
Other	431	109	70	167
Total Liabilities	3,626,787	20,704	37,238	69,679
Net Assets	$1,679,550	$300,722	$103,178	$77,695

SEE NOTES TO FINANCIAL STATEMENTS.

88   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
NET ASSETS:
Paid in capital	$1,816,726	$305,502	$121,978	$75,181
Accumulated undistributed (distributions in excess of) net investment income	8,104	970	(173)	338
Accumulated net realized gains (losses)	(56,290)	(2,753)	(11,252)	(2,118)
Net unrealized appreciation (depreciation)	(88,990)	(2,997)	(7,375)	4,294
Total Net Assets	$1,679,550	$300,722	$103,178	$77,695

Net Assets:
Class A	$25,579	$8,140	$—	$5,171
Class B	4,113	—	—	—
Class C	7,659	5,154	—	4,023
Class R5 (a)	—	22,347	—	—
Select Class	1,116,991	265,081	—	61,551
Institutional Class	349,342	—	103,178	6,950
Ultra	175,866	—	—	—
Total	$1,679,550	$300,722	$103,178	$77,695

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	2,885	968	—	511
Class B	467	—	—	—
Class C	866	613	—	399
Class R5 (a)	—	2,654	—	—
Select Class	127,285	31,490	—	6,060
Institutional Class	39,821	—	11,479	684
Ultra	20,051	—	—	—

Net Asset Value:
Class A — Redemption price per share	$8.87	$8.41	$—	$10.13
Class B — Offering price per share (b)	8.80	—	—	—
Class C — Offering price per share (b)	8.85	8.40	—	10.08
Class R5 (a) — Offering and redemption price per share	—	8.42	—	—
Select Class — Offering and redemption price per share	8.78	8.42	—	10.16
Institutional Class — Offering and redemption price per share	8.77	—	8.99	10.17
Ultra — Offering and redemption price per share	8.77	—	—	—
Class A maximum sales charge	3.75%	3.75%	—	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.22	$8.74	$—	$10.52

Cost of investments in non-affiliates	$2,130,267	$284,890	$95,155	$79,888
Cost of investments in affiliates	18,180	9,742	21,994	3,362
Cost of foreign currency	886	269	—	608
Cost of deposits at broker for foreign futures contracts	170	—	—	—
Proceeds received from short positions	154,289	—	110	4,689
Premiums received from options written	25,140	—	—	889
Premiums paid on swaps	1,192	—	39	26
Premiums received from swaps	5,424	—	—	76

(a)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(b)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008 (continued)

(Amounts in thousands, except per share amounts)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
ASSETS:
Investments in non-affiliates, at value	$1,200,884	$233,356	$18,198
Investments in affiliates, at value	26,684	23,371	1,412
Total investment securities, at value	1,227,568	256,727	19,610
Cash	848	204	22
Foreign currency, at value	8	—	17
Deposits at broker for foreign futures contracts	169	—	—
Receivables:
Investment securities sold	937,977	6,349	5,250
Fund shares sold	328	14	4
Interest and dividends	11,097	1,933	146
Tax reclaims	—	—	—	(b)
Variation margin on futures contracts	2,873	792	66
Outstanding swap contracts, at value	15,201	1,719	236
Due from Advisor	—	—	47
Due from affiliate	—	—	2
Total Assets	2,196,069	267,738	25,400

LIABILITIES:
Payables:
Dividends	3,845	792	29
Investment securities purchased	879,314	13,553	9,287
Securities sold short, at value	203,237	—	98
Fund shares redeemed	19,629	693	20
Variation margin on futures contracts	2,210	465	34
Unrealized depreciation on forward foreign currency exchange contracts	—	—	4
Outstanding options written, at fair value	9,641	1,691	133
Outstanding swap contracts, at value	5,641	362	361
Accrued liabilities:
Investment advisory fees	79	6	—	(b)
Administration fees	27	9	—
Shareholder servicing fees	174	38	3
Distribution fees	2	45	5
Custodian and accounting fees	33	17	24
Trustees’ and Chief Compliance Officers’ fees	10	7	—	(b)
Other	233	263	128
Total Liabilities	1,124,075	17,941	10,126
Net Assets	$1,071,994	$249,797	$15,274

SEE NOTES TO FINANCIAL STATEMENTS.

90   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
NET ASSETS:
Paid in capital	$1,154,696	$291,276	$30,429
Accumulated undistributed (distributions in excess of) net investment income	2,585	(144)	185
Accumulated net realized gains (losses)	(56,943)	(30,539)	(14,898)
Net unrealized appreciation (depreciation)	(28,344)	(10,796)	(442)
Total Net Assets	$1,071,994	$249,797	$15,274

Net Assets:
Class A	$10,944	$22,655	$6,355
Class B	—	—	3,492
Class C	—	—	2,177
Class M	—	144,078	—
Select Class	832,289	83,064	1,086
Institutional Class	228,761	—	2,164
Total	$1,071,994	$249,797	$15,274

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	1,191	2,345	729
Class B	—	—	400
Class C	—	—	250
Class M	—	14,910	—
Select Class	90,512	8,578	125
Institutional Class	24,881	—	248

Net Asset Value:
Class A — Redemption price per share	$9.19	$9.66	$8.72
Class B — Offering price per share (a)	—	—	8.72
Class C — Offering price per share (a)	—	—	8.72
Class M — Offering price per share	—	9.66	—
Select Class — Offering and redemption price per share	9.20	9.68	8.72
Institutional Class — Offering and redemption price per share	9.19	—	8.72
Class A maximum sales charge	2.25%	2.25%	3.75%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$9.40	$9.88	$9.06
Class M maximum sales charge	—	1.50%	—
Class M maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$—	$9.81	$—

Cost of investments in non-affiliates	$1,239,142	$245,461	$18,554
Cost of investments in affiliates	26,684	23,371	1,412
Cost of foreign currency	7	—	17
Cost of deposits at broker for foreign futures contracts	161	—	—
Proceeds received from short positions	205,179	—	100
Premiums received from options written	7,485	1,317	121
Premiums paid on swaps	—	—	13
Premiums received from swaps	160	25	31

(a)	Redemption price for Class B and Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   91

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008

(Amounts in thousands)

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund
INVESTMENT INCOME:
Interest income	$126,712	$19,720	$7,620	$4,188
Dividend income	370	—	—	—
Dividend income from affiliates (a)	4,009	438	921	170
Foreign taxes withheld	—	(36)	—	—
Total investment income	131,091	20,122	8,541	4,358

EXPENSES:
Investment advisory fees	6,610	1,695	384	250
Administration fees	2,188	240	153	71
Distribution fees:
Class A	65	19	—	3
Class B	30	—	—	—
Class C	52	26	—	4
Shareholder servicing fees:
Class A	65	19	—	3
Class B	10	—	—	—
Class C	17	8	—	1
Class R5 (b)	—	10	—	—
Select Class	3,960	530	—	158
Institutional Class	409	—	154	6
Custodian and accounting fees	271	115	44	77
Interest expense	10	— (c)	—	— (c)
Professional fees	212	100	77	177
Trustees’ and Chief Compliance Officers’ fees	36	4	2	1
Printing and mailing costs	179	26	4	1
Registration and filing fees	182	53	21	44
Transfer agent fees	289	96	6	53
Other	205	35	8	92
Total expenses	14,790	2,976	853	941
Less amounts waived	(1,361)	(13)	(544)	(365)
Less earnings credits	(79)	(2)	(2)	(4)
Less expense reimbursements	—	—	—	(111)
Net expenses	13,350	2,961	307	461
Net investment income (loss)	117,741	17,161	8,234	3,897

SEE NOTES TO FINANCIAL STATEMENTS.

92   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Bond Fund	Emerging Markets Debt Fund	Enhanced Income Fund	Real Return Fund (a)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$41,848	$(2,610)	$(3,482)	$856
Securities sold short	(65,434)	—	(230)	(582)
Written options	3,570	—	—	295
Futures	(25,035)	2,599	(365)	(1,145)
Swaps	30,331	168	271	1,078
Foreign currency transactions	1,994	356	1	83
Net realized gain (loss)	(12,726)	513	(3,805)	585
Change in net unrealized appreciation (depreciation) of:
Investments	(99,490)	(3,757)	(7,748)	4,753
Securities sold short	3,705	—	7	103
Written options	(12,124)	—	—	(513)
Futures	2,673	537	153	73
Swaps	(10,561)	(5,253)	34	(250)
Foreign currency translations	(574)	(420)	—	17
Change in net unrealized appreciation (depreciation)	(116,371)	(8,893)	(7,554)	4,183
Net realized/unrealized gains (losses)	(129,097)	(8,380)	(11,359)	4,768
Change in net assets resulting from operations	$(11,356)	$8,781	$(3,125)	$8,665

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   93

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 29, 2008 (continued)

(Amounts in thousands)

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
INVESTMENT INCOME:
Interest income	$84,911	$15,759	$1,298
Dividend income	256	—	—
Dividend income from affiliates (a)	9,149	846	37
Total investment income	94,316	16,605	1,335

EXPENSES:
Investment advisory fees	4,305	790	89
Administration fees	1,709	314	20
Distribution fees:
Class A	28	65	18
Class B	—	—	34
Class C	—	—	19
Class M	—	552	5
Shareholder servicing fees:
Class A	28	65	18
Class B	—	—	11
Class C	—	—	6
Class M	—	394	3
Select Class	3,212	332	4
Institutional Class	426	—	3
Custodian and accounting fees	154	52	46
Interest expense	1	—	— (b)
Professional fees	240	158	94
Trustees’ and Chief Compliance Officers’ fees	25	5	— (b)
Printing and mailing costs	127	31	19
Registration and filing fees	46	14	62
Transfer agent fees	82	73	51
Other	133	149	46
Total expenses	10,516	2,994	548
Less amounts waived	(2,027)	(554)	(112)
Less earnings credits	(59)	(6)	(1)
Less expense reimbursements	—	—	(189)
Net expenses	8,430	2,434	246
Net investment income (loss)	85,886	14,171	1,089

SEE NOTES TO FINANCIAL STATEMENTS.

94   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Short Term Bond Fund	Short Term Bond Fund II	Strategic Income Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	$(3,618)	$(1,972)	$(5)
Securities sold short	(15,944)	646	(180)
Written options	(341)	643	80
Futures	(9,094)	998	(322)
Swaps	560	2,809	(69)
Foreign currency transactions	(138)	—	101
Net realized gain (loss)	(28,575)	3,124	(395)
Change in net unrealized appreciation (depreciation) of:
Investments	(35,597)	(8,709)	(512)
Securities sold short	1,883	116	— (b)
Written options	(4,427)	(998)	(280)
Futures	1,021	733	36
Swaps	4,798	241	(111)
Foreign currency translations	23	—	(13)
Change in net unrealized appreciation (depreciation)	(32,299)	(8,617)	(880)
Net realized/unrealized gains (losses)	(60,874)	(5,493)	(1,275)
Change in net assets resulting from operations	$25,012	$8,678	$(186)

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b)(c)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$117,741	$47,835	$54,198	$17,161	$3,194	$4,266
Net realized gain (loss)	(12,726)	(3,874)	(31,678)	513	3,159	137
Change in net unrealized appreciation (depreciation)	(116,371)	28,712	7,040	(8,893)	2,325	1,186
Change in net assets resulting from operations	(11,356)	72,673	29,560	8,781	8,678	5,589

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,302)	(440)	(450)	(543)	(30)	— (e)
From net realized gains	—	—	(198)	(205)	(3)	—
Class B
From net investment income	(173)	(68)	(97)	—	—	—
From net realized gains	—	—	(68)	—	—	—
Class C
From net investment income	(306)	(90)	(55)	(217)	(16)	— (e)
From net realized gains	—	—	(24)	(79)	(2)	—
Class R5 (d)
From net investment income	—	—	—	(1,294)	(172)	(33)
From net realized gains	—	—	—	(363)	(21)	—
Select Class
From net investment income	(82,232)	(35,814)	(35,004)	(14,385)	(3,055)	(4,005)
From net realized gains	—	—	(5,719)	(4,326)	(378)	(6,019)
Institutional Class
From net investment income	(21,498)	(9,118)	(11,743)	—	—	—
From net realized gains	—	—	(6,859)	—	—	—
Ultra
From net investment income	(9,393)	(4,125)	(6,786)	—	—	—
From net realized gains	—	—	(3,926)	—	—	—
Total distributions to shareholders	(114,904)	(49,655)	(70,929)	(21,412)	(3,677)	(10,057)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(244,149)	286,861	1,184,150	175,875	12,560	89,788
Voluntary contribution from Advisor	—	—	—	—	—	149

NET ASSETS:
Change in net assets	(370,409)	309,879	1,142,781	163,244	17,561	85,469
Beginning of period	2,049,959	1,740,080	597,299	137,478	119,917	34,448
End of period	$1,679,550	$2,049,959	$1,740,080	$300,722	$137,478	$119,917
Accumulated undistributed (distributions in excess of) net investment income	$8,104	$(2,185)	$961	$970	$304	$96

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Class A and Class C Shares commenced operations on June 30, 2006 for the Emerging Markets Debt Fund.

(c)	Class R5 Shares commenced operations on May 15, 2006 for the Emerging Markets Debt Fund.

(d)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(e)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

96   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Enhanced Income Fund			Real Return Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,234	$4,782	$7,038	$3,897	$384	$2,917
Net realized gain (loss)	(3,805)	(267)	(611)	585	(747)	(1,595)
Change in net unrealized appreciation (depreciation)	(7,554)	147	(213)	4,183	1,035	(924)
Change in net assets resulting from operations	(3,125)	4,662	6,214	8,665	672	398

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	—	(63)	(4)	(12)
Class C
From net investment income	—	—	—	(23)	— (c)	(1)
Select Class
From net investment income	—	—	—	(3,530)	(421)	(2,740)
Institutional Class
From net investment income	(8,070)	(4,780)	(6,984)	(359)	(45)	(22)
Return of capital	(189)	—	—	—	—	—
Total distributions to shareholders	(8,259)	(4,780)	(6,984)	(3,975)	(470)	(2,775)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(68,540)	51,982	(31,336)	4,482	7,887	62,811

NET ASSETS
Change in net assets	(79,924)	51,864	(32,106)	9,172	8,089	60,434
Beginning of period	183,102	131,238	163,344	68,523	60,434	—
End of period	$103,178	$183,102	$131,238	$77,695	$68,523	$60,434
Accumulated undistributed (distributions in excess of) net investment income	$(173)	$(1)	$(1)	$338	$81	$23

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   97

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$85,886	$32,784	$33,666	$14,171	$10,472	$31,910
Net realized gain (loss)	(28,575)	(7,569)	(7,631)	3,124	(5,863)	(14,116)
Change in net unrealized appreciation (depreciation)	(32,299)	10,895	(835)	(8,617)	6,622	(649)
Change in net assets resulting from operations	25,012	36,110	25,200	8,678	11,231	17,145
Net equalization credits (debits)	—	—	—	(204)	(294)	(370)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(548)	(203)	(203)	(1,177)	(641)	(1,562)
Class M
From net investment income	—	—	—	(6,753)	(4,320)	(10,192)
Select Class
From net investment income	(63,417)	(23,067)	(14,040)	(6,250)	(5,787)	(18,630)
Institutional Class
From net investment income	(21,722)	(10,655)	(19,301)	—	—	—
Total distributions to shareholders	(85,687)	(33,925)	(33,544)	(14,180)	(10,748)	(30,384)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(520,629)	624,844	400,725	(96,618)	(265,006)	(214,576)

NET ASSETS
Change in net assets	(581,304)	627,029	392,381	(102,324)	(264,817)	(228,185)
Beginning of period	1,653,298	1,026,269	633,888	352,121	616,938	845,123
End of period	$1,071,994	$1,653,298	$1,026,269	$249,797	$352,121	$616,938
Accumulated undistributed (distributions in excess of) net investment income	$2,585	$(551)	$1,310	$(144)	$(34)	$190

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

98   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Strategic Income Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,089	$573	$994
Net realized gain (loss)	(395)	(160)	(447)
Change in net unrealized appreciation (depreciation)	(880)	546	156
Change in net assets resulting from operations	(186)	959	703
Net equalization credits (debits)	(18)	(2)	5

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(380)	(185)	(265)
Class B
From net investment income	(215)	(133)	(314)
Class C
From net investment income	(121)	(73)	(136)
Class M
From net investment income	(40)	(77)	(207)
Select Class
From net investment income	(87)	(48)	(113)
Institutional Class
From net investment income	(184)	(101)	(151)
Total distributions to shareholders	(1,027)	(617)	(1,186)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	(8,100)	(783)	3,224

NET ASSETS
Change in net assets	(9,331)	(443)	2,746
Beginning of period	24,605	25,048	22,302
End of period	$15,274	$24,605	$25,048
Accumulated undistributed (distributions in excess of) net investment income	$185	$(4)	$73

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   99

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Bond Fund			Emerging Markets Debt Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b) (c)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$20,591	$9,853	$13,249	$15,321	$2,130	$40
Dividends and distributions reinvested	1,043	365	575	579	8	—	(e)
Cost of shares redeemed	(14,713)	(3,778)	(5,735)	(9,276)	(55)	—
Redemption fees	—	—	—	1	— (e)	—	(e)
Change in net assets from Class A capital transactions	$6,921	$6,440	$8,089	$6,625	$2,083	$40
Class B
Proceeds from shares issued	$2,256	$1,112	$1,245	$—	$—	$—
Dividends and distributions reinvested	124	44	87	—	—	—
Cost of shares redeemed	(1,593)	(444)	(665)	—	—	—
Change in net assets from Class B capital transactions	$787	$712	$667	$—	$—	$—
Class C
Proceeds from shares issued	$6,191	$2,903	$2,350	$4,511	$1,292	$26
Dividends and distributions reinvested	186	54	67	237	15	—	(e)
Cost of shares redeemed	(3,436)	(431)	(225)	(710)	(16)	—
Redemption fees	—	—	—	1	— (e)	—	(e)
Change in net assets from Class C capital transactions	$2,941	$2,526	$2,192	$4,039	$1,291	$26
Class R5 (d)
Proceeds from shares issued	$—	$—	$—	$14,037	$5,842	$2,254
Dividends and distributions reinvested	—	—	—	1,657	193	33
Cost of shares redeemed	—	—	—	(935)	(130)	—
Redemption fees	—	—	—	4	— (e)	—	(e)
Change in net assets from Class R5 capital transactions	$—	$—	$—	$14,763	$5,905	$2,287
Select Class
Proceeds from shares issued	$716,798	$450,726	$597,386	$198,351	$31,105	$118,045
Subscriptions in-kind (Note 8)	—	—	744,265	—	—	—
Dividends and distributions reinvested	26,966	3,800	10,560	6,144	1,367	7,995
Cost of shares redeemed	(995,991)	(321,936)	(226,087)	(54,085)	(29,193)	(38,629)
Redemption fees	—	—	—	38	2	24
Change in net assets from Select Class capital transactions	$(252,227)	$132,590	$1,126,124	$150,448	$3,281	$87,435
Institutional Class
Proceeds from shares issued	$166,454	$241,014	$115,518	$—	$—	$—
Dividends and distributions reinvested	13,089	5,432	12,418	—	—	—
Cost of shares redeemed	(205,895)	(116,742)	(108,417)	—	—	—
Change in net assets from Institutional Class capital transactions	$(26,352)	$129,704	$19,519	$—	$—	$—
Ultra
Proceeds from shares issued	$46,145	$24,334	$54,168	$—	$—	$—
Dividends and distributions reinvested	5,205	2,196	5,728	—	—	—
Cost of shares redeemed	(27,569)	(11,641)	(32,337)	—	—	—
Change in net assets from Ultra capital transactions	$23,781	$14,889	$27,559	$—	$—	$—

Total change in net assets from capital transactions	$(244,149)	$286,861	$1,184,150	$175,875	$12,560	$89,788

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Class A and Class C Shares commenced operations on June 30, 2006 for the Emerging Markets Debt Fund.

(c)	Class R5 Shares commenced operations on May 15, 2006 for the Emerging Markets Debt Fund.

(d)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(e)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

100   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Bond Fund			Emerging Markets Debt Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006 (b)(c)
SHARE TRANSACTIONS:
Class A
Issued	2,226	1,053	1,415	1,738	247	5
Reinvested	114	39	62	68	1	—	(e)
Redeemed	(1,611)	(404)	(615)	(1,085)	(6)	—
Change in Class A Shares	729	688	862	721	242	5
Class B
Issued	247	120	134	—	—	—
Reinvested	14	5	9	—	—	—
Redeemed	(176)	(48)	(71)	—	—	—
Change in Class B Shares	85	77	72	—	—	—
Class C
Issued	675	311	251	515	150	3
Reinvested	21	6	7	28	2	—	(e)
Redeemed	(378)	(46)	(24)	(83)	(2)	—
Change in Class C Shares	318	271	234	460	150	3
Class R5 (d)
Issued	—	—	—	1,586	686	285
Reinvested	—	—	—	193	22	4
Redeemed	—	—	—	(106)	(16)	—
Change in Class R5 Shares	—	—	—	1,673	692	289
Select Class
Issued	78,063	48,649	64,971	22,695	3,581	13,930
Subscriptions in-kind	—	—	80,114	—	—	—
Reinvested	2,987	410	1,138	717	158	969
Redeemed	(110,580)	(34,689)	(24,545)	(6,279)	(3,373)	(4,616)
Change in Select Class Shares	(29,530)	14,370	121,678	17,133	366	10,283
Institutional Class
Issued	18,319	25,948	12,514	—	—	—
Reinvested	1,449	586	1,339	—	—	—
Redeemed	(22,790)	(12,543)	(11,627)	—	—	—
Change in Institutional Class Shares	(3,022)	13,991	2,226	—	—	—
Ultra
Issued	5,126	2,614	5,754	—	—	—
Reinvested	576	237	617	—	—	—
Redeemed	(3,082)	(1,255)	(3,479)	—	—	—
Change in Ultra Shares	2,620	1,596	2,892	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Class A and Class C Shares commenced operations on June 30, 2006 for the Emerging Markets Debt Fund.

(c)	Class R5 Shares commenced operations on May 15, 2006 for the Emerging Markets Debt Fund.

(d)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(e)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   101

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Enhanced Income Fund			Real Return Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Period Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$—	$4,834	$67		$691
Dividends and distributions reinvested	—	—	—	49	3		6
Cost of shares redeemed	—	—	—	(481)	(24)		(107)
Change in net assets from Class A capital transactions	$—	$—	$—	$4,402	$46		$590
Class C
Proceeds from shares issued	$—	$—	$—	$3,908	$3		$24
Dividends and distributions reinvested	—	—	—	20	—	(c)	1
Cost of shares redeemed	—	—	—	(26)	—		— (c)
Change in net assets from Class C capital transactions	$—	$—	$—	$3,902	$3		$25
Select Class
Proceeds from shares issued	$—	$—	$—	$4,331	$2,300		$60,834
Dividends and distributions reinvested	—	—	—	3,530	421		1,957
Cost of shares redeemed	—	—	—	(12,106)	—		(1,530)
Change in net assets from Select Class capital transactions	$—	$—	$—	$(4,245)	$2,721		$61,261
Institutional Class
Proceeds from shares issued	$94,077	$73,528	$93,886	$363	$5,110		$928
Dividends and distributions reinvested	5,748	3,669	6,204	60	7		22
Cost of shares redeemed	(168,365)	(25,215)	(131,426)	—	—		(15)
Change in net assets from Institutional Class capital transactions	$(68,540)	$51,982	$(31,336)	$423	$5,117		$935

Total change in net assets from capital transactions	$(68,540)	$51,982	$(31,336)	$4,482	$7,887		$62,811

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

102   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Enhanced Income Fund			Real Return Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)		Year Ended 8/31/2006 (b)
SHARE TRANSACTIONS:
Class A
Issued	—	—	—	490	7		72
Reinvested	—	—	—	5	—	(c)	—	(c)
Redeemed	—	—	—	(50)	(2)		(11)
Change in Class A Shares	—	—	—	445	5		61
Class C
Issued	—	—	—	397	—	(c)	3
Reinvested	—	—	—	2	—	(c)	—	(c)
Redeemed	—	—	—	(3)	—		—	(c)
Change in Class C Shares	—	—	—	396	—	(c)	3
Select Class
Issued	—	—	—	460	247		6,135
Reinvested	—	—	—	372	44		207
Redeemed	—	—	—	(1,244)	—		(161)
Change in Select Class Shares	—	—	—	(412)	291		6,181
Institutional Class
Issued	9,634	7,523	9,579	38	539		98
Reinvested	602	376	635	7	1		2
Redeemed	(17,529)	(2,575)	(13,408)	—	—		(1)
Change in Institutional Class Shares	(7,293)	5,324	(3,194)	45	540		99

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Commencement of operations was September 1, 2005.

(c)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   103

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Short Term Bond Fund			Short Term Bond Fund II
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,776	$4,315	$3,712	$6,310	$1,081	$4,577
Dividends and distributions reinvested	514	193	197	1,118	582	1,410
Cost of shares redeemed	(8,426)	(1,831)	(1,428)	(8,955)	(9,574)	(14,049)
Change in net assets from Class A capital transactions	$2,864	$2,677	$2,481	$(1,527)	$(7,911)	$(8,062)
Class M
Proceeds from shares issued	$—	$—	$—	$1	$—	$388
Dividends and distributions reinvested	—	—	—	— (b)	—	1
Cost of shares redeemed	—	—	—	(28,875)	(33,459)	(157,508)
Change in net assets from Class M capital transactions	$—	$—	$—	$(28,874)	$(33,459)	$(157,119)
Select Class
Proceeds from shares issued	$500,278	$704,823	$560,733	$8,986	$12,169	$103,808
Dividends and distributions reinvested	3,886	1,999	2,346	272	270	728
Cost of shares redeemed	(816,136)	(158,187)	(79,887)	(75,475)	(236,075)	(153,931)
Change in net assets from Select Class capital transactions	$(311,972)	$548,635	$483,192	$(66,217)	$(223,636)	$(49,395)
Institutional Class
Proceeds from shares issued	$128,940	$240,826	$141,259	$—	$—	$—
Dividends and distributions reinvested	11,725	7,005	13,896	—	—	—
Cost of shares redeemed	(352,186)	(174,299)	(240,103)	—	—	—
Change in net assets from Institutional Class capital transactions	$(211,521)	$73,532	$(84,948)	$—	$—	$—

Total change in net assets from capital transactions	$(520,629)	$624,844	$400,725	$(96,618)	$(265,006)	$(214,576)

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

104   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Short Term Bond Fund			Short Term Bond Fund II
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	1,148	454	389	642	110	464
Reinvested	55	20	21	115	59	143
Redeemed	(906)	(192)	(150)	(916)	(973)	(1,423)
Change in Class A Shares	297	282	260	(159)	(804)	(816)
Class M
Issued	—	—	—	— (b)	—	39
Reinvested	—	—	—	— (b)	—	— (b)
Redeemed	—	—	—	(2,950)	(3,403)	(15,882)
Change in Class M Shares	—	—	—	(2,950)	(3,403)	(15,843)
Select Class
Issued	52,766	73,963	58,968	914	1,234	10,490
Reinvested	415	210	247	28	28	74
Redeemed	(87,596)	(16,585)	(8,372)	(7,736)	(23,939)	(15,572)
Change in Select Class Shares	(34,415)	57,588	50,843	(6,794)	(22,677)	(5,008)
Institutional Class
Issued	13,637	25,250	14,788	—	—	—
Reinvested	1,250	736	1,460	—	—	—
Redeemed	(37,736)	(18,245)	(25,159)	—	—	—
Change in Institutional Class Shares	(22,849)	7,741	(8,911)	—	—	—

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   105

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Strategic Income Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,979	$1,526	$4,254
Dividends and distributions reinvested	211	105	156
Cost of shares redeemed	(3,096)	(683)	(1,650)
Redemption fees	—	—	1
Change in net assets from Class A capital transactions	$(906)	$948	$2,761
Class B
Proceeds from shares issued	$422	$315	$909
Dividends and distributions reinvested	131	78	179
Cost of shares redeemed	(2,283)	(971)	(1,660)
Redemption fees	—	—	2
Change in net assets from Class B capital transactions	$(1,730)	$(578)	$(570)
Class C
Proceeds from shares issued	$676	$428	$1,583
Dividends and distributions reinvested	77	46	89
Cost of shares redeemed	(1,528)	(707)	(970)
Redemption fees	—	—	1
Change in net assets from Class C capital transactions	$(775)	$(233)	$703
Class M
Proceeds from shares issued	$—	$—	$7
Dividends and distributions reinvested	—	—	18
Cost of shares redeemed	(2,948)	(509)	(1,518)
Redemption fees	—	—	1
Change in net assets from Class M capital transactions	$(2,948)	$(509)	$(1,492)
Select Class
Proceeds from shares issued	$245	$191	$984
Dividends and distributions reinvested	74	40	94
Cost of shares redeemed	(761)	(425)	(1,123)
Redemption fees	—	—	— (b)
Change in net assets from Select Class capital transactions	$(442)	$(194)	$(45)
Institutional Class
Proceeds from shares issued	$867	$106	$2,481
Dividends and distributions reinvested	71	60	144
Cost of shares redeemed	(2,237)	(383)	(759)
Redemption fees	—	—	1
Change in net assets from Institutional Class capital transactions	$(1,299)	$(217)	$1,867

Total change in net assets from capital transactions	$(8,100)	$(783)	$3,224

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

106   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Strategic Income Fund
	Year Ended 2/29/2008	Period Ended 2/28/2007 (a)	Year Ended 8/31/2006
SHARE TRANSACTIONS:
Class A
Issued	220	166	469
Reinvested	24	11	17
Redeemed	(349)	(74)	(180)
Change in Class A Shares	(105)	103	306
Class B
Issued	46	34	100
Reinvested	15	9	20
Redeemed	(256)	(106)	(182)
Change in Class B Shares	(195)	(63)	(62)
Class C
Issued	76	47	175
Reinvested	9	5	10
Redeemed	(170)	(77)	(107)
Change in Class C Shares	(85)	(25)	78
Class M
Issued	—	—	1
Reinvested	—	—	2
Redeemed	(324)	(55)	(166)
Change in Class M Shares	(324)	(55)	(163)
Select Class
Issued	27	21	108
Reinvested	8	4	10
Redeemed	(86)	(46)	(124)
Change in Select Class Shares	(51)	(21)	(6)
Institutional Class
Issued	99	11	271
Reinvested	8	7	16
Redeemed	(257)	(42)	(84)
Change in Institutional Class Shares	(150)	(24)	203

(a)	The Fund changed its fiscal year end from August 31 to the last day of February.

(b)	Amount rounds to less than 1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   107

STATEMENTS OF CASH FLOWS
FOR THE YEAR ENDED FEBRUARY 29, 2008

(Amounts in thousands)

Emerging Markets Debt Fund
INCREASE (DECREASE) IN CASH
Cash flows used by operating activities:
Net increase in net assets from operations	$8,781
Adjustments to reconcile net increase in net assets from operations to net cash used by operating activities:
Purchase of investment securities	(341,116)
Proceeds from disposition of investment securities	180,036
Purchases of short-term investments, net	(636)
Net amortization/accretion	(198)
Unrealized appreciation/depreciation on foreign currency translations	420
Unrealized appreciation/depreciation on swap contracts	5,253
Unrealized appreciation/depreciation on investments	3,757
Realized gain/loss on investments	2,610
Increase in dividends and interest receivable	(4,219)
Increase in variation margin receivable	(818)
Increase in variation margin payable	371
Decrease in premiums paid on swaps	69
Increase in accrued expenses and other liabilities	226
Net cash used by operating activities	(145,464)

Cash flows provided by financing activities:
Net proceeds from shares issued	231,126
Net cost of shares redeemed	(65,088)
Redemption fees	44
Cash distributions paid	(12,669)
Net cash provided by financing activities	153,413
Net increase in cash	7,949

Cash:
Beginning of period (including foreign currency of $353)	360
End of period (including foreign currency of $270)	$8,309

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $8,617.

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

SEE NOTES TO FINANCIAL STATEMENTS.

108   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Strategic Income Fund
INCREASE (DECREASE) IN CASH
Cash flows used by operating activities:
Net decrease in net assets from operations	$(186)
Adjustments to reconcile net decrease in net assets from operations to net cash used by operating activities:
Purchase of investment securities	(215,724)
Proceeds from disposition of investment securities	221,950
Purchases of short-term investments, net	4,077
Decrease in proceeds received on short positions	(596)
Net amortization/accretion	(15)
Decrease in premiums received on written options	(1.397)
Decrease in premiums received on swaps	(40)
Increase in premiums payed on swaps	(13)
Unrealized appreciation/depreciation on foreign currency translations	13
Unrealized appreciation/depreciation on swap contracts	111
Unrealized appreciation/depreciation on written options	280
Unrealized appreciation/depreciation on securities sold short	— (a)
Unrealized appreciation/depreciation on investments	512
Realized gain/loss on investments	185
Decrease in dividends and interest receivable	98
Increase in variation margin receivable	(49)
Increase in due from advisor and affiliates	4
Increase in variation margin payable	31
Decrease in accrued expenses and other liabilities	(18)
Net cash used by operating activities	9,223

Cash flows provided by financing activities:
Net proceeds from shares issued	4,204
Net cost of shares redeemed	(12,907)
Cash distributions paid	(479)
Net cash provided by financing activities	(9,182)
Net increase in cash	41

Cash:
Beginning of period (including foreign currency of $0)	(2)
End of period (including foreign currency of $17)	$39

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $564.

For purposes of reporting the statement of cash flows, the Fund considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash equivalents.

(a)	Rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   109

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

Class A

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Year Ended February 29, 2008	$9.40	$0.47		$(0.54)	$(0.07)	$(0.46)	$—	$—		$(0.46)
September 1, 2006 through February 28, 2007 (e)	9.29	0.22		0.12	0.34	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.85	0.41		(0.28)	0.13	(0.42)	(0.27)	—		(0.69)
Year Ended August 31, 2005	10.05	0.36		0.13	0.49	(0.39)	(0.30)	—		(0.69)
Year Ended August 31, 2004	10.03	0.32		0.32	0.64	(0.32)	(0.30)	—		(0.62)
Year Ended August 31, 2003	10.07	0.40		0.04	0.44	(0.40)	(0.08)	—		(0.48)

Emerging Markets Debt Fund
Year Ended February 29, 2008	8.73	0.54		(0.18)	0.36	(0.53)	(0.15)	—		(0.68)
September 1, 2006 through February 28, 2007 (e)	8.39	0.21		0.37	0.58	(0.21)	(0.03)	—		(0.24)
June 30, 2006 (f) through August 31, 2006	7.93	0.08		0.46	0.54	(0.08)	—	—		(0.08)

Real Return Fund
Year Ended February 29, 2008	9.52	0.54		0.58	1.12	(0.51)	—	—		(0.51)
September 1, 2006 through February 28, 2007 (e)	9.51	0.04		0.03	0.07	(0.06)	—	—		(0.06)
Year Ended August 31, 2006 (g)	10.00	0.42		(0.46)	(0.04)	(0.45)	—	—		(0.45)

Short Term Bond Fund
Year Ended February 29, 2008	9.52	0.44		(0.32)	0.12	(0.45)	—	—		(0.45)
September 1, 2006 through February 28, 2007 (e)	9.50	0.22		0.03	0.25	(0.23)	—	—		(0.23)
Year Ended August 31, 2006	9.64	0.42		(0.15)	0.27	(0.41)	—	—		(0.41)
Year Ended August 31, 2005	9.84	0.31		(0.19)	0.12	(0.32)	—	—		(0.32)
Year Ended August 31, 2004	9.85	0.20		(0.01)	0.19	(0.20)	—	—		(0.20)
Year Ended August 31, 2003	10.03	0.24		(0.03)	0.21	(0.25)	(0.14)	—		(0.39)

Short Term Bond Fund II
Year Ended February 29, 2008	9.84	0.45		(0.18)	0.27	(0.45)	—	—		(0.45)
September 1, 2006 through February 28, 2007 (e)	9.84	0.22	(h)	0.02	0.24	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	10.02	0.45		(0.20)	0.25	(0.43)	—	—		(0.43)
Year Ended August 31, 2005	10.21	0.31		(0.20)	0.11	(0.30)	—	—		(0.30)
Year Ended August 31, 2004	10.23	0.21	(h)	(0.02)	0.19	(0.21)	—	—	(i)	(0.21)
Year Ended August 31, 2003	10.33	0.23	(h)	(0.04)	0.19	(0.24)	(0.05)	—	(i)	(0.29)

Strategic Income Fund
Year Ended February 29, 2008	9.24	0.51	(h)	(0.54)	(0.03)	(0.49)	—	—		(0.49)
September 1, 2006 through February 28, 2007 (e)	9.11	0.22	(h)	0.15	0.37	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.33	0.43	(h)	(0.14)	0.29	(0.51)	—	—		(0.51)
Year Ended August 31, 2005	9.08	0.30		0.33	0.63	(0.38)	—	—		(0.38)
Year Ended August 31, 2004	8.92	0.48	(h)	0.15	0.63	(0.47)	—	—		(0.47)
Year Ended August 31, 2003	8.64	0.40	(h)	0.31	0.71	(0.43)	—	—		(0.43)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based on average shares outstanding.

(i)	Amount rounds to less than $0.01.

(j)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

110   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$—		$8.87	(0.82)%	$25,579	0.75%		5.22%	0.97%	821%
—		9.40	3.72	20,271	0.75		4.89	0.95	357
—		9.29	1.42	13,632	0.75		4.55	0.97	711
—		9.85	5.06	5,963	0.75		3.63	1.31	559
—		10.05	6.61	3,004	0.75		3.19	1.88	571
—		10.03	4.32	2,000	0.75		3.86	1.59	679

—	(i)	8.41	4.22	8,140	1.47		7.22	1.47	80
—	(i)	8.73	6.96	2,154	1.50		5.20	1.59	68
—	(i)	8.39	6.82	41	1.50		6.17	1.71	270

—		10.13	12.30	5,171	0.90		4.60	1.92	494
—		9.52	0.78	630	0.90		0.85	1.34	154
—		9.51	(0.33)	584	0.90		3.96	1.45	223

—		9.19	1.26	10,944	0.75		4.69	0.90	506
—		9.52	2.64	8,510	0.75		4.77	0.89	143
—		9.50	2.93	5,819	0.75		4.49	0.91	540
—		9.64	1.29	3,393	0.75		3.20	1.21	194
—		9.84	1.92	3,000	0.75		2.00	1.17	261
—		9.85	2.08	9,000	0.75		2.39	1.10	386

—		9.66	2.78	22,655	0.75		4.51	1.01	338
—		9.84	2.42	24,652	0.75		4.53	0.98	246
—		9.84	2.56	32,557	0.75		4.46	0.95	479
—		10.02	1.09	41,311	0.75		2.94	1.00	201
—		10.21	1.85	55,000	0.75		2.03	1.10	253
—		10.23	1.88	44,000	0.75		2.31	0.96	319

—		8.72	(0.31)	6,355	1.15		5.65	2.69	704
—		9.24	4.05	7,705	1.15		4.78	3.74	223
—	(i)	9.11	3.24	6,660	1.15		4.67	3.77	299
—		9.33	7.04	3,965	1.17		4.29	2.11	461
—		9.08	7.20	802	1.27	(j)	5.31	4.23	152
—		8.92	8.33	300	1.25		4.45	7.26	248

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   111

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class B

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Bond Fund
Year Ended February 29, 2008	$9.34	$0.41		$(0.55)	$(0.14)	$(0.40)	$—	$—		$(0.40)
September 1, 2006 through February 28, 2007 (e)	9.23	0.19		0.12	0.31	(0.20)	—	—		(0.20)
Year Ended August 31, 2006	9.78	0.36		(0.28)	0.08	(0.36)	(0.27)	—		(0.63)
Year Ended August 31, 2005	9.97	0.29		0.12	0.41	(0.30)	(0.30)	—		(0.60)
Year Ended August 31, 2004	9.95	0.25		0.32	0.57	(0.25)	(0.30)	—	(h)	(0.55)
Year Ended August 31, 2003	10.05	0.33		(0.03)	0.30	(0.32)	(0.08)	—		(0.40)

Strategic Income Fund
Year Ended February 29, 2008	9.24	0.46	(g)	(0.54)	(0.08)	(0.44)	—	—		(0.44)
September 1, 2006 through February 28, 2007 (e)	9.11	0.20	(g)	0.14	0.34	(0.21)	—	—		(0.21)
Year Ended August 31, 2006	9.32	0.39	(g)	(0.14)	0.25	(0.46)	—	—		(0.46)
February 18, 2005 (f) through August 31, 2005	9.26	0.19		0.06	0.25	(0.19)	—	—		(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

112   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$8.80	(1.58)%	$4,113	1.40%	4.56%	1.47%	821%
—		9.34	3.42	3,564	1.40	4.23	1.45	357
—		9.23	0.90	2,814	1.40	3.99	1.47	711
—		9.78	4.23	2,283	1.44	2.93	1.90	559
—		9.97	5.89	1,972	1.50	2.48	2.36	571
—		9.95	2.94	2,000	1.50	3.19	2.14	679

—		8.72	(0.86)	3,492	1.65	5.13	3.16	704
—		9.24	3.79	5,498	1.65	4.28	4.23	223
—	(h)	9.11	2.80	5,996	1.65	4.21	4.08	299
—		9.32	2.77	6,715	1.65	3.91	2.43	461

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   113

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class C

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Year Ended February 29, 2008	$9.39	$0.42		$(0.56)	$(0.14)	$(0.40)	$—	$(0.40)
September 1, 2006 through February 28, 2007 (e)	9.27	0.19		0.13	0.32	(0.20)	—	(0.20)
Year Ended August 31, 2006	9.83	0.32		(0.25)	0.07	(0.36)	(0.27)	(0.63)
Year Ended August 31, 2005	10.03	0.28		0.12	0.40	(0.30)	(0.30)	(0.60)
Year Ended August 31, 2004	10.01	0.24		0.33	0.57	(0.25)	(0.30)	(0.55)
March 31, 2003 (f) through August 31, 2003	10.22	0.14		(0.21)	(0.07)	(0.14)	—	(0.14)

Emerging Markets Debt Fund
Year Ended February 29, 2008	8.73	0.50		(0.19)	0.31	(0.49)	(0.15)	(0.64)
September 1, 2006 through February 28, 2007 (e)	8.39	0.20		0.36	0.56	(0.19)	(0.03)	(0.22)
June 30, 2006 (f) through August 31, 2006	7.93	0.07		0.47	0.54	(0.08)	—	(0.08)

Real Return Fund
Year Ended February 29, 2008	9.49	0.50		0.57	1.07	(0.48)	—	(0.48)
September 1, 2006 through February 28, 2007 (e)	9.50	0.02		0.02	0.04	(0.05)	—	(0.05)
Year Ended August 31, 2006 (g)	10.00	0.41		(0.50)	(0.09)	(0.41)	—	(0.41)

Strategic Income Fund
Year Ended February 29, 2008	9.24	0.46	(h)	(0.54)	(0.08)	(0.44)	—	(0.44)
September 1, 2006 through February 28, 2007 (e)	9.12	0.20	(h)	0.13	0.33	(0.21)	—	(0.21)
Year Ended August 31, 2006	9.33	0.38	(h)	(0.13)	0.25	(0.46)	—	(0.46)
February 18, 2005 (f) through August 31, 2005	9.26	0.19		0.07	0.26	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of offering of class of shares.

(g)	Commencement of operations was September 1, 2005.

(h)	Calculated based on average shares outstanding.

(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

114   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$8.85	(1.54)%	$7,659	1.40%	4.57%	1.47%	821%
—		9.39	3.53	5,146	1.40	4.26	1.45	357
—		9.27	0.87	2,574	1.39	3.90	1.46	711
—		9.83	4.13	425	1.42	2.96	1.82	559
—		10.03	5.84	211	1.50	2.45	2.36	571
—		10.01	(0.69)	200	1.50	3.02	1.78	679

—	(i)	8.40	3.63	5,154	1.97	6.50	1.98	80
—	(i)	8.73	6.73	1,332	2.00	4.66	2.09	68
—	(i)	8.39	6.77	27	2.00	5.87	2.20	270

—		10.08	11.71	4,023	1.40	3.36	2.75	494
—		9.49	0.48	27	1.40	0.41	1.85	154
—		9.50	(0.80)	24	1.40	4.58	1.95	223

—		8.72	(0.84)	2,177	1.65	5.10	3.19	704
—		9.24	3.67	3,096	1.65	4.28	4.22	223
—	(i)	9.12	2.82	3,285	1.65	4.20	4.16	299
—		9.33	2.88	2,631	1.65	3.91	2.42	461

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   115

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class M

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund II
Year Ended February 29, 2008	$9.85	$0.41		$(0.18)	$0.23	$(0.42)	$—	$—		$(0.42)
September 1, 2006 through February 28, 2007 (e)	9.84	0.21	(f)	0.02	0.23	(0.22)	—	—		(0.22)
Year Ended August 31, 2006	10.02	0.41		(0.19)	0.22	(0.40)	—	—		(0.40)
Year Ended August 31, 2005	10.21	0.28		(0.20)	0.08	(0.27)	—	—		(0.27)
Year Ended August 31, 2004	10.23	0.18	(f)	(0.02)	0.16	(0.18)	—	—	(g)	(0.18)
Year Ended August 31, 2003	10.33	0.21	(f)	(0.04)	0.17	(0.22)	(0.05)	—	(g)	(0.27)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Calculated based on average shares outstanding.

(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

116   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.66	2.42%	$144,078	1.00%	4.26%	1.11%	338%
9.85	2.39	175,836	1.00	4.29	1.08	246
9.84	2.30	209,284	1.00	4.19	1.05	479
10.02	0.83	371,756	1.00	2.67	1.03	201
10.21	1.58	643,278	1.00	1.75	1.04	253
10.23	1.64	1,168,000	1.00	2.07	1.04	319

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   117

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Class R5 (a)

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Emerging Markets Debt Fund
Year Ended February 29, 2008	$8.73	$0.60	$(0.19)	$0.41	$(0.57)	$(0.15)	$(0.72)
September 1, 2006 through February 28, 2007 (f)	8.39	0.24	0.36	0.60	(0.23)	(0.03)	(0.26)
May 15, 2006 (g) through August 31, 2006	8.07	0.14	0.33	0.47	(0.15)	—	(0.15)

(a)	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(e)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(f)	The Fund changed its fiscal year end from August 31 to the last day in February.

(g)	Commencement of offering of class of shares.

(h)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

118   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
				Ratios to average net assets (b)
Redemption fees	Net asset value, end of period	Total return (c)(d)	Net assets end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)
$—(h)	$8.42	4.79%	$22,347	1.02%	7.25%	1.03%	80%
—(h)	8.73	7.15	8,571	1.05	5.42	1.14	68
—(h)	8.39	5.88	2,426	1.05	7.23	1.23	270

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   119

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Year Ended February 29, 2008	$9.31	$0.48	$(0.54)	$(0.06)	$(0.47)	$—	$(0.47)
September 1, 2006 through February 28, 2007 (e)	9.20	0.23	0.12	0.35	(0.24)	—	(0.24)
Year Ended August 31, 2006	9.76	0.42	(0.28)	0.14	(0.43)	(0.27)	(0.70)
Year Ended August 31, 2005	9.97	0.36	0.13	0.49	(0.40)	(0.30)	(0.70)
Year Ended August 31, 2004	9.94	0.33	0.33	0.66	(0.33)	(0.30)	(0.63)
Year Ended August 31, 2003	10.04	0.40	(0.01)	0.39	(0.41)	(0.08)	(0.49)

Emerging Markets Debt Fund
Year Ended February 29, 2008	8.74	0.56	(0.18)	0.38	(0.55)	(0.15)	(0.70)
September 1, 2006 through February 28, 2007 (e)	8.39	0.21	0.39	0.60	(0.22)	(0.03)	(0.25)
Year Ended August 31, 2006	9.29	0.45	0.42	0.87	(0.46)	(1.35)	(1.81)
Year Ended August 31, 2005	9.58	0.61	1.08	1.69	(0.67)	(1.31)	(1.98)
Year Ended August 31, 2004	9.02	0.67	0.60	1.27	(0.71)	—	(0.71)
Year Ended August 31, 2003	7.53	0.68	1.53	2.21	(0.72)	—	(0.72)

Real Return Fund
Year Ended February 29, 2008	9.54	0.52	0.63	1.15	(0.53)	—	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.53	0.06	0.02	0.08	(0.07)	—	(0.07)
Year Ended August 31, 2006 (f)	10.00	0.48	(0.49)	(0.01)	(0.46)	—	(0.46)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of operations was September 1, 2005.

(g)	Includes a voluntary contribution from Advisor. The total return without the voluntary contribution would have been 10.46%.

(h)	Amount rounds to less than $0.01.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

120   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

					Ratios/Supplemental data
								Ratios to average net assets (a)
Contribution from affiliate		Redemption fees		Net asset value, end of period	Total return (b)(c)		Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$—		$8.78	(0.71)%		$1,116,991	0.65%		5.31%	0.71%	821%
—		—		9.31	3.81		1,459,959	0.65		4.97	0.70	357
—		—		9.20	1.55		1,310,157	0.65		4.69	0.71	711
—		—		9.76	5.12		202,659	0.66		3.72	0.74	559
—		—		9.97	6.88		188,775	0.66		3.33	0.78	571
—		—		9.94	3.82		308,000	0.66		3.97	0.76	679

—		—	(h)	8.42	4.48		265,081	1.22		7.10	1.23	80
—		—	(h)	8.74	7.17		125,421	1.25		4.98	1.35	68
0.04	(g)	—	(h)	8.39	10.99	(g)	117,423	1.26	(i)	5.77	1.42	270
—		—	(h)	9.29	19.87		34,448	1.25		6.56	1.72	337
—		—		9.58	14.56		36,145	1.26	(i)	7.01	1.65	166
—		—		9.02	30.49		60,000	1.25		8.11	1.52	157

—		—		10.16	12.63		61,551	0.65		5.50	1.31	494
—		—		9.54	0.83		61,757	0.65		1.18	1.09	154
—		—		9.53	0.01		58,882	0.65		5.20	1.21	223

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   121

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Select Class (continued)

						Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions
Short Term Bond Fund
Year Ended February 29, 2008	$9.53	$0.46		$(0.32)	$0.14	$(0.47)	$—	$—		$(0.47)
September 1, 2006 through February 28, 2007 (e)	9.51	0.23		0.03	0.26	(0.24)	—	—		(0.24)
Year Ended August 31, 2006	9.64	0.44		(0.14)	0.30	(0.43)	—	—		(0.43)
Year Ended August 31, 2005	9.84	0.32		(0.17)	0.15	(0.35)	—	—		(0.35)
Year Ended August 31, 2004	9.86	0.22		(0.02)	0.20	(0.22)	—	—		(0.22)
Year Ended August 31, 2003	10.04	0.26		(0.03)	0.23	(0.27)	(0.14)	—		(0.41)

Short Term Bond Fund II
Year Ended February 29, 2008	9.86	0.51		(0.22)	0.29	(0.47)	—	—		(0.47)
September 1, 2006 through February 28, 2007 (e)	9.86	0.23	(f)	0.02	0.25	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	10.03	0.47		(0.19)	0.28	(0.45)	—	—		(0.45)
Year Ended August 31, 2005	10.22	0.32		(0.18)	0.14	(0.33)	—	—		(0.33)
Year Ended August 31, 2004	10.25	0.23	(f)	(0.03)	0.20	(0.23)	—	—	(g)	(0.23)
Year Ended August 31, 2003	10.35	0.27	(f)	(0.05)	0.22	(0.27)	(0.05)	—	(g)	(0.32)

Strategic Income Fund
Year Ended February 29, 2008	9.24	0.53	(f)	(0.54)	(0.01)	(0.51)	—	—		(0.51)
September 1, 2006 through February 28, 2007 (e)	9.12	0.23	(f)	0.14	0.37	(0.25)	—	—		(0.25)
Year Ended August 31, 2006	9.33	0.45	(f)	(0.13)	0.32	(0.53)	—	—		(0.53)
Year Ended August 31, 2005	9.08	0.46		0.19	0.65	(0.40)	—	—		(0.40)
Year Ended August 31, 2004	8.92	0.49	(f)	0.16	0.65	(0.49)	—	—		(0.49)
Year Ended August 31, 2003	8.65	0.45	(f)	0.27	0.72	(0.45)	—	—		(0.45)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Calculated based on average shares outstanding.

(g)	Amount rounds to less than $0.01.

(h)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

122   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$9.20	1.47%	$832,289	0.55%		4.94%	0.65%	506%
—		9.53	2.72	1,190,100	0.55		4.96	0.64	143
—		9.51	3.22	640,217	0.55		4.73	0.65	540
—		9.64	1.52	159,035	0.56		3.48	0.68	194
—		9.84	1.99	94,681	0.58		2.22	0.73	261
—		9.86	2.28	122,000	0.56		2.59	0.71	386

—		9.68	3.02	83,064	0.50		4.76	0.75	338
—		9.86	2.54	151,633	0.50		4.75	0.72	246
—		9.86	2.91	375,097	0.50		4.71	0.70	479
—		10.03	1.35	432,056	0.50		3.21	0.68	201
—		10.22	2.01	492,178	0.50		2.26	0.70	253
—		10.25	2.15	342,000	0.50		2.58	0.70	319

—		8.72	(0.07)	1,086	0.90		5.94	2.39	704
—		9.24	4.07	1,627	0.90		5.03	3.46	223
—	(g)	9.12	3.58	1,796	0.90		4.94	3.32	299
—		9.33	7.30	1,892	0.95		4.30	1.86	461
—		9.08	7.48	2,364	1.01	(h)	5.44	1.95	152
—		8.92	8.48	3,000	1.00		5.10	1.48	248

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   123

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Institutional Class

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions
Bond Fund
Year Ended February 29, 2008	$9.31	$0.50		$(0.56)	$(0.06)	$(0.48)	$—	$—	$(0.48)
September 1, 2006 through February 28, 2007 (e)	9.19	0.22		0.14	0.36	(0.24)	—	—	(0.24)
Year Ended August 31, 2006	9.75	0.46		(0.31)	0.15	(0.44)	(0.27)	—	(0.71)
Year Ended August 31, 2005	9.96	0.38		0.13	0.51	(0.42)	(0.30)	—	(0.72)
Year Ended August 31, 2004	9.94	0.35		0.32	0.67	(0.35)	(0.30)	—	(0.65)
Year Ended August 31, 2003	10.04	0.42		(0.02)	0.40	(0.42)	(0.08)	—	(0.50)

Enhanced Income Fund
Year Ended February 29, 2008	9.75	0.53		(0.76)	(0.23)	(0.51)	—	(0.02)	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.76	0.27		(0.01)	0.26	(0.27)	—	—	(0.27)
Year Ended August 31, 2006	9.82	0.50		(0.06)	0.44	(0.50)	—	—	(0.50)
Year Ended August 31, 2005	9.84	0.28		(0.02)	0.26	(0.28)	—	—	(0.28)
Year Ended August 31, 2004	9.86	0.14		(0.02)	0.12	(0.14)	—	—	(0.14)
Year Ended August 31, 2003	9.98	0.23		(0.12)	0.11	(0.23)	—	—	(0.23)

Real Return Fund
Year Ended February 29, 2008	9.55	0.54		0.63	1.17	(0.55)	—	—	(0.55)
September 1, 2006 through February 28, 2007 (e)	9.53	0.06		0.03	0.09	(0.07)	—	—	(0.07)
Year Ended August 31, 2006 (f)	10.00	0.49		(0.49)	—	(0.47)	—	—	(0.47)

Short Term Bond Fund
Year Ended February 29, 2008	9.53	0.52		(0.37)	0.15	(0.49)	—	—	(0.49)
September 1, 2006 through February 28, 2007 (e)	9.51	0.24		0.03	0.27	(0.25)	—	—	(0.25)
Year Ended August 31, 2006	9.64	0.48		(0.15)	0.33	(0.46)	—	—	(0.46)
Year Ended August 31, 2005	9.85	0.36		(0.19)	0.17	(0.38)	—	—	(0.38)
Year Ended August 31, 2004	9.86	0.25		(0.02)	0.23	(0.24)	—	—	(0.24)
Year Ended August 31, 2003	10.05	0.28		(0.04)	0.24	(0.29)	(0.14)	—	(0.43)

Strategic Income Fund
Year Ended February 29, 2008	9.25	0.55	(g)	(0.55)	— (h)	(0.53)	—	—	(0.53)
September 1, 2006 through February 28, 2007 (e)	9.12	0.24	(g)	0.15	0.39	(0.26)	—	—	(0.26)
Year Ended August 31, 2006	9.33	0.48	(g)	(0.14)	0.34	(0.55)	—	—	(0.55)
Year Ended August 31, 2005	9.08	(0.12)		0.80	0.68	(0.43)	—	—	(0.43)
Year Ended August 31, 2004	8.92	0.51	(g)	0.17	0.68	(0.52)	—	—	(0.52)
Year Ended August 31, 2003	8.65	0.48	(g)	0.27	0.75	(0.48)	—	—	(0.48)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

(f)	Commencement of operations was September 1, 2005.

(g)	Calculated based on average shares outstanding.

(h)	Amount rounds to less than $0.01.

(i)	Includes interest expense of 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

124   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

			Ratios/Supplemental data
					Ratios to average net assets (a)
Redemption fees		Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$—		$8.77	(0.68)%	$349,342	0.49%		5.47%	0.56%	821%
—		9.31	3.99	398,771	0.49		5.15	0.55	357
—		9.19	1.70	265,279	0.49		4.91	0.58	711
—		9.75	5.33	259,697	0.49		3.85	0.59	559
—		9.96	6.96	318,100	0.49		3.51	0.62	571
—		9.94	3.99	478,000	0.49		4.10	0.60	679

—		8.99	(2.53)	103,178	0.20		5.37	0.56	269
—		9.75	2.66	183,102	0.20		5.53	0.55	44
—		9.76	4.61	131,238	0.20		5.04	0.57	264
—		9.82	2.69	163,344	0.20		2.66	0.56	128
—		9.84	1.28	293,752	0.20		1.47	0.56	156
—		9.86	1.14	354,000	0.20		2.33	0.56	328

—		10.17	12.79	6,950	0.50		5.60	1.18	494
—		9.55	0.96	6,109	0.50		1.22	0.94	154
—		9.53	0.12	944	0.50		7.35	0.98	223

—		9.19	1.62	228,761	0.30		5.20	0.50	506
—		9.53	2.84	454,688	0.30		5.19	0.49	143
—		9.51	3.47	380,233	0.30		4.87	0.51	540
—		9.64	1.75	471,460	0.30		3.60	0.53	194
—		9.85	2.38	641,869	0.30		2.49	0.55	261
—		9.86	2.44	806,000	0.30		2.85	0.55	386

—		8.72	0.08	2,164	0.65		6.15	2.23	704
—		9.25	4.30	3,684	0.65		5.28	3.34	223
—	(h)	9.12	3.81	3,851	0.65		5.20	3.20	299
—		9.33	7.63	2,042	0.65		4.45	1.36	461
—		9.08	7.85	40,000	0.66	(i)	5.63	1.22	152
—		8.92	8.86	108,000	0.65		5.42	0.97	248

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   125

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

Ultra

					Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Bond Fund
Year Ended February 29, 2008	$9.31	$0.51	$(0.56)	$(0.05)	$(0.49)	$—	$(0.49)
September 1, 2006 through February 28, 2007 (e)	9.20	0.24	0.12	0.36	(0.25)	—	(0.25)
Year Ended August 31, 2006	9.76	0.48	(0.32)	0.16	(0.45)	(0.27)	(0.72)
Year Ended August 31, 2005	9.97	0.32	0.20	0.52	(0.43)	(0.30)	(0.73)
Year Ended August 31, 2004	9.95	0.36	0.32	0.68	(0.36)	(0.30)	(0.66)
Year Ended August 31, 2003	10.05	0.43	(0.02)	0.41	(0.43)	(0.08)	(0.51)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable.

(e)	The Fund changed its fiscal year end from August 31 to the last day in February.

SEE NOTES TO FINANCIAL STATEMENTS.

126   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 8.77	(0.56)%	$175,866	0.40%	5.56%	0.47%	821%
9.31	3.95	162,248	0.40	5.23	0.45	357
9.20	1.80	145,624	0.40	5.00	0.48	711
9.76	5.45	126,272	0.40	3.90	0.51	559
9.97	7.05	380,794	0.40	3.59	0.56	571
9.95	4.08	444,000	0.40	4.19	0.55	679

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   127

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Trust I (“JPM I”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004. J.P. Morgan Mutual Fund Group (“MFG”) was organized as a Massachusetts business trust on May 11, 1987. JPM I and MFG (the “Trusts”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 7 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust
Bond Fund	Class A, Class B, Class C, Select Class, Institutional Class and Ultra	JPM I
Emerging Markets Debt Fund	Class A, Class C, Class R5 (formerly R Class) and Select Class	JPM I
Enhanced Income Fund	Institutional Class	JPM I
Real Return Fund	Class A, Class C, Select Class and Institutional Class	JPM I
Short Term Bond Fund	Class A, Select Class and Institutional Class	JPM I
Short Term Bond Fund II	Class A, Class M and Select Class	MFG
Strategic Income Fund	Class A, Class B, Class C, Select Class and Institutional Class	JPM I

Class A and Class C Shares of the Emerging Markets Debt Fund commenced operations on June 30, 2006.

Class R5 Shares of the Emerging Markets Debt Fund commenced operations on May 15, 2006.

Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

The Funds have changed their fiscal year end from August 31st to the last day of February.

Class A and Class M Shares generally provide for a front-end sales charge while Class B and Class C Shares provide for a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares after eight years. No sales charges are assessed with respect to the Class R5, Select Class, Institutional Class and Ultra Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trusts in preparation of their financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives shall generally be valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on The NASDAQ OMX Group, Inc. shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which

128   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

	Market Value	Percentage
Bond Fund	$46,888	2.8%
Emerging Markets Debt Fund	37,753	12.6
Enhanced Income Fund	2,766	2.7
Real Return Fund	1,273	1.6
Short Term Bond Fund	21,428	2.0
Short Term Bond Fund II	5,034	2.0
Strategic Income Fund	2,048	13.4

C.  Loan Participations and Assignments — Certain Funds may invest in loan participations and assignments of all or a portion of loans. When the Funds purchase a loan participation, the Funds typically enter into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, the Funds have direct rights against the borrower on a loan when it purchases an assignment. As a result, the Funds assume the credit risk of the borrower, and with respect to loan participations, the Selling Participant and any other persons interpositioned between the Funds and the borrower (“Intermediate Participants”). The Funds may not benefit directly from the collateral supporting the senior loan in which it has purchased the loan participation.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade.

As of February 29, 2008, the Funds had outstanding futures contracts as listed on their Schedules of Portfolio Investments.

E.  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

F.  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage a Fund’s exposure to foreign currency exchange fluctuations. The Funds may also enter into non-deliverable forwards (obligations to deliver in US dollars the difference between the prevailing market rate for the reference currency and the agreed upon exchange rate.) Some of the Funds may also enter into forward foreign currency exchange contracts to hedge against interest rate and currency risk to generate gains to the Fund and/or as part of its risk management process. The values of the forward foreign currency exchange contracts are adjusted daily by reference to the applicable exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   129

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

As of February 29, 2008, the Funds had outstanding forward foreign currency exchange contracts as listed on their Schedules of Portfolio Investments.

G.  Written Options — When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded as an unrealized gain or loss. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

The Funds write options on securities, futures and interest rate swaps (“swaptions”). These options are settled for cash. Uncovered call options subject the Funds to unlimited risk of loss. Covered call options limit the upside potential of a security above the exercise price. Put options subject the Funds to loss only to the extent of the value of the underlying security. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of February 29, 2008, the Funds had written options contracts outstanding as listed on their Schedules of Portfolio Investments. Transactions in written options during the year ended February 29, 2008 were as follows (amounts in thousands, except number of contracts):

	Bond Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	4,197	$753	$5,217,450	$38,405
Options written	57,399	32,765	10,269,928	86,104
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(49,530)	(23,311)	(14,214,952)	(109,576)
Options outstanding at February 29, 2008	12,066	$10,207	$1,272,426	$14,933

	Real Return Fund
	Number of Contracts	Premiums Received	Notional Value	Notional Value	Notional Value	Premiums Received
Options outstanding at February 28, 2007	106,181	$34	$122,819	EUR 1,000	AUD —	$1,464
Options written	(103,605)	1,379	345,393	—	AUD 19,460	2,919
Options expired	(44)	(2)	(13,106)	—	—	(6)
Options terminated in closing purchase transactions	(2,044)	(941)	(435,627)	(1,000)	—	(3,958)
Options outstanding at February 29, 2008	488	$470	$19,479	EUR —	AUD 19,460	$419

	Short Term Bond Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	533	$101	$1,612,870	$13,046
Options written	13,906	10,151	3,855,218	32,191
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(11,327)	(7,255)	(5,062,163)	(40,749)
Options outstanding at February 29, 2008	3,112	$2,997	$405,925	$4,488

	Short Term Bond II Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	164	$32	$319,031	$3,477
Options written	2,712	2,016	486,967	5,317
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(2,165)	(1,361)	(771,903)	(8,164)
Options outstanding at February 29, 2008	711	$687	$34,095	$630

130   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Strategic Income Fund
	Number of Contracts	Premiums Received	Notional Value	Premiums Received
Options outstanding at February 28, 2007	114	$23	$158,040	$1,495
Options written	1,243	450	191,982	1,887
Options expired	—	—	—	—
Options terminated in closing purchase transactions	(1,220)	(417)	(344,700)	(3,317)
Options outstanding at February 29, 2008	137	$56	$5,322	$65

H. Swaps — The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, although the risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and a reference rate.

The Funds may enter into credit default contracts where one party, the protection buyer, makes a periodic payment or pays a premium to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. A premium received by the Funds, as the protection seller, is recorded as a liability on the Funds’ books. A premium paid by the Funds, as the protection buyer, is recorded as an asset on the Funds’ books. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Payments received or made as a result of a credit event are recognized, net of a proportional amount of the premium, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out their position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. In the event that the referenced obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term.

Premiums paid/received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain/loss on the termination date. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract.

As of February 29, 2008, the Funds had outstanding swap agreements as listed on their Schedules of Portfolio Investments.

I.  Short Sales — Certain Funds may engage in short sales (selling securities they do not own in anticipation of a decline in the market value of the security) as part of their normal investment activities. These short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Interest expense on securities sold short is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

As of February 29, 2008, the Funds had outstanding short sales as listed on their Schedules of Portfolio Investments.

J. Commitments — The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   131

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

K. Dollar Rolls — Certain Funds may enter into dollar rolls, principally using To Be Announced (“TBA”) securities, in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had TBA Dollar Rolls outstanding as of February 29, 2008, which are included in Receivable for Investment securities sold and Payable for Investment securities purchased on the Statement of Assets and Liabilities. The Funds reserve assets with a current value at least equal to the amount of their TBA Dollar Rolls.

L. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income and expense on securities sold short less foreign taxes withheld, if any, are recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to reserve assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

M. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to its Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

N. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

In July 2006, the Financial Accounting Standards Board (the “FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Based on Management’s analysis, the determination has been made that the adoption of the Interpretation did not have an impact on the Funds’ financial statements.

O. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

P. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

132   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments
Bond Fund	$3,983	$7,452	$(11,435)
Emerging Markets Debt Fund	336	(56)	(280)
Enhanced Income Fund	(188)	(147)	335
Real Return Fund	—	335	(335)
Short Term Bond Fund	—	2,937	(2,937)
Short Term Bond Fund II	—	(101)	101
Strategic Income Fund	(7,690)	127	7,563

The reclassifications for the Funds relate primarily to foreign currency gains or losses, foreign futures contracts, foreign options contracts (Real Return Fund), swap contract gains and losses, equalization (Emerging Markets Debt Fund), distribution reclassification (Emerging Markets Debt Fund), expiration of capital loss carryover (Strategic Income Fund) and return of capital (Enhanced Income Fund).

Q. Equalization — Strategic Income Fund and Short Term Bond Fund II use the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of Fund shares of beneficial interest equivalent, on a per-share basis, to the amount of undistributed net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

R. Redemption Fees — Generally, shares of the Emerging Markets Debt Fund and, prior to June 16, 2006, shares of the Strategic Income Fund held for less than 60 days are subject to a redemption fee of 2.00%, based on the redeemed share’s market value. Redemption fees are paid directly to the applicable Fund and are credited to paid in capital. Effective June 16, 2006, a redemption fee is no longer being charged on shares of the Strategic Income Fund held for less than 60 days.

S. Recent Accounting Pronouncements — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual fee rate for each Fund is as follows:

Bond Fund	0.30%
Emerging Markets Debt Fund	0.70
Enhanced Income Fund	0.25
Real Return Fund	0.35
Short Term Bond Fund	0.25
Short Term Bond Fund II	0.25
Strategic Income Fund	0.45

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   133

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

The amounts of these waivers/reimbursements resulting from investments in the money market funds for the year ended February 29, 2008 were as follows (amounts in thousands):

Bond Fund	$147
Emerging Markets Debt Fund	16
Enhanced Income Fund	34
Real Return Fund	6
Short Term Bond Fund	329
Short Term Bond Fund II	32
Strategic Income Fund	1

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended February 29, 2008, the annual effective rate was 0.10% of each Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class B, Class C and Class M Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M
Bond Fund	0.25%	0.75%	0.75%	n/a
Emerging Markets Debt Fund	0.25	n/a	0.75	n/a
Real Return Fund	0.25	n/a	0.75	n/a
Short Term Bond Fund	0.25	n/a	n/a	n/a
Short Term Bond Fund II	0.25	n/a	n/a	0.35%
Strategic Income Fund	0.25	0.75	0.75	0.50	*

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A and Class M Shares and the CDSC from redemptions of Class B and Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended February 29, 2008, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Bond Fund	$20		$18
Emerging Markets Debt Fund	9		1
Real Return Fund	5		—	(a)
Short Term Bond Fund	1		2
Short Term Bond Fund II	—	(a)	—
Strategic Income Fund	1		7

(a)	Amount rounds to less than $1,000.

134   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

D.  Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		Class R5	Select Class	Institutional Class
Bond Fund	0.25%	0.25%	0.25%	n/a		n/a	0.25%	0.10%
Emerging Markets Debt Fund	0.25	n/a	0.25	n/a		0.05%	0.25	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.10
Real Return Fund	0.25	n/a	0.25	n/a		n/a	0.25	0.10
Short Term Bond Fund	0.25	n/a	n/a	n/a		n/a	0.25	0.10
Short Term Bond Fund II	0.25	n/a	n/a	0.25%		n/a	0.25	n/a
Strategic Income Fund	0.25	0.25	0.25	0.30	*	n/a	0.25	0.10

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E.  Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F.  Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class B	Class C	Class M		Class R5	Select Class	Institutional Class	Ultra
Bond Fund	0.75%	1.50%	1.50%	n/a		n/a	0.69%	0.49%	0.40%
Emerging Markets Debt Fund	1.50	n/a	2.00	n/a		1.05%	1.25	n/a	n/a
Enhanced Income Fund	n/a	n/a	n/a	n/a		n/a	n/a	0.25	n/a
Real Return Fund	0.90	n/a	1.40	n/a		n/a	0.65	0.50	n/a
Short Term Bond Fund	0.75	n/a	n/a	n/a		n/a	0.60	0.30	n/a
Short Term Bond Fund II	0.75	n/a	n/a	1.00%		n/a	0.50	n/a	n/a
Strategic Income Fund	1.15	1.65	1.65	1.45	*	n/a	0.90	0.65	n/a

*	Class M Shares of the Strategic Income Fund were liquidated on July 2, 2007.

The contractual expense limitation agreements were in effect for the year ended February 29, 2008. The expense limitation percentages in the table above are in place until at least June 30, 2008.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   135

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

For the year ended February 29, 2008, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expects the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Bond Fund	$465	$184	$80	$729	$—
Emerging Markets Debt Fund	7	6	—	13	—
Enhanced Income Fund	268	46	153	467	—
Real Return Fund	236	58	71	365	111
Short Term Bond Fund	634	320	431	1,385	—
Short Term Bond Fund II	233	83	238	554	—
Strategic Income Fund	89	20	3	112	189

	Voluntary Waivers
	Investment Advisory	Administration	Total
Bond Fund	$315	$317	$632
Enhanced Income Fund	—	77	77
Short Term Bond Fund	2	640	642

G.  Other — Certain officers of the Trusts are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the fiscal year ended August 31, 2006, the Advisor made a voluntary contribution to the Emerging Markets Debt Fund of approximately $149,000 to cover an opportunity cost.

During the year ended, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended February 29, 2008, the Bond Fund, Real Return Fund and Short Term Bond Fund incurred approximately $16,000, less than $1,000 and $130,000, respectively in brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the year ended February 29, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Bond Fund	$35,555,817	$36,146,655	$1,621,583	$1,609,886
Emerging Markets Debt Fund	322,370	159,978	24,911	22,872
Enhanced Income Fund	387,589	479,767	3,347	3,224
Real Return Fund	431,353	407,184	65,810	66,001
Short Term Bond Fund	10,066,062	10,228,370	458,571	314,705
Short Term Bond Fund II	1,248,271	1,504,207	34,165	34,547
Strategic Income Fund	189,187	198,164	27,374	26,893

136   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2008, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bond Fund	$2,151,927	$32,479	$122,475	$(89,996)
Emerging Markets Debt Fund	295,654	7,575	6,955	620
Enhanced Income Fund	117,149	246	7,818	(7,572)
Real Return Fund	83,633	5,013	715	4,298
Short Term Bond Fund	1,268,548	23,856	64,836	(40,980)
Short Term Bond Fund II	268,958	3,439	15,670	(12,231)
Strategic Income Fund	19,997	332	719	(387)

For all of the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals, interest only adjustment (Bond Fund), partnership basis adjustment (Short Term Bond Fund) and purchased options.

The tax character of distributions paid during the fiscal year ended February 29, 2008 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Fund	$114,904	$—	$—	$114,904
Emerging Markets Debt Fund	19,112	2,300	—	21,412
Enhanced Income Fund	8,070	—	189	8,259
Real Return Fund	3,975	—	—	3,975
Short Term Bond Fund	85,687	—	—	85,687
Short Term Bond Fund II	14,180	—	—	14,180
Strategic Income Fund	1,027	—	—	1,027

The tax character of distributions paid during the period ended February 28, 2007 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long Term Capital Gains	Total Distributions Paid
Bond Fund	$49,655	—	$49,655
Emerging Markets Debt Fund	3,473	$204	3,677
Enhanced Income Fund	4,780	—	4,780
Real Return Fund	470	—	470
Short Term Bond Fund	33,925	—	33,925
Short Term Bond Fund II	10,748	—	10,748
Strategic Income Fund	617	—	617

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Bond Fund	$12,154	$(47,666)	$(90,266)
Emerging Markets Debt Fund	1,293	—	(4,293)
Enhanced Income Fund	—	(10,940)	(7,444)
Real Return Fund	342	(1,455)	4,057
Short Term Bond Fund	7,614	(45,102)	(28,904)
Short Term Bond Fund II	787	(29,735)	(10,962)
Strategic Income Fund	215	(14,756)	(430)

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   137

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

For the Funds, the cumulative timing differences primarily consist of deferred compensation, distributions payable, mark to market of forward contracts, mark to market of options contracts, mark to market of futures contracts, mark to market of swap contracts (Real Return Fund), straddle loss deferrals, post October loss deferrals, wash sale loss deferrals, defaulted bond accruals, outstanding interest only adjustment (Bond Fund) and outstanding partnership basis adjustment (Short Term Bond Fund).

As of February 29, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains (amounts in thousands):

	2009		2010		2011	2012	2013	2014	2015	2016	Total
Bond Fund	$—		$—		$—	$—	$—	$6,291	$14,908	$26,467	$47,666
Enhanced Income Fund	—		1,180		792	3,941	526	680	421	3,400	10,940
Real Return Fund	—		—		—	—	—	149	1,306	—	1,455
Short Term Bond Fund	—		—		—	1,803	1,217	8,476	6,394	27,212	45,102
Short Term Bond Fund II	—		—		—	1,675	657	14,799	10,312	2,292	29,735
Strategic Income Fund	5,237	*	8,447	*	—	—	—	—	463	609	14,756

*	A portion of this capital loss carried forward was acquired though the merger with JPMorgan Strategic Income Fund and may be limited under IRC Sections 381-384.

During the year ended February 29, 2008, the Strategic Income Fund had capital losses expiring of approximately $7,690,000.

During the year ended February 29, 2008, the Funds utilized capital loss carryforwards as follows (amounts in thousands):

Real Return Fund	$277

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 29, 2008, the Funds deferred to March 1, 2008 post October capital losses of (amounts in thousands):

	Capital losses	Currency Losses
Bond Fund	$7,068	$—
Emerging Markets Debt Fund	1,085	193
Enhanced Income Fund	241	—
Real Return Fund	235	—
Short Term Bond Fund	8,742	544
Strategic Income Fund	119	—

6. Borrowings

The Funds rely upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because they are investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2008. Average borrowings from another fund for the year ended February 29, 2008, were as follows (amounts in thousands):

Date	Average Borrowings	Number of Days Used	Interest Paid
Bond Fund	$15,796	4	$9
Strategic Income Fund	640	1	—	(a)

(a)	Amount rounds to less than $1,000.

138   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, including sub-prime securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, including sub-prime securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Certain Funds may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Emerging Market Debt Fund’s relatively large investment in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of less political, social or economic stability in these markets may have disruptive effects on the market prices of the Emerging Market Debt Fund’s investments and the income they generate, as well as the Emerging Market Debt Fund’s ability to repatriate such amounts.

8. Transfers-In-Kind

After the close of business on February 3, 2006, several common trust funds managed by JPMCB transferred securities in-kind to the Bond Fund in a tax-free exchange. The common trust funds purchased Select Class Shares of the Bond Fund and the Bond Fund received portfolio securities with market values as listed below, including net unrealized depreciation of approximately $12,862,000, in exchange for these shares. The cost basis of the portfolio securities transferred to the Bond Fund is equal to the common trust funds’ cost of the securities at the time of the in-kind transfer.

	Market Value of Securities Transferred to the Bond Fund (amounts in thousands)	Number of Select Class Shares Issued (amounts in thousands)
JPMorgan Chase Bank Fixed Income Fund	$164,784	17,738
JPMorgan Chase Bank Intermediate Fixed Income Fund	361,940	38,960
JPMorgan Chase Bank Intermediate Term Bond Trust	186,712	20,098
JPMorgan Chase Bank Fixed Income Trust	30,829	3,318
	$744,265	80,114

9. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   139

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of JPMorgan Mutual Fund Group and JPMorgan Trust I:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and of cash flows (for Emerging Markets Debt Fund and Strategic Income Fund), and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Bond Fund, JPMorgan Enhanced Income Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Real Return Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II and JPMorgan Strategic Income Fund (hereafter collectively referred to as the “Funds”) at February 29, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

140   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	145	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   141

TRUSTEES
(Unaudited) (continued)

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	145	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except Mr. Reid for whom it is age 78.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (145 funds).

(3)	Roland R. Eppley, Jr. retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

142   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Elizabeth A. Davin (1964),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to February 14, 2008, Ms. Davin was an Assistant Secretary.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   143

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 1, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Bond Fund
Class A
Actual	$1,000.00	$1,004.50	$3.74	0.75%
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class B
Actual	1,000.00	1,001.20	6.97	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Class C
Actual	1,000.00	1,001.40	6.97	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Select Class
Actual	1,000.00	1,005.20	3.24	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Institutional Class
Actual	1,000.00	1,005.80	2.44	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Ultra
Actual	1,000.00	1,006.50	2.00	0.40
Hypothetical	1,000.00	1,022.87	2.01	0.40

144   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio

Emerging Markets Debt Fund
Class A
Actual	$1,000.00	$1,062.20	$7.49	1.46%
Hypothetical	1,000.00	1,017.60	7.32	1.46
Class C
Actual	1,000.00	1,058.40	10.08	1.97
Hypothetical	1,000.00	1,015.07	9.87	1.97
Class R5**
Actual	1,000.00	1,064.50	5.24	1.02
Hypothetical	1,000.00	1,019.79	5.12	1.02
Select Class
Actual	1,000.00	1,063.50	6.26	1.22
Hypothetical	1,000.00	1,018.80	6.12	1.22

Enhanced Income Fund
Institutional Class
Actual	1,000.00	971.10	0.98	0.20
Hypothetical	1,000.00	1,023.87	1.01	0.20

Real Return Fund
Class A
Actual	1,000.00	1,107.50	4.72	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90
Class C
Actual	1,000.00	1,103.90	7.32	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
Select Class
Actual	1,000.00	1,108.20	3.41	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65
Institutional Class
Actual	1,000.00	1,108.80	2.62	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Short Term Bond Fund
Class A
Actual	1,000.00	1,010.10	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Select Class
Actual	1,000.00	1,012.20	2.75	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55
Institutional Class
Actual	1,000.00	1,012.50	1.50	0.30
Hypothetical	1,000.00	1,023.37	1.51	0.30

Short Term Bond Fund II
Class A
Actual	1,000.00	1,012.80	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Class M
Actual	1,000.00	1,010.60	5.00	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   145

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value, September 1, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 1, 2007 to February 29, 2008*	Annualized Expense Ratio
Select Class
Actual	$1,000.00	$1,012.90	$2.50	0.50%
Hypothetical	1,000.00	1,022.38	2.51	0.50

Strategic Income Fund
Class A
Actual	1,000.00	1,030.30	5.81	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15
Class B
Actual	1,000.00	1,027.50	8.32	1.65
Hypothetical	1,000.00	1,016.66	8.27	1.65
Class C
Actual	1,000.00	1,027.70	8.32	1.65
Hypothetical	1,000.00	1,016.66	8.27	1.65
Select Class
Actual	1,000.00	1,031.40	4.55	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90
Institutional Class
Actual	1,000.00	1,032.70	3.29	0.65
Hypothetical	1,000.00	1,021.63	3.27	0.65

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Effective November 30, 2007, R Class Shares were renamed Class R5 Shares.

146   JPMORGAN INCOME FUNDS        FEBRUARY 29, 2008

TAX LETTER
(Unaudited)

Certain tax information for the Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008. The information necessary to complete your income tax returns for the calendar year ending December 31, 2008 will be received under separate cover.

Funds with Long Term Capital Gain Designation — 15%

The following Fund hereby designates the following amount as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 29, 2008 (amounts in thousands):

Long-Term Capital Gain Distribution
Emerging Markets Debt Fund	$2,300

Qualified Interest Income (QII)

For the fiscal year ended February 29, 2008, the Funds designated the following amounts of ordinary distributions paid during the Funds’ fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Bond Fund	$95,004
Emerging Markets Debt Fund	1,398
Enhanced Income Fund	6,985
Real Return Fund	3,686
Short Term Bond Fund	75,739
Short Term Bond Fund II	12,154
Strategic Income Fund	717

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 29, 2008:

Income from U.S. Treasury Obligations
Bond Fund	3.09%
Enhanced Income Fund	1.00
Real Return Fund	93.44
Short Term Bond Fund	5.97
Short Term Bond Fund II	2.42
Strategic Income Fund	5.19

Qualified Short-Term Capital Gain Designation

For the fiscal year ended February 29, 2008, Emerging Markets Debt Fund designated approximately $2,671,000 of ordinary distributions paid during the Fund’s fiscal year that are from qualified short-term capital gains.

FEBRUARY 29, 2008        JPMORGAN INCOME FUNDS   147

THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Advisor. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. February 2008.	AN-INC-208

ANNUAL REPORT FEBRUARY 29, 2008

JPMorgan Funds

Tax Aware

Funds

JPMorgan Tax Aware High Income Fund

CONTENTS

President’s Letter	1
Schedule of Portfolio Investments	2
Financial Statements	6
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	19
Trustees	20
Officers	22
Schedule of Shareholder Expenses	23
Tax Letter	24

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

PRESIDENT’S LETTER
MARCH 10, 2008 (Unaudited)

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Tax Aware High Income Fund for the period ended February 29, 2008. Inside, you’ll find in-depth information about this Fund.

“Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way.”

Bonds outpace stocks

Despite market volatility, disarray in the credit and sub-prime mortgage markets, increased risk aversion and decelerating economic growth, the U.S. taxable bond market significantly outperformed the stock market, with higher-quality bonds leading the way. Bonds, as measured by the Lehman Brothers U.S. Aggregate Index, returned 7.30% for the 12-month period, while stocks, as measured by the S&P 500 Index, returned
–3.60%.

Although municipal securities posted solid performance in 2007, they declined late in the period after several monoline insurers disclosed exposure to sub-prime mortgage debt. The Lehman Brothers Municipal Bond Index returned –1.18% for the 12 months.

Credit problems build

Problems in the credit markets emerged late in the second calendar quarter of 2007. Spread-sector yields (non-treasury segments) began increasing due to unease about credit quality in the leveraged and sub-investment-grade mortgage loan markets. Generally, when spreads on a particular group of securities widen, prices fall, yields increase and total return declines, relative to comparable-duration U.S. Treasuries. Liquidity concerns in the markets for non-agency mortgages, high-yield debt and asset-backed securities remained the dominant theme as the period progressed. Given the high degree of uncertainty about exposure to the sub-prime mortgage market, lenders in the primary mortgage market adopted a cautious stance as investors were jolted by unfavorable news and strong volatility.

The commercial paper market impacted virtually all sectors of the fixed income markets, especially entities issuing asset-backed commercial paper. Although the spreads of sectors and companies most directly involved in mortgage-related activities and housing saw the widest swings, almost every part of the market experienced volatility.

Monoline insurers face credit downgrades

In the final months of the period, several financial companies revealed large losses from sub-prime debt exposure, including the financial guaranty industry. Some companies providing insurance protection on municipal securities struggled. Only 28% of January’s municipal supply was insured, compared to the historical average of nearly 50%.

Government responds with rate cuts, stimulus package

In response to credit market and economic growth concerns, the Federal Reserve (Fed) cut interest rates by 225 basis points (bps) during the period, which pushed money market yields lower throughout the year. For example, the yield on the benchmark three-month U.S. Treasury bill fell 320 bps, from 5.01% to 1.81%. The federal government also announced a stimulus plan that would send rebate checks to millions of U.S. homes.

Treasury yields

As the period progressed, the government segments of the fixed income market provided stability for investors. In particular, investors preferred Treasury securities, which advanced 11.39% for the year, as measured by the Lehman Brothers U.S. Treasury Index. Treasury securities were the top performers in the fixed income market, while high-yield and municipal securities were the worst.

The yield curve steepened on U.S. Treasuries during the year, as the shorter end experienced the greatest decline. For example, the yield on the three-year Treasury dropped from 4.55% to 1.87%, while that on the 30-year Treasury fell from 4.68% to 4.41%. Generally, interest rates and prices had an inverse relationship to one another. As demand for the safety of Treasury securities drove prices higher over the period, yields were pushed lower.

On behalf of everyone at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   1

JPMorgan Tax Aware High Income Fund

Schedule of Portfolio Investments
As of February 29, 2008

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 94.9%
		Corporate Bonds — 5.9%
		Automobiles — 0.9%
100		General Motors Nova Scotia Finance Co. (Canada), 6.85%, 10/15/08	99
		Casinos & Gaming — 0.7%
100		Seminole Hard Rock Entertainment, Inc., FRN, 7.49%, 03/15/14 (e)	78
		Consumer Finance — 1.6%
100		Ford Motor Credit Co. LLC, FRN, 7.13%, 01/13/12	79
100		GMAC LLC, FRN, 4.31%, 05/15/09	94
			173
		Containers & Packaging — 0.8%
100		Constar International, Inc., FRN, 6.44%, 02/15/12	86
		Electronic Equipment & Instruments — 0.5%
49		Sanmina-SCI Corp., FRN, 7.74%, 06/15/10 (e)	48
		Road & Rail — 0.7%
100		Quality Distribution LLC/QD Capital Corp., FRN, 8.76%, 01/15/12 (i)	75
		Semiconductors & Semiconductor Equipment — 0.7%
100		Spansion, Inc., FRN, 8.25%, 06/01/13 (e)	73
		Total Corporate Bonds (Cost $728)	632
		Loan Assignments & Participations — 6.6%
		Diversified Telecommunication Services — 1.1%
124		Time Warner Telecom, Term Loan B, 5.13%, 10/06/13	114
		Electrical Equipment — 0.8%
		Baldor Electric Co., Term Loan,
52		4.88%. 01/31/14	49
41		5.06%, 01/31/14	38
			87
		Health Care Providers & Services — 1.0%
		IASIS Healthcare Corp., Term Loan B,
114		5.24%, 03/14/14	102
—	(h)	6.83%, 03/14/14	—	(h)
10		IASIS Healthcare Corp., Term Loan B Letter of Credit, 3.01%, 03/14/14	9
			111
		Household Products — 1.2%
		Spectrum Brands, Inc., Term Loan B,
20		7.07%, 03/30/13	18
12		7.07%, 03/30/13	11
41		7.10%, 03/30/13	36
41		8.44%, 03/30/13	37
34		8.62%, 03/30/13	30
			132
		Independent Power Producers & Energy Traders — 1.2%
96		NRG Energy, Inc., Term Loan B, 6.58%, 06/08/14	88
44		NRG Energy, Inc., Term Loan Credit Linked Deposit, 6.48%, 06/08/14	41
			129
		IT Services — 0.2%
		First Data Corp., Initial B3 Term Loan,
2		7.58%, 09/24/14	2
23		7.63%, 09/24/14	21
			23
		Textiles, Apparel & Luxury Goods — 1.1%
141		Polymer Group, Inc., Term Loan B, 7.09%, 11/22/12	117
		Total Loan Assignments & Participations (Cost $777)	713
		Municipal Bonds — 82.4% (t)
		Arizona — 12.5%
		Arizona School Facilities Board, State School Trust,
300		Rev., AMBAC, 5.00%, 07/01/18	313
200		Series A, Rev., AMBAC, 5.75%, 07/01/14 (p)	224
500		City of Scottsdale, Water & Sewer, Rev., 5.25%, 07/01/21	524
100		Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.13%, 07/01/15	97
185		Tartesso West Community Facilities District, GO, 4.75%, 07/15/10	186
			1,344
		Arkansas — 5.1%
250		Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.50%, 01/01/17	256
		City of Fayetteville, Sales & Use Tax,
130		Rev., FSA, 4.13%, 11/01/15	130
170		Rev., FSA, 4.25%, 11/01/15	167
			553

SEE NOTES TO FINANCIAL STATEMENTS.

2   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Colorado — 3.3%
250	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 10/01/17	252
100	Platte River Power Authority, Series EE, Rev., 5.25%, 06/01/10	105
		357
	Delaware — 4.3%
175	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.63%, 07/01/17	176
270	Delaware Transportation Authority Motor Fuel Tax Revenue, Rev., MBIA, 5.00%, 07/01/13	290
		466
	Florida — 1.0%
100	Palm Beach County, Public Improvements, Convention Center Project, Rev., VAR, FGIC, 5.00%, 11/01/11	105
	Georgia — 2.9%
200	City of Augusta, Water & Sewer Systems, Rev., FSA, 5.00%, 10/01/17	212
100	Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 09/15/14	98
		310
	Indiana — 1.4%
150	Indiana Health Facility Financing Authority, Ascension Health Sub Credit, Series A, Rev., VAR, 5.00%, 04/01/10	155
	Kansas — 4.9%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.00%, 04/01/16	214
300	City of Wichita, Water & Sewer Utilities, Rev., FGIC, 5.00%, 10/01/13	320
		534
	Louisiana — 3.8%
260	Louisiana Correctional Facilities Corp., Rev., AMBAC, 5.00%, 09/01/16	269
140	St. Bernard Parish Home Mortgage Authority, Single Family Mortgage, Rev., GNMA/FNMA/FHLMC, 5.80%, 09/01/17	145
		414
	Massachusetts — 5.6%
145	Commonwealth of Massachusetts, Consolidated Loan, Series B, GO, 5.75%, 06/01/10	154
300	Massachusetts Bay Transportation Authority, Series B, Rev., MBIA, 5.50%, 07/01/28	313
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.50%, 01/01/15	139
		606
	Minnesota — 1.8%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.25%, 11/01/17	191
	Missouri — 4.6%
400	Bi-State Development Agency, Metropolitan District, St. Clair County, Metrolink Project, Rev., FSA, 5.25%, 07/01/25	400
100	Kansas City, Maincor Project, Tax Allocation, Series A, 5.00%, 03/01/12	100
		500
	New Jersey — 4.5%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., MBIA, 5.25%, 07/01/24	297
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.00%, 06/01/17	194
		491
	New Mexico — 0.9%
100	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I-D-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 07/01/17	100
	New York — 4.9%
115	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., VAR, 5.25%, 02/01/11	120
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., MBIA, 5.00%, 10/01/15	212
200	Ulster County IDA, Series A, Rev., 5.10%, 09/15/13	193
		525
	North Carolina — 3.6%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.38%, 01/01/13	77
300	North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.50%, 01/01/17	306
		383

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   3

JPMorgan Tax Aware High Income Fund

Schedule of Portfolio Investments
As of February 29, 2008 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Ohio — 2.6%
100	Belmont County Health Systems, Improvement, East Ohio Regional Hospital, Rev., 5.70%, 04/07/08	98
200	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Bonds, Series A-2, Rev., 5.13%, 06/01/17	185
		283
	Oklahoma — 0.9%
100	Chickasawa Nation, Health Systems, Rev., 5.38%, 12/01/17 (e)	97
	Pennsylvania — 0.7%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.00%, 05/01/12	72
	Puerto Rico — 1.9%
200	Children’s Trust Fund, Asset-Backed Bonds, Rev., 5.00%, 05/15/09	202
	Rhode Island — 1.4%
145	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.65%, 10/01/08	146
	Texas — 7.9%
95	Austin Independent School District, Series B, GO, PSF-GTD, 5.00%, 08/01/15	102
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.00%, 02/15/13	190
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.00%, 08/01/17	353
200	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, FHLMC/GNMA/FNMA, 5.85%, 10/01/17	204
		849
	Wisconsin — 1.9%
200	Wisconsin Health & Education Facilities, 4.42%, 10/01/27 (i)	200
	Total Municipal Bonds (Cost $9,182)	8,883
	Total Long-Term Investments (Cost $10,687)	10,228

SHARES
Short-Term Investment — 4.4%
	Investment Company — 4.4%
471	JPMorgan Tax Free Money Market Fund, Institutional Class (b) (Cost $471)	471
	Total Investments — 99.3% (Cost $11,158)	10,699
	Other Assets in Excess of Liabilities — 0.7%	72
	NET ASSETS — 100.0%	$10,771

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

4   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

ABBREVIATIONS AND DEFINITIONS:

(b)—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)—	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)—	Amount rounds to less than one thousand (shares or dollars).

(i)—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(p)—	Security is prerefunded or escrowed to maturity.

(t)—	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

AMBAC—	American Municipal Bond Assurance Corp.

AMT—	Alternative Minimum Tax

EDA—	Economic Development Authority

FGIC—	Financial Guaranty Insurance Co.

FHLMC—	Federal Home Loan Mortgage Corporation

FNMA—	Federal National Mortgage Association

FRN—	Floating Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

FSA—	Financial Security Assurance

GNMA—	Government National Mortgage Association

GO—	General Obligation

GTD—	Guaranteed

IDA—	Industrial Development Authority

MBIA—	Municipal Bond Insurance Association

PSF—	Permanent School Fund

Rev.—	Revenue Bond

VAR—	Variable Rate Note. The interest rate shown is the rate in effect as of February 29, 2008.

Portfolio Composition*
Municipal Bonds	83.0%
Loan Assignments & Participations	6.7
Corporate Bonds	5.9
Short-Term Investment	4.4

*	Percentages indicated are based upon total investments as of February 29, 2008. The Fund’s composition is subject to change.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   5

STATEMENT OF ASSETS AND LIABILITIES
AS OF FEBRUARY 29, 2008

(Amounts in thousands, except per share amounts)

	Tax Aware High Income Fund
ASSETS:
Investments in non-affiliates, at value	$10,228
Investments in affiliates, at value	471
Total investment securities, at value	10,699
Cash	1
Receivables:
Interest and dividends	125
Due from advisor	26
Total Assets	10,851

LIABILITIES:
Payables:
Unrealized depreciation on unfunded commitments	13
Accrued liabilities:
Shareholder servicing fees	1
Distribution fees	—	(b)
Custodian and accounting fees	9
Trustees’ and Chief Compliance Officer’s fees	—	(b)
Other	57
Total Liabilities	80
Net Assets	$10,771

SEE NOTES TO FINANCIAL STATEMENTS.

6   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

Tax Aware High Income Fund
NET ASSETS:
Paid in capital	$11,246
Accumulated undistributed (distributions in excess of) net investment income	— (b)
Accumulated net realized gains (losses)	(3)
Net unrealized appreciation (depreciation)	(472)
Total Net Assets	$10,771

Net Assets:
Class A	$1,013
Class C	176
Select Class	9,582
Total	$10,771

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	106
Class C	18
Select Class	999

Net Asset Value:
Class A — Redemption price per share	$9.59
Class C — Offering price per share (a)	9.59
Select Class — Offering and redemption price per share	9.59
Class A maximum sales charge	3.75%
Class A maximum public offering price per share
[net asset value per share/(100% – maximum sales charge)]	$9.96

Cost of investments in non-affiliates	$10,687
Cost of investments in affiliates	471

(a)	Redemption price for Class C Shares varies based upon length of time the shares are held.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   7

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 29, 2008 (a)

(Amounts in thousands)

Tax Aware High Income Fund
INVESTMENT INCOME:
Interest income	$201
Dividend income from affiliates (b)	26
Total investment income	227

EXPENSES:
Investment advisory fees	16
Administration fees	5
Distribution fees:
Class A	— (c)
Class C	— (c)
Shareholder servicing fees:
Class A	— (c)
Class C	— (c)
Select Class	11
Custodian and accounting fees	12
Professional fees	74
Trustees’ and Chief Compliance Officer’s fees	— (c)
Printing and mailing costs	21
Registration and filing fees	62
Transfer agent fees	5
Other	5
Total expenses	211
Less amounts waived	(26)
Less earnings credits	— (c)
Less expense reimbursements	(159)
Net expenses	26
Net investment income (loss)	201

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments	(3)
Change in net unrealized appreciation (depreciation) of:
Investments	(459)
Unfunded commitments	(13)
Change in net unrealized appreciation (depreciation)	(472)
Net realized/unrealized gains (losses)	(475)
Change in net assets resulting from operations	$(274)

(a)	Commencement of operations was September 17, 2007.

(b)	Includes reimbursement of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(c)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

STATEMENT OF CHANGES IN NET ASSETS
For the Period ENDED FEBRUARY 29, 2008 (a)

(Amounts in thousands)

Tax Aware High Income Fund
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$201
Net realized gain (loss)	(3)
Change in net unrealized appreciation (depreciation)	(472)
Change in net assets resulting from operations	(274)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(8)
Class C
From net investment income	(2)
Select Class
From net investment income	(191)
Total distributions to shareholders	(201)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	11,246

NET ASSETS:
Change in net assets	10,771
Beginning of period	—
End of period	$10,771
Accumulated undistributed (distributions in excess of) net investment income	$— (b)

(a)	Commencement of operations was September 17, 2007.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   9

STATEMENT OF CHANGES IN NET ASSETS
For the Period ENDED FEBRUARY 29, 2008 (a) (continued)

(Amounts in thousands)

	Tax Aware High Income Fund
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,063
Dividends and distributions reinvested	8
Change in net assets from Class A capital transactions	$1,071
Class C
Proceeds from shares issued	$181
Dividends and distributions reinvested	2
Change in net assets from Class C capital transactions	$183
Select Class
Proceeds from shares issued	$9,801
Dividends and distributions reinvested	191
Change in net assets from Select Class capital transactions	$9,992

Total change in net assets from capital transactions	$11,246

SHARE TRANSACTIONS:
Class A
Issued	105
Reinvested	1
Change in Class A Shares	106
Class C
Issued	18
Reinvested	—	(b)
Change in Class C Shares	18
Select Class
Issued	980
Reinvested	19
Change in Select Class Shares	999

(a)	Commencement of operations was September 17, 2007.

(b)	Amount rounds to less than 1,000 (shares or dollars).

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

THIS PAGE IS INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   11

FINANCIAL HIGHLIGHTS
For The Period Indicated

Tax Aware High Income Fund

					Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Class A
September 17, 2007 (e) through February 29, 2008	$10.00	$0.19	(f)	$(0.41)	$(0.22)	$(0.19)

Class C
September 17, 2007 (e) through February 29, 2008	10.00	0.17	(f)	(0.41)	(0.24)	(0.17)

Select Class
September 17, 2007 (e) through February 29, 2008	10.00	0.19	(f)	(0.41)	(0.22)	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Includes earnings credits of 0.01%.

(e)	Commencement of operations.

(f)	Calculated based on average shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)
$ 9.59	(2.23)%	$1,013	0.65%	4.21%	4.59%	8%

9.59	(2.46)	176	1.15	3.76	5.23	8

9.59	(2.22)	9,582	0.55	4.31	4.51	8

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   13

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered
Tax Aware High Income Fund	Class A, Class C and Select Class

The Fund commenced operations on September 17, 2007.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives shall generally be valued each day by third party broker-dealers or counterparties or by independent or affiliated pricing services approved by the Board of Trustees. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ OMX Group, Inc. shall generally be the NASDAQ Official Closing Price.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. Restricted and Illiquid Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of February 29, 2008 (amounts in thousands):

Market Value	Percentage
$275	2.6%

C. Loan Participations and Assignments — The Fund may invest in loan participations and assignments of all or a portion of loans. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. In contrast, a Fund has direct rights against the borrower on a loan when it purchases an assignment. As a result, the Fund assumes the credit risk of the borrower, and with respect to loan participations, the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). The Fund may not benefit directly from the collateral supporting the senior loan in which it has purchased the loan participation.

14   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

D. Commitments — The Fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risks exist on these commitments to the extent of any difference between the sales price and current market value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Unfunded Commitments

At February 29, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower (amounts in thousands):

Security Description	Market Value
Calpine Corp., Term Loan	$89
Delta Air Lines, 1st Lien, Term Loan	85
HCA, Inc., Term Loan	137
Vanguard Health Holdings, Term Loan	114
$425

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts.

F. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

H. Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

Paid-in-capital		Accumulated Undistributed/ (Overdistributed) Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
$—	(a)	$—	(a)	$—

The reclassifications for the Fund relate primarily to non-deductible expenses.

(a) Amount rounds to less than $1,000.

I. Recent Accounting Pronouncements — In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management continues to evaluate the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   15

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual fee rate of 0.35% of the Fund’s average daily net assets.

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

The Fund may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory, administration and shareholder servicing fees are waived and/or reimbursed from the Fund in an amount sufficient to offset any doubling up of these fees related to the Fund’s investment in an affiliated money market fund to the extent required by law or as undertaken by the Advisor or its affiliates.

The amount of these waivers/reimbursements resulting from investments in the money market funds for the period ended February 29, 2008 was approximately $1,000.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Fund Complex (excluding funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the period ended February 29, 2008, the annual effective rate was 0.10% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For period ended February 29, 2008, the Distributor did not retain a front-end sales charge or CDSC.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each class.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

F. Waivers and Reimbursements — The Advisor, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales,

16   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Select Class
0.65%	1.15%	0.55%

The contractual expense limitation agreements were in effect for the period ended February 29, 2008. The expense limitation percentages in the table above are in place until at least September 30, 2008.

For the period ended February 29, 2008, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$16	$5	$5	$26	$159

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various JPMorgan Funds until distribution in accordance with the Plan.

During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the period ended February 29, 2008, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the period ended February 29, 2008, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$11,468	$769

During the period ended February 29, 2008, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 29, 2008, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,158	$17	$476	$(459)

The tax character of distributions paid during the period ended February 29, 2008 was as follows (amounts in thousands):

Total Distributions Paid From:
Ordinary Income	Tax Exempt Income	Net Long Term Capital Gains	Total Distributions Paid
$50	$151	$—	$201

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   17

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 29, 2008 (continued)

At February 29, 2008, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

Current Distributable Ordinary Income	Current Distributable Long Term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$—	$—	$(472)

The cumulative timing differences primarily consist of post October loss deferrals.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the period ended February 29, 2008, the Fund deferred to March 1, 2008 post October capital losses of approximately $3,000.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 18, 2008.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2008, or at any time during the period then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense in the Statement of Operations.

7. Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

From time to time, the Fund’s investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund’s outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities, can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

The Fund invests substantially all of its assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. An issuer’s ability to meet their payment obligations may be affected by economic or political developments in a specific state or region. Issuances backed by bond insurers may be impacted by changes to bond insurers’ ratings.

8. Subsequent Event

On March 16, 2008, JPMorgan announced that it will acquire The Bear Stearns Companies Inc. (“Bear Stearns”) pending regulatory and shareholder approvals. The transaction is expected to close by the end of the second calendar quarter 2008. In addition, JPMorgan and Bear Stearns entered into a share purchase agreement on March 24, 2008. Pursuant to that share purchase agreement, JPMorgan purchased 95 million newly issued common shares of Bear Stearns’ stock, or 39.5% of the company after issuance, on April 8, 2008.

18   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

Report of Independent Registered Public Accounting Firm

To the Trustees of JPMorgan Trust I and Shareholders
of JPMorgan Tax Aware High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Tax Aware High Income Fund (a portfolio of JPMorgan Trust I, hereafter collectively referred to as the “Fund”) at February 29, 2008, the results of its operations, and the changes in its net assets and the financial highlights for the period September 17, 2007 (commencement of operations) through February 29, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2008

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   19

TRUSTEES
(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the JPMorgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
William J. Armstrong (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll–Rand Company (manufacturer of industrial equipment) (1972–2000).	145	None.
John F. Finn (1947); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	145	Director, Cardinal Health, Inc. (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003–present).
Dr. Matthew Goldstein (1941); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	145
Director, Albert Einstein School of Medicine (1998–present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	145	None.
Peter C. Marshall (1942); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	145	None.
Marilyn McCoy (1948); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	145	Trustee, Carleton College (2003–present).
William G. Morton, Jr. (1937); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	145	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

20   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex
Independent Trustees (3)
Robert A. Oden, Jr. (1946); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	145	Director, American University in Cairo.
Fergus Reid, III (1932); Trustee of Trust (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	145	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).
Frederick W. Ruebeck (1939); Trustee of Trust since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	145	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).
James J. Schonbachler (1943); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	145	None.
Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trust since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	145
Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)	Each Trustee serves for an indefinite term, subject to the Trust’s current retirement policy, which is age 75 for all Trustees, except Mr. Reid for whom it is age 78.

(2)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (145 funds).

(3)	Roland R. Eppley, Jr. retired as an Independent Trustee of the Board of Trustees effective December 31, 2007.

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   21

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Trust (Since)	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President (2005)
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)	Managing Director, JPMorgan Funds Management, Inc.; Head of Funds Administration and Board Liaison, previously, Treasurer, JPMorgan Funds. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Elizabeth A. Davin (1964),** Secretary (2008)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Stephanie J. Dorsey (1969), Treasurer (2005)*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration — Pooled Vehicles from 2000 to 2004. Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Paul L. Gulinello (1950), AML Compliance Officer (2005)
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; from 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.
Arthur A. Jensen (1966), Assistant Treasurer (2005)*	Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005.
Laura S. Melman (1966), Assistant Treasurer (2006)	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.
Francesco Tango (1971), Assistant Treasurer (2007)	Vice President, JPMorgan Funds Management, Inc. since January 2003: Associate, JPMorgan Funds Management, Inc. since 1999.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	Prior to February 14, 2008, Ms. Davin was an Assistant Secretary.

22   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, September 17, 2007, and continued to hold your shares at the end of the reporting period, February 29, 2008.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 17, 2007	Ending Account Value, February 29, 2008	Expenses Paid During September 17, 2007 to February 29, 2008	Annualized Expense Ratio
Tax Aware High Income Fund
Class A
Actual*	$1,000.00	$977.70	$2.90	0.65%
Hypothetical**	1,000.00	1,021.63	3.27	0.65
Class C
Actual*	1,000.00	975.40	5.12	1.15
Hypothetical**	1,000.00	1,019.14	5.77	1.15
Select Class
Actual*	1,000.00	977.80	2.45	0.55
Hypothetical**	1,000.00	1,022.13	2.77	0.55

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 165/366 (to reflect the actual period). The Fund commenced operations on September 17, 2007.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

FEBRUARY 29, 2008        JPMORGAN TAX AWARE FUNDS   23

TAX LETTER
(Unaudited)

Certain tax information for the Portfolio is required to be provided to shareholders based upon the Portfolio’s income and distributions for the taxable year ended February 29, 2008. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2008.

Tax Exempt Income

The percentage of distributions paid from net investment income that are exempt from federal income tax for the fiscal year ended February 29, 2008 was 75.33%.

24   JPMORGAN TAX AWARE FUNDS        FEBRUARY 29, 2008

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus.

Contact JPMorgan Funds Distribution Services at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2008 All rights reserved. February 2008.	AN-TAHI-208

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial expert is William Armstrong. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2008 – $1,063,100

2007 – $441,800*

*Certain Funds’ fiscal year end changed to the last day of February effective February 2007. A portion of the fees are for the six months ending February 28, 2007, the new fiscal year end of the Funds.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)

2007 – $15,213,000

2006 – $9,775,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent registered public accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2008 – $131,260

2007 – $56,580*

*Certain Funds’ fiscal year end changed to the last day of February effective February 2007. A portion of the fees are for the six months ending February 28, 2007, the new fiscal year end of the Funds.

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended December 31, 2007 and 2006, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2008 – Not applicable

2007 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2008 – 0.0%

2007 – 100.0%*

* The number shown represents the percentage of services that were pre-approved. The percentage of services that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X was 0%.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $19.9 million in 2007 and $21.6 million in 2006.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

May 8, 2008

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

May 8, 2008